UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746
(Address of principal executive offices)	(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (512) 306-7400

Date of fiscal year end:          October 31

Date of reporting period:        January 31, 2011

Form N-Q/A explanatory note

Explanatory Note – This SEC has a 100 megabyte limitation on filing size. The Form N-Q submission for DFA Investment Dimensions Group Inc. (the “Registrant”) is larger than 100 megabytes and therefore has to be split up into two separate filings, a Form N-Q and Form N-Q/A, in order to transmit all the information to the SEC. This Form N-Q/A for the Registrant is being filed to provide the schedules of investments for each Master Fund (“Master Fund Schedules”) in which a Feeder Fund invests. Other than the aforementioned Master Fund Schedules, no other information or disclosures contained in the Form N-Q filed earlier today, March 31, 2011, is being amended by this Form N-Q/A. The Master Funds and their corresponding Feeder Funds are listed below.

Master Fund	Feeder Fund
The U.S. Large Cap Value Series	U.S. Large Cap Value Portfolio
The DFA International Value Series	LWAS/DFA International High Book to Market Portfolio
The Japanese Small Company Series	Japanese Small Company Portfolio
The Asia Pacific Small Company Series	Asia Pacific Small Company Portfolio
The United Kingdom Small Company Series	United Kingdom Small Company Portfolio
The Continental Small Company Series	Continental Small Company Portfolio
The Emerging Markets Series	Emerging Markets Portfolio
The Emerging Markets Small Cap Series	Emerging Markets Small Cap Portfolio
The Tax-Managed U.S. Marketwide Value Series	Tax-Managed U.S. Marketwide Value Portfolio
The Tax-Managed U.S. Equity Series	Tax-Managed U.S. Equity Portfolio
Dimensional Emerging Markets Value Fund	Emerging Markets Value Portfolio

ITEM 1.	SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

January 31, 2011

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes	i

The DFA Investment Trust Company
The U.S. Large Cap Value Series	1232
The DFA International Value Series	1237
The Japanese Small Company Series	1249
The Asia Pacific Small Company Series	1273
The United Kingdom Small Company Series	1293
The Continental Small Company Series	1301
The Emerging Markets Series	1327
The Emerging Markets Small Cap Series	1342
The Tax-Managed U.S. Marketwide Value Series	1390
The Tax-Managed U.S. Equity Series	1412

Notes to Schedules of Investments
Organization	1457
Security Valuation	1457
Financial Instruments	1458
Federal Tax Cost	1459
Other	1459
Recent Issued Accounting Standards	1459

DFA Investment Dimensions Group Inc.

Form N-Q

January 31, 2011

(Unaudited)

Table of Contents

Subsequent Event Evaluations	1459

Dimensional Emerging Markets Value Fund

Schedule of Investments	1462

Notes to Schedule of Investments
Organization	1500
Security Valuation	1500
Financial Instruments	1501
Federal Tax Cost	1502
Other	1502
Recent Issued Accounting Standards	1502
Subseqent Event Evaluations	1502

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FNMA	Federal National Mortgage Association
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	Credit rating enhanced by guaranty or insurance from National Public Finance Guarantee Corp.
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
REIT	Real Estate Investment Trust
SA	Special Assessment
SCSDE	South Carolina State Department of Education
SPDR	Standard & Poor’s Depository Receipts
TAN	Tax Anticipation Note

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of January 31, 2011.
(r)	The adjustable or variable rate shown is effective as of January 31, 2011.
(y)	The rate shown is the effective yield.
(t)	Face Amount denominated in Australian Dollars.
(g)	Face Amount denominated in British Pounds.
(e)	Face Amount denominated in Euro.
(z)	Face Amount denominated in New Zealand Dollars.
(n)	Face Amount denominated in Norwegian Krone.
(u)	Face Amount denominated in United States Dollars.
§	Affiliated Fund.
—	Amounts designated as — are either zero or rounded to zero.
❖	Security segregated as collateral for the Open Futures Contracts.

i

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.5%)
Consumer Discretionary — (15.3%)
#*AutoNation, Inc.	36,277	$1,041,513
Carnival Corp.	2,260,335	101,059,578
CBS Corp.	6,824	134,979
CBS Corp. Class B	3,870,469	76,751,400
*Clear Channel Outdoor Holdings, Inc.	168,216	2,336,520
#Comcast Corp. Class A	11,535,742	262,438,131
Comcast Corp. Special Class A	3,843,964	82,414,588
Dillard’s, Inc.	3,865	153,518
#DR Horton, Inc.	1,142,654	14,157,483
Foot Locker, Inc.	613,946	10,965,076
Fortune Brands, Inc.	720,175	44,420,394
#*GameStop Corp. Class A	462,200	9,738,554
*Hyatt Hotels Corp. Class A	1,741	84,595
#J.C. Penney Co., Inc.	991,929	31,811,163
#Lennar Corp. Class A	740,452	14,335,151
Lennar Corp. Class B Voting	3,891	61,750
*Liberty Media Corp. Interactive Class A	3,585,265	56,790,598
*Liberty Media-Starz Corp. Series A	295,430	19,696,318
#*MGM Resorts International	2,005,968	29,748,505
#*Mohawk Industries, Inc.	392,417	21,798,764
#News Corp. Class A	8,834,105	132,688,257
#News Corp. Class B	3,247,295	53,840,151
*Penn National Gaming, Inc.	127,661	4,561,328
*Phillips-Van Heusen Corp.	28,027	1,635,936
#*Pulte Group, Inc.	1,235,184	9,745,602
#*Royal Caribbean Cruises, Ltd.	980,080	44,005,592
#*Sears Holdings Corp.	595,638	44,893,236
Service Corp. International	74,205	643,357
*Signet Jewelers, Ltd. ADR	55,332	2,350,503
Stanley Black & Decker, Inc.	183,165	13,312,432
Time Warner Cable, Inc.	2,004,056	135,935,119
Time Warner, Inc.	6,251,359	196,605,241
#*Toll Brothers, Inc.	904,000	18,296,960
#Walt Disney Co. (The)	2,346,944	91,225,713
#Washington Post Co. Class B	35,803	15,336,215
Wendy’s/Arby’s Group, Inc.	576,644	2,785,191
#Wyndham Worldwide Corp.	826,272	23,243,031

Total Consumer Discretionary		1,571,042,442

Consumer Staples — (7.0%)
Archer-Daniels-Midland Co.	2,778,297	90,766,963
#Bunge, Ltd.	372,033	25,324,286
*Constellation Brands, Inc. Class A	896,502	17,230,768
#Corn Products International, Inc	375,886	17,339,621
CVS Caremark Corp.	6,558,747	224,309,147
Del Monte Foods Co.	861,445	16,332,997
J.M. Smucker Co.	554,366	34,459,391
Kraft Foods, Inc.	6,153,610	188,115,858
Molson Coors Brewing Co.	798,416	37,421,758
*Ralcorp Holdings, Inc.	213,271	13,052,185
#Safeway, Inc.	513,146	10,616,991
#*Smithfield Foods, Inc.	717,199	14,279,432
#Tyson Foods, Inc. Class A	1,926,959	31,698,476

Total Consumer Staples		720,947,873

Energy — (15.7%)
Anadarko Petroleum Corp.	2,760,568	212,784,581
Cabot Oil & Gas Corp.	14,435	600,929

1232

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#Chesapeake Energy Corp.	3,103,882	$91,657,635
Chevron Corp.	639,240	60,683,053
ConocoPhillips	5,935,876	424,177,699
*Denbury Resources, Inc.	853,581	17,370,373
#Helmerich & Payne, Inc.	513,387	30,151,219
Hess Corp.	1,366,575	114,956,289
Marathon Oil Corp.	3,491,218	159,548,663
Murphy Oil Corp.	381,452	25,290,268
*Nabors Industries, Ltd.	1,269,846	30,984,242
National-Oilwell, Inc.	1,945,893	143,801,493
Noble Energy, Inc.	437,344	39,842,038
#Patterson-UTI Energy, Inc.	732,485	17,096,200
*Petrohawk Energy Corp.	84,854	1,701,323
#Pioneer Natural Resources Co.	577,949	54,997,627
*Plains Exploration & Production Co.	609,480	21,575,592
*Pride International, Inc.	779,980	25,349,350
QEP Resources, Inc.	207,166	8,419,226
*Rowan Cos., Inc.	526,904	18,062,269
#Sunoco, Inc.	566,686	24,055,821
*Teekay Corp.	10,590	358,577
*Tesoro Petroleum Corp.	149,859	2,884,786
#Tidewater, Inc.	273,715	16,283,305
Valero Energy Corp.	2,637,648	66,890,753

Total Energy		1,609,523,311

Financials — (20.6%)
*Allegheny Corp.	19,571	6,043,133
#*Allied World Assurance Co. Holdings, Ltd.	184,189	11,112,122
#Allstate Corp. (The)	218,580	6,806,581
#Alterra Capital Holdings, Ltd.	25,534	550,258
*American Capital, Ltd.	164,166	1,341,236
American Financial Group, Inc.	689,393	22,425,954
American National Insurance Co.	92,588	7,719,987
#Aspen Insurance Holdings, Ltd.	212,450	6,384,123
#Associated Banc-Corp.	305,356	4,268,877
Assurant, Inc.	493,401	19,356,121
#Assured Guaranty, Ltd.	88,666	1,282,110
#Axis Capital Holdings, Ltd.	597,336	21,253,215
Bank of America Corp.	19,776,300	271,528,599
#Capital One Financial Corp.	2,303,387	110,931,118
*Citigroup, Inc.	70,392,916	339,293,855
CME Group, Inc.	298,361	92,062,270
*CNA Financial Corp.	1,676,585	45,049,839
*E*Trade Financial Corp.	215,477	3,568,299
#Endurance Specialty Holdings, Ltd.	16,839	782,845
#Everest Re Group, Ltd.	215,229	18,139,500
First American Financial Corp.	101,731	1,577,848
*Genworth Financial, Inc.	2,218,170	30,100,567
#Hanover Insurance Group, Inc.	281,740	13,326,302
#Hartford Financial Services Group, Inc.	2,030,212	56,399,289
KeyCorp.	3,548,538	31,581,988
#Legg Mason, Inc.	693,213	22,966,147
#Lincoln National Corp.	1,555,660	44,865,234
Loews Corp.	2,466,987	98,802,829
Marshall & Ilsley Corp.	2,398,318	16,764,243
#*MBIA, Inc.	93,388	999,252
MetLife, Inc.	4,414,400	202,047,088
Morgan Stanley	2,807,701	82,546,409
#*NASDAQ OMX Group, Inc. (The)	840,414	20,573,335
NYSE Euronext, Inc.	460,501	14,648,537
#Old Republic International Corp.	1,432,884	17,524,171

1233

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
PartnerRe, Ltd.	123,850	$10,140,838
People’s United Financial, Inc.	17,617	227,436
*Popular, Inc.	1,835,582	5,892,218
Protective Life Corp.	9,441	260,288
#Prudential Financial, Inc.	2,104,204	129,429,588
Regions Financial Corp.	5,445,963	38,666,337
Reinsurance Group of America, Inc.	509,512	29,327,511
#SunTrust Banks, Inc.	2,356,627	71,712,160
Transatlantic Holdings, Inc.	313,333	16,120,983
#Travelers Cos., Inc. (The)	698,335	39,288,327
#Unum Group	1,898,589	47,350,810
Validus Holdings, Ltd.	267,194	8,122,698
#Wesco Financial Corp.	19,766	7,427,865
White Mountains Insurance Group, Ltd.	33,129	11,263,860
#Xl Group P.L.C.	1,189,393	27,260,888
#Zions Bancorporation	816,554	19,254,343

Total Financials		2,106,369,431

Health Care — (8.5%)
Aetna, Inc.	1,938,699	63,860,745
#*Alere, Inc.	239,800	9,392,966
#*Boston Scientific Corp.	4,676,905	32,644,797
*CareFusion Corp.	755,352	19,435,207
*Cigna Corp.	21,116	887,294
*Community Health Systems, Inc.	398,874	14,008,455
Cooper Cos., Inc.	18,571	1,064,861
*Coventry Health Care, Inc.	584,813	17,526,846
#*Health Net, Inc.	20,540	586,006
*Hologic, Inc.	1,118,134	22,273,229
*Humana, Inc.	684,973	39,707,885
*King Pharmaceuticals, Inc.	1,215,010	17,301,742
#Omnicare, Inc.	582,523	15,098,996
PerkinElmer, Inc.	324,139	8,291,476
Pfizer, Inc.	12,991,272	236,700,976
#Teleflex, Inc.	87,443	5,012,233
*Thermo Fisher Scientific, Inc.	1,934,584	110,793,626
UnitedHealth Group, Inc.	2,296,880	94,286,924
#*Watson Pharmaceuticals, Inc.	105,594	5,756,985
*WellPoint, Inc.	2,580,122	160,277,179

Total Health Care		874,908,428

Industrials — (12.7%)
*Aecom Technology Corp.	3,764	110,172
#*AGCO Corp.	222,777	11,294,794
#Armstrong World Industries, Inc.	28,032	1,138,380
Cintas Corp.	28,160	790,170
#Covanta Holding Corp.	190,107	3,216,610
CSX Corp.	2,287,204	161,476,602
General Electric Co.	16,207,622	326,421,507
#*Hertz Global Holdings, Inc.	1,366,323	20,098,611
#Ingersoll-Rand P.L.C.	635,764	30,008,061
*Kansas City Southern	238,183	11,904,386
KBR, Inc.	26,288	843,845
L-3 Communications Holdings, Inc.	184,910	14,469,208
Norfolk Southern Corp.	2,186,220	133,774,802
#Northrop Grumman Corp.	1,926,678	133,518,785
#*Owens Corning, Inc.	556,762	18,634,824
#Pentair, Inc.	309,922	11,209,879
#*Quanta Services, Inc.	135,103	3,205,994
#R. R. Donnelley & Sons Co.	505,076	8,949,947
Republic Services, Inc.	798,002	24,610,382

1234

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ryder System, Inc.	319,005	$15,337,760
Southwest Airlines Co.	4,316,432	51,149,719
#*Terex Corp.	420,921	13,650,468
#Tyco International, Ltd.	995,834	44,643,238
Union Pacific Corp.	2,573,178	243,499,834
*URS Corp.	363,426	16,154,286

Total Industrials		1,300,112,264

Information Technology — (3.1%)
Activision Blizzard, Inc.	2,584,783	29,182,200
#*AOL, Inc.	572,108	13,455,980
*Arrow Electronics, Inc.	559,322	21,142,372
*Avnet, Inc.	683,715	24,353,928
AVX Corp.	283,401	4,443,728
*Brocade Communications Systems, Inc.	540,710	3,049,604
Computer Sciences Corp.	946,932	50,462,006
CoreLogic, Inc.	375,959	7,537,978
Fidelity National Information Services, Inc.	1,164,432	35,433,666
#*IAC/InterActiveCorp.	765,118	21,645,188
*Ingram Micro, Inc.	969,555	19,139,016
*MEMC Electronic Materials, Inc.	553,566	6,139,047
#*Micron Technology, Inc.	2,429,855	25,610,672
*Motorola Solutions, Inc.	92,461	3,584,713
*Tech Data Corp.	18,421	864,129
Tellabs, Inc.	1,931,218	10,235,455
*Vishay Intertechnology, Inc.	13,255	218,708
*Western Digital Corp.	96	3,266
Xerox Corp.	3,481,433	36,972,818

Total Information Technology		313,474,474

Materials — (3.0%)
#Alcoa, Inc.	5,082,514	84,217,257
Ashland, Inc.	368,499	21,395,052
*Coeur d’Alene Mines Corp.	15,270	357,013
Cytec Industries, Inc.	58,994	3,217,533
#Domtar Corp.	191,002	16,794,806
#Huntsman Corp.	217,513	3,786,901
#International Paper Co.	2,298,491	66,380,420
#MeadWestavco Corp.	1,023,001	29,288,519
Reliance Steel & Aluminum Co.	349,087	18,253,759
*Royal Gold, Inc.	700	32,480
Steel Dynamics, Inc.	715,071	13,014,292
#Temple-Inland, Inc.	46,879	1,124,627
#United States Steel Corp.	371,573	21,428,615
#Vulcan Materials Co.	532,452	22,661,157
Westlake Chemical Corp.	1,419	54,944

Total Materials		302,007,375

Telecommunication Services — (5.5%)
#AT&T, Inc.	12,361,737	340,195,002
#CenturyLink, Inc.	1,315,322	56,874,523
#Frontier Communications Corp.	256,247	2,349,785
*MetroPCS Communications, Inc.	1,325,969	17,144,779
*Sprint Nextel Corp.	13,734,331	62,079,176
Telephone & Data Systems, Inc.	309,373	11,060,085
#Telephone & Data Systems, Inc. Special Shares	251,163	7,740,844
*United States Cellular Corp.	265,925	12,961,185
Verizon Communications, Inc.	1,599,525	56,975,081

Total Telecommunication Services		567,380,460

1235

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (1.1%)
*AES Corp.	975,878	$12,100,887
#*Calpine Corp.	1,740,778	24,840,902
*NRG Energy, Inc.	836,528	17,357,956
Public Service Enterprise Group, Inc.	1,751,371	56,796,962

Total Utilities		111,096,707

TOTAL COMMON STOCKS		9,476,862,765

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	22,941,265	$22,941,265

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@DFA Short Term Investment Fund	744,972,869	744,972,869
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $13,094,737 FNMA 5.000%, 10/01/20, valued at $4,559,263) to be repurchased at $4,426,469	$4,426	4,426,469

TOTAL SECURITIES LENDING COLLATERAL		749,399,338

TOTAL INVESTMENTS — (100.0%)
(Cost $7,568,704,034)##		$10,249,203,368

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,571,042,442	—	—	$1,571,042,442
Consumer Staples	720,947,873	—	—	720,947,873
Energy	1,609,523,311	—	—	1,609,523,311
Financials	2,106,369,431	—	—	2,106,369,431
Health Care	874,908,428	—	—	874,908,428
Industrials	1,300,112,264	—	—	1,300,112,264
Information Technology	313,474,474	—	—	313,474,474
Materials	302,007,375	—	—	302,007,375
Telecommunication Services	567,380,460	—	—	567,380,460
Utilities	111,096,707	—	—	111,096,707
Temporary Cash Investments	22,941,265	—	—	22,941,265
Securities Lending Collateral	—	$749,399,338	—	749,399,338

TOTAL	$9,499,804,030	$749,399,338	—	$10,249,203,368

See accompanying Notes to Schedules of Investments.

1236

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.1%)
AUSTRALIA — (5.0%)
Alumina, Ltd.	2,104,308	$5,042,729
Alumina, Ltd. Sponsored ADR	172,484	1,661,021
Amcor, Ltd.	2,298,994	15,797,306
Amcor, Ltd. Sponsored ADR	77,103	2,120,333
*Asciano Group, Ltd.	1,652,988	2,656,754
Australia & New Zealand Banking Group, Ltd.	2,064,289	48,923,133
#Bank of Queensland, Ltd.	192,358	1,898,596
#Bendigo Bank, Ltd.	525,607	5,136,007
BlueScope Steel, Ltd.	4,756,814	10,128,715
#Boral, Ltd.	1,495,332	7,187,556
Caltex Australia, Ltd.	291,956	3,916,407
#Crown, Ltd.	1,072,628	9,209,233
CSR, Ltd.	2,684,609	4,312,825
Downer EDI, Ltd.	132,490	509,600
#Fairfax Media, Ltd.	3,633,872	4,895,776
Goodman Fielder, Ltd.	2,376,765	2,988,193
#Harvey Norman Holdings, Ltd.	828,027	2,488,717
Incitec Pivot, Ltd.	4,149,937	17,871,174
Insurance Australia Group, Ltd.	2,620,594	9,995,088
Lend Lease Group NL	755,364	6,661,397
#Macquarie Group, Ltd.	499,358	20,314,815
#National Australia Bank, Ltd.	1,974,756	48,726,538
New Hope Corp., Ltd.	38,789	189,496
OneSteel, Ltd.	1,841,739	5,020,713
Origin Energy, Ltd.	1,420,647	23,300,573
OZ Minerals, Ltd.	4,190,871	6,849,058
#Primary Health Care, Ltd.	28,910	106,595
*Qantas Airways, Ltd.	2,850,317	6,842,340
Santos, Ltd.	1,241,546	16,765,994
Sims Metal Management, Ltd.	101,787	1,966,475
Sims Metal Management, Ltd. Sponsored ADR	124,013	2,386,010
Sonic Healthcare, Ltd.	331,308	3,942,482
Suncorp Group, Ltd.	2,770,201	23,870,873
TABCORP Holdings, Ltd.	1,493,288	10,374,051
Tatts Group, Ltd.	2,061,852	5,100,648
Toll Holdings, Ltd.	43,403	254,868
#Washington H. Soul Pattinson & Co., Ltd.	113,801	1,406,701
Wesfarmers, Ltd.	2,428,751	82,658,057

TOTAL AUSTRALIA		423,476,847

AUSTRIA — (0.4%)
Erste Group Bank AG	342,508	17,112,550
OMV AG	286,325	12,686,254
Voestalpine AG	68,767	3,085,072

TOTAL AUSTRIA		32,883,876

BELGIUM — (0.7%)
*Ageas SA	805,727	2,283,033
Delhaize Group SA	201,237	15,836,541
#Delhaize Group SA Sponsored ADR	52,900	4,200,260
#*Dexia SA	155,441	649,343
*KBC Groep NV	313,891	12,565,748
#Solvay SA	159,830	16,697,736
#UCB SA	279,089	9,986,832

TOTAL BELGIUM		62,219,493

CANADA — (10.2%)
Astral Media, Inc. Class A	40,138	1,604,558

1237

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
#BCE, Inc.	692,027	$25,135,090
#*Bell Aliant, Inc.	16,982	457,896
#Canadian Pacific Railway, Ltd.	282,553	18,953,498
#Canadian Tire Corp. Class A	214,347	13,335,815
Canadian Utilities, Ltd. Class A	82,858	4,402,930
*CGI Group, Inc.	400,789	7,708,789
Empire Co., Ltd. Class A	65,500	3,411,220
#Encana Corp.	2,051,015	66,097,023
Ensign Energy Services, Inc.	128,319	2,077,247
Fairfax Financial Holdings, Ltd.	54,722	20,875,622
#*Genworth MI Canada, Inc.	58,728	1,545,397
#George Weston, Ltd.	141,700	10,031,570
Goldcorp, Inc.	353,927	14,205,149
#Husky Energy, Inc.	783,918	21,137,251
Industrial Alliance Insurance & Financial Services, Inc.	168,485	6,183,476
#Inmet Mining Corp.	121,900	9,087,567
Intact Financial Corp.	121,000	6,096,220
*Kinross Gold Corp.	600,100	9,972,202
#Loblaw Cos., Ltd.	224,875	8,787,496
#*Lundin Mining Corp.	484,110	3,466,389
#Magna International, Inc.	583,936	34,096,707
#Manitoba Telecom Services, Inc.	40,500	1,248,549
#Manulife Financial Corp.	2,171,383	37,839,550
#Metro, Inc. Class A	137,300	5,930,219
#National Bank of Canada	128,967	8,991,048
*New Gold, Inc.	785,571	6,291,786
Nexen, Inc.	1,212,377	30,450,174
#PetroBakken Energy, Ltd.	120,960	2,589,886
*Petrobank Energy & Resources, Ltd.	96,762	2,270,841
*Quadra FNX Mining, Ltd.	397,631	5,360,781
Sears Canada, Inc.	34,515	674,548
#*Sino-Forest Corp.	521,532	11,343,653
#Sun Life Financial, Inc.	1,367,335	43,026,640
Suncor Energy, Inc.	2,329,386	96,446,141
Talisman Energy, Inc.	2,353,184	53,909,263
Teck Resources, Ltd. Class A	3,615	220,218
Teck Resources, Ltd. Class B	1,218,230	73,786,038
#Telus Corp. Non-Voting	354,032	16,861,024
#Thomson Reuters Corp.	1,832,184	73,188,555
#TransAlta Corp.	602,148	12,435,633
#TransCanada Corp.	1,941,948	70,882,508
*Viterra, Inc.	736,986	8,611,111
#Yamana Gold, Inc.	1,777,340	20,003,617
#Yellow Media, Inc.	113,179	692,852

TOTAL CANADA		871,723,747

DENMARK — (1.3%)
#A.P. Moller - Maersk A.S.	3,634	35,399,249
Carlsberg A.S. Series B	282,497	28,085,505
Danisco A.S.	107,780	13,099,230
*Danske Bank A.S.	1,004,808	26,946,577
*Jyske Bank A.S.	111,779	5,024,595
Rockwool International A.S.	136	16,024
#*Sydbank A.S.	60,841	1,756,964

TOTAL DENMARK		110,328,144

FINLAND — (0.8%)
#Kesko Oyj	152,447	7,325,849
#Neste Oil Oyj	302,274	5,708,645
#Outokumpu Oyj	228,983	4,265,286
Sampo Oyj	378,030	11,145,850

1238

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Stora Enso Oyj Series R	1,304,065	$15,512,658
Stora Enso Oyj Sponsored ADR	91,500	1,090,680
UPM-Kymmene Oyj	1,166,852	24,023,544
#UPM-Kymmene Oyj Sponsored ADR	69,300	1,421,343

TOTAL FINLAND		70,493,855

FRANCE — (8.0%)
*Air France-KLM SA	320,673	5,854,403
AXA SA	3,121,241	66,057,221
AXA SA Sponsored ADR	140,900	2,992,716
BNP Paribas SA	607,569	45,348,076
Capgemini SA	259,094	13,034,476
Casino Guichard Perrachon SA	108,706	10,614,961
Cie de Saint-Gobain SA	875,747	50,517,260
#*Cie Generale de Geophysique - Veritas Sponsored ADR	141,089	4,296,160
Cie Generale des Establissements Michelin SA Series B	222,791	16,213,682
Ciments Francais SA	26,702	2,373,064
CNP Assurances SA	289,208	6,386,096
Credit Agricole SA	2,525,603	37,271,654
*European Aeronautic Defence & Space Co. SA	182,216	5,254,127
GDF Suez SA	2,202,260	87,231,293
Groupe Eurotunnel SA	545,525	5,300,743
Lafarge SA	505,082	29,975,638
Lagardere SCA	243,906	10,842,321
*Natixis SA	1,856,572	9,858,905
*Peugeot SA	329,988	13,798,077
PPR SA	161,317	25,734,812
*Renault SA	500,084	32,690,842
*Rexel SA	106,496	2,396,271
#Sanofi-Aventis SA ADR	148,200	5,099,562
SCOR SE	199,135	5,510,273
Societe Generale Paris SA	1,179,235	76,170,467
STMicroelectronics NV	1,542,301	18,654,894
Vivendi SA	3,291,124	94,083,864

TOTAL FRANCE		683,561,858

GERMANY — (8.0%)
Allianz SE	481,474	67,073,562
Allianz SE Sponsored ADR	2,834,240	39,565,990
Bayerische Motoren Werke AG	915,762	70,282,097
*Celesio AG	31,804	803,237
#*Commerzbank AG	1,163,573	8,940,385
*Daimler AG	2,088,586	153,295,660
Deutsche Bank AG (5750355)	965,050	57,063,444
#Deutsche Bank AG (D18190898)	420,711	24,632,629
*Deutsche Lufthansa AG	464,311	9,755,807
Deutsche Telekom AG	2,852,483	38,132,340
#Deutsche Telekom AG Sponsored ADR	3,099,741	41,288,550
*E.ON AG	808,984	27,050,410
Fraport AG	41,329	2,915,463
Generali Deutschland Holding AG	14,729	1,832,798
Hannover Rueckversicherung AG	74,974	4,193,172
Heidelberger Zement AG	201,967	13,301,985
Linde AG	21,240	3,101,100
*Merck KGaA	50,209	4,300,281
#Munchener Rueckversicherungs-Gesellschaft AG	412,644	64,684,884
Porsche Automobil Holding SE	190,907	17,816,256
Salzgitter AG	79,216	6,438,973
SCA Hygiene Products SE	3,195	1,527,927
Suedzucker AG	25,683	685,664
#ThyssenKrupp AG	368,208	14,969,295

1239

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Volkswagen AG	44,125	$6,712,829

TOTAL GERMANY		680,364,738

GREECE — (0.1%)
#*Alpha Bank A.E.	288,957	1,695,220
#*EFG Eurobank Ergasias S.A.	385,650	2,262,791
Hellenic Petroleum S.A.	334,517	3,186,513
National Bank of Greece S.A. ADR	619,230	1,182,729

TOTAL GREECE		8,327,253

HONG KONG — (1.7%)
Cathay Pacific Airways, Ltd.	273,000	692,617
Cheung Kong Holdings, Ltd.	91,000	1,511,116
#Dah Sing Financial Holdings, Ltd.	140,850	988,683
Great Eagle Holdings, Ltd.	723,721	2,427,246
Hang Lung Group, Ltd.	490,000	3,076,036
Henderson Land Development Co., Ltd.	2,754,114	19,199,784
Hong Kong & Shanghai Hotels, Ltd.	1,310,837	2,302,773
Hopewell Holdings, Ltd.	916,669	2,979,676
Hutchison Whampoa, Ltd.	5,963,000	69,900,003
Hysan Development Co., Ltd.	1,035,259	4,938,552
#*Mongolia Energy Corp, Ltd.	1,658,000	466,432
New World Development Co., Ltd.	7,189,476	13,807,023
*Orient Overseas International, Ltd.	292,000	2,968,716
Pacific Basin Shipping, Ltd.	301,000	196,456
Sino Land Co., Ltd.	810,182	1,543,040
Wharf Holdings, Ltd.	217,990	1,664,674
Wheelock & Co., Ltd.	3,482,000	14,139,222

TOTAL HONG KONG		142,802,049

IRELAND — (0.1%)
Bank of Ireland P.L.C. Sponsored ADR	184,942	382,830
*CRH P.L.C.	198,642	4,275,768
#CRH P.L.C. Sponsored ADR	232,368	5,067,946

TOTAL IRELAND		9,726,544

ISRAEL — (0.4%)
*Bank Hapoalim B.M.	2,375,530	10,769,106
Bank Leumi Le-Israel B.M.	2,840,659	12,822,698
Elbit Systems, Ltd.	10,995	557,366
*Israel Discount Bank, Ltd.	737,221	1,466,365
*NICE Systems, Ltd. Sponsored ADR	107,741	3,525,286
Partner Communications Co., Ltd.	95,455	1,817,965

TOTAL ISRAEL		30,958,786

ITALY — (1.7%)
#*Banca Monte Dei Paschi di Siena SpA	5,698,737	7,241,740
#Banco Popolare Scarl	426,228	1,514,733
Finmeccanica SpA	680,162	9,189,121
Intesa Sanpaolo SpA	10,656,633	35,489,332
Telecom Italia SpA	5,476,933	7,780,267
#Telecom Italia SpA Sponsored ADR	1,874,500	26,636,645
#UniCredit SpA	16,572,501	41,092,921
Unione di Banche Italiane ScpA	1,533,872	15,887,823
Unipol Gruppo Finanziario SpA	1,822,774	1,322,798

TOTAL ITALY		146,155,380

JAPAN — (18.5%)
77 Bank, Ltd. (The)	737,372	3,997,786
#AEON Co., Ltd.	1,886,800	23,739,442

1240

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Aisin Seiki Co., Ltd.	346,600	$13,166,285
Ajinomoto Co., Inc.	1,342,000	14,875,678
Alfresa Holdings Corp.	85,700	3,537,423
Amada Co., Ltd.	821,000	7,167,211
#*Aozora Bank, Ltd.	991,000	2,184,873
Asahi Kasei Corp.	692,000	4,725,284
#Asatsu-DK, Inc.	32,500	879,010
Autobacs Seven Co., Ltd.	5,600	224,299
Awa Bank, Ltd. (The)	65,600	404,298
Bank of Kyoto, Ltd. (The)	739,400	6,838,280
Bank of Yokohama, Ltd. (The)	1,306,000	6,542,811
Bridgestone Corp.	1,240,300	23,837,158
Canon Marketing Japan, Inc.	124,900	1,793,254
#*Casio Computer Co., Ltd.	249,300	1,864,523
Chiba Bank, Ltd. (The)	881,000	5,491,461
Chugoku Bank, Ltd. (The)	403,800	4,842,599
Chuo Mitsui Trust Holdings, Inc.	1,696,689	6,818,979
Citizen Holdings Co., Ltd.	511,000	3,311,538
Coca-Cola West Co., Ltd.	109,007	1,988,909
Comsys Holdings Corp.	151,700	1,582,098
Cosmo Oil Co., Ltd.	1,212,364	3,922,155
Credit Saison Co., Ltd.	345,100	5,901,321
Dai Nippon Printing Co., Ltd.	1,815,000	24,835,651
Daicel Chemical Industries, Ltd.	515,000	3,745,991
Daido Steel Co., Ltd.	398,000	2,512,957
Dainippon Sumitomo Pharma Co., Ltd.	374,800	3,368,503
Daishi Bank, Ltd. (The)	573,932	1,944,253
Daiwa House Industry Co., Ltd.	916,000	11,191,494
Daiwa Securities Group, Inc.	3,289,000	16,273,323
Denso Corp.	416,588	15,368,021
#*Elpida Memory, Inc.	351,400	5,101,259
Fuji Heavy Industries, Ltd.	1,318,000	11,286,145
Fuji Television Network, Inc.	1,128	1,751,799
FUJIFILM Holdings Corp.	1,327,000	48,029,594
Fujikura, Ltd.	694,000	3,360,976
Fukuoka Financial Group, Inc.	1,800,000	7,716,583
Fukuyama Transporting Co., Ltd.	71,000	354,813
Glory, Ltd.	119,600	2,860,437
Gunma Bank, Ltd. (The)	921,397	5,299,436
H2O Retailing Corp.	198,000	1,464,564
Hachijuni Bank, Ltd. (The)	993,231	5,684,788
Hakuhodo Dy Holdings, Inc.	39,920	2,278,358
Hankyu Hanshin Holdings, Inc.	475,000	2,201,080
Higo Bank, Ltd. (The)	376,000	1,986,804
#Hiroshima Bank, Ltd. (The)	300,000	1,279,395
Hitachi Capital Corp.	105,100	1,668,366
Hitachi High-Technologies Corp.	159,200	3,938,860
Hitachi Transport System, Ltd.	111,000	1,690,634
Hitachi, Ltd.	3,350,000	18,327,602
#Hitachi, Ltd. ADR	144,840	8,028,481
Hokkoku Bank, Ltd. (The)	512,409	1,738,710
*Hokuhoku Financial Group, Inc.	2,620,000	5,301,746
#House Foods Corp.	148,300	2,455,057
Hyakugo Bank, Ltd. (The)	475,028	2,117,921
Hyakujishi Bank, Ltd. (The)	329,000	1,252,973
Idemitsu Kosan Co., Ltd.	51,124	5,388,150
Inpex Corp.	3,245	20,852,692
Isetan Mitsukoshi Holdings, Ltd.	882,200	9,911,794
ITOCHU Corp.	1,449,200	15,773,996
Iyo Bank, Ltd. (The)	548,000	4,671,560
J Front Retailing Co., Ltd.	1,136,000	5,889,348

1241

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Joyo Bank, Ltd. (The)	1,518,000	$6,712,657
JS Group Corp.	561,100	12,262,482
JTEKT Corp.	475,200	5,958,384
Juroku Bank, Ltd.	400,000	1,296,847
JX Holdings, Inc.	5,520,533	37,416,137
Kagoshima Bank, Ltd. (The)	358,143	2,357,141
Kajima Corp.	1,830,000	4,831,098
Kamigumi Co., Ltd.	519,000	4,358,243
Kandenko Co., Ltd.	129,000	832,679
Kaneka Corp.	653,542	4,565,874
Kansai Paint Co., Ltd.	51,000	524,665
Kawasaki Kisen Kaisha, Ltd.	1,166,087	4,877,190
Keiyo Bank, Ltd. (The)	418,000	2,139,593
Kewpie Corp.	131,300	1,619,485
Kinden Corp.	285,000	2,553,321
Kobe Steel, Ltd.	3,785,000	9,283,974
Kyocera Corp.	306,200	31,944,103
#Kyocera Corp. Sponsored ADR	13,600	1,407,736
Kyowa Hakko Kirin Co., Ltd.	604,000	6,179,268
Mabuchi Motor Co., Ltd.	36,100	1,779,211
Marui Group Co., Ltd.	542,642	4,592,691
Maruichi Steel Tube, Ltd.	104,400	2,306,210
Mazda Motor Corp.	3,005,000	8,890,519
Medipal Holdings Corp.	339,800	3,541,814
Meiji Holdings Co., Ltd.	144,395	6,549,915
#Mitsubishi Chemical Holdings Corp.	2,569,500	17,908,005
Mitsubishi Gas Chemical Co., Inc.	890,000	6,204,472
Mitsubishi Heavy Industries, Ltd.	9,007,000	35,717,577
#Mitsubishi Logistics Corp.	236,000	3,154,696
*Mitsubishi Materials Corp.	2,533,000	7,799,683
Mitsubishi Tanabe Pharma Corp.	623,000	9,958,815
Mitsubishi UFJ Financial Group, Inc.	8,457,606	43,928,110
Mitsubishi UFJ Financial Group, Inc. ADR	4,781,372	24,863,134
Mitsui & Co., Ltd.	644,200	10,873,824
Mitsui & Co., Ltd. Sponsored ADR	11,723	3,950,651
Mitsui Chemicals, Inc.	1,861,800	6,682,520
#*Mitsui Engineering & Shipbuilding Co., Ltd.	1,025,000	2,838,533
Mitsui Mining & Smelting Co., Ltd.	359,000	1,272,736
Mitsui O.S.K. Lines, Ltd.	582,000	3,801,718
Mitsumi Electric Co., Ltd.	149,000	2,464,067
#Mizuho Financial Group, Inc. ADR	349,173	1,354,791
Mizuho Securities Co., Ltd.	1,325,000	3,498,895
MS&AD Insurance Group Holdings, Inc.	760,653	18,131,222
Nagase & Co., Ltd.	235,889	3,046,081
Namco Bandai Holdings, Inc.	441,300	4,835,037
Nanto Bank, Ltd. (The)	323,000	1,680,414
NEC Corp.	5,425,101	15,427,520
Nippon Express Co., Ltd.	1,952,238	8,238,555
Nippon Kayaku Co., Ltd.	6,000	62,738
Nippon Meat Packers, Inc.	429,536	5,702,680
Nippon Paper Group, Inc.	231,700	6,035,526
Nippon Sheet Glass Co., Ltd.	1,171,739	3,045,163
Nippon Shokubai Co., Ltd.	234,000	2,592,793
*Nippon Steel Corp.	1,338,000	4,573,632
Nippon Television Network Corp.	12,380	1,961,303
Nippon Yusen K.K.	3,032,000	13,278,137
Nishi-Nippon Bank, Ltd.	1,403,569	4,360,054
Nissan Motor Co., Ltd.	4,831,600	48,883,863
Nisshin Seifun Group, Inc.	394,500	4,972,812
Nisshin Steel Co., Ltd.	1,431,000	2,830,978
Nisshinbo Holdings, Inc.	305,000	3,384,754

1242

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*NKSJ Holdings, Inc.	1,060,000	$7,236,220
NOK Corp.	162,200	3,269,708
Nomura Real Estate Holdings, Inc.	164,700	2,997,769
NTN Corp.	651,000	3,542,885
Obayashi Corp.	1,650,682	7,900,757
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,111,536
Oji Paper Co., Ltd.	1,997,000	9,319,367
Ono Pharmaceutical Co., Ltd.	92,600	4,507,211
Onward Holdings Co., Ltd.	278,000	2,420,534
Panasonic Corp.	857,217	11,782,157
Panasonic Corp. Sponsored ADR	302,421	4,152,240
Rengo Co., Ltd.	428,000	2,859,205
Ricoh Co., Ltd.	1,666,000	23,839,001
Rohm Co., Ltd.	230,500	14,948,807
San-in Godo Bank, Ltd. (The)	309,900	2,322,240
Sankyo Co., Ltd.	57,500	3,191,225
Sapporo Hokuyo Holdings, Inc.	529,800	2,568,590
SBI Holdings, Inc.	45,820	6,110,440
Seiko Epson Corp.	296,800	4,941,679
Seino Holdings Co., Ltd.	295,000	2,050,803
Sekisui Chemical Co., Ltd.	988,000	7,586,746
#Sekisui House, Ltd.	1,354,000	13,191,516
Seven & I Holdings Co., Ltd.	1,322,700	34,160,413
Sharp Corp.	2,725,000	28,331,625
Shiga Bank, Ltd.	455,185	2,511,092
Shimizu Corp.	1,371,000	5,843,685
#Shinko Electric Industries Co., Ltd.	120,300	1,362,938
#*Shinsei Bank, Ltd.	1,642,000	1,881,814
Shizuoka Bank, Ltd.	957,000	8,777,566
#Showa Denko K.K.	1,456,000	3,213,871
Showa Shell Sekiyu K.K.	282,300	2,448,079
#SKY Perfect JSAT Holdings, Inc.	3,029	1,124,951
Sohgo Security Services Co., Ltd.	101,300	1,229,932
Sojitz Corp.	2,578,100	5,698,937
Sony Corp.	768,200	26,434,907
#Sony Corp. Sponsored ADR	1,801,665	61,869,176
Sumitomo Bakelite Co., Ltd.	347,000	2,057,198
Sumitomo Chemical Co., Ltd.	2,223,000	11,513,311
#Sumitomo Corp.	3,241,900	46,703,632
Sumitomo Electric Industries, Ltd.	2,331,800	33,893,734
Sumitomo Forestry Co., Ltd.	158,000	1,451,788
Sumitomo Heavy Industries, Ltd.	384,000	2,450,531
Sumitomo Mitsui Financial Group, Inc.	695,200	23,636,797
Sumitomo Rubber Industries, Ltd.	230,300	2,431,985
Sumitomo Trust & Banking Co., Ltd.	2,806,000	16,923,493
Suzuken Co., Ltd.	150,000	4,281,803
#Suzuki Motor Corp.	123,700	3,003,306
#*Taiheiyo Cement Corp.	1,638,800	2,120,756
#Taisei Corp.	2,148,703	5,144,921
Taisho Pharmaceutical Co., Ltd.	285,000	6,310,429
Taiyo Yuden Co., Ltd.	112,000	1,705,863
Takashimaya Co., Ltd.	615,634	5,077,019
*Takata Corp.	24,200	741,070
TDK Corp.	93,200	6,139,444
Teijin, Ltd.	1,876,862	9,049,515
Toda Corp.	385,000	1,478,231
*Tokai Rika Co., Ltd.	94,200	1,888,485
Tokuyama Corp.	637,000	3,342,904
Tokyo Broadcasting System, Inc.	85,300	1,156,853
#Tokyo Steel Manufacturing Co., Ltd.	224,500	2,390,319
Tokyo Tatemono Co., Ltd.	808,000	3,719,430

1243

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyu Land Corp.	38,000	$195,377
Toppan Printing Co., Ltd.	1,312,000	11,932,840
#Tosoh Corp.	1,044,000	3,391,126
TOTO, Ltd.	17,000	121,720
#Toyo Seikan Kaisha, Ltd.	346,349	6,492,931
Toyobo Co., Ltd.	743,000	1,369,007
Toyota Auto Body Co., Ltd.	108,400	2,038,363
#Toyota Motor Corp. Sponsored ADR	478,532	39,325,760
Toyota Tsusho Corp.	482,400	8,479,020
TV Asahi Corp.	755	1,253,125
UNY Co., Ltd.	390,450	3,782,683
#Wacoal Corp.	179,000	2,397,216
Yamaguchi Financial Group, Inc.	492,148	4,942,691
Yamaha Corp.	327,300	4,016,390
Yamato Holdings Co., Ltd.	510,500	7,766,973
#Yamato Kogyo Co., Ltd.	82,600	2,483,181
Yamazaki Baking Co., Ltd.	170,000	2,028,698
*Yokogawa Electric Corp.	370,400	2,978,247
Yokohama Rubber Co., Ltd.	437,000	2,234,185

TOTAL JAPAN		1,579,219,487

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.3%)
*Aegon NV	3,283,351	24,300,627
Akzo Nobel NV	145,811	9,107,781
*APERAM NV	122,342	5,016,744
ArcelorMittal NV	2,446,831	89,255,949
*ING Groep NV	3,356,113	38,217,341
*ING Groep NV Sponsored ADR	1,273,519	14,505,381
Koninklijke Ahold NV	984,473	13,334,592
Koninklijke DSM NV	443,200	26,232,278
Koninklijke Philips Electronics NV	1,939,039	60,416,989
#Philips Electronics NV ADR	137,395	4,290,846

TOTAL NETHERLANDS		284,678,528

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	1,500	2,598
Contact Energy, Ltd.	1,074,247	5,104,166

TOTAL NEW ZEALAND		5,106,764

NORWAY — (0.9%)
Aker ASA	9,613	252,342
Austevoll Seafood ASA	3,776	29,783
DnB NOR ASA Series A	1,241,056	17,109,391
Marine Harvest ASA	4,530,545	5,099,393
Norsk Hydro ASA	2,611,753	19,614,518
Norsk Hydro ASA Sponsored ADR	59,900	451,047
Orkla ASA	2,700,350	24,304,590
*Petroleum Geo-Services ASA	58,278	864,673
#*Renewable Energy Corp. ASA	1,281,469	4,111,167
*Storebrand ASA	713,900	5,630,500

TOTAL NORWAY		77,467,404

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	3,941,284	3,164,324
#Banco Espirito Santo SA	747,704	3,032,206
#Cimpor Cimentos de Portugal SA	129,009	865,989

TOTAL PORTUGAL		7,062,519

1244

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (1.2%)
#Allgreen Properties, Ltd.	896,000	$767,435
*CapitaLand, Ltd.	4,942,000	13,976,902
#DBS Group Holdings, Ltd.	2,430,202	28,656,042
Fraser & Neave, Ltd.	1,665,450	8,304,342
Golden Agri-Resources, Ltd.	13,950,000	7,748,893
#*Neptune Orient Lines, Ltd.	1,079,004	1,870,455
Oversea-Chinese Banking Corp., Ltd.	476,721	3,696,952
#Overseas Union Enterprise, Ltd.	405,000	1,048,530
SATS, Ltd.	314,078	684,826
Singapore Airlines, Ltd.	1,585,600	18,392,080
Singapore Land, Ltd.	532,000	3,163,917
United Industrial Corp., Ltd.	2,155,000	4,720,937
UOL Group, Ltd.	1,376,600	5,118,537
*Venture Corp., Ltd.	307,000	2,330,075
Wheelock Properties, Ltd.	870,000	1,294,698

TOTAL SINGAPORE		101,774,621

SPAIN — (2.7%)
#Acciona SA	114,419	9,896,809
#Acerinox SA	86,085	1,465,311
Banco Bilbao Vizcaya Argentaria SA	359,138	4,403,497
#Banco de Sabadell SA	3,864,228	18,497,618
#Banco Espanol de Credito SA	400,117	3,627,006
#Banco Popular Espanol SA	3,696,634	22,232,981
Banco Santander SA	2,739,186	33,539,014
#Banco Santander SA Sponsored ADR	1,242,485	15,208,016
Cia Espanola de Petroleos SA	15,456	448,868
Criteria Caixacorp SA	2,389,809	16,465,524
#*EDP Renovaveis SA	181,836	1,079,587
Fomento de Construcciones y Contratas SA	41,871	1,221,583
#Gas Natural SDG SA	969,678	16,001,752
Iberdrola Renovables SA	2,287,013	8,617,347
#Iberdrola SA	160,436	1,372,879
Mapfre SA	37,323	126,872
#Repsol YPF SA	1,083,639	34,109,315
#Repsol YPF SA Sponsored ADR	1,432,181	45,457,425

TOTAL SPAIN		233,771,404

SWEDEN — (2.4%)
*Boliden AB	148,536	3,099,018
Holmen AB Series A	6,300	239,533
Nordea Bank AB	4,565,129	55,390,675
#Skandinaviska Enskilda Banken AB Series A	2,963,486	26,882,489
#Skandinaviska Enskilda Banken AB Series C	9,800	89,907
#SSAB AB Series A	507,586	8,341,068
SSAB AB Series B	233,785	3,320,684
Svenska Cellulosa AB	57,000	991,840
Svenska Cellulosa AB Series B	1,586,671	27,670,884
*Swedbank AB Series A	1,162,643	18,233,658
Tele2 AB Series B	514,774	11,378,377
Telefonaktiebolaget LM Ericsson AB	44,151	544,330
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	952,162	11,778,244
TeliaSonera AB	3,787,012	31,161,851
*Volvo AB Series A	495,003	8,532,266
*Volvo AB Series B	6,566	113,808

TOTAL SWEDEN		207,768,632

SWITZERLAND — (5.8%)
Adecco SA	351,751	22,783,077
*Alpiq Holding AG	883	353,049

1245

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Baloise Holding AG	200,163	$20,600,425
Banque Cantonale Vaudoise AG	5,431	3,035,685
Compagnie Financiere Richemont SA Series A	897,817	48,871,206
Credit Suisse Group AG	517,819	23,117,799
#Credit Suisse Group AG Sponsored ADR	805,990	36,035,813
Givaudan SA	14,257	14,127,274
#Holcim, Ltd. AG	886,165	62,029,674
*Lonza Group AG	10,691	842,670
#*Novartis AG ADR	512,259	28,614,788
PSP Swiss Property AG	95,780	7,488,546
St. Galler Kantonalbank AG	5,122	2,626,469
Swatch Group AG (The)	24,693	9,906,965
Swiss Life Holding AG	123,557	19,736,436
Swiss Reinsurance Co., Ltd. AG	1,108,107	63,346,035
*UBS AG	2,685,209	48,076,932
Zurich Financial Services AG	322,634	88,213,321

TOTAL SWITZERLAND		499,806,164

UNITED KINGDOM — (14.7%)
Anglo American P.L.C.	65,540	3,213,283
Associated British Foods P.L.C.	1,497,803	25,477,463
Aviva P.L.C.	7,396,866	52,604,629
#Barclays P.L.C. Sponsored ADR	4,180,831	78,599,623
BP P.L.C. Sponsored ADR	72,482	3,440,721
Carnival P.L.C.	658,867	30,018,055
#Carnival P.L.C. ADR	241,674	11,059,002
*easyJet P.L.C.	687,918	4,180,472
#*International Consolidated Airlines Group P.L.C.	3,077,641	12,613,982
International Power P.L.C.	6,483,180	43,826,387
Investec P.L.C.	458,970	3,516,819
Kazakhmys P.L.C.	690,345	16,634,153
Kingfisher P.L.C.	10,285,817	41,436,823
Legal & General Group P.L.C.	12,508,673	22,257,242
*Lloyds Banking Group P.L.C.	2,393,859	2,420,946
*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	11,514,226
Mondi P.L.C.	1,450,865	11,834,470
Old Mutual P.L.C.	11,290,622	22,714,910
Pearson P.L.C.	133,753	2,201,025
#Pearson P.L.C. Sponsored ADR	1,745,945	29,087,444
Resolution, Ltd. P.L.C.	1,620,485	6,798,663
Rexam P.L.C.	4,277,874	23,392,072
*Royal Bank of Scotland Group P.L.C.	15,142,602	10,097,124
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	377,000	5,040,490
#Royal Dutch Shell P.L.C. ADR	3,242,203	228,802,266
RSA Insurance Group P.L.C.	6,238,003	13,593,629
Sainsbury (J.) P.L.C.	5,529,939	33,782,857
Vodafone Group P.L.C.	34,976,333	98,164,268
Vodafone Group P.L.C. Sponsored ADR	8,335,538	236,395,858
Whitbread P.L.C.	96,925	2,691,426
William Morrison Supermarkets P.L.C.	8,127,143	34,674,965
*Wolseley P.L.C.	889,796	30,985,179
WPP P.L.C.	1,259,793	15,579,667
#WPP P.L.C. Sponsored ADR	30,101	1,865,660
Xstrata P.L.C.	3,843,909	85,135,152

TOTAL UNITED KINGDOM		1,255,650,951

TOTAL COMMON STOCKS		7,525,329,044

RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	426,228	574,817

1246

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $10,930,000 FNMA 2.24%, 07/06/15, valued at $11,216,913) to be repurchased at $11,048,058	$11,048,000	$11,048,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.8%)
§@DFA Short Term Investment Fund	1,009,047,211	1,009,047,211
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,169,794) to be repurchased at $1,146,864	$1,147	1,146,857

TOTAL SECURITIES LENDING COLLATERAL		1,010,194,068

TOTAL INVESTMENTS — (100.0%)
(Cost $6,497,781,613)##		$8,547,145,929

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,167,364	$417,309,483	—	$423,476,847
Austria	—	32,883,876	—	32,883,876
Belgium	4,200,260	58,019,233	—	62,219,493
Canada	871,723,747	—	—	871,723,747
Denmark	—	110,328,144	—	110,328,144
Finland	2,512,023	67,981,832	—	70,493,855
France	12,388,438	671,173,420	—	683,561,858
Germany	105,487,169	574,877,569	—	680,364,738
Greece	1,182,729	7,144,524	—	8,327,253
Hong Kong	—	142,802,049	—	142,802,049
Ireland	5,450,776	4,275,768	—	9,726,544
Israel	3,525,286	27,433,500	—	30,958,786
Italy	26,636,645	119,518,735	—	146,155,380
Japan	144,951,969	1,434,267,518	—	1,579,219,487
Malaysia	—	—	—	—
Netherlands	23,812,971	260,865,557	—	284,678,528
New Zealand	—	5,106,764	—	5,106,764
Norway	451,047	77,016,357	—	77,467,404
Portugal	—	7,062,519	—	7,062,519
Singapore	—	101,774,621	—	101,774,621
Spain	60,665,441	173,105,963	—	233,771,404
Sweden	11,778,244	195,990,388	—	207,768,632
Switzerland	64,650,601	435,155,563	—	499,806,164
United Kingdom	618,419,272	637,231,679	—	1,255,650,951

1247

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Italy	$574,817	—	—	$574,817
Temporary Cash Investments	—	$11,048,000	—	11,048,000
Securities Lending Collateral	—	1,010,194,068	—	1,010,194,068

TOTAL	$1,964,578,799	$6,582,567,130	—	$8,547,145,929

See accompanying Notes to Schedules of Investments.

1248

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.4%)
Consumer Discretionary — (21.3%)
*Accordia Golf Co., Ltd.	2,164	$1,766,500
Aeon Fantasy Co., Ltd.	60,432	832,769
Ahresty Corp.	2,400	26,898
Aichi Machine Industry Co., Ltd.	285,000	1,327,831
Aigan Co., Ltd.	61,600	352,871
Aisan Industry Co., Ltd.	126,600	1,229,658
#Akebono Brake Industry Co., Ltd.	283,800	1,850,153
Alpen Co., Ltd.	49,900	916,429
Alpha Corp.	31,700	345,865
Alpine Electronics, Inc.	197,100	2,719,148
Amiyaki Tei Co., Ltd.	239	815,762
Amuse, Inc.	29,999	352,292
#*Anrakutei Co., Ltd.	50,000	259,649
AOI Advertising Promotion, Inc.	39,000	226,888
AOKI Holdings, Inc.	93,400	1,491,892
Aoyama Trading Co., Ltd.	223,400	3,773,779
Arnest One Corp.	147,900	1,922,456
#Asahi Co., Ltd.	31,700	502,739
#*Asahi Tec Corp.	1,821,000	734,261
#Asatsu-DK, Inc.	110,800	2,996,747
ASKUL Corp.	71,200	1,412,006
Asti Corp.	46,000	142,705
#*Atom Corp.	161,000	500,992
Atsugi Co., Ltd.	701,000	923,441
Autobacs Seven Co., Ltd.	70,000	2,803,735
Avex Group Holdings, Inc.	145,800	2,130,237
#Bals Corp.	147	143,395
*Best Denki Co., Ltd.	224,500	688,964
#Bic Camera, Inc.	1,926	795,690
Bookoff Corp.	33,200	278,156
*Calsonic Kansei Corp.	548,000	2,290,587
Can Do Co., Ltd.	198	173,292
*Carchs Holdings Co., Ltd.	710,600	233,707
*CHI Group Co., Ltd.	8,500	32,047
Chiyoda Co., Ltd.	115,900	1,639,575
Chofu Seisakusho Co., Ltd.	93,500	2,114,830
Chori Co., Ltd.	658,000	890,833
Chuo Spring Co., Ltd.	205,000	858,793
#*Clarion Co., Ltd.	470,000	895,450
Cleanup Corp.	105,700	762,211
#Colowide Co., Ltd.	200,450	1,176,324
Corona Corp.	72,300	752,002
#Cross Plus, Inc.	22,000	212,789
#Culture Convenience Club Co., Ltd.	385,200	2,115,326
Daido Metal Co., Ltd.	144,000	1,300,711
#Daidoh, Ltd.	107,500	963,284
#*Daiei, Inc. (The)	298,250	1,090,545
Daikoku Denki Co., Ltd.	36,900	459,153
Daimaruenawin Co., Ltd.	400	3,031
Dainichi Co., Ltd.	57,700	428,680
Daisyo Corp.	57,600	788,232
Daiwabo Holdings Co., Ltd.	574,000	1,517,954
#DCM Holdings Co., Ltd.	276,600	1,656,976
Descente, Ltd.	232,000	1,176,822
#Doshisha Co., Ltd.	52,400	1,192,483
Doutor Nichires Holdings Co., Ltd.	134,186	1,769,690
*Dynic Corp.	127,000	270,173
Eagle Industry Co., Ltd.	102,000	1,140,649

1249

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Econach Holdings Co., Ltd.	177,000	$71,205
#Edion Corp.	268,700	2,381,092
Exedy Corp.	119,000	4,000,730
F&A Aqua Holdings, Inc.	60,638	616,867
FCC Co., Ltd.	118,500	2,690,746
Fine Sinter Co., Ltd.	49,000	172,142
Foster Electric Co., Ltd.	81,900	2,199,074
France Bed Holdings Co., Ltd.	715,000	948,122
#F-Tech, Inc.	20,100	387,576
#Fuji Co., Ltd.	93,300	1,918,548
Fuji Corp, Ltd.	113,900	631,265
*Fuji Kiko Co., Ltd.	151,000	598,314
#Fuji Kyuko Co., Ltd.	332,000	1,688,963
Fuji Oozx, Inc.	6,000	25,933
Fujibo Holdings, Inc.	155,000	287,737
Fujikura Rubber, Ltd.	74,000	353,163
Fujita Kanko, Inc.	398,100	1,848,774
Fujitsu General, Ltd.	273,000	1,607,994
Funai Electric Co., Ltd.	58,600	1,954,297
Furukawa Battery Co., Ltd.	71,000	482,793
*Futaba Industrial Co., Ltd.	132,600	991,316
#G-7 Holdings, Inc.	29,200	190,818
*Gajoen Kanko Co.	37,000	—
Gakken Holdings Co., Ltd.	322,000	703,663
#Genki Sushi Co., Ltd.	19,200	229,068
#GEO Co., Ltd.	1,255	1,439,578
GLOBERIDE, Inc.	433,000	538,002
#*Goldwin, Inc.	175,000	484,635
Gourmet Kineya Co., Ltd.	67,000	398,387
#*GSI Creos Corp.	194,000	320,121
#Gulliver International Co., Ltd.	18,350	793,635
Gunze, Ltd.	673,000	2,811,034
H2O Retailing Corp.	284,000	2,100,688
Hakuyosha Co., Ltd.	88,000	241,016
Happinet Corp.	36,100	467,782
Haruyama Trading Co., Ltd.	49,900	253,196
*Haseko Corp.	4,764,000	4,420,436
Heiwa Corp.	148,100	2,161,884
Hiday Hidaka Corp.	20,800	347,628
Hikari Tsushin, Inc.	88,500	2,003,787
Himaraya Co., Ltd.	35,900	182,095
HIS Co., Ltd.	97,500	2,544,523
Hitachi Koki Co., Ltd.	176,900	1,762,376
#Honeys Co., Ltd.	29,000	369,599
Horipro, Inc.	47,000	433,067
Hoshizaki Electric Co., Ltd.	91,100	1,721,659
*I Metal Technology Co., Ltd.	150,000	373,571
Ichibanya Co., Ltd.	14,900	428,305
Ichikawa Co., Ltd.	63,000	127,055
*Ichikoh Industries, Ltd.	289,000	855,754
#Ikyu Corp.	504	230,959
#Imasen Electric Industrial Co., Ltd.	54,400	807,022
Imperial Hotel, Ltd.	10,250	272,035
*Impress Holdings, Inc.	112,400	203,061
Intage, Inc.	14,000	312,599
Ishizuka Glass Co., Ltd.	109,000	230,110
*Izuhakone Railway Co., Ltd.	300	19,737
*Izutsuya Co., Ltd.	350,000	268,444
*Janome Sewing Machine Co., Ltd.	242,000	216,073
Japan Vilene Co., Ltd.	132,000	698,164
Japan Wool Textile Co., Ltd. (The)	295,000	2,602,109

1250

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
#Jeans Mate Corp.	38,208	$137,096
*Jidosha Buhin Kogyo Co., Ltd.	82,000	532,358
Joban Kosan Co., Ltd.	221,000	328,437
#Joshin Denki Co., Ltd.	196,000	1,873,213
Juntendo Co., Ltd.	31,000	47,347
#*JVC Kenwood Holdings, Inc.	259,330	1,131,185
Kabuki-Za Co., Ltd.	39,000	1,610,407
Kadokawa Holdings, Inc.	85,100	2,262,011
Kanto Auto Works, Ltd.	160,600	1,434,291
*Kappa Create Co., Ltd.	30,400	735,880
Kasai Kogyo Co., Ltd.	119,000	817,919
Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	586,772
*Kawashima Selkon Textiles Co., Ltd.	323,000	263,812
Kayaba Industry Co., Ltd.	660,000	5,244,451
Keihin Corp.	120,700	2,752,385
#Keiyo Co., Ltd.	164,900	859,423
Kentucky Fried Chicken Japan, Ltd.	78,000	1,854,806
#Kimoto Co., Ltd.	34,600	327,713
#*Kinki Nippon Tourist Co., Ltd.	138,000	126,446
#Kinugawa Rubber Industrial Co., Ltd.	198,000	1,046,035
#Kisoji Co., Ltd.	85,300	1,766,488
Koekisha Co., Ltd.	13,600	218,452
#Kohnan Shoji Co., Ltd.	91,600	1,267,484
#Kojima Co., Ltd.	103,700	627,000
Komatsu Seiren Co., Ltd.	145,000	591,351
Komeri Co., Ltd.	112,300	2,602,502
#*Konaka Co., Ltd.	104,960	515,564
Kourakuen Corp.	16,200	244,785
K’s Holdings Corp.	156,927	4,374,221
KU Holdings Co., Ltd.	68,200	293,461
Kura Corp.	54,800	847,723
Kurabo Industries, Ltd.	856,000	1,597,994
Kuraudia Co., Ltd.	5,700	90,663
Kuroganeya Co., Ltd.	14,000	54,296
Kyoritsu Maintenance Co., Ltd.	46,160	797,348
#Kyoto Kimono Yuzen Co., Ltd.	55,700	624,268
Kyowa Leather Cloth Co., Ltd.	73,500	295,082
#*Laox Co., Ltd.	706,000	578,833
#*Look, Inc.	201,000	328,928
*Mamiya-Op Co., Ltd.	285,000	360,696
Marche Corp.	23,000	196,852
Mars Engineering Corp.	41,000	710,313
*Maruei Department Store Co., Ltd.	142,000	183,929
Maruzen Co., Ltd.	46,000	301,958
#*Matsuya Co., Ltd.	151,800	1,127,262
Matsuya Foods Co., Ltd.	50,900	876,947
Megane TOP Co., Ltd.	42,600	416,386
Meiko Network Japan Co., Ltd.	19,000	162,169
*Meiwa Estate Co., Ltd.	7,900	60,371
*Meiwa Industry Co., Ltd.	29,000	45,880
*Mikuni Corp.	108,000	291,835
*Misawa Homes Co., Ltd.	99,100	462,565
Misawa Resort Co., Ltd.	187,000	364,853
*Mitsuba Corp.	143,690	1,348,458
Mitsui Home Co., Ltd.	146,000	800,194
Mizuno Corp.	414,000	2,053,246
#MOS Food Services, Inc.	109,500	2,032,942
MR MAX Corp.	123,800	433,437
*Murakami Corp.	3,000	54,268
Musashi Seimitsu Industry Co., Ltd.	76,100	1,910,533
*Naigai Co., Ltd.	2,705,000	1,483,570

1251

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nexyz Corp.	1,920	$68,904
Nice Holdings, Inc.	327,000	696,726
Nidec Copal Corp.	85,500	1,345,974
#Nidec-Tosok Corp.	122,000	1,261,987
Nifco, Inc.	170,000	4,549,194
Nihon Tokushu Toryo Co., Ltd.	56,000	258,455
#*Nippon Columbia Co., Ltd.	426,000	229,207
Nippon Felt Co., Ltd.	67,200	340,466
#*Nippon Piston Ring Co., Ltd.	277,000	754,967
Nippon Seiki Co., Ltd.	148,400	1,799,469
Nishimatsuya Chain Co., Ltd.	220,900	1,979,854
Nissan Shatai Co., Ltd.	344,023	2,985,024
Nissen Holdings Co., Ltd.	179,000	968,622
Nissin Kogyo Co., Ltd.	134,900	2,440,532
Nittan Valve Co., Ltd.	82,800	327,054
*Nitto Kako Co., Ltd.	60,000	46,865
*Noritsu Koki Co., Ltd.	85,400	527,725
Omikenshi Co., Ltd.	127,000	91,344
Onward Holdings Co., Ltd.	369,000	3,212,866
Pacific Industrial Co., Ltd.	181,000	1,081,445
Pal Co., Ltd.	12,550	436,949
PanaHome Corp.	383,200	2,470,150
Parco Co., Ltd.	258,500	2,461,162
#Paris Miki Holdings, Inc.	152,500	1,550,209
PGM Holdings K.K.	1,761	1,109,380
#*PIA Corp.	28,800	291,492
Piolax, Inc.	44,500	1,012,927
#*Pioneer Electronic Corp.	978,700	4,234,713
Plenus Co., Ltd.	74,600	1,234,866
Point, Inc.	54,880	2,508,116
*Press Kogyo Co., Ltd.	375,000	1,868,329
Resorttrust, Inc.	129,308	2,178,194
#Rhythm Watch Co., Ltd.	443,000	735,934
Right On Co., Ltd.	67,325	345,885
Riken Corp.	345,000	1,595,752
#Ringer Hut Co., Ltd.	67,800	907,817
#Riso Kyoiku Co., Ltd.	7,338	451,652
Roland Corp.	88,300	1,116,791
#Round One Corp.	213,100	1,147,880
#Royal Holdings Co., Ltd.	130,600	1,335,241
#Ryohin Keikaku Co., Ltd.	84,300	3,627,662
#*Sagami Chain Co., Ltd.	77,000	437,318
*Sagami Co., Ltd.	225,000	321,027
Sagami Rubber Industries Co., Ltd.	11,000	31,039
Saizeriya Co., Ltd.	139,800	2,756,085
#*Sakai Ovex Co., Ltd.	205,000	312,095
Sanden Corp.	470,000	2,252,562
Sanei-International Co., Ltd.	2,300	28,600
Sangetsu Co., Ltd.	40,825	979,815
Sankyo Seiko Co., Ltd.	21,000	77,995
Sanoh Industrial Co., Ltd.	114,900	1,126,714
Sanyo Housing Nagoya Co., Ltd.	354	367,109
#Sanyo Shokai, Ltd.	421,000	1,565,852
Scroll Corp.	77,300	341,117
#*Seiko Holdings Corp.	391,407	1,331,999
#Seiren Co., Ltd.	213,200	1,601,903
Senshukai Co., Ltd.	157,800	974,826
*Seven Seas Holdings Co., Ltd.	776,000	207,864
Shikibo, Ltd.	497,000	716,901
Shimachu Co., Ltd.	145,700	3,269,019
Shimojima Co., Ltd.	12,000	150,177

1252

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Shinyei Kaisha	96,000	$177,125
Shiroki Corp.	285,000	1,106,024
Shobunsha Publications, Inc.	342,100	2,701,310
#Shochiku Co., Ltd.	385,400	2,833,110
Shoei Co., Ltd.	1,600	14,439
*Showa Corp.	230,200	1,726,983
#SKY Perfect JSAT Holdings, Inc.	5,989	2,224,275
SNT Corp.	93,800	459,884
Soft99 Corp.	71,500	484,146
Sotoh Co., Ltd.	49,700	527,176
*SPK Corp.	16,800	256,373
SRI Sports, Ltd.	12	13,242
St Marc Holdings Co., Ltd.	36,000	1,554,159
Studio Alice Co., Ltd.	27,000	268,578
#Suminoe Textile Co., Ltd.	257,000	611,866
Sumitomo Forestry Co., Ltd.	313,466	2,880,292
*Suzutan Co., Ltd.	7,600	15,286
#*SxL Corp.	493,000	335,762
#T. RAD Co., Ltd.	253,000	1,135,721
#Tac Co., Ltd.	15,400	64,787
Tachikawa Corp.	50,800	254,172
Tachi-S Co., Ltd.	108,140	1,881,579
Tact Home Co., Ltd.	201	246,311
Taiho Kogyo Co., Ltd.	94,600	999,862
Takamatsu Construction Group Co., Ltd.	86,400	1,151,675
Taka-Q Co., Ltd.	51,500	100,286
*Take & Give Needs Co., Ltd.	1,380	128,445
Takihyo Co., Ltd.	2,000	9,984
Tamron Co., Ltd.	58,300	1,188,742
#*TASAKI & Co., Ltd.	626,000	559,205
Taya Co., Ltd.	5,000	40,819
#TBK Co., Ltd.	72,000	419,197
*TDF Corp.	11,000	21,926
#Teikoku Piston Ring Co., Ltd.	97,900	1,080,330
Teikoku Sen-I Co., Ltd.	78,000	500,491
Telepark Corp.	672	1,200,879
*Ten Allied Co., Ltd.	50,000	176,116
Tigers Polymer Corp.	59,000	277,845
#Toabo Corp.	130,000	114,420
Toei Co., Ltd.	267,000	1,353,221
*Tokai Kanko Co., Ltd.	505,999	141,786
Tokai Rubber Industries, Ltd.	124,400	1,652,440
*Tokai Senko K.K.	243,000	249,181
#Token Corp.	16,320	651,637
#Tokyo Dome Corp.	638,200	1,541,553
Tokyo Individualized Educational Institute, Inc.	93,100	266,139
Tokyo Kaikan Co., Ltd.	12,000	46,061
Tokyo Soir Co., Ltd.	49,000	110,356
Tokyo Style Co., Ltd.	262,700	2,042,945
Tokyotokeiba Co., Ltd.	790,000	1,205,234
Tokyu Recreation Co., Ltd.	77,000	470,811
#Tomy Co., Ltd.	286,393	2,378,150
#*Tonichi Carlife Group, Inc.	246,000	278,940
*Topre Corp.	176,600	1,379,968
#Toridoll.corp	183	264,068
*Totenko Co., Ltd.	57,000	99,924
#Touei Housing Corp.	72,740	1,160,668
#Tow Co., Ltd.	7,000	41,175
Toyo Tire & Rubber Co., Ltd.	706,000	1,748,886
Toyobo Co., Ltd.	2,168,000	3,994,625
TS Tech Co., Ltd.	165,500	3,351,639

1253

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Tsukamoto Co., Ltd.	52,000	$58,982
Tsutsumi Jewelry Co., Ltd.	47,000	1,280,600
TV Asahi Corp.	269	446,478
*TV Tokyo Holdings Corp.	4,500	63,596
#Unipres Corp.	91,000	1,836,774
United Arrows, Ltd.	64,200	969,868
*Unitika, Ltd.	1,629,000	1,509,678
U-Shin, Ltd.	94,500	765,330
*Watabe Wedding Corp.	29,500	328,766
#Watami Food Service Co., Ltd.	99,500	2,075,846
Xebio Co., Ltd.	90,800	2,074,784
Yamatane Corp.	54,000	79,116
Yamato International, Inc.	27,400	129,024
Yellow Hat, Ltd.	73,700	787,144
Yokohama Reito Co., Ltd.	175,000	1,222,995
#Yomiuri Land Co., Ltd.	229,000	798,168
Yonex Co., Ltd.	40,000	285,110
#Yorozu Corp.	69,500	1,325,591
#Yoshinoya Holdings Co., Ltd.	2,072	2,711,244
Zenrin Co., Ltd.	124,700	1,391,905
#Zensho Co., Ltd.	282,900	2,920,839

Total Consumer Discretionary		333,629,342

Consumer Staples — (8.3%)
*Aeon Hokkaido Corp.	400,200	1,510,093
Ahjikan Co., Ltd.	10,500	98,901
*Ain Pharmaciez, Inc.	33,800	1,217,764
Arcs Co., Ltd.	34,600	531,732
#Ariake Japan Co., Ltd.	99,600	1,674,329
Cawachi, Ltd.	78,900	1,612,333
#Chubu Shiryo Co., Ltd.	89,000	638,562
Chuo Gyorui Co., Ltd.	93,000	208,171
Circle K Sunkus Co., Ltd.	125,400	2,015,401
Coca-Cola Central Japan Co., Ltd.	106,300	1,443,625
Cocokara fine, Inc.	55,560	1,178,434
#Cosmos Pharmaceutical Corp.	30,300	1,218,427
CVS Bay Area, Inc.	51,000	74,635
Daikokutenbussan Co., Ltd.	800	27,401
#Dr Ci:Labo Co., Ltd.	485	1,812,763
Dydo Drinco, Inc.	47,800	1,837,393
Echo Trading Co., Ltd.	11,000	110,962
#Ensuiko Sugar Refining Co., Ltd.	103,000	377,320
Fancl Corp.	152,800	2,208,786
#*First Baking Co., Ltd.	183,000	205,540
Fuji Oil Co., Ltd.	216,000	3,129,427
Fujicco Co., Ltd.	117,600	1,434,098
#*Fujiya Co., Ltd.	474,000	878,416
Hagoromo Foods Corp.	40,000	576,094
Harashin Narus Holdings Co., Ltd.	61,500	920,411
#*Hayashikane Sangyo Co., Ltd.	299,000	313,440
Heiwado Co., Ltd.	146,600	1,937,926
Hohsui Corp.	120,000	158,436
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	427,016
Hokuto Corp.	101,600	2,338,521
Inageya Co., Ltd.	175,000	1,877,578
ITO EN, Ltd.	85,300	1,471,807
Itochu-Shokuhin Co., Ltd.	26,500	955,656
Itoham Foods, Inc.	642,800	2,352,600
Izumiya Co., Ltd.	292,000	1,204,704
J-Oil Mills, Inc.	457,000	1,475,637
Kameda Seika Co., Ltd.	70,000	1,383,074

1254

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Kasumi Co., Ltd.	196,100	$1,098,912
Kato Sangyo Co., Ltd.	104,800	1,661,122
#Key Coffee, Inc.	75,000	1,336,028
Kirin Holdings Co., Ltd.	14,000	188,669
Kirindo Co., Ltd.	28,300	145,592
Kose Corp.	43,500	1,107,121
Kyodo Shiryo Co., Ltd.	330,000	423,175
#Kyokuyo Co., Ltd.	370,000	822,273
#Life Corp.	183,400	2,761,453
#Lion Corp.	3,000	15,949
Mandom Corp.	81,100	2,176,216
Marudai Food Co., Ltd.	443,000	1,452,042
#Maruetsu, Inc. (The)	362,000	1,437,722
Maruha Nichiro Holdings, Inc.	1,589,069	2,777,653
*Maruya Co., Ltd.	10,400	20,203
Matsumotokiyoshi Holdings Co., Ltd.	14,600	316,214
*Maxvalu Tohok Co., Ltd.	18,200	150,816
Maxvalu Tokai Co., Ltd.	59,400	838,815
#Megmilk Snow Brand Co., Ltd.	178,400	3,190,588
#Meito Sangyo Co., Ltd.	54,900	749,076
Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,514,488
#Milbon Co., Ltd.	47,014	1,225,020
Ministop Co., Ltd.	66,700	1,176,102
#*Mitsui Sugar Co., Ltd.	434,850	1,780,461
Miyoshi Oil & Fat Co., Ltd.	261,000	439,110
Morinaga & Co., Ltd.	886,000	2,098,148
Morinaga Milk Industry Co., Ltd.	843,000	3,618,178
Morishita Jinton Co., Ltd.	47,800	181,619
Morozoff, Ltd.	108,000	351,406
Nagatanien Co., Ltd.	111,000	1,182,526
#Nakamuraya Co., Ltd.	203,000	984,004
Nichimo Co., Ltd.	112,000	250,934
Nichirei Corp.	544,000	2,482,878
#Nihon Chouzai Co., Ltd.	22,380	873,812
Niitaka Co., Ltd.	7,260	79,379
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,295,340
Nippon Flour Mills Co., Ltd.	557,000	2,791,738
#*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	362,658
Nippon Suisan Kaisha, Ltd.	671,300	2,164,988
Nisshin Oillio Group, Ltd. (The)	525,000	2,671,864
Nissin Sugar Manufacturing Co., Ltd.	149,000	357,572
Nitto Flour Milling Co., Ltd.	64,000	242,201
Noevir Co., Ltd.	1,900	22,678
#Oenon Holdings, Inc.	247,000	607,511
#Oie Sangyo Co., Ltd.	20,900	202,995
Okuwa Co., Ltd.	111,000	1,182,255
Olympic Corp.	65,000	485,412
Pietro Co., Ltd.	10,300	110,463
#Pigeon Corp.	67,800	2,068,850
Poplar Co., Ltd.	25,760	148,544
Prima Meat Packers, Ltd.	671,000	810,417
#Riken Vitamin Co., Ltd.	79,200	2,218,356
#Rock Field Co., Ltd.	47,000	744,268
Ryoshoku, Ltd.	96,400	2,047,627
S Foods, Inc.	70,000	626,132
Sakata Seed Corp.	157,400	2,287,727
*San-A Co., Ltd.	11,400	452,760
Shoei Foods Corp.	44,000	273,439
Showa Sangyo Co., Ltd.	502,000	1,488,289
Sogo Medical Co., Ltd.	23,000	666,294
Sonton Food Industry Co., Ltd.	43,000	372,116

1255

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Starzen Co., Ltd.	279,000	$820,324
Sugi Holdings Co., Ltd.	68,100	1,616,135
Takara Holdings, Inc.	542,000	3,218,743
Three F Co., Ltd.	17,700	115,015
Tobu Store Co., Ltd.	215,000	682,206
Toho Co., Ltd.	158,000	581,969
#Tohto Suisan Co., Ltd.	120,000	228,219
#Torigoe Co., Ltd. (The)	84,500	734,868
#Toyo Sugar Refining Co., Ltd.	157,000	218,328
Tsukiji Uoichiba Co., Ltd.	57,000	83,321
Tsuruha Holdings, Inc.	54,200	2,607,230
*Unicafe, Inc.	15,060	74,072
*Unihair Co., Ltd.	133,550	1,349,628
#Uoriki Co., Ltd.	400	4,895
Valor Co., Ltd.	167,200	1,485,387
Warabeya Nichiyo Co., Ltd.	51,360	628,924
Yaizu Suisankagaku Industry Co., Ltd.	41,000	429,597
Yaoko Co., Ltd.	39,500	1,191,003
Yomeishu Seizo Co., Ltd.	100,000	976,260
Yonekyu Corp.	96,000	786,134
Yuasa Funashoku Co., Ltd.	112,000	291,109
#Yukiguni Maitake Co., Ltd.	104,256	698,069
Yutaka Foods Corp.	6,000	106,637

Total Consumer Staples		129,375,684

Energy — (1.0%)
*AOC Holdings, Inc.	139,600	837,655
BP Castrol K.K.	69,800	289,011
#*Fuji Kosan Co., Ltd.	264,000	246,946
Itochu Enex Co., Ltd.	290,000	1,649,167
Japan Oil Transportation Co., Ltd.	79,000	191,459
Kanto Natural Gas Development Co., Ltd.	147,000	810,875
Kyoei Tanker Co., Ltd.	115,000	230,393
Mitsuuroko Co., Ltd.	167,500	1,041,526
#Modec, Inc.	73,200	1,309,838
#Nippon Gas Co., Ltd.	148,900	1,999,571
Nippon Seiro Co., Ltd.	64,000	245,308
Sala Corp.	129,500	713,924
San-Ai Oil Co., Ltd.	259,000	1,324,286
#Shinko Plantech Co., Ltd.	154,000	1,561,984
Sinanen Co., Ltd.	239,000	1,114,996
Toa Oil Co., Ltd.	360,000	459,748
Toyo Kanetsu K.K.	466,000	850,537

Total Energy		14,877,224

Financials — (9.1%)
Aichi Bank, Ltd. (The)	35,900	2,229,457
Airport Facilities Co., Ltd.	120,570	542,909
Akita Bank, Ltd. (The)	729,400	2,233,581
Aomori Bank, Ltd. (The)	640,000	1,912,126
*Arealink Co., Ltd.	2,124	114,865
Awa Bank, Ltd. (The)	239,000	1,472,974
Bank of Iwate, Ltd. (The)	58,600	2,748,275
Bank of Nagoya, Ltd. (The)	524,297	1,673,526
Bank of Okinawa, Ltd. (The)	88,100	3,461,410
Bank of Saga, Ltd. (The)	591,000	1,691,510
Bank of the Ryukyus, Ltd.	126,180	1,485,451
#*Cedyna Financial Corp.	589,850	1,184,096
Century Tokyo Leasing Corp.	260,590	4,603,399
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,055,831
Chukyo Bank, Ltd. (The)	667,000	1,701,319

1256

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Daibiru Corp.	181,200	$1,546,381
Daiko Clearing Services Corp.	49,700	187,944
#*Daikyo, Inc.	948,000	1,901,699
Daisan Bank, Ltd. (The)	621,000	1,686,106
Daishi Bank, Ltd. (The)	752,000	2,547,476
Daito Bank, Ltd. (The)	485,000	390,469
Ehime Bank, Ltd. (The)	608,000	1,690,618
Eighteenth Bank, Ltd. (The)	653,000	1,956,068
FIDEA Holdings Co., Ltd.	119,500	331,335
*Fuji Fire & Marine Insurance Co., Ltd.	547,000	747,003
Fukui Bank, Ltd. (The)	854,000	2,636,522
Fukushima Bank, Ltd.	836,000	550,060
Fuyo General Lease Co., Ltd.	80,800	2,859,354
Goldcrest Co., Ltd.	64,820	1,742,080
Heiwa Real Estate Co., Ltd.	252,500	772,525
Higashi-Nippon Bank, Ltd.	626,000	1,471,527
Higo Bank, Ltd. (The)	381,000	2,013,224
Hokkoku Bank, Ltd. (The)	742,000	2,517,759
Hokuetsu Bank, Ltd. (The)	875,000	1,812,220
Hyakugo Bank, Ltd. (The)	696,609	3,105,844
Hyakujishi Bank, Ltd. (The)	668,000	2,544,031
IBJ Leasing Co., Ltd.	82,100	2,052,370
Ichiyoshi Securities Co., Ltd.	156,000	1,161,035
Iida Home Max	58,400	691,819
Iwai Cosmo Holdings, Inc.	5,000	33,013
*Japan Asia Investment Co., Ltd.	4,000	3,080
Juroku Bank, Ltd.	644,000	2,087,924
#*kabu.com Securities Co., Ltd.	304,000	1,310,591
Kagoshima Bank, Ltd. (The)	258,000	1,698,043
Keihanshin Real Estate Co., Ltd.	18,800	92,082
Keiyo Bank, Ltd. (The)	113,000	578,407
#*Kenedix, Inc.	6,999	1,776,532
Kirayaka Bank, Ltd.	98,000	101,338
Kita-Nippon Bank, Ltd. (The)	29,706	736,868
Kiyo Holdings, Inc.	2,252,900	3,108,807
Kobayashi Yoko Co., Ltd.	262,200	727,742
#Kosei Securities Co., Ltd.	295,000	311,458
Kyokuto Securities Co., Ltd.	58,400	489,691
#*Leopalace21 Corp.	391,985	619,738
#Marusan Securities Co., Ltd.	265,600	1,478,610
Michinoku Bank, Ltd. (The)	524,000	1,097,521
*Mie Bank, Ltd. (The)	19,000	54,229
Minato Bank, Ltd. (The)	1,025,000	1,896,661
Mito Securities Co., Ltd.	254,000	398,992
Miyazaki Bank, Ltd. (The)	540,000	1,456,945
*Mizuho Investors Securities Co., Ltd.	1,468,500	1,520,305
#*Monex Group, Inc.	6,704	1,865,015
#Musashino Bank, Ltd.	117,300	3,544,308
Nagano Bank, Ltd. (The)	314,000	650,741
Nanto Bank, Ltd. (The)	87,000	452,619
*New Real Property K.K.	43,900	—
*NIS Group Co., Ltd.	1,015,125	99,580
Nisshin Fudosan Co., Ltd.	99,000	783,507
Ogaki Kyoritsu Bank, Ltd. (The)	867,000	2,885,335
Oita Bank, Ltd. (The)	600,900	2,275,924
Okasan Securities Group, Inc.	644,000	2,512,475
Ricoh Leasing Co., Ltd.	75,300	2,140,557
San-in Godo Bank, Ltd. (The)	347,000	2,600,249
Sankei Building Co., Ltd.	165,300	1,064,784
Shiga Bank, Ltd.	10,000	55,166
Shikoku Bank, Ltd.	750,000	2,425,471

1257

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
#Shimizu Bank, Ltd.	32,100	$1,415,149
Sumitomo Real Estate Sales Co., Ltd.	33,200	1,703,156
*Sun Frontier Fudousan Co., Ltd.	208	31,238
Takagi Securities Co., Ltd.	206,000	241,258
TOC Co., Ltd.	417,650	1,830,173
Tochigi Bank, Ltd.	424,000	2,064,763
#Toho Bank, Ltd.	824,200	2,613,169
Toho Real Estate Co., Ltd.	140,700	1,011,965
Tohoku Bank, Ltd. (The)	389,000	635,364
Tokai Tokyo Financial Holdings, Inc.	898,000	3,207,324
Tokyo Rakutenchi Co., Ltd.	222,000	794,960
Tokyo Tatemono Co., Ltd.	73,000	336,038
Tokyo Tatemono Real Estate Sales Co., Ltd.	7,000	26,994
#Tokyo Theatres Co, Inc.	290,000	431,657
Tokyo Tomin Bank, Ltd.	112,700	1,535,625
Tokyu Livable, Inc.	98,500	1,200,837
Tomato Bank, Ltd.	397,000	725,763
*TOMONY Holdings, Inc.	536,550	2,203,140
#Tosei Corp.	72	35,115
Tottori Bank, Ltd.	328,000	703,462
Towa Bank, Ltd.	884,000	959,627
Toyo Securities Co., Ltd.	307,000	506,205
*Tsukuba Bank, Ltd.	188,800	667,473
Yachiyo Bank, Ltd. (The)	5,000	160,614
Yamagata Bank, Ltd.	584,500	2,733,821
Yamanashi Chuo Bank, Ltd.	515,000	2,602,292

Total Financials		142,337,688

Health Care — (3.8%)
As One Corp.	68,868	1,471,382
*Asia Alliance Holdings Co., Ltd.	380,800	65,019
ASKA Pharmaceutical Co., Ltd.	101,000	749,770
#BML, Inc.	38,000	1,022,656
CMIC Co., Ltd.	710	201,073
Create Medic Co., Ltd.	28,000	285,877
Eiken Chemical Co., Ltd.	78,900	1,030,011
#EPS Co., Ltd.	158	373,149
FALCO SD HOLDINGS Co., Ltd.	34,300	326,590
Fuso Pharmaceutical Industries, Ltd.	320,000	931,251
Hitachi Medical Corp.	81,000	807,776
Hogy Medical Co., Ltd.	49,000	2,238,797
#Iwaki & Co., Ltd.	55,000	146,255
Japan Medical Dynamic Marketing, Inc.	44,900	113,158
#Jeol, Ltd.	258,000	899,925
JMS Co., Ltd.	126,000	436,135
Kaken Pharmaceutical Co., Ltd.	335,000	4,217,440
Kawanishi Holdings, Ltd.	7,400	63,794
Kawasumi Laboratories, Inc.	45,000	331,887
Kissei Pharmaceutical Co., Ltd.	100,700	2,018,758
KYORIN Holdings, Inc.	179,000	3,269,753
#*M3, Inc.	394	2,095,178
#Mochida Pharmaceutical Co., Ltd.	219,000	2,466,754
Nagaileben Co., Ltd.	6,200	160,272
#Nichii Gakkan Co.	218,400	1,882,648
Nihon Kohden Corp.	151,200	3,267,131
#Nikkiso Co., Ltd.	237,000	1,912,596
#Nippon Chemiphar Co., Ltd.	131,000	465,684
Nippon Shinyaku Co., Ltd.	229,000	3,229,484
Nipro Corp.	180,100	3,506,079
Nissui Pharmaceutical Co., Ltd.	66,100	567,850
Paramount Bed Co., Ltd.	82,000	2,182,849

1258

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
Rion Co., Ltd.	5,000	$35,309
Rohto Pharmaceutical Co., Ltd.	122,000	1,401,759
#Sawai Pharmaceutical Co., Ltd.	48,600	4,250,615
Seikagaku Corp.	173,000	1,885,431
#Shin Nippon Biomedical Laboratories, Ltd.	24,700	116,608
Ship Healthcare Holdings, Inc.	95,600	1,123,264
Toho Holdings Co., Ltd.	146,600	1,983,523
#Torii Pharmaceutical Co., Ltd.	62,700	1,378,532
#Towa Pharmaceutical Co., Ltd.	42,300	2,320,381
#Vital KSK Holdings, Inc.	142,400	1,181,503
#Wakamoto Pharmaceutical Co., Ltd.	100,000	312,516
#ZERIA Pharmaceutical Co., Ltd.	105,000	1,272,783

Total Health Care		59,999,205

Industrials — (23.7%)
*A&A Material Corp.	235,000	157,113
*A&D Co., Ltd.	6,900	28,415
Advan Co., Ltd.	99,400	807,432
*Advanex, Inc.	73,000	82,580
Aeon Delight Co., Ltd.	81,100	1,502,086
Aica Kogyo Co., Ltd.	233,500	2,824,797
Aichi Corp.	132,000	581,253
Aida Engineering, Ltd.	261,000	1,271,203
Airtech Japan, Ltd.	19,900	97,325
Alps Logistics Co., Ltd.	52,500	627,140
#Altech Co., Ltd.	23,000	88,383
Altech Corp.	37,150	297,860
Amano Corp.	268,700	2,521,972
Ando Corp.	257,000	347,712
Anest Iwata Corp.	149,000	702,227
Asahi Diamond Industrial Co., Ltd.	228,000	4,568,814
Asahi Holdings, Inc.	110,750	2,293,656
Asahi Kogyosha Co., Ltd.	99,000	422,399
*Asanuma Corp.	977,000	670,681
Asia Air Survey Co., Ltd.	32,000	98,322
Asunaro Aoki Construction Co., Ltd.	166,500	787,982
Ataka Construction & Engineering Co., Ltd.	60,000	175,972
Bando Chemical Industries, Ltd.	332,000	1,465,386
Benefit One, Inc.	3	2,480
Biken Techno Corp.	14,100	72,770
Bunka Shutter Co., Ltd.	227,000	588,540
*C&I Holdings Co., Ltd.	405,500	25,100
Central Glass Co., Ltd.	620,000	2,920,559
Central Security Patrols Co., Ltd.	44,700	470,620
Chudenko Corp.	130,500	1,613,678
Chugai Ro Co., Ltd.	327,000	1,336,951
CKD Corp.	229,700	2,232,251
Comsys Holdings Corp.	195,000	2,033,679
#Cosel Co., Ltd.	104,700	1,651,421
CTI Engineering Co., Ltd.	44,000	257,487
Dai-Dan Co., Ltd.	156,000	868,011
Daido Kogyo Co., Ltd.	145,000	333,740
Daifuku Co., Ltd.	281,000	2,040,377
Daihen Corp.	428,000	1,935,215
Daiho Corp.	878,000	823,939
#*Daiichi Chuo K.K.	426,000	1,015,669
Daiichi Jitsugyo Co., Ltd.	180,000	744,388
#Daiseki Co., Ltd.	143,463	2,704,739
*Daisue Construction Co., Ltd.	271,500	129,230
Daiwa Industries, Ltd.	169,000	884,546
Daiwa Odakyu Construction Co., Ltd.	63,500	170,650

1259

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#*Danto Holdings Corp.	475,000	$451,618
Denyo Co., Ltd.	90,600	756,829
*Dijet Industrial Co., Ltd.	80,000	122,191
DMW Corp.	4,800	93,717
*Dream Incubator, Inc.	168	129,045
*Duskin Co., Ltd.	196,100	3,731,064
#*Enshu, Ltd.	142,000	162,972
Freesia Macross Corp.	1,355,000	247,010
*Fujisash Co., Ltd.	49,300	23,367
*Fujitec Co., Ltd.	304,000	1,623,720
#Fukuda Corp.	657,000	1,300,013
*Fukusima Industries Corp.	29,700	347,125
#Fukuyama Transporting Co., Ltd.	454,400	2,270,804
Funai Consulting Co., Ltd.	99,300	642,936
*Furukawa Co., Ltd.	1,317,000	1,610,502
#Furusato Industries, Ltd.	50,600	320,381
Futaba Corp.	146,800	2,899,846
Gecoss Corp.	113,600	433,510
*Hamai Co., Ltd.	92,000	171,813
Hanwa Co., Ltd.	697,000	3,360,624
*Hazama Corp.	285,800	244,104
Hibiya Engineering, Ltd.	120,300	1,098,742
Hitachi Cable, Ltd.	491,000	1,294,300
Hitachi Metals Techno, Ltd.	57,500	286,299
Hitachi Tool Engineering, Ltd.	94,000	1,070,366
Hitachi Transport System, Ltd.	27,400	417,328
#Hitachi Zosen Corp.	2,514,000	3,838,902
Hokuetsu Industries Co., Ltd.	85,000	154,765
Hokuriku Electrical Construction Co., Ltd.	56,000	153,193
Hosokawa Micron Corp.	133,000	573,508
#*Howa Machinery, Ltd.	379,000	364,968
Ichiken Co., Ltd.	87,000	125,286
ICHINEN HOLDINGS Co., Ltd.	71,100	394,297
Idec Corp.	130,900	1,205,552
IHI Transport Machinery Co., Ltd.	73,000	359,406
#Iino Kaiun Kaisha, Ltd.	334,300	1,523,549
Inaba Denki Sangyo Co., Ltd.	82,100	2,297,210
Inaba Seisakusho Co., Ltd	60,800	607,120
Inabata & Co., Ltd.	195,600	1,245,895
#Inui Steamship Co., Ltd.	80,800	497,810
#*Iseki & Co., Ltd.	718,000	2,025,454
Ishii Iron Works Co., Ltd.	110,000	223,926
#*Ishikawa Seisakusho, Ltd.	101,000	92,329
Ishikawajima Construction Materials Co., Ltd.	202,000	211,258
Itoki Corp.	174,200	441,469
#Iwatani International Corp.	847,000	2,645,889
#*Jalux, Inc.	43,300	404,727
Jamco Corp.	82,000	575,594
Japan Airport Terminal Co., Ltd.	135,900	2,037,469
*Japan Bridge Corp.	7,800	17,382
Japan Foundation Engineering Co., Ltd.	95,600	268,588
Japan Kenzai Co., Ltd.	93,440	427,359
Japan Pulp & Paper Co., Ltd.	449,000	1,666,283
Japan Transcity Corp.	231,000	869,685
JFE Shoji Holdings, Inc.	330,000	1,600,273
Kamei Corp.	118,000	578,733
Kanaden Corp.	118,000	735,192
Kanagawa Chuo Kotsu Co., Ltd.	192,000	987,632
Kanamoto Co., Ltd.	112,000	570,022
Kandenko Co., Ltd.	260,000	1,678,268
*Kanematsu Corp.	1,442,625	1,477,495

1260

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#*Kanematsu-NNK Corp.	113,000	$173,964
Katakura Industries Co., Ltd.	109,900	1,057,256
Kato Works Co., Ltd.	197,000	475,332
KAWADA TECHNOLOGIES, Inc.	104,500	1,941,452
Kawagishi Bridge Works Co., Ltd.	38,000	107,802
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	438,267
Keihin Co., Ltd. (The)	199,000	232,635
#Kimura Chemical Plants Co., Ltd.	59,400	467,747
Kinki Sharyo Co., Ltd.	176,000	975,570
Kintetsu World Express, Inc.	75,700	2,095,614
*Kitagawa Iron Works Co., Ltd.	335,000	666,971
Kitano Construction Corp.	252,000	629,835
Kitazawa Sangyo Co., Ltd.	54,500	121,116
#Kitz Corp.	397,000	1,804,674
Kodensha Co., Ltd. (The)	25,000	58,596
Koike Sanso Kogyo Co., Ltd.	152,000	441,635
*Koito Industries, Ltd.	102,000	174,575
Kokuyo Co., Ltd.	257,125	2,142,423
Komai Tekko, Inc.	109,000	288,336
Komatsu Wall Industry Co., Ltd.	32,900	315,991
Komori Corp.	161,900	1,805,171
Kondotec, Inc.	40,500	305,593
*Kosaido Co., Ltd.	364,000	545,702
KRS Corp.	38,200	394,962
*Kumagai Gumi Co., Ltd.	583,800	449,389
Kuroda Electric Co., Ltd.	109,900	1,507,269
Kyodo Printing Co., Ltd.	303,000	702,723
Kyoei Sangyo Co., Ltd.	97,000	211,579
Kyokuto Boeki Kaisha, Ltd.	58,000	115,925
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	659,477
Kyosan Electric Manufacturing Co., Ltd.	213,000	1,172,275
Kyowa Exeo Corp.	301,100	2,955,246
Kyudenko Corp.	195,000	1,354,232
*Lonseal Corp.	116,000	125,684
Maeda Corp.	587,000	1,950,139
Maeda Road Construction Co., Ltd.	274,000	2,373,565
#*Maezawa Industries, Inc.	35,700	103,689
Maezawa Kasei Industries Co., Ltd.	50,700	473,230
Maezawa Kyuso Industries Co., Ltd.	50,400	648,122
*Makino Milling Machine Co., Ltd.	343,000	2,901,426
Marubeni Construction Material Lease Co., Ltd.	75,000	89,429
Maruka Machinery Co., Ltd.	28,100	214,896
Maruwn Corp.	66,000	175,658
#Maruyama Manufacturing Co, Inc.	150,000	320,123
Maruzen Showa Unyu Co., Ltd.	296,000	980,352
#Matsuda Sangyo Co., Ltd.	77,482	1,312,821
Matsui Construction Co., Ltd.	98,600	372,389
Max Co., Ltd.	181,000	2,183,528
#*Meidensha Corp.	732,050	3,395,929
*Meiji Machine Co., Ltd.	56,000	16,421
#Meiji Shipping Co., Ltd.	106,100	413,361
#*Meitec Corp.	130,100	2,597,544
Meito Transportation Co., Ltd.	22,000	185,492
#*Meiwa Trading Co., Ltd.	140,000	514,184
Mesco, Inc.	30,000	231,034
*Mirait Holdings Corp.	274,685	2,178,605
Mitani Corp.	52,600	499,895
#Mitsubishi Kakoki Kaisha, Ltd.	229,000	502,150
Mitsubishi Pencil Co., Ltd.	100,600	1,650,017
Mitsuboshi Belting, Ltd.	274,000	1,618,527
Mitsui Matsushima Co., Ltd.	338,000	715,297

1261

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Mitsui-Soko Co., Ltd.	463,000	$1,983,085
Mitsumura Printing Co., Ltd.	93,000	334,824
#Miura Co., Ltd.	131,300	3,642,791
*Miura Printing Corp.	19,000	30,872
*Miyaji Engineering Group, Inc.	1,524,175	1,637,969
#*Miyakoshi Corp.	48,400	189,371
*Mori Denki Mfg. Co., Ltd.	625,000	77,045
#Mori Seiki Co., Ltd.	320,500	3,745,004
Morita Holdings Corp.	156,000	988,389
Moshi Moshi Hotline, Inc.	104,400	2,519,085
Mystar Engineering Corp.	15,600	74,452
Nac Co., Ltd.	28,900	398,103
#Nachi-Fujikoshi Corp.	588,000	2,682,889
Naikai Zosen Corp.	75,000	365,496
*Nakano Corp.	103,000	295,516
Narasaki Sangyo Co., Ltd.	56,000	74,918
NEC Capital Solutions, Ltd.	45,100	749,447
NEC Networks & System Integration Corp.	104,600	1,422,984
New Tachikawa Aircraft Co., Ltd.	9,900	497,350
Nichias Corp.	416,000	2,325,632
Nichiban Co., Ltd.	122,000	466,608
*Nichiden Corp.	2,600	73,313
Nichiha Corp.	92,880	878,043
Nichireki Co., Ltd.	96,000	395,834
#Nihon M&A Center, Inc.	48	210,660
Nikko Co., Ltd.	127,000	446,069
Nippo Corp.	244,000	1,825,550
#Nippon Carbon Co., Ltd.	396,000	1,194,219
Nippon Conveyor Co., Ltd.	168,000	178,705
Nippon Densetsu Kogyo Co., Ltd.	183,000	1,743,193
Nippon Denwa Shisetu Co., Ltd.	203,000	653,453
Nippon Filcon Co., Ltd.	73,100	363,070
Nippon Hume Corp.	91,000	310,452
Nippon Jogesuido Sekkei Co., Ltd.	289	368,126
Nippon Kanzai Co., Ltd.	46,200	762,641
Nippon Koei Co., Ltd.	272,000	867,067
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,922,499
Nippon Seisen Co., Ltd.	107,000	648,489
#Nippon Sharyo, Ltd.	229,000	1,263,631
Nippon Shindo Co., Ltd.	8,000	15,636
Nippon Signal Co., Ltd.	206,800	1,757,387
Nippon Steel Trading Co., Ltd.	280,000	915,251
Nippon Thompson Co., Ltd.	255,000	2,198,882
Nippon Tungsten Co., Ltd.	81,000	157,071
*Nippon Yusoki Co., Ltd.	138,000	370,080
Nishimatsu Construction Co., Ltd.	954,000	1,255,803
Nishishiba Electric Co., Ltd.	101,000	166,576
Nissei Corp.	104,600	814,570
*Nissei Plastic Industrial Co., Ltd.	378,800	1,366,449
#Nissha Printing Co., Ltd.	82,200	2,068,971
Nissin Corp.	336,000	949,493
Nissin Electric Co., Ltd.	152,000	988,559
Nitchitsu Co., Ltd.	58,000	152,144
Nitta Corp.	101,200	2,020,827
#Nitto Boseki Co., Ltd.	847,000	2,163,427
Nitto Kogyo Corp.	143,400	1,748,608
Nitto Kohki Co., Ltd.	65,600	1,681,493
Nitto Seiko Co., Ltd.	122,000	401,892
*Nittoc Construction Co., Ltd.	316,000	230,502
Noda Corp.	169,300	621,151
Nomura Co., Ltd.	205,000	780,807

1262

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Noritake Co., Ltd.	510,000	$1,933,317
Noritz Corp.	83,000	1,393,420
#NS United Kaiun Kaisha, Ltd.	414,000	975,328
#*Oak Capital Corp.	55,735	115,139
Obayashi Road Corp.	106,000	206,479
Oiles Corp.	117,242	2,427,970
*Okamoto Machine Tool Works, Ltd.	163,000	250,822
#Okamura Corp.	273,900	1,663,176
Okano Valve Manufacturing Co., Ltd.	58,000	483,616
*Oki Electric Cable Co., Ltd.	90,000	167,703
#*OKK Corp.	255,000	436,592
*OKUMA Corp.	422,000	3,529,156
Okumura Corp.	716,400	2,717,735
O-M, Ltd.	105,000	454,424
Onoken Co., Ltd.	58,900	521,077
Organo Corp.	155,000	1,138,611
*Original Engineering Consultants Co., Ltd.	61,500	89,623
OSG Corp.	201,000	2,976,159
Oyo Corp.	101,300	865,374
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	237,477
Park24 Co., Ltd.	118,700	1,281,707
Pasco Corp.	55,000	170,974
Pasona Group, Inc.	66	53,058
#Penta-Ocean Construction Co., Ltd.	841,000	1,395,536
Pilot Corp.	730	1,328,138
Pronexus, Inc.	133,200	701,343
Raito Kogyo Co., Ltd.	193,700	520,326
Rheon Automatic Machinery Co., Ltd.	64,000	163,240
*Ryobi, Ltd.	548,200	2,393,619
*Sailor Pen Co., Ltd.	110,000	65,862
Sakai Heavy Industries, Ltd.	126,000	237,379
*Sakurada Co., Ltd.	57,000	11,115
#*Sanix, Inc.	157,400	350,104
Sanki Engineering Co., Ltd.	245,000	1,673,884
#Sanko Metal Industrial Co., Ltd.	118,000	249,930
*Sankyo-Tateyama Holdings, Inc.	1,095,000	1,514,451
*Sankyu, Inc.	748,000	3,300,671
Sanritsu Corp.	16,700	125,976
Sanwa Holdings Corp.	614,000	1,932,409
Sanyo Denki Co., Ltd.	201,000	1,427,547
Sanyo Engineering & Construction, Inc.	48,000	166,431
Sanyo Industries, Ltd.	79,000	108,078
Sasebo Heavy Industries Co., Ltd.	546,000	1,227,113
Sato Corp.	104,900	1,313,088
Sato Shoji Corp.	65,300	412,084
#*Sawafuji Electric Co., Ltd.	42,000	154,124
Secom Joshinetsu Co., Ltd.	33,900	915,323
Secom Techno Service Co., Ltd.	37,500	1,248,905
Seibu Electric Industry Co., Ltd.	67,000	287,461
Seika Corp.	267,000	676,165
*Seikitokyu Kogyo Co., Ltd.	388,000	233,023
Seino Holdings Co., Ltd.	242,000	1,682,354
Sekisui Jushi Co., Ltd.	135,000	1,373,881
#Senko Co., Ltd.	362,000	1,237,843
Senshu Electric Co., Ltd.	37,300	469,003
#Shibusawa Warehouse Co., Ltd.	231,000	788,581
Shibuya Kogyo Co., Ltd.	82,300	814,172
Shima Seiki Manufacturing Co., Ltd.	92,400	2,191,903
Shin Nippon Air Technologies Co., Ltd.	84,280	525,189
Shin-Keisei Electric Railway Co., Ltd.	174,000	725,139
#Shin-Kobe Electric Machinery Co., Ltd.	97,000	1,223,122

1263

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Shinmaywa Industries, Ltd.	399,000	$1,744,843
Shinnihon Corp.	215,900	624,230
Shinsho Corp.	202,000	512,364
#Sho-Bond Corp.	95,300	2,057,696
#Shoko Co., Ltd.	316,000	500,173
#Showa Aircraft Industry Co., Ltd.	112,000	998,905
#Sinfonia Technology Co., Ltd.	474,000	1,620,199
Sintokogio, Ltd.	191,800	1,927,232
Soda Nikka Co., Ltd.	67,000	299,323
Sohgo Security Services Co., Ltd.	225,300	2,735,475
Sotetsu Holdings, Inc.	111,000	355,421
Space Co., Ltd.	73,420	481,236
Subaru Enterprise Co., Ltd.	59,000	173,522
Sugimoto & Co., Ltd.	34,100	298,353
Sumitomo Densetsu Co., Ltd.	104,600	426,061
*Sumitomo Mitsui Construction Co., Ltd.	294,300	237,248
Sumitomo Precision Products Co., Ltd.	150,000	794,515
Sumitomo Warehouse Co., Ltd.	384,000	2,035,603
*Suzuki Metal Industry Co., Ltd.	71,000	167,736
*SWCC Showa Holdings Co., Ltd.	831,000	944,161
*Tadano, Ltd.	330,579	1,723,379
Taihei Dengyo Kaisha, Ltd.	138,000	1,133,288
Taihei Kogyo Co., Ltd.	244,000	1,143,372
Taiheiyo Kouhatsu, Inc.	95,000	86,483
Taikisha, Ltd.	124,300	2,128,722
Takada Kiko Co., Ltd.	289,000	716,663
Takano Co., Ltd.	52,000	312,021
Takaoka Electric Manufacturing Co., Ltd.	180,000	1,055,566
#Takara Printing Co., Ltd.	38,055	305,488
Takara Standard Co., Ltd.	483,000	3,075,348
#Takasago Thermal Engineering Co., Ltd.	279,000	2,310,145
#Takashima & Co., Ltd.	137,000	223,608
Takigami Steel Construction Co., Ltd.	50,000	141,757
*Takisawa Machine Tool Co., Ltd.	191,000	245,750
*Takuma Co., Ltd.	297,000	980,289
#*Tanseisha Co., Ltd.	74,000	340,899
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	701,288
TECHNO ASSOCIE Co., Ltd.	58,400	475,721
Techno Ryowa, Ltd.	71,390	361,810
Teikoku Electric Manufacturing Co., Ltd.	31,800	741,091
*Tekken Corp.	521,000	572,105
#Temp Holdings Co., Ltd.	32,500	290,683
Teraoka Seisakusho Co., Ltd.	53,600	263,104
TOA Corp.	744,000	898,226
TOA ROAD Corp.	155,000	244,337
*Tobishima Corp.	1,548,500	437,372
Tocalo Co., Ltd.	51,600	950,048
Toda Corp.	682,000	2,618,580
Toenec Corp.	204,000	1,128,760
Tokai Lease Co., Ltd.	86,000	162,543
Toko Electric Corp.	88,000	584,945
Tokyo Energy & Systems, Inc.	126,000	842,947
TOKYO KEIKI, Inc.	265,000	405,639
#*Tokyo Kikai Seisakusho, Ltd.	300,000	278,170
Tokyo Sangyo Co., Ltd.	78,000	251,378
Tokyu Community Corp.	31,200	946,321
Toli Corp.	207,000	373,228
#Tomoe Corp.	115,500	355,898
Tonami Holdings Co., Ltd.	331,000	646,116
Toppan Forms Co., Ltd.	153,500	1,520,483
*Tori Holdings Co., Ltd.	217,700	55,805

1264

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#Torishima Pump Manufacturing Co., Ltd.	80,500	$1,600,579
Toshiba Machine Co., Ltd.	360,000	1,924,555
#Toshiba Plant Kensetsu Co., Ltd.	182,450	2,676,161
*Tosho Printing Co., Ltd.	243,000	428,321
Totetsu Kogyo Co., Ltd.	122,000	960,856
#*Totoku Electric Co., Ltd.	66,000	67,456
#Toyo Electric Manufacturing Co., Ltd.	149,000	903,427
Toyo Engineering Corp.	556,400	2,110,625
Toyo Machinery & Metal Co., Ltd.	42,400	138,545
*Toyo Shutter Co., Ltd.	5,200	23,906
#Toyo Tanso Co, Ltd.	37,200	2,037,499
Toyo Wharf & Warehouse Co., Ltd.	274,000	448,060
Trinity Industrial Corp.	56,000	232,693
Trusco Nakayama Corp.	95,200	1,531,637
Tsubakimoto Chain Co.	555,700	3,143,818
Tsubakimoto Kogyo Co., Ltd.	97,000	271,732
#Tsugami Corp.	252,000	1,809,437
Tsukishima Kikai Co., Ltd.	121,000	1,016,200
Tsurumi Manufacturing Co., Ltd.	94,000	658,248
Tsuzuki Denki Co., Ltd.	75,000	472,889
TTK Co., Ltd.	62,000	273,267
Uchida Yoko Co., Ltd.	171,000	621,858
Ueki Corp.	453,000	728,237
#Union Tool Co.	56,900	1,392,914
Utoc Corp.	96,400	310,526
*Wakachiku Construction Co., Ltd.	1,710,000	919,347
#Weathernews, Inc.	26,700	607,325
Yahagi Construction Co., Ltd.	136,000	809,295
Yamabiko Corp.	28,782	314,355
Yamato Corp.	82,000	294,388
Yamaura Corp.	40,500	106,582
Yamazen Co., Ltd.	294,000	1,566,801
Yasuda Warehouse Co., Ltd. (The)	98,200	609,281
Yokogawa Bridge Holdings Corp.	139,400	901,169
Yondenko Corp.	133,800	593,909
*Yuasa Trading Co., Ltd.	779,000	938,334
Yuken Kogyo Co., Ltd.	156,000	340,336
Yurtec Corp.	221,000	980,015
Yusen Logistics Co., Ltd.	60,100	836,960
Yushin Precision Equipment Co., Ltd.	53,334	1,087,662

Total Industrials		370,135,054

Information Technology — (10.4%)
Ai Holdings Corp.	182,600	719,593
#Aichi Tokei Denki Co., Ltd.	113,000	308,919
Aiphone Co., Ltd.	70,900	1,067,162
Allied Telesis Holdings K.K.	470,700	586,950
*Alpha Systems, Inc.	27,300	470,182
#Anritsu Corp.	435,000	3,683,440
AOI Electronic Co., Ltd.	37,400	445,950
*Apic Yamada Corp.	36,000	112,740
Arisawa Manufacturing Co., Ltd.	35,100	193,178
Asahi Net, Inc.	21,000	86,992
CAC Corp.	68,700	536,094
Canon Electronics, Inc.	74,200	2,088,270
Capcom Co., Ltd.	184,500	3,165,220
Chino Corp.	151,000	393,614
CMK Corp.	86,100	450,768
Computer Engineering & Consulting, Ltd.	61,500	325,565
Core Corp.	45,700	388,841
Cresco, Ltd.	23,200	170,223

1265

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#*CSK Corp.	431,900	$1,836,517
Cybernet Systems Co., Ltd.	85	22,899
#Cybozu, Inc.	1,196	333,785
*Daiko Denshi Tsushin, Ltd.	12,000	17,731
*Dainippon Screen Manufacturing Co., Ltd.	731,000	6,732,050
Daito Electron Co., Ltd.	1,600	12,372
Denki Kogyo Co., Ltd.	234,000	1,233,114
DKK TOA Corp.	31,000	103,894
DTS Corp.	84,900	1,033,505
#*Dwango Co., Ltd.	315	866,078
#Eizo Nanao Corp.	73,100	1,783,579
Elematec Corp.	3,400	50,824
*Elna Co., Ltd.	97,000	111,417
#Enplas Corp.	14,400	210,543
ESPEC Corp.	79,800	622,788
Faith, Inc.	496	57,708
#*FDK Corp.	409,000	734,322
*Fuji Electronics Co., Ltd.	10,000	199,690
#Fuji Soft, Inc.	96,400	1,635,781
*Fujitsu Component, Ltd.	139	60,735
Fujitsu Frontech, Ltd.	78,600	654,126
Fuso Dentsu Co., Ltd.	16,000	60,731
Future Architect, Inc.	1,206	543,682
#GMO Internet, Inc.	73,900	414,075
Hakuto Co., Ltd.	69,100	714,864
Hioki EE Corp.	9,300	185,040
Hitachi Business Solution Co., Ltd.	43,200	416,222
Hitachi Kokusai Electric, Inc.	239,500	2,099,945
Hochiki Corp.	97,000	500,262
Hokuriku Electric Industry Co., Ltd.	289,000	599,069
Horiba, Ltd.	130,950	3,614,104
Hosiden Corp.	241,300	2,531,859
Icom, Inc.	47,600	1,304,508
#*Ikegami Tsushinki Co., Ltd.	174,000	133,554
Ines Corp.	153,900	1,235,462
I-Net Corp.	47,800	282,241
Information Services International-Dentsu, Ltd.	76,700	524,256
Innotech Corp.	9,200	66,470
#Internet Initiative Japan, Inc.	434	1,268,166
Ishii Hyoki Co., Ltd.	23,700	244,243
IT Holdings Corp.	295,101	3,681,405
*ITC Networks Corp.	46,400	277,209
Itfor, Inc.	1,900	6,722
*Iwatsu Electric Co., Ltd.	303,000	254,942
Japan Aviation Electronics Industry, Ltd.	240,600	1,770,696
Japan Business Computer Co., Ltd.	73,200	475,798
Japan Cash Machine Co., Ltd.	84,315	655,081
Japan Digital Laboratory Co., Ltd.	104,900	1,133,549
#Jastec Co., Ltd.	61,400	372,227
JBIS Holdings, Inc.	79,600	310,886
JIEC Co., Ltd.	199	217,564
Kaga Electronics Co., Ltd.	95,100	1,171,041
Kakaku.com, Inc.	647	3,654,934
Kanematsu Electronics, Ltd.	83,100	858,967
Kawatetsu Systems, Inc.	174	158,473
Koa Corp.	144,800	1,640,324
Konami Co., Ltd.	16,140	323,126
#*Kubotek Corp.	370	134,213
Kyoden Co., Ltd.	160,000	322,423
Kyowa Electronic Instruments Co., Ltd.	52,000	171,051
Macnica, Inc.	47,900	1,230,566

1266

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#Macromill, Inc.	43,600	$577,245
Marubun Corp.	96,100	586,105
Maruwa Co., Ltd.	36,500	1,109,862
Maspro Denkoh Corp.	61,000	554,830
#Megachips Corp.	81,300	1,684,784
*Meisei Electric Co., Ltd.	359,000	314,894
Melco Holdings, Inc.	43,400	1,646,729
Mimasu Semiconductor Industry Co., Ltd.	82,881	988,688
Miroku Jyoho Service Co., Ltd.	107,000	316,116
*Mitsui High-Tec, Inc.	131,600	749,047
Mitsui Knowledge Industry Co., Ltd.	3,688	650,993
Mitsumi Electric Co., Ltd.	71,100	1,175,806
*Moritex Corp.	7,700	42,376
*Mutoh Holdings Co., Ltd.	160,000	390,943
*Nagano Japan Radio Co., Ltd.	85,000	123,464
Nagano Keiki Co., Ltd.	1,900	16,782
Nakayo Telecommunications, Inc.	542,000	1,406,451
NEC Fielding, Ltd.	91,200	1,103,899
NEC Mobiling, Ltd.	45,100	1,396,969
Net One Systems Co., Ltd.	1,889	2,981,305
#*New Japan Radio Co., Ltd.	37,000	126,082
Nichicon Corp.	258,800	3,663,888
Nidec Copal Electronics Corp.	28,800	231,575
#Nidec Sankyo Corp.	191,000	1,525,487
NIFTY Corp.	30	39,680
#Nihon Dempa Kogyo Co., Ltd.	66,900	1,230,231
#*Nihon Inter Electronics Corp.	104,700	196,784
Nihon Unisys, Ltd.	202,175	1,528,677
*Nippon Avionics Co., Ltd.	78,000	170,228
Nippon Ceramic Co., Ltd.	83,100	1,446,126
#*Nippon Chemi-Con Corp.	472,000	2,455,758
Nippon Systemware Co., Ltd.	27,900	128,644
Nohmi Bosai, Ltd.	116,000	769,166
NS Solutions Corp.	71,800	1,549,102
#NSD Co., Ltd.	170,300	1,772,712
Obic Business Consultants Co., Ltd.	19,850	1,153,632
Okaya Electric Industries Co., Ltd.	73,000	344,724
*Oki Electric Industry Co., Ltd.	2,165,000	1,852,420
*ONO Sokki Co., Ltd.	103,000	349,703
Optex Co., Ltd.	16,900	245,486
*Origin Electric Co., Ltd.	105,000	675,168
Osaki Electric Co., Ltd.	116,000	1,087,721
*Panasonic Electric Works Information Systems Co., Ltd.	13,500	352,929
PCA Corp.	17,500	204,523
*Pixela Corp.	18,400	56,183
Riken Keiki Co., Ltd.	77,800	727,970
*Riso Kagaku Corp.	11,100	184,987
Roland DG Corp.	51,500	905,694
Ryoden Trading Co., Ltd.	141,000	987,720
Ryosan Co., Ltd.	122,800	3,343,696
#Ryoyo Electro Corp.	108,000	1,232,239
Sanken Electric Co., Ltd.	395,000	2,122,278
Sanko Co., Ltd.	22,000	67,281
Sanshin Electronics Co., Ltd.	108,100	932,144
Satori Electric Co., Ltd.	56,380	424,511
*Saxa Holdings, Inc.	194,000	372,897
*Sekonic Corp.	15,000	24,710
#*Shibaura Mechatronics Corp.	138,000	531,927
*Shindengen Electric Manufacturing Co., Ltd.	296,000	1,565,114
#Shinkawa, Ltd.	68,300	707,317
Shinko Electric Industries Co., Ltd.	11,700	132,555

1267

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Shinko Shoji Co., Ltd.	75,900	$659,776
Shizuki Electric Co., Inc.	103,000	399,804
Siix Corp.	82,100	987,026
*Simplex Holdings, Inc.	919	468,431
SMK Corp.	263,000	1,381,649
Softbank Technology Corp.	100	792
So-net Entertainment Corp.	441	1,508,003
SRA Holdings, Inc.	49,700	558,754
Star Micronics Co., Ltd.	148,900	1,613,823
Sumida Corp.	61,549	692,913
Sumisho Computer Systems Corp.	103,400	1,691,618
Sun-Wa Technos Corp.	500	4,213
#Sunx, Ltd.	109,000	636,187
*Systena Corp.	1,096	1,275,186
Tachibana Eletech Co., Ltd.	62,400	552,042
Taiyo Yuden Co., Ltd.	113,000	1,721,094
Tamura Corp.	249,000	739,305
*Teac Corp.	332,000	178,290
Tecmo Koei Holdings Co., Ltd.	143,730	1,072,782
Teikoku Tsushin Kogyo Co., Ltd.	172,000	412,716
#TKC, Corp.	83,700	1,731,867
#*Toko, Inc.	304,000	689,592
Tokyo Denpa Co., Ltd.	24,900	216,804
Tokyo Electron Device, Ltd.	352	849,809
Tokyo Seimitsu Co., Ltd.	144,500	2,326,770
*Tomen Devices Corp.	2,000	53,128
Tomen Electronics Corp.	50,600	871,539
#Topcon Corp.	214,700	1,148,302
Tose Co., Ltd.	22,100	151,205
Toshiba TEC Corp.	404,000	1,908,602
Toukei Computer Co., Ltd.	27,710	393,759
#*Towa Corp.	59,500	483,292
Toyo Corp.	110,600	1,137,890
Trans Cosmos, Inc.	116,900	1,150,681
Ulvac, Inc.	147,200	3,777,542
*Uniden Corp.	121,000	390,797
#*Wacom Co., Ltd.	1,390	2,315,271
XNET Corp.	21	35,041
*Y. A. C. Co., Ltd.	5,300	44,238
#*Yamaichi Electronics Co., Ltd.	96,500	494,553
*Yaskawa Information Systems Corp.	40,000	137,533
Yokowo Co., Ltd.	69,500	558,387
Zuken, Inc.	94,600	796,433

Total Information Technology		162,521,505

Materials — (11.2%)
Achilles Corp.	670,000	988,424
Adeka Corp.	331,700	3,802,040
Agro-Kanesho Co., Ltd.	14,000	85,049
#Aichi Steel Corp.	367,000	2,611,222
Arakawa Chemical Industries, Ltd.	67,700	722,532
Araya Industrial Co., Ltd.	204,000	322,477
Aronkasei Co., Ltd.	124,000	587,423
Asahi Organic Chemicals Industry Co., Ltd.	325,000	951,611
Chuetsu Pulp & Paper Co., Ltd.	395,000	732,852
*Chugai Mining Co., Ltd.	852,400	333,593
Chugoku Marine Paints, Ltd.	230,000	2,033,862
*Chugokukogyo Co., Ltd.	62,000	69,281
Chuo Denki Kogyo Co., Ltd.	90,000	555,320
#*Co-Op Chemical Co., Ltd.	159,000	225,449
#*Dai Nippon Toryo, Ltd.	488,000	761,641

1268

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	$617,161
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	455,533
Daiken Corp.	382,000	1,030,869
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,802,113
Daio Paper Corp.	233,500	1,640,434
Daiso Co., Ltd.	343,000	1,094,085
DC Co., Ltd.	113,900	219,429
Dynapac Co., Ltd.	25,000	73,466
#Earth Chemical Co., Ltd.	37,600	1,245,176
FP Corp.	58,500	3,485,284
#Fuji Seal International, Inc.	70,200	1,649,671
Fujikura Kasei Co., Ltd.	94,500	680,825
Fujimi, Inc.	1,800	27,267
Fumakilla, Ltd.	85,000	398,813
Furukawa-Sky Aluminum Corp.	225,000	687,192
Geostar Corp.	38,000	48,708
Godo Steel, Ltd.	521,000	1,026,395
Gun Ei Chemical Industry Co., Ltd.	262,000	787,074
Harima Chemicals, Inc.	78,000	564,437
#Hodogaya Chemical Co., Ltd.	265,000	1,095,981
Hokkan Holdings, Ltd.	210,000	669,422
Hokko Chemical Industry Co., Ltd.	90,000	319,334
#Hokuetsu Kishu Paper Co., Ltd.	551,199	3,082,258
*Hokushin Co., Ltd.	61,400	84,629
Honshu Chemical Industry Co., Ltd.	35,000	257,876
Ihara Chemical Industry Co., Ltd.	155,000	569,441
Ise Chemical Corp.	86,000	621,593
#*Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,784,747
*Japan Carlit Co., Ltd.	59,800	347,223
JSP Corp.	100,100	1,650,748
#Kanto Denka Kogyo Co., Ltd.	186,000	1,586,702
Katakura Chikkarin Co., Ltd.	43,000	138,421
Kawakin Holdings Co., Ltd.	11,000	39,542
Kawasaki Kasei Chemicals, Ltd.	121,000	200,514
Koatsu Gas Kogyo Co., Ltd.	161,000	986,722
Kohsoku Corp.	62,800	581,280
Konishi Co., Ltd.	66,900	890,687
#Kumiai Chemical Industry Co., Ltd.	224,000	784,766
#Kureha Corp.	545,500	3,201,495
#Kurosaki Harima Corp.	210,000	871,793
Kyoei Steel, Ltd.	54,900	785,396
MEC Co., Ltd.	61,200	299,856
*Mitsubishi Paper Mills, Ltd.	1,094,000	1,349,383
Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,666,768
Mitsui Mining & Smelting Co., Ltd.	350,000	1,240,829
Mory Industries, Inc.	154,000	729,178
Nakabayashi Co., Ltd.	181,000	397,886
*Nakayama Steel Works, Ltd.	413,000	558,088
Neturen Co., Ltd.	145,200	1,286,063
Nichia Steel Works, Ltd.	175,900	467,440
Nihon Kagaku Sangyo Co., Ltd.	79,000	686,843
#Nihon Nohyaku Co., Ltd.	216,000	1,191,544
Nihon Parkerizing Co., Ltd.	230,000	3,224,507
#Nihon Seiko Co., Ltd.	18,000	74,969
Nihon Yamamura Glass Co., Ltd.	360,000	1,057,852
#*Nippon Carbide Industries Co., Inc.	201,000	585,869
Nippon Chemical Industrial Co., Ltd.	281,000	821,338
Nippon Chutetsukan K.K.	50,000	75,485
Nippon Chuzo K.K.	111,000	130,132
Nippon Coke & Engineering Co., Ltd.	813,500	1,701,908
#Nippon Concrete Industries Co., Ltd.	157,000	287,116

1269

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Nippon Denko Co., Ltd.	372,000	$2,790,040
Nippon Fine Chemical Co., Ltd.	85,600	566,411
#Nippon Kasei Chemical Co., Ltd.	355,000	940,402
#*Nippon Kinzoku Co., Ltd.	222,000	463,133
*Nippon Koshuha Steel Co., Ltd.	366,000	450,828
*Nippon Light Metal Co., Ltd.	1,739,000	3,677,395
#*Nippon Metal Industry Co., Ltd.	556,000	706,320
Nippon Paint Co., Ltd.	313,200	2,431,833
Nippon Pigment Co., Ltd.	43,000	148,233
Nippon Pillar Packing Co., Ltd.	83,000	717,382
Nippon Soda Co., Ltd.	515,000	2,455,133
Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,625,978
Nippon Valqua Industries, Ltd.	313,000	1,007,480
#*Nippon Yakin Kogyo Co., Ltd.	395,500	1,155,227
Nittetsu Mining Co., Ltd.	273,000	1,422,051
Nitto FC Co., Ltd.	72,000	408,215
#NOF Corp.	673,000	3,519,309
Okabe Co., Ltd.	186,900	930,792
Okamoto Industries, Inc.	384,000	1,533,166
Okura Industrial Co., Ltd.	211,000	695,795
#Osaka Organic Chemical Industry, Ltd.	66,000	459,351
Osaka Steel Co., Ltd.	73,900	1,212,063
#Osaka Titanium Technologies Co., Ltd.	13,900	808,570
Pacific Metals Co., Ltd.	341,000	2,923,606
Pack Corp. (The)	66,200	1,119,563
Riken Technos Corp.	197,000	736,239
*S Science Co., Ltd.	2,823,000	68,787
#S.T. Chemical Co., Ltd.	78,500	916,859
Sakai Chemical Industry Co., Ltd.	355,000	1,871,973
Sakata INX Corp.	208,000	1,088,173
Sanyo Chemical Industries, Ltd.	292,000	2,415,829
#Sanyo Special Steel Co., Ltd.	459,300	2,847,712
Sekisui Plastics Co., Ltd.	209,000	965,322
Shikoku Chemicals Corp.	177,000	1,041,406
Shinagawa Refractories Co., Ltd.	224,000	761,392
Shin-Etsu Polymer Co., Ltd.	214,700	1,396,443
Shinko Wire Co., Ltd.	185,000	315,293
Somar Corp.	43,000	114,951
Stella Chemifa Corp.	40,800	1,890,420
Sumitomo Bakelite Co., Ltd.	441,000	2,614,480
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,584,199
Sumitomo Osaka Cement Co., Ltd.	1,274,000	2,812,809
Sumitomo Pipe & Tube Co., Ltd.	108,100	812,217
Sumitomo Seika Chemicals Co., Ltd.	214,000	984,758
T. Hasegawa Co., Ltd.	116,800	1,857,564
#*Taiheiyo Cement Corp.	2,740,000	3,545,809
#Taisei Lamick Co., Ltd.	18,500	533,754
#Taiyo Holdings Co., Ltd.	55,000	1,834,082
Takasago International Corp.	339,000	2,205,209
Takiron Co., Ltd.	202,000	734,083
#Tayca Corp.	151,000	634,671
Tenma Corp.	87,000	919,621
#*Titan Kogyo K.K.	59,000	368,693
Toagosei Co., Ltd.	897,000	4,491,013
#Toda Kogyo Corp.	155,000	1,703,871
#*Toho Titanium Co., Ltd.	77,300	2,204,831
Toho Zinc Co., Ltd.	425,000	2,132,971
Tokai Carbon Co., Ltd.	572,000	3,356,023
Tokushu Tokai Paper Co., Ltd.	501,580	1,168,823
Tokyo Ohka Kogyo Co., Ltd.	143,000	3,144,255
#Tokyo Rope Manufacturing Co., Ltd.	532,000	1,729,778

1270

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CONTINUED

	Shares	Value††
Materials — (Continued)
#*Tomoegawa Paper Co., Ltd.	125,000	$418,676
Tomoku Co., Ltd.	294,000	870,213
Topy Industries, Ltd.	737,000	2,080,191
Toyo Ink Manufacturing Co., Ltd.	591,000	3,073,394
Toyo Kohan Co., Ltd.	237,000	1,485,372
TYK Corp.	142,000	363,309
Ube Material Industries, Ltd.	266,000	826,533
Wood One Co., Ltd.	169,000	580,213
Yodogawa Steel Works, Ltd.	562,500	2,486,594
Yuki Gosei Kogyo Co., Ltd.	64,000	186,500
Yushiro Chemical Industry Co., Ltd.	51,000	848,847

Total Materials		175,892,763

Telecommunication Services — (0.0%)
#*Invoice, Inc.	38,630	701,578

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	652,850
Hokuriku Gas Co., Ltd.	99,000	277,757
Okinawa Electric Power Co., Ltd.	49,471	2,327,833
Saibu Gas Co., Ltd.	1,268,000	3,231,157
Shizuoka Gas Co., Ltd.	241,500	1,466,282
#Tokai Corp.	221,000	863,503

Total Utilities		8,819,382

TOTAL COMMON STOCKS		1,398,289,425

RIGHTS/WARRANTS — (0.0%)
*Oak Capital Corp. Warrants 11/30/11	55,735	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $2,115,000 FNMA 2.24%, 07/06/15, valued at $2,170,519) to be repurchased at $2,138,011	$2,138,000	2,138,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.5%)
§@DFA Short Term Investment Fund	163,213,773	163,213,773
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $684,589) to be repurchased at $671,170	$671	671,166

TOTAL SECURITIES LENDING COLLATERAL		163,884,939

TOTAL INVESTMENTS — (100.0%) (Cost $1,611,691,836)##		$1,564,312,364

1271

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$63,596	$333,565,746	—	$333,629,342
Consumer Staples	—	129,375,684	—	129,375,684
Energy	—	14,877,224	—	14,877,224
Financials	—	142,337,688	—	142,337,688
Health Care	—	59,999,205	—	59,999,205
Industrials	2,178,605	367,956,449	—	370,135,054
Information Technology	—	162,521,505	—	162,521,505
Materials	68,787	175,823,976	—	175,892,763
Telecommunication Services	—	701,578	—	701,578
Utilities	—	8,819,382	—	8,819,382
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	2,138,000	—	2,138,000
Securities Lending Collateral	—	163,884,939	—	163,884,939

TOTAL	$2,310,988	$1,562,001,376	—	$1,564,312,364

See accompanying Notes to Schedules of Investments.

1272

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.5%)
AUSTRALIA — (51.0%)
#*A-Cap Resources, Ltd.	291,802	$190,049
#*Acrux, Ltd.	200,081	711,121
*Adacel Technologies, Ltd.	89,249	29,468
#*Adamus Resources, Ltd.	1,337,620	931,289
*ADCorp Australia, Ltd.	18,782	3,738
Adelaide Brighton, Ltd.	1,781,776	5,951,582
*Aditya Birla Minerals, Ltd.	841,658	1,044,670
*ADX Energy, Ltd.	473,905	45,682
#*AED Oil, Ltd.	363,401	156,110
*Agenix, Ltd.	651,709	14,938
*Ainsworth Game Technology, Ltd.	290,243	79,192
#*AJ Lucas Group, Ltd.	320,999	797,630
#*Alchemia, Ltd.	724,903	506,728
#Alesco Corp., Ltd.	457,971	1,500,524
#*Alkane Resources, Ltd.	938,520	984,817
#*Alliance Resources, Ltd.	444,483	184,741
*Allied Gold, Ltd.	10,658	6,109
*Allied Medical, Ltd.	11,745	—
*Altium, Ltd.	30,000	5,185
#*Amadeus Energy, Ltd.	819,137	179,589
Amalgamated Holdings, Ltd.	462,247	2,832,382
Amcom Telecommunications, Ltd.	1,315,204	412,132
Ansell, Ltd.	473,632	6,219,665
#*Antares Energy, Ltd.	934,515	326,491
AP Eagers, Ltd.	43,887	547,156
APA Group, Ltd.	1,702,846	6,769,422
*Apex Minerals NL	1,895,791	41,564
#APN News & Media, Ltd.	1,520,163	2,627,858
#*Arafura Resources, Ltd.	868,864	1,124,846
#ARB Corp., Ltd.	324,213	2,416,008
Ariadne Australia, Ltd.	267,324	76,792
#Aristocrat Leisure, Ltd.	1,053,544	3,124,180
*Arturus Capital, Ltd.	86,152	5,312
#ASG Group, Ltd.	324,111	375,250
#*Aspire Mining, Ltd.	342,899	200,016
*Astron, Ltd.	87,221	215,628
#*Atlantic, Ltd.	83,113	131,074
#*Atlas Iron, Ltd.	1,560,110	4,992,751
#*Aurora Oil & Gas, Ltd.	807,370	2,456,098
Ausdrill, Ltd.	884,082	2,576,440
#*Ausenco, Ltd.	132,519	431,726
Austal, Ltd.	558,220	1,716,791
*Austar United Communications, Ltd.	2,751,397	2,654,586
Austbrokers Holdings, Ltd.	83,915	435,402
#Austereo Group, Ltd.	1,001,750	2,091,970
Austin Engineering, Ltd.	155,526	690,827
*Austpac Resources NL	1,052,545	52,378
#*Australian Agricultural Co., Ltd.	801,009	1,215,917
Australian Infrastructure Fund NL	3,018,033	5,722,663
Australian Pharmaceutical Industries, Ltd.	8,248,388	3,512,710
*Australian Worldwide Exploration, Ltd.	1,952,017	3,471,949
*Autodom, Ltd.	170,874	12,360
Automotive Holdings Group NL	437,431	1,096,232
*Autron Corporation, Ltd.	989,247	12,816
AVJennings, Ltd.	5,350,378	2,610,663
*Avoca Resources, Ltd.	656,313	1,934,051
*Azumah Resources, Ltd.	619,704	386,527
*Ballarat South Gold, Ltd.	1,996	17,950

1273

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CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Bandanna Energy, Ltd.	121,661	$175,798
#Bank of Queensland, Ltd.	245,085	2,419,017
#*Bannerman Resources, Ltd.	287,019	217,042
*BC Iron, Ltd.	243,697	796,299
Beach Petroleum, Ltd.	4,219,558	3,328,903
Bendigo Mining, Ltd.	92,075	16,542
#*Berkeley Resources, Ltd.	380,991	669,784
Beyond International, Ltd.	61,256	44,563
Billabong International, Ltd.	420,924	3,419,077
*Biota Holdings, Ltd.	931,131	1,187,818
*Bisalloy Steel Group, Ltd.	469,001	77,426
Blackmores, Ltd.	76,842	2,135,749
#*BMA Gold, Ltd.	1,256,151	363,455
Boart Longyear Group	1,686,718	7,333,937
*Boom Logistics, Ltd.	51,533	21,579
*Boulder Steel, Ltd.	1,667,795	180,504
*Bow Energy, Ltd.	777,002	906,494
Bradken, Ltd.	589,828	5,461,707
Breville Group, Ltd.	598,466	1,879,763
Brickworks, Ltd.	132,797	1,494,902
#*Brockman Resources, Ltd.	653,924	3,161,128
BSA, Ltd.	617,134	184,826
BT Investment Management, Ltd.	147,529	411,881
Cabcharge Australia, Ltd.	449,774	2,540,654
Calliden Group, Ltd.	633,393	151,328
#Campbell Brothers, Ltd.	298,873	11,714,877
Cape Lambert Iron Ore, Ltd.	35,404	21,593
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	9,987
#Cardno, Ltd.	288,741	1,721,610
#*Carnarvon Petroleum, Ltd.	3,731,313	1,531,083
*Carnegie Wave Energy, Ltd.	1,008,948	105,478
#Cash Converters International, Ltd.	1,180,931	869,304
#*Catalpa Resources, Ltd.	384,977	655,683
*CDS Technologies, Ltd.	13,276	—
#Cedar Woods Properties, Ltd.	105,205	430,404
Cellestis, Ltd.	387,333	928,876
*Cellnet Group, Ltd.	700,000	250,278
*Centaurus Metals, Ltd.	1,108,316	139,605
Centrebet International, Ltd.	43,159	70,356
*Centrex Metals, Ltd.	51,889	20,433
#*Ceramic Fuel Cells, Ltd.	2,622,070	364,761
*CGA Mining, Ltd.	9,176	25,413
#*Chalice Gold Mines, Ltd.	143,268	90,270
Challenger Financial Services Group, Ltd.	1,750,037	8,020,172
Chandler Macleod Group, Ltd.	88,156	37,412
*Chemeq, Ltd.	166,742	13,792
#*ChemGenex Pharmaceuticals, Ltd.	621,179	310,081
*ChemGenex Pharmaceuticals, Ltd. In Specie	115,291	2,872
*Chesser Resources, Ltd.	9,168	8,929
*Citigold Corp., Ltd.	3,765,806	413,851
Clarius Group, Ltd.	1,033,818	771,070
#*Clinuvel Pharmaceuticals, Ltd.	118,435	261,843
#Clough, Ltd.	1,462,308	1,090,448
Clover Corp., Ltd.	269,348	95,367
*CO2 Group, Ltd.	844,559	140,855
#*Coal of Africa, Ltd.	475,425	793,631
#*Coalspur Mines, Ltd.	953,101	1,847,568
*Cockatoo Coal, Ltd.	2,764,583	1,409,506
Codan, Ltd.	156,399	237,789
#Coffey International, Ltd.	587,435	591,235

1274

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Collection House, Ltd.	1,758,898	$1,195,416
*Comet Ridge, Ltd.	65,567	10,501
#ConnectEast Group, Ltd.	14,033,227	6,077,705
#*Conquest Mining, Ltd.	1,202,159	638,942
Consolidated Media Holdings, Ltd.	1,225,674	3,630,276
*Continental Coal, Ltd.	1,313,776	106,140
*Cooper Energy, Ltd.	290,197	112,522
Count Financial, Ltd.	798,391	1,005,543
Coventry Group, Ltd.	144,778	259,855
#Crane Group, Ltd.	356,412	3,550,780
#Credit Corp. Group, Ltd.	39,623	169,232
*Crescent Gold, Ltd.	1,874,760	196,816
*Crusader Resources, Ltd.	25,191	29,853
#CSG, Ltd.	574,628	774,148
#*CuDeco, Ltd.	399,317	1,384,074
*Cue Energy Resources, Ltd.	1,225,966	380,986
*Customers, Ltd.	477,130	850,853
Data#3, Ltd.	12,186	152,160
#David Jones, Ltd.	1,447,885	6,846,286
*Decmil Group, Ltd.	239,116	617,677
*Deep Yellow, Ltd.	449,690	145,888
Devine, Ltd.	2,006,856	550,456
#*Discovery Metals, Ltd.	1,249,162	1,495,170
Dominion Mining, Ltd.	382,377	1,109,624
Domino’s Pizza Enterprises, Ltd.	802	4,807
#Downer EDI, Ltd.	808,076	3,108,128
*Dragon Mining, Ltd.	166,510	274,836
*Drillsearch Energy, Ltd.	98,598	59,446
DUET Group, Ltd.	3,300,250	5,488,381
DuluxGroup, Ltd.	414,719	1,112,015
#DWS Advanced Business Solutions, Ltd.	191,897	271,304
#*Dyesol, Ltd.	346,813	241,087
#*Eastern Star Gas, Ltd.	3,104,121	2,478,483
*Elders, Ltd.	1,380,363	689,759
#*Elemental Minerals, Ltd.	25,725	42,636
*Elementos, Ltd.	1,039	418
*Ellect Holdings, Ltd.	482	1,729
*Ellex Medical Lasers, Ltd.	164,826	35,893
Emeco Holdings, Ltd.	1,603,833	1,760,512
Energy Resources of Australia, Ltd.	52,184	523,146
*Energy World Corp., Ltd.	3,752,842	1,776,814
Envestra, Ltd.	4,552,356	2,636,355
Envirozel, Ltd.	283,266	19,335
#*Equatorial Resources, Ltd.	25,798	85,638
Euroz, Ltd.	20,551	37,459
*Exco Resources, Ltd.	97,860	52,761
*Extract Resources, Ltd.	255,209	2,271,783
#Fantastic Holdings, Ltd.	355,613	779,298
*FAR, Ltd.	1,221,215	200,788
#*Ferraus, Ltd. (6724144)	161,418	141,094
*Ferraus, Ltd. (67241RR)	32,466	28,378
*Finbar Group, Ltd.	48,302	56,992
#FKP Property Group, Ltd.	1,590,485	1,263,129
Fleetwood Corp., Ltd.	257,179	3,573,462
FlexiGroup, Ltd.	597,372	875,408
#Flight Centre, Ltd.	192,954	4,522,897
#*Flinders Mines, Ltd.	6,798,057	1,297,177
*Focus Minerals, Ltd.	4,358,835	230,539
*Forest Enterprises Australia, Ltd.	2,849,173	127,771
Forge Group, Ltd.	236,028	1,269,186
#*Forte Energy NL	1,022,518	123,297

1275

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*FTD Corp., Ltd.	6,788	$203
G8 Education, Ltd.	11,837	11,254
#*Galaxy Resources, Ltd.	449,640	704,691
#Gazal Corp., Ltd.	104,542	220,865
*Geodynamics, Ltd.	1,015,653	344,681
#*Gindalbie Metals, Ltd.	1,817,381	2,427,669
#*Giralia Resources NL	625,030	2,965,825
*Gloucester Coal, Ltd.	11,669	150,911
*Golden Rim Resources, Ltd.	409,941	61,396
Goodman Fielder, Ltd.	4,868,801	6,121,311
Gowing Bros., Ltd.	92,437	221,273
#Graincorp, Ltd. Series A	634,518	4,771,010
#*Grange Resources, Ltd.	1,179,696	934,317
#*Great Southern, Ltd.	9,302,784	—
#*Greenland Minerals & Energy, Ltd.	554,501	610,379
#GUD Holdings, Ltd.	387,740	3,965,915
*Gujarat NRE Coking Coal, Ltd.	35,291	29,555
#*Gunns, Ltd.	2,872,620	1,658,222
GWA Group, Ltd.	973,932	3,158,191
Hastie Group, Ltd.	810,423	828,530
*Havilah Resources NL	258,836	168,087
#*HFA Holdings, Ltd.	674,005	208,854
HGL, Ltd.	108,137	153,252
#*Highlands Pacific, Ltd.	2,651,500	981,429
#Hills Holdings, Ltd.	936,401	1,738,211
*Horizon Oil, Ltd.	3,273,068	1,026,070
*Hutchison Telecommunications Australia, Ltd.	7,909,751	788,636
#*Icon Energy, Ltd.	641,396	124,992
IDT Australia, Ltd.	80,953	50,581
#iiNet, Ltd.	390,161	1,037,271
*Iluka Resources, Ltd.	694,542	5,902,847
*Imdex, Ltd.	812,684	1,551,651
IMF Australia, Ltd.	309,127	468,930
*IMX Resources, Ltd.	594,082	468,374
Independence Group NL	611,282	4,383,169
*Indo Mines, Ltd.	59,785	21,403
*Indophil Resources NL	1,738,038	1,444,024
*Industrea, Ltd.	1,343,402	1,765,333
#Infigen Energy, Ltd.	1,556,089	771,535
Infomedia, Ltd.	1,458,074	379,273
*Innamincka Petroleum, Ltd.	172,297	30,737
*Integra Mining, Ltd.	2,290,567	1,165,772
Integrated Research, Ltd.	261,513	82,326
#*Intrepid Mines, Ltd.	1,355,849	2,338,953
#Invocare, Ltd.	539,854	3,864,216
#IOOF Holdings, Ltd.	950,183	7,432,601
Iress Market Technology, Ltd.	362,582	3,251,939
#*Iron Ore Holdings, Ltd.	349,856	686,047
#*iSOFT Group, Ltd.	2,688,547	187,744
*Ivanhoe Australia, Ltd.	212,774	696,012
*Ixla, Ltd.	89,921	2,061
*Jabiru Metals, Ltd.	1,999,578	1,227,456
#JB Hi-Fi, Ltd.	382,182	7,035,835
#*Jupiter Mines, Ltd.	94,869	62,347
K&S Corp., Ltd.	197,068	444,157
*Kagara, Ltd.	1,628,074	1,253,031
#*Kangaroo Resources, Ltd.	1,638,444	238,970
*Karoon Gas Australia, Ltd.	667,086	5,002,735
#*Kimberley Metals, Ltd.	204,110	53,047
#*Kings Minerals NL	1,961,035	343,597
#Kingsgate Consolidated, Ltd.	409,970	3,808,089

1276

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Kingsrose Mining, Ltd.	354,335	$462,018
*Lednium, Ltd.	195,019	15,548
Lemarne Corp., Ltd.	25,882	103,209
#Linc Energy, Ltd.	1,125,898	2,789,816
*Liquefied Natural Gas, Ltd.	577,343	347,617
Lycopodium, Ltd.	56,126	305,650
*Lynas Corp., Ltd.	603,861	1,083,997
M2 Telecommunications Group, Ltd.	159,439	479,846
MacMahon Holdings, Ltd.	3,283,150	1,771,005
Macquarie Telecom Group, Ltd.	35,019	346,285
#*Magma Metals, Ltd.	240,771	121,062
*Manhattan Corp., Ltd.	7,972	11,186
*Mantra Resources, Ltd.	138,423	1,083,117
#*Marengo Mining, Ltd.	439,669	149,468
*Marion Energy, Ltd.	451,508	13,644
Maryborough Sugar Factory, Ltd.	6,582	22,118
*Matrix Composites & Engineering, Ltd.	21,807	146,453
MaxiTRANS Industries, Ltd.	942,578	248,449
*Mayne Pharma Group, Ltd.	26,268	23,528
*McGuigan Simeon Wines, Ltd.	2,238,544	740,744
#McMillan Shakespeare, Ltd.	217,612	1,816,317
#McPherson’s, Ltd.	303,441	956,859
Medusa Mining, Ltd.	406,960	2,713,030
#Melbourne IT, Ltd.	429,792	834,278
*MEO Australia, Ltd.	681,039	146,218
Mermaid Marine Australia, Ltd.	842,611	2,656,222
#*Mesoblast, Ltd.	166,288	959,779
*Metals X, Ltd.	92,133	29,233
*Metgasco, Ltd.	549,974	233,309
*Mikoh Corp., Ltd.	813,548	25,810
*Minara Resources, Ltd.	1,164,140	1,059,643
Mincor Resources NL	946,204	1,669,117
*Mineral Deposits, Ltd.	56,258	269,233
#Mineral Resources, Ltd.	371,021	4,398,752
*Mirabela Nickel, Ltd.	1,199,419	2,705,461
#*Molopo Energy, Ltd.	1,131,021	1,170,992
Monadelphous Group, Ltd.	302,955	5,858,011
*Morning Star Gold NL	261,692	109,548
Mortgage Choice, Ltd.	641,387	887,341
*Mount Gibson Iron, Ltd.	2,962,399	6,273,116
#*Murchison Metals, Ltd.	1,158,607	1,493,808
*Myer Holdings, Ltd.	1,239,219	4,505,972
*Namoi Cotton Cooperative, Ltd.	196,490	91,984
*Nanosonics, Ltd.	75,858	60,307
National Can Industries, Ltd.	97,017	125,204
Navitas, Ltd.	1,297,023	4,941,924
#*Neptune Marine Services, Ltd.	759,378	72,649
*Nexbis, Ltd.	580,630	53,122
*Nexus Energy, Ltd.	2,957,188	1,359,675
NIB Holdings, Ltd.	407,063	526,800
#*Nido Petroleum, Ltd.	6,093,154	637,919
#*Norfolk Group, Ltd.	262,898	321,287
*North Australian Diamonds, Ltd.	333,270	8,322
*Northern Energy Corp., Ltd.	136,245	234,853
#*Northern Iron, Ltd.	286,710	534,380
*Northern Star Resources, Ltd.	155,155	51,296
*Norton Gold Fields, Ltd.	276,468	46,676
*Novogen, Ltd.	391,119	101,196
NRW Holdings, Ltd.	478,081	1,160,489
#*Nucoal Resources NL	62,138	35,016
#*Nufarm, Ltd.	568,192	2,964,642

1277

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Oakton, Ltd.	378,695	$888,396
*Oilex, Ltd.	158,414	76,255
*Orbital Corp., Ltd.	49,264	17,042
#*Orocobre, Ltd.	257,530	873,555
#OrotonGroup, Ltd.	83,501	753,970
*Otto Energy, Ltd.	1,486,012	145,227
*Pacific Brands, Ltd.	4,412,120	4,575,268
#*Pacific Niugini, Ltd.	115,759	45,275
*Pan Pacific Petroleum NL	1,094,343	180,372
*PanAust, Ltd.	8,757,197	7,121,226
Panoramic Resources, Ltd.	901,883	2,114,905
*Paperlinx, Ltd.	2,771,649	1,247,481
Patties Foods, Ltd.	22,996	31,378
*Payce Consolidated, Ltd.	29,670	46,717
Peet, Ltd.	1,039,078	1,998,338
*Peninsula Energy, Ltd.	388,651	39,005
*Perilya, Ltd.	677,251	377,452
#Perpetual Trustees Australia, Ltd.	145,492	4,554,848
*Perseus Mining, Ltd.	1,507,597	4,290,179
*Pharmaxis, Ltd.	815,846	2,135,192
Photon Group, Ltd.	240,874	20,673
*Planet Gas, Ltd.	55,177	3,857
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	1,170,654	867,678
*Pluton Resources, Ltd.	66,175	67,495
PMP, Ltd.	1,813,797	1,635,829
*Port Bouvard, Ltd.	270,578	23,366
*Poseidon Nickel, Ltd.	425,525	91,309
#Premier Investments, Ltd.	198,655	1,221,494
#*Prima Biomed, Ltd.	1,575,197	362,071
#Primary Health Care, Ltd.	1,717,450	6,332,459
Prime Media Group, Ltd.	1,001,480	651,550
#*PrimeAg Australia, Ltd.	36,343	52,188
Probiotec, Ltd.	8,144	5,191
Programmed Maintenance Service, Ltd.	549,269	916,768
*QRxPharma, Ltd.	7,994	10,794
#*Quickstep Holdings, Ltd.	344,927	145,651
Ramelius Resources, Ltd.	402,699	389,305
RCR Tomlinson, Ltd.	1,082,680	1,530,831
#REA Group, Ltd.	196,899	2,341,408
#Reckon, Ltd.	174,385	430,851
#*Red Fork Energy, Ltd.	62,243	24,827
Redflex Holdings, Ltd.	377,855	847,411
#Reece Australia, Ltd.	238,457	5,239,784
*Reed Resources, Ltd.	172,044	101,447
#*Regis Resources, Ltd.	1,005,746	1,937,814
#Reject Shop, Ltd. (The)	112,300	1,521,027
#*Resolute Mining, Ltd.	1,442,710	1,895,897
*Resource & Investment NL	89,724	83,038
#*Resource Generation, Ltd.	267,695	157,117
#Retail Food Group, Ltd.	39,504	108,321
Reverse Corp., Ltd.	120,559	9,058
#*Rex Minerals, Ltd.	330,961	972,394
*RHG, Ltd.	461,509	465,585
#*Rialto Energy, Ltd.	201,564	134,471
Ridley Corp., Ltd.	1,283,068	1,626,377
*RiverCity Motorway Group, Ltd.	1,563,354	13,886
*Riversdale Mining, Ltd.	808,148	12,744,577
*Robust Resources, Ltd.	95,669	147,004
*Roc Oil Co., Ltd.	1,762,226	678,537
Rock Building Society, Ltd.	30,256	79,289

1278

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Ross Human Directions, Ltd.	138,330	$101,364
RP Data, Ltd.	10,477	17,239
*Runge, Ltd.	30,702	16,783
#Ruralco Holdings, Ltd.	88,146	247,905
#SAI Global, Ltd.	992,324	4,626,198
*Salinas Energy, Ltd.	637,362	136,311
#Salmat, Ltd.	690,131	3,295,070
#*Samson Oil & Gas, Ltd.	2,931,214	356,152
#*Sandfire Resources NL	376,205	2,660,003
#*Saracen Mineral Holdings, Ltd.	1,420,962	980,332
Schaffer Corp., Ltd.	33,766	129,477
SDI, Ltd.	169,883	34,477
Sedgman, Ltd.	247,705	530,551
#Seek, Ltd.	666,916	4,444,075
#Select Harvests, Ltd.	281,832	933,823
#Servcorp, Ltd.	307,866	980,275
*Service Stream, Ltd.	1,432,710	927,099
Seven Group Holdings, Ltd.	723,898	6,509,622
*Sigma Pharmaceuticals, Ltd.	4,862,235	2,169,755
#*Sihayo Gold, Ltd.	368,191	84,585
#*Silex System, Ltd.	509,958	2,823,042
#*Silver Lake Resources, Ltd.	538,117	1,011,932
#Sirtex Medical, Ltd.	218,417	1,230,019
#*Skilled Group, Ltd.	391,751	772,115
*Slater & Gordon, Ltd.	13,150	27,383
SMS Management & Technology, Ltd.	334,347	2,381,918
Southern Cross Electrical Engineering, Ltd.	16,785	17,778
Southern Cross Media Group, Ltd.	1,517,898	2,899,980
SP Ausnet, Ltd.	892,356	783,635
#SP Telemedia, Ltd.	1,407,243	2,043,270
Spark Infrastructure Group, Ltd.	4,454,005	5,095,556
#Specialty Fashion Group, Ltd.	815,222	1,031,360
Spotless Group, Ltd.	1,144,847	2,567,384
*St. Barbara, Ltd.	1,558,112	2,908,855
*Starpharma Holdings, Ltd.	652,875	578,736
Straits Resources, Ltd.	878,069	1,985,596
Structural Systems, Ltd.	138,772	110,243
Stuart Petroleum, Ltd.	169,387	120,949
STW Communications Group, Ltd.	770,830	866,909
*Sundance Energy Australia, Ltd.	220,980	180,085
*Sundance Resources, Ltd.	8,186,091	4,037,848
*Sunland Group, Ltd.	741,191	576,487
#Super Retail Group, Ltd.	832,879	5,431,255
#*Swick Mining Services, Ltd.	49,595	20,610
Symex Holdings, Ltd.	355,611	201,359
Talent2 International, Ltd.	474,826	712,680
*Talisman Mining, Ltd.	76,224	60,486
#*Tanami Gold NL	377,276	328,740
*Tap Oil, Ltd.	2,094,148	1,629,800
#Tassal Group, Ltd.	592,464	1,051,678
Technology One, Ltd.	1,332,269	1,305,506
Ten Network Holdings, Ltd.	3,318,272	4,654,929
*Teranga Gold Corp.	5	14
*Terramin Australia, Ltd.	155,209	67,567
*Texon Petroleum, Ltd.	114,601	81,728
TFS Corp., Ltd.	1,080,411	1,111,684
*Thakral Holdings Group, Ltd.	2,559,697	1,254,427
Thorn Group, Ltd.	317,062	669,456
#*Thundelarra Exploration, Ltd.	123,107	78,400
#*Tiger Resources, Ltd.	1,287,958	562,987
*TNG, Ltd.	207,823	11,367

1279

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Toro Energy, Ltd.	49,742	$6,984
Tower Australia Group, Ltd.	1,617,790	6,326,417
#Tox Free Solutions, Ltd.	355,104	813,436
Transfield Services, Ltd.	1,632,949	5,089,843
Transfield Services, Ltd. Infrastructure Fund	1,358,856	823,175
*Transpacific Industries Group, Ltd.	1,616,911	2,152,364
#*Troy Resources NL	346,695	1,201,825
#Trust Co., Ltd. (The)	82,756	547,805
#UGL, Ltd.	332,576	5,015,946
*Universal Resources, Ltd.	186,989	72,674
#*UXC, Ltd.	1,169,545	570,583
#*Venture Minerals, Ltd.	302,673	157,910
*Victoria Petroleum NL	468,953	176,825
*View Resources, Ltd.	64,168	166,263
*Village Roadshow, Ltd.	922,782	2,734,884
#*Virgin Blue Holdings, Ltd.	5,649,978	2,231,015
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,192	5,151
#Watpac, Ltd.	683,114	1,136,591
#*WDS, Ltd.	375,342	231,003
*Webfirm Group, Ltd.	32,162	5,476
#Webjet, Ltd.	373,212	907,996
*Webster, Ltd.	144,737	77,977
#West Australian Newspapers Holdings, Ltd.	756,808	4,694,769
#Western Areas NL	529,359	3,414,454
*Westgold Resources, Ltd.	42,135	12,844
#*White Energy Co., Ltd.	614,672	1,915,066
*White Rock Minerals, Ltd.	1,968	1,079
#WHK Group, Ltd.	1,202,433	1,256,270
#Wide Bay Australia, Ltd.	75,801	785,847
*WildHorse Energy, Ltd.	142,968	61,263
Willmott Forests, Ltd.	17,224	5,493
#*Windimurra Vanadium, Ltd.	537,429	91,048
#Wotif.com Holdings, Ltd.	477,282	2,022,651
*WPG Resources, Ltd.	178,688	157,844

TOTAL AUSTRALIA		582,122,069

HONG KONG — (19.3%)
*ABC Communications Holdings, Ltd.	726,000	86,006
Aeon Credit Service (Asia) Co., Ltd.	580,000	499,223
Aeon Stores Hong Kong Co., Ltd.	234,000	483,613
Alco Holdings, Ltd.	1,468,000	690,956
Allan International Holdings, Ltd.	720,000	367,413
Allied Group, Ltd.	683,200	2,544,121
Allied Properties, Ltd.	12,297,857	2,387,307
*Amax Holdings, Ltd.	1,650,000	29,099
*Apac Resources, Ltd.	12,080,000	770,396
*APT Satellite Holdings, Ltd.	850,000	325,105
#*Artel Solutions Group Holdings, Ltd.	7,885,000	293,490
*Artini China Co., Ltd.	2,530,000	159,642
Arts Optical International Holdings, Ltd.	730,000	333,067
Asia Commercial Holdings, Ltd.	655,200	29,534
Asia Financial Holdings, Ltd.	2,474,908	1,138,040
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,665,348
Asia Standard Hotel Group, Ltd.	13,607,218	1,123,051
Asia Standard International Group, Ltd.	14,555,281	3,711,480
*Asia TeleMedia, Ltd.	2,832,000	36,323
*Associated International Hotels, Ltd.	954,000	2,129,400
Aupu Group Holding Co., Ltd.	2,504,000	361,319
Automated Systems Holdings, Ltd.	394,000	83,890
Bauhaus International Holdings, Ltd.	662,000	268,612
*Beijing Enterprises Water Group, Ltd.	655,779	259,079

1280

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Bel Global Resources Holdings, Ltd.	2,576,000	$49,123
#*Bio-Dynamic Group, Ltd.	2,544,000	391,750
*Birmingham International Holdings, Ltd.	5,828,000	173,259
#*Bonjour Holdings, Ltd.	4,128,000	744,050
Bossini International Holdings, Ltd.	3,871,500	443,900
#*Burwill Holdings, Ltd.	7,782,960	520,187
C C Land Holdings, Ltd.	5,233,000	1,915,594
#Cafe de Coral Holdings, Ltd.	864,000	2,071,419
*Capital Estate, Ltd.	4,411,000	238,778
*Capital Publications, Ltd.	20,847,170	451,327
CASH Financial Services Group, Ltd.	597,825	33,979
Celestial Asia Securities Holdings, Ltd.	5,709,720	446,025
#Century City International Holdings, Ltd.	5,171,460	398,816
Century Sunshine Group Holdings, Ltd.	3,655,000	131,615
Champion Technology Holdings, Ltd.	13,459,777	283,528
Chen Hsong Holdings, Ltd.	816,000	474,894
Cheuk Nang Holdings, Ltd.	225,612	95,715
Chevalier International Holdings, Ltd.	733,482	895,195
Chevalier Pacific Holdings, Ltd.	5,732,500	209,983
*China Best Group Holding, Ltd.	3,721,400	63,101
*China Boon Holdings, Ltd.	4,700,000	241,708
*China Digicontent Co., Ltd.	2,710,000	3,476
*China Digital Licensing Group, Ltd.	1,760,000	120,097
*China Electronics Corp. Holdings Co., Ltd.	2,888,250	346,727
*China Energy Development Holdings, Ltd.	17,028,000	941,158
*China Flavors & Fragrances Co., Ltd.	138,711	34,945
*China Glass Holdings, Ltd.	280,000	250,009
*China Infrastructure Investment, Ltd.	8,680,000	357,237
*China Investments Holdings, Ltd.	210,000	6,483
*China LotSynergy Holdings, Ltd.	164,072	7,082
*China Mandarin Holdings, Ltd.	3,086,400	130,417
China Metal International Holdings, Ltd.	2,582,000	854,455
*China Motion Telecom International, Ltd.	5,080,000	97,735
China Motor Bus Co., Ltd.	70,200	675,385
*China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	93,537
*China Pipe Group, Ltd.	100,000	502
#*China Public Procurement, Ltd.	5,352,000	466,785
*China Renji Medical Group, Ltd.	12,784,000	98,381
*China Solar Energy Holdings, Ltd.	15,590,000	245,278
*China Sonangol Resources Enterprise, Ltd.	330,000	64,138
*China Strategic Holdings, Ltd.	8,030,000	256,653
China Sunshine Paper Holdings Co., Ltd.	1,072,578	295,764
China Taisan Technology Group Holdings, Ltd.	545,000	79,438
#*China Timber Resources Group, Ltd.	22,800,000	1,245,131
China Ting Group Holdings, Ltd.	1,517,151	244,243
#*China WindPower Group, Ltd.	13,830,000	1,333,950
*China Yunnan Tin Minerals Group Co., Ltd.	8,620,000	117,848
China-Hongkong Photo Products Holdings, Ltd.	2,123,000	263,899
*Chinasoft International, Ltd.	2,620,000	646,938
*ChinaVision Media Group, Ltd.	4,320,000	339,687
Chinney Investments, Ltd.	1,144,000	189,184
Chong Hing Bank, Ltd.	880,000	2,567,910
Chow Sang Sang Holdings, Ltd.	1,167,680	2,450,456
Chu Kong Shipping Development Co., Ltd.	2,068,000	513,113
*Chuang’s China Investments, Ltd.	1,911,000	142,981
Chuang’s Consortium International, Ltd.	3,676,317	531,382
Chun Wo Development Holdings, Ltd.	2,002,926	160,074
#Citic 1616 Holdings, Ltd.	4,173,000	1,305,948
*City e-Solutions, Ltd.	186,000	21,602
#City Telecom, Ltd.	1,430,751	993,662
*CK Life Sciences International Holdings, Inc.	10,100,000	780,112

1281

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Climax International Co., Ltd.	40,700	$130
*CNT Group, Ltd.	8,315,264	381,016
COL Capital, Ltd.	2,725,840	443,768
Computer & Technologies Holdings, Ltd.	432,000	98,763
Continental Holdings, Ltd.	5,148,250	107,043
Convenience Retail Asia, Ltd.	64,000	24,674
*Cosmos Machinery Enterprises, Ltd.	1,616,400	222,778
Cosway Corp., Ltd.	550,000	68,839
*CP Lotus Corp.	10,260,000	401,716
CP Pokphand Co., Ltd.	174,233	23,564
Cross-Harbour Holdings, Ltd. (The)	657,520	579,155
*CSI Properties, Ltd.	18,589,625	544,179
*CST Mining Group, Ltd.	78,008,000	2,299,595
*Culture Landmark Investment, Ltd.	10,196,000	250,135
*Dah Chong Hong Holdings, Ltd.	337,000	320,452
Dah Sing Banking Group, Ltd.	1,071,840	1,897,365
#Dah Sing Financial Holdings, Ltd.	350,550	2,460,653
*Daisho Microline Holdings, Ltd.	752,000	63,130
*Dan Form Holdings Co., Ltd.	3,427,260	428,127
*DBA Telecommunication Asia Holdings, Ltd.	1,396,000	295,120
#*Dejin Resources Group Co., Ltd.	14,674,000	585,413
Dickson Concepts International, Ltd.	849,000	664,291
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	14,101
*Dragonite International, Ltd.	330,000	10,218
DVN Holdings, Ltd.	2,183,000	143,532
*Dynamic Energy Holdings, Ltd.	3,980,000	277,433
Dynamic Holdings, Ltd.	374,000	77,202
Eagle Nice International Holdings, Ltd.	1,078,000	304,989
EcoGreen Fine Chemicals Group, Ltd.	1,112,000	425,664
*Eforce Holdings, Ltd.	5,402,000	63,307
*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	55,494
Emperor Capital Group, Ltd.	749,672	60,904
Emperor Entertainment Hotel, Ltd.	2,440,000	591,744
Emperor International Holdings, Ltd.	5,266,768	1,066,371
#*Emperor Watch & Jewellery, Ltd.	8,200,000	1,205,127
#*ENM Holdings, Ltd.	15,112,000	1,545,504
*EPI Holdings, Ltd.	30,923,158	214,836
*eSun Holdings, Ltd.	944,000	227,880
#EVA Precision Industrial Holdings, Ltd.	2,284,000	1,984,230
*Ezcom Holdings, Ltd.	72,576	447
Fairwood, Ltd.	316,600	442,961
Far East Consortium International, Ltd.	4,138,766	1,076,128
*Far East Technology International, Ltd.	179,520	17,729
*First Natural Foods Holdings, Ltd.	2,365,000	—
*Fong’s Industries Co., Ltd.	440,000	297,304
*Foundation Group, Ltd.	2,350,000	35,265
*Fountain SET Holdings, Ltd.	1,366,000	259,061
Four Seas Mercantile Holdings, Ltd.	592,000	174,808
*Frasers Property China, Ltd.	16,477,000	434,957
*Freeman Corp., Ltd.	4,035,000	163,197
#Fubon Bank Hong Kong, Ltd.	1,440,000	912,625
*Fujian Holdings, Ltd.	117,800	7,164
Fujikon Industrial Holdings, Ltd.	912,000	192,032
*Genting Hong Kong, Ltd.	20,000	9,241
Get Nice Holdings, Ltd.	11,372,000	822,822
Giordano International, Ltd.	6,824,000	4,060,492
*Global Green Tech Group, Ltd.	4,876,000	52,676
*Global Tech Holdings, Ltd.	5,612,000	43,319
Glorious Sun Enterprises, Ltd.	2,526,000	1,091,728
Gold Peak Industries Holding, Ltd.	3,176,642	450,328

1282

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#*Golden Resorts Group, Ltd.	20,286,000	$1,170,690
Golden Resources Development International, Ltd.	3,330,500	236,159
Goldin Financial Holdings, Ltd.	480,000	49,431
*Goldin Properties Holdings, Ltd.	2,002,000	1,168,103
Golik Holdings, Ltd.	250,500	39,627
*Good Fellow Resources Holdings, Ltd.	1,670,000	143,280
*GR Vietnam Holdings, Ltd.	620,000	10,356
*Grande Holdings, Ltd.	882,000	58,232
Great Eagle Holdings, Ltd.	885,499	2,969,823
*G-Resources Group, Ltd.	41,649,000	3,166,903
*Group Sense International, Ltd.	2,448,000	74,437
Guangnan Holdings, Ltd.	2,093,600	518,170
*Guojin Resources Holdings, Ltd.	2,334,000	72,974
Haitong International Securities Group, Ltd.	1,089,586	781,196
*Hang Fung Gold Technology, Ltd.	1,972,482	—
Hang Ten Group Holdings, Ltd.	2,254,000	538,307
*Hannstar Board International Holdings, Ltd.	1,446,000	212,482
Hanny Holdings, Ltd.	831,089	32,512
*Hans Energy Co., Ltd.	7,556,000	252,113
Harbour Centre Development, Ltd.	889,500	1,236,162
Henderson Investment, Ltd.	4,187,000	404,221
High Fashion International, Ltd.	268,000	103,230
HKR International, Ltd.	2,385,536	1,499,844
Hon Kwok Land Investment Co., Ltd.	280,800	113,785
*Hong Fok Land, Ltd.	1,210,000	1,552
Hong Kong & Shanghai Hotels, Ltd.	15,294	26,867
*Hong Kong Catering Management, Ltd.	542,796	111,223
Hong Kong Ferry Holdings, Ltd.	809,300	782,981
Hong Kong Food Investment Holdings, Ltd.	202,184	32,167
Hong Kong Resources Holdings Co., Ltd.	5,257,450	610,627
*Hongkong Chinese, Ltd.	4,482,000	966,792
Hop Fung Group Holdings, Ltd.	888,000	132,303
Hsin Chong Construction Group, Ltd.	1,569,658	343,801
#Huafeng Group Holdings, Ltd.	6,997,325	332,889
Hung Hing Printing Group, Ltd.	1,188,000	517,941
*Huscoke Resources Holdings, Ltd.	9,364,000	481,092
*Hutchison Harbour Ring, Ltd.	9,038,000	1,159,352
*Hybrid Kinetic Group, Ltd.	14,884,000	333,950
*HyComm Wireless, Ltd.	89,090	32,068
*I-Cable Communications, Ltd.	531,000	64,993
*IDT International, Ltd.	6,240,183	174,461
*iOne Holdings, Ltd.	3,040,000	74,308
IPE Group, Ltd.	1,865,000	326,744
#IT, Ltd.	2,734,000	1,858,399
ITC Corp., Ltd.	893,645	49,978
*ITC Properties Group, Ltd.	3,672,747	879,502
*Jinhui Holdings, Ltd.	384,000	124,460
*Jiuzhou Development Co., Ltd.	2,558,000	237,241
*JLF Investment Co., Ltd.	3,123,500	290,338
Joyce Boutique Holdings, Ltd.	1,530,000	151,488
Junefield Department Store Group, Ltd.	384,000	43,507
#K Wah International Holdings, Ltd.	5,301,405	2,415,186
*Kam Hing International Holdings, Ltd.	1,662,000	320,364
Kantone Holdings, Ltd.	10,527,137	165,994
*Karl Thomson Holdings, Ltd.	1,188,000	105,518
Karrie International Holdings, Ltd.	1,383,600	108,426
Keck Seng Investments (Hong Kong), Ltd.	904,600	464,586
Kin Yat Holdings, Ltd.	586,000	234,141
King Fook Holdings, Ltd.	812,000	216,667
*King Pacific International Holdings, Ltd.	1,404,200	21,973
#*King Stone Energy Group, Ltd.	41,460,000	973,208

1283

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Kingmaker Footwear Holdings, Ltd.	1,476,955	$303,530
Kith Holdings, Ltd.	204,000	42,459
*Kiu Hung Energy Holdings, Ltd.	10,810,000	427,224
*Ko Yo Ecological Agrotech Group, Ltd.	14,920,000	420,464
*Kowloon Development Co., Ltd.	1,509,000	2,202,041
*KPI Co., Ltd.	954,000	55,062
*KTP Holdings, Ltd.	560,400	124,054
Kwoon Chung Bus Holdings, Ltd.	556,000	131,724
*Lai Sun Development Co., Ltd.	73,481,800	2,658,827
*Lai Sun Garment International, Ltd.	1,954,000	261,518
Lam Soon Hong Kong, Ltd.	302,310	299,204
Le Saunda Holdings, Ltd.	1,448,000	708,561
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,963
*Lee & Man Holdings, Ltd.	1,780,000	1,985,872
Lerado Group Holdings Co., Ltd.	1,742,000	318,296
Li Heng Chemical Fibre Technologies, Ltd.	1,528,000	240,943
*Lippo China Resources, Ltd.	2,890,000	109,864
Lippo, Ltd.	1,195,700	589,132
*Lisi Group Holdings, Ltd.	4,262,000	311,193
Liu Chong Hing Investment, Ltd.	733,200	1,102,238
*Longrun Tea Group Co., Ltd.	1,900,000	160,949
Luen Thai Holdings, Ltd.	1,345,000	147,082
Luk Fook Holdings International, Ltd.	1,166,000	3,638,304
#Luks Industrial Group, Ltd.	428,913	149,012
*Lung Cheong International Holdings, Ltd.	6,790,000	359,260
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	1,077,964
*Madex International Holdings, Ltd.	3,522,000	60,667
*Magnificent Estates, Ltd.	13,184,000	602,566
Mainland Headwear Holdings, Ltd.	765,600	118,296
Man Yue International Holdings, Ltd.	1,064,000	303,584
*Mascotte Holdings, Ltd.	1,800,000	124,910
Matrix Holdings, Ltd.	1,067,414	191,381
*Mei Ah Entertainment Group, Ltd.	11,040,000	232,607
Melbourne Enterprises, Ltd.	45,500	698,765
#Melco International Development, Ltd.	3,145,000	2,346,200
Midland Holdings, Ltd.	2,784,000	2,254,603
#*Ming Fai International Holdings, Ltd.	1,680,000	606,972
#*Ming Fung Jewellery Group, Ltd.	5,180,000	499,618
Miramar Hotel & Investment Co., Ltd.	772,000	957,498
Modern Beauty Salon Holdings, Ltd.	160,000	18,131
Nanyang Holdings, Ltd.	137,500	363,329
National Electronics Holdings, Ltd.	2,156,000	230,436
Natural Beauty Bio-Technology, Ltd.	4,310,000	1,025,393
#Neo-Neon Holdings, Ltd.	1,633,000	858,262
New Century Group Hong Kong, Ltd.	13,351,464	398,884
*New Focus Auto Tech Holdings, Ltd.	60,000	24,251
*New Smart Energy Group, Ltd.	2,650,000	26,338
#*New Times Energy Corp, Ltd.	19,074,000	466,035
Neway Group Holdings, Ltd.	21,930,000	804,193
*Newocean Green Energy Holdings, Ltd.	2,824,000	541,263
*Next Media, Ltd.	3,823,183	545,045
*Ngai Lik Industrial Holdings, Ltd.	2,522,000	45,851
*Norstar Founders Group, Ltd.	3,256,000	—
#*North Asia Resources Holdings, Ltd.	1,968,600	332,068
*Omnicorp, Ltd.	1,402,000	524,918
#*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	5,689,706	433,735
*Orient Power Holdings, Ltd.	804,000	19,387
Oriental Watch Holdings, Ltd.	901,000	463,419
#*Pacific Andes International Holdings, Ltd.	4,974,919	891,408
Pacific Basin Shipping, Ltd.	7,151,000	4,667,300
Pacific Century Premium Developments, Ltd.	4,160,000	781,822

1284

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Pacific Textile Holdings, Ltd.	1,543,000	$990,539
#Paliburg Holdings, Ltd.	2,198,830	843,708
Pan Asia Environmental Protection Group, Ltd.	1,258,432	247,529
Paul Y Engineering Group, Ltd.	77,759	6,367
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pearl Oriental Innovation, Ltd.	3,799,000	592,731
Pegasus International Holdings, Ltd.	226,000	35,470
*PetroAsian Energy Holdings, Ltd.	2,680,000	170,442
Phoenix Satellite Television Holdings, Ltd.	2,116,000	769,166
*Pico Far East Holdings, Ltd.	3,670,000	745,018
*PME Group, Ltd.	4,050,000	355,040
*PNG Resources Holdings, Ltd.	15,314,362	552,507
Pokfulam Development Co., Ltd.	234,000	228,787
*Polytec Asset Holdings, Ltd.	4,773,526	810,029
*Premium Land, Ltd.	4,950,000	102,461
#Public Financial Holdings, Ltd.	1,848,000	1,305,051
*PYI Corp., Ltd.	9,338,000	500,828
*Pyxis Group, Ltd.	1,936,000	42,213
*QPL International Holdings, Ltd.	992,000	44,694
Raymond Industrial, Ltd.	1,383,400	180,240
#Regal Hotels International Holdings, Ltd.	2,253,800	919,271
*Rising Development Holdings, Ltd.	2,278,000	472,530
Rivera Holdings, Ltd.	5,710,000	250,259
Roadshow Holdings, Ltd.	1,456,000	136,174
Royale Furniture Holdings, Ltd.	1,070,000	560,782
S.A.S. Dragon Holdings, Ltd.	1,440,000	370,469
#Sa Sa International Holdings, Ltd.	3,812,000	2,103,628
Safety Godown Co., Ltd.	408,000	322,520
Samling Global, Ltd.	4,202,000	330,437
*Samson Paper Holdings, Ltd.	1,800,000	146,805
*San Miguel Brewery Hong Kong, Ltd.	612,800	116,546
*Sanyuan Group, Ltd.	415,000	7,984
SEA Holdings, Ltd.	1,140,000	739,254
*Sewco International Holdings, Ltd.	2,536,000	330,878
*Sheng Yuan Holdings, Ltd.	150,000	14,461
#Shenyin Wanguo, Ltd.	1,212,500	546,400
*Shenzhen High-Tech Holdings, Ltd.	660,000	46,741
*Shougang Concord Grand Group, Ltd.	2,451,000	154,930
*Shougang Concord Technology Holdings, Ltd.	4,201,809	222,154
#Shui On Construction & Materials, Ltd.	1,104,000	1,526,440
*Shun Ho Resources Holdings, Ltd.	483,000	79,419
*Shun Ho Technology Holdings, Ltd.	1,037,452	170,196
#Shun Tak Holdings, Ltd.	3,879,941	2,425,301
Sing Tao News Corp., Ltd.	1,974,000	637,826
*Singamas Container Holdings, Ltd.	5,632,000	1,941,560
*Sino Dragon New Energy Holdings, Ltd.	3,744,000	630,216
*Sino Gas Group, Ltd.	4,980,000	195,645
*Sino Prosper State Gold Resources Holdings, Ltd.	8,170,000	417,622
*Sinocan Holdings, Ltd.	350,000	1,751
*Sinocop Resources Holdings, Ltd.	480,000	59,713
*Sino-Tech International Holdings, Ltd.	14,650,000	509,988
#*Sinotel Technologies, Ltd.	719,000	181,130
*SIS International Holdings, Ltd.	34,000	13,428
*Skyfame Realty Holdings, Ltd.	2,737,750	—
Smartone Telecommunications Holdings, Ltd.	1,248,500	3,465,605
*SMI Publishing Group, Ltd.	250,511	482
Solomon Systech International, Ltd.	6,312,000	393,937
South China (China), Ltd.	6,744,000	469,046
South China Financial Holdings, Ltd.	4,872,000	72,863
Southeast Asia Properties & Finance, Ltd.	289,891	78,099
*Starlight International Holdings, Ltd.	3,125,325	117,126

1285

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Stella International Holdings, Ltd.	664,574	$1,445,418
Styland Holdings, Ltd.	129,347	290
*Success Universe Group, Ltd.	5,552,000	470,312
Sun Hing Vision Group Holdings, Ltd.	358,000	158,262
Sun Hung Kai & Co., Ltd.	1,294,621	966,461
*Sun Innovation Holdings, Ltd.	9,575,655	320,549
*Sunway International Holdings, Ltd.	866,000	32,698
*Superb Summit International Timber Co., Ltd.	8,771,600	442,228
#*Sustainable Forest Holdings, Ltd.	7,980,000	401,272
SW Kingsway Capitol Holdings, Ltd.	5,042,000	188,129
Synergis Holdings, Ltd.	350,033	38,871
#*Tack Fat Group International, Ltd.	444,800	—
*Tack Hsin Holdings, Ltd.	838,000	488,398
Tai Cheung Holdings, Ltd.	1,824,000	1,469,735
Tai Sang Land Development, Ltd.	576,984	275,838
Tan Chong International, Ltd.	1,212,000	318,125
#Techtronic Industries Co., Ltd.	4,086,000	5,131,257
*Termbray Industries International (Holdings), Ltd.	2,304,900	270,121
Tern Properties Co., Ltd.	61,200	25,498
*Texhong Textile Group, Ltd.	1,872,000	1,753,124
Texwinca Holdings, Ltd.	1,954,000	2,121,200
*Theme International Holdings, Ltd.	2,990,000	229,540
*Tian Teck Land, Ltd.	1,076,000	925,930
#*Titan Petrochemicals Group, Ltd.	11,160,000	833,321
*Tom Group, Ltd.	970,000	140,636
*Tomorrow International Holdings, Ltd.	4,941,420	255,607
Tongda Group Holdings, Ltd.	10,120,000	613,319
Top Form International, Ltd.	2,760,000	248,272
*Topsearch International Holdings, Ltd.	3,860,000	183,094
*Town Health International Investments, Ltd.	1,027,165	184,424
*Tradelink Electronic Commerce, Ltd.	32,000	4,107
#Transport International Holdings, Ltd.	578,141	1,852,369
Tristate Holdings, Ltd.	188,000	69,562
*TSC Offshore Group, Ltd.	1,353,000	334,381
Tse Sui Luen Jewellery International, Ltd.	300,000	217,340
Tungtex Holdings Co., Ltd.	910,000	178,512
Tysan Holdings, Ltd.	1,040,773	200,835
*U-Right International Holdings, Ltd.	4,746,000	8,522
*Value Convergence Holdings, Ltd.	788,000	182,097
#Value Partners Group, Ltd.	1,461,000	1,424,697
Van Shung Chong Holdings, Ltd.	2,205,335	227,342
*Vantage International Holdings, Ltd.	2,778,000	384,907
Varitronix International, Ltd.	915,293	463,400
Vedan International Holdings, Ltd.	3,272,000	307,630
Veeko International Holdings, Ltd.	4,362,776	229,383
Victory City International Holdings, Ltd.	3,033,076	641,000
*Vision Values Holdings, Ltd.	281,400	11,886
*Vital Group Holdings, Ltd.	470,000	14,140
Vitasoy International Holdings, Ltd.	3,437,000	3,033,728
*Vongroup, Ltd.	10,865,000	106,621
*VST Holdings, Ltd.	2,060,000	754,519
Wah Ha Realty Co., Ltd.	278,600	115,058
#*Wah Nam International Holdings, Ltd.	1,352,000	215,300
Wai Kee Holdings, Ltd.	8,176,738	1,753,291
*Wai Yuen Tong Medicine Holdings, Ltd.	2,714,341	56,485
Wang On Group, Ltd.	8,435	177
*Warderly International Holdings, Ltd.	520,000	32,014
Water Oasis Group, Ltd.	1,632,000	251,764
Win Hanverky Holdings, Ltd.	1,712,000	257,920
*Winfoong International, Ltd.	1,331,000	30,624
*Wing Hing International Holdings, Ltd.	4,090,000	314,751

1286

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Wing On Co. International, Ltd.	781,000	$1,623,310
*Wing Tai Properties, Ltd.	1,957,331	813,486
*Winteam Pharmaceutical Group, Ltd.	3,652,000	685,822
Wong’s International (Holdings), Ltd.	737,641	182,750
Wong’s Kong King International Holdings, Ltd.	120,000	15,619
#Xingye Copper International Group, Ltd.	1,559,000	390,217
Y. T. Realty Group, Ltd.	865,000	237,951
Yangtzekiang Garment, Ltd.	606,500	170,045
Yau Lee Holdings, Ltd.	534,000	78,029
*Yeebo (International Holdings), Ltd.	340,000	61,900
YGM Trading, Ltd.	284,000	638,597
*Yueshou Environmental Holdings, Ltd.	510,800	6,722
Yugang International, Ltd.	96,156,000	1,014,049
Yunnan Enterprises Holdings, Ltd.	480,000	33,598
*ZZNode Technologies Co., Ltd.	3,600,000	393,651

TOTAL HONG KONG		220,256,460

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	4,214
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		4,214

NEW ZEALAND — (4.9%)
Abano Healthcare Group, Ltd.	26,266	101,753
#Air New Zealand, Ltd.	1,408,860	1,524,742
Auckland International Airport, Ltd.	1,355,191	2,347,516
Cavalier Corp., Ltd.	283,674	697,381
CDL Investments (New Zealand), Ltd.	395,965	85,310
Colonial Motor Co., Ltd.	148,846	275,371
Ebos Group, Ltd.	169,863	993,450
*Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,274,886
Fisher & Paykel Healthcare Corp., Ltd.	2,452,736	6,026,254
Freightways, Ltd.	717,330	1,803,289
Hallenstein Glasson Holdings, Ltd.	242,461	720,972
Hellaby Holdings, Ltd.	344,804	592,041
Infratil, Ltd.	2,114,735	3,066,192
Mainfreight, Ltd.	378,330	2,377,361
Methven, Ltd.	70,490	91,120
Michael Hill International, Ltd.	1,534,152	1,065,240
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	478,136
New Zealand Exchange, Ltd.	285,516	386,715
New Zealand Oil & Gas, Ltd.	1,810,156	1,188,157
New Zealand Refining Co., Ltd.	608,982	2,207,701
Northland Port Corp. (New Zealand), Ltd.	217,513	277,210
#Nuplex Industries, Ltd.	963,733	2,689,933
*Pike River Coal, Ltd.	490,805	—
Port of Tauranga, Ltd.	528,512	3,076,262
#Pumpkin Patch, Ltd.	606,913	666,599
Pyne Gould Corp., Ltd.	617,863	172,029
*Pyne Gould Guinness, Ltd.	1,576,514	657,139
*Rakon, Ltd.	191,186	174,353
Restaurant Brands New Zealand, Ltd.	369,175	707,311
*Richina Pacific, Ltd.	274,180	76,170
*Rubicon, Ltd.	1,113,829	941,240
#Ryman Healthcare, Ltd.	1,753,323	3,249,068
Sanford, Ltd.	393,618	1,519,859
Scott Technology, Ltd.	27,052	29,178
*Seafresh Fisheries, Ltd.	80,520	1,740
Skellerup Holdings, Ltd.	263,479	238,566
Sky City Entertainment Group, Ltd.	2,560,206	6,494,096
Sky Network Television, Ltd.	874,827	3,616,118

1287

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
South Port (New Zealand), Ltd.	30,744	$65,481
#Steel & Tube Holdings, Ltd.	393,011	699,491
*Tenon, Ltd.	19,132	17,664
Tourism Holdings, Ltd.	274,867	159,218
Tower, Ltd.	811,028	1,221,345
TrustPower, Ltd.	10,245	57,320
Vector, Ltd.	389,611	745,681
Warehouse Group, Ltd.	474,732	1,342,078

TOTAL NEW ZEALAND		56,198,736

SINGAPORE — (10.3%)
#*Abterra, Ltd.	233,800	241,590
*Addvalue Technologies, Ltd.	1,043,000	36,678
Advanced Holdings, Ltd.	691,000	141,669
#*AFP Properties, Ltd.	3,963,000	1,214,249
Allgreen Properties, Ltd.	2,637,000	2,258,622
Armstrong Industrial Corp., Ltd.	1,236,000	403,170
*Asia Environment Holdings, Ltd.	528,793	85,082
*Asia-Pacific Strategic Investments, Ltd.	141	182
*Asiasons Capital, Ltd.	938,000	165,421
*Asiatravel.com Holdings, Ltd.	17,879	6,128
ASL Marine Holdings, Ltd.	719,600	390,459
*A-Sonic Aerospace, Ltd.	437,996	20,658
Ausgroup, Ltd.	877,000	272,592
#Baker Technology, Ltd.	1,378,000	385,667
*Ban Joo & Co., Ltd.	1,654,000	77,338
*Banyan Tree Holdings, Ltd.	801,000	689,303
*Beng Kuang Marine, Ltd.	922,000	158,199
Best World International, Ltd.	221,500	49,508
Beyonics Technology, Ltd.	6,949,300	1,147,855
#*BH Global Marine, Ltd.	621,000	140,045
*Biosensors International Group, Ltd.	2,569,000	2,238,310
Bonvests Holdings, Ltd.	978,000	848,502
Boustead Singapore, Ltd.	532,000	450,308
Breadtalk Group, Ltd.	335,800	179,141
Broadway Industrial Group, Ltd.	461,000	349,876
*Brothers Holdings, Ltd.	504,628	74,675
#Bukit Sembawang Estates, Ltd.	390,003	1,454,402
*Bund Center Investment, Ltd.	1,696,000	299,548
CEI Contract Manufacturing, Ltd.	432,000	42,075
Cerebos Pacific, Ltd.	539,000	2,081,092
CH Offshore, Ltd.	1,393,400	529,929
*Changjiang Fertilizer Holdings, Ltd.	515	97
China Aviation Oil Singapore Corp., Ltd.	875,000	1,047,869
China Dairy Group, Ltd.	1,502,000	129,054
*China Energy, Ltd.	3,110,000	391,800
China Merchants Holdings Pacific, Ltd.	809,000	454,013
*China Sunsine Chemical Holdings, Ltd.	28,000	6,584
#China XLX Fertiliser, Ltd.	714,000	281,359
*Chip Eng Seng Corp., Ltd.	1,612,800	549,923
Chosen Holdings, Ltd.	1,202,000	150,911
*Chuan Hup Holdings, Ltd.	3,967,000	775,653
*Compact Metal Industries, Ltd.	643,000	5,026
#Creative Technology, Ltd.	257,350	770,407
CSC Holdings, Ltd.	1,829,000	223,353
*CSE Global, Ltd.	1,814,000	1,794,446
*CWT, Ltd.	891,700	834,921
Datapulse Technology, Ltd.	19,000	3,198
*Delong Holdings, Ltd.	1,361,000	589,764
*Digiland International, Ltd.	11,763,000	45,974
Eagle Brand Holdings, Ltd.	14,387,000	169,439

1288

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Ellipsiz, Ltd.	123,000	$13,507
EnGro Corp, Ltd.	354,000	243,502
*Enviro-Hub Holdings, Ltd.	1,445,666	124,909
*Etika International Holdings, Ltd.	179,000	60,554
Eu Yan Sang International, Ltd.	464,800	269,988
*Eucon Holdings, Ltd.	3,096,000	96,618
#*Ezion Holdings, Ltd.	1,281,000	675,965
#Ezra Holdings, Ltd.	1,974,000	2,553,266
F.J. Benjamin Holdings, Ltd.	1,146,000	360,411
#*Falcon Energy Group, Ltd.	1,007,000	348,887
*Federal International 2000, Ltd.	1,675,350	119,047
#First Resources, Ltd.	2,223,000	2,362,226
Food Empire Holdings, Ltd.	1,094,400	429,506
Fragrance Group, Ltd.	170,000	56,609
#Freight Links Express Holdings, Ltd.	4,140,737	226,249
*Fu Yu Corp., Ltd.	3,955,750	387,121
#*Gallant Venture, Ltd.	1,808,000	577,956
GK Goh Holdings, Ltd.	1,458,000	800,630
Global Yellow Pages, Ltd.	299,000	39,909
Goodpack, Ltd.	1,065,000	1,832,942
GP Batteries International, Ltd.	343,000	428,437
GP Industries, Ltd.	2,872,209	1,311,519
*Grand Banks Yachts, Ltd.	250,000	83,053
Guocoland, Ltd.	548,564	1,129,058
Healthway Medical Corp., Ltd.	2,944,480	346,815
Hersing Corp., Ltd.	1,285,000	275,540
Hiap Seng Engineering, Ltd.	584,000	285,906
#Hi-P International, Ltd.	1,152,000	1,004,294
Ho Bee Investment, Ltd.	965,000	1,115,171
*Hong Fok Corp., Ltd.	2,796,700	1,252,044
Hong Leong Asia, Ltd.	484,000	1,058,420
Hotel Grand Central, Ltd.	1,119,926	735,912
Hotel Properties, Ltd.	1,359,400	2,837,132
Hour Glass, Ltd.	622,744	504,126
#HTL International Holdings, Ltd.	1,063,843	535,583
*Huan Hsin Holdings, Ltd.	1,106,400	192,494
HupSteel, Ltd.	1,572,875	278,467
Hwa Hong Corp., Ltd.	2,279,000	1,009,700
#Hyflux, Ltd.	1,961,500	3,433,679
IFS Capital, Ltd.	421,080	176,748
*Informatics Education, Ltd.	1,928,000	196,606
InnoTek, Ltd.	719,000	324,888
Intraco, Ltd.	569,500	137,280
IPC Corp., Ltd.	724,000	79,071
Isetan (Singapore), Ltd.	122,500	320,781
Jadason Enterprises, Ltd.	728,000	54,581
*Jasper Investments, Ltd.	90,680	5,021
*Jaya Holdings, Ltd.	1,468,000	791,848
#*JES International Holdings, Ltd.	2,096,000	570,854
#*Jiutian Chemical Group, Ltd.	1,941,000	114,958
JK Yaming International Holdings, Ltd.	906,000	355,411
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
K1 Ventures, Ltd.	3,349,500	395,530
#Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,632,550
Khong Guan Flour Milling, Ltd.	38,000	44,457
Kian Ann Engineering, Ltd.	1,276,000	211,133
Kian Ho Bearings, Ltd.	781,500	116,648
Kim Eng Holdings, Ltd.	1,299,620	3,101,652
Koh Brothers Group, Ltd.	1,312,000	226,600
*KS Energy Services, Ltd.	683,682	574,520
*Lafe Corp., Ltd.	1,234,800	76,216

1289

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*LanTroVision (Singapore), Ltd.	5,028,750	$143,458
LC Development, Ltd.	2,449,504	279,441
Lee Kim Tah Holdings, Ltd.	1,600,000	726,462
Lion Asiapac, Ltd.	473,000	90,701
Lum Chang Holdings, Ltd.	1,042,030	245,463
M1, Ltd.	1,623,000	3,112,306
#*Manhattan Resources, Ltd.	784,000	767,256
*Manufacturing Integration Technology, Ltd.	264,000	29,857
#*Marco Polo Marine, Ltd.	608,000	195,976
Memstar Technology, Ltd.	1,114,000	57,096
Memtech International, Ltd.	1,322,000	156,224
#Mercator Lines Singapore, Ltd.	514,000	104,865
Metro Holdings, Ltd.	1,657,160	1,105,659
#Midas Holdings, Ltd.	1,954,000	1,423,129
*Mirach Energy, Ltd.	460,000	44,907
Miyoshi Precision, Ltd.	353,500	33,280
*Multi-Chem, Ltd.	1,263,000	157,363
Nera Telecommunications, Ltd.	1,125,000	329,796
New Toyo International Holdings, Ltd.	1,624,000	305,818
*Novo Group, Ltd.	55,500	21,715
NSL, Ltd.	414,000	460,478
#*Oceanus Group, Ltd.	3,565,000	824,541
*OKP Holdings, Ltd.	146,000	65,404
Orchard Parade Holdings, Ltd.	952,022	1,182,323
#OSIM International, Ltd.	964,000	1,174,413
*Ossia International, Ltd.	617,554	72,586
#*Otto Marine, Ltd.	2,451,000	628,096
Pan Pacific Hotels Group, Ltd.	1,669,500	2,102,581
*Pan-United Corp., Ltd.	2,006,000	842,553
PCI, Ltd.	575,000	209,781
*Penguin International, Ltd.	400,000	36,031
Pertama Holdings, Ltd.	459,750	165,498
#Petra Foods, Ltd.	881,000	1,109,096
Popular Holdings, Ltd.	2,763,650	390,271
PSC Corp., Ltd.	1,823,419	391,652
QAF, Ltd.	881,000	428,809
Qian Hu Corp., Ltd.	674,600	66,129
#*Raffles Education Corp., Ltd.	5,793,781	1,385,674
#Raffles Medical Group, Ltd.	569,000	963,557
Rotary Engineering, Ltd.	1,083,600	848,469
*Roxy-Pacific Holdings, Ltd.	214,000	76,411
San Teh, Ltd.	1,006,087	332,684
SBS Transit, Ltd.	953,500	1,576,588
*SC Global Developments, Ltd.	270,000	326,186
*Seroja Investments, Ltd.	17,767	4,620
Sim Lian Group, Ltd.	2,070,000	744,691
Sing Holdings, Ltd.	36,666	9,946
Sing Investments & Finance, Ltd.	198,450	258,051
Singapore Land, Ltd.	87,000	517,407
Singapore Post, Ltd.	3,225,120	2,980,589
Singapore Reinsurance Corp., Ltd.	1,514,530	337,408
Singapore Shipping Corp., Ltd.	1,689,000	330,960
Singapura Finance, Ltd.	174,062	220,618
*Sinomem Technology, Ltd.	416,000	168,861
*Sinostar PEC Holdings, Ltd.	160,000	23,273
Sinwa, Ltd.	388,500	68,951
*SMB United, Ltd.	1,224,000	225,428
#*Sound Global, Ltd.	1,432,000	835,142
Spice I2I, Ltd.	6,323,000	398,497
*Stamford Land Corp., Ltd.	2,803,000	1,385,210
Straco Corp., Ltd.	130,000	15,850

1290

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Sunningdale Tech, Ltd.	2,086,000	$305,979
*Sunvic Chemical Holdings, Ltd.	1,056,000	565,311
#Super Group, Ltd.	986,000	1,129,574
Superbowl Holdings, Ltd.	522,000	106,134
Superior Multi-Packaging, Ltd.	239,500	16,817
#*Swiber Holdings, Ltd.	1,032,000	771,926
*Swissco Holdings, Ltd.	579,000	157,178
#Tat Hong Holdings, Ltd.	1,054,800	762,224
#Technics Oil & Gas, Ltd.	413,000	318,565
Thakral Corp., Ltd.	6,028,000	139,750
Tiong Woon Corp. Holding, Ltd.	901,000	290,885
*Transcu Group, Ltd.	4,072,000	239,324
Trek 2000 International, Ltd.	973,000	325,430
Tuan Sing Holdings, Ltd.	927,000	218,262
#UMS Holdings, Ltd.	919,000	414,653
United Engineers, Ltd.	679,014	1,333,383
United Envirotech, Ltd.	822,000	294,649
United Industrial Corp., Ltd.	260,000	569,579
United Overseas Insurance, Ltd.	187,250	513,459
UOB-Kay Hian Holdings, Ltd.	1,427,400	2,024,292
*Venture Corp., Ltd.	292,000	2,216,228
Vicom, Ltd.	120,000	272,877
WBL Corp., Ltd.	597,000	1,959,447
#Wee Hur Holdings, Ltd.	616,000	246,357
#Wheelock Properties, Ltd.	1,147,000	1,706,918
Wing Tai Holdings, Ltd.	1,749,000	2,251,946
Xpress Holdings, Ltd.	3,079,000	144,397
YHI International, Ltd.	1,174,000	298,543
*Yoma Strategic Holdings, Ltd.	132,000	8,273
*Yongnam Holdings, Ltd.	2,983,000	657,192

TOTAL SINGAPORE		117,336,206

TOTAL COMMON STOCKS		975,917,685

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.0%)
*Elementos, Ltd. Rights 02/18/11	232	32
*IDT Australia, Ltd. Warrants 03/31/11	8,220	—
*Neptune Marine Services, Ltd. Rights 02/24/11	2,278,134	81,730

TOTAL AUSTRALIA		81,762

HONG KONG — (0.0%)
*Cheuk Nang Holdings, Ltd. Warrants 12/13/11	10,142	2,081
*Chun Wo Development Holdings, Ltd. Warrants 09/12/13	257,790	5,373
*Wang On Group, Ltd. Rights 02/15/11	67,480	623

TOTAL HONG KONG		8,077

SINGAPORE — (0.1%)
*AFP Properties, Ltd. Warrants 11/18/15	1,718,500	376,128
*Best World International, Ltd. Warrants 07/05/13	44,300	1,212
*Transcu Group, Ltd. Warrants 09/01/13	1,018,000	27,851

TOTAL SINGAPORE		405,191

TOTAL RIGHTS/WARRANTS		495,030

1291

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $1,200,000 FNMA 2.24%, 07/06/15, valued at $1,231,500) to be repurchased at $1,210,006	$1,210	$1,210,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§@DFA Short Term Investment Fund	159,303,879	159,303,879
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $4,105,022) to be repurchased at $4,024,556	$4,025	4,024,531

TOTAL SECURITIES LENDING COLLATERAL		163,328,410

TOTAL INVESTMENTS — (100.0%)
(Cost $916,159,338)##		$1,140,951,125

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$608,725	$581,513,344	—	$582,122,069
Hong Kong	402,502	219,853,958	—	220,256,460
Malaysia	—	4,214	—	4,214
New Zealand	65,481	56,133,255	—	56,198,736
Singapore	408,860	116,927,346	—	117,336,206
Rights/Warrants
Australia	—	81,762	—	81,762
Hong Kong	7,454	623	—	8,077
Singapore	405,191	—	—	405,191
Temporary Cash Investments	—	1,210,000	—	1,210,000
Securities Lending Collateral	—	163,328,410	—	163,328,410

TOTAL	$1,898,213	$1,139,052,912	—	$1,140,951,125

See accompanying Notes to Schedules of Investments.

1292

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (96.3%)
Consumer Discretionary — (21.0%)
4imprint Group P.L.C.	96,735	$398,744
*888 Holdings P.L.C.	87,404	65,454
Aegis Group P.L.C.	3,149,142	7,029,115
Aga Rangemaster Group P.L.C.	288,143	570,887
Arena Leisure P.L.C.	1,368,472	591,816
*Barratt Developments P.L.C.	2,314,069	3,415,180
Bellway P.L.C.	423,813	4,154,824
*Berkeley Group Holdings P.L.C. (The)	447,618	6,332,933
Bloomsbury Publishing P.L.C.	271,841	482,630
*Bovis Homes Group P.L.C.	506,207	3,546,268
#Carpetright P.L.C.	167,232	1,950,779
*Carphone Warehouse Group P.L.C.	506,951	3,273,321
Centaur Media P.L.C.	556,967	623,878
Chime Communications P.L.C.	210,455	897,262
*Chrysalis Group P.L.C.	107,232	273,542
Churchill China P.L.C.	30,000	156,273
*Cineworld Group P.L.C.	3,286	11,717
*Clinton Cards P.L.C.	740,506	308,578
Creston P.L.C.	5,389	7,297
Daily Mail & General Trust P.L.C. Series A	970,909	8,700,446
#*Debenhams P.L.C.	3,766,973	3,955,693
Dignity P.L.C.	214,913	2,235,839
*Dixons Retail P.L.C.	11,456,408	3,738,015
Domino’s Pizza UK & IRL P.L.C.	50,018	432,625
Dunelm Group P.L.C.	75,887	568,358
eaga P.L.C.	140,286	176,848
*Enterprise Inns P.L.C.	1,682,656	2,889,893
Euromoney Institutional Investor P.L.C.	305,175	3,389,552
*Findel P.L.C.	1,283,962	303,364
*Forminster P.L.C.	43,333	2,603
French Connection Group P.L.C.	373,475	414,128
Fuller Smith & Turner P.L.C.	129,026	1,287,252
Future P.L.C.	1,324,863	611,419
Game Group P.L.C.	1,441,697	1,551,177
Games Workshop Group P.L.C.	101,889	593,656
GKN P.L.C.	3,830,675	12,373,151
Greene King P.L.C.	795,136	6,013,972
Halfords Group P.L.C.	752,842	4,899,597
Haynes Publishing Group P.L.C.	14,703	54,488
Headlam Group P.L.C.	330,383	1,787,095
Henry Boot P.L.C.	426,786	730,585
#HMV Group P.L.C.	1,545,882	579,654
Holidaybreak P.L.C.	206,890	1,140,300
Home Retail Group P.L.C.	1,734,914	5,993,652
Hornby P.L.C.	154,220	302,597
*Howden Joinery Group P.L.C.	1,407,275	2,641,472
Huntsworth P.L.C.	809,019	1,039,384
*Inchcape P.L.C.	1,529,551	9,099,759
Informa P.L.C.	1,492,708	10,492,444
*ITV P.L.C.	6,035,176	7,500,559
JD Sports Fashion P.L.C.	120,013	1,602,259
JD Wetherspoon P.L.C.	437,012	3,108,325
*JJB Sports P.L.C.	1,560,131	112,715
John Menzies P.L.C.	244,534	1,772,610
*Johnston Press P.L.C.	507,412	85,026
Kesa Electricals P.L.C.	1,982,633	4,088,027
Ladbrokes P.L.C.	2,698,997	5,646,871
Laura Ashley Holdings P.L.C.	1,500,394	578,786

1293

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Lookers P.L.C.	1,037,969	$984,100
Marston’s P.L.C.	1,911,172	3,132,842
*Mecom Group P.L.C.	107,869	475,039
Millennium & Copthorne Hotels P.L.C.	612,514	5,682,401
*Mitchells & Butlers P.L.C.	869,640	4,794,654
Mothercare P.L.C.	324,479	2,797,495
N Brown Group P.L.C.	828,543	3,753,667
Pace P.L.C.	772,437	2,362,800
#*PartyGaming P.L.C.	666,311	2,033,225
*Pendragon P.L.C.	2,285,154	686,110
Persimmon P.L.C.	966,512	6,327,327
Pinewood Shepperton P.L.C.	182,105	419,826
*Punch Taverns P.L.C.	2,008,042	2,207,604
Rank Group P.L.C.	915,711	1,845,313
*Redrow P.L.C.	733,894	1,392,731
Restaurant Group P.L.C.	732,507	3,343,486
Rightmove P.L.C.	261,219	3,495,283
Smiths News P.L.C.	705,619	1,120,234
*Sportech P.L.C.	329,794	229,734
*Sports Direct International P.L.C.	467,999	1,242,816
St. Ives Group P.L.C.	436,379	659,697
*Stylo P.L.C.	64,096	4,877
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	6,802,469	3,771,912
Ted Baker P.L.C.	149,926	1,573,697
Thomas Cook Group P.L.C.	2,928,203	8,943,531
Topps Tiles P.L.C.	764,075	985,792
*Trinity Mirror P.L.C.	820,253	1,092,795
United Business Media P.L.C.	864,643	9,728,622
UTV Media P.L.C.	217,432	464,194
Vitec Group P.L.C. (The)	160,303	1,541,383
*Wagon P.L.C.	237,979	4,765
WH Smith P.LC.	588,205	4,359,396
Whitbread P.L.C.	103,235	2,866,643
William Hill P.L.C.	2,360,431	6,858,945
Wilmington Group P.L.C.	346,234	999,244
#*Yell Group P.L.C.	6,166,762	1,087,370

Total Consumer Discretionary		239,854,244

Consumer Staples — (4.2%)
#A.G. Barr P.L.C.	129,266	2,397,951
Anglo-Eastern Plantations P.L.C.	108,153	1,231,156
*Booker Group P.L.C.	174,765	161,305
Britvic P.L.C.	878,226	6,312,295
Cranswick P.L.C.	179,881	2,463,373
Dairy Crest Group P.L.C.	520,119	3,237,309
Devro P.L.C.	605,749	2,231,517
*European Home Retail P.L.C.	109,256	—
Fiberweb P.L.C.	275,865	432,635
Greggs P.L.C.	371,068	2,765,618
McBride P.L.C.	776,269	1,924,538
Northern Foods P.L.C.	1,842,840	2,204,663
*Premier Foods P.L.C.	6,733,215	2,291,248
PZ Cussons P.L.C.	1,287,639	7,477,339
R.E.A. Holdings P.L.C.	49,233	625,829
Robert Wiseman Dairies P.L.C.	221,312	1,205,311
Tate & Lyle P.L.C.	1,074,000	9,480,549
Thorntons P.L.C.	313,060	492,948
Young & Co.’s Brewery P.L.C.	40,000	320,369
Young & Co.’s Brewery P.L.C. Series A	20,936	209,467

Total Consumer Staples		47,465,420

1294

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (5.3%)
*Afren P.L.C.	3,198,836	$7,434,023
Anglo Pacific Group P.L.C.	426,647	2,290,781
*EnQuest P.L.C.	1,438,903	3,253,664
*Fortune Oil P.L.C.	5,889,851	998,434
*Hardy Oil & Gas P.L.C.	49,802	119,756
Heritage Oil P.L.C.	556,931	2,899,510
Hunting P.L.C.	439,386	5,483,520
James Fisher & Sons P.L.C.	170,822	1,398,872
JKX Oil & Gas P.L.C.	431,945	2,015,605
John Wood Group P.L.C.	1,071,070	9,368,495
Lamprell P.L.C.	157,534	746,638
Melrose Resources P.L.C.	336,039	1,260,077
*Premier Oil P.L.C.	391,707	12,717,715
*Salamander Energy P.L.C.	503,061	2,349,346
*Soco International P.L.C.	892,380	5,188,146
*UK Coal P.L.C.	889,073	641,039
Wellstream Holdings P.L.C.	213,033	2,675,014

Total Energy		60,840,635

Financials — (12.9%)
Aberdeen Asset Management P.L.C.	2,558,118	9,112,583
Amlin P.L.C.	1,762,700	11,009,629
Arbuthnot Banking Group P.L.C.	67,329	437,105
Ashmore Group P.L.C.	682,492	3,813,144
*BCB Holdings, Ltd.	5,979	6,225
Beazley P.L.C.	1,851,619	3,523,445
Brewin Dolphin Holdings P.L.C.	870,024	2,230,995
Brit Insurance Holdings NV	322,309	5,387,253
*Capital & Regional P.L.C.	814,788	478,876
Catlin Group, Ltd. P.L.C.	1,261,249	7,484,902
Charles Stanley Group P.L.C.	126,349	608,416
Charles Taylor Consulting P.L.C.	139,215	355,841
*Chaucer Holdings P.L.C.	778,423	626,031
Chesnara P.L.C.	220,433	896,969
Close Brothers Group P.L.C.	527,327	7,158,435
Collins Stewart P.L.C.	295,708	409,657
Daejan Holdings P.L.C.	33,135	1,394,631
Development Securities P.L.C.	460,015	1,546,926
*DTZ Holdings P.L.C.	224,770	144,389
Evolution Group P.L.C.	1,028,900	1,182,399
F&C Asset Management P.L.C.	1,380,851	1,903,671
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	13,101
*Hardy Underwriting Group P.L.C.	158,398	724,325
Hargreaves Lansdown P.L.C.	527,269	4,520,065
Helical Bar P.L.C.	373,868	1,681,189
#Henderson Group P.L.C.	2,936,019	7,191,203
Hiscox, Ltd. P.L.C.	1,517,006	9,132,769
IG Group Holdings P.L.C.	1,241,907	8,975,624
*Industrial & Commercial Holdings P.L.C.	5,000	120
Intermediate Capital Group P.L.C.	1,119,014	6,081,829
International Personal Finance P.L.C.	930,623	5,095,218
*IP Group P.L.C.	291,303	158,803
Jardine Lloyd Thompson Group P.L.C.	603,449	6,133,301
Lancashire Holdings, Ltd. P.L.C.	449,886	4,007,354
*Liontrust Asset Management P.L.C.	129,935	180,101
London Stock Exchange Group P.L.C.	525,999	7,121,069
LSL Property Services P.L.C.	134,125	549,250
*MWB Group Holdings P.L.C.	379,622	258,641
Novae Group P.L.C.	210,426	1,118,476
#Provident Financial P.L.C.	469,891	7,092,593

1295

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
*Puma Brandenburg, Ltd. Capital Shares	1,193,004	$147,006
*Puma Brandenburg, Ltd. Income Shares	1,193,004	76,770
*Quintain Estates & Development P.L.C.	639,532	398,853
Rathbone Brothers P.L.C.	159,131	2,925,902
*Rutland Trust P.L.C.	85,288	—
S&U P.L.C.	21,140	206,299
Savills P.L.C.	501,321	2,813,557
Shore Capital Group, Ltd. P.L.C.	1,193,004	497,829
St. James’s Place P.L.C.	718,698	3,486,632
St. Modwen Properties P.L.C.	591,267	1,572,945
Tullett Prebon P.L.C.	767,415	4,755,256
*Unite Group P.L.C.	192,038	623,809

Total Financials		147,251,411

Health Care — (1.6%)
#*Alizyme P.L.C.	660,805	42,340
*Antisoma P.L.C.	2,024,536	72,088
Assura Group, Ltd.	55,610	41,475
*Axis-Shield P.L.C.	223,338	1,092,844
Bioquell P.L.C.	90,893	172,150
*BTG P.L.C.	888,262	3,192,963
Consort Medical P.L.C.	116,271	959,455
Corin Group P.L.C.	126,637	99,386
Dechra Pharmaceuticals P.L.C.	208,950	1,703,902
Genus P.L.C.	159,433	2,275,690
Hikma Pharmaceuticals P.L.C.	442,876	5,702,732
Nestor Healthcare Group P.L.C.	443,850	781,985
*Oxford Biomedica P.L.C.	2,594,829	240,786
*Prostrakan Group P.L.C.	38,359	61,617
*Renovo Group P.L.C.	95,255	112,367
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	68,217
Synergy Health P.L.C.	47,337	672,215
*Vectura Group P.L.C.	1,241,696	1,621,651

Total Health Care		18,913,863

Industrials — (29.9%)
*AEA Technology Group P.L.C.	539,970	44,398
#Air Partner P.L.C.	37,086	283,360
Alumasc Group P.L.C.	124,366	284,857
Ashtead Group P.L.C.	2,014,292	5,348,068
*Autologic Holdings P.L.C.	80,000	29,154
*Avis Europe P.L.C.	42,037	155,146
Babcock International Group P.L.C.	1,286,052	11,888,233
Balfour Beatty P.L.C.	2,479,600	13,312,453
BBA Aviation P.L.C.	1,264,939	4,524,850
Berendsen P.L.C.	670,430	4,518,973
Bodycote P.L.C.	745,786	3,421,222
Braemar Shipping Services P.L.C.	81,108	645,839
Brammer P.L.C.	185,266	710,626
Bunzl P.L.C.	46,008	560,497
Camellia P.L.C.	2,437	392,092
Carillion P.L.C.	1,523,518	9,371,595
Carr’s Milling Industries P.L.C.	35,330	372,581
Castings P.L.C.	162,757	694,054
Charter International P.L.C.	614,873	7,954,539
Chemring Group P.L.C.	128,869	6,948,651
*Clarkson P.L.C.	64,187	1,171,214
Communisis P.L.C.	561,133	282,585
#Connaught P.L.C.	319,006	85,081
*Cookson Group P.L.C.	991,449	10,545,359
Costain Group P.L.C.	126,958	449,777

1296

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Danka Business Systems P.L.C.	1,029,605	$—
De La Rue P.L.C.	387,017	4,153,568
*easyJet P.L.C.	650,531	3,953,272
*Eleco P.L.C.	80,000	23,707
Fenner P.L.C.	671,987	3,702,552
Firstgroup P.L.C.	1,668,052	10,007,088
Forth Ports P.L.C.	175,092	3,820,682
Galliford Try P.L.C.	181,784	908,006
Go-Ahead Group P.L.C.	164,629	3,284,238
Hampson Industries P.L.C.	636,524	367,889
*Hansen Transmissions International NV	186,107	167,016
Hays P.L.C.	4,902,700	9,499,809
#*Helphire P.L.C.	1,050,597	245,213
Hogg Robinson Group P.L.C.	103,893	66,396
Homeserve P.L.C.	1,100,525	7,707,555
Hyder Consulting P.L.C.	168,297	1,159,707
IMI P.L.C.	1,191,221	16,604,943
*Impellam Group P.L.C.	35,258	110,305
*International Consolidated Airlines Group P.L.C.	92,560	379,365
Interserve P.L.C.	498,625	2,167,676
Intertek Group P.L.C.	539,854	15,019,995
Invensys P.L.C.	486,722	2,622,392
ITE Group P.L.C.	1,009,264	3,677,211
Keller Group P.L.C.	262,639	2,796,149
Kier Group P.L.C.	142,450	2,852,458
Latchways P.L.C.	41,288	703,579
Lavendon Group P.L.C.	484,732	732,547
Lincat Group P.L.C.	14,452	159,155
Low & Bonar P.L.C.	763,541	650,565
Management Consulting Group P.L.C.	1,150,534	554,247
*Mears Group P.L.C.	86,645	440,170
Meggitt P.L.C.	2,465,596	13,994,869
Melrose P.L.C.	1,717,816	8,671,361
Michael Page International P.L.C.	1,235,568	10,614,564
#Mitie Group P.L.C.	1,211,510	4,230,847
MJ Gleeson Group P.L.C.	195,875	372,959
Morgan Crucible Co. P.L.C.	1,187,140	5,167,311
Morgan Sindall P.L.C.	161,485	1,753,613
Mouchel Group P.L.C.	469,006	1,043,052
*National Express Group P.L.C.	1,546,006	6,062,195
*Northgate P.L.C.	357,756	1,679,212
PayPoint P.L.C.	89,092	525,858
PV Crystalox Solar P.L.C.	822,077	692,616
Qinetiq P.L.C.	2,180,065	4,620,561
Regus P.L.C.	3,178,152	5,139,781
*Rentokil Initial P.L.C.	3,558,906	5,705,576
Ricardo P.L.C.	217,815	1,208,781
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	387,999	1,917,658
ROK P.L.C.	723,316	214,348
Rotork P.L.C.	348,025	9,139,133
RPS Group P.L.C.	788,615	2,628,892
Senior P.L.C.	1,671,692	3,957,961
Severfield-Rowen P.L.C.	351,952	1,268,030
Shanks Group P.L.C.	1,694,562	3,154,644
*SIG P.L.C.	1,875,175	4,375,794
Smart (J) & Co. (Contractors) P.L.C.	22,500	156,785
Speedy Hire P.L.C.	488,300	225,592
Spirax-Sarco Engineering P.L.C.	301,608	8,745,710
Stagecoach Group P.L.C.	1,910,724	6,417,697
Sthree P.L.C.	299,337	1,780,900

1297

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#T Clarke P.L.C.	148,717	$222,954
Tarsus Group P.L.C.	212,372	483,534
#Travis Perkins P.L.C.	794,656	12,864,296
Tribal Group P.L.C.	132,810	91,174
*Trifast P.L.C.	359,985	271,339
UK Mail Group P.L.C.	198,089	971,969
Ultra Electronics Holdings P.L.C.	267,145	7,641,017
Umeco P.L.C.	196,406	1,452,580
*Volex Group P.L.C.	229,354	1,328,357
Vp P.L.C.	167,297	655,044
Weir Group P.L.C. (The)	301,903	7,664,879
Wincanton P.L.C.	479,763	1,146,476
WS Atkins P.L.C.	425,663	4,686,557
WSP Group P.L.C.	262,651	1,479,187
XP Power, Ltd. P.L.C.	73,546	1,632,672

Total Industrials		340,590,994

Information Technology — (10.9%)
Acal P.L.C.	104,729	500,638
Alphameric P.L.C.	127,141	47,831
*Alterian P.L.C.	179,139	602,268
Anite P.L.C.	1,166,924	1,206,950
Aveva Group P.L.C.	274,171	7,261,541
Computacenter P.L.C.	423,790	2,966,800
*CSR P.L.C.	636,726	3,942,501
Dialight P.L.C.	111,362	999,632
Diploma P.L.C.	455,202	2,104,227
Domino Printing Sciences P.L.C.	455,803	4,709,702
*E2V Technologies P.L.C.	252,397	445,832
Electrocomponents P.L.C.	1,576,293	6,591,384
Fidessa Group P.L.C.	129,875	3,203,549
Halma P.L.C.	1,461,044	7,907,441
*Imagination Technologies Group P.L.C.	882,944	5,101,252
*Innovation Group P.L.C.	3,208,091	821,848
Kewill P.L.C.	368,863	526,633
*Kofax P.L.C.	317,667	1,735,215
Laird P.L.C.	850,173	2,202,607
Logica P.L.C.	5,843,820	12,700,268
Micro Focus International P.L.C.	520,037	3,422,047
*Misys P.L.C.	1,833,430	9,966,547
*Moneysupermarket.com Group P.L.C.	125,063	178,722
Oxford Instruments P.L.C.	193,856	2,047,142
Phoenix IT Group, Ltd. P.L.C.	201,507	910,845
Premier Farnell P.L.C.	1,379,926	6,399,063
Psion P.L.C.	499,513	731,548
Renishaw P.L.C.	180,171	4,701,383
RM P.L.C.	363,499	981,008
*SDL P.L.C.	316,996	3,119,450
Spectris P.L.C.	490,382	10,615,053
Spirent Communications P.L.C.	2,461,978	5,463,157
*Telecity Group P.L.C.	473,987	3,718,940
TT electronics P.L.C.	602,855	1,742,796
#Vislink P.L.C.	588,460	196,545
*Wolfson Microelectronics P.L.C.	481,057	2,329,334
Xaar P.L.C.	251,590	942,413
Xchanging P.L.C.	677,924	1,231,494

Total Information Technology		124,275,606

Materials — (5.9%)
British Polythene Industries P.L.C.	102,332	416,915
Carclo P.L.C.	214,230	1,020,549

1298

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
*Centamin Egypt, Ltd.	732,596	$1,601,190
*Central Rand Gold, Ltd.	134,356	5,847
Croda International P.L.C.	484,717	11,539,738
DS Smith P.L.C.	1,591,931	5,136,193
Elementis P.L.C.	1,858,096	3,869,175
Ferrexpo P.L.C.	707,901	4,794,621
Filtrona P.L.C.	704,266	3,143,127
*Gem Diamonds, Ltd. P.L.C.	394,708	1,705,656
Hill & Smith Holdings P.L.C.	275,101	1,240,568
Hochschild Mining P.L.C.	444,979	3,451,885
*International Ferro Metals, Ltd.	159,161	54,305
*Inveresk P.L.C.	125,000	3,304
Marshalls P.L.C.	663,707	1,211,311
Mondi P.L.C.	1,078,021	8,793,242
Petropavlovsk P.L.C.	362,770	5,945,841
Porvair P.L.C.	146,460	288,601
#RPC Group P.L.C.	622,691	2,697,445
*Talvivaara Mining Co. P.L.C.	62,375	583,837
Victrex P.L.C.	321,880	7,427,715
Yule Catto & Co. P.L.C.	505,169	1,774,442
Zotefoams P.L.C.	96,852	225,734

Total Materials		66,931,241

Telecommunication Services — (2.1%)
Cable & Wireless Communications P.L.C.	8,706,366	6,438,303
Cable & Wireless Worldwide P.L.C.	5,755,193	6,522,220
*Colt Group SA	1,213,428	2,821,846
Kcom Group P.L.C.	2,504,455	2,305,901
TalkTalk Telecom Group P.L.C.	1,383,432	3,580,002
Telecom Plus P.L.C.	254,695	1,855,685

Total Telecommunication Services		23,523,957

Utilities — (2.5%)
Dee Valley Group P.L.C.	12,109	211,182
*Drax Group P.L.C.	1,309,926	8,126,135
Northumbrian Water Group P.L.C.	1,823,866	8,615,123
Pennon Group P.L.C.	1,238,787	11,951,381

Total Utilities		28,903,821

TOTAL COMMON STOCKS		1,098,551,192

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
REA Holdings P.L.C.	2,461	4,357

RIGHTS/WARRANTS — (0.0%)
*Assura Group, Ltd. Rights 02/15/11	4,449	107
*Management Consulting Group P.L.C. Warrants 12/31/11	52,718	6,756
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe P.L.C. Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS		6,863

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $370,000 FNMA 2.24%, 07/06/15 $379,713) to be repurchased at $370,002	370,000	370,000

1299

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (3.7%)
§@DFA Short Term Investment Fund	41,763,458	$41,763,458
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $461) to be repurchased at $452 .	$—	452

TOTAL SECURITIES LENDING COLLATERAL		41,763,910

TOTAL INVESTMENTS — (100.0%)
(Cost $996,519,897)##		$1,140,696,322

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$642,360	$239,211,884	—	$239,854,244
Consumer Staples	320,369	47,145,051	—	47,465,420
Energy	—	60,840,635	—	60,840,635
Financials	6,225	147,245,186	—	147,251,411
Health Care	—	18,913,863	—	18,913,863
Industrials	591,381	339,999,613	—	340,590,994
Information Technology	—	124,275,606	—	124,275,606
Materials	—	66,931,241	—	66,931,241
Telecommunication Services	—	23,523,957	—	23,523,957
Utilities	—	28,903,821	—	28,903,821
Preferred Stocks
Consumer Staples	—	4,357	—	4,357
Rights/Warrants	—	6,863	—	6,863
Temporary Cash Investments	—	370,000	—	370,000
Securities Lending Collateral	—	41,763,910	—	41,763,910

TOTAL	$1,560,335	$1,139,135,987	—	$1,140,696,322

See accompanying Notes to Schedules of Investments.

1300

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.4%)
AUSTRIA — (2.4%)
#Agrana Beteiligungs AG	17,197	$1,788,738
Andritz AG	112,592	9,602,430
#*A-TEC Industries AG	21,828	77,106
Austria Email AG	715	9,292
*Austria Technologie & Systemtechnik AG	12,904	279,750
*Austriamicrosystems AG	30,945	1,541,976
BKS Bank AG	3,120	78,173
#BWIN Interactive Entertainment AG	82,345	3,057,667
BWT AG	27,601	792,622
#*CA Immobilien Anlagen AG	130,641	2,157,395
CAT Oil AG	40,663	445,425
*EAG-Beteiligungs AG	1,650	5,992
#EVN AG	53,538	900,352
#Flughafen Wien AG	40,598	2,669,435
*Frauenthal Holding AG	12,084	179,673
*Intercell AG	104,732	1,447,545
Josef Manner & Co. AG	870	55,389
Kapsch TrafficCom AG	5,796	545,734
Lenzing AG	32,907	3,527,948
Mayr-Melnhof Karton AG	31,265	3,709,345
Oberbank AG	37,973	2,333,168
#Oesterreichischen Post AG	98,332	3,083,050
*Palfinger AG	45,976	1,722,184
#*Polytec Holding AG	10,369	87,671
*RHI AG	93,231	3,516,674
Rosenbauer International AG	11,816	621,651
*S&T System Integration & Technology Distribution AG	6,404	41,297
Schoeller-Bleckmann Oilfield Equipment AG	32,197	2,639,956
Semperit Holding AG	24,088	1,163,056
*Sparkassen Immobilien AG	58,185	405,119
Strabag SE	95,319	2,764,630
UBM Realitaetenentwicklung AG	1,440	57,669
#Uniqa Versicherungen AG	184,842	3,836,206
*Warimpex Finanz und Beteiligungs AG	10,047	34,181
*Wienerberger AG	212,513	4,393,972
Wolford AG	11,165	352,406
Zumtobel AG	78,928	2,300,042

TOTAL AUSTRIA		62,224,919

BELGIUM — (3.1%)
*Ablynx NV	19,271	206,915
Ackermans & van Haaren NV	81,854	7,024,678
*Agfa-Gevaert NV	491,805	2,186,552
*Arseus NV	14,226	221,312
*Atenor Group NV	236	10,657
Banque Nationale de Belgique SA	952	4,395,609
*Barco NV	53,143	3,704,727
Bekaert SA	74,520	7,458,394
Co.Br.Ha Societe Commerciale de Brasserie SA	115	261,245
Compagnie d’Entreprises SA	41,428	3,064,252
*Compagnie du Bois Sauvage SA	87	15
Compagnie Immobiliere de Belgique SA	10,535	444,772
Compagnie Maritime Belge SA	61,365	1,917,464
#*Deceuninck NV	247,412	653,792
#*Devgen NV	10,607	80,897
D’Ieteren SA	129,060	7,707,849
#Duvel Moorgat SA	8,799	908,093
Econocom Group SA	65,485	1,045,760

1301

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Elia System Operator SA NV	124,286	$4,963,347
Euronav SA	86,554	1,469,129
EVS Broadcast Equipment SA	16,542	1,013,389
Exmar NV	127,551	1,009,936
Floridienne SA	2,033	389,683
*Galapagos NV	38,107	607,223
Gimv NV	13,874	736,963
Hamon & Compagnie International SA	3,754	144,863
Henex SA	7,487	444,870
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	284,188
*Ion Beam Applications SA	74,962	929,134
Jensen-Group NV	12,030	174,465
Kinepolis Group NV	5,432	360,052
Lotus Bakeries NV	1,361	741,399
#Melexis NV	88,696	1,438,163
#Nyrstar NV	233,455	3,750,123
Omega Pharma SA	82,044	4,218,111
#*Option NV	38,430	31,967
*Picanol NV	16,620	257,463
*RealDolmen NV	6,066	133,304
Recticel SA	52,387	528,689
Resilux SA	4,095	335,876
Rosier SA	655	274,283
*Roularta Media Group NV	5,864	210,425
*SAPEC SA	3,531	241,642
Sioen Industries NV	52,140	511,370
Sipef NV	24,100	2,270,283
#*Spector Photo Group SA	11,235	9,850
*Systemat-Datarelay SA	26,232	192,050
Telenet Group Holding NV	148,890	5,858,254
Ter Beke NV	2,281	187,365
Tessenderlo Chemie NV	94,781	3,390,227
#*ThromboGenics NV	38,712	1,168,435
#*TiGenix NV	22,164	42,005
#Van de Velde NV	27,539	1,436,396
VPK Packaging Group SA	12,084	481,968

TOTAL BELGIUM		81,529,873

DENMARK — (2.6%)
*Aarhus Lokalbank A.S.	8,030	39,422
*Aktieselskabet Skjern Bank A.S.	3,276	99,135
#Alk-Abello A.S.	18,126	1,192,487
#*Alm. Brand A.S.	275,600	627,303
*Amagerbanken A.S.	647,900	419,354
Ambu A.S.	22,100	673,961
Arkil Holdings A.S. Series B	780	82,823
#Auriga Industries A.S. Series B	53,974	893,609
#*Bang & Olufsen Holdings A.S.	110,439	1,393,184
*Bavarian Nordic A.S.	29,869	1,440,738
#*BoConcept Holding A.S.	5,650	181,347
Brodrene Hartmann A.S. Series B	11,730	183,336
#*Brondbyernes IF Fodbold A.S. Series B	15,450	68,278
D/S Norden A.S.	81,294	2,759,689
#*Dalhoff, Larson & Horneman A.S. Series B	34,372	207,201
*Dantherm Holding A.S.	4,623	17,393
*DFDS A.S.	11,236	951,702
*DiBa Bank A.S.	2,300	25,284
*Djursland Bank A.S.	8,970	273,031
East Asiatic Co., Ltd. A.S.	52,687	1,612,243
F.E. Bording A.S.	600	52,677
*Fionia Holding A.S.	17,880	—

1302

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$359,738
*Genmab A.S.	113,251	1,315,548
*GN Store Nord A.S.	711,966	6,819,465
*GPV Industi A.S.	2,200	12,122
#*Greentech Energy Systems A.S.	155,360	482,712
*Gronlandsbanken A.S.	768	68,872
#*H&H International A.S. Series B	17,280	209,751
#Harboes Bryggeri A.S.	12,252	307,823
Hojgaard Holding A.S. Series B	2,750	85,970
#IC Companys A.S.	33,305	1,519,051
*Incentive A.S.	3,575	12,148
Jeudan A.S.	4,620	373,117
*Jyske Bank A.S.	87,656	3,940,238
*Lan & Spar Bank A.S.	5,150	256,747
*Lastas A.S. Series B	11,200	77,107
*Lollands Bank A.S.	750	25,308
#*Mols-Linien A.S.	27,490	171,224
#*NeuroSearch A.S.	69,661	1,109,455
#NKT Holding A.S.	84,628	4,933,565
*Nordjyske Bank A.S.	17,600	362,763
*Norresundby Bank A.S.	7,350	239,596
North Media A.S.	36,665	271,592
*Ostjydsk Bank A.S.	2,554	172,034
#*Parken Sport & Entertainment A.S.	32,936	669,175
Per Aarsleff A.S. Series B	5,975	477,765
*Ringkjoebing Landbobank A.S.	15,579	2,121,545
Roblon A.S. Series B	540	75,063
#Rockwool International A.S.	8,151	960,376
#*Royal Unibrew A.S.	31,222	1,980,772
*Salling Bank A.S.	430	25,613
*Sanistal A.S. Series B	296	3,047
Satair A.S.	10,207	653,856
Schouw & Co. A.S.	70,768	1,618,139
SimCorp A.S.	16,997	2,591,293
*Sjaelso Gruppen A.S.	62,941	147,044
*SKAKO A.S.	2,565	14,416
Solar Holdings A.S. Series B	12,665	1,015,187
*Spar Nord Bank A.S.	119,700	1,285,796
*Sparbank A.S.	10,930	163,095
*Sparekassen Faaborg A.S.	1,972	268,303
*Sydbank A.S.	231,033	6,671,763
Thrane & Thrane A.S.	13,593	646,557
Tivoli A.S.	969	594,366
#*TK Development A.S.	139,703	584,708
#*Topdanmark A.S.	50,027	7,225,385
#*TopoTarget A.S.	378,484	227,747
#*Torm A.S.	88,510	634,959
*Vestfyns Bank A.S.	680	70,503
*Vestjysk Bank A.S.	27,295	339,058

TOTAL DENMARK		67,385,674

FINLAND — (5.7%)
#Ahlstrom Oyj	12,089	261,305
#*Aldata Solutions Oyj	194,535	146,152
Alma Media Oyj	277,852	3,258,154
*Amanda Capital Oyj	67,120	166,698
Amer Sports Oyj Series A	326,751	4,576,162
Aspo Oyj	68,141	849,994
#Atria P.L.C.	13,181	158,587
Bank of Aland P.L.C.	17,663	461,548
BasWare Oyj	34,550	1,155,983

1303

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#*Biotie Therapies Corp. Oyj	265,590	$218,933
#Cargotec Oyj Series B	109,737	5,126,387
*Componenta Oyj	34,813	286,329
#Comptel P.L.C.	324,863	325,512
*Cramo Oyj	119,766	3,164,145
Digia P.L.C.	55,020	418,249
*Efore Oyj	114,965	163,870
*Elcoteq SE	3,041	5,368
*Elektrobit Corp. Oyj	2,476	2,446
Elisa Oyj	276,614	6,087,619
Etteplan Oyj	62,600	248,301
#*Finnair Oyj	224,232	1,535,484
*Finnlines Oyj	124,906	1,350,655
Fiskars Oyj Abp Series A	181,663	4,312,512
#F-Secure Oyj	444,369	1,351,135
*GeoSentric Oyj	244,900	3,353
*Glaston Oyj Abp	131,940	187,350
HKScan Oyj	77,449	827,165
Huhtamaki Oyj	345,189	5,005,506
Ilkka-Yhtyma Oyj	60,256	701,751
KCI Konecranes Oyj	232,703	9,769,725
#Kemira Oyj	294,454	4,589,452
Kesko Oyj	113,158	5,437,814
Laennen Tehtaat Oyj	18,920	461,998
Lassila & Tikanoja Oyj	117,954	2,242,764
*Lemminkainen Oyj	16,696	588,097
*M-Real Oyj Series B	1,549,706	6,868,188
Neo Industrial Oyj	16,652	180,800
Nokian Renkaat Oyj	83,303	3,002,519
Nordic Aluminium Oyj	10,440	415,775
Okmetic Oyj	54,904	423,370
Olvi Oyj Series A	31,354	1,444,847
Oriola-KD Oyj Series A	5,045	23,043
Oriola-KD Oyj Series B	256,906	1,135,027
Orion Oyj Series A	106,534	2,407,688
#Orion Oyj Series B	253,721	5,733,871
#Outokumpu Oyj	360,133	6,708,228
Outotec Oyj	41,373	2,321,036
PKC Group Oyj	48,390	1,007,001
Pohjola Bank P.L.C.	372,375	4,966,247
#Ponsse Oyj	22,814	349,890
#Poyry Oyj	179,728	2,194,454
Raisio P.L.C.	462,617	1,634,723
#Ramirent Oyj	299,709	4,143,378
Rapala VMC Oyj	113,258	1,110,045
*Rautaruukki Oyj Series K	238,627	5,955,200
*Raute Oyj Series A	10,390	161,508
#Ruukki Group Oyj	603,623	1,623,266
Sanoma Oyj	162,312	3,794,843
Scanfil Oyj	123,479	525,406
*SRV Group P.L.C.	2,974	27,565
Stockmann Oyj Abp Series A	43,914	1,634,466
#Stockmann Oyj Abp Series B	99,920	3,212,109
*Tecnomen Lifetree Oyj	2,061	1,778
Teleste Oyj	53,559	342,364
#Tieto Oyj	277,638	5,846,390
#*Tikkurila Oyj	62,217	1,346,742
*Trainers’ House P.L.C.	107,200	49,883
Tulikivi Oyj	79,440	134,887
Turkistuottajat Oyj	8,490	168,662
#Uponor Oyj Series A	206,241	3,586,860

1304

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Vacon Oyj	42,777	$2,284,908
Vaisala Oyj Series A	39,132	1,133,899
Viking Line Abp	10,400	451,045
#Yit Oyj	207,318	5,227,616

TOTAL FINLAND		149,026,030

FRANCE — (10.9%)
#Akka Technologies SA	6,655	148,946
Ales Groupe SA	32,239	514,883
#*Altamir Amboise SA	25,140	223,433
ALTEN SA	64,193	2,233,437
#*Altran Technologies SA	343,804	1,691,740
April Group SA	70,725	2,257,240
#*Archos SA	18,355	125,275
Arkema SA	199,362	13,863,882
Assystem SA	52,519	1,073,377
#*Atari SA	14,902	61,311
*Atos Origin SA	143,571	7,987,830
Aubay SA	10,285	77,698
Audika SA	21,251	511,131
#*Aurea SA	3,551	39,956
*Baccarat SA	1,090	239,725
Banque Tarneaud SA	1,430	234,424
#*Beneteau SA	172,729	3,724,504
#Bigben Interactive SA	8,718	111,646
Boiron SA	27,525	1,069,000
Boizel Chanoine Champagne SA	6,606	510,455
*Bonduelle SCA	12,909	1,223,025
Bongrain SA	15,028	1,231,908
#Bourbon SA	155,755	6,921,416
*Boursorama SA	22,297	248,729
#*Bull SA	289,386	1,275,956
Burelle SA	3,894	1,066,770
Cafom SA	5,092	100,380
Canal Plus SA	290,570	2,206,827
CBo Territoria SA	28,320	167,426
#*Cegedim SA	16,591	1,042,369
CEGID Group SA	1,992	58,548
*Cie Generale de Geophysique - Veritas SA	178,317	5,401,288
Ciments Francais SA	3,233	287,324
#*Club Mediterranee SA	63,302	1,449,792
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	99,536
*CS Communication & Systemes SA	7,938	62,456
Damartex SA	21,101	662,722
Delachaux SA	26,973	2,323,478
*Derichebourg SA	548,515	4,649,476
*Devoteam SA	8,224	206,847
*Dynaction SA	14,655	162,396
#EDF Energies Nouvelles SA	27,788	1,201,339
Electricite de Strasbourg SA	21,982	3,608,562
Entrepose Contracting SA	117	17,120
Esso S.A.F.	8,945	1,279,572
#Establissements Maurel et Prom SA	305,061	5,710,460
*Etam Developpement SA	386	18,727
*Euler Hermes SA	36,906	3,395,501
*Euro Disney SCA	49,062	292,748
*Eurofins Scientific SA	4,524	302,532
#Exel Industries SA	10,680	599,956
Faiveley Transport SA	3,574	318,689
*Faurecia SA	87,585	3,038,150
Fimalac SA	29,963	1,301,822

1305

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Fleury Michon SA	4,694	$214,855
*Flo Groupe SA	29,358	193,042
*GameLoft SA	20,003	135,301
#*Gascogne SA	6,907	382,235
Gaumont SA	14,184	868,481
#*GECI International SA	59,392	245,675
Gemalto NV	149,247	7,539,941
Gevelot SA	3,584	218,813
*GFI Informatique SA	122,870	543,273
#GIFI SA	7,360	613,960
GL Events SA	16,106	547,421
#GPE Groupe Pizzorno SA	5,200	128,916
Groupe Crit SA	24,255	716,619
Groupe Eurotunnel SA	2,501	24,302
*Groupe Go Sport SA	1,695	37,620
#Groupe Gorge SA	18,510	210,745
Groupe Guillin SA	1,200	114,811
*Groupe Open SA	27,590	212,576
Groupe Steria SCA	66,505	1,917,254
Guerbet SA	5,824	498,894
#Guyenne et Gascogne SA	25,083	3,154,563
#*Haulotte Group SA	59,734	935,749
Havas SA	1,165,955	6,102,604
#*Hi-Media SA	10,913	59,338
#*Idsud SA	2,227	105,511
*IMS International Metal Service SA	2,337	42,635
Ingenico SA	109,546	4,065,683
*Inter Parfums SA	1,373	47,303
Ipsen SA	25,125	876,402
Ipsos SA	84,878	4,115,483
*Kaufman & Broad SA	4,383	138,391
Korian SA	7,905	187,441
#Laurent-Perrier SA	11,943	1,234,651
*LDC SA	19	1,968
*Lectra SA	83,499	541,973
Lisi SA	16,055	1,207,389
#LVL Medical Groupe SA	18,786	383,036
M6 Metropole Television SA	148,116	3,613,186
Maisons France Confort SA	2,426	121,413
*Manitou BF SA	46,187	1,329,873
Manutan International SA	13,379	924,630
*Meetic SA	8,430	194,078
#Mersen SA	58,913	3,108,419
MGI Coutier SA	2,753	165,014
#Mr. Bricolage SA	23,846	441,709
#Naturex SA	8,725	513,117
#Neopost SA	88,903	8,042,591
Nexans SA	104,844	8,410,951
Nexity SA	75,678	3,493,537
Norbert Dentressangle SA	12,519	1,319,056
NRJ Group SA	6,850	77,824
*Oeneo SA	102,487	321,671
#Orpea SA	96,748	4,551,912
Osiatis SA	1,400	11,266
#*PagesJaunes Groupe SA	384,634	3,944,885
Paris Orleans et Cie SA	2,478	62,850
*Parrot SA	15,776	524,618
Pierre & Vacances SA	15,567	1,365,418
Plastic Omnium SA	29,952	2,338,876
*Plastivaloire SA	4,552	149,366
PSB Industries SA	8,438	319,527

1306

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Rallye SA	85,476	$3,858,775
#*Recylex SA	50,345	483,006
#Remy Cointreau SA	77,795	5,495,201
*Rexel SA	27,775	624,966
*Rhodia SA	311,738	9,299,237
#Robertet SA	3,167	477,653
*Rodriguez Group SA	31,298	211,259
Rougier SA	6,115	265,518
Rubis SA	33,838	3,928,930
*S.T. Dupont SA	39,440	15,614
*Sa des Ciments Vicat SA	9,335	710,068
Sabeton SA	13,500	223,411
Saft Groupe SA	60,919	2,308,620
SAMSE SA	8,342	889,909
*Sartorius Stedim Biotech SA	866	46,402
SEB SA	48,135	4,777,946
*Seche Environnement SA	1,494	127,802
#Sechilienne SA	56,504	1,595,936
Securidev SA	2,500	96,509
SeLoger.com SA	21,482	1,112,848
#*Sequana SA	32,188	609,321
Signaux Girod SA	894	66,153
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	195,933
Societe BIC SA	84,787	7,284,125
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,748,095
Societe Pour l’Informatique Industrielle SA	40,908	273,534
Societe Television Francaise 1 SA	171,170	3,320,435
#*Soitec SA	365,404	4,519,629
#Somfy SA	21,738	5,455,904
Sopra Group SA	22,982	2,146,739
#Stallergenes SA	34,717	2,800,229
*Ste Industrielle d’Aviation Latecoere SA	3,517	42,014
Stef-TFE SA	28,838	1,609,748
Sucriere de Pithiviers Le Vieil SA	1,745	2,028,703
*Sword Group SA	7,395	229,067
Synergie SA	32,941	937,617
#*Technicolor SA	304,125	1,758,636
Teleperformance SA	158,000	5,685,964
Tessi SA	5,050	450,223
#*Theolia SA	215,705	356,951
Tonnellerie Francois Freres SA	3,839	153,343
*Total Gabon SA	354	170,753
Touax SA	484	19,874
Toupargel Groupe SA	75	1,452
*Transgene SA	3,683	77,468
*Trigano SA	19,102	640,854
#*UbiSoft Entertainment SA	196,028	2,302,594
Union Financiere de France Banque SA	15,895	626,754
*Valeo SA	232,962	13,655,441
Viel et Compagnie SA	158,130	647,585
#Vilmorin & Cie SA	18,821	2,279,384
Virbac SA	16,426	2,547,876
VM Materiaux SA	6,914	405,865
Vranken Pommery Monopole SA	13,094	610,753
Zodiac Aerospace SA	105,911	7,895,203
*Zueblin Immobiliere France SA	1,285	6,530

TOTAL FRANCE		283,654,740

GERMANY — (13.0%)
A.S. Creation Tapeton AG	6,853	286,190
*AAP Implantate AG	47,250	72,573

1307

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Aareal Bank AG	302,222	$9,341,567
*Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	510
*ADVA AG Optical Networking	120,254	1,046,624
Agrob Immobilien AG	5,800	73,954
#*Air Berlin P.L.C.	107,677	515,102
#Aixtron AG	314,748	12,996,265
*Aligna AG	318,087	36,846
Amadeus Fire AG	16,192	748,505
Andreae-Noris Zahn AG	26,412	1,040,347
#*Arques Industries AG	74,233	445,669
#Asian Bamboo AG	26,935	1,438,076
*Augusta Technologie AG	26,396	618,418
Aurubis AG	144,707	8,184,200
Baader Bank AG	132,511	588,329
#*Balda AG	120,860	1,200,320
*Bauer AG	19,385	988,785
BayWa AG	12,949	587,944
Bechtle AG	39,024	1,614,078
*Bertrandt AG	22,607	1,631,282
*Beta Systems Software AG	8,550	35,707
Bilfinger Berger SE	162,980	14,417,567
*Biolitec AG	26,843	146,890
Biotest AG	20,784	1,352,348
*BKN International AG	33,408	2,058
*BMP AG	43,868	50,529
#*Borussia Dortmund GmbH & Co. KGaA	208,512	835,898
Carl Zeiss Meditec AG	74,040	1,417,182
CENIT AG	470	3,592
*Centrosolar Group AG	20,542	150,789
*Centrotec Sustainable AG	41,054	1,121,343
#*Centrotherm Photovoltaics AG	26,061	1,070,187
Cewe Color Holding AG	13,917	633,503
Comdirect Bank AG	131,903	1,465,859
#CompuGroup Medical AG	14,015	229,319
#*Conergy AG	370,951	215,448
#*Constantin Medien AG	314,299	707,126
CropEnergies AG	20,737	164,548
#CTS Eventim AG	50,168	3,231,863
*Curanum AG	83,165	276,916
#*D. Logistics AG	113,203	253,771
DAB Bank AG	130,043	837,885
*Data Modul AG	11,455	217,739
*Delticom AG	1,235	102,293
*Demag Cranes AG	48,370	2,339,027
*Deutsche Beteiligungs AG	16,230	462,515
*Deutsche Wohnen AG	68,918	943,793
*Deutz AG	249,610	2,089,071
*Dialog Semiconductor P.L.C.	151,843	3,428,811
*Dierig Holding AG	10,500	153,143
Douglas Holding AG	100,341	5,399,849
*Dr. Hoenle AG	14,858	221,737
Drillisch AG	148,359	1,217,922
#*Duerr AG	34,299	1,147,675
DVB Bank SE	173,470	6,095,974
Eckert & Ziegler AG	6,924	253,826
Elexis AG	32,938	587,164
*Elmos Semiconductor AG	34,592	476,489
#ElreingKlinger AG	96,945	3,125,686
#*Epigenomics AG	27,680	63,161
Erlus AG	2,970	116,981
*Euromicron AG	6,147	190,810

1308

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Euwax AG	17,978	$1,262,764
#*Evotec AG	1,165,338	5,293,278
#Fielmann AG	56,670	5,158,953
*FJA AG	217	581
Freenet AG	346,365	4,071,508
Fuchs Petrolub AG	46,541	5,850,224
GBW AG	28,417	532,181
*Gerresheimer AG	82,421	3,418,561
Gerry Weber International AG	42,943	2,061,204
Gesco AG	9,182	683,879
GFK SE	68,806	3,562,386
GFT Technologies AG	66,050	407,156
Gildemeister AG	99,621	2,137,245
*Grammer AG	25,920	594,499
Grenkeleasing AG	31,484	1,685,808
*H&R WASAG AG	15,594	437,656
Hamborner REIT AG	31,350	337,511
Hamburger Hafen und Logistik AG	50,236	2,223,644
*Hansa Group AG	146,815	987,626
#Hawesko Holding AG	19,463	923,912
#*Heidelberger Druckmaschinen AG	693,936	3,311,586
*Homag Group AG	10,959	235,819
*IKB Deutsche Industriebank AG	21,843	20,053
Indus Holding AG	41,674	1,247,231
Innovation in Traffic Systems AG	23,949	494,275
#Interseroh SE	21,642	1,365,011
#*Intershop Communications AG	62,598	165,492
Isra Vision Systems AG	10,917	290,068
#*IVG Immobilien AG	480,972	4,710,061
*Jenoptik AG	153,250	1,166,977
*Kampa AG	35,505	7,378
*Kloeckner & Co. SE	212,852	6,848,070
*Koenig & Bauer AG	4,664	109,027
Kontron AG	176,510	2,027,658
#*Krones AG	69,323	4,522,697
KSB AG	3,632	2,979,800
#*Kuka AG	97,095	2,319,127
#KWS Saat AG	17,224	3,375,088
Leifheit AG	12,500	308,198
*Leoni AG	108,940	4,610,562
#Loewe AG	25,187	220,896
*LPKF Laser & Electronics AG	20,347	397,068
*Manz Automation AG	4,125	266,516
#*MasterFlex AG	7,812	42,259
*Masterflex AG Issue 10	7,812	44,388
*Maxdata Computer AG	94,120	15,593
Mediclin AG	119,554	689,535
#*Medigene AG	87,499	261,774
Medion AG	81,672	1,356,042
*Mensch und Maschine Software AG	27,532	171,894
#MLP AG	205,563	2,187,034
*Mologen AG	24,513	285,653
#*Morphosys AG	57,456	1,510,495
MTU Aero Engines Holding AG	165,906	11,762,129
Muehlbauer Holding & Co. AG	14,905	838,443
MVV Energie AG	114,055	4,227,291
Nemetschek AG	23,340	1,028,954
*Nexus AG	33,813	263,535
#*Nordex SE	104,915	774,796
#OHB Technology AG	35,659	693,582
Oldenburgische Landesbank AG	4,234	220,208

1309

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
P&I Personal & Informatik AG	17,889	$746,624
*Patrizia Immobilien AG	10,090	68,278
Pfeiffer Vacuum Technology AG	32,328	3,745,941
#*Pfleiderer AG	158,664	372,228
#*Phoenix Solar AG	10,980	334,982
*PNE Wind AG	167,451	423,107
Praktiker Bau-und Heimwerkermaerkte Holding AG	181,034	1,852,664
*Progress-Werk Oberkirch AG	6,250	289,608
#PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	647,104
PVA TePla AG	46,019	250,939
#*Q-Cells SE	226,583	772,902
#*QSC AG	287,340	1,279,557
R. Stahl AG	14,410	530,780
Rational AG	14,646	3,034,456
REALTECH AG	13,541	161,147
Renk AG	18,838	1,801,471
#Repower Systems AG	5,276	886,780
Rheinmetall AG	111,360	9,520,502
Rhoen-Klinikum AG	379,608	8,872,736
#*Roth & Rau AG	15,929	326,180
Ruecker AG	18,949	316,258
S.A.G. Solarstrom AG	8,882	49,560
*Schaltbau Holding AG	1,059	84,724
*Sedo Holding AG	69,691	385,410
Sektkellerei Schloss Wachenheim AG	14,520	151,128
*SER Systems AG	9,400	463
#*SGL Carbon SE	217,830	8,230,642
*Silicon Sensor International AG	1,934	25,976
#*Singulus Technologies AG	189,731	1,095,469
Sinner AG	2,660	61,153
Sixt AG	38,804	1,745,006
*SKW Stahl-Metallurgie Holding AG	12,802	336,754
*Sky Deutschland AG	677,669	2,559,665
*SM Wirtschaftsberatungs AG	18,841	131,614
Software AG	70,053	11,092,417
#*Solar Millennium AG	34,471	834,638
*Solar-Fabrik AG	6,039	36,198
#*Solarworld AG	285,203	2,819,385
#*Solon SE	25,350	77,247
Stada Arzneimittel AG	173,213	6,445,312
STINAG Stuttgarter Invest AG	35,003	852,757
Stoehr & Co. AG	6,000	22,224
#Stratec Biomedical Systems AG	26,506	1,153,009
Sued-Chemie AG	28,301	4,877,435
Suedzucker AG	5,901	157,540
*Sunways AG	15,188	80,217
*Suss Microtec AG	59,969	883,512
Symrise AG	305,681	8,629,968
Syzygy AG	30,656	150,812
*TAG Immobilien AG	67,504	597,028
Takkt AG	126,507	1,990,050
TDS Informationstechnologie AG	89,063	528,750
#Telegate AG	14,423	154,612
*Tipp24 SE	3,229	141,759
Tognum AG	190,869	4,810,240
*Tomorrow Focus AG	113,715	637,858
#*TUI AG	468,655	6,467,115
#UMS United Medical Systems International AG	22,300	221,862
Umweltbank AG	17,805	420,739
United Internet AG	167,408	2,774,354
VBH Holding AG	9,415	61,644

1310

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Verbio AG	45,505	$268,835
#*Versatel AG	12,209	80,308
#Vossloh AG	35,932	4,459,612
*VTG AG	14,769	295,633
*Wacker Neuson SE	30,872	515,608
*Wanderer-Werke AG	7,903	1,742
*Washtec AG	926	11,157
#Wincor Nixdorf AG	112,151	8,548,912
#Wirecard AG	264,258	4,220,305
Wuerttembergische Lebensversicherung AG	27,308	694,934
Wuerttembergische Metallwarenfabrik AG	29,451	1,108,442
#*XING AG	4,210	230,454
Zhongde Waste Technology AG	2,889	43,955

TOTAL GERMANY		338,202,804

GREECE — (2.4%)
Aegean Airlines S.A.	5,746	18,351
*Aegek S.A.	120,000	39,806
*Agricultural Bank of Greece S.A.	608,736	633,309
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	439,886	319,716
*Alfa Alfa Energy S.A.	3,810	7,251
#*Alpha Bank A.E.	257,530	1,510,848
*Altec Holdings S.A. IT & Communication Systems	80,278	8,723
*Alumil Aluminum Industry S.A.	52,526	49,482
*Alysida S.A.	2,376	6,477
*Anek Lines S.A.	504,442	158,443
*Astir Palace Hotels S.A.	93,886	270,037
*Athens Medical Center S.A.	150,874	138,718
*Atlantic Supermarkets S.A.	35,080	6,243
*Attica Bank S.A.	184,869	247,068
*Atti-Kat S.A.	56,554	6,168
Autohellas S.A.	83,520	213,851
*Babis Vovos International Construction S.A.	59,807	111,390
*Balafas S.A.	15,200	3,954
*Balkan Real Estate S.A.	41,970	32,321
#Bank of Cyprus Public Co., Ltd. S.A.	1,180,902	4,999,691
Bank of Greece S.A.	74,025	3,548,923
Centric Multimedia S.A.	6,026	3,961
*Daios Plastics S.A.	16,350	123,327
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	207,001	190,096
#*EFG Eurobank Ergasias S.A.	449,086	2,635,000
*Elastron S.A.	110,794	133,371
*Elbisco Holding S.A.	28,098	15,003
Elektrak S.A.	38,037	87,184
*Elektroniki Athinon S.A.	34,490	13,218
Ellaktor S.A.	522,735	2,701,777
*Emporiki Bank of Greece S.A.	5,563	12,181
*Etma Rayon S.A.	11,242	21,703
Euro Reliance General Insurance Co. S.A.	54,730	44,394
*Euromedica S.A.	67,698	145,070
EYDAP Athens Water Supply & Sewage Co. S.A.	83,724	566,998
F.G. Europe S.A.	4,536	3,911
*Folli Follie Group S.A.	100,947	1,993,018
*Forthnet S.A.	254,703	222,987
Fourlis Holdings S.A.	133,653	1,023,088
Frigoglass S.A.	89,562	1,378,897
GEK Terna S.A.	271,328	1,317,471
*Geniki Bank S.A.	31,074	83,116
*Halkor S.A.	226,556	282,470
*Hellenic Cables S.A.	65,236	110,838
Hellenic Exchanges S.A.	204,708	1,569,729

1311

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Hellenic Petroleum S.A.	302,750	$2,883,910
*Hellenic Sugar Industry S.A.	78,005	88,608
Heracles General Cement Co. S.A.	77,436	499,258
Iaso S.A.	206,042	377,783
Inform P. Lykos S.A.	35,570	57,432
*Informatics S.A.	3,778	1,604
*Intracom Holdings S.A.	197,993	138,281
*Intracom Technical & Steel Constructions S.A.	86,337	89,825
*Intralot S.A. Integrated Lottery Systems & Services	353,337	1,213,965
*Ionian Hotel Enterprises S.A.	16,914	324,209
*Ipirotiki Software & Publications S.A.	22,110	58,728
JUMBO S.A.	157,133	1,092,621
Karelia Tobacco Co., Inc. S.A.	5,787	512,264
*Kathimerini Publishing S.A.	47,170	310,615
*Lambrakis Press S.A.	115,149	80,534
*Lamda Development S.A.	905	4,825
*Lan-Net S.A.	12,688	20,846
*Lavipharm S.A.	96,324	69,460
Loulis Mills S.A.	41,702	96,493
Marfin Investment Group S.A.	1,698,734	1,669,988
#Marfin Popular Bank PCL	1,192,120	1,760,434
Metka S.A.	97,586	1,429,685
Michaniki S.A.	165,545	104,166
Motor Oil (Hellas) Corinth Refineries S.A.	145,918	1,849,626
*Mytilineos Holdings S.A.	324,571	2,329,166
*Neorion Holdings S.A.	17,652	14,377
*Pegasus Publishing S.A.	95,510	72,645
#*Piraeus Bank S.A.	3,661,905	8,314,626
*Piraeus Port Authority S.A.	17,752	326,276
*Promota Hellas S.A.	8,860	2,790
*Proton Bank S.A.	141,214	137,180
*Real Estate Development & Services S.A.	94,497	94,715
S&B Industrial Minerals S.A.	68,336	386,488
*Sanyo Hellas S.A.	23,637	4,820
Sarantis S.A.	74,884	302,786
*Selected Textile S.A.	87,690	50,550
*Sfakianakis S.A.	91,320	52,513
*Sidenor Steel Products Manufacturing Co. S.A.	3,844	16,596
*Spyroy Agricultural Products S.A.	61,348	45,672
*T Bank S.A.	228,007	68,626
*Technical Olympic S.A.	2,237	3,863
*Teletypos S.A. Mega Channel	77,669	178,816
Terna Energy S.A.	94,920	464,213
*Themeliodomi S.A.	37,422	18,957
Thessaloniki Port Authority S.A.	6,936	129,769
Thessaloniki Water Supply & Sewage Co.S.A.	8,309	46,078
Thrace Plastics Co. S.A.	109,280	85,274
Titan Cement Co. S.A.	162,137	3,425,088
*TT Hellenic Postbank S.A.	695,353	3,013,605
*Varvaressos S.A. European Spinning Mills	36,350	7,963
*Viohalco S.A.	409,999	2,511,639

TOTAL GREECE		63,849,829

IRELAND — (2.4%)
Abbey P.L.C.	84,370	594,068
*Aer Lingus Group P.L.C.	725,316	1,026,324
*Allied Irish Banks P.L.C.	1,323,599	421,217
*Aminex P.L.C.	496,086	69,823
C&C Group P.L.C. (B010DT8)	399,607	1,854,828
C&C Group P.L.C. (B011Y09)	938,559	4,383,839
DCC P.L.C.	308,989	9,147,282

1312

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
IRELAND — (Continued)
Donegal Creameries P.L.C.	26,085	$153,560
*Dragon Oil P.L.C.	1,347,570	12,264,096
*Elan Corp. P.L.C.	74,754	505,809
FBD Holdings P.L.C.	125,728	1,130,652
Fyffes P.L.C.	1,020,533	544,933
Glanbia P.L.C. (0066950)	700,613	3,779,584
Glanbia P.L.C. (4058629)	49,518	267,278
Grafton Group P.L.C.	430,968	2,017,551
Greencore Group P.L.C. (0386410)	615,927	929,371
Greencore Group P.L.C. (5013832)	134,759	203,131
IFG Group P.L.C.	337,495	539,930
*Independent News & Media P.L.C. (B59HWB1)	282,831	231,702
*Independent News & Media P.L.C. (B5TR5N4)	318,060	261,800
Irish Continental Group P.L.C.	91,000	2,184,892
*Irish Life & Permanent Group Holdings P.L.C.	117,549	136,969
*Kenmare Resources P.L.C.	4,136,548	2,256,636
Kingspan Group P.L.C. (0492793)	351,640	3,142,513
Kingspan Group P.L.C. (4491235)	29,305	263,077
*McInerney Holdings P.L.C.	697,135	37,798
Paddy Power P.L.C.	180,573	7,123,162
*Providence Resources P.L.C.	62,580	244,924
*Smurfit Kappa Group P.L.C.	425,485	5,088,348
Total Produce P.L.C.	871,395	478,938
United Drug P.L.C. (3302480)	820,214	2,434,735
United Drug P.L.C. (3335969)	2,500	7,389

TOTAL IRELAND		63,726,159

ISRAEL — (2.4%)
*Africa Israel Investments, Ltd.	201,007	1,643,417
*Africa Israel Residences, Ltd.	594	9,643
Alon Holdings Blue Square Israel, Ltd.	44,917	397,392
*AL-ROV Israel, Ltd.	13,884	470,477
*Alvarion, Ltd.	180,577	380,643
*AudioCodes, Ltd.	120,341	830,301
*Avgol Industries 1953, Ltd.	77,932	57,814
*Azorim Investment Development & Construction Co., Ltd.	120	445
*Biocell, Ltd.	19,162	255,643
*BioLine RX, Ltd.	535,468	423,718
*Clal Biotechnology Industries, Ltd.	146,663	921,848
Clal Industries & Investments, Ltd.	265,185	2,070,630
Clal Insurance Enterprise Holdings, Ltd.	79,102	2,094,491
*Compugen, Ltd.	21,875	114,422
*Dan Vehicle & Transportation DVT, Ltd.	293	2,799
*Delek Automotive Systems, Ltd.	102,954	1,384,069
Delta-Galil Industries, Ltd.	8,625	72,889
Direct Insurance - I.D.I. Insurance Co., Ltd.	30,880	80,876
*DS Apex Holdings, Ltd.	5,084	32,371
*El Al Israel Airlines, Ltd.	420,427	162,589
*Elbit Medical Imaging, Ltd.	53,265	641,823
Electra (Israel), Ltd.	4,633	522,132
*Elron Electronic Industries, Ltd.	57,768	295,293
*Evogene, Ltd.	34,949	183,596
*EZchip Semiconductor, Ltd.	28,072	841,276
First International Bank Of Israel, Ltd.	98,118	1,372,502
*FMS Enterprises Migun, Ltd.	10,300	298,298
*Formula Systems, Ltd.	27,112	496,339
*Frutarom Industries, Ltd.	150,986	1,493,260
*Fundtech, Ltd.	8,027	138,660
*Gilat Satellite Networks, Ltd.	28,247	145,290
*Given Imaging, Ltd.	16,590	283,808
*Golf & Co., Ltd.	52,551	299,509

1313

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
Granite Hacarmel Investments, Ltd.	144,714	$320,291
*Hadera Paper, Ltd.	8,920	652,916
Harel Insurance Investments & Finances, Ltd.	32,355	1,831,770
*Hot Telecommunications Systems, Ltd.	80,968	1,320,465
*Israel Discount Bank, Ltd.	903,397	1,796,896
*Israel Land Development Co., Ltd. (The)	22,615	168,292
*Ituran Location & Control, Ltd.	77,478	1,213,788
*Jerusalem Oil Exploration, Ltd.	24,336	474,052
*Kamada, Ltd.	110,315	967,306
Maabarot Products, Ltd.	21,999	345,242
*Makhteshim-Agan Industries, Ltd.	657,045	3,198,048
Matrix IT, Ltd.	114,306	650,350
*Mellanox Technologies, Ltd.	51,277	1,348,906
*Menorah Mivtachim Holdings, Ltd.	96,261	1,233,159
*Migdal Insurance & Financial Holding, Ltd.	934,324	1,700,960
Mizrahi Tefahot Bank, Ltd.	196,548	1,868,136
*Naphtha Israel Petroleum Corp., Ltd.	103,666	379,864
Neto ME Holdings, Ltd.	5,411	301,088
NetVision, Ltd.	29,667	377,412
*NICE Systems, Ltd.	64,698	2,107,022
*NICE Systems, Ltd. Sponsored ADR	119,492	3,909,778
*Oil Refineries, Ltd.	3,060,156	2,120,741
*Orckit Communications, Ltd.	38,290	106,822
*Ormat Industries, Ltd.	280,242	2,256,095
Osem Investments, Ltd.	94,881	1,478,015
*Paz Oil Co., Ltd.	11,599	2,009,726
*Phoenix Holdings, Ltd. (The)	172,005	589,307
Plasson Industries, Ltd.	3,076	75,615
*RADVision, Ltd.	17,688	177,979
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	26,405	805,431
*Retalix, Ltd.	62,414	891,941
Scailex Corp, Ltd.	23,057	472,235
Shikun & Binui, Ltd.	737,677	1,971,477
*Space Communication, Ltd.	5,727	110,844
*Strauss Group, Ltd.	115,918	1,653,690
*Suny Electronic, Ltd.	27,923	331,721
Super-Sol, Ltd. Series B	349,142	1,996,697
*Tower Semiconductor, Ltd.	1,261,189	1,712,366
Union Bank of Israel, Ltd.	103,064	503,261

TOTAL ISRAEL		63,847,967

ITALY — (7.2%)
#*A.S. Roma SpA	293,436	483,630
*ACEA SpA	244,506	2,771,292
Acegas-APS SpA	110,973	578,026
*Acotel Group SpA	810	48,598
*Aedes SpA	1,220,014	327,081
Aeroporto de Firenze SpA	17,399	271,380
#Alerion Cleanpower SpA	677,676	444,512
Amplifon SpA	169,528	858,905
Ansaldo STS SpA	209,641	3,177,539
#*Arnoldo Mondadori Editore SpA	361,989	1,276,983
Ascopiave SpA	35,643	76,413
Astaldi SpA	216,415	1,383,097
*Autogrill SpA	274,792	3,953,202
Azimut Holding SpA	431,543	4,535,077
Banca Finnat Euramerica SpA	685,945	453,474
#Banca Generali SpA	101,336	1,376,074
Banca Ifis SpA	96,129	692,089
*Banca Intermobiliare SpA	58,955	338,278
#Banca Piccolo Credito Valtellinese Scarl	692,514	3,433,395

1314

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Banca Popolare dell’Emilia Romagna Scrl	441,620	$5,644,558
*Banca Popolare dell’Etruria e del Lazio Scarl	72,193	315,748
Banca Popolare di Milano Scarl	1,092,906	4,621,115
#*Banca Popolare di Sondrio Scarl	780,074	6,851,122
*Banca Profilo SpA	480,307	267,738
Banco di Desio e della Brianza SpA	232,296	1,181,585
#Banco Popolare Scarl	1,023,091	3,635,871
BasicNet SpA	90,945	335,815
Beghelli SpA	427,981	401,020
Benetton Group SpA	209,290	1,454,329
#*Biesse SpA	54,004	411,403
*Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	448,554
Brembo SpA	155,005	1,712,004
*Brioschi Sviluppo Immobiliare SpA	135,663	26,473
Bulgari SpA	410,278	4,278,675
*Buongiorno SpA	369,672	599,198
#Buzzi Unicem SpA	201,739	2,535,855
*C.I.R. SpA - Compagnie Industriali Riunite	1,481,541	3,124,772
*Cairo Communication SpA	13,717	51,383
Caltagirone Editore SpA	6,045	14,894
Caltagirone SpA	246,310	629,323
*Cam Finanziaria SpA	36,527	16,772
*Carraro SpA	113,633	609,038
Cembre SpA	40,330	337,347
Cementir Holding SpA	277,058	832,820
Class Editore SpA	165,655	102,991
Credito Artigiano SpA	361,183	656,448
Credito Bergamasco SpA	129,884	3,739,080
Credito Emiliano SpA	272,793	1,937,163
CSP International Fashion Group SpA	13,481	20,551
*Dada SpA	6,181	36,857
*d’Amico International Shipping SA	133,519	181,754
#Danieli & Co. SpA	54,740	1,680,659
*Datalogic SpA	22,722	189,951
Davide Campari - Milano SpA	914,018	5,835,873
De Longhi SpA	305,654	2,829,130
*DeA Capital SpA	155,451	267,541
DiaSorin SpA	52,132	2,495,148
*Digital Multimedia Technologies SpA	31,777	705,520
*EEMS Italia SpA	90,607	181,301
*Elica SpA	44,844	96,846
Emak SpA	57,399	352,270
Engineering Ingegneria Informatica SpA	6,419	203,400
#*ERG Renew SpA	228,338	303,241
ERG SpA	209,772	3,000,249
#*ErgyCapital SpA	5,992	3,683
Esprinet SpA	98,188	733,431
#*Eurotech SpA	72,555	193,097
#Falck Renewables SpA	58,406	172,790
#*Fiera Milano SpA	37,863	226,651
#Fondiaria - SAI SpA	172,525	1,574,416
Gas Plus SpA	975	5,334
*Gefran SpA	31,849	227,573
*Gemina SpA	1,626,339	1,279,012
#Geox SpA	218,893	1,109,730
GranitiFiandre SpA	79,737	434,814
*Gruppo Ceramiche Ricchetti SpA	127,131	44,899
*Gruppo Coin SpA	92,474	946,263
*Gruppo Editoriale L’Espresso SpA	639,121	1,556,370
Hera SpA	1,720,734	4,005,956
*I Grandi Viaggi SpA	98,547	120,325

1315

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Immsi SpA	696,806	$785,829
#*Impregilo SpA	1,180,326	3,593,641
Indesit Co. SpA	177,464	1,947,557
Industria Macchine Automatiche SpA	58,626	1,188,904
Industria Romagnola Conduttori Elettrici SpA	43,452	101,787
*Intek SpA	247,971	139,245
*Interpump Group SpA	241,525	1,897,639
Iren SpA	1,411,969	2,454,953
*Isagro SpA	10,591	48,869
#Italcementi SpA	196,458	1,584,978
Italmobiliare SpA	24,573	928,437
*Juventus Football Club SpA	108,454	129,760
#*Kerself SpA	33,848	157,780
*KME Group SpA	547,106	256,400
#*Landi Renzo SpA	203,171	793,266
#Lottomatica SpA	164,158	2,382,521
#Maire Tecnimont SpA	575,375	2,742,232
*Marcolin SpA	57,928	342,165
#*Mariella Burani SpA	32,721	113,008
Marr SpA	127,201	1,530,511
#Mediolanum SpA	592,750	3,021,563
#Milano Assicurazioni SpA	850,055	1,409,119
*Monrif SpA	315,834	175,832
*Montefibre SpA	172,887	33,974
Nice SpA	21,188	95,809
*Pagnossin SpA	9,000	—
*PanariaGroup Industrie Ceramiche SpA	42,000	89,448
Piaggio & C. SpA	353,619	1,113,071
#*Pininfarina SpA	82,321	703,588
#Pirelli & Co. SpA	782,291	5,977,899
*Poltrona Frau SpA	5,571	7,118
*Prelios SpA	2,108,288	1,544,692
#*Premafin Finanziaria SpA	961,257	966,138
Prysmian SpA	596,178	12,038,977
Recordati SpA	390,377	3,539,475
Reply SpA	6,315	172,052
*Retelit SpA	15,691	7,744
*Richard-Ginori 1735 SpA	140,800	9,076
*Sabaf SpA	22,649	746,364
*SAES Getters SpA	30,068	315,003
*Safilo Group SpA	108,207	1,838,218
#*Saras SpA	1,207,744	2,976,332
Screen Service Broadcasting Technologies SpA	152,715	121,662
#*Seat Pagine Gialle SpA	2,988,837	345,432
*Snai SpA	178,681	591,038
Societa Iniziative Autostradali e Servizi SpA	195,451	2,098,844
Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,406,191
*Sogefi SpA	173,096	538,614
Sol SpA	166,511	1,195,807
*Sorin SpA	1,079,611	2,720,561
*Stefanel SpA	112,528	75,844
#*Telecom Italia Media SpA	850,496	227,591
#*Tiscali SpA	3,437,478	421,847
Tod’s SpA	45,421	4,655,223
#Trevi Finanziaria SpA	132,607	2,040,353
*Uni Land SpA	51,835	35,424
Unipol Gruppo Finanziario SpA	2,008,552	1,457,618
Vianini Industria SpA	59,070	106,155
Vianini Lavori SpA	175,180	986,389
*Vincenzo Zucchi SpA	5,223	3,298
Vittoria Assicurazioni SpA	121,346	588,157

1316

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Zignago Vetro SpA	19,337	$132,850

TOTAL ITALY		186,916,646

NETHERLANDS — (5.0%)
Aalberts Industries NV	355,012	7,011,299
Accell Group NV	36,396	1,883,212
*AFC Ajax NV	18,134	176,654
#*AMG Advanced Metallurgical Group NV	51,742	788,282
Amsterdam Commodities NV	58,056	826,351
Arcadis NV	182,658	4,268,712
#*ASM International NV	196,173	7,112,808
*Atag Group NV	4,630	1,838
Batenburg Beheer NV	10,306	310,628
#*BE Semiconductor Industries NV	51,906	371,446
#Beter Bed Holding NV	67,391	1,892,195
BinckBank NV	143,953	2,510,115
Brunel International NV	49,814	2,019,085
Crown Van Gelder NV	18,307	161,600
#*Crucell NV	230,971	7,739,570
*Crucell NV ADR	45,768	1,534,143
*CSM NV	213,618	7,011,797
DOCdata NV	22,463	291,998
*Draka Holding NV	86,217	2,138,988
#Exact Holding NV	58,417	1,684,666
Fornix Biosciences NV	29,890	102,729
*Gamma Holding NV	3,628	144,094
#Grontmij NV	74,782	1,685,186
*Heijmans NV	33,250	737,546
Hunter Douglas NV	774	41,232
#Imtech NV	249,209	9,153,685
#*Kardan NV	65,819	373,234
KAS Bank NV	47,193	740,131
*Kendrion NV	39,829	836,651
Koninklijke Bam Groep NV	787,581	5,111,693
Koninklijke Ten Cate NV	98,297	3,495,425
#*Koninklijke Wessanen NV	175,479	662,216
*LBi International NV	136,637	329,855
#Macintosh Retail Group NV	45,811	1,194,756
Mediq NV	208,313	3,820,843
Nederlandsche Apparatenfabriek NV	28,810	945,651
Nutreco NV	136,273	9,698,642
#*Ordina NV	150,761	791,964
*Pharming Group NV	222,408	57,928
*Punch Graphix NV	57,642	240,996
*Qurius NV	335,655	139,685
*Roto Smeets Group NV	12,418	226,574
Royal Reesink NV	1,784	179,956
SBM Offshore NV	556,537	13,257,163
Sligro Food Group NV	92,887	3,089,668
*SNS Reaal Groep NV	453,703	2,256,444
*Stern Groep NV	1,258	35,502
#Telegraaf Media Groep NV	163,704	3,358,606
*Textielgroep Twenthe NV	1,000	3,423
TKH Group NV	101,503	2,482,798
#*TomTom NV	515,984	5,097,368
Unit 4 NV	74,403	2,447,725
*USG People NV	220,068	4,637,705
#*Wavin NV	145,672	2,022,981

TOTAL NETHERLANDS		129,135,442

1317

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (2.8%)
ABG Sundal Collier Holding ASA	726,871	$1,002,374
#*Acta Holding ASA	465,022	194,357
Aker ASA	8,520	223,651
Aktiv Kapital ASA	78,617	676,535
Arendals Fosse Kompani ASA	100	28,301
Atea ASA	222,782	2,196,780
#Austevoll Seafood ASA	83,693	660,122
#*Blom ASA	80,567	32,861
Bonheur ASA	50,200	1,498,802
*BW Offshore, Ltd. ASA	726,105	1,861,460
#*BWG Homes ASA	172,056	689,198
*Camillo Eitze & Co. ASA	58,200	103,713
Cermaq ASA	222,505	3,350,738
*Copeinca ASA	64,889	618,313
#*Deep Sea Supply P.L.C.	307,190	687,990
#*Det Norske Oljeselskap ASA	113,376	555,499
#*DNO International ASA	3,050,200	5,114,037
*Dockwise, Ltd. ASA	22,252	629,248
*DOF ASA	120,024	1,092,022
#*EDB ErgoGroup ASA	265,425	685,950
#*Eitzen Chemical ASA	527,035	115,982
Ekornes ASA	109,590	2,667,593
#*Electromagnetic GeoServices ASA	208,954	463,019
*Eltek ASA	493,301	405,955
#Farstad Shipping ASA	59,440	1,781,583
Ganger Rolf ASA	54,510	1,496,755
Golar LNG, Ltd. ASA	16,969	300,933
Golden Ocean Group, Ltd. ASA	863,548	1,078,505
#Grieg Seafood ASA	106,592	389,641
#*Havila Shipping ASA	22,400	254,007
#*Kongsberg Automotive Holding ASA	1,418,094	1,118,011
Kongsberg Gruppen ASA	74,263	1,648,898
*Kverneland ASA	258,080	314,245
Leroey Seafood Group ASA	27,442	872,502
#Nordic Semiconductor ASA	537,446	2,093,887
#*Norse Energy Corp. ASA	1,425,846	357,255
#*Norske Skogindustrier ASA Series A	331,283	1,227,868
#*Norwegian Air Shuttle ASA	56,541	1,219,312
*Norwegian Energy Co. ASA	644,027	2,104,335
*Odfjell ASA Series A	92,300	826,258
Olav Thon Eiendomsselskap ASA	12,960	2,006,612
#Opera Software ASA	280,421	1,267,705
#*Panoro Energy ASA	122,537	184,736
*PCI Biotech ASA	3,357	29,722
#*Petrolia ASA	728,610	244,161
#*Photocure ASA	33,562	304,476
#*Pronova BioPharma ASA	406,796	667,284
Prosafe ASA	567,470	4,229,152
*Q-Free ASA	80,000	233,226
Salmar ASA	7,712	86,038
#Scana Industrier ASA	299,618	399,907
*Seabird Exploration, Ltd. ASA	106,000	56,275
#*Sevan Marine ASA	2,385,768	2,526,419
#*Siem Offshore, Inc. ASA	249,260	463,516
#Solstad Offshore ASA	57,000	1,200,827
*Songa Offshore SE	506,500	2,789,384
SpareBanken 1 SMN	253,981	2,403,883
TGS Nopec Geophysical Co. ASA	153,836	3,630,391
Tomra Systems ASA	587,328	3,835,017
*TTS Marine ASA	41,000	52,058
Veidekke ASA	310,230	2,767,221

1318

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Wilh Wilhelmsen Holding ASA	60,550	$1,728,107

TOTAL NORWAY		73,744,612

PORTUGAL — (0.8%)
#*Altri SGPS SA	128,159	580,581
#Banco BPI SA	963,665	1,856,926
#Banco Comercial Portugues SA	820,766	658,965
Banif SGPS SA	478,895	607,645
*Corticeira Amorim SGPS SA	223,729	346,390
Ibersol SGPS SA	20,401	226,806
#*Impresa SGPS SA	369,303	567,733
*Investimentos Participacoes e Gestao SA	319,480	168,882
Mota-Engil SGPS SA	341,524	929,657
Novabase SGPS SA	65,729	243,224
*ParaRede SGPS SA	94,525	45,359
#Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,733,448
#Redes Energeticas Nacionais SA	424,013	1,481,443
*Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	189,598
Sociedade de Investimento e Gestao SGPS SA	256,388	3,124,760
*Sonae Capital SGPS SA	41,386	24,351
#*Sonae Industria SGPS SA	264,159	653,272
#Sonae SGPS SA	2,400,589	2,697,606
*Sonaecom SGPS SA	453,482	834,658
*Sumol & Compal SA	67,967	113,740
Teixeira Duarte SA	734,737	736,345
Toyota Caetano Portugal SA	53,308	270,051
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	527,485	2,603,108

TOTAL PORTUGAL		21,694,548

SPAIN — (5.0%)
#Abengoa SA	147,407	4,106,750
Adolfo Dominguez SA	20,351	250,230
Almirall SA	153,512	1,774,797
*Amper SA	96,925	386,367
#Antena 3 de Television SA	256,811	2,672,418
*Azkoyen SA	70,532	189,110
*Banco de Sabadell SA Convertible Shares	212,446	238,063
#*Banco de Valencia SA	466,188	2,258,836
#Banco Pastor SA	308,892	1,785,492
#*Bankinter SA	764,890	5,219,357
*Baron de Ley SA	13,910	780,070
#Bolsas y Mercados Espanoles SA	209,709	5,916,669
Caja de Ahorros del Mediterraneo SA	109,618	965,733
Campofrio Food Group SA	95,179	1,053,610
Cementos Portland Valderrivas SA	42,135	698,643
*Cie Automotive SA	36,361	271,869
*Codere SA	48,485	602,281
Compania Vinicola del Norte de Espana SA	16,119	329,712
Construcciones y Auxiliar de Ferrocarriles SA	7,518	4,077,466
#*Corporacion Dermoestetica SA	30,628	61,490
Dinamia Capital Privado Sociedad de Capital Riesgo SA	18,009	210,362
Duro Felguera SA	276,209	2,076,415
#Ebro Foods SA	312,280	6,501,662
Elecnor SA	198,254	2,768,437
#*Ercros SA	226,105	248,170
#Faes Farma SA	543,685	2,141,610
#Fluidra SA	36,768	126,657
#Fomento de Construcciones y Contratas SA	28,569	833,498
#*Gamesa Corp Tecnologica SA	651,029	4,987,019
#*General de Alquiler de Maquinaria SA	32,241	83,354
#*Gestevision Telec, Inc. SA	445,162	5,600,038

1319

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Grifols SA	393,446	$5,990,866
Grupo Catalana Occidente SA	162,080	3,344,599
*Grupo Empresarial Ence SA	528,684	1,743,983
*Grupo Ezentis SA	867,482	577,420
*Grupo Tavex SA	244,131	154,555
Iberpapel Gestion SA	25,850	508,925
#Indra Sistemas SA	314,564	5,915,431
Inmobiliaria del Sur SA	2,902	51,508
*International Consolidated Airlines Group SA	1,409,985	5,791,444
#*Jazztel P.L.C.	706,567	3,679,029
*La Seda de Barcelona SA	10,928,289	1,433,524
Laboratorios Farmaceuticos Rovi SA	28,485	191,557
Miquel y Costas & Miquel SA	26,111	789,122
#*Natra SA	109,456	306,635
*Natraceutical SA	645,689	316,009
*NH Hoteles SA	421,083	2,492,568
*Nicolas Correa SA	26,994	71,992
*NYESA Valores Corp SA	4,754	10,013
#Obrascon Huarte Lain SA	134,539	4,316,531
#*Papeles y Cartones de Europa SA	226,938	1,142,362
#Pescanova SA	36,768	1,264,986
Prim SA	39,424	272,286
#*Promotora de Informaciones SA	303,496	820,460
Prosegur Cia de Seguridad SA	87,574	5,086,659
*Realia Business SA	212,628	447,120
*Renta Corp Real Estate SA	20,828	41,098
#*Reyal Urbis SA	24,393	39,566
#*Sacyr Vallehermoso SA	38,212	362,257
*Service Point Solutions SA	553,372	345,302
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	358,293
#Sol Melia SA	206,682	2,179,565
Solaria Energia y Medio Ambiente SA	59,008	116,475
*SOS Corp. Alimentaria SA	901,208	834,902
*Tecnicas Reunidas SA	86,912	5,362,609
#Telecomunicaciones y Energia SA	146,125	493,255
#*Tubacex SA	427,191	1,570,891
#*Tubos Reunidos SA	416,951	1,057,137
Unipapel SA	47,385	748,307
#*Vertice Trescientos Sesenta Grados SA	57,183	16,759
Vidrala SA	67,941	1,900,243
Viscofan SA	183,430	6,659,085
#*Vocento SA	196,478	986,273
*Vueling Airlines SA	7,307	111,539
#*Zeltia SA	637,268	2,441,395

TOTAL SPAIN		131,560,720

SWEDEN — (6.8%)
Aarhuskarlshamn AB	76,947	2,055,269
Acando AB	160,086	322,685
#*Active Biotech AB	137,764	3,302,466
#Addtech AB Series B	59,000	1,712,756
AF AB	94,400	1,937,338
#*Anoto Group AB	43,594	23,995
Aros Quality Group AB	41,400	366,858
Atrium Ljungberg AB Series B	15,200	202,965
Avanza Bank Holding AB	49,711	1,871,488
Axfood AB	89,350	3,231,906
#Axis Communications AB	174,894	3,616,703
#B&B Tools AB	77,850	1,383,781
#*BE Group AB	124,598	855,409
Beiger Electronics AB	16,898	542,567

1320

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Beijer Alma AB	57,200	$1,411,332
*Bergs Timber AB Series B	17,000	64,589
*Betsson AB	79,371	1,406,400
Bilia AB Series A	113,425	2,187,529
Billerud AB	326,600	3,226,897
#*BioGaia AB Series B	38,000	610,848
*BioInvent International AB	110,696	497,788
Biotage AB	141,240	141,484
#Bjoern Borg AB	51,401	553,251
Bong Ljungdahl AB	24,800	123,119
*Boras Waefveri AB Series B	6,564	1,343
*Bure Equity AB	236,901	1,262,632
Cantena AB	56,762	1,354,772
Cardo AB	61,615	4,012,192
Castellum AB	408,700	5,696,081
#*Catella AB	226,140	393,571
#Clas Ohlson AB Series B	96,227	1,604,645
Cloetta AB	55,296	329,470
Concordia Maritime AB Series B	70,300	207,081
*Connecta AB	11,101	145,799
Consilium AB Series B	16,994	62,167
*CyberCom Group AB	5,017	19,600
#*Diamyd Medical AB	45,279	932,068
*DORO AB	26,023	136,326
Duni AB	71,679	772,488
*East Capital Explorer AB	51,309	706,134
Elekta AB Series B	302,500	12,251,478
Enea AB	56,200	375,206
*Eniro AB	170,822	769,597
Fabege AB	391,400	4,274,763
Fagerhult AB	16,800	461,285
Fenix Outdoor AB	2,009	59,157
G & L Beijer AB Series B	27,400	1,179,956
*Gunnebo AB	120,231	942,113
#Hakon Invest AB	144,175	2,467,771
*Haldex AB	114,131	1,770,377
Heba Fastighets AB Series B	43,500	471,679
#Hexpol AB	37,762	953,600
#*HIQ International AB	129,753	714,553
*HMS Networks AB	5,181	87,421
Hoganas AB Series B	85,800	3,361,070
Holmen AB	91,427	3,468,997
#HQ AB	19,037	9,944
*Industrial & Financial Systems AB Series B	50,260	812,334
Indutrade AB	19,877	659,558
Intrum Justitia AB	196,407	3,109,224
JM AB	267,473	6,194,114
#KappAhl AB	179,458	1,219,698
#*Karo Bio AB	810,178	224,310
Klovern AB	294,976	1,438,586
#KNOW IT AB	28,613	325,113
Kungsleden AB	412,300	3,946,715
Lagercrantz Group AB Series B	64,300	594,691
Lammhults Design Group AB	19,547	115,108
*LBi International NV	12,288	29,573
Lennart Wallenstam Byggnads AB Series B	120,400	3,214,400
#*Lindab International AB	66,355	937,411
*Loomis AB	181,207	2,738,187
*Lundin Petroleum AB	699,240	8,677,348
Meda AB Series A	581,240	4,794,235
*Medivir AB	57,404	1,332,696

1321

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Mekonomen AB	53,120	$1,899,086
*Micronic Mydata AB	65,681	204,241
*Midsona AB Series B	1,733	3,527
NCC AB Series B	235,710	5,494,499
*Net Entertainment NE AB	17,013	168,257
#*Net Insight AB	1,012,579	490,421
New Wave Group AB Series B	137,687	856,889
NIBE Industrier AB	195,568	3,073,442
Niscayah Group AB	628,120	1,255,093
*Nobia AB	423,989	3,780,369
Nolato AB Series B	66,440	836,988
*Nordnet AB	105,236	322,034
OEM International AB Series B	44,400	430,154
#*Opcon AB	11,134	41,380
#*ORC Software AB	58,850	1,099,217
#*Orexo AB	47,260	327,853
*PA Resources AB	853,175	666,552
#*Partnertech AB	28,800	117,992
Peab AB Series B	447,182	3,778,980
Poolia AB Series B	33,150	225,473
*Pricer AB	1,711,500	230,098
#ProAct IT Group AB	29,000	530,441
*Proffice AB	215,400	1,105,268
*Profilgruppen AB	13,582	111,645
Q-Med AB	154,800	1,821,435
RaySearch Laboratories AB	45,598	269,811
*Rederi AB Transatlantic	93,000	428,050
*Rezidor Hotel Group AB	232,141	1,383,714
#*rnb Retail & Brands AB	303,886	381,914
Saab AB	92,245	1,751,907
#*SAS AB	274,062	1,037,331
#*Seco Tools AB	64,998	1,112,804
*Sectra AB	16,399	96,478
#*Semcon AB	39,900	194,247
Sigma AB Series B	25,800	25,009
#*Sintercast AB	11,800	98,109
#Skistar AB	92,100	1,747,516
*Studsvik AB	21,900	227,169
Sweco AB	183,300	1,706,165
*Swedish Orphan Biovitrum AB	323,052	1,847,923
#*TradeDoubler AB	66,791	456,137
Trelleborg AB Series B	878,565	10,190,871
#Uniflex AB Series B	3,630	124,631
VBG AB Series B	1,084	19,787
Vitrolife AB	41,500	257,055
Wihlborgs Fastigheter AB	63,858	1,828,641

TOTAL SWEDEN		177,324,663

SWITZERLAND — (13.9%)
Acino Holding AG	8,398	820,994
*Addex Pharmaceuticals, Ltd.	1,491	17,963
Advanced Digital Broadcast Holdings SA	730	24,743
*Affichage Holding SA	5,703	844,234
*AFG Arbonia-Forster Holding AG	37,724	1,335,448
Allreal Holding AG	27,467	3,999,719
Also Holding AG	16,195	922,587
*Aryzta AG	289,931	12,746,915
*Ascom Holding AG	160,822	2,324,227
#Bachem Holdings AG	24,136	1,418,386
Bank Coop AG	31,418	2,261,351
Bank Sarasin & Cie AG Series B	175,095	8,065,741

1322

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Banque Cantonale de Geneve SA	4,021	$930,569
Banque Cantonale du Jura SA	4,500	290,149
Banque Cantonale Vaudoise AG	8,999	5,030,037
Banque Privee Edmond de Rothschild SA	157	4,478,735
Barry Callebaut AG	5,651	4,518,906
Basellandschaftliche Kantonalbank AG	582	782,837
*Basilea Pharmaceutica AG	13,155	1,014,573
Basler Kantonalbank AG	3,114	475,664
Belimo Holdings AG	1,830	3,330,056
Bell Holding AG	47	94,053
Bellevue Group AG	27,028	1,001,902
Berner Kantonalbank AG	23,122	5,915,637
BKW FMB Energie AG	15,699	1,266,861
*Bobst Group AG	35,619	1,629,109
*Bossard Holding AG	8,386	1,091,996
Bucher Industries AG	31,723	6,144,854
Burckhardt Compression Holding AG	5,582	1,583,296
Calida Holding AG	396	240,550
Carlo Gavazzi Holding AG	1,065	209,153
Centralschweizerische Kraftwerke AG	133	46,558
Cham Paper Holding AG	597	138,088
*Charles Voegele Holding AG	29,902	1,716,056
*Cicor Technologies, Ltd.	1,046	50,749
*Cie Financiere Tradition SA	5,758	732,458
*Clariant AG	877,755	15,511,289
Coltene Holding AG	12,876	813,859
Conzzeta AG	1,345	2,952,376
*Cytos Biotechnology AG	3,034	46,422
Daetwyler Holding AG	26,839	2,365,847
Datacolor AG	458	205,226
*Dufry AG	55,793	6,683,872
Edipresse SA	1,527	602,788
EFG International AG	155,388	2,153,871
#EGL AG	3,062	2,214,046
*ELMA Electronic AG	472	217,588
Emmi AG	13,244	2,901,356
EMS-Chemie Holding AG	26,766	4,492,725
Energiedienst Holding AG	71,249	3,925,813
#*Etrion Corp. AG	159,636	148,507
*Feintol International Holding AG	1,601	607,445
Flughafen Zuerich AG	13,157	5,509,161
Forbo Holding AG	6,003	3,913,995
#Galenica Holding AG	17,786	9,759,939
*GAM Holding AG	696,382	12,420,392
*Gategroup Holding AG	3,624	197,407
*George Fisher AG	14,433	7,794,359
#Gurit Holding AG	1,388	839,168
Helvetia Holding AG	18,216	7,442,938
*Huber & Suhner AG	2,487	165,281
Implenia AG	48,574	1,582,713
*Inficon Holding AG	1,077	202,908
*Interroll-Holding AG	2,404	948,093
Intershop Holding AG	3,345	1,086,460
Kaba Holding AG	11,299	4,543,807
*Kardex AG	17,464	582,432
*Komax Holding AG	9,262	1,052,300
Kudelski SA	107,664	2,425,625
Kuoni Reisen Holding AG	12,526	5,740,674
*LEM Holding SA	3,546	2,328,404
Liechtensteinische Landesbank AG	3,492	277,576
*LifeWatch AG	55,532	517,665

1323

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#*Logitech International SA	610,456	$11,448,504
*Lonza Group AG	52,883	4,168,267
Luzerner Kantonalbank AG	17,399	5,833,938
Metall Zug AG	214	811,931
#*Meyer Burger Technology AG	112,446	3,468,646
*Micronas Semiconductor Holding AG	95,471	1,300,305
Mobilezone Holding AG	112,258	1,231,208
Mobimo Holding AG	9,686	2,075,948
Nobel Biocare Holding AG	451,533	9,272,447
*OC Oerlikon Corp. AG	288,012	1,756,518
*Orascom Development Holding AG	4,209	194,010
Orell Fuessli Holding AG	4,930	724,175
*Panalpina Welttransport Holding AG	42,843	5,467,545
*Parco Industriale e Immobiliare SA	600	2,225
Partners Group Holding AG	25,837	4,476,172
Petroplus Holdings AG	276,230	4,531,689
Phoenix Mecano AG	2,953	2,080,386
*Precious Woods Holding AG	49	1,142
PSP Swiss Property AG	141,111	11,032,744
*PubliGroupe SA	891	101,414
*Rieters Holdings AG	15,236	5,770,101
#Romande Energie Holding SA	2,714	4,834,421
*Schaffner Holding AG	1,830	640,112
*Schmolz & Bickenbach AG	18,029	167,241
#Schulthess Group AG	14,148	656,959
Schweiter Technologies AG	4,006	3,311,105
Schweizerische National-Versicherungs-Gesellschaft AG	40,477	1,406,719
*Siegfried Holding AG	8,312	826,039
Sika AG	2,097	4,596,305
Societa Elettrica Sopracenerina SA	2,340	581,433
#St. Galler Kantonalbank AG	9,259	4,747,847
*Straumann Holding AG	15,230	3,732,434
Sulzer AG	76,216	10,540,721
Swiss Life Holding AG	93,938	15,005,231
Swisslog Holding AG	780,528	744,838
*Swissmetal Holding AG	13,504	100,253
Swissquote Group Holding SA	40,025	2,477,152
Tamedia AG	14,891	1,923,558
Tecan Group AG	39,557	3,361,405
#*Temenos Group AG	201,219	7,893,538
*Tornos Holding AG	38,028	517,766
*U-Blox AG	1,666	85,564
Valartis Group AG	936	25,545
#Valiant Holding AG	45,484	6,689,534
Valora Holding AG	11,488	3,891,741
Vaudoise Assurances Holding SA	3,163	898,739
#Verwaltungs und Privat-Bank AG	6,520	772,126
*Vetropack Holding AG	69	131,016
Villars Holding SA	150	86,957
#*Von Roll Holding AG	82,018	398,872
Vontobel Holdings AG	102,548	3,962,226
VZ Holding AG	266	33,178
Walliser Kantonalbank AG	1,416	1,071,253
Winterthur Technologie AG	2,940	196,052
WMH Walter Meier Holding AG	4,738	954,614
#Ypsomed Holdings AG	5,826	376,158
Zehnder Group AG	765	2,066,285
#*Zueblin Immobilien Holding AG	76,620	319,725

1324

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Zuger Kantonalbank AG	611	$3,477,644

TOTAL SWITZERLAND		361,921,102

TOTAL COMMON STOCKS		2,255,745,728

RIGHTS/WARRANTS — (0.1%)
BELGIUM — (0.0%)
#*Agfa-Gevaert NV STRIP VVPR	122,950	337
*Deceuninck NV STRIP VVPR	247,412	677
*RealDolmen NV STRIP VVPR	6,067	25
*SAPEC SA STRIP VVPR	75	176
*Zenitel NV STRIP VVPR	8,654	36

TOTAL BELGIUM		1,251

GREECE — (0.0%)
*Marfin Popular Bank PCL Rights 02/11/11	1,086,171	29,743

ITALY — (0.1%)
*Banco Popolare Scarl Rights 02/11/11	1,023,091	1,379,754
*Intek SpA Warrants 12/30/11	62,985	1,897
*KME Group SpA Warrants 12/30/11	197,550	5,085

TOTAL ITALY		1,386,736

TOTAL RIGHTS/WARRANTS		1,417,730

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $810,000 FNMA 2.24%, 07/06/15, valued at $831,263) to be repurchased at $814,004	$814,000	814,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.5%)
§@DFA Short Term Investment Fund	350,821,165	350,821,165
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $2,482,936) to be repurchased at $2,434,266	$2,434	2,434,251

TOTAL SECURITIES LENDING COLLATERAL		353,255,416

TOTAL INVESTMENTS — (100.0%) (Cost $2,147,896,889)##		$2,611,232,874

1325

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$191,231	$62,033,688	—	$62,224,919
Belgium	15	81,529,858	—	81,529,873
Denmark	67,093	67,318,581	—	67,385,674
Finland	3,353	149,022,677	—	149,026,030
France	211,259	283,443,481	—	283,654,740
Germany	1,432,082	336,770,722	—	338,202,804
Greece	2,489,199	61,360,630	—	63,849,829
Ireland	544,933	63,181,226	—	63,726,159
Israel	3,909,778	59,938,189	—	63,847,967
Italy	—	186,916,646	—	186,916,646
Netherlands	1,534,143	127,601,299	—	129,135,442
Norway	—	73,744,612	—	73,744,612
Portugal	—	21,694,548	—	21,694,548
Spain	6,029,507	125,531,213	—	131,560,720
Sweden	—	177,324,663	—	177,324,663
Switzerland	235,464	361,685,638	—	361,921,102
Rights/Warrants
Belgium	1,014	237	—	1,251
Greece	29,743	—	—	29,743
Italy	1,386,736	—	—	1,386,736
Temporary Cash Investments	—	814,000	—	814,000
Securities Lending Collateral	—	353,255,416	—	353,255,416

TOTAL	$18,065,550	$2,593,167,324	—	$2,611,232,874

See accompanying Notes to Schedules of Investments.

1326

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.5%)
BRAZIL — (3.7%)
AES Tiete SA	5,400	$67,186
*All America Latina Logistica SA	6,100	51,524
*Amil Participacoes SA	14,900	143,820
Banco Bradesco SA	26,600	389,358
Banco do Brasil SA	113,785	2,031,400
Banco Santander Brasil SA ADR	119,084	1,381,374
BM&F Bovespa SA	252,700	1,766,073
*BR Malls Participacoes SA	17,300	157,749
Brasil Telecom SA	38,241	396,645
Brasil Telecom SA ADR	8,140	81,970
#BRF - Brasil Foods SA ADR	590,060	9,824,499
*Centrais Eletricas Brasileiras SA ADR	17,663	290,733
*Centrais Eletricas Brasileiras SA Sponsored ADR	2,100	28,623
Cia de Bebidas das Americas	303,290	6,908,378
Cia de Concessoes Radoviarias	7,800	215,384
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,718	432,151
Cia Energetica de Minas Gerais SA	6,400	82,047
Cia Energetica de Sao Paulo SA	26,400	450,888
Cia Siderurgica Nacional SA	734,552	12,206,179
Cosan SA Industria e Comercio	10,700	167,084
CPFL Energia SA	1,935	47,639
#*CPFL Energia SA ADR	1,296	97,472
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	84,050	928,258
Duratex SA	26,300	252,437
Embraer SA ADR	19,200	633,600
*Fibria Celulose SA	13,825	213,394
*Fibria Celulose SA Sponsored ADR	18,180	278,336
*Gerdau SA	6,700	65,515
#*Gol Linhas Aereas Inteligentes SA ADR	10,500	152,040
*Hypermarcas SA	19,200	228,518
*Itau Unibanco Holding SA	8,100	140,916
*Lojas Americanas SA	10,300	72,850
Lojas Renner SA	20,300	589,412
MRV Engenharia e Participacoes SA	76,950	650,886
*Multiplan Empreendimentos Imobiliarios SA	7,000	134,335
Natura Cosmeticos SA	16,800	430,343
*OGX Petroleo e Gas Participacoes SA	149,800	1,546,572
*PDG Realty SA Empreendimentos e Participacoes	126,500	699,679
Petroleo Brasilerio SA ADR	1,009,389	37,074,858
Porto Seguro SA	15,900	247,998
Redecard SA	14,200	175,482
Souza Cruz SA	86,274	4,120,781
Tele Norte Leste Participacoes SA	59,254	1,293,176
*Telecomunicacoes de Sao Paulo SA	1,000	23,504
*Tim Participacoes SA	24,500	110,084
Tractebel Energia SA	140,100	2,168,379
Vale SA Sponsored ADR	214,548	7,472,707
Vivo Participacoes SA	16,288	1,117,330
Weg Industrias SA	278,866	3,322,402

TOTAL BRAZIL		101,361,968

CHILE — (1.7%)
AES Gener SA	1,098,207	543,626
#Banco de Chile SA Series F ADR	47,992	4,051,005
Banco de Credito e Inversiones SA Series A	14,693	983,811
#Banco Santander Chile SA ADR	57,896	4,914,212
CAP SA	34,560	1,761,902
Cencosud SA	315,705	2,128,853

1327

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
Cia Cervecerias Unidas SA ADR	14,357	$779,154
Colbun SA	4,884,083	1,283,083
*Corpbanca SA	24,534,433	404,422
Embotelladora Andina SA Series A ADR	23,068	576,700
#Embotelladora Andina SA Series B ADR	17,106	524,299
#Empresa Nacional de Electricidad SA Sponsored ADR	137,613	7,183,399
Empresas CMPC SA	27,203	1,344,443
Empresas Copec SA	20,391	349,601
Enersis SA Sponsored ADR	270,752	5,620,812
ENTEL Chile SA	52,839	896,699
#Lan Airlines SA Sponsored ADR	187,872	5,269,810
S.A.C.I. Falabella SA	124,985	1,244,547
Sociedad Quimica y Minera de Chile SA Sponsored ADR	117,317	6,274,113
Vina Concha Y Toro SA Sponsored ADR	25,077	1,158,557

TOTAL CHILE		47,293,048

CHINA — (11.3%)
#Agile Property Holdings, Ltd.	614,000	920,771
#*Air China, Ltd.	746,000	773,714
#Alibaba.com, Ltd.	457,500	903,149
#*Aluminum Corp. of China, Ltd. ADR	67,900	1,680,525
#Angang Steel Co., Ltd.	516,000	762,376
#Anhui Conch Cement Co., Ltd.	298,000	1,388,220
Anta Sports Products, Ltd.	341,000	549,161
Bank of China, Ltd.	40,360,100	21,082,555
Bank of Communications Co., Ltd.	2,847,650	2,726,902
*BBMG Corp. Series H	392,500	531,417
Beijing Enterprises Holdings, Ltd.	242,972	1,429,474
Belle International Holdings, Ltd.	1,948,000	3,339,365
#*Brilliance China Automotive Holdings, Ltd.	952,000	719,419
#BYD Co., Ltd.	395,886	1,945,834
#China Agri-Industries Holdings, Ltd.	757,202	815,347
China BlueChemical, Ltd.	692,000	571,849
China Citic Bank Corp., Ltd.	2,555,928	1,676,045
China Coal Energy Co., Ltd.	1,435,777	2,117,883
#China Communications Construction Co., Ltd.	1,957,000	1,592,749
China Communications Services Corp., Ltd.	770,000	475,003
China Construction Bank Corp.	23,258,590	20,584,868
#*China COSCO Holdings Co., Ltd.	1,200,500	1,304,311
#*China Eastern Airlines Corp., Ltd.	536,000	249,807
China Everbright, Ltd.	402,235	838,645
#China Life Insurance Co., Ltd. ADR	250,705	14,613,594
China Mengniu Dairy Co., Ltd.	453,000	1,268,207
#China Merchants Bank Co., Ltd.	1,615,034	3,831,678
#China Merchants Holdings International Co., Ltd.	501,532	2,170,459
*China Minsheng Banking Corp., Ltd. Series H	802,000	683,635
#China Mobile, Ltd. Sponsored ADR	696,697	34,235,691
#*China Molybdenum Co., Ltd.	511,322	484,537
China National Building Material Co., Ltd.	595,958	1,496,572
China Oilfield Services, Ltd.	614,000	1,195,244
China Overseas Land & Investment, Ltd.	1,766,000	3,353,799
*China Pacific Insurance Group Co., Ltd.	352,400	1,400,192
China Petroleum & Chemical Corp.	2,542,000	2,812,883
China Petroleum & Chemical Corp. ADR	46,300	5,103,186
China Railway Construction Corp., Ltd.	864,500	1,068,928
China Railway Group, Ltd.	1,730,000	1,268,178
China Resources Enterprise, Ltd.	1,035,000	4,069,575
China Resources Land, Ltd.	862,000	1,560,020
China Resources Power Holdings Co., Ltd.	920,000	1,604,576
China Shenhua Energy Co., Ltd. Series H	1,971,500	8,068,388
#*China Shipping Container Lines Co., Ltd.	1,499,907	696,156

1328

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Shipping Development Co., Ltd.	604,000	$733,633
*China Southern Airlines Co., Ltd.	364,000	184,941
#*China Southern Airlines Co., Ltd. ADR	8,400	214,956
*China Taiping Insurance Holdings Co., Ltd.	317,200	895,549
#China Telecom Corp., Ltd.	2,306,000	1,367,763
#China Telecom Corp., Ltd. ADR	37,571	2,219,695
China Unicom Hong Kong, Ltd. ADR	251,299	4,136,382
China Yurun Food Group, Ltd.	511,000	1,664,648
#*China Zhongwang Holdings, Ltd.	709,600	341,432
CITIC Pacific, Ltd.	1,005,000	2,717,886
*CITIC Resources Holdings, Ltd.	66,000	13,823
CNOOC, Ltd.	1,028,000	2,290,936
#CNOOC, Ltd. ADR	68,756	15,309,211
COSCO Pacific, Ltd.	769,818	1,440,057
Country Garden Holdings Co.	2,232,000	833,833
*CSR Corp., Ltd.	685,000	983,904
#Datang International Power Generation Co., Ltd.	944,000	331,093
#Dongfang Electric Co., Ltd.	130,000	552,845
Dongfeng Motor Corp.	786,000	1,401,292
*Evergrande Real Estate Group, Ltd.	293,000	156,110
Fosun International, Ltd.	708,941	557,522
Fushan International Energy Group, Ltd.	1,274,000	864,304
*GCL Poly Energy Holdings, Ltd.	919,814	432,424
Geely Automobile Holdings, Ltd.	1,410,000	667,788
Golden Eagle Retail Group, Ltd.	249,000	683,037
#*GOME Electrical Appliances Holdings, Ltd.	4,795,000	1,814,111
Guangdong Investment, Ltd.	792,000	405,054
#Guangshen Railway Co., Ltd. Sponsored ADR	12,500	255,250
Guangzhou Automobile Group Co., Ltd.	360,259	465,232
#Guangzhou R&F Properties Co., Ltd.	433,978	641,420
Hengan International Group Co., Ltd.	182,000	1,366,170
*HKC Holdings, Ltd.	1,685,797	94,579
*Hong Kong Energy Holdings, Ltd.	31,116	2,125
Huabao International Holdings, Ltd.	552,586	817,505
Huaneng Power International, Inc.	136,000	75,898
#Huaneng Power International, Inc. ADR	17,448	390,486
#Industrial & Commercial Bank of China, Ltd. Series H	35,627,185	26,663,812
Jiangsu Express Co., Ltd.	764,000	821,041
Jiangxi Copper Co., Ltd.	511,000	1,647,167
Kingboard Chemical Holdings, Ltd.	273,351	1,561,110
Kunlun Energy Co., Ltd.	1,018,000	1,488,294
#Lee & Man Paper Manufacturing, Ltd.	405,000	282,555
#Lenovo Group, Ltd.	2,023,278	1,180,069
*Longfor Properties Co., Ltd.	335,500	500,431
Maanshan Iron & Steel Co., Ltd.	790,000	444,014
#Nine Dragons Paper Holdings, Ltd.	724,000	1,029,830
#Parkson Retail Group, Ltd.	480,000	819,789
#PetroChina Co., Ltd. ADR	115,210	16,045,297
#*PICC Property & Casualty Co., Ltd.	904,000	1,134,606
#Ping An Insurance Group Co. of China, Ltd.	655,500	6,558,784
#*Poly Hong Kong Investment, Ltd.	799,000	747,707
*Renhe Commercial Holdings Co., Ltd.	3,402,000	569,011
*Semiconductor Manufacturing International Corp. ADR	128,886	497,500
#Shanghai Electric Group Co., Ltd.	2,392,000	1,444,235
Shanghai Industrial Holdings, Ltd.	243,274	975,039
Shenzhen International Holdings, Ltd.	590,000	52,440
Shimao Property Holdings, Ltd.	711,371	1,086,286
#*Sinofert Holdings, Ltd.	864,000	483,092
#Sino-Ocean Land Holdings, Ltd.	1,437,600	957,478
Sinopec Shanghai Petrochemical Co., Ltd.	848,000	518,029
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	72,219

1329

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	434,000	$243,457
Sinotrans, Ltd.	355,000	96,051
#Soho China, Ltd.	925,263	732,865
Tencent Holdings, Ltd.	700,600	18,210,916
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,632,067
Tsingtao Brewery Co., Ltd.	110,000	508,241
Want Want China Holdings, Ltd.	1,466,000	1,213,187
Weichai Power Co., Ltd.	148,000	1,015,185
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	40,030	1,168,075
Zhaojin Mining Industry Co., Ltd.	156,000	574,800
Zhejiang Expressway Co., Ltd.	292,000	272,314
Zhuzhou CSR Times Electric Co., Ltd.	141,000	544,632
Zijin Mining Group Co., Ltd.	1,358,000	1,079,243
#ZTE Corp.	384,032	1,523,544

TOTAL CHINA		304,682,193

COLOMBIA — (0.3%)
Bancolombia SA Sponsored ADR	43,124	2,520,167
#Ecopetrol SA Sponsored ADR	105,774	4,520,781

TOTAL COLOMBIA		7,040,948

CZECH REPUBLIC — (0.6%)
CEZ A.S.	184,371	8,694,056
Komercni Banka A.S.	14,663	3,508,683
Telefonica 02 Czech Republic A.S.	142,100	3,245,236

TOTAL CZECH REPUBLIC		15,447,975

EGYPT — (0.1%)
*Commercial International Bank Egypt S.A.E. Sponsored GDR	135,115	761,614
*Egyptian Financial Group-Hermes Holding GDR	451	3,502
Orascom Construction Industries GDR	39,628	1,322,163
*Orascom Telecom Holding S.A.E. GDR	246,435	757,937

TOTAL EGYPT		2,845,216

HUNGARY — (0.6%)
ELMU NYRT	185	25,234
Magyar Telekom Telecommunications P.L.C.	535,976	1,454,060
#*MOL Hungarian Oil & Gas P.L.C.	43,108	4,832,129
#*OTP Bank P.L.C.	248,729	6,950,740
Richter Gedeon NYRT	13,851	2,948,706
*Tisza Chemical Group P.L.C.	25,269	431,149

TOTAL HUNGARY		16,642,018

INDIA — (9.0%)
ACC, Ltd.	43,053	929,650
Adani Enterprises, Ltd.	108,375	1,340,532
*Adani Power, Ltd.	3,489	9,400
*Agre Developers, Ltd.	388	500
Ambuja Cements, Ltd.	859,949	2,379,850
Asea Brown Boveri India, Ltd.	39,249	631,060
Asian Paints, Ltd.	35,349	1,985,455
Axis Bank, Ltd.	249,552	6,802,664
Bajaj Auto, Ltd.	117,950	3,222,684
Bajaj Finserv, Ltd.	6,894	61,672
*Bank of India	11,885	114,192
Bharat Electronics, Ltd.	7,300	279,102
Bharat Heavy Electricals, Ltd.	19,249	932,148
Bharat Petroleum Corp., Ltd.	49,660	666,014
Bharti Airtel, Ltd.	852,924	5,940,170
Bosch, Ltd.	14,358	1,881,703

1330

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Cairn India, Ltd.	61,194	$438,984
*Canara Bank	20,227	266,157
Cipla, Ltd.	419,337	3,042,155
Colgate-Palmolive (India), Ltd.	6,437	115,620
Container Corp. of India	595	15,595
Crompton Greaves, Ltd.	169,046	1,030,859
Cummins India, Ltd.	12,348	196,287
Dabur India, Ltd.	452,662	927,110
DLF, Ltd.	119,439	585,016
Dr Reddy’s Laboratories, Ltd.	33,153	1,171,885
#Dr. Reddy’s Laboratories, Ltd. ADR	83,498	2,984,219
*Essar Oil, Ltd.	129,130	342,943
Exide Industries, Ltd.	52,639	147,403
GAIL India, Ltd.	57,000	586,450
GAIL India, Ltd. Sponsored GDR	28,791	1,769,207
GlaxoSmithKline Pharmaceuticals, Ltd.	26,431	1,312,932
Glenmark Pharmaceuticals, Ltd.	566	3,792
Godrej Consumer Products, Ltd.	23,579	190,439
Grasim Industries, Ltd.	6,300	312,545
HCL Technologies, Ltd.	221,436	2,389,663
HDFC Bank, Ltd.	342,623	15,278,820
Hero Honda Motors, Ltd. Series B	94,756	3,370,348
*Hindalco Industries, Ltd.	3,464	17,411
Hindustan Unilever, Ltd.	1,106,302	6,552,313
ICICI Bank, Ltd. Sponsored ADR	123,273	5,342,652
*Idea Cellular, Ltd.	128,515	195,549
*Indian Bank	10,779	49,545
*Indian Oil Corp., Ltd.	64,341	471,123
*IndusInd Bank, Ltd.	51,381	251,892
Infosys Technologies, Ltd.	322,378	21,922,556
Infosys Technologies, Ltd. Sponsored ADR	233,496	15,810,014
Infrastructure Development Finance Co., Ltd.	328,546	1,061,983
ITC, Ltd.	2,788,347	9,928,885
*Jaiprakash Power Ventures, Ltd.	20,194	19,930
Jindal Steel & Power, Ltd.	460,663	6,685,649
JSW Steel, Ltd.	106,526	2,111,749
*Jubilant Industries, Ltd.	1,743	2,468
Jubilant Organosys, Ltd.	29,625	145,666
*Kotak Mahindra Bank, Ltd.	76,414	642,422
*Lanco Infratech, Ltd.	163,805	177,527
Larsen & Toubro, Ltd.	227,112	8,138,157
*LIC Housing Finance, Ltd.	53,635	210,993
Mahindra & Mahindra, Ltd.	306,884	4,770,693
Mangalore Refinery & Petrochemicals, Ltd.	399,619	588,235
Maruti Suzuki India, Ltd.	101,304	2,777,601
Mundra Port & Special Economic Zone, Ltd.	94,479	289,551
Nirma, Ltd.	38,799	214,180
*NTPC, Ltd.	147,532	607,265
Oil & Natural Gas Corp, Ltd.	52,307	1,345,849
*Oil India, Ltd.	10,163	284,607
*Oracle Financial Services Software, Ltd.	14,000	699,557
Pantaloon Retail India, Ltd.	7,460	46,826
Pantaloon Retail India, Ltd. Class B	305	1,586
Piramal Healthcare, Ltd.	22,057	211,738
Power Grid Corp. of India, Ltd.	21,633	45,533
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	308,247
*Ranbaxy Laboratories, Ltd.	131,027	1,561,844
Reliance Capital, Ltd.	101,317	1,164,566
Reliance Communications, Ltd.	742,705	1,988,803
Reliance Energy, Ltd.	140,955	2,180,915
Reliance Industries, Ltd.	1,645,075	32,993,342

1331

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Reliance Power, Ltd.	148,196	$437,776
Sesa Goa, Ltd.	466,659	3,332,726
Shriram Transport Finance Co., Ltd.	11,519	171,889
Siemens India, Ltd.	102,181	1,902,387
*State Bank of India	18,241	1,054,224
*Steel Authority of India, Ltd.	54,634	192,622
Sterlite Industries (India), Ltd. Series A	1,725,980	6,203,330
Sun Pharmaceuticals Industries, Ltd.	410,098	3,946,059
Sun TV Network, Ltd.	10,627	113,800
Tata Consultancy Services, Ltd.	625,510	15,793,214
Tata Motors, Ltd.	23,333	585,132
Tata Power Co., Ltd.	126,660	3,430,967
Tata Steel, Ltd.	88,889	1,238,391
Thermax India, Ltd.	6,201	91,397
Titan Industries, Ltd.	2,839	222,398
*Torrent Power, Ltd.	5,014	24,673
*Ultratech Cement, Ltd.	19,791	431,134
Unitech, Ltd.	25,419	26,829
United Spirits, Ltd.	23,816	644,863
Wipro, Ltd.	589,114	5,640,403
*Yes Bank, Ltd.	39,562	227,605
Zee Entertainment Enterprises, Ltd.	142,007	356,633
*Zee Learn, Ltd.	14,064	7,015
Zydus Wellness, Ltd.	11,485	144,060

TOTAL INDIA		241,694,174

INDONESIA — (2.4%)
PT Adaro Energy Tbk	5,833,000	1,463,917
PT Astra Agro Lestari Tbk	222,000	536,739
PT Astra International Tbk	2,660,561	14,486,626
*PT Bakrie & Brothers Tbk	2,579,500	18,380
PT Bank Central Asia Tbk	9,187,000	5,770,741
PT Bank Danamon Indonesia Tbk	2,719,740	1,797,785
PT Bank Mandiri Tbk	3,631,000	2,407,622
*PT Bank Negara Indonesia Persero Tbk	2,176,722	779,983
*PT Bank Pan Indonesia Tbk	8,080,000	968,522
PT Bank Rakyat Indonesia Persero Tbk	6,566,000	3,542,370
*PT Bayan Resources Tbk	13,000	26,249
PT Bumi Resources Tbk	15,481,000	4,711,548
PT Gudang Garam Tbk	225,500	931,829
*PT Indika Energy Tbk	340,500	154,557
PT Indo Tambangraya Megah Tbk	195,500	1,006,551
PT Indocement Tunggal Prakarsa Tbk	834,500	1,257,554
PT Indofood Sukses Makmur Tbk	1,663,000	867,893
PT Indosat Tbk	490,500	265,839
PT International Nickel Indonesia Tbk	1,647,500	845,726
PT Kalbe Farma Tbk	1,161,000	365,205
PT Lippo Karawaci Tbk	187	12
*PT Panasia Indosyntec Tbk	75,100	2,075
PT Perusahaan Gas Negara Tbk	6,456,000	3,035,756
PT Semen Gresik Persero Tbk	2,263,000	1,948,809
PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	635,493
PT Tambang Batubara Bukit Asam Tbk	502,000	1,101,631
PT Telekomunikasi Indonesia Tbk	13,063,640	10,930,849
PT Unilever Indonesia Tbk	1,868,500	3,122,512
PT United Tractors Tbk	921,500	2,190,749

TOTAL INDONESIA		65,173,522

ISRAEL — (0.0%)
IDB Holding Corp., Ltd.	—	13
Koor Industries, Ltd.	1	13

1332

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Makhteshim-Agan Industries, Ltd.	1	$3
Osem Investments, Ltd.	1	8

TOTAL ISRAEL		37

MALAYSIA — (3.5%)
Affin Holdings Berhad	312,600	366,706
Alliance Financial Group Berhad	301,700	314,290
AMMB Holdings Berhad	874,959	1,900,673
*Axiata Group Berhad	2,221,275	3,498,445
Batu Kawan Berhad	15,000	80,415
Berjaya Corp. Berhad	734,800	262,956
*Berjaya Media Berhad	18,300	2,997
*Berjaya Retail Berhad	73,480	10,778
Berjaya Sports Toto Berhad	737,364	1,016,478
Boustead Holdings Berhad	159,460	291,915
British American Tobacco Malaysia Berhad	136,500	2,106,399
*Bursa Malaysia Berhad	44,600	121,603
CIMB Group Holdings Berhad	4,009,154	11,014,582
Digi.Com Berhad	329,462	2,760,967
*EON Capital Berhad	175,500	401,014
Fraser & Neave Holdings Berhad	61,000	299,236
Gamuda Berhad	805,700	1,005,734
Genting Berhad	2,185,000	7,633,303
Genting Malaysia Berhad	2,820,500	3,083,618
Genting Plantations Berhad	213,900	592,075
Hong Leong Bank Berhad	501,650	1,516,914
Hong Leong Financial Group Berhad	201,329	578,514
IJM Corp. Berhad	336,560	720,318
IOI Corp. Berhad	3,225,105	6,063,604
Kuala Lumpur Kepong Berhad	443,400	3,100,841
Lafarge Malayan Cement Berhad	259,580	666,771
Malayan Banking Berhad	767,136	2,190,675
*Malaysian Airlines System Berhad	1,089,334	717,898
MISC Berhad	1,391,098	3,785,116
MMC Corp. Berhad	922,900	856,924
Nestle (Malaysia) Berhad	204,500	2,984,549
Oriental Holdings Berhad	253,580	444,448
Parkson Holdings Berhad	186,320	344,700
Petronas Dagangan Berhad	259,300	1,025,552
Petronas Gas Berhad	494,900	1,810,927
Plus Expressways Berhad	2,201,100	3,152,531
PPB Group Berhad	382,800	2,140,074
Public Bank Berhad	67,739	296,416
Public Bank Berhad Foreign Market Shares	1,039,201	4,551,180
RHB Capital Berhad	372,800	1,030,965
Shell Refining Co. Federation of Malaysia Berhad	221,400	781,013
Sime Darby Berhad	2,342,720	7,046,059
SP Setia Berhad	588,950	1,235,639
Star Publications (Malaysia) Berhad	282,400	324,484
Telekom Malaysia Berhad	957,700	1,164,152
Tenaga Nasional Berhad	2,651,250	5,345,144
*UEM Land Holdings Berhad	788,637	699,358
UMW Holdings Berhad	475,466	1,118,528
YTL Corp. Berhad	1,055,885	2,800,000
YTL Power International Berhad	283,040	217,433

TOTAL MALAYSIA		95,474,911

MEXICO — (6.4%)
#America Movil S.A.B. de C.V. Series L	22,479,321	64,096,918
America Movil S.A.B. de C.V. Series L ADR	11,264	641,935
*Cementos de Mexico S.A.B de C.V. Series B	278,511	262,876

1333

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Cemex S.A.B. de C.V. Sponsored ADR	13,000	$123,110
#Coca-Cola Femsa S.A.B. de C.V. Series L	298,900	2,371,538
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	14,139
Corporativo Fragua S.A.B. de C.V. Series B	21	244
El Puerto de Liverpool S.A.B. de C.V.	109,400	757,530
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	11,188,679
*Gruma S.A.B. de C.V. ADR	12,844	110,715
#Grupo Carso S.A.B. de C.V. Series A-1	577,632	1,654,186
Grupo Elektra S.A. de C.V.	94,672	3,950,923
#Grupo Financiero Banorte S.A.B. de C.V.	1,473,229	6,557,940
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	908,264	3,968,180
Grupo Industrial Bimbo S.A.B. de C.V. Series A	392,625	3,334,934
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	241,157
Grupo Mexico S.A.B. de C.V. Series B	4,075,517	16,001,721
#Grupo Modelo S.A.B. de C.V. Series C	731,750	4,498,715
*Grupo Nutrisa S.A. de C.V.	129	406
*Grupo Qumma S.A. de C.V. Series B	1,591	24
*Grupo Televisa S.A. de C.V.	1,704,800	8,195,857
*Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,642,269
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	2,384,226	3,400,141
#Industrias Penoles S.A.B. de C.V.	99,638	3,318,255
#*Inmuebles Carso S.A.B. de C.V.	813,232	864,784
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	613,600	3,391,972
#*Minera Frisco S.A.B. de C.V.	813,232	3,489,302
#Organizacion Soriana S.A.B. de C.V. Series B	1,112,075	3,510,127
*Savia S.A. de C.V.	120,000	7,914
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	169,978
#Telefonos de Mexico S.A.B. de C.V. Series L	6,126,600	5,307,936
#Wal-Mart de Mexico S.A.B. de C.V. Series V	6,300,780	17,524,385

TOTAL MEXICO		171,598,790

PERU — (0.3%)
Cia de Minas Buenaventura S.A. ADR	78,507	3,218,787
*Credicorp, Ltd.	47,716	4,974,870

TOTAL PERU		8,193,657

PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc.	884,000	735,662
Aboitiz Power Corp.	1,073,000	675,523
Ayala Corp. Series A	185,413	1,425,977
Ayala Land, Inc.	4,735,418	1,580,242
Banco de Oro Unibank, Inc.	1,011,418	1,162,945
Bank of the Philippine Islands	1,797,004	2,093,253
*Filipina Water Bottling Corp.	2,006,957	—
Manila Electric Co.	15,000	73,006
Metro Bank & Trust Co.	351,163	515,881
Philippine Long Distance Telephone Co.	42,445	2,355,734
*SM Investments Corp.	6,000	63,783
SM Prime Holdings, Inc.	508,168	119,205

TOTAL PHILIPPINES		10,801,211

POLAND — (1.3%)
Asseco Poland SA	32,672	602,465
Bank Handlowy w Warszawie SA	17,748	589,119
*Bank Millennium SA	247,309	429,430
Bank Pekao SA	133,779	7,967,064
*Bank Przemyslowo Handlowy BPH SA	2,029	49,920
Bank Zackodni WBK SA	35,352	2,691,685
*BRE Bank SA	6,551	693,433
Browary Zywiec SA	13,634	2,635,518

1334

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
Cyfrowy Polsat SA	10,560	$58,218
*Getin Holdings SA	155,860	676,814
*Grupa Lotos SA	16,547	237,482
*ING Bank Slaski SA	1,541	457,563
KGHM Polska Miedz SA	61,000	3,570,192
*Kredyt Bank SA	65,825	351,085
*Mondi Packaging Paper Swiecie SA	12,683	345,231
*Polski Koncern Naftowy Orlen SA	267,237	4,437,069
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	909,630
Powszechna Kasa Oszczednosci Bank Polski SA	267,637	3,835,273
Telekomunikacja Polska SA	653,119	3,822,826
TVN SA	91,082	528,013

TOTAL POLAND		34,888,030

RUSSIA — (4.8%)
*Evraz Group SA GDR	74,992	2,972,538
*Federal Hydrogenerating Co. ADR	773,445	3,840,645
Gazprom OAO Sponsored ADR	1,743,505	46,172,983
Gazpromneft JSC Sponsored ADR	47,396	1,044,671
Lukoil OAO Sponsored ADR	354,178	21,703,412
Magnitogorsk Iron & Steel Works Sponsored GDR	111,820	1,636,605
MMC Norilsk Nickel JSC ADR	597,703	15,155,315
Novolipetsk Steel OJSC GDR	83,762	3,575,696
Novorossiysk Sea Trade Port GDR	10,756	112,516
*Polymetal JSC GDR	64,567	1,067,869
Rosneft Oil Co. GDR	1,184,101	10,129,584
Severstal OAO GDR	106,027	1,917,755
Surgutneftegas Sponsonsored ADR	544,495	6,059,319
Tatneft Sponsored ADR	29,354	1,044,686
*TMK OAO GDR	43,610	877,441
Uralkali Sponsored GDR	111,980	4,241,031
VimpelCom, Ltd. Sponsored ADR	50,835	703,556
VTB Bank OJSC GDR	582,346	4,166,349
*X5 Retail Group NV GDR	59,942	2,546,113

TOTAL RUSSIA		128,968,084

SOUTH AFRICA — (7.3%)
ABSA Group, Ltd.	362,514	6,721,773
African Bank Investments, Ltd.	318,206	1,618,296
African Rainbow Minerals, Ltd.	105,298	3,085,816
*Anglo American Platinum Corp., Ltd.	77,136	7,599,361
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	8,518,563
ArcelorMittal South Africa, Ltd.	225,381	2,575,212
Aspen Pharmacare Holdings, Ltd.	72,465	866,319
Bidvest Group, Ltd.	182,111	3,874,694
Discovery Holdings, Ltd.	357,805	1,875,737
Exxaro Resources, Ltd.	83,898	1,677,888
FirstRand, Ltd.	1,540,707	4,186,128
Freeworld Coatings, Ltd.	88,329	140,144
Gold Fields, Ltd. Sponsored ADR	425,086	6,746,115
Harmony Gold Mining Co., Ltd.	132,269	1,426,467
Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,617,418
Impala Platinum Holdings, Ltd.	478,692	13,628,577
Imperial Holdings, Ltd.	9,026	138,690
Investec, Ltd.	118,615	891,003
Kumba Iron Ore, Ltd.	15,092	947,972
Liberty Holdings, Ltd.	117,508	1,177,873
Massmart Holdings, Ltd.	83,456	1,666,409
*MMI Holdings, Ltd.	260,019	592,173
Mondi, Ltd.	32,757	258,809
MTN Group, Ltd.	1,659,950	29,061,475

1335

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Naspers, Ltd. Series N	324,237	$16,902,641
Nedbank Group, Ltd.	55,383	981,927
Network Healthcare Holdings, Ltd.	251,159	504,827
Pick’n Pay Stores, Ltd.	271,736	1,651,822
Pretoria Portland Cement Co., Ltd.	679,922	2,949,582
PSG Group, Ltd.	95,131	506,599
Sanlam, Ltd.	961,639	3,640,528
Sasol, Ltd. Sponsored ADR	721,569	35,234,214
Shoprite Holdings, Ltd.	489,147	6,080,114
Standard Bank Group, Ltd.	861,864	12,633,816
Steinhoff International Holdings, Ltd.	749,718	2,434,509
*Super Group, Ltd.	1,465,381	153,512
Telkom South Africa, Ltd.	318,908	1,561,680
Tiger Brands, Ltd.	79,054	2,045,219
Truworths International, Ltd.	186,043	1,645,924
Vodacom Group, Ltd.	410,614	4,001,527
Woolworths Holdings, Ltd.	130,252	426,605

TOTAL SOUTH AFRICA		196,247,958

SOUTH KOREA — (14.0%)
*Amorepacific Corp.	3,527	3,424,846
#Cheil Industrial, Inc.	20,690	2,221,681
*Daewoo Engineering & Construction Co., Ltd.	125,248	1,544,947
#Daewoo International Corp.	38,863	1,320,095
Daewoo Securities Co., Ltd.	103,195	2,425,459
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	105,130	3,843,890
*Dongbu Insurance Co., Ltd.	100	4,061
Doosan Corp.	2,358	352,392
Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,053,334
#*Doosan Infracore Co., Ltd.	82,000	2,195,132
*Glovis Co., Ltd.	6,360	886,893
*GS Engineering & Construction Corp.	27,320	2,902,915
*GS Holdings Corp.	42,945	3,201,750
Hana Financial Group, Inc.	112,261	4,461,866
#Hankook Tire Manufacturing Co., Ltd.	84,420	2,088,942
*Hynix Semiconductor, Inc.	181,980	4,827,154
*Hyundai Department Store Co., Ltd.	3,245	380,098
*Hyundai Development Co.	12,558	419,549
*Hyundai Engineering & Construction Co., Ltd.	8,263	642,234
Hyundai Heavy Industries Co., Ltd.	45,582	19,781,752
*Hyundai Merchant Marine Co., Ltd.	26,021	781,893
#*Hyundai Mobis	53,070	12,266,189
Hyundai Motor Co., Ltd.	95,919	15,359,141
*Hyundai Steel Co.	58,560	7,289,475
*Industrial Bank of Korea, Ltd.	78,210	1,188,443
#*Kangwon Land, Inc.	114,660	2,661,304
*KB Financial Group, Inc.	139,085	7,177,366
KCC Corp.	5,799	1,767,913
#Kia Motors Corp.	225,130	11,029,913
*Korea Electric Power Corp.	280,200	7,101,561
Korea Exchange Bank	200,200	1,879,948
*Korea Gas Corp.	27,733	1,037,090
*Korea Zinc Co., Ltd.	1,294	344,725
KT Corp.	117,130	4,373,061
KT&G Corp.	103,590	5,467,446
LG Chemical, Ltd.	32,392	12,189,197
*LG Corp.	118,265	9,005,520
*LG Display Co., Ltd. ADR	187,843	3,183,939
#LG Electronics, Inc.	88,910	9,297,050
LG Household & Healthcare Co., Ltd.	5,120	1,862,096
*LG Uplus Corp.	39,220	229,300

1336

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Lotte Shopping Co., Ltd.	2,285	$925,138
*LS Corp.	5,756	528,007
*NCsoft Corp.	4,942	852,014
*NHN Corp.	8,597	1,533,371
*OCI Co., Ltd.	3,894	1,320,479
POSCO	46,060	18,714,808
Samsung Card Co., Ltd.	23,720	1,173,234
Samsung Corp.	100,930	6,453,033
#Samsung Electro-Mechanics Co., Ltd.	37,767	4,391,759
#Samsung Electronics Co., Ltd.	95,982	84,270,860
Samsung Electronics Co., Ltd. GDR	49,372	21,607,897
Samsung Engineering Co., Ltd.	6,628	1,170,466
Samsung Fire & Marine Insurance, Ltd.	35,022	7,244,067
Samsung Heavy Industries Co., Ltd.	126,000	4,812,505
#Samsung SDI Co., Ltd.	20,352	2,838,370
Samsung Securities Co., Ltd.	33,780	2,671,556
#Samsung Techwin Co., Ltd.	7,702	646,416
*Shinhan Financial Group Co., Ltd.	218,686	9,707,486
*Shinhan Financial Group Co., Ltd. ADR	16,770	1,496,052
#Shinsegae Co., Ltd.	12,596	6,474,451
#SK Co., Ltd.	21,194	3,147,368
#SK Innovation Co., Ltd.	51,889	9,516,867
SK Telecom Co., Ltd.	49,971	7,343,520
S-Oil Corp.	47,310	4,713,582
*Woongjin Coway Co., Ltd.	13,260	413,192

TOTAL SOUTH KOREA		377,438,058

TAIWAN — (12.5%)
#Acer, Inc.	2,805,040	7,620,926
Advanced Semiconductor Engineering, Inc.	3,289,702	4,083,868
Advantech Co., Ltd.	132,000	406,716
#Asia Cement Corp.	2,174,316	2,391,180
#Asustek Computer, Inc.	445,230	3,993,605
*AU Optronics Corp.	1,332,873	1,302,729
*AU Optronics Corp. Sponsored ADR	353,406	3,392,698
#Catcher Technology Co., Ltd.	302,429	1,247,226
Cathay Financial Holdings Co., Ltd.	3,891,738	7,194,759
#Chang Hwa Commercial Bank	2,229,000	1,889,868
#Cheng Shin Rubber Industry Co., Ltd.	1,348,486	2,974,634
Chicony Electronics Co., Ltd.	232,436	505,959
*Chimei Innolux Corp.	3,192,818	4,011,900
*China Airlines, Ltd.	1,086,000	830,027
China Development Financial Holding Corp.	4,762,150	2,179,450
China Life Insurance Co., Ltd.	671,420	700,822
*China Petrochemical Development Corp.	305,000	345,096
China Steel Corp.	9,036,342	10,483,965
Chinatrust Financial Holdings Co., Ltd.	3,493,931	2,965,687
Chunghwa Telecom Co., Ltd. ADR	196,517	5,869,963
#*Chungwa Picture Tubes Co., Ltd.	2,091,415	318,229
Clevo Co., Ltd.	258,643	566,323
Compal Electronics, Inc.	3,781,541	4,989,493
Delta Electronics, Inc.	1,812,366	8,359,983
E.Sun Financial Holding Co., Ltd.	1,957,668	1,331,319
#Epistar Corp.	396,000	1,443,404
*Eva Airways Corp.	856,000	989,136
*Evergreen Marine Corp., Ltd.	751,869	786,622
#Everlight Electronics Co., Ltd.	163,942	496,439
Far Eastern Department Stores Co., Ltd.	390,525	692,697
#Far Eastern New Century Corp.	3,253,987	5,518,423
Far EasTone Telecommunications Co., Ltd.	815,000	1,220,308
#Farglory Land Development Co., Ltd.	134,229	332,821

1337

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
First Financial Holding Co., Ltd.	5,340,838	$4,887,446
Formosa Chemicals & Fiber Co., Ltd.	3,619,445	13,166,705
Formosa Plastics Corp.	5,051,648	17,213,788
Formosa Taffeta Co., Ltd.	605,000	601,173
#Foxconn Technology Co., Ltd.	780,661	3,134,027
Fubon Financial Holding Co., Ltd.	6,236,736	8,663,713
Giant Manufacture Co., Ltd.	86,506	336,606
*HannStar Display Corp.	334,000	65,092
#Highwealth Construction Corp.	213,000	494,845
Hon Hai Precision Industry Co., Ltd.	5,190,997	22,146,817
Hotai Motor Co., Ltd.	330,000	998,617
HTC Corp.	553,558	18,608,424
Hua Nan Financial Holding Co., Ltd.	4,578,066	3,710,642
#*Inotera Memories, Inc.	674,976	424,614
Inventec Co., Ltd.	1,819,358	1,063,125
Kinsus Interconnect Technology Corp.	120,000	386,524
Largan Precision Co., Ltd.	52,860	1,442,203
#LCY Chemical Corp.	84,000	215,237
Lite-On Technology Corp.	1,210,798	1,642,343
#Macronix International Co., Ltd.	2,074,825	1,598,764
#Media Tek, Inc.	736,995	9,997,442
Mega Financial Holding Co., Ltd.	4,782,000	3,870,046
Nan Ya Plastic Corp.	6,152,564	16,960,965
#Nan Ya Printed Circuit Board Corp.	200,940	753,452
#*Nanya Technology Corp.	185,000	116,504
Novatek Microelectronics Corp.	276,000	913,085
#*Pegatron Corp.	1,198,345	1,644,934
Polaris Securities Co., Ltd.	465,000	324,666
Pou Chen Corp.	2,047,487	1,941,321
#Powertech Technology, Inc.	339,836	1,270,506
#President Chain Store Corp.	592,831	2,524,773
#*Qisda Corp.	728,000	512,749
#Quanta Computer, Inc.	662,000	1,396,089
#Richtek Technology Corp.	74,550	579,613
Ruentex Development Co., Ltd.	251,000	377,525
Ruentex Industries, Ltd.	239,000	562,260
*Shin Kong Financial Holding Co., Ltd.	2,977,344	1,502,368
#Siliconware Precision Industries Co.	2,347,324	3,300,657
SinoPac Holdings Co., Ltd.	3,524,000	1,701,862
#Synnex Technology International Corp.	1,019,756	2,681,788
*Taishin Financial Holdings Co., Ltd.	2,099,122	1,212,550
*Taiwan Business Bank	826,800	382,316
Taiwan Cement Corp.	2,650,720	2,846,986
Taiwan Cooperative Bank	3,297,397	2,794,850
Taiwan Fertilizer Co., Ltd.	421,000	1,575,493
Taiwan Glass Industrial Corp.	1,059,476	1,413,706
Taiwan Mobile Co., Ltd.	47,000	110,850
#Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	58,213,575
#*Tatung Co., Ltd.	619,000	144,514
Transcend Information, Inc.	131,181	388,555
Tripod Technology Corp.	217,000	999,271
U-Ming Marine Transport Corp.	551,860	1,185,316
#Unimicron Technology Corp.	769,896	1,592,336
Uni-President Enterprises Corp.	3,845,980	5,259,642
United Microelectronics Corp.	7,733,000	4,754,769
*Walsin Lihwa Corp.	1,287,000	775,608
*Wan Hai Lines Co., Ltd.	336,000	280,147
#*Wintek Corp.	528,000	903,412
#Wistron Corp.	1,314,716	2,566,049
WPG Holdings, Ltd.	461,348	902,733
*Yang Ming Marine Transport Corp.	748,000	751,925

1338

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
#Young Fast Optoelectronics Co., Ltd.	50,294	$501,218
Yuanta Financial Holding Co., Ltd.	3,090,885	2,490,678
Yulon Motor Co., Ltd.	310,000	644,625

TOTAL TAIWAN		337,860,709

THAILAND — (1.7%)
Advance Info Service PCL (Foreign)	1,252,200	3,242,466
Bangkok Bank PCL (Foreign)	329,000	1,602,670
Bangkok Bank PCL (Foreign) NVDR	286,400	1,381,246
Bangkok Dusit Medical Services PCL (Foreign)	82,900	128,798
Bank of Ayudhya PCL (Foreign)	2,590,200	2,062,435
Banpu PCL (Foreign)	113,100	2,687,017
BEC World PCL (Foreign)	975,300	994,399
Charoen Pokphand Foods PCL (Foreign)	3,105,500	2,201,342
CP ALL PCL (Foreign)	1,978,700	2,465,770
Delta Electronics (Thailand) PCL (Foreign)	10	9
Glow Energy PCL (Foreign)	119,000	155,033
IRPC PCL (Foreign)	4,240,300	693,106
Kasikornbank PCL (Foreign)	1,531,600	5,849,775
Krung Thai Bank PCL (Foreign)	4,726,870	2,417,367
Land & Houses PCL (Foreign) NVDR	790,000	141,916
PTT Aromatics & Refining PCL (Foreign)	1,287,137	1,541,481
PTT Chemical PCL (Foreign)	517,460	2,336,484
PTT Exploration & Production PCL (Foreign)	592,000	3,075,449
PTT PCL (Foreign)	649,900	7,046,982
Ratchaburi Electricity Generating Holding PCL (Foreign)	576,300	750,804
Siam Cement PCL (Foreign) (The)	117,100	1,262,156
Siam Cement PCL (Foreign) NVDR (The)	41,600	420,107
Siam City Cement PCL (Foreign)	103,113	724,244
Siam Commercial Bank PCL (Foreign)	1,001,366	3,046,720
Siam Makro PCL (Foreign)	37,200	170,979
Thai Oil PCL (Foreign)	218,000	479,819
*TMB Bank PCL (Foreign)	4,680,000	309,021

TOTAL THAILAND		47,187,595

TURKEY — (1.6%)
Akbank T.A.S.	1,294,079	6,086,942
Anadolu Efes Biracilik ve Malt Sanayi A.S.	241,899	2,983,782
Asya Katilim Bankasi A.S.	151,578	265,549
BIM BirlesikMagazalar A.S.	35,088	1,127,376
*Dogan Sirketler Grubu Holdings A.S.	399,572	274,347
*Dogan Yayin Holding A.S.	3	4
Enka Insaat ve Sanayi A.S.	373,689	1,410,771
*Eregli Demir ve Celik Fabrikalari Turk A.S.	452,355	1,422,518
Ford Otomotiv Sanayi A.S.	91,627	760,638
Koc Holding A.S. Series B	775,171	3,178,634
Tupras Turkiye Petrol Rafinerileri A.S.	130,054	3,380,508
*Turk Hava Yollari A.S.	150,171	484,050
Turkcell Iletisim Hizmetleri A.S.	240,093	1,479,619
Turkiye Garanti Bankasi A.S.	2,273,991	10,164,773
Turkiye Halk Bankasi A.S.	139,950	1,109,976
Turkiye Is Bankasi A.S.	1,484,267	4,683,506
Turkiye Vakiflar Bankasi T.A.O.	385,861	954,561
*Yapi ve Kredi Bankasi A.S.	819,337	2,396,460

TOTAL TURKEY		42,164,014

TOTAL COMMON STOCKS		2,253,004,116

PREFERRED STOCKS — (8.6%)
BRAZIL — (8.6%)
AES Tiete SA	13,900	195,790

1339

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Banco Bradesco SA	1,584,132	$29,269,783
Banco do Estado do Rio Grande do Sul SA	23,200	228,249
Brasil Telecom SA	396,753	3,082,247
Brasil Telecom SA ADR	14,349	335,910
#Braskem SA Preferred A Sponsored ADR	10,200	257,346
#Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	70,200	2,678,832
Cia de Bebidas das Americas SA	415	11,151
Cia de Bebidas das Americas SA Preferred ADR	758,000	20,238,600
Cia de Transmissao de Energia Electrica Paulista Series A	4,800	146,884
Cia Energetica de Minas Gerais SA	382,821	6,292,508
*Cia Paranaense de Energia SA Sponsored ADR Series A	13,000	332,670
Empresa Nasional de Comercio Redito e Participacoes SA	480	5,169
Gerdau SA	756,268	9,686,146
Itau Unibanco Holding SA	1,765,755	37,699,523
Itau Unibanco Holding SA ADR	271,346	5,833,939
Lojas Americanas SA	61,900	497,220
#Petroleo Brasilerio SA ADR	1,376,550	45,770,288
Tele Norte Leste Participacoes SA	118,734	1,893,248
Tele Norte Leste Participacoes SA ADR	127,600	2,018,632
Telecomunicacoes de Sao Paulo SA	96,700	2,347,090
Telemar Norte Leste SA	26,112	788,866
#Tim Participacoes SA ADR	7,400	281,200
Ultrapar Participacoes SA Sponsored ADR	63,577	4,032,689
Usinas Siderurgicas de Minas Gerais SA Series A	387,924	4,521,649
Vale SA Series A	1,412,691	43,212,522
*Vale SA Series B	81,160	—
Vale SA Sponsored ADR	166,500	5,158,170
Vivo Participacoes SA	134,958	4,533,818

TOTAL BRAZIL		231,350,139

TOTAL PREFERRED STOCKS		231,350,139

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*Banco Bradesco SA Preferred Rights 01/31/11	298	109
*Banco Bradesco SA Rights 01/31/11	26,249	119,675

TOTAL BRAZIL		119,784

CHINA — (0.0%)
*HKC Holdings, Ltd. Warrants 06/09/11	240,163	678
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	49

TOTAL CHINA		727

TAIWAN — (0.0%)
*LCY Chemical Corp. Rights 02/09/11	3,854	2,124

TOTAL RIGHTS/WARRANTS		122,635

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $16,005,000 FNMA 2.24%, 07/06/15, valued at $16,425,131) to be repurchased at $16,179,085	$16,179,000	16,179,000

1340

THE EMERGING MARKETS SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@DFA Short Term Investment Fund	194,782,119	$194,782,119
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $2,646,558) to be repurchased at $2,594,681	$2,595	2,594,665

TOTAL SECURITIES LENDING COLLATERAL		197,376,784

TOTAL INVESTMENTS — (100.0%) (Cost $1,354,271,985)##		$2,698,032,674

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$101,361,968	—	—	$101,361,968
Chile	47,293,048	—	—	47,293,048
China	96,675,700	$208,006,493	—	304,682,193
Colombia	7,040,948	—	—	7,040,948
Czech Republic	—	15,447,975	—	15,447,975
Egypt	—	2,845,216	—	2,845,216
Hungary	—	16,642,018	—	16,642,018
India	25,913,607	215,780,567	—	241,694,174
Indonesia	—	65,173,522	—	65,173,522
Israel	—	37	—	37
Malaysia	—	95,474,911	—	95,474,911
Mexico	171,590,446	8,344	—	171,598,790
Peru	8,193,657	—	—	8,193,657
Philippines	—	10,801,211	—	10,801,211
Poland	—	34,888,030	—	34,888,030
Russia	703,556	128,264,528	—	128,968,084
South Africa	54,116,310	142,131,648	—	196,247,958
South Korea	4,679,991	372,758,067	—	377,438,058
Taiwan	9,262,661	328,598,048	—	337,860,709
Thailand	47,187,595	—	—	47,187,595
Turkey	—	42,164,014	—	42,164,014
Preferred Stocks
Brazil	231,350,139	—	—	231,350,139
Rights/Warrants
Brazil	119,784	—	—	119,784
China	727	—	—	727
Taiwan	—	2,124	—	2,124
Temporary Cash Investments	—	16,179,000	—	16,179,000
Securities Lending Collateral	—	197,376,784	—	197,376,784

TOTAL	$805,490,137	$1,892,542,537	—	$2,698,032,674

See accompanying Notes to Schedules of Investments.

1341

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.0%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgia	1	$1

BRAZIL — (7.0%)
Acos Villares SA	2,342,500	1,250,682
AES Tiete SA	53,900	670,618
*All America Latina Logistica SA	68,850	581,546
*Amil Participacoes SA	204,808	1,976,880
*Anhanguera Educacional Participacoes SA	168,300	3,569,036
B2W Cia Global Do Varejo	123,200	2,087,885
Banco ABC Brasil SA	95,764	775,557
Banco Alfa de Investimento SA	700	3,187
Banco Daycoval SA	43,100	316,731
Banco Industrial e Comercial SA	134,420	983,787
*Banco Mercantil do Brasil SA	1,327	10,667
Banco Panamericano SA	111,500	284,946
Banco Pine SA	62,500	520,786
Banco Sofisa SA	92,600	279,975
Bematech SA	68,200	351,443
*Bombril SA	17,600	99,247
*BR Malls Participacoes SA	567,258	5,172,514
Brasil Brokers Participacoes SA	162,800	791,074
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,047,720	571,958
Brookfield Incorporacoes SA	478,362	2,203,917
Camargo Correa Desenvolvimento Imobiliario SA	89,936	400,327
*CETIP SA	39,846	527,790
Cia de Gas de Sao Paulo SA	36,300	984,071
Cia de Saneamento Basico do Estado de Sao Paulo ADR	28,829	1,429,054
Cia de Saneamento de Minas Gerais-Copasa	90,800	1,489,775
Cia de Saneamento do Parana	176,900	333,223
Cia Energetica de Sao Paulo SA	159,900	2,730,948
Cia Hering SA	172,150	2,643,775
Contax Participacoes SA	2,500	43,793
Cosan SA Industria e Comercio	20,000	312,307
CR2 Empreendimentos Imobiliarios SA	9,000	39,359
Cremer SA	56,596	558,508
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	123,033	1,358,792
Diagnosticos Da America SA	507,200	6,161,433
Drogasil SA	154,848	1,114,716
Duratex SA	624,462	5,993,816
Energias do Brazil SA	88,502	1,988,302
*Equatorial Energia SA	88,100	612,015
*Estacio Participacoes SA	76,668	1,103,832
Eternit SA	188,589	1,273,891
Even Construtora e Incorporadora SA	347,950	1,649,003
EZ Tec Empreendimentos e Participacoes SA	103,758	838,430
*Fertilizantes Fosfatados SA	123,100	1,406,794
*Fertilizantes Heringer SA	21,600	100,293
Gafisa SA	480,400	2,942,430
Gafisa SA ADR	180,131	2,255,240
*General Shopping Brasil SA	63,017	453,645
*Globex Utilidades SA	58,737	775,197
#*Gol Linhas Aereas Inteligentes SA ADR	137,727	1,994,287
Grendene SA	201,494	1,109,640
Guararapes Confeccoes SA	14,400	694,538
Helbor Empreendimentos SA	52,924	619,106
*IdeiasNet SA	234,800	550,747
Iguatemi Empresa de Shopping Centers SA	64,800	1,399,442
Industrias Romi SA	77,500	564,879
*Inepar SA Industria e Construcoes	32,940	98,803

1342

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Inpar SA	525,100	$1,017,471
*Iochpe-Maxion SA	69,580	838,992
JHSF Participacoes SA	217,947	423,617
*Joao Fortes Engenharia SA	37,300	255,089
*Kepler Weber SA	1,804,000	367,953
*Kroton Educacional SA	52,867	735,149
Light SA	199,200	3,124,917
*LLX Logistica SA	488,125	1,171,301
Localiza Rent a Car SA	232,600	3,495,384
Lojas Renner SA	273,700	7,946,897
*LPS Brasil Consultoria de Imoveis SA	52,324	1,133,145
*Lupatech SA	34,700	364,288
M Dias Branco SA	44,500	985,063
*M&G Poliester SA	640,780	49,972
*Magnesita Refratarios SA	538,604	3,092,139
*Mahle-Metal Leve SA Industria e Comercio	28,666	778,236
Marfrig Alimentos SA	210,300	1,700,617
Marisa Lojas SA	89,675	1,175,439
Metalfrio Solutions SA	5,100	39,467
*Minerva SA	73,658	289,427
*MMX Mineracao e Metalicos SA	330,084	1,982,148
*MPX Energia SA	69,700	1,154,872
MRV Engenharia e Participacoes SA	300,000	2,537,569
*Multiplan Empreendimentos Imobiliarios SA	82,900	1,590,912
Natura Cosmeticos SA	38,836	994,809
Obrascon Huarte Lain Brasil SA	45,600	1,582,233
OdontoPrev SA	192,800	2,602,358
Parana Banco SA	29,200	225,970
*Paranapanema SA	355,521	1,100,506
*PDG Realty SA Empreendimentos e Participacoes	919,634	5,086,551
*Plascar Participacoes Industriais SA	155,200	307,244
Porto Seguro SA	261,800	4,083,386
*PortX Operacoes Portuarias SA	488,125	995,606
Positivo Informatica SA	50,900	289,165
Profarma Distribuidora de Produtos Farmaceuticos SA	17,400	151,354
*Redentor Energia SA	32,500	155,779
Restoque Comercio e Confeccoes de Roupas SA	32,129	325,733
Rodobens Negocios Imobiliarios SA	33,640	339,841
Rossi Residencial SA	378,090	2,973,550
Santos Brasil Participacoes SA	23,500	348,916
Sao Carlos Empreendimentos e Participacoes SA	52,700	671,811
Sao Martinho SA	83,812	1,206,688
Sao Paulo Alpargatas SA	102,000	715,918
SLC Agricola SA	115,700	1,373,588
Springs Global Participacoes SA	94,700	299,391
Sul America SA	349,548	3,860,451
TAM SA Sponsored ADR	38,100	838,200
Tecnisa SA	40,700	244,158
Tegma Gestao Logistica SA	40,935	526,989
*Tempo Participacoes SA	82,800	210,607
*Tereos Internacional SA	91,900	184,136
Terna Participacoes SA	3,800	70,212
Totvs SA	49,764	4,836,239
Trisul SA	8,838	33,084
Triunfo Participacoes e Investimentos SA	10,100	56,045
Universo Online SA	72,700	632,382
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	77,400	966,716

TOTAL BRAZIL		145,594,317

CHILE — (2.4%)
AFP Cuprum SA	1,398	86,336

1343

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
Aguas Andinas SA Series A	748,702	$379,619
Almendral SA	1,445,104	176,750
Banmedica SA	1,312,094	2,742,581
Besalco SA	270,428	544,175
Cementos Bio-Bio SA	452,622	1,245,835
Cia Cervecerias Unidas SA	204,100	2,217,264
Cia Cervecerias Unidas SA ADR	11,200	607,824
Cia General de Electricidad SA	94,634	558,168
*Cia Sud Americana de Vapores SA	3,074,745	3,308,787
Cintac SA	324,650	262,031
*Corpbanca SA	285,638,523	4,708,425
#Corpbanca SA ADR	31,658	2,525,359
Cristalerias de Chile SA	156,836	1,963,696
*E.CL SA	410,964	1,054,116
Embotelladora Andina SA Series A ADR	248	6,200
Embotelladora Andina SA Series B	431,663	2,085,954
Embotelladora Andina SA Series B ADR	900	27,585
Empresa Electrica Pilmaiquen SA	60,267	248,826
*Empresas Iansa SA	6,287,667	889,018
*Empresas La Polar SA	801,254	4,914,479
ENTEL Chile SA	42,156	715,404
Forus SA	105,661	346,372
Gasco SA	76,171	469,763
Grupo Security SA	136,267	62,042
Industrias Forestales SA	20,000	4,884
Inversiones Aguas Metropolitanas SA	1,598,644	2,464,267
*Invertec Pesquera Mar de Chiloe SA	135,701	77,230
Madeco SA	27,103,448	1,627,217
*Masisa SA	8,936,076	1,368,522
*Multiexport Foods SA	1,680,100	712,791
Parque Arauco SA	787,489	1,673,740
*PAZ Corp. SA	176,257	208,284
Ripley Corp. SA	1,237,107	1,536,143
Salfacorp SA	354,454	1,232,373
Sigdo Koppers SA	259,627	580,238
Socovesa SA	1,370,698	1,103,480
Sonda SA	951,577	2,255,860
Soquimic Comercial SA	562,478	276,460
*Vina Concha Y Toro SA	1,210,803	2,831,304
Vina Concha Y Toro SA Sponsored ADR	1,725	79,695
Vina San Pedro Tarapaca SA	40,113,498	368,593

TOTAL CHILE		50,547,690

CHINA — (12.4%)
#361 Degrees International, Ltd.	1,483,000	1,040,571
#A8 Digital Music Holdings, Ltd.	404,000	151,622
#Agile Property Holdings, Ltd.	1,580,000	2,369,411
Ajisen China Holdings, Ltd.	627,000	960,707
AMVIG Holdings, Ltd.	538,000	404,887
Anhui Expressway Co., Ltd.	834,000	689,572
Anhui Tianda Oil Pipe Co., Ltd.	550,000	247,146
Anta Sports Products, Ltd.	467,000	752,077
Anton Oilfield Services Group	998,000	133,723
#Asia Cement China Holdings Corp.	596,000	311,992
*Asia Energy Logistics Group, Ltd.	460,000	6,580
*AVIC International Holding HK, Ltd.	4,778,000	209,235
#*AviChina Industry & Technology Co., Ltd. Series H	3,146,788	1,507,833
Baoye Group Co., Ltd.	1,802,000	1,202,679
#Beijing Capital International Airport Co., Ltd.	3,390,000	1,813,131
Beijing Capital Land, Ltd.	4,358,500	1,456,559
*Beijing Development HK, Ltd.	507,000	92,317

1344

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Beijing Enterprises Water Group, Ltd.	3,621,107	$1,430,593
Beijing Jingkelong Co., Ltd.	316,749	436,842
#Beijing North Star Co., Ltd. Series H	1,266,000	337,512
*Beijing Properties Holdings, Ltd.	4,007,061	355,616
#Bosideng International Holdings, Ltd.	3,452,000	1,075,590
*Brilliance China Automotive Holdings, Ltd.	12,088,000	9,134,809
BYD Electronic International Co., Ltd.	1,426,390	952,045
Central China Real Estate, Ltd.	1,000,000	308,781
#Centron Telecom International Holdings, Ltd.	453,100	106,076
#Chaoda Modern Agriculture Holdings, Ltd.	5,100,178	3,664,151
China Aerospace International Holdings, Ltd.	8,318,500	1,135,881
China Agri-Industries Holdings, Ltd.	4,000	4,307
China Aoyuan Property Group, Ltd.	2,026,000	381,477
China Automation Group, Ltd.	826,000	635,061
China BlueChemical, Ltd.	1,890,000	1,561,842
*China Chengtong Development Group, Ltd.	2,024,000	122,549
China Communications Services Corp., Ltd.	2,188,000	1,349,750
#China Dongxiang Group Co., Ltd.	4,454,638	1,946,320
#*China Energine International Holdings, Ltd.	2,302,000	184,064
*China Environmental Resources Group, Ltd.	112,000	3,476
#China Everbright International, Ltd.	5,281,800	2,685,469
#China Everbright, Ltd.	650,000	1,355,225
#China Foods, Ltd.	1,588,000	978,386
#China Gas Holdings, Ltd.	5,115,500	2,243,914
*China Grand Forestry Green Resources Group, Ltd.	10,756,000	345,189
#China Green Holdings, Ltd.	912,000	896,573
#China Haidian Holdings, Ltd.	1,480,000	198,256
#China High Speed Transmission Equipment Group Co., Ltd.	1,762,422	2,710,025
#China Huiyuan Juice Group, Ltd.	830,000	570,529
#China Lumena New Materials Corp.	1,270,000	441,037
#*China Metal Recycling Holdings, Ltd.	679,086	783,500
*China Mining Resources Group, Ltd.	20,164,900	446,832
#*China Molybdenum Co., Ltd.	1,135,000	1,075,544
China National Materials Co., Ltd.	2,105,000	1,811,588
China Nickel Resources Holding Co., Ltd.	716,000	126,535
#*China Oil & Gas Group, Ltd.	6,280,000	680,498
#China Pharmaceutical Group, Ltd.	1,487,877	827,494
#China Power International Development, Ltd.	5,805,200	1,187,096
*China Power New Energy Development Co., Ltd.	6,140,000	571,454
#*China Precious Metal Resources Holdings Co., Ltd.	2,912,318	620,849
*China Properties Group, Ltd.	1,122,000	386,073
#*China Qinfa Group, Ltd.	568,000	359,657
#*China Rare Earth Holdings, Ltd.	1,324,000	585,313
China Resources Gas Group, Ltd.	870,000	1,182,036
*China Resources Microelectronics, Ltd.	4,651,250	234,141
*China Seven Star Shopping, Ltd.	5,840,000	87,047
*China Shanshui Cement Group, Ltd.	2,325,000	1,819,035
#China Shineway Pharmaceutical Group, Ltd.	591,200	1,497,279
*China Singyes Solar Technologies Holdings, Ltd.	422,000	355,227
China Starch Holdings, Ltd.	2,805,000	195,280
China State Construction International Holdings, Ltd.	3,580,800	3,541,144
*China Travel International Investment Hong Kong, Ltd.	13,617,900	3,016,291
#China Water Affairs Group, Ltd.	1,746,000	663,917
China Wireless Technologies, Ltd.	2,130,832	1,187,228
China Yurun Food Group, Ltd.	796,000	2,593,072
*China Zenith Chemical Group, Ltd.	2,050,000	52,187
#*China Zhongwang Holdings, Ltd.	766,400	368,762
*Chinese People Holdings Co., Ltd.	168,000	4,982
#*Chongqing Iron & Steel Co., Ltd.	1,681,400	450,925
Chongqing Machinery & Electric Co., Ltd.	1,518,000	517,055
*CIMC Enric Holdings, Ltd.	256,000	108,754

1345

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Citic 21CN Co., Ltd.	4,363,200	$502,570
*CITIC Resources Holdings, Ltd.	8,560,600	1,792,957
*Clear Media, Ltd.	77,000	50,147
*CNNC International, Ltd.	360,042	315,610
*Coastal Greenland, Ltd.	1,776,000	118,942
#Comba Telecom Systems Holdings, Ltd.	1,176,479	1,263,219
#COSCO International Holdings, Ltd.	3,287,000	1,957,990
COSCO Pacific, Ltd.	1,232,000	2,304,636
#Coslight Technology International Group, Ltd.	170,000	97,205
#CP Pokphand Co., Ltd.	4,528,594	612,466
Dachan Food Asia, Ltd.	426,955	81,830
Dalian Port (PDA) Co., Ltd.	1,340,000	551,031
Daphne International Holdings, Ltd.	1,508,000	1,454,183
Dawnrays Pharmaceutical Holdings, Ltd.	906,943	385,588
#Digital China Holdings, Ltd.	1,021,800	1,968,375
Dongfang Electric Co., Ltd.	3,600	15,310
Dongyue Group	1,582,000	864,224
Dynasty Fine Wines Group, Ltd.	670,000	311,513
Embry Holdings, Ltd.	190,000	154,548
*Enerchina Holdings, Ltd.	10,646,167	231,442
ENN Energy Holdings, Ltd.	2,178,000	6,519,176
#*Extrawell Pharmaceutical Holdings, Ltd.	2,657,921	174,368
First Tractor Co., Ltd.	523,176	496,540
#Franshion Properties China, Ltd.	5,624,300	1,629,718
#Fufeng Group, Ltd.	904,000	728,080
Fushan International Energy Group, Ltd.	3,236,000	2,195,360
*GCL Poly Energy Holdings, Ltd.	2,687,680	1,263,535
#Geely Automobile Holdings, Ltd.	4,175,000	1,977,314
#*Global Bio-Chem Technology Group Co., Ltd.	3,318,800	539,228
*Global Sweeteners Holdings, Ltd.	506,951	95,302
Goldbond Group Holdings, Ltd.	1,150,000	60,685
Golden Eagle Retail Group, Ltd.	520,000	1,426,423
#*Golden Meditech Holdings, Ltd.	2,296,000	431,585
Goldlion Holdings, Ltd.	394,962	167,949
Good Friend International Holdings, Inc.	246,667	201,772
#Great Wall Motor Co., Ltd.	1,746,250	2,769,773
Great Wall Technology Co., Ltd.	790,950	398,093
Greentown China Holdings, Ltd.	1,032,648	1,183,712
Guangdong Investment, Ltd.	5,402,000	2,762,752
#Guangshen Railway Co., Ltd. Sponsored ADR	26,271	536,454
Guangzhou Automobile Group Co., Ltd.	1,641,078	2,119,260
#*Guangzhou Investment Co., Ltd.	10,043,432	2,447,519
Guangzhou Pharmaceutical Co., Ltd.	394,000	584,397
#Guangzhou R&F Properties Co., Ltd.	742,400	1,097,268
Guangzhou Shipyard International Co., Ltd.	280,000	614,350
#GZI Transportation, Ltd.	2,038,018	1,153,671
*Haier Electronics Group Co., Ltd.	1,121,000	1,180,971
Hainan Meilan International Airport Co., Ltd.	175,000	207,240
Haitian International Holdings, Ltd.	557,000	622,747
Harbin Power Equipment Co., Ltd.	1,235,413	1,562,033
Heng Tai Consumables Group, Ltd.	3,986,250	601,022
#Hengdeli Holdings, Ltd.	2,582,000	1,455,198
#*Hi Sun Technology (China), Ltd.	2,862,000	1,041,029
#Hidili Industry International Development, Ltd.	1,882,000	1,619,056
#*HKC Holdings, Ltd.	14,610,447	819,699
*Hong Kong Energy Holdings, Ltd.	172,095	11,750
#*Honghua Group, Ltd.	2,443,000	330,018
Hopewell Highway Infrastructure, Ltd.	116,500	91,370
#*Hopson Development Holdings, Ltd.	3,476,000	3,961,387
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,348,800	434,733
Huabao International Holdings, Ltd.	1,127,014	1,667,323

1346

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	$3,459,818
#*Inspur International, Ltd.	3,090,000	267,058
*Interchina Holdings Co., Ltd.	2,250,000	374,807
Intime Department Store Group Co., Ltd.	1,038,000	1,521,780
*Jingwei Textile Machinery Co., Ltd.	232,000	172,897
#Ju Teng International Holdings, Ltd.	1,271,856	595,189
*Kai Yuan Holdings, Ltd.	7,500,000	251,369
*Kasen International Holdings, Ltd.	222,000	41,918
Kingboard Chemical Holdings, Ltd.	351,500	2,007,420
Kingboard Laminates Holdings, Ltd.	1,613,000	1,601,207
#Kingdee International Software Group Co., Ltd.	1,676,000	1,107,710
#Kingsoft Corp., Ltd.	1,167,000	642,155
*Kingway Brewery Holdings, Ltd.	4,396,800	1,064,741
KWG Property Holding, Ltd.	2,540,450	1,901,503
Lai Fung Holdings, Ltd.	6,301,720	275,787
#Lee & Man Paper Manufacturing, Ltd.	1,626,800	1,134,963
#Li Ning Co., Ltd.	1,049,335	2,011,664
Lianhua Supermarket Holdings Co., Ltd.	326,000	1,521,843
#Lijun International Pharmaceutical Holding, Ltd.	2,413,826	629,702
#Lingbao Gold Co., Ltd.	1,384,000	1,070,612
#Little Sheep Group, Ltd.	611,000	379,916
#Lonking Holdings, Ltd.	6,648,000	3,883,393
*Loudong General Nice Resources China Holdings, Ltd.	2,218,117	268,505
#Maoye International Holdings, Ltd.	1,702,000	758,649
*Media China Corp, Ltd.	2,600,000	11,338
MIN XIN Holdings, Ltd.	266,000	131,877
*Mingfa Group International Co., Ltd.	54,000	19,063
#Mingyuan Medicare Development Co., Ltd.	3,530,000	450,352
*Minmetals Land, Ltd.	2,496,000	512,252
#*Minmetals Resources, Ltd.	4,398,000	2,985,830
Minth Group, Ltd.	889,000	1,350,818
*Nan Hai Corp, Ltd.	19,200,000	143,110
*Nanjing Panda Electronics Co., Ltd.	434,000	128,797
NetDragon Websoft, Inc.	207,044	97,794
New World China Land, Ltd.	2,969,367	1,209,741
New World Department Store China, Ltd.	850,462	656,474
*Northeast Electric Development Co., Ltd.	338,000	64,276
#*Oriental Ginza Holdings, Ltd.	149,000	26,678
*Overseas Chinese Town Asia Holdings, Ltd.	388,183	211,896
Pacific Online, Ltd.	213,150	112,767
#*PetroAsian Energy Holdings, Ltd.	3,936,000	250,320
#*Poly Hong Kong Investment, Ltd.	2,922,932	2,735,290
Ports Design, Ltd.	620,000	1,710,843
*Pou Sheng International Holdings, Ltd.	1,904,806	308,518
#Prosperity International Holdings HK, Ltd.	1,800,000	111,086
Qin Jia Yuan Media Services Co., Ltd.	652,000	124,265
Qingling Motors Co., Ltd. Series H	1,356,000	394,141
*Qunxing Paper Holdings Co., Ltd.	669,913	228,557
Regent Manner International, Ltd.	506,000	415,406
REXLot Holdings, Ltd.	9,950,000	1,089,428
*Richly Field China Development, Ltd.	5,030,000	151,632
#Road King Infrastructure, Ltd.	55,000	50,424
Samson Holding, Ltd.	1,290,000	282,399
*Semiconductor Manufacturing International Corp.	93,483,000	7,325,899
#Shandong Chenming Paper Holdings, Ltd. Series H	510,500	436,696
Shandong Molong Petroleum Machinery Co., Ltd.	203,068	266,493
*Shandong Xinhua Pharmaceutical Co., Ltd.	216,000	91,187
#Shanghai Forte Land Co., Ltd.	1,604,000	696,843
*Shanghai Industrial Urban Development Group, Ltd.	1,594,025	603,541
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	2,064,000	491,921
Shanghai Prime Machinery Co., Ltd.	4,280,000	1,140,506

1347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shanghai Zendai Property, Ltd.	7,225,000	$269,290
*Shenguan Holdings Group, Ltd.	62,000	83,399
Shenji Group Kunming Machine Tool Co., Ltd.	182,250	124,734
Shenzhen Expressway Co., Ltd.	1,724,400	1,017,839
Shenzhen International Holdings, Ltd.	42,344,300	3,763,642
Shenzhen Investment, Ltd.	10,080,000	3,579,457
#Shenzhou International Group, Ltd.	442,000	517,273
Shougang Concord Century Holdings, Ltd.	1,659,153	175,322
*Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,680,257
#Shui On Land, Ltd.	5,074,909	2,435,454
#Sichuan Expressway Co., Ltd.	1,552,000	982,166
#Silver base Group Holdings, Ltd.	539,000	392,175
Silver Grant International Industries, Ltd.	2,260,000	765,999
#SIM Technology Group, Ltd.	1,150,000	229,052
#Sino Biopharmaceutical, Ltd.	3,988,000	1,290,326
#*Sino Oil & Gas Holdings, Ltd.	9,787,766	525,168
*Sino Union Energy Investment Group, Ltd.	3,990,000	328,834
SinoCom Software Group, Ltd.	1,550,200	173,598
#*Sinofert Holdings, Ltd.	2,267,327	1,267,741
*Sino-i Technology, Ltd.	1,970,000	13,214
Sinolink Worldwide Holdings, Ltd.	10,218,800	1,499,326
SinoMedia Holding, Ltd.	365,000	126,115
Sinopec Kantons Holdings, Ltd.	612,000	381,621
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	1,540,000	863,880
#Sinotrans Shipping, Ltd.	2,115,086	780,339
Sinotrans, Ltd.	2,061,000	557,635
Sinotruk Hong Kong, Ltd.	1,282,000	1,194,757
Skyworth Digital Holdings, Ltd.	6,672,815	4,181,651
#Soho China, Ltd.	2,320,083	1,837,649
#*Solargiga Energy Holdings, Ltd.	934,000	217,406
Sparkle Roll Group, Ltd.	1,992,000	360,054
SPG Land Holdings, Ltd.	565,425	306,969
#SRE Group, Ltd.	11,833,053	1,190,801
Sunny Optical Technology Group Co., Ltd.	507,000	149,783
Tak Sing Alliance Holdings, Ltd.	955,257	124,186
TCC International Holdings, Ltd.	1,121,098	432,236
TCL Communication Technology Holdings, Ltd.	1,938,198	2,147,043
TCL Multimedia Technology Holdings, Ltd.	2,068,510	823,732
Tian An China Investments Co., Ltd.	641,000	444,773
Tiangong International Co., Ltd.	242,000	159,496
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	574,565
#*Tianjin Development Holdings, Ltd.	1,515,800	1,290,161
#Tianjin Port Development Holdings, Ltd.	3,016,800	776,884
#*Tianneng Power International, Ltd.	982,048	427,243
#Tomson Group, Ltd.	1,060,443	438,915
#Towngas China Co., Ltd.	2,893,000	1,488,824
TPV Technology, Ltd.	609,964	381,853
Travelsky Technology, Ltd.	1,156,727	1,169,878
Truly International Holdings, Ltd.	2,883,573	761,886
*Uni-President China Holdings, Ltd.	2,164,000	1,224,108
#*United Energy Group, Ltd.	5,244,450	967,437
*United Gene High-Tech Group, Ltd.	6,880,000	97,216
#Vinda International Holdings, Ltd.	495,000	466,362
#VODone, Ltd.	3,130,000	1,033,857
#*Wasion Group Holdings, Ltd.	826,000	435,076
Weichai Power Co., Ltd.	1,200	8,231
Weiqiao Textile Co., Ltd.	2,212,000	2,077,566
Welling Holding, Ltd.	7,036,000	376,850
Wumart Stores, Inc.	16,000	33,753
Wuyi International Pharmaceutical Co., Ltd.	540,000	45,144
Xiamen International Port Co., Ltd.	5,166,000	1,090,579

1348

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Xingda International Holdings, Ltd.	1,447,000	$1,430,913
Xinhua Winshare Publishing & Media Co., Ltd.	668,103	398,918
#Xinjiang Xinxin Mining Industry Co., Ltd.	1,003,598	633,512
#Xiwang Sugar Holdings Co., Ltd.	1,803,178	513,248
#XTEP International Holdings, Ltd.	974,500	643,130
Yip’s Chemical Holdings, Ltd.	382,000	459,980
Yorkey Optical International Cayman, Ltd.	95,774	17,803
Zhaojin Mining Industry Co., Ltd.	226,667	835,181
Zhejiang Expressway Co., Ltd.	1,064,000	992,266
#*Zhejiang Glass Co., Ltd.	445,000	141,548
*Zhong An Real Estate, Ltd.	890,400	207,397
#Zhuzhou CSR Times Electric Co., Ltd.	662,000	2,557,067

TOTAL CHINA		257,806,635

HUNGARY — (0.2%)
*Danubius Hotel & Spa NYRT	45,091	906,800
Egis Gyogyszergyar NYRT	197	21,240
#*FHB Mortgage Bank NYRT	75,102	373,104
*Fotex Holding SE Co., Ltd.	119,895	232,378
#*PannErgy P.L.C.	127,046	574,095
#*RABA Automotive Holding NYRT	233,233	976,278
Zwack Unicum NYRT	876	62,366

TOTAL HUNGARY		3,146,261

INDIA — (10.2%)
3i Infotech, Ltd.	52,641	56,963
*3M India, Ltd.	4,978	376,321
Aban Offshore, Ltd.	23,565	345,349
ABG Shipyard, Ltd.	2,377	18,110
*Abhishek Industries, Ltd.	72,829	22,727
*Adhunik Metaliks, Ltd.	54,118	106,542
Aditya Birla Nuvo, Ltd.	45,370	746,074
Ador Welding, Ltd.	821	3,112
*Advanta India, Ltd.	2,743	19,937
Aegis Logistics, Ltd.	12,072	72,664
*Agre Developers, Ltd.	140	181
Agro Tech Foods, Ltd.	39,674	279,725
AIA Engineering, Ltd.	44,021	372,848
Ajmera Realty & Infra India, Ltd.	33,510	125,453
Akzo Nobel India, Ltd.	50,985	795,766
Alembic, Ltd.	265,727	396,993
Allahabad Bank, Ltd.	225,629	1,001,152
Allcargo Global Logistics, Ltd.	2,424	7,132
Alok Industries, Ltd.	669,944	381,284
Alstom Projects India, Ltd.	49,538	631,645
Amara Raja Batteries, Ltd.	36,531	135,377
Amtek Auto, Ltd.	124,386	327,256
Anant Raj Industries, Ltd.	256,883	565,313
Andhra Bank, Ltd.	250,198	761,014
Ansal Properties & Infrastructure, Ltd.	196,315	180,701
*Apar Industries, Ltd.	1,124	5,182
Apollo Hospitals Enterprise, Ltd.	249,642	2,673,607
Apollo Tyres, Ltd.	663,125	745,934
Aptech, Ltd.	69,254	169,571
*Arvind Mills, Ltd.	279,573	393,154
*Asahi India Glass, Ltd.	220,013	421,649
*Ashapura Minechem, Ltd.	3,185	2,299
Ashok Leyland, Ltd.	620,254	800,091
Asian Hotels East, Ltd.	13,104	92,339
Asian Hotels West, Ltd.	6,100	27,725
Asian Hotels, Ltd.	753	3,884

1349

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Aurobindo Pharma, Ltd.	108,294	$2,806,350
Automotive Axles, Ltd.	19,185	155,735
Aventis Pharma, Ltd.	23,466	953,875
*Bajaj Electricals, Ltd.	61,976	293,327
Bajaj Finance, Ltd.	54,772	718,473
Bajaj Finserv, Ltd.	99,730	892,157
Bajaj Hindusthan, Ltd.	187,606	337,062
Bajaj Holdings & Investment, Ltd.	80,342	1,276,825
Balaji Telefilms, Ltd.	32,776	25,579
Balkrishna Industries, Ltd.	18,360	49,991
Ballarpur Industries, Ltd.	910,052	625,870
Balmer Lawrie & Co., Ltd.	23,290	270,800
Balrampur Chini Mills, Ltd.	745,160	1,151,496
Bank of Maharashtra, Ltd.	437,791	564,299
Bannari Amman Sugars, Ltd.	15,919	244,150
*BASF India, Ltd.	8,370	104,836
Bata India, Ltd.	86,199	595,158
BEML, Ltd.	13,315	251,116
Bengal & Assam Co., Ltd.	3,943	23,861
Berger Paints India, Ltd.	531,407	1,011,907
BGR Energy Systems, Ltd.	56,630	681,739
Bharat Electronics, Ltd.	3,242	123,952
Bharat Forge, Ltd.	228,003	1,712,748
Bharati Shipyard, Ltd.	44,652	160,837
Bhushan Steel, Ltd.	391,545	3,396,799
Binani Cement, Ltd.	19,970	39,730
Biocon, Ltd.	56,399	432,012
Birla Corp., Ltd.	104,359	731,729
Bl Kashyap & Sons, Ltd.	9,220	5,226
Blue Dart Express, Ltd.	16,011	365,576
Blue Star, Ltd.	119,701	876,871
Bombay Burmah Trading Co.	10,000	90,654
Bombay Dyeing & Manufacturing Co., Ltd.	56,142	473,734
Bombay Rayon Fashions, Ltd.	78,213	402,679
Brigade Enterprises, Ltd.	21,984	44,640
Britannia Industries, Ltd.	151,875	1,250,340
Cadila Healthcare, Ltd.	108,206	1,942,935
Carborundum Universal, Ltd.	152,175	809,094
Central Bank of India	333,573	1,251,845
Centum Electronics, Ltd.	6,822	16,226
Century Enka, Ltd.	7,619	29,957
Century Plyboards India, Ltd.	137,796	174,949
Century Textiles & Industries, Ltd.	39,259	282,767
CESC, Ltd.	164,998	1,112,757
Chambal Fertilizers & Chemicals, Ltd.	539,201	848,135
*Chemplast Sanmar, Ltd.	79,745	11,227
Chennai Petroleum Corp., Ltd.	155,542	723,750
Cholamandalam Investment & Finance Co., Ltd.	71,956	275,075
City Union Bank, Ltd.	630,312	580,255
Clariant Chemicals (India), Ltd.	25,417	388,599
CMC, Ltd.	27,821	1,192,992
Core Projects & Technologies, Ltd.	79,632	481,713
Coromandel International, Ltd.	436,106	2,200,707
Corp. Bank	54,163	681,935
Crisil, Ltd.	10,145	1,296,925
Crompton Greaves, Ltd.	46,897	285,983
Cummins India, Ltd.	50,088	796,211
*Dalmia Bharat Enterprises, Ltd.	60,289	268,484
Dalmia Cement (Bharat), Ltd.	60,289	36,879
DCM Shriram Consolidated, Ltd.	258,455	252,290
Deccan Chronicle Holdings, Ltd.	65,585	131,081

1350

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Deepak Fertilizers & Petrochemicals Corp., Ltd.	143,664	$498,913
*Development Credit Bank, Ltd.	194,400	202,603
Dewan Housing Finance Corp., Ltd.	105,016	608,080
Dhanalakshmi Bank, Ltd.	104,914	217,975
*Dish TV (India), Ltd.	764,403	990,076
Dishman Pharmaceuticals & Chemicals, Ltd.	109,719	320,083
Divi’s Laboratories, Ltd.	48,396	672,502
Dredging Corp. of India, Ltd.	1,727	14,664
E.I.D. - Parry (India), Ltd.	285,956	1,397,256
eClerx Services, Ltd.	15,047	225,162
Edelweiss Capital, Ltd.	347,210	308,320
Eicher Motors, Ltd.	44,035	995,680
EIH, Ltd.	237,681	550,707
Elder Pharmaceuticals, Ltd.	41,972	344,557
Electrosteel Casings, Ltd.	384,060	293,254
Elgi Equipments, Ltd.	224,474	404,587
*Entertainment Network India, Ltd.	2,406	11,571
Era Infra Engineering, Ltd.	152,122	663,555
Esab India, Ltd.	26,438	288,289
Escorts, Ltd.	105,268	303,252
*Ess Dee Aluminium, Ltd.	10,956	98,130
*Essar Shipping Ports & Logistics, Ltd.	314,674	681,696
Essel Propack, Ltd.	229,455	244,024
Eveready Industries (India), Ltd.	108,836	114,024
Everest Kanto Cylinder, Ltd.	35,000	60,771
*Everonn Education, Ltd.	15,592	200,528
Exide Industries, Ltd.	678,652	1,900,406
FAG Bearings (India), Ltd.	26,817	472,265
FDC, Ltd.	245,896	541,941
Federal Bank, Ltd.	315,740	2,510,145
*Federal-Mogul Goetze (India), Ltd.	60,504	208,735
Financial Technologies (India), Ltd.	47,781	743,574
Finolex Cables, Ltd.	253,437	265,833
Finolex Industries, Ltd.	229,394	434,258
*Fortis Healthcare, Ltd.	206,429	584,934
*Fresenius Kabi Oncology, Ltd.	11,883	26,059
*Future Capital Holdings, Ltd.	22,687	77,434
Gammon India, Ltd.	141,799	437,429
*Gammon Infrastructure Projects, Ltd.	50,558	20,929
*Ganesh Housing Corp., Ltd.	4,928	16,955
Gateway Distriparks, Ltd.	16,891	39,276
Geodesic, Ltd.	144,811	253,608
*Geojit BNP Paribas Financial Services, Ltd.	103,199	58,534
GHCL, Ltd.	159,986	143,818
*GIC Housing Finance, Ltd.	25,592	59,989
Gillette India, Ltd.	9,020	338,408
Gitanjali Gems, Ltd.	51,190	224,138
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	2,437,014
Glenmark Pharmaceuticals, Ltd.	157,157	1,052,994
Godfrey Phillips India, Ltd.	2,778	119,388
Godrej Consumer Products, Ltd.	295,660	2,387,943
Godrej Industries, Ltd.	263,939	1,004,676
*Gokul Refoils & Solvent, Ltd.	34,274	71,112
Graphite India, Ltd.	221,802	459,668
Great Eastern Shipping Co., Ltd.	123,717	828,103
Great Offshore, Ltd.	42,090	275,716
Greaves Cotton, Ltd.	461,835	936,173
Grindwell Norton, Ltd.	18,171	88,016
Gruh Finance, Ltd.	21,586	179,483
*GTL Infrastructure, Ltd.	516,486	454,816
GTL, Ltd.	172,195	1,558,095

1351

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Gujarat Alkalies & Chemicals, Ltd.	135,835	$365,001
Gujarat Ambuja Exports, Ltd.	180,510	140,041
Gujarat Fluorochemicals, Ltd.	145,154	821,434
Gujarat Gas Co., Ltd.	171,320	1,307,738
*Gujarat Industries Power Co., Ltd.	44,878	88,770
Gujarat Mineral Development Corp., Ltd.	140,721	371,960
Gujarat Narmada Valley Fertilizers Co., Ltd.	190,388	458,696
Gujarat State Fertilizers & Chemicals, Ltd.	97,061	715,433
Gujarat State Petronet, Ltd.	353,000	787,204
Gulf Oil Corp., Ltd.	25,870	48,988
*GVK Power & Infrastructure, Ltd.	1,583,009	1,137,678
H.E.G., Ltd.	58,975	262,168
HCL Infosystems, Ltd.	280,963	668,022
*HeidelbergCement India, Ltd.	274,729	212,845
Hexaware Technologies, Ltd.	166,745	410,363
Hikal, Ltd.	17,498	124,010
*Himachal Futuristic Communications, Ltd.	755,779	164,991
Hinduja Global Solutions, Ltd.	36,075	275,562
Hinduja Ventures, Ltd.	36,075	248,011
Hindustan Construction Co., Ltd.	1,024,402	826,072
*Hindustan Dorr Oliver, Ltd.	32,328	64,135
Hindustan Oil Exploration Co., Ltd.	82,488	331,838
Hindustan Petroleum Corp, Ltd.	10,181	79,966
*Hitachi Home & Life Solutions India, Ltd.	3,997	17,506
Honeywell Automation India, Ltd.	6,781	353,331
Hotel Leelaventure, Ltd.	513,732	450,307
*Housing Development & Infrastructure, Ltd.	242,931	699,781
*HSIL, Ltd.	69,904	196,506
HT Media, Ltd.	62,428	203,208
*IBN18 Broadcast, Ltd.	98,351	203,045
ICSA (India), Ltd.	32,960	86,777
IDBI Bank, Ltd.	245,091	757,373
IFCI, Ltd.	1,141,882	1,328,981
India Cements, Ltd.	225,053	485,810
India Infoline, Ltd.	298,061	495,303
Indiabulls Financial Services, Ltd.	394,273	1,355,042
*Indiabulls Real Estate, Ltd.	819,489	2,162,074
*Indian Bank	195,906	900,471
Indian Hotels Co., Ltd.	844,799	1,656,369
Indian Overseas Bank	281,046	800,558
*Indo Rama Synthetics (India), Ltd.	136,867	191,114
Indoco Remedies, Ltd.	12,300	116,193
*Indraprastha Gas, Ltd.	65,891	461,471
*IndusInd Bank, Ltd.	447,357	2,193,142
INEIS ABS India, Ltd.	23,441	192,220
Info Edge India, Ltd.	21,484	255,444
*Infomedia 18, Ltd.	6,118	2,705
Infotech Enterprises, Ltd.	174,836	631,979
ING Vysya Bank, Ltd.	21,126	140,835
Ipca Laboratories, Ltd.	163,730	1,077,188
IRB Infrastructure Developers, Ltd.	235,476	1,035,881
*Ispat Industries, Ltd.	738,688	395,868
*IVRCL Assets & Holdings, Ltd.	42,772	52,354
IVRCL Infrastructures & Projects, Ltd.	493,562	868,538
J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	351,620
Jagran Prakashan, Ltd.	191,955	514,378
*Jai Balaji Industries, Ltd.	13,224	58,151
Jain Irrigation Systems, Ltd.	556,840	2,332,130
*Jaiprakash Power Ventures, Ltd.	236,636	233,540
Jammu & Kashmir Bank, Ltd.	74,481	1,201,786
JBF Industries, Ltd.	99,101	369,106

1352

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Jet Airways (India), Ltd.	45,144	$549,642
*Jindal Drilling & Industries, Ltd.	17,288	170,708
Jindal Poly Films, Ltd.	58,808	542,648
Jindal Saw, Ltd.	367,590	1,684,041
*Jindal South West Holdings, Ltd.	5,008	111,810
JK Cement, Ltd.	900	2,484
JK Lakshmi Cement, Ltd.	17,485	18,053
JK Tyre & Industries, Ltd.	16,997	38,096
JM Financial, Ltd.	491,980	278,086
*JSL Stainless, Ltd.	207,228	418,749
*Jubilant Industries, Ltd.	4,575	6,477
Jubilant Organosys, Ltd.	94,247	463,411
*Jyothy Laboratories, Ltd.	41,393	211,297
*Jyoti Structures, Ltd.	116,466	280,787
K.S.B. Pumps, Ltd.	15,895	163,876
Kalpataru Power Transmission, Ltd.	9,420	28,812
*Kansai Nerolac Paints, Ltd.	198	3,852
Karnataka Bank, Ltd.	198,190	578,409
Karur Vysya Bank, Ltd.	114,037	1,261,901
Karuturi Global, Ltd.	100,135	41,655
KEC International, Ltd.	251,290	486,400
Kesoram Industries, Ltd.	83,108	383,336
*Kewal Kiran Clothing, Ltd.	1,501	18,427
*Kingfisher Airlines, Ltd.	151,449	167,642
*Kiri Dyes & Chemicals, Ltd.	8,514	60,864
*Kirloskar Brothers Investment, Ltd.	54	725
Kirloskar Brothers, Ltd.	817	2,618
Kirloskar Industries, Ltd.	8,177	67,816
*Kirloskar Oil Engines, Ltd.	267,264	919,793
Koutons Retail India, Ltd.	6,600	5,232
KPIT Cummins Infosystems, Ltd.	107,009	380,427
*KRBL, Ltd.	44,983	32,294
KS Oils, Ltd.	369,845	312,722
*KSK Energy Ventures, Ltd.	82,620	204,130
*Lakshmi Energy & Foods, Ltd.	11,641	12,942
Lakshmi Machine Works, Ltd.	7,457	351,066
Lakshmi Vilas Bank, Ltd.	49,781	110,737
*Lanco Infratech, Ltd.	1,940	2,103
Madhucon Projects, Ltd.	1,879	3,581
Madras Cements, Ltd.	51,240	105,176
*Mahanagar Telephone Nigam, Ltd.	344,165	359,969
Maharashtra Scooters, Ltd.	4,550	36,396
Maharashtra Seamless, Ltd.	99,628	753,569
Mahindra & Mahindra Financial Services, Ltd.	87,483	1,326,141
Mahindra Lifespace Developers, Ltd.	56,900	397,693
Mangalam Cement, Ltd.	4,008	10,077
Mangalore Refinery & Petrochemicals, Ltd.	70,797	104,212
Marico, Ltd.	788,109	2,155,373
Mastek, Ltd.	59,764	217,047
*MAX India, Ltd.	261,485	828,236
*Maytas Infra, Ltd.	19,818	75,783
McLeod Russel India, Ltd.	94,102	412,727
Mercator Lines, Ltd.	350,017	343,803
Merck, Ltd.	20,256	290,734
MindTree, Ltd.	11,071	118,397
Monnet Ispat, Ltd.	67,091	868,544
Monsanto India, Ltd.	11,378	404,592
Moser Baer (India), Ltd.	372,370	415,792
Motherson Sumi Systems, Ltd.	628,155	2,462,915
*Motilal Oswal Financial Services, Ltd.	27,049	82,419
Mphasis, Ltd.	112,005	1,648,559

1353

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
MRF, Ltd.	5,580	$738,200
Nagarjuna Construction Co., Ltd.	309,858	761,063
Nagarjuna Fertilizers & Chemicals, Ltd.	575,408	353,016
Nahar Capital & Financial Services, Ltd.	18,424	30,364
Nahar Poly Films, Ltd.	31,302	25,604
Nahar Spinning Mills, Ltd.	67,990	170,225
*Natco Pharma, Ltd.	21,537	132,156
Navneet Publications India, Ltd.	216,124	285,706
NESCO, Ltd.	1,134	12,082
NIIT Technologies, Ltd.	114,330	496,191
NIIT, Ltd.	340,635	401,957
Nirma, Ltd.	79,686	439,887
NOCIL, Ltd.	149,219	55,419
Noida Toll Bridge Co., Ltd.	42,494	24,690
Nucleus Software Exports, Ltd.	42,062	95,461
OCL India, Ltd.	56,194	121,036
*OCL Iron & Steel, Ltd.	8,906	10,931
Omax Autos, Ltd.	3,711	3,632
*OMAXE, Ltd.	88,610	259,880
*OnMobile Global, Ltd.	17,195	91,316
Opto Circuits India, Ltd.	347,144	1,862,371
*Orbit Corp., Ltd.	99,256	131,228
Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	729,019
Orient Paper & Industries, Ltd.	238,530	254,940
Oriental Bank of Commerce	126,546	914,737
*Oswal Chemical & Fertilizers	18,930	16,885
Panacea Biotec, Ltd.	104,341	444,894
Pantaloon Retail India, Ltd.	2,575	16,163
Pantaloon Retail India, Ltd. Class B	257	1,337
*Parsvnath Developers, Ltd.	163,381	167,438
Patel Engineering, Ltd.	73,297	372,089
Patni Computer Systems, Ltd.	88,721	907,129
#Patni Computer Systems, Ltd. ADR	27,061	542,032
Peninsula Land, Ltd.	144,659	191,468
Petronet LNG, Ltd.	731,794	2,058,089
*Phillips Carbon Black, Ltd.	6,115	17,838
Pidilite Industries, Ltd.	856,406	2,541,586
*Pipavav Shipyard, Ltd.	3,555	6,248
Piramal Healthcare, Ltd.	145,325	1,395,056
Plethico Pharmaceuticals, Ltd.	3,150	24,856
Polaris Software Lab, Ltd.	125,423	458,052
Praj Industries, Ltd.	237,984	388,744
*Prakash Industries, Ltd.	35,972	74,053
Pratibha Industries, Ltd.	16,432	20,303
Pricol, Ltd.	26,701	10,075
Prism Cement, Ltd.	411,116	429,466
Proctor & Gamble Hygiene & Health Care, Ltd.	1,788	64,711
Provogue India, Ltd.	64,760	64,829
PSL, Ltd.	63,467	108,910
PTC India, Ltd.	323,705	724,739
Punj Lloyd, Ltd.	243,310	502,930
Radico Khaitan, Ltd.	141,931	416,975
Rain Commodities, Ltd.	76,883	284,358
Rajesh Exports, Ltd.	122,819	360,723
Rallis India, Ltd.	29,653	828,899
*Rama Newsprint & Papers, Ltd.	34,509	13,154
*Raymond, Ltd.	98,113	679,826
Redington India, Ltd.	247,778	391,479
REI Agro, Ltd.	1,280,160	754,415
Rei Six Ten Retail, Ltd.	198,134	256,160
*Reliance Broadcast Network, Ltd.	66,472	105,618

1354

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Reliance Industrial Infrastructure, Ltd.	18,341	$228,415
*Reliance MediaWorks, Ltd.	66,472	239,160
*Reliance Power, Ltd.	22,252	65,733
Rolta India, Ltd.	266,216	783,057
Ruchi Infrastructure, Ltd.	16,691	7,061
Ruchi Soya Industries, Ltd.	371,710	873,572
*S.Kumars Nationwide, Ltd.	189,044	272,040
*Sadbhav Engineering, Ltd.	13,670	30,695
Sanwaria Agro Oils, Ltd.	7,843	21,423
*Satyam Computer Services, Ltd.	552,890	725,213
SEAMEC, Ltd.	58,658	151,652
Shipping Corp. of India, Ltd.	180,508	451,096
Shiv-Vani Oil & Gas Exploration Services, Ltd.	15,549	98,211
Shopper’s Stop, Ltd.	39,116	300,795
Shree Ashtavinyak Cine Vision, Ltd.	836,026	150,020
Shree Cement, Ltd.	17,520	646,076
Shree Renuka Sugars, Ltd.	698,043	1,250,785
Shriram EPC, Ltd.	1,917	7,260
Shriram Transport Finance Co., Ltd.	205,330	3,063,980
*Sicagen India, Ltd.	14,110	6,930
Simplex Infrastructures, Ltd.	1,045	7,976
SKF India, Ltd.	68,494	776,260
Sobha Developers, Ltd.	77,687	443,423
Solar Industries India, Ltd.	1,457	17,711
Sona Koyo Steering Systems, Ltd.	76,121	28,225
Sonata Software, Ltd.	155,438	136,972
South Indian Bank, Ltd.	1,637,800	715,143
*Spice Mobility, Ltd.	46,257	106,311
SREI Infrastructure Finance, Ltd.	165,360	289,625
SRF, Ltd.	101,277	733,327
*State Bank of Bikaner & Jaipur	29,149	344,827
Sterling Biotech, Ltd.	413,088	909,991
Sterlite Technologies, Ltd.	478,470	564,444
Strides Arcolab, Ltd.	72,059	653,172
*Summit Securities, Ltd.	191	741
*Sun Pharma Advanced Research Co., Ltd.	282,311	488,531
Sun TV Network, Ltd.	17,587	188,332
Sundaram Finance, Ltd.	17,756	197,227
Sundaram-Clayton, Ltd.	7,780	28,774
Sundram Fastners, Ltd.	365,122	416,608
Supreme Industries, Ltd.	111,325	363,338
Supreme Petrochem, Ltd.	144,830	171,788
*Suzlon Energy, Ltd.	414,904	445,862
Swaraj Engines, Ltd.	3,100	30,599
Syndicate Bank	375,000	873,124
Taj GVK Hotels & Resorts, Ltd.	83,666	212,405
Tamilnadu Newsprint & Papers, Ltd.	4,775	14,026
Tata Chemicals, Ltd.	56,994	436,708
*Tata Communications, Ltd. ADR	59,097	601,016
Tata Elxsi, Ltd.	51,574	285,530
Tata Investment Corp., Ltd.	44,578	514,403
Tata Tea, Ltd.	805,997	1,749,996
*Tata Teleservices Maharashtra, Ltd.	971,148	365,784
*TCI Developers	452	2,068
Tech Mahindra, Ltd.	103,525	1,468,596
*Teledata Marine Solutions, Ltd.	152,395	113,690
*Teledata Technology Solutions, Ltd.	114,297	1,564
*Television Eighteen India, Ltd.	80,069	134,001
*Texmaco Rail & Engineering, Ltd.	155,901	228,537
Texmaco, Ltd.	155,901	145,828
Thermax India, Ltd.	50,443	743,485

1355

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Thomas Cook India, Ltd.	139,739	$148,570
Time Technoplast, Ltd.	10,176	10,688
*Timken India, Ltd.	23,005	91,528
Titagarh Wagons, Ltd.	3,380	32,450
Titan Industries, Ltd.	7,400	579,692
Torrent Pharmaceuticals, Ltd.	116,854	1,480,827
*Torrent Power, Ltd.	20,643	101,583
Transport Corp of India, Ltd.	10,589	25,338
Trent, Ltd.	18,895	349,055
*Trent, Ltd. Series A	4,198	73,152
*Trent, Ltd. Series B	4,198	64,191
Triveni Engineering & Industries, Ltd.	146,168	293,727
TTK Prestige, Ltd.	7,962	318,909
Tube Investments of India	290,925	916,122
*Tulip IT Services, Ltd.	123,746	435,717
TVS Motor Co., Ltd.	270,957	322,454
UCO Bank	483,746	1,143,714
Uflex, Ltd.	8,623	29,503
*Ultratech Cement, Ltd.	28,174	613,752
Unichem Laboratories, Ltd.	130,867	569,269
Union Bank of India	87,222	632,006
United Phosphorus, Ltd.	576,009	1,717,165
Unity Infraprojects, Ltd.	6,483	11,567
Usha Martin, Ltd.	433,015	510,116
*UTV Software Communications, Ltd.	23,774	248,451
Vardhman Textiles, Ltd.	76,291	471,924
Varun Shipping Co., Ltd.	153,672	96,015
*Venky’s India, Ltd.	5,976	78,920
Vesuvius India, Ltd.	1,802	11,582
Videocon Industries, Ltd.	118,597	540,629
Vijaya Bank	223,638	442,656
VIP Industries, Ltd.	29,886	377,735
*Voltamp Transformers, Ltd.	1,617	24,028
Voltas, Ltd.	200,048	838,568
WABCO-TVS (India), Ltd.	6,749	137,764
*Walchandnagar Industries, Ltd.	3,744	10,792
Welspun Corp., Ltd.	292,491	969,459
*Welspun Global Brands, Ltd.	9,265	4,238
Welspun India, Ltd.	92,659	93,311
*Welspun Investments & Commercials, Ltd.	3,972	7,107
*Wockhardt, Ltd.	52,983	432,245
Wyeth, Ltd.	37,441	645,192
*Yes Bank, Ltd.	303,443	1,745,745
Zee Entertainment Enterprises, Ltd.	457,832	1,149,788
*Zee Learn, Ltd.	57,229	28,546
Zensar Technologies, Ltd.	82,234	287,494
Zuari Industries, Ltd.	42,970	553,323
Zydus Wellness, Ltd.	17,414	218,429

TOTAL INDIA		211,987,732

INDONESIA — (3.4%)
*PT Agis Tbk	3,447,500	49,839
PT AKR Corporindo Tbk	3,284,700	524,414
PT Aneka Tambang Tbk	9,009,500	2,186,985
PT Asahimas Flat Glass Tbk	983,000	500,310
*PT Bakrie & Brothers Tbk	115,240,500	821,126
PT Bakrie Sumatera Plantations Tbk	22,528,500	857,171
*PT Bakrie Telecom Tbk	41,178,000	1,010,141
PT Bakrieland Development Tbk	65,564,750	950,630
PT Bank Bukopin Tbk	6,092,000	405,436
*PT Bank Negara Indonesia Persero Tbk	3,662,838	1,312,501

1356

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Bank Pan Indonesia Tbk	26,697,875	$3,200,183
*PT Bank Tabungan Pensiunan Nasional Tbk	64,200	91,194
*PT Barito Pacific Tbk	7,324,500	821,038
*PT Bayan Resources Tbk	237,000	478,547
*PT Berlian Laju Tanker Tbk	25,697,866	1,014,427
*PT Bhakti Investama Tbk	87,247,400	1,640,453
*PT Bisi International Tbk	4,366,500	671,784
PT Budi Acid Jaya Tbk	5,947,000	144,231
PT Bumi Serpong Damai Tbk	14,503,200	1,160,839
*PT Central Proteinaprima Tbk	21,920,000	128,400
PT Charoen Pokphand Indonesia Tbk	34,177,500	5,665,032
*PT Ciputra Development Tbk	15,068,000	512,203
*PT Ciputra Surya Tbk	1,642,000	102,294
PT Citra Marga Nusaphala Persada Tbk	6,948,000	930,843
PT Clipan Finance Indonesia Tbk	1,482,000	90,806
*PT Darma Henwa Tbk	26,124,100	178,357
*PT Davomas Adabi Tbk	41,920,000	302,206
*PT Delta Dunia Makmur Tbk	12,220,000	1,744,554
PT Dynaplast Tbk	1,038,000	401,525
PT Elnusa Tbk	4,609,500	154,022
*PT Energi Mega Persada Tbk	57,249,000	685,006
PT Ever Shine Textile Tbk	4,029,640	44,536
PT Gajah Tunggal Tbk	2,681,500	680,198
PT Global Mediacom Tbk	20,618,500	1,647,253
PT Gozco Plantations Tbk	6,714,000	302,708
*PT Hanson International Tbk	5,038,000	95,074
*PT Hero Supermarket Tbk	33,000	15,683
PT Hexindo Adiperkasa Tbk	745,500	567,085
*PT Holcim Indonesia Tbk	9,852,500	2,160,356
*PT Indah Kiat Pulp & Paper Corp. Tbk	6,258,000	1,097,481
*PT Indika Energy Tbk	2,819,500	1,279,806
PT Indofood Sukses Makmur Tbk	5,171,500	2,698,924
*PT Indo-Rama Synthetics Tbk	485,000	87,410
#PT Indosat Tbk ADR	2,700	73,629
*PT Intiland Development Tbk	9,462,332	341,275
PT Japfa Comfeed Indonesia Tbk	590,000	198,391
PT Jasa Marga Tbk	5,417,500	1,801,957
PT Jaya Real Property Tbk	1,967,500	267,465
PT Kalbe Farma Tbk	13,909,238	4,375,297
*PT Kawasan Industri Jababeka Tbk	76,055,000	881,505
*PT Keramika Indonesia Assosiasi Tbk	100,000	910
PT Lippo Karawaci Tbk	43,795,312	2,763,113
PT Matahari Putra Prima Tbk	3,652,000	676,839
PT Mayorah Indah Tbk	2,187,000	2,453,167
PT Medco Energi Internasional Tbk	3,846,500	1,383,241
PT Media Nusantara Citra Tbk	130,500	12,941
*PT Mitra Adiperkasa Tbk	3,015,000	718,370
*PT Mitra International Resources Tbk	6,855,000	183,105
*PT Modern International Tbk	40,000	10,654
*PT Pakuwon Jati Tbk	9,159,000	885,519
*PT Panasia Indosyntec Tbk	79,000	2,183
*PT Panin Financial Tbk	26,747,500	552,849
*PT Panin Insurance Tbk	6,609,000	350,533
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,475,500	1,940,435
*PT Polaris Investama Tbk	2,730,500	305,584
*PT Polychem Indonesia Tbk	4,228,000	91,914
PT Ramayana Lestari Sentosa Tbk	14,295,000	1,142,730
PT Sampoerna Agro Tbk	2,026,500	642,968
*PT Samudera Indonesia Tbk	223,000	97,386
PT Selamat Sempurna Tbk	3,625,000	426,538
*PT Sentul City Tbk	25,618,000	281,867

1357

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	$591,577
PT Sorini Agro Asia Corporindo Tbk	917,500	346,485
PT Summarecon Agung Tbk	16,534,532	1,601,606
*PT Sunson Textile Manufacturer Tbk	2,325,500	59,114
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	927
PT Surya Citra Media Tbk	48,500	18,407
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	71,334
*PT Texmaco Jaya Tbk	93,000	30,322
PT Timah Tbk	8,795,000	2,701,185
PT Trada Maritime Tbk	3,041,000	202,251
PT Trias Sentosa Tbk	38,725,600	1,033,184
PT Trimegah Sec Tbk	9,961,000	108,410
*PT Truba Alam Manunggal Engineering Tbk	14,653,000	101,535
PT Tunas Ridean Tbk	13,838,000	920,792
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	42,041
PT Unggul Indah Cahaya Tbk	48,239	9,383
PT Wijaya Karya Tbk	5,193,000	353,233

TOTAL INDONESIA		70,467,162

ISRAEL — (0.0%)
Alony Hetz Properties & Investments, Ltd.	1	3
*Beit Shemesh Engines Holdings, Ltd.	—	—
Delta-Galil Industries, Ltd.	1	6
*Electra Real Estate, Ltd.	1	6
*Feuchtwanger Investments, Ltd.	4,200	14
*Formula Systems, Ltd.	—	3
*Formula Vision Technologies, Ltd.	1	—
*Jerusalem Oil Exploration, Ltd.	—	4
*Knafaim Arkia Holdings, Ltd.	20,163	120,415
*Metis Capital, Ltd.	919	2,415
*Mivtach Shamir Holdings, Ltd.	15,288	465,265
*Naphtha Israel Petroleum Corp., Ltd.	1	4
Osem Investments, Ltd.	1	10
Scailex Corp, Ltd.	1,767	36,190
Super-Sol, Ltd. Series B	—	3

TOTAL ISRAEL		624,338

MALAYSIA — (5.4%)
*A&M Realty Berhad	130,000	22,390
Acoustech Berhad	128,000	30,670
*Adventa Berhad	39,900	33,922
Aeon Co. Berhad	974,200	2,006,540
*Alam Maritim Resources Berhad	88,500	33,259
Al-’Aqar KPJ REIT Berhad	75,371	27,352
*Amcorp Properties Berhad	716,033	98,680
Amway (Malaysia) Holdings Berhad	396,700	1,069,202
Ancom Berhad	361,200	57,956
Ann Joo Resources Berhad	981,750	939,189
*Anson Perdana Berhad	10,000	147
APM Automotive Holdings Berhad	250,400	427,750
*Asas Dunia Berhad	100,400	30,425
*Asia Pacific Land Berhad	1,888,600	263,550
Bandar Raya Developments Berhad	1,190,200	869,968
Berjaya Assets Berhad	684,000	182,111
Berjaya Corp. Berhad	1,888,000	675,642
Berjaya Land Berhad	3,734,000	1,451,287
*Berjaya Media Berhad	104,800	17,160
*Berjaya Retail Berhad	188,800	27,693
Bimb Holdings Berhad	926,600	427,207
Bintulu Port Holdings Berhad	23,400	51,205

1358

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Bolton Berhad	674,600	$280,439
*Boustead Heavy Industries Corp. Berhad	65,800	86,174
Boustead Holdings Berhad	706,520	1,293,389
Cahya Mata Sarawak Berhad	823,600	734,762
Carlsberg Brewery Malaysia Berhad	655,600	1,337,266
CB Industrial Product Holding Berhad	127,400	176,627
Chemical Co. of Malaysia Berhad	472,600	276,735
Chin Teck Plantations Berhad	33,000	93,075
*Coastal Contracts Berhad	285,600	222,617
CSC Steel Holdings Berhad	508,200	286,122
Cycle & Carriage Bintang Berhad	15,000	21,865
*Datuk Keramik Holdings Berhad	24,000	—
*Dayang Enterprise Holdings Berhad	94,100	86,764
Dialog Group Berhad	6,956,692	4,744,185
Dijaya Corp. Berhad	199,600	73,114
DRB-Hicom Berhad	3,111,600	1,937,484
Dutch Lady Milk Industries Berhad	125,700	678,681
Eastern & Oriental Berhad	1,630,400	642,766
Eastern Pacific Industrial Corp. Berhad	218,100	169,819
ECM Libra Avenue Berhad	1,623,407	415,644
Encorp Berhad	196,700	60,803
Eng Kah Corp. Berhad	19,900	17,101
Esso Malaysia Berhad	420,600	426,672
Evergreen Fibreboard Berhad	475,000	219,588
*Faber Group Berhad	607,300	412,673
Far East Holdings Berhad	61,500	152,475
*Fountain View Development Berhad	808,200	—
Fraser & Neave Holdings Berhad	308,100	1,511,389
George Kent (Malaysia) Berhad	34,200	12,967
Globetronics Technology Berhad	517,560	194,864
Glomac Berhad	370,200	219,250
*Gold Is Berhad	524,250	230,385
*Golden Plus Holdings Berhad	216,000	74,081
Grand United Holdings Berhad	787,000	303,327
*Green Packet Berhad	832,600	206,266
Guiness Anchor Berhad	787,900	2,465,710
GuocoLand (Malaysia) Berhad	1,359,800	647,120
Hai-O Enterprise Berhad	357,180	309,243
Hap Seng Consolidated Berhad	1,015,900	2,159,241
Hap Seng Plantations Holdings Berhad	97,100	101,479
Hartalega Holdings Berhad	224,250	410,724
Hock Seng Lee Berhad	1,030,506	632,179
*Hong Leong Capital Berhad	90,000	38,822
Hong Leong Industries Berhad	605,900	1,055,662
*Hovid Berhad	1,328,600	110,911
Hubline Berhad	1,129,100	69,983
Hunza Properties Berhad	446,200	248,407
Hwang-DBS (Malaysia) Berhad	293,200	249,310
IGB Corp. Berhad	1,535,500	1,066,463
IJM Land Berhad	1,807,400	1,695,258
IJM Plantations Berhad	1,188,700	1,157,388
*Insas Berhad	1,707,888	308,006
Integrated Logistics Berhad	362,215	120,413
*Integrax Berhad	14,900	7,754
*Jaks Resources Berhad	800,700	192,584
Jaya Tiasa Holdings Berhad	436,390	689,790
Jerneh Asia Berhad	92,100	89,898
JT International Berhad	550,600	1,149,622
K & N Kenanga Holdings Berhad	762,300	197,295
*Karambunai Corp. Berhad	3,120,500	218,785
Keck Seng (Malaysia) Berhad	552,100	1,171,565

1359

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Kencana Petroleum Berhad	2,208,964	$1,862,005
KFC Holdings (Malaysia) Berhad	2,239,200	2,553,725
Kian Joo Can Factory Berhad	1,091,080	598,836
Kim Loong Resources Berhad	221,760	173,234
Kinsteel Berhad	1,360,700	417,132
KLCC Property Holdings Berhad	641,000	712,058
*KNM Group Berhad	1,912,350	1,754,425
Kossan Rubber Industries Berhad	496,800	520,144
KPJ Healthcare Berhad	819,250	1,009,457
KrisAssets Holdings Berhad	88,863	110,904
KSL Holdings Berhad	649,266	398,140
Kub Malaysia Berhad	1,353,500	343,127
Kulim Malaysia Berhad	536,050	2,276,183
*Kumpulan Europlus Berhad	900,100	453,809
*Kumpulan Hartanah Selangor Berhad	197,900	27,228
Kumpulan Perangsang Selangor Berhad	468,700	204,241
*Kurnia Asia Berhad	2,485,800	305,307
Kwantas Corp. Berhad	343,600	206,882
Landmarks Berhad	923,400	476,774
*Latexx Partners Berhad	17,300	15,822
*LBS Bina Group Berhad	161,800	34,470
Leader Universal Holdings Berhad	1,018,700	297,639
Leong Hup Holdings Berhad	397,700	219,221
Lingkaran Trans Kota Holdings Berhad	915,600	1,083,725
*Lion Corp. Berhad	616,300	67,721
Lion Diversified Holdings Berhad	615,900	104,132
Lion Forest Industries Berhad	9,400	5,776
Lion Industries Corp. Berhad	1,657,300	1,087,750
LPI Capital Berhad	13,280	57,572
*MAA Holdings Berhad	346,666	98,836
*Mah Sing Group Berhad	717,140	557,739
*Malayan United Industries Berhad (6556756)	176,957	13,646
*Malayan United Industries Berhad (B4TWFT8)	23,219	1,365
*Malaysia Aica Berhad	48,200	9,466
Malaysia Building Society Berhad	185,400	91,191
Malaysian Bulk Carriers Berhad	120,500	108,473
Malaysian Pacific Industries Berhad	339,500	611,037
Malaysian Resources Corp. Berhad	3,446,649	2,489,178
*Mancon Berhad	12,000	3,410
Marco Holdings Berhad	2,815,400	141,717
MBM Resources Berhad	322,366	335,124
Media Prima Berhad	2,162,403	1,827,489
Mega First Corp. Berhad	361,600	203,289
*MEMS Technology Berhad	1,917,000	37,570
Metro Kajang Holdings Berhad	145,845	87,173
*MK Land Holdings Berhad	862,700	112,084
*MNRB Holdings Berhad	497,100	450,747
MTD ACPI Engineering Berhad	320,700	55,374
Mudajaya Group Berhad	413,000	702,957
Muhibbah Engineering Berhad	864,250	488,236
*Mulpha International Berhad	4,552,600	841,627
Multi-Purpose Holdings Berhad	502,700	410,312
Naim Holdings Berhad	622,300	714,634
*Narra Industries Berhad	16,000	3,351
NCB Holdings Berhad	1,147,200	1,406,039
*Nikko Electronics Berhad	36,600	120
Notion VTEC Berhad	388,220	250,469
NTPM Holdings Berhad	1,203,180	210,826
NV Multi Corp. Berhad	430,900	41,183
*NWP Holdings Berhad	112,000	4,664
*Nylex (Malaysia) Berhad	464,457	106,158

1360

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
OKS Property Holdings Berhad	12,535	$2,871
Oriental Holdings Berhad	55,400	97,099
OSK Holdings Berhad	2,159,288	1,247,792
P.I.E. Industrial Berhad	140,100	181,957
*Pan Malaysia Cement Works Berhad	460,200	19,564
Panasonic Manufacturing Malaysia Berhad	157,184	939,231
*Panglobal Berhad	14,000	8,643
Paramount Corp. Berhad	24,000	35,983
PBA Holdings Berhad	274,100	80,552
Pelikan International Corp. Berhad	899,340	378,467
*Perisai Petroleum Teknologi Berhad	454,000	90,896
PJ Development Holdings Berhad	1,070,900	290,148
POS Malaysia Berhad	672,600	749,109
*Prime Utilities Berhad	3,000	88
Protasco Berhad	575,600	216,692
Proton Holdings Berhad	1,404,700	1,944,261
Puncak Niaga Holding Berhad	685,020	570,727
QL Resources Berhad	807,660	1,502,071
QSR Brands Berhad	148,433	271,708
*Ramunia Holdings Berhad	697,287	143,159
Ranhill Berhad	98,000	28,071
RCE Capital Berhad	1,023,900	181,603
*Rekapacific Berhad	55,000	—
*RGB International Berhad	100,000	3,586
Salcon Berhad	702,400	155,502
SapuraCrest Petroleum Berhad	1,649,700	1,993,411
Sarawak Oil Palms Berhad	179,660	216,693
Scientex, Inc. Berhad	344,862	223,229
*Scomi Group Berhad	2,596,100	311,785
Selangor Dredging Berhad	1,118,200	294,426
Shangri-La Hotels (Malaysia) Berhad	171,200	148,414
SHL Consolidated Berhad	277,400	147,003
*Sino Hua-An International Berhad	423,700	47,980
*South East Asia Lumber, Inc. Berhad	446,100	60,993
Southern Acids (Malaysia) Berhad	41,000	35,765
*SPK Sentosa Corp. Berhad	193,000	28,192
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	613,700	705,155
Subur Tiasa Holdings Berhad	386,085	282,262
Sunway City Berhad	764,300	1,078,989
Sunway Holdings Berhad	1,046,000	789,118
Supermax Corp. Berhad	825,500	1,192,743
Suria Capital Holdings Berhad	672,800	496,070
Ta Ann Holdings Berhad	491,256	824,502
TA Enterprise Berhad	4,878,900	1,278,490
TA Global Berhad (B3X17H6)	2,927,340	431,152
*TA Global Berhad (B4LM6X7)	2,927,340	349,749
Tahp Group Berhad	4,000	6,420
*Talam Corp. Berhad	783,450	25,727
*Tamco Corp. Holdings Berhad	38,025	1,801
Tan Chong Motor Holdings Berhad	1,344,900	2,202,399
TDM Berhad	365,000	364,607
*Tebrau Teguh Berhad	1,016,400	272,062
Three-A Resources Berhad	430,600	230,012
*Time Dotcom Berhad	3,125,200	753,638
Top Glove Corp. Berhad	765,760	1,250,787
Tradewinds (Malaysia) Berhad	384,000	855,436
*Tradewinds Corp. Berhad	121,600	36,219
TRC Synergy Berhad	64,800	31,038
UAC Berhad	44,715	50,510
Uchi Technologies Berhad	658,800	282,551

1361

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*UEM Land Holdings Berhad	1,114,677	$988,488
Unico-Desa Plantations Berhad	1,853,775	674,196
Unisem (Malaysia) Berhad	1,267,890	885,177
United Malacca Rubber Estates Berhad	391,050	893,008
United Malayan Land Berhad	13,000	7,516
United Plantations Berhad	508,900	2,762,603
VS Industry Berhad	427,326	267,645
Wah Seong Corp. Berhad	1,166,893	880,197
WCT Berhad	2,291,900	2,433,484
Wing Tai Malaysia Berhad	544,400	319,209
WTK Holdings Berhad	1,165,000	490,067
Yeo Hiap Seng Malaysia Berhad	56,760	27,975
YTL Cement Berhad	54,800	85,768
YTL e-Solutions Berhad	3,485,600	1,344,832
*YTL Land & Development Berhad	97,100	58,244
Yu Neh Huat Berhad	824,198	486,003
*Zelan Berhad	1,373,400	257,515
Zhulian Corp Berhad	256,533	147,186

TOTAL MALAYSIA		112,147,430

MEXICO — (4.1%)
Alsea de Mexico S.A.B. de C.V.	511,600	579,878
#*Axtel S.A.B. de C.V.	1,196,346	694,277
*Bio Pappel S.A.B. de C.V.	77,600	74,587
#Bolsa Mexicana de Valores S.A. de C.V.	626,908	1,314,176
#*Carso Infraestructura y Construccion S.A.B. de C.V.	1,608,100	1,040,605
#*Cia Minera Autlan S.A.B. de C.V.	198,900	559,268
#*Compartamos S.A.B. de C.V.	2,449,600	4,947,259
#Consorcio ARA S.A.B. de C.V.	731,800	462,691
*Consorcio Hogar S.A.B. de C.V. Series B	76,793	53,618
#*Controladora Comercial Mexicana S.A.B. de C.V. Series B	88,200	111,168
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	4,553,203
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	471,042
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	462
Corporacion Moctezuma S.A.B. de C.V.	858,200	2,030,364
Corporativo Fragua S.A.B. de C.V. Series B	31	361
*Desarrolladora Homex S.A.B. de C.V.	576,300	2,931,144
*Dine S.A.B. de C.V.	196,367	99,470
Embotelladora Arca S.A.B. de C.V.	1,891,600	10,104,334
*Empaques Ponderosa S.A. de C.V. Series B	206,000	15,283
#*Empresas ICA S.A.B. de C.V.	655,818	1,662,386
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	6,911,312
#Financiera Independencia S.A.B de C.V.	290,818	315,007
GBM Grupo Bursatil Mexicano S.A.B. de C.V. Casa de Bolsa	29,028	13,185
*Genomma Lab Internacional S.A.B. de C.V.	741,772	1,880,265
*Gruma S.A.B. de C.V. ADR	33,070	285,063
*Gruma S.A.B. de C.V. Series B	1,253,434	2,727,777
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	747,384
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	650,300	2,549,523
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	13,400	524,610
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	786,482
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,267,500
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	3,349,336
#Grupo Continental S.A.B. de C.V.	3,036,559	10,448,106
#*Grupo Famsa S.A.B. de C.V.	207,500	371,177
Grupo Herdez S.A.B. de C.V.	248,700	454,922
#Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	609,316
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	325,911
Grupo Kuo S.A.B. de C.V. Series B	222,767	396,650
*Grupo Nutrisa S.A. de C.V.	188	592
Grupo Posadas S.A. de C.V. Series L	199,000	282,973

1362

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Grupo Qumma S.A. de C.V. Series B	105,334	$1,563
#*Grupo Simec S.A. de C.V.	171,304	470,941
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	605,600	863,645
Industrias Bachoco S.A.B. de C.V. Series B	152,000	320,514
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,592,233
*Maxcom Telecomunicaciones S.A.B. de C.V.	161,444	83,577
#*Megacable Holdings S.A.B. de C.V.	24,400	59,356
Mexichem S.A.B. de C.V.	414,683	1,483,233
#*Promotora y Operadora de Infraestructura S.A. de C.V.	465,510	1,602,097
*Sanluis Rassini S.A.P.I. de C.V. Series A	3,300	—
*Sanluis Rassini S.A.P.I. de C.V. Series B	4,642	—
*Sanluis Rassini S.A.P.I. de C.V. Series C	4,642	—
#*Sare Holding S.A.B. de C.V.	271,300	78,051
*Savia S.A. de C.V.	610,700	40,274
#TV Azteca S.A.B. de C.V.	6,581,300	4,361,854
*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	2,521,170
*Vitro S.A.B. de C.V.	736,702	795,548

TOTAL MEXICO		85,226,723

PHILIPPINES — (2.1%)
A. Soriano Corp.	3,430,211	240,239
Aboitiz Equity Ventures, Inc.	6,160,700	5,126,915
Alaska Milk Corp.	1,404,000	418,704
Alsons Consolidated Resources, Inc.	2,656,000	82,450
*Atlas Consolidated Mining & Development Corp.	1,090,000	387,566
*Belle Corp.	12,216,000	1,581,507
Cebu Holdings, Inc.	2,284,000	131,271
China Banking Corp.	19,434	188,740
*Digital Telecommunications Phils., Inc.	15,152,200	479,554
DMCI Holdings, Inc.	2,912,700	2,233,456
Energy Development Corp.	19,974,000	2,620,131
Filinvest Development Corp.	11,428,000	1,192,210
Filinvest Land, Inc.	72,127,577	1,766,059
*First Gen Corp.	3,103,800	808,254
First Philippines Holdings Corp.	1,527,600	2,144,014
Ginebra San Miguel, Inc.	999,000	723,588
Globe Telecom, Inc.	4,260	74,306
House of Investments, Inc.	692,000	52,099
International Container Terminal Services, Inc.	2,700,000	2,598,050
*Ionics, Inc.	759,825	22,158
Jollibee Foods Corp.	1,101,000	1,870,505
*Lepanto Consolidated Mining Co. Series B	3,869,999	40,531
*Lopez Holdings Corp.	7,752,000	858,198
Macroasia Corp.	447,500	32,754
*Manila Mining Corp.	147,962,500	96,819
Manila Water Co, Inc.	2,078,000	854,390
Megaworld Corp.	29,657,000	1,414,704
Metro Bank & Trust Co.	23,639	34,727
*Metro Pacific Corp. Series A	1,827,193	85,811
*Paxys, Inc.	577,280	24,638
*Pepsi-Cola Products Philippines, Inc.	2,981,000	144,982
Philex Mining Corp.	2,554,900	880,590
*Philippine Bank of Communications	14,726	15,295
*Philippine National Bank	1,006,375	1,128,107
*Philippine National Construction Corp.	173,000	19,140
Philippine Savings Bank	356,863	517,785
Philippine Stock Exchange, Inc.	23,180	188,651
*Philippine Townships, Inc.	318,732	34,183
PhilWeb Corp.	725,700	270,159
Phinma Corp.	135,549	36,732
RFM Corp.	8,590,268	320,594

1363

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Rizal Commercial Banking Corp.	866,100	$543,209
Robinson’s Land Corp. Series B	4,503,070	1,435,223
Security Bank Corp.	708,642	1,372,126
Semirara Mining Corp.	320,280	1,441,369
Shang Properties, Inc.	1,759,970	68,285
SM Development Corp.	13,886,790	2,482,099
Union Bank of Philippines	308,300	411,596
*Universal Rightfield Property Holdings, Inc.	1,062,000	671
Universal Robina Corp.	3,594,015	2,839,310
*Victorias Milling Co., Inc.	139,680	2,744
Vista Land & Lifescapes, Inc.	8,197,700	505,606
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		42,842,804

POLAND — (2.2%)
Agora SA	156,140	1,305,323
*Alchemia SA	90,687	260,113
*Amica Wronki SA	20,213	336,426
*AmRest Holdings SA	17,888	516,551
Apator SA	30,999	211,084
Asseco Poland SA	814	15,010
*ATM SA	57,593	253,265
*Bank Millennium SA	783,339	1,360,198
*Bank Przemyslowo Handlowy BPH SA	18,428	453,388
*Barlinek SA	167,481	235,033
*Bioton SA	7,909,195	384,763
*BOMI SA	75,466	217,902
*Boryszew SA	1,732,398	1,199,582
Budimex SA	42,196	1,453,698
*Cersanit-Krasnystaw SA	366,702	1,430,798
*Ciech SA	47,394	396,361
*ComArch SA	7,855	246,527
Cyfrowy Polsat SA	75,325	415,269
Debica SA	29,862	644,662
Decora SA	9,066	62,318
Dom Development SA	8,374	137,306
*Dom Maklerski IDM SA	338,502	339,605
*Echo Investment SA	1,181,980	1,823,107
Elektrobudowa SA	8,568	481,152
*Elstar Oils SA	26,132	46,698
Emperia Holding SA	29,617	1,105,458
*Energomontaz Poludnie SA	87,722	116,005
Eurocash SA	190,324	2,102,075
Fabryki Mebli Forte SA	48,823	210,810
*Famur SA	195,168	210,786
*Farmacol SA	50,868	664,633
*Ferrum SA	309	1,599
*Gant Development SA	27,439	157,884
*Gastel Zurawie SA	76,145	16,918
Grupa Kety SA	39,137	1,728,239
*Hydrobudowa Polska SA	269,342	243,980
*Impexmetal SA	414,860	657,531
*Inter Cars SA	12,178	305,034
*JW Construction Holding SA	33,866	164,496
*Koelner SA	15,481	72,969
*Kredyt Bank SA	74,420	396,927
*LC Corp. SA	605,897	317,889
*Lentex SA	24,214	210,990
LPP SA	1,751	1,234,846
*MCI Management SA	71,699	207,811
*MNI SA	253,024	303,759

1364

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Mondi Packaging Paper Swiecie SA	42,039	$1,144,302
*Mostostal Siedlce SA	1,216,340	1,632,735
Mostostal Warszawa SA	37,200	646,051
*Mostostal Zabrze Holding SA	253,701	241,212
*Multimedia Polska SA	233,814	774,966
*Netia Holdings SA	670,005	1,230,685
NFI Empik Media & Fashion SA	72,905	458,820
NG2 SA	64,565	1,440,949
*Noble Bank SA	94,588	198,024
*Orbis SA	130,535	1,643,241
PBG SA	22,212	1,578,943
*Pekaes SA	24,538	76,751
*Petrolinvest SA	10,368	18,116
*Pfleiderer Grajewo SA	1,555	7,985
*Pol-Aqua SA	9,465	66,085
*Polish Energy Partners SA	34,406	388,395
Polnord SA	39,675	438,880
*Polska Grupa Farmaceutyczna SA	34,417	666,778
*Polski Koncern Miesny Duda SA	371,690	216,210
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	208,037
Qumak-Sekom SA	3,881	20,891
Raciborska Fabryka Kotlow SA	215,305	869,881
Sniezka SA	5,612	82,630
*Stalexport SA	571,434	270,596
Stalprodukt SA	9,334	1,000,141
*Sygnity SA	46,479	314,096
*Synthos SA	2,064,706	2,849,529
*Trakcja Polska SA	186,284	241,265
*Vistula Group SA	232,490	183,672
Zaklady Azotowe Pulawy SA	22,570	873,264
*Zaklady Azotowe w Tarnowie-Moscicach SA	32,622	401,122
*Zaklady Chemiczne Police SA	50,407	166,813
Zaklady Tluszcowe Kruszwica SA	16,528	391,606
Zelmer SA	14,649	203,468

TOTAL POLAND		45,602,917

SOUTH AFRICA — (8.3%)
Adcock Ingram Holdings, Ltd.	565,230	4,439,446
Adcorp Holdings, Ltd.	131,319	499,581
Advtech, Ltd.	623,001	494,917
Aeci, Ltd.	243,530	2,686,999
Afgri, Ltd.	792,149	780,696
#African Oxygen, Ltd.	268,139	763,140
*AG Industries, Ltd.	32,496,618	90,397
Allied Electronics Corp., Ltd.	163,698	625,752
Allied Technologies, Ltd.	104,444	930,802
*Argent Industrial, Ltd.	37,236	47,990
Astral Foods, Ltd.	112,124	1,983,850
Aveng, Ltd.	981,591	5,195,815
AVI, Ltd.	740,314	3,005,583
Avusa, Ltd.	404,845	1,260,957
Barloworld, Ltd.	579,959	5,560,831
Basil Read Holdings, Ltd.	33,641	51,548
*Bell Equipment, Ltd.	158,539	263,109
Blue Label Telecoms, Ltd.	669,514	592,034
Brait SA	150,364	479,128
Business Connexion Group, Ltd.	362,346	312,753
#Capitec Bank Holdings, Ltd.	119,822	2,558,862
Cashbuild, Ltd.	49,819	629,461
Ceramic Industries, Ltd.	31,493	643,310
Cipla Medpro South Africa, Ltd.	931,387	923,469

1365

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
#City Lodge Hotels, Ltd.	105,257	$1,038,631
Clicks Group, Ltd.	918,874	5,155,648
Coronation Fund Managers, Ltd.	273,295	664,054
*Corpgro, Ltd.	241,136	—
*Cullinan Holdings, Ltd.	434,430	48,339
Data Tec, Ltd.	582,336	2,847,680
Datacentrix Holdings, Ltd.	33,946	24,719
Delta EMD, Ltd.	83,032	110,341
Discovery Holdings, Ltd.	150,000	786,352
Distell Group, Ltd.	283,884	2,955,323
*Distribution & Warehousing Network, Ltd.	258,997	304,377
Dorbyl, Ltd.	222,291	86,781
#Durban Roodeport Deep, Ltd.	698,295	318,360
ElementOne, Ltd.	325,845	532,519
*EOH Holdings, Ltd.	18,643	43,476
*Eqstra Holdings, Ltd.	47,013	44,159
#*Evraz Highveld Steel & Vanadium, Ltd.	147,791	1,815,225
Famous Brands, Ltd.	69,344	364,775
Foschini Group, Ltd. (The)	672,822	7,524,416
Freeworld Coatings, Ltd.	38,888	61,700
Gijima Group, Ltd.	1,280,438	129,779
Gold Fields, Ltd.	1,918	30,379
*Gold One International, Ltd.	164,683	49,129
Gold Reef Resorts, Ltd.	338,580	859,814
Grindrod, Ltd.	1,607,864	3,632,593
Group Five, Ltd.	314,833	1,404,254
Hudaco Industries, Ltd.	77,411	915,378
*Hulamin, Ltd.	148,598	175,854
Iliad Africa, Ltd.	321,493	348,049
Illovo Sugar, Ltd.	524,623	1,941,379
Imperial Holdings, Ltd.	422,517	6,492,234
*JCI, Ltd.	3,131,151	—
JD Group, Ltd.	983,807	7,194,544
JSE, Ltd.	300,437	3,345,467
Kap International Holdings, Ltd.	1,834,945	608,315
Lewis Group, Ltd.	379,341	3,803,701
Life Healthcare Group Holdings, Ltd.	190,074	388,734
*M Cubed Holdings, Ltd.	385,000	—
Medi-Clinic Corp., Ltd.	790,157	3,185,466
Merafe Resources, Ltd.	5,592,756	1,173,416
*Metorex, Ltd.	2,210,741	1,693,179
*MMI Holdings, Ltd.	2,025,393	4,612,672
Mr. Price Group, Ltd.	693,186	5,491,142
Murray & Roberts Holdings, Ltd.	22,733	99,688
Mustek, Ltd.	784,364	553,165
*Mvelaphanda Group, Ltd.	568,175	251,257
*Mvelaserve, Ltd.	142,237	251,248
Nampak, Ltd.	1,326,125	4,228,850
Network Healthcare Holdings, Ltd.	1,500,952	3,016,897
#Northam Platinum, Ltd.	388,463	2,303,866
Nu-World Holdings, Ltd.	28,894	110,593
Oceana Group, Ltd.	235,042	1,205,315
*Omnia Holdings, Ltd.	93,833	963,726
Palabora Mining Co., Ltd.	25,270	438,041
Peregrine Holdings, Ltd.	515,333	795,790
Petmin, Ltd.	83,610	34,106
*Pioneer Foods, Ltd.	41,039	313,904
Pretoria Portland Cement Co., Ltd.	845,862	3,669,450
PSG Group, Ltd.	202,085	1,076,159
Rainbow Chicken, Ltd.	91,454	210,233
*Randgold & Exploration Co., Ltd.	60,670	26,152

1366

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Raubex Group, Ltd.	228,701	$704,991
Redefine Properties, Ltd.	18,412	19,461
Reunert, Ltd.	594,843	5,301,699
Santam, Ltd.	119,932	2,088,344
*Sappi, Ltd.	585,984	2,947,726
*Sappi, Ltd. Sponsored ADR	10,828	55,439
SecureData Holdings, Ltd.	339,582	45,342
*Sentula Mining, Ltd.	2,055,316	762,849
*Simmer & Jack Mines, Ltd.	1,204,317	156,090
Spar Group, Ltd. (The)	622,477	7,873,866
Spur Corp., Ltd.	75,493	146,806
Stefanutti Stocks Holdings, Ltd.	34,557	55,758
Sun International, Ltd.	207,451	2,983,090
*Super Group, Ltd.	16,981,587	1,778,977
Telkom South Africa, Ltd.	423,376	2,073,256
Tongaat-Hulett, Ltd.	629,016	9,258,108
*Trans Hex Group, Ltd.	153,546	49,727
Trencor, Ltd.	97,601	487,916
UCS Group, Ltd.	144,872	46,444
Value Group, Ltd.	363,719	192,041
*Wesizwe Platinum, Ltd.	439,532	145,857
Wilson Bayly Holme-Ovcon, Ltd.	190,920	3,252,276
Woolworths Holdings, Ltd.	1,831,592	5,998,881
Zeder Investments, Ltd.	630,020	229,296

TOTAL SOUTH AFRICA		173,225,463

SOUTH KOREA — (11.9%)
*Aekyung Petrochemical Co., Ltd.	8,640	284,363
*Artone Paper Manufacturing Co., Ltd.	5	14
#*Asia Cement Manufacturing Co., Ltd.	6,396	259,354
*Asia Paper Manufacturing Co., Ltd.	8,880	86,347
*Asiana Airlines, Inc.	241,400	2,437,684
#*AUK Corp.	57,430	250,600
#Baek Kwang Mineral Products Co., Ltd.	1,860	35,873
#*Basic House Co., Ltd. (The)	31,370	538,232
#*Bing Grae Co., Ltd.	14,100	693,515
#*BNG Steel Co., Ltd.	18,960	224,977
*Bongshin Co., Ltd.	450	1,321
Boo Kook Securities Co., Ltd.	7,410	116,851
#*Boryung Pharmaceutical Co., Ltd.	10,179	283,393
#*Bu Kwang Pharmaceutical Co., Ltd.	34,341	395,757
Busan Bank	401,750	4,862,942
*BYC Co., Ltd.	710	100,119
*Byuck San Corp.	5,300	92,401
*Byuck San Engineering & Construction Co., Ltd.	5,590	9,068
#*Capro Corp.	51,300	1,158,418
#*Charm Engineering Co., Ltd.	44,310	114,858
#Cheil Worldwide, Inc.	220,375	2,795,875
#*Chin Hung International, Inc.	1,025,376	417,645
*Cho Kwang Leather Co., Ltd.	10,640	128,879
*Choil Aluminum Manufacturing Co., Ltd.	7,700	75,309
#*Chong Kun Dang Pharmaceutical Corp.	27,162	590,161
#*Choongwae Holdings Co., Ltd.	29,078	63,388
#*Choongwae Pharma Corp.	13,356	169,093
*Chosun Refractories Co., Ltd.	2,653	140,516
*Chungho Comnet Co., Ltd.	2,320	16,534
#CJ CGV Co., Ltd.	28,890	663,095
CJ Cheiljedang Corp.	16,548	2,847,963
CJ Corp.	37,920	2,556,418
#*CJ Seafood Corp.	56,270	172,201
#*Cosmochemical Co., Ltd.	14,640	85,152

1367

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Crown Confectionery Co., Ltd.	1,991	$224,540
*Dae Dong Industrial Co., Ltd.	33,730	153,882
#*Dae Han Flour Mills Co., Ltd.	2,656	403,001
*Dae Ho Corp.	543	63
*Dae Won Kang Up Co., Ltd.	98,414	402,089
#*Daechang Co., Ltd.	130,690	209,903
*Daeduck Electronics Co., Ltd.	73,897	518,728
*Daeduck Industries Co., Ltd.	40,986	309,217
*Daegu Bank, Ltd.	315,263	4,372,064
Daegu Department Store Co., Ltd.	17,380	197,104
*Daehan City Gas Co., Ltd.	11,541	301,780
*Daehan Pulp Co., Ltd.	6,710	29,002
*Daehan Steel Co., Ltd.	24,780	236,815
Daehan Synthetic Fiber Co., Ltd.	1,832	150,115
#*Dae-Il Corp.	30,890	220,961
Daekyo Co., Ltd.	98,400	534,696
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	155,528
#*Daelim Industrial Co., Ltd.	46,223	5,147,276
*Daelim Trading Co., Ltd.	17,730	65,715
*Daesang Corp.	49,760	328,063
*Daesang Holdings Co., Ltd.	46,332	123,158
#*Daesung Group Partners Co., Ltd.	1,829	145,216
*Daesung Holdings Co., Ltd.	22,914	307,536
#*Daesung Industrial Co., Ltd.	4,535	174,382
*Daewon Pharmaceutical Co., Ltd.	6,430	39,004
Daewoong Co., Ltd.	6,546	101,169
#Daewoong Pharmaceutical Co., Ltd.	15,016	566,005
*Dahaam E-Tec Co., Ltd.	2,200	51,043
Daishin Securities Co., Ltd.	102,200	1,464,816
#*Daou Technology, Inc.	63,570	531,300
*DCM Corp.	11,890	130,678
#*Digital Power Communications Co., Ltd.	50,540	76,456
*Dong Ah Tire Industrial Co., Ltd.	23,075	175,138
#Dong IL Rubber Belt Co., Ltd.	34,362	187,356
#*Dong Yang Gang Chul Co., Ltd.	65,210	314,281
#*Dong-A Pharmaceutical Co., Ltd.	20,186	2,042,620
#*Dongaone Co., Ltd.	88,620	307,925
*Dongbang Agro Co., Ltd.	19,470	119,471
*Dongbu Corp.	25,950	207,595
*Dongbu HiTek Co., Ltd.	54,133	536,678
*Dongbu Insurance Co., Ltd.	96,440	3,916,240
Dongbu Securities Co., Ltd.	51,631	346,386
#*Dongbu Steel Co., Ltd.	54,916	483,095
*Dong-Il Corp.	3,202	183,451
#*Dongil Industries Co., Ltd.	3,540	238,770
*Dongil Paper Manufacturing Co., Ltd.	6,080	7,189
Dongkuk Steel Mill Co., Ltd.	99,270	3,187,592
#*Dongwha Pharm Co., Ltd.	47,870	206,112
*Dongwon F&B Co., Ltd.	3,810	165,541
*Dongwon Industries Co., Ltd.	3,363	460,781
#*Dongwon Systems Corp.	185,427	257,466
#Dongyang Mechatronics Corp.	57,681	684,600
Doosan Construction & Engineering Co., Ltd.	83,770	458,078
Doosan Corp.	4,999	747,077
#*DuzonBIzon Co., Ltd.	39,180	480,517
#E1 Corp.	8,685	401,302
*Eagon Industrial Co., Ltd.	8,930	59,048
*Eugene Investment & Securities Co., Ltd.	1,226,504	822,822
*F&F Co., Ltd.	21,060	111,460
#*FCB Twelve Co., Ltd.	2,651	163,264
#*Firstech Co., Ltd.	68,149	161,792

1368

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Foosung Co., Ltd.	97,639	$400,335
*Fursys, Inc.	14,315	325,614
#Gaon Cable Co., Ltd.	5,225	101,158
*GIIR, Inc.	14,410	133,839
*Global & Yuasa Battery Co., Ltd.	16,060	516,634
Golden Bridge Investment & Securities Co., Ltd.	56,620	92,009
*Grand Korea Leisure Co., Ltd.	23,670	393,013
#*Green Cross Corp.	8,242	920,682
*Green Cross Holdings Corp.	3,398	391,454
*Green Non-Life Insurance Co., Ltd.	19,867	79,494
#GS Global Corp.	9,302	126,868
Gwangju Shinsegae Co., Ltd.	1,820	294,932
#*Halla Climate Control Corp.	106,070	1,680,218
#*Halla Engineering & Construction Corp.	32,142	618,316
#*Han Kuk Carbon Co., Ltd.	45,743	218,590
Han Yang Securities Co., Ltd.	24,190	199,079
#*Hanall Biopharma Co., Ltd.	54,058	388,017
Handok Pharmaceuticals Co., Ltd.	12,760	155,538
#*Handsome Corp.	37,809	644,940
*Hanil Cement Manufacturing Co., Ltd.	11,659	585,686
*Hanil Construction Co., Ltd.	5,422	21,774
#*Hanil E-Wha Co., Ltd.	56,330	314,109
*Hanjin Heavy Industries & Construction Co., Ltd.	82,214	2,821,768
*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	28,580	378,535
Hanjin Shipping Co., Ltd.	22,699	751,595
#Hanjin Shipping Holdings Co., Ltd.	45,364	667,558
#*Hanjin Transportation Co., Ltd.	19,671	586,505
*Hankook Cosmetics Manufacturing Co., Ltd.	5,570	31,216
Hankook Shell Oil Co., Ltd.	1,867	369,571
*Hankook Synthetics, Inc.	550	47
*Hankuk Glass Industries, Inc.	12,900	345,179
#*Hankuk Paper Manufacturing Co., Ltd.	6,700	152,813
#*Hanmi Holdings Co., Ltd.	4,571	136,216
#*Hanmi Pharm Co., Ltd.	13,179	877,227
#Hanmi Semiconductor Co., Ltd.	24,980	175,123
#*Hansae Co., Ltd.	16,560	87,215
*Hansae Yes24 Holdings Co., Ltd.	5,520	15,015
*Hanshin Construction Co., Ltd.	530	4,685
*Hansol Chemical Co., Ltd.	16,000	236,221
*Hansol CSN Co., Ltd.	65,160	116,308
#*Hansol HomeDeco Co., Ltd.	64,500	73,147
#*Hansol LCD, Inc.	14,739	776,374
#*Hansol Paper Co., Ltd.	87,780	752,778
#*Hanssem Co., Ltd.	30,600	393,568
*Hanwha Chemical Corp.	152,667	5,527,263
*Hanwha General Insurance Co., Ltd.	58,398	499,981
Hanwha Securities Co., Ltd.	130,581	1,011,635
*Hanwha Timeworld Co., Ltd.	6,330	114,481
*Heung-A Shipping Co., Ltd.	81,780	85,527
*HeungKuk Fire & Marine Insurance Co., Ltd.	71,447	362,232
#*Hite Brewery Co., Ltd.	12,176	1,217,233
#*Hite Holdings Co., Ltd.	15,260	234,285
*HMC Investment Securities Co., Ltd.	37,920	866,076
#Hotel Shilla Co., Ltd.	81,768	2,074,719
*HS R&A Co., Ltd.	8,840	178,466
#Huchems Fine Chemical Corp.	60,348	1,052,454
*Husteel Co., Ltd.	9,530	153,204
*Hwa Sung Industrial Co., Ltd.	12,520	51,469
*Hwacheon Machine Tool Co., Ltd.	510	16,375
#*Hwashin Co., Ltd.	41,020	478,216
*Hyosung T & C Co., Ltd.	11,949	982,168

1369

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Hyundai Cement Co., Ltd.	10,770	$67,612
#*Hyundai Corp.	21,801	560,296
*Hyundai Department Store Co., Ltd.	32,701	3,830,384
#*Hyundai Development Co.	145,860	4,873,028
*Hyundai DSF Co., Ltd.	14,050	133,672
*Hyundai Elevator Co., Ltd.	10,286	976,142
#*Hyundai Engineering Plastics Co., Ltd.	48,130	199,687
#*Hyundai Greenfood Co., Ltd.	115,580	1,080,027
*Hyundai Hysco	91,740	2,151,250
Hyundai Marine & Fire Insurance Co., Ltd.	132,660	3,481,696
Hyundai Mipo Dockyard Co., Ltd.	22,255	4,094,924
Hyundai Securities Co.	319,360	4,059,976
#*IHQ, Inc.	7,110	11,194
Il Dong Pharmaceutical Co., Ltd.	7,743	270,922
*Il Yang Pharmaceutical Co., Ltd.	23,000	515,551
*Iljin Diamond Co., Ltd.	14,760	117,645
*Iljin Display Co., Ltd.	36,348	364,673
#*Iljin Electric Co., Ltd.	41,359	367,896
*Iljin Holdings Co., Ltd.	36,872	134,592
Ilshin Spinning Co., Ltd.	2,319	208,173
*Ilsung Pharmaceutical Co., Ltd.	2,444	176,478
*InziControls Co., Ltd.	1,260	6,082
IS Dongseo Co., Ltd.	22,828	388,015
#*ISU Chemical Co., Ltd.	20,140	385,808
#*IsuPetasys Co., Ltd.	56,480	192,800
*Jahwa Electronics Co., Ltd.	25,340	120,776
#*Jeil Pharmaceutical Co.	19,870	198,619
*Jeonbuk Bank, Ltd.	103,959	622,952
*Jinheung Savings Bank	39,019	110,474
JS Cable Co., Ltd.	4,540	44,067
#*K.C. Tech Co., Ltd.	46,229	285,133
*KCO Energy, Inc.	120,777	539
#*Keangnam Enterprises, Ltd.	22,093	209,160
#*KEPCO Plant Service & Engineering Co., Ltd.	19,098	879,206
*Keyang Electric Machinery Co., Ltd.	24,590	55,339
#KG Chemical Corp.	15,390	127,594
#*KIC, Ltd.	23,030	86,899
#*KISCO Corp.	10,860	343,399
*Kishin Corp.	37,840	182,063
#*KISWIRE, Ltd.	16,702	542,721
*KIWOOM Securities Co., Ltd.	25,232	1,394,061
*Kolon Corp.	8,219	224,272
#*Kolon Engineering & Construction Co., Ltd.	39,880	172,828
#*Kolon Industries, Inc.	21,694	1,350,218
Korea Cast Iron Pipe Co., Ltd.	30,450	103,190
*Korea Circuit Co., Ltd.	23,310	147,489
*Korea Cottrell Co., Ltd.	32,814	105,079
*Korea Development Co., Ltd.	29,710	140,980
Korea Development Leasing Corp.	7,597	144,416
Korea Electric Terminal Co., Ltd.	14,990	260,630
*Korea Export Packing Industries Co., Ltd.	3,990	44,713
#*Korea Express Co., Ltd.	24,769	2,449,532
*Korea Flange Co., Ltd.	8,010	118,711
Korea Investment Holdings Co., Ltd.	104,240	4,711,403
*Korea Iron & Steel Co., Ltd.	3,462	139,102
#Korea Kolmar Co., Ltd.	43,147	279,228
#*Korea Komho Petrochemical Co., Ltd.	28,640	3,716,474
#*Korea Line Corp.	25,769	579,130
#*Korea Petrochemical Industrial Co., Ltd.	4,609	467,254
Korea Reinsurance Co., Ltd.	189,599	2,070,688
*Korea Savings Bank	7,079	47,038

1370

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Korea United Pharm, Inc.	3,950	$22,918
*Korea Zinc Co., Ltd.	4,072	1,084,790
#*Korean Air Terminal Service Co., Ltd.	4,590	204,756
#*KP Chemical Corp.	121,051	3,097,683
KPX Chemical Co., Ltd.	3,934	199,643
#*KPX Fine Chemical Co., Ltd.	3,686	160,327
KPX Holdings Corp.	3,008	151,969
*KTB Securities Co., Ltd.	129,830	576,727
#*Kukdo Chemical Co., Ltd.	8,450	430,394
#*Kumho Electric Co., Ltd.	8,082	278,316
#*Kumho Industrial Co., Ltd.	10,245	154,441
Kumho Investment Bank	145,230	108,664
#*Kumho Tire Co., Inc.	29,999	385,026
*Kumkang Industrial Co., Ltd.	1,730	17,446
*Kunsul Chemical Industrial Co., Ltd.	8,190	113,247
#*Kwang Dong Pharmaceutical Co., Ltd.	90,320	247,446
*Kwang Myung Electric Engineering Co., Ltd.	9,500	18,326
*Kyeryong Construction Industrial Co., Ltd.	12,540	199,603
Kyobo Securities Co., Ltd.	45,970	350,156
*Kyung Dong Navien Co., Ltd.	1,740	50,395
*Kyungbang Co., Ltd.	1,410	152,464
*Kyungdong City Gas Co., Ltd.	2,940	111,140
*Kyung-In Synthetic Corp.	51,830	139,375
*Kyungnam Energy Co., Ltd.	28,770	77,010
#*LG Fashion Corp.	46,325	1,320,756
#LG Innotek Co., Ltd.	24,723	3,109,394
#LG International Corp.	73,842	2,552,321
#*LG Life Sciences, Ltd.	26,935	1,130,781
LIG Insurance Co., Ltd.	91,770	2,202,727
*Livart Furniture Co., Ltd.	11,180	71,605
*Lotte Chilsung Beverage Co., Ltd.	1,718	1,359,061
#*Lotte Confectionary Co., Ltd.	1,725	2,179,465
#*Lotte Midopa Co., Ltd.	61,160	911,057
*Lotte Non-Life Insurance Co., Ltd.	48,040	325,030
#*Lotte Sam Kang Co., Ltd.	1,998	460,351
*Lotte Tour Development Co., Ltd.	5,730	113,724
LS Industrial Systems Co., Ltd.	21,364	1,459,098
Macquarie Korea Infrastructure Fund	520,371	2,228,540
Manho Rope & Wire Co., Ltd.	3,950	57,864
Meritz Fire Marine Insurance Co., Ltd.	203,108	1,890,317
*Meritz Securities Co., Ltd.	464,225	435,987
*Mi Chang Oil Industrial Co., Ltd.	981	44,416
Mirae Asset Securities Co., Ltd.	59,254	2,659,978
Miwon Commercial Co., Ltd.	1,081	120,507
*Miwon Specialty Chemical Co., Ltd.	448	52,079
Moorim P&P Co., Ltd.	17,860	223,219
#*Moorim Paper Co., Ltd.	23,918	184,308
Motonic Corp.	20,900	143,995
#*Namhae Chemical Corp.	63,074	962,731
#*Namkwang Engineering & Construction Co., Ltd.	54,497	158,531
#*Namsun Aluminum Co., Ltd.	129,900	152,768
*Namyang Dairy Products Co., Ltd.	1,023	703,994
*Nasan Co., Ltd.	23,824	19,031
#*National Plastic Co., Ltd.	32,500	58,090
*Nexen Corp.	4,130	225,460
#Nexen Tire Corp.	71,180	726,150
NH Investment & Securities Co., Ltd.	64,269	565,473
*NICE Holdings Co., Ltd.	77	4,455
*NICE Information Service Co., Ltd.	97	2,591
#*NK Co., Ltd.	17,150	191,020
#Nong Shim Co., Ltd.	8,447	1,538,825

1371

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Nong Shim Holdings Co., Ltd.	5,210	$254,974
*Noroo Holdings Co., Ltd.	13,345	71,286
#*Noroo Paint Co., Ltd.	14,277	39,987
*ON*Media Corp.	138,570	630,710
#*Orientbio, Inc.	106,060	87,468
#*ORION Corp.	9,061	3,389,328
Ottogi Corp.	3,910	450,053
*Pacific Corp.	8,059	1,352,437
*Pacific Pharmaceutical Co., Ltd.	2,030	50,558
#*PaperCorea, Inc.	14,790	159,850
#*Poongsan Corp.	47,471	1,880,007
*Poongsan Holdings Corp.	11,707	401,237
#POSCO Coated & Color Steel Co., Ltd.	6,320	149,369
*Pulmuone Co., Ltd.	2,916	95,800
*Pum Yang Construction Co., Ltd.	12,016	47,935
*Pusan City Gas Co., Ltd.	14,730	262,616
#*RNL BIO Co., Ltd.	159,490	332,412
#*S&T Corp.	9,103	151,293
#*S&T Daewoo Co., Ltd.	15,100	446,805
#*S&T Dynamics Co., Ltd.	50,002	911,461
#*S&T Holdings Co., Ltd.	31,368	399,158
#*S&T Motors Co., Ltd.	156,480	98,489
#S1 Corp.	43,593	2,098,467
#*Saehan Industries, Inc.	651,800	669,673
#*Saehan Media Corp.	3,460	18,576
*Saeron Automotive Corp.	30,790	139,360
#*Sajo Industries Co., Ltd.	8,800	447,891
*Sajodaerim Corp.	4,770	104,535
#*Sam Jin Pharmaceutical Co., Ltd.	31,646	294,040
#*Sam Kwang Glass Industrial Co., Ltd.	4,960	289,370
*Sam Lip General Foods Co., Ltd.	600	6,933
*Sam Whan Camus Co., Ltd.	810	4,303
*Sam Yung Trading Co., Ltd.	13,947	65,601
#*Sambu Construction Co., Ltd.	11,342	180,186
#*Samchully Co., Ltd.	7,607	723,354
#*Samho Development Co., Ltd.	31,127	69,041
*Samhwa Crown & Closure Co., Ltd.	412	7,900
*Samhwa Paints Industrial Co., Ltd.	26,400	96,511
#*Samick Musical Instruments Co., Ltd.	146,160	160,031
Samick THK Co., Ltd.	29,370	173,294
#*Samsung Climate Control Co., Ltd.	6,810	48,444
#Samsung Fine Chemicals Co., Ltd.	42,528	3,107,419
*Samwha Capacitor Co., Ltd.	15,030	135,789
*Samwhan Corp.	16,210	154,300
*Samyang Corp.	12,380	707,378
*Samyang Foods Co., Ltd.	8,430	136,500
*Samyang Genex Co., Ltd.	4,129	204,378
Samyang Tongsang Co., Ltd.	1,760	36,671
*Samyoung Electronics Co., Ltd.	20,950	210,105
*SAVEZONE I&C Corp.	12,100	26,024
#*SBS Media Holdings Co., Ltd.	87,000	188,914
#*Seah Besteel Corp.	27,230	1,051,208
*SeAH Holdings Corp.	4,622	566,933
#*SeAH Steel Corp.	6,214	371,159
#*Sebang Co., Ltd.	22,475	340,979
#*Sejong Industrial Co., Ltd.	30,130	348,198
*Seoul City Gas Co., Ltd.	3,590	165,394
#*Seowon Co., Ltd.	44,810	145,132
#*Serim Paper Manufacturing Co., Ltd.	32,013	82,965
#*Sewon Cellontech Co., Ltd.	53,791	206,994
*Shell-Line Co., Ltd.	7,600	59,319

1372

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Shin Won Corp.	91,390	$119,308
Shin Young Securities Co., Ltd.	11,500	380,889
*Shinhan Engineering & Construction Co., Ltd.	3,676	22,807
*Shinpoong Pharmaceutical Co., Ltd.	5,171	135,995
Shinsegae Engineering & Construction Co., Ltd.	2,990	41,564
Shinsegae Information & Communication Co., Ltd.	2,011	120,989
#*Shinsung Holdings Co., Ltd.	57,920	453,992
Silla Trading Co., Ltd.	9,410	115,082
*Sindo Ricoh Co., Ltd.	11,169	535,032
*SJM Co., Ltd.	10,868	63,677
*SJM Holdings Co., Ltd.	11,641	44,361
#SK Chemicals Co., Ltd.	38,217	2,040,950
#SK Gas Co., Ltd.	9,960	353,132
SK Networks Co., Ltd.	194,700	2,153,322
#*SKC Co., Ltd.	50,650	1,996,005
#SL Corp.	24,960	420,536
*Solomon Savings Bank	11,267	28,716
#*Songwon Industrial Co., Ltd.	21,700	317,967
*Ssangyong Cement Industrial Co., Ltd.	79,381	499,375
#*STX Corp.	65,052	1,947,404
#*STX Engine Co., Ltd.	44,542	1,389,931
#*STX Offshore & Shipbuilding Co., Ltd.	118,670	3,447,871
#*STX Pan Ocean Co., Ltd.	269,610	2,620,888
*Suheung Capsule Co., Ltd.	16,030	108,804
#*Sung Jin Geotec Co., Ltd.	39,150	498,325
#*Sung Shin Cement Co., Ltd.	25,380	89,426
*Sungchang Enterprise Holdings, Ltd.	8,030	86,325
*Sunjin Holdings Co., Ltd.	3,142	156,357
Sunkyong Securities Co., Ltd.	576,210	1,112,991
Tae Kwang Industrial Co., Ltd.	919	1,134,300
#*Tae Kyung Industrial Co., Ltd.	33,700	135,921
#*Taeyoung Engineering & Construction	106,800	487,231
#*Tai Han Electric Wire Co., Ltd.	248,653	1,599,750
*Tai Lim Packaging Industries Co., Ltd.	102,360	132,623
#*TCC Steel	18,256	75,085
*Tec & Co.	250,710	45,324
*Teems, Inc.	1,244	97,186
*Telcoware Co., Ltd.	9,000	61,250
*Tong Yang Major Corp.	96,206	214,068
Tong Yang Securities, Inc.	191,186	1,544,289
*Trigem Computer, Inc.	13	—
#*TS Corp.	6,600	282,777
*Uangel Corp.	12,280	42,675
#*Unid Co., Ltd.	7,159	380,498
Union Steel Manufacturing Co., Ltd.	13,912	298,428
#*VGX International, Inc.	18,440	25,797
*Whanin Pharmaceutical Co., Ltd.	27,500	167,930
#*Woongjin Holdings Co., Ltd.	79,757	751,560
#*Woongjin Thinkbig Co., Ltd.	37,369	603,403
*Woori Financial Co., Ltd.	21,080	291,882
Woori Investment & Securities Co., Ltd.	231,160	4,472,340
#*WooSung Feed Co., Ltd.	17,000	24,264
YESCO Co., Ltd.	5,950	124,556
*Yoosung Enterprise Co., Ltd.	34,546	75,342
#*Youlchon Chemical Co., Ltd.	32,710	241,261
*Young Poong Corp.	2,314	1,687,019
*Young Poong Mining & Construction Corp.	1,580	77
*Young Poong Paper Manufacturing Co., Ltd.	570	8,197
#*Youngone Corp.	60,704	680,056
*Youngone Holdings Co., Ltd.	18,536	591,154
#*Yuhan Corp.	24,084	3,232,480

1373

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Yuhwa Securities Co., Ltd.	12,910	$179,561
#*Yungjin Pharm Co., Ltd.	183,532	143,853
*ZeroOne Interactive Co., Ltd.	3,200	43

TOTAL SOUTH KOREA		247,672,579

TAIWAN — (13.0%)
*A.G.V. Products Corp.	741,782	346,831
Ability Enterprise Co., Ltd.	752,076	1,284,757
*Abocom Systems, Inc.	470	176
Acbel Polytech, Inc.	777,599	623,865
Accton Technology Corp.	829,000	597,743
Ace Pillar Co., Ltd.	70,000	111,143
*Action Electronics Co., Ltd.	137,000	49,212
Adlink Technology, Inc.	133,000	224,694
Advancetek Enterprise Co., Ltd.	183,000	170,632
Advantech Co., Ltd.	240,000	739,484
ALI Corp.	408,000	615,709
Allis Electric Co., Ltd.	29,000	11,332
Alpha Networks, Inc.	496,763	442,705
Altek Corp.	534,624	807,561
Ambassador Hotel (The)	597,000	947,274
*Ampoc Far East Co., Ltd.	158,444	99,466
Amtran Technology Co., Ltd.	1,445,011	1,351,509
*APCB, Inc.	205,000	200,857
Apex Biotechnology Corp.	205,380	469,599
*Apex Medical Corp.	87,000	114,413
Apex Science & Engineering Corp.	211,960	96,977
*Arima Communications Corp.	533,000	356,345
*Arima Optoelectronics Corp.	469,594	146,634
Asia Chemical Corp.	559,000	381,091
*Asia Optical Co, Inc.	340,000	697,459
Asia Polymer Corp.	595,123	1,018,614
Asia Vital Components Co., Ltd.	391,574	447,927
ASROCK, Inc.	62,000	221,219
Aten International Co., Ltd.	197,479	370,889
Audix Corp.	49,000	55,897
Aurora Corp.	541,499	924,822
Aurora Systems Corp.	244,244	273,605
*AV Tech Corp.	69,000	213,208
Avermedia Technologies, Inc.	399,446	537,340
Avision, Inc.	352,000	249,306
Awea Mechantronic Co., Ltd.	44,000	57,456
*Bank of Kaohsiung	101,000	53,166
*Basso Industry Corp., Ltd.	147,000	130,745
Bes Engineering Corp.	2,691,750	965,654
Biostar Microtech International Corp.	258,975	152,505
Bright Led Electronics Corp.	240,520	300,551
C Sun Manufacturing, Ltd.	255,221	229,960
Cameo Communications, Inc.	372,810	188,375
Capital Securities Corp.	2,623,736	1,406,704
*Career Technology MFG. Co., Ltd.	484,000	898,215
*Carnival Industrial Corp.	656,000	248,030
Cathay Real Estate Development Co., Ltd.	1,116,000	652,381
Central Reinsurance Co., Ltd.	826,402	516,874
Chain Qui Development Co., Ltd.	226,083	218,310
Champion Building Materials Co., Ltd.	588,851	477,082
*Chang Wah Electromaterials, Inc.	56,000	321,512
Charoen Pokphand Enterprises Co., Ltd.	351,000	236,641
Cheng Loong Corp.	1,760,330	870,116
Cheng Uei Precision Industry Co., Ltd.	577,720	1,281,132
Chenming Mold Industrial Corp.	276,437	340,855

1374

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Chia Hsin Cement Corp.	1,089,670	$627,364
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	128,846	280,468
Chien Kuo Construction Co., Ltd.	125,872	72,016
Chilisin Electronics Corp.	207,535	206,227
China Chemical & Pharmaceutical Co.	408,000	373,524
*China Ecotek Corp.	170,000	288,675
China Electric Manufacturing Co., Ltd.	694,900	568,209
China General Plastics Corp.	665,000	291,969
China Glaze Co., Ltd.	361,139	301,729
China Hi-Ment Corp.	308,348	397,413
China Life Insurance Co., Ltd.	2,117,851	2,210,592
*China Man-Made Fiber Co., Ltd.	2,399,879	1,307,981
China Metal Products Co., Ltd.	532,726	589,709
China Motor Co., Ltd.	857,609	810,024
*China Petrochemical Development Corp.	1,449,000	1,639,491
*China Rebar Co., Ltd.	55,174	—
China Steel Chemical Corp.	412,554	1,725,633
China Steel Structure Co., Ltd.	232,000	205,607
China Synthetic Rubber Corp.	852,563	873,967
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	233,667
Chinese Maritime Transport, Ltd.	422,850	967,590
*Ching Feng Home Fashions Industries Co., Ltd.	199,403	65,168
Chin-Poon Industrial Co., Ltd.	665,207	579,617
*Chipbond Technology Corp.	25,000	45,307
Chong Hong Construction Co.	271,580	734,698
*Chou Chin Industrial Co., Ltd.	825	—
*Chroma Ate, Inc.	598,828	1,846,307
*Chun Yu Works & Co., Ltd.	469,000	164,028
Chun Yuan Steel Industrial Co., Ltd.	1,046,536	555,193
Chung Hsin Electric & Machinery Co., Ltd.	753,000	463,667
*Chung Hung Steel Corp.	1,501,134	908,935
*Chung Hwa Pulp Corp.	843,594	445,127
*Chuwa Wool Industry Co., Ltd.	47,515	59,456
Clevo Co., Ltd.	344,000	753,220
*CMC Magnetics Corp.	5,400,960	1,476,088
Collins Co., Ltd.	462,700	221,909
*Compal Communications, Inc.	575,000	615,096
*Compeq Manufacturing Co., Ltd.	2,207,000	1,392,080
*Continental Holdings Corp.	1,297,067	584,805
*Cosmo Electronics Corp.	214,137	217,341
*Cosmos Bank Taiwan	262,740	80,078
Coxon Precise Industrial Co., Ltd.	163,000	339,863
CSBC Corp. Taiwan	543,000	509,188
CTCI Corp.	950,013	1,109,432
CviLux Corp.	63,450	94,458
*CX Technology Co., Ltd.	62,368	31,525
Cyberlink Corp.	158,025	546,852
Cybertan Technology, Inc.	467,779	627,579
DA CIN Construction Co., Ltd.	482,711	305,361
Darfon Electronics Corp.	381,550	484,215
*Davicom Semiconductor, Inc.	108,345	145,066
*De Licacy Industries Co., Ltd.	70,000	30,109
Delpha Construction Co., Ltd.	364,410	207,603
Depo Auto Parts Industrial Co., Ltd.	81,000	204,030
*Der Pao Construction Co., Ltd.	476,000	13,443
Diamond Flower Electric Instrument Co., Ltd.	203,524	199,404
D-Link Corp.	1,130,665	1,198,917
Dynamic Electronics Co., Ltd.	363,000	233,756
*Eastern Media International Corp.	2,366,337	584,955

1375

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Eclat Textile Co., Ltd.	248,146	$300,080
Edom Technology Co., Ltd.	238,776	130,979
*Elan Microelectronics Corp.	638,715	989,807
*E-Lead Electronic Co., Ltd.	82,942	68,151
E-LIFE MALL Corp., Ltd.	37,000	60,658
Elite Advanced Laser Corp.	98,000	251,115
Elite Material Co., Ltd.	359,160	375,614
Elite Semiconductor Memory Technology, Inc.	412,200	825,224
Elitegroup Computer Systems Co., Ltd.	1,276,182	526,102
*Enlight Corp.	44,969	8,041
*EnTie Commercial Bank	686,603	404,188
Eternal Chemical Co., Ltd.	1,071,804	1,267,689
*Everest Textile Co., Ltd.	830,562	218,897
Everfocus Electronics Corp.	89,000	55,893
Evergreen International Storage & Transport Corp.	1,691,000	1,567,136
Everlight Chemical Industrial Corp.	655,000	752,706
Everlight Electronics Co., Ltd.	563,000	1,704,840
*Everspring Industry Co., Ltd.	255,000	89,706
*Evertop Wire Cable Corp.	45,461	11,367
*Excel Cell Electronics Co., Ltd.	143,000	107,084
Excelsior Medical Co., Ltd.	139,140	419,509
Far Eastern Department Stores Co., Ltd.	1,066,000	1,890,826
Far Eastern International Bank	2,512,096	1,285,766
Faraday Technology Corp.	468,000	1,012,576
*Farglory F T Z Investment Holding Co., Ltd.	59,000	63,390
*Favite, Inc.	108,000	127,554
Federal Corp.	801,623	568,116
Feng Hsin Iron & Steel Co., Ltd.	749,100	1,440,769
Feng Tay Enterprise Co., Ltd.	839,054	933,119
*FIC Global, Inc.	9,551	4,045
First Copper Technology Co., Ltd.	703,000	336,235
First Hotel	463,200	474,178
First Insurance Co., Ltd.	531,179	352,026
First Steamship Co., Ltd.	335,200	697,483
*FLEXium Interconnect, Inc.	201,043	402,795
Flytech Technology Co., Ltd.	129,937	362,130
*Forhouse Corp.	634,635	632,073
Formosa Advanced Technologies Co., Ltd.	262,000	394,863
Formosa Epitaxy, Inc.	633,811	973,177
Formosa International Hotels Corp.	38,800	672,528
*Formosa Oilseed Processing Co., Ltd.	173,671	93,273
Formosan Rubber Group, Inc.	841,000	858,990
*Formosan Union Chemical Corp.	185,000	107,649
*Fortune Electric Co., Ltd.	502,078	366,558
*Founding Construction & Development Co., Ltd.	258,264	223,044
*Froch Enterprise Co., Ltd.	83,000	52,518
*FU I Industrial Co., Ltd.	97,900	33,077
Fullerton Technology Co., Ltd.	149,637	181,201
Fwusow Industry Co., Ltd.	482,920	244,644
G Shank Enterprise Co., Ltd.	335,013	279,919
Gamma Optical Co., Ltd.	115,800	72,528
Gem Terminal Industries Co., Ltd.	302,386	215,918
Gemtek Technology Corp.	511,019	737,824
General Plastic Industrial Co., Ltd.	56,680	69,807
*Genesis Photonics, Inc.	250,965	642,346
*Genius Electronic Optical Co., Ltd.	17,000	164,576
GeoVision, Inc.	52,000	178,346
Getac Technology Corp.	679,360	426,036
Giant Manufacture Co., Ltd.	660,776	2,571,164
*Giantplus Technology Co., Ltd.	363,900	253,110
Giga Solution Tech Co., Ltd.	148,000	116,454

1376

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Giga Storage Corp.	373,616	$622,809
Giga-Byte Technology Co., Ltd.	1,390,800	1,536,430
Gintech Energy Corp.	557,559	1,758,959
*Global Brands Manufacture, Ltd.	333,710	217,815
Global Mixed Mode Technology, Inc.	112,000	538,703
Global Unichip Corp.	122,000	519,245
Globe Union Industrial Corp.	426,944	431,984
*Gold Circuit Electronics, Ltd.	864,227	398,945
Goldsun Development & Construction Co., Ltd.	2,382,290	1,215,845
Good Will Instrument Co., Ltd.	148,176	122,087
Grand Pacific Petrochemical Corp.	1,130,000	829,667
Grape King, Inc.	183,000	280,934
Great China Metal Industry Co., Ltd.	462,000	535,813
*Great Taipei Gas Co., Ltd.	846,000	535,679
Great Wall Enterprise Co. Ltd.	831,275	895,151
*Greatek Co., Ltd.	1,010,688	1,041,438
Green Energy Technology, Inc.	274,033	1,231,151
*GTM Corp.	338,000	273,435
Hannstar Board Corp.	387,096	271,836
*HannStar Display Corp.	9,902,738	1,929,900
Hanpin Co., Ltd.	120,800	66,052
*Harvatek Corp.	248,659	270,461
Hey Song Corp.	765,000	685,095
Highwealth Construction Corp.	1,037,871	2,411,199
*Hiti Digital, Inc.	136,000	169,728
Hitron Technologies, Inc.	194,213	146,958
*Ho Tung Holding Corp.	1,124,275	636,494
*Hocheng Corp.	542,700	216,576
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	251,944
Holiday Entertainment Co., Ltd.	48,800	50,366
Holtek Semiconductor, Inc.	268,000	412,551
Holy Stone Enterprise Co., Ltd.	513,183	652,951
*Hong Ho Precision Textile Co., Ltd.	37,000	21,925
Hong Tai Electric Industrial Co., Ltd.	567,000	282,421
*Hong Yi Fiber Industry Co., Ltd.	158,320	99,255
Honmyue Enterprise Co., Ltd.	139,080	54,886
*Hota Industrial Manufacturing Co., Ltd.	40,000	21,165
Hsin Kuang Steel Co., Ltd.	399,443	492,393
Hsing Ta Cement Co., Ltd.	620,000	217,353
Hua Eng Wire & Cable Co., Ltd.	988,565	399,091
Huaku Development Co., Ltd.	389,288	1,273,117
Huang Hsiang Construction Co.	271,800	766,743
Hung Ching Development & Construction Co., Ltd.	449,000	342,452
Hung Poo Construction Corp.	490,658	783,360
Hung Sheng Construction Co., Ltd.	987,400	662,116
*Hwa Fong Rubber Co., Ltd.	471,670	155,125
Ichia Technologies, Inc.	536,000	312,739
*I-Chiun Precision Industry Co., Ltd.	320,313	405,138
ICP Electronics, Inc.	254,000	374,714
Infortrend Technology, Inc.	439,163	581,879
Inventec Appliances Corp.	297,000	265,415
*I-Sheng Electric Wire & Cable Co., Ltd.	129,000	213,863
*ITE Technology, Inc.	301,408	624,740
*ITEQ Corp.	472,299	744,312
*Jean Co., Ltd.	140,000	57,134
*Jenn Feng New Energy Co., Ltd.	180,000	227,397
Jess-Link Products Co., Ltd.	213,900	477,001
*Johnson Health Tech Co., Ltd.	74,000	106,595
*Jui Li Enterprise Co., Ltd.	346,080	120,335
K Laser Technology, Inc.	295,693	202,017
Kang Na Hsiung Enterprise Co., Ltd.	305,020	209,356

1377

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Kao Hsing Chang Iron & Steel Corp.	784,000	$193,477
Kaulin Manufacturing Co., Ltd.	274,330	266,815
Kee Tai Properties Co., Ltd.	880,856	622,137
Kenda Rubber Industrial Co., Ltd.	934,101	988,274
Kian Shen Corp.	42,000	76,261
King Core Electronics, Inc.	31,310	34,513
*King Slide Works Co., Ltd.	53,550	276,752
*King Yuan Electronics Co., Ltd.	2,306,979	1,439,453
Kingdom Construction Co., Ltd.	889,000	846,751
*King’s Town Bank	1,795,701	1,053,366
King’s Town Construction Co., Ltd.	588,987	705,359
Kinik Co.	136,000	269,918
*Kinko Optical Co., Ltd.	145,000	276,663
*Kinpo Electronics, Inc.	2,658,157	1,010,546
Kinsus Interconnect Technology Corp.	493,000	1,587,972
Knowledge-Yield-Excellence Systems Corp.	415,903	339,734
KS Terminals, Inc.	172,558	191,974
*Kung Long Batteries Industrial Co., Ltd.	75,000	159,860
*Kuoyang Construction Co., Ltd.	687,000	513,767
*Kwong Fong Industries Corp.	697,200	347,373
L&K Engineering Co., Ltd.	241,048	281,296
*Lan Fa Textile Co., Ltd.	636,975	408,004
LCY Chemical Corp.	1,296,618	3,322,383
*Lead Data Co., Ltd.	494,858	86,984
*Leader Electronics, Inc.	65,013	45,515
*Leadtek Research, Inc.	89,961	34,070
Leadtrend Technology Corp.	42,699	182,819
Lealea Enterprise Co., Ltd.	1,222,101	747,158
Ledtech Electronics Corp.	158,402	162,130
Lee Chi Enterprises Co., Ltd.	326,000	172,850
*Lelon Electronics Corp.	204,000	170,545
*Leofoo Development Co., Ltd.	507,000	374,710
Les Enphants Co., Ltd.	341,116	523,358
*Li Peng Enterprise Co., Ltd.	967,824	609,543
Lian Hwa Foods Corp.	124,000	115,596
Lien Chang Electronic Enterprise Co., Ltd.	111,000	64,305
Lien Hwa Industrial Corp.	1,183,783	935,481
Lingsen Precision Industries, Ltd.	619,506	538,481
*LITE-ON IT Corp.	733,326	832,350
*Lite-On Semiconductor Corp.	496,730	338,055
Long Bon International Co., Ltd.	797,945	346,448
Long Chen Paper Co., Ltd.	1,073,674	447,380
Lotes Co., Ltd.	57,778	312,464
Lucky Cement Corp.	620,000	165,340
*Lumax International Corp., Ltd.	121,805	240,183
Makalot Industrial Co., Ltd.	237,202	557,951
Marketech International Corp.	221,000	163,860
Masterlink Securities Corp.	1,998,000	917,368
*Maxtek Technology Co., Ltd.	87,000	108,680
Mayer Steel Pipe Corp.	310,377	259,754
Maywufa Co., Ltd.	104,322	58,294
Meiloon Co., Ltd.	399,053	215,479
Mercuries & Associates, Ltd.	1,036,850	811,804
*Mercuries Data Systems, Ltd.	237,000	131,360
*Merida Industry Co., Ltd.	432,170	787,671
Merry Electronics Co., Ltd.	160,363	280,072
*Microelectronics Technology, Inc.	714,527	434,558
Micro-Star International Co., Ltd.	1,870,075	1,125,664
*Min Aik Technology Co., Ltd.	224,316	670,081
Mirle Automation Corp.	250,568	286,614
Mitac International Corp.	2,239,000	1,141,703

1378

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Mobiletron Electronics Co., Ltd.	135,000	$102,890
*Mosel Vitelic, Inc.	1,296,644	645,876
*Mospec Seminconductor Corp.	155,000	97,728
*Mustek Systems, Inc.	129,119	20,322
Nak Sealing Technologies Corp.	121,954	199,054
*Namchow Chemical Industrial Co., Ltd.	473,000	609,803
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,598,760
Nantex Industry Co., Ltd.	491,544	456,519
National Petroleum Co., Ltd.	455,824	572,100
*New Asia Construction & Development Co., Ltd.	133,618	63,404
*Nichidenbo Corp.	80,000	93,600
Nien Hsing Textile Co., Ltd.	497,000	417,424
*Ocean Plastics Co., Ltd.	342,200	267,000
*Optimax Technology Corp.	360	65
Opto Tech Corp.	934,886	676,755
*Orient Semiconductor Electronics, Ltd.	794,000	238,076
Oriental Union Chemical Corp.	1,095,788	1,599,606
Orise Technology Co., Ltd.	77,000	181,590
*Pacific Construction Co., Ltd.	1,054,000	180,400
*Pan Jit International, Inc.	565,541	778,146
Pan-International Industrial Corp.	559,380	859,575
*Paragon Technologies Co., Ltd.	125,449	249,449
PC Home Online	50,997	277,368
Phihong Technology Co., Ltd.	427,901	752,488
*Phytohealth Corp.	34,000	55,198
*Picvue Electronics, Ltd.	72,760	—
*Pihsiang Machinery Mfg. Co., Ltd.	262,534	419,656
Plotech Co., Ltd.	177,000	148,881
Polaris Securities Co., Ltd.	4,427,762	3,091,490
Polytronics Technology Corp.	90,027	185,797
*Potrans Electrical Corp.	228,000	34,237
*Power Quotient International Co., Ltd.	405,000	289,553
*Powercom Co., Ltd.	140,000	326,451
Powertech Industrial Co., Ltd.	99,000	136,968
*Precision Silicon Corp.	106,000	120,477
President Securities Corp.	1,541,680	1,033,441
Prince Housing & Development Corp.	1,681,053	1,223,084
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	26,330
Promate Electronic Co., Ltd.	246,000	199,978
Promise Technology, Inc.	238,286	234,524
*Protop Technology Co., Ltd.	192,000	1,389
*Qisda Corp.	1,990,000	1,401,608
*Quintain Steel Co., Ltd.	459,750	194,833
Radiant Opto-Electronics Corp.	823,920	1,793,896
Radium Life Tech Corp.	976,168	1,325,902
Ralec Electronic Corp.	97,209	199,118
Ralink Technology Corp.	48,960	182,335
Realtek Semiconductor Corp.	790,000	1,849,796
*Rechi Precision Co., Ltd.	166,000	97,550
*Rexon Industrial Corp., Ltd.	469,000	157,753
Richtek Technology Corp.	231,000	1,795,984
*Ritek Corp.	5,213,387	1,576,074
Roundtop Machinery Industries Co., Ltd.	22,000	18,179
Ruentex Development Co., Ltd.	886,000	1,332,619
Ruentex Industries, Ltd.	246,000	578,728
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,178,327	410,843
*San Fang Chemical Industry Co., Ltd.	332,348	403,350
*Sanyang Industrial Co., Ltd.	1,402,046	851,601
Sanyo Electric Taiwan Co., Ltd.	503,000	638,494

1379

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
SDI Corp.	274,000	$380,640
Senao International Co., Ltd.	375,541	798,375
*Sercomm Corp.	222,000	246,263
Sheng Yu Steel Co., Ltd.	552,980	419,322
*ShenMao Technology, Inc.	32,860	57,794
*Shih Wei Navigation Co., Ltd.	296,598	403,953
Shihlin Electric & Engineering Corp.	895,000	1,185,264
*Shihlin Paper Corp.	418,000	983,665
Shin Shin Co., Ltd.	49,000	48,045
*Shin Zu Shing Co., Ltd.	209,144	560,824
*Shining Building Business Co., Ltd.	232,900	325,391
Shinkong Insurance Co., Ltd.	542,131	531,044
Shinkong Synthetic Fibers Co., Ltd.	2,321,961	1,198,001
*Shuttle, Inc.	377,152	230,782
Sigurd Microelectronics Corp.	589,974	585,668
Silicon Integrated Systems Corp.	1,206,820	867,713
Silitech Technology Corp.	250,126	763,328
Sinbon Electronics Co., Ltd.	270,000	212,592
Sincere Navigation Corp.	425,786	524,716
Sinkang Industries, Ltd.	259,805	186,730
Sinkong Textile Co., Ltd.	469,542	738,019
Sinon Corp.	556,510	272,027
Sinphar Pharmaceutical Co., Ltd.	162,184	190,496
*Sintek Photronics Corp.	1,271,130	993,067
Sinyi Realty Co., Ltd.	380,894	841,257
*Sitronix Technology Corp.	167,879	369,426
*Siward Crystal Technology Co., Ltd.	201,013	130,663
*Solelytex Enterprise Corp.	75,600	50,757
*Solomon Technology Corp.	281,138	137,611
Sonix Technology Co., Ltd.	265,000	596,960
South East Soda Manufacturing Co., Ltd.	279,250	360,171
Southeast Cement Co., Ltd.	899,700	383,858
SPI Electronic Co., Ltd.	287,175	379,998
Spirox Corp.	188,000	155,600
Springsoft, Inc.	326,000	409,858
Standard Chemical & Pharmaceutical Co., Ltd.	212,684	227,155
Standard Foods Taiwan, Ltd.	613,703	1,475,846
*Star Comgistic Capital Co., Ltd.	194,785	281,282
Stark Technology, Inc.	226,860	223,398
Sunonwealth Electric Machine Industry Co., Ltd.	339,487	311,369
*Sunplus Technology Co., Ltd.	925,000	720,524
Sunrex Technology Corp.	612,736	689,789
*Sunspring Metal Corp.	24,000	31,627
*Super Dragon Technology Co., Ltd.	39,000	66,302
Supreme Electronics Co., Ltd.	327,000	299,419
Sweeten Construction Co., Ltd.	13,650	8,980
Syscom Computer Engineering Co.	30,000	14,257
Sysware Systex Corp.	261,388	400,019
T JOIN Transportation Co., Ltd.	802,000	793,554
Ta Chen Stainless Pipe Co., Ltd.	749,776	548,461
*Ta Chong Bank, Ltd.	2,743,769	1,211,829
Ta Ya Electric Wire & Cable Co., Ltd.	884,858	270,377
Ta Yih Industrial Co., Ltd.	194,000	411,588
Tah Hsin Industrial Corp.	447,000	444,293
*Tai Roun Products Co., Ltd.	168,000	79,534
TA-I Technology Co., Ltd.	256,308	297,383
*Taichung Commercial Bank	2,753,663	1,250,458
Tainan Enterprises Co., Ltd.	263,370	365,124
Tainan Spinning Co., Ltd.	2,529,600	1,787,885
Taisun Enterprise Co., Ltd.	563,680	340,194
*Taita Chemical Co., Ltd.	452,170	218,108

1380

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Taiwan Acceptance Corp.	229,480	$448,244
*Taiwan Business Bank	3,532,880	1,633,621
Taiwan Cogeneration Corp.	610,800	396,418
Taiwan Fire & Marine Insurance Co., Ltd.	614,338	586,655
*Taiwan Flourescent Lamp Co., Ltd.	176,000	18,063
Taiwan Fu Hsing Industrial Co., Ltd.	55,000	42,744
Taiwan Hon Chuan Enterprise Co., Ltd.	371,057	879,058
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Land Development Corp.	582,366	320,295
Taiwan Life Insurance Co., Ltd.	827,840	953,678
Taiwan Line Tek Electronic Co., Ltd.	77,214	85,161
Taiwan Mask Corp.	449,412	199,323
Taiwan Navigation Co., Ltd.	557,777	695,811
Taiwan Paiho Co., Ltd.	460,165	494,022
*Taiwan Pulp & Paper Corp.	618,000	369,609
Taiwan Sakura Corp.	431,905	336,391
Taiwan Secom Co., Ltd.	710,332	1,314,205
Taiwan Sogo Shinkong Security Co., Ltd.	538,278	449,202
Taiwan Styrene Monomer Corp.	987,303	486,334
Taiwan Tea Corp.	999,897	709,104
Taiyen Biotech Co., Ltd.	438,000	342,904
*Tatung Co., Ltd.	1,720,000	401,557
*Teapo Electronic Corp.	145,625	46,081
Teco Electric & Machinery Co., Ltd.	2,520,000	1,571,111
*Tecom, Ltd.	447,114	140,804
Ten Ren Tea Co., Ltd.	123,980	213,762
*Test Research, Inc.	219,450	358,884
Test-Rite International Co., Ltd.	794,438	593,378
*Thinking Electronic Industrial Co., Ltd.	184,204	289,647
*Thye Ming Industrial Co., Ltd.	280,360	353,799
Ton Yi Industrial Corp.	2,487,280	1,355,963
Tong Hsing Electronic Industries, Ltd.	111,784	520,537
Tong Yang Industry Co., Ltd.	594,384	782,245
Tong-Tai Machine & Tool Co., Ltd.	116,000	166,560
Topco Scientific Co., Ltd.	236,100	359,971
*Topoint Technology Co., Ltd.	182,000	217,328
Transcend Information, Inc.	389,651	1,154,137
Tsann Kuen Enterprise Co., Ltd.	167,686	346,536
TSRC Corp.	750,000	1,949,917
TTET Union Corp.	264,000	463,194
*Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	89,000	42,034
Tung Ho Steel Enterprise Corp.	1,125,000	1,323,876
*Twinhead International Corp.	500	87
TXC Corp.	377,386	718,137
TYC Brother Industrial Co., Ltd.	557,601	358,409
*Tycoons Group Enterprise Co., Ltd.	467,182	153,494
Tyntek Corp.	548,621	438,127
Tze Shin International Co., Ltd.	339,444	170,892
*Union Bank of Taiwan	2,348,593	947,705
*Union Insurance Co., Ltd.	93,129	57,612
Unitech Electronics Co., Ltd.	250,804	143,379
*Unitech Printed Circuit Board Corp.	708,303	450,364
United Integration Service Co., Ltd.	446,439	670,795
Unity Opto Technology Co., Ltd.	420,468	770,241
Universal Cement Corp.	944,191	610,385
*Universal Microelectronics Co., Ltd.	180,000	109,501
Universal, Inc.	130,490	114,060
UPC Technology Corp.	1,391,334	1,158,569
USI Corp.	1,347,360	1,771,770
*U-Tech Media Corp.	38,000	13,829
Ve Wong Corp.	356,696	296,934

1381

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Veutron Corp.	145,000	$11,648
*Via Technologies, Inc.	1,092,000	1,191,409
Visual Photonics Epitacy Co., Ltd.	242,688	577,034
Wah Lee Industrial Corp.	300,000	627,690
*Walsin Technology Corp., Ltd.	1,100,544	764,770
Walton Advanced Engineering, Inc.	388,197	246,580
Wan Hwa Enterprise Co., Ltd.	508,303	292,158
Waterland Financial Holding Co., Ltd.	4,247,142	2,450,159
*Wei Chih Steel Industrial Co., Ltd.	433,000	134,408
Wei Chuan Food Corp.	737,000	880,439
Weikeng Industrial Co., Ltd.	351,000	325,294
*Well Shin Technology Co., Ltd.	21,000	37,854
Wellypower Optronics Corp.	204,000	235,915
*Weltrend Semiconductor, Inc.	374,833	324,424
*Winbond Electronics Corp.	5,776,138	2,130,924
*Wintek Corp.	15,000	25,665
Wistron NeWeb Corp.	328,812	982,151
WPG Holdings, Ltd.	725,341	1,419,296
WT Microelectronics Co., Ltd.	389,000	633,315
*WUS Printed Circuit Co., Ltd.	710,000	546,977
Yageo Corp.	4,968,000	2,593,894
Yem Chio Co., Ltd.	144,884	135,774
Yeung Cyang Industrial Co., Ltd.	509,171	438,069
*Yi Jinn Industrial Co., Ltd.	233,639	109,797
Yieh Phui Enterprise Co., Ltd.	2,612,996	1,061,475
Young Optics, Inc.	63,111	371,134
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,967,697	1,433,542
Yuen Jen Enterprises Co., Ltd.	5,875	4,576
*Yulon Nissan Motor Co., Ltd.	157,000	641,623
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	397,593
Yung Tay Engineering Co., Ltd.	729,000	1,029,802
*YungShin Global Holding Corp.	406,300	577,920
Zenitron Corp.	302,000	225,426
Zig Sheng Industrial Co., Ltd.	821,905	546,036
Zinwell Corp.	509,586	967,324
Zippy Technology Corp.	217,948	187,891
*Zyxel Communication Corp.	974,430	780,421

TOTAL TAIWAN		269,970,879

THAILAND — (3.0%)
*A.J. PCL (Foreign)	281,600	243,819
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	151,056
Amata Corp. PCL (Foreign)	1,818,700	806,480
*Apex Development PCL (Foreign)	3,536	2,465
Asia Plus Securities PCL (Foreign)	1,885,800	166,026
Asian Property Development PCL (Foreign) NVDR	2,679,300	507,328
Bangchak Petroleum PCL (Foreign)	1,350,400	756,172
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	287,786
Bangkok Chain Hospital PCL (Foreign)	2,918,125	604,499
Bangkok Dusit Medical Services PCL (Foreign)	1,630,600	2,533,381
Bangkok Expressway PCL (Foreign)	1,170,400	715,992
Bangkok First Investment & Trust PCL (Foreign)	211,400	41,055
Bangkok Insurance PCL (Foreign)	127,101	1,028,492
*Bangkok Land PCL (Foreign) NVDR	21,859,870	445,759
*Bangkok Metro PCL (Foreign)	6,221,100	128,872
*Bangkok Rubber PCL (Foreign)	14,600	1,172
Big C Supercenter PCL (Foreign)	122,900	323,212
Bumrungrad Hospital PCL (Foreign)	657,200	696,660
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	410,943
*Central Paper Industry PCL (Foreign)	20	1,359
Central Plaza Hotel PCL (Foreign)	1,271,800	190,183

1382

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
CH Karnchang PCL (Foreign)	2,699,300	$707,698
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	175,834
*Country Group Securities PCL (Foreign)	590,078	16,617
Delta Electronics (Thailand) PCL (Foreign)	987,000	910,487
Diamond Building Products PCL (Foreign)	170,000	33,015
Dynasty Ceramic PCL (Foreign)	777,200	1,226,363
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	455,613
Electricity Generating PCL (Foreign)	29,300	101,002
*Erawan Group PCL (Foreign)	4,046,270	285,511
*Esso Thailand PCL (Foreign)	3,155,600	760,939
*G J Steel PCL (Foreign)	37,970,500	294,964
*G Steel PCL (Foreign)	21,477,500	444,913
GFPT PCL(Foreign)	1,185,000	306,846
GMM Grammy PCL (Foreign)	928,000	441,547
Hana Microelectronics PCL (Foreign)	1,281,796	1,047,592
Hermraj Land & Development PCL (Foreign)	6,110,100	336,209
Home Product Center PCL (Foreign)	7,444,608	1,975,911
ICC International PCL (Foreign)	204,600	259,930
Indorama Polymers PCL (Foreign)	833,100	215,724
*Italian-Thai Development PCL (Foreign) NVDR	6,545,530	771,184
*ITV PCL (Foreign)	2,785,600	94,672
Jasmine International PCL (Foreign)	8,210,900	483,698
*Kang Yong Electric PCL (Foreign)	31,800	217,181
*KGI Securities Thailand PLC (Foreign)	2,019,800	169,978
Khon Kaen Sugar Industry PCL (Foreign)	1,119,800	482,063
Kiatnakin Bank PCL (Foreign) NVDR	764,800	841,664
Kim Eng Securities Thailand PCL (Foreign)	526,700	243,787
*Krungthai Card PCL (Foreign)	425,800	165,386
Laguna Resorts & Hotels PCL (Foreign)	80,500	146,565
Lanna Resources PCL (Foreign)	548,800	399,676
*Loxley PCL (Foreign)	3,228,020	277,926
*LPN Development PCL (Foreign)	1,475,000	408,197
Major Cineplex Group PCL (Foreign)	1,494,300	561,058
MBK PCL (Foreign)	330,900	1,060,337
MCOT PCL (Foreign)	1,092,200	1,025,208
Minor International PCL (Foreign)	2,783,903	973,172
Muang Thai Insurance PCL (Foreign)	19,588	47,551
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	135,944
Padaeng Industry PCL (Foreign) NVDR	504,700	359,391
Patum Rice Mill & Granary PCL (Foreign)	5,500	12,996
Polyplex PCL (Foreign)	1,057,800	1,104,193
Precious Shipping PCL (Foreign)	1,223,900	705,144
Preuksa Real Estate PCL (Foreign)	2,484,000	1,326,622
Property Perfect PCL (Foreign)	1,745,800	227,160
Quality Houses PCL (Foreign)	11,876,300	784,193
*Regional Container Lines PCL (Foreign)	1,112,300	471,634
Robinson Department Store PCL (Foreign)	1,875,025	1,244,150
Rojana Industrial Park PCL (Foreign)	1,122,800	359,790
Saha Pathana Inter-Holding PCL (Foreign)	350,000	215,245
Saha-Union PCL (Foreign)	538,400	662,217
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	976,873
*Samart Corporation PCL (Foreign)	1,676,200	480,154
Samart I-Mobile PCL (Foreign)	8,442,100	508,247
*Samart Telcoms PCL (Foreign)	586,600	231,640
Sansiri PCL (Foreign)	2,621,166	458,142
*SC Asset Corp. PCL (Foreign)	580,100	324,833
SE-Education PCL (Foreign)	138,900	45,408
Serm Suk PCL (Foreign)	10,000	14,889
Serm Suk PCL (Foreign) NVDR	59,900	89,186
*Shinawatra Satellite PCL (Foreign)	1,383,800	241,868
*Siam City Cement PCL (Foreign)	82,600	580,165

1383

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Siam Future Development PCL (Foreign)	440,000	$89,723
Siam Makro PCL (Foreign)	355,600	1,634,413
Siamgas & Petrochemicals PCL (Foreign)	785,600	447,534
Sino-Thai Engineering & Construction PCL (Foreign)	1,126,000	444,642
*Somboon Advance Technology PCL (Foreign) (B05N984)	15,850	12,620
*Somboon Advance Technology PCL (Foreign) (B05PZJ3)	299,000	238,077
Sri Trang Agro Industry PCL (Foreign)	1,854,990	1,981,378
STP & I PCL (Foreign)	227,035	183,715
Supalai PCL (Foreign)	2,640,533	829,039
*Svi PCL (Foreign)	809,800	101,700
*Tata Steel (Thailand) PCL (Foreign)	9,617,100	445,135
*Thai Carbon Black PCL (Foreign)	146,200	154,978
Thai Plastic & Chemicals PCL (Foreign)	1,357,900	1,098,802
Thai Reinsurance PCL (Foreign)	1,484,700	302,755
Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	683,535
*Thai Tap Water Supply PCL (Foreign)	4,930,200	981,412
Thai Union Frozen Products PCL (Foreign)	1,298,325	1,891,071
Thai Vegetable Oil PCL (Foreign)	1,087,875	985,936
Thai Wacoal PCL (Foreign)	78,000	109,192
Thanachart Capital PCL (Foreign)	2,034,100	1,991,634
Thoresen Thai Agencies PCL (Foreign)	910,300	536,251
Ticon Industrial Connection PCL (Foreign)	1,026,600	412,036
*Tipco Asphalt PCL (Foreign)	306,190	614,461
TIPCO Foods (Thailand) PCL (Foreign)	274,782	36,999
Tisco Financial Group PCL (Foreign)	939,700	1,011,330
TPI Polene PCL (Foreign)	2,167,060	757,542
*True Corp. PCL (Foreign)	8,379,300	1,762,921
*Tycoons Worldwide Group PCL (Foreign)	804,700	162,789
Univanich Palm Oil PCL (Foreign)	30,000	82,538
Univentures PCL (Foreign)	1,801,100	155,071
Vanachai Group PCL (Foreign)	2,463,066	379,485
Vinythai PCL (Foreign)	2,273,034	882,875

TOTAL THAILAND		61,370,402

TURKEY — (2.4%)
Adana Cimento Sanayii Ticaret A.S. Class A	146,876	520,581
Adana Cimento Sanayii Ticaret A.S. Class C	293,711	144,713
*Advansa Sasa Polyester Sanayi A.S.	227,190	160,575
Afyon Cimento Sanayi T.A.S.	1,584	193,449
Akcansa Cimento Sanayi ve Ticaret A.S.	259,502	1,200,516
*Akenerji Elektrik Uretim A.S.	461,244	892,514
Aksa Akrilik Kimya Sanayii A.S.	193,439	456,538
Aksigorta A.S.	294,017	407,737
*Aktas Elektrik Ticaret A.S.	370	34,591
Alarko Holding A.S.	141,895	308,914
Albaraka Turk Katilim Bankasi A.S.	460,235	683,792
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	60,001	116,670
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	65,631	490,080
Anadolu Anonim Turk Sigorta Sirketi A.S.	614,995	512,437
*Anadolu Cam Sanayii A.S.	472,758	932,940
Anadolu Hayat Sigorta A.S.	84,165	276,426
Arcelik A.S.	45,300	234,961
Aselsan Elektronik Sanayi Ve Ticaret A.S.	132,362	656,481
Aydiner Enerji A.S.	133,075	250,977
Aygaz A.S.	252,794	1,367,557
*Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	772,834
*Banvit Bandirma Vitaminli Yem Sanayii A.S.A.	158,502	485,004
Bati Anabolu Cimento A.S.	98,558	472,708
*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	12,687	95,781
Bolu Cimento Sanayii A.S.	239,226	238,782
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	323,731

1384

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	989	$127,479
*Boyner Buyuk Magazacilik A.S.	189,233	442,484
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	829	74,431
Bursa Cimento Fabrikasi A.S.	173,040	520,391
Celebi Hava Servisi A.S.	36,194	588,060
Cimsa Cimento Sanayi ve Ticaret A.S.	219,659	1,336,604
*Deva Holding A.S.	179,911	327,795
*Dogan Gazetecilik A.S.	114,947	229,145
*Dogan Sirketler Grubu Holdings A.S.	2,092,041	1,436,403
*Dogan Yayin Holding A.S.	562,696	696,260
*Dogus Otomotiv Servis ve Ticaret A.S.	490,086	1,565,658
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	49,380	94,068
*EGE Seramik Sanayi ve Ticaret A.S.	116,858	173,288
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	865,147	1,300,445
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	5,462	228,093
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1,472	303,497
Gentas Genel Metal Sanayi ve Ticaret A.S.	32,968	38,492
*Global Yatirim Holding A.S.	494,766	338,391
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	49,862	30,453
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	341,939
*Goodyear Lastikleri T.A.S.	21,850	342,789
*GSD Holding A.S.	474,404	296,993
*Gubre Fabrikalari Ticaret A.S.	42,892	392,706
*Gunes Sigorta A.S.	143,245	170,641
Haci Omer Sabanci Holding A.S.	—	2
Hektas Ticaret T.A.S.	16,327	15,420
Hurriyet Gazetecilik ve Matbaacilik A.S.	528,208	726,205
*Ihlas EV Aletleri A.S.	305,120	228,167
*Ihlas Holding A.S.	658,611	633,371
Is Yatirim Menkul Degerler A.S.	151,316	261,173
*Isiklar Yatirim Holding A.S.	245,801	191,113
*Izmir Demir Celik Sanayi A.S.	137,998	369,943
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	837,370	601,479
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	127,715	144,833
Kartonsan Karton Sanayi ve Ticaret A.S.	3,981	566,484
*Kerevitas Gida Sanayii ve Ticaret A.S.	2,938	123,430
Konya Cimento Sanayii A.S.	4,921	941,532
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	353,005
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	169,145	456,335
Mardin Cimento Sanayii ve Ticaret A.S.	201,608	980,036
*Marti Otel Isletmeleri A.S.	201,327	139,369
*Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.	94,425	96,476
*Mudurnu Tavukculuk A.S.	1,740	488
*Nergis Holding A.S.	1,784	4,114
*Net Holding A.S.	339,754	267,333
*Net Turizm Ticaret ve Sanayi A.S.	385,378	242,577
Nortel Networks Netas Telekomuenikasyon A.S.	13,916	742,452
Otokar Otomotive Ve Savunma Sanayi A.S.	39,067	649,230
*Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.	67,414	159,598
*Petkim Petrokimya Holding A.S.	971,775	1,402,323
Pinar Entegre Et ve Un Sanayi A.S.	49,996	208,506
Pinar SUT Mamulleri Sanayii A.S.	119,566	997,233
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,344
*Reysas Tasimacilik ve Lojistik Ticaret A.S.	187,990	241,716
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	107,974	273,319
Sekerbank T.A.S.	682,262	703,338
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	424,122	627,547
*Soda Sanayii A.S.	105,854	154,405
*TAT Konserve Sanayii A.S.	144,018	347,429
*TAV Havalimanlari Holding A.S.	310,085	1,455,817
Tekfen Holding A.S.	352,699	1,464,912

1385

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Tekstil Bankasi A.S.	245,596	$155,127
Tofas Turk Otomobil Fabrikasi A.S.	247,069	1,337,259
*Trakya Cam Sanayii A.S.	591,595	1,230,795
Turcas Petrol A.S.	238,980	580,048
Turk Ekonomi Bankasi A.S.	583,643	664,389
Turk Traktor ve Ziraat Makineleri A.S.	35,080	556,053
Turkiye Sinai Kalkinma Bankasi A.S.	843,808	1,327,232
*Turkiye Sise ve Cam Fabrikalari A.S.	729,010	1,500,080
Ulker Biskuvi Sanayi A.S.	203,995	706,016
*Uzel Makina Sanayii A.S.	172,635	83,926
*Vakif Finansal Kiralama A.S.	1	3
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	138,657	288,785
*Vestel Elektronik Sanayi ve Ticaret A.S.	204,016	307,611
*Yapi Kredi Sigorta A.S.	102,412	861,261
*Zorlu Enerji Elektrik Uretim A.S.	185,561	300,598

TOTAL TURKEY		50,299,031

TOTAL COMMON STOCKS		1,828,532,364

PREFERRED STOCKS — (3.0%)
BRAZIL — (3.0%)
AES Tiete SA	97,828	1,377,967
Banco Alfa de Investimento SA	3,200	12,843
Banco Cruzeiro do Sul SA	31,000	288,251
Banco do Estado do Rio Grande do Sul SA	322,347	3,171,355
Banco Mercantil do Brasil SA	6,500	47,143
Bardella SA Industrias Mecanicas	1,100	93,704
#Braskem SA Preferred A Sponsored ADR	272,914	6,885,620
Centrais Electricas de Santa Catarina SA	60,300	1,410,780
Cia de Ferro Ligas da Bahia-Ferbasa	92,500	745,793
Cia de Tecidos Norte de Minas - Coteminas SA	162,342	501,552
Cia de Transmissao de Energia Electrica Paulista Series A	6,800	208,085
Cia Energetica do Ceara SA Series A	76,300	1,338,837
Cia Paranaense de Energia-Copel SA Series B	103,995	2,651,422
Confab Industrial SA	565,404	1,960,488
Contax Participacoes SA	70,800	1,235,533
*Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	368,000	7,170,365
Empressa Metropolitanade Aguas e Energia SA	24,000	110,645
Energisa SA	138,800	153,625
Forjas Taurus SA	217,298	525,337
Fras-Le SA	30,300	69,981
Gol Linhas Aereas Inteligentes SA	91,900	1,312,660
*Industria de Bebidas Antarctica Polar SA	23,000	36,219
*Inepar SA Industria e Construcoes	104,570	312,402
*Inepar SA Industria e Construcoes Receipt	72,098	220,582
Klabin SA	1,412,700	4,813,663
Lojas Americanas SA	224,058	1,799,776
Mangels Industrial SA	14,600	87,147
Marcopolo SA	671,600	2,421,378
Randon e Participacoes SA	319,500	2,213,759
Sao Paulo Alpargatas SA	486,000	3,119,590
Saraiva SA Livreiros Editores	54,100	1,343,616
Schulz SA	9,000	48,241
*Sharp SA Equipamentos Eletronicos	30,200,000	362
Suzano Papel e Celullose SA	488,293	4,247,427
TAM SA	135,800	2,982,476
Ultrapar Participacoes SA	108,795	6,865,973
*Unipar Participacoes SA Class B	1,321,579	451,903
Whirlpool SA	301,516	689,148

TOTAL BRAZIL		62,925,648

1386

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (0.0%)
Embotelladora Andina SA	7,000	$29,147

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	137,055

MALAYSIA — (0.0%)
*Malayan United Industries Berhad Series A2	176,957	10,404

TOTAL PREFERRED STOCKS		63,102,254

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Globex Utilidades SA Rights 12/10/11	22,402	26,878
*Mahle-Metal Leve SA Industria e Comercio Rights 02/08/11	11,593	—
*Sao Martinho SA Rights 12/02/10	304,689	1,828

TOTAL BRAZIL		28,706

CHINA — (0.0%)
*HKC Holdings, Ltd. Warrants 06/09/11	34,206	97
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	80,496	268

TOTAL CHINA		365

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	30,375	115,188
*Jyoti Structures, Ltd. Rights 01/13/11	14,558	—

TOTAL INDIA		115,188

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	647,566	4,867

MALAYSIA — (0.0%)
*OSK Holdings Berhad Warrants 09/30/12	1,696	100

POLAND — (0.0%)
*Ciech SA Rights 02/16/11	47,394	64,971
*Gastel Zurawie SA Rights 02/25/11	86,145	5,101

TOTAL POLAND		70,072

SOUTH KOREA — (0.0%)
*GS Global Corp. Rights 02/15/11	8,401	10,863

TAIWAN — (0.0%)
*Asia Vital Components Co., Ltd. Rights 02/14/11	34,385	4,026
*LCY Chemical Corp. Rights 02/09/11	59,492	32,783
*Les Enphants Co., Ltd. Rights 02/18/11	19,568	5,998

TOTAL TAIWAN		42,807

THAILAND — (0.0%)
*A.J. Plast Public Co., Ltd. (Foreign) Rights 03/17/11	31,289	7,039
*Sahaviriya Steel Industries PCL (Foreign) Rights 02/22/11	4,715,700	12,211
*Sansiri PCL (Foreign) Warrants 01/20/15	323,510	11,518

TOTAL THAILAND		30,768

TOTAL RIGHTS/WARRANTS		303,736

1387

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $10,820,000 FNMA 2.24%, 07/06/15, valued at $11,104,025) to be repurchased at $10,935,058	$10,935	$10,935,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.5%)
§@DFA Short Term Investment Fund	174,805,757	174,805,757
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,433,471) to be repurchased at $1,405,373	$1,405	1,405,364

TOTAL SECURITIES LENDING COLLATERAL		176,211,121

TOTAL INVESTMENTS — (100.0%) (Cost $1,449,770,544)##		$2,079,084,475

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$1	—	$1
Brazil	$145,594,317	—	—	145,594,317
Chile	50,547,690	—	—	50,547,690
China	1,313,154	256,493,481	—	257,806,635
Hungary	—	3,146,261	—	3,146,261
India	2,519,122	209,468,610	—	211,987,732
Indonesia	426,201	70,040,961	—	70,467,162
Israel	2,415	621,923	—	624,338
Malaysia	23,652	112,123,778	—	112,147,430
Mexico	84,886,038	340,685	—	85,226,723
Philippines	15,295	42,827,509	—	42,842,804
Poland	—	45,602,917	—	45,602,917
South Africa	400,368	172,825,095	—	173,225,463
South Korea	890,384	246,782,195	—	247,672,579
Taiwan	577,920	269,392,959	—	269,970,879
Thailand	61,055,010	315,392	—	61,370,402
Turkey	—	50,299,031	—	50,299,031
Preferred Stocks
Brazil	62,889,067	36,581	—	62,925,648
Chile	29,147	—	—	29,147
India	—	137,055	—	137,055
Malaysia	10,404	—	—	10,404

1388

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Brazil	—	$28,706	—	$28,706
China	$365	—	—	365
India	115,188	—	—	115,188
Indonesia	4,867	—	—	4,867
Malaysia	100	—	—	100
Poland	5,101	64,971	—	70,072
South Korea	—	10,863	—	10,863
Taiwan	—	42,807	—	42,807
Thailand	11,518	19,250	—	30,768
Temporary Cash Investments	—	10,935,000	—	10,935,000
Securities Lending Collateral	—	176,211,121	—	176,211,121

TOTAL	$411,317,323	$1,667,767,152	—	$2,079,084,475

See accompanying Notes to Schedules of Investments.

1389

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (96.6%)
Consumer Discretionary — (17.7%)
*AC Moore Arts & Crafts, Inc.	17,234	$37,742
Acme United Corp.	1,030	10,300
Aldila, Inc.	2,281	11,861
American Greetings Corp. Class A	62,335	1,354,540
*Arctic Cat, Inc.	21,666	347,089
*Ascena Retail Group, Inc.	169	4,582
*Ascent Media Corp.	3,246	123,478
*Audiovox Corp. Class A	26,868	192,912
#*AutoNation, Inc.	225,645	6,478,268
*Ballantyne Strong, Inc.	1,196	8,994
#Barnes & Noble, Inc.	39,682	624,992
*Beasley Broadcast Group, Inc.	9,471	50,670
#*Beazer Homes USA, Inc.	36,700	196,345
bebe stores, Inc.	27,865	156,462
*Benihana, Inc.	3,200	26,368
*Benihana, Inc. Class A	213	1,738
*Biglari Holdings, Inc.	2,857	1,228,510
*Bluegreen Corp.	13,073	45,756
Blyth, Inc.	5,078	170,722
Bob Evans Farms, Inc.	52,387	1,649,143
Books-A-Million, Inc.	22,166	126,125
#*Boyd Gaming Corp.	27,300	295,932
*Brookfield Homes Corp.	36,782	519,362
Brown Shoe Co., Inc.	53,916	683,116
#Brunswick Corp.	25,121	500,410
*Build-A-Bear-Workshop, Inc.	30,090	230,489
#*Cabela’s, Inc.	109,175	2,718,458
*Cache, Inc.	17,998	67,672
#Callaway Golf Co.	112,370	825,920
*Cambium Learning Group, Inc.	37,138	121,441
*Canterbury Park Holding Corp.	2,755	37,055
Carnival Corp.	572,461	25,594,731
*Carriage Services, Inc.	19,056	97,376
#*Cavco Industries, Inc.	5,860	241,373
CBS Corp.	28,707	567,824
CBS Corp. Class B	955,791	18,953,336
#*Charming Shoppes, Inc.	112,182	348,886
Chico’s FAS, Inc.	36,233	395,664
Christopher & Banks Corp.	62,531	357,052
Churchill Downs, Inc.	3,871	160,298
Cinemark Holdings, Inc.	14,500	245,775
*Clear Channel Outdoor Holdings, Inc.	7,177	99,689
*Coast Distribution System, Inc.	547	2,144
#*Collective Brands, Inc.	59,190	1,205,108
Comcast Corp. Class A	3,570,978	81,239,750
Comcast Corp. Special Class A	1,432,185	30,706,046
#*Conn’s, Inc.	229	1,012
*Core-Mark Holding Co., Inc.	24,059	814,157
CSS Industries, Inc.	12,410	227,848
*Culp, Inc.	12,336	123,237
*Cybex International, Inc.	29,563	22,172
*dELiA*s, Inc.	22,143	40,965
*Delta Apparel, Inc.	7,832	100,798
*Destination Maternity Corp.	11,225	454,949
Dillard’s, Inc.	120,300	4,778,316
*DineEquity, Inc.	28,720	1,481,378
#*Discovery Communications, Inc. Class A	115,229	4,493,931
#*Discovery Communications, Inc. Class B	3,937	151,575

1390

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Discovery Communications, Inc. Class C	162,790	$5,528,348
*Dixie Group, Inc.	11,800	52,392
*Dolan Media Co.	2,577	35,331
*Dorman Products, Inc.	14,657	471,516
*Dover Motorsports, Inc.	15,200	28,576
DR Horton, Inc.	181,125	2,244,139
*Duckwall-ALCO Stores, Inc.	700	9,296
Educational Development Corp.	1,700	11,560
*EW Scripps Co. Class A (The)	2,525	22,927
*Exide Technologies	12,623	121,307
*Federal-Mogul Corp.	40,785	960,895
Finish Line, Inc. Class A	73,309	1,128,226
*Fisher Communications, Inc.	10,146	244,924
*Flanigan’s Enterprises, Inc.	865	7,188
Flexsteel Industries, Inc.	2,068	34,991
Foot Locker, Inc.	219,549	3,921,145
Fortune Brands, Inc.	149,626	9,228,932
Fred’s, Inc.	45,030	604,753
Frisch’s Restaurants, Inc.	600	12,696
*Full House Resorts, Inc.	1,074	4,822
*Furniture Brands International, Inc.	59,288	266,796
Gaiam, Inc.	2,188	16,694
#*GameStop Corp. Class A	95,200	2,005,864
*GameTech International, Inc.	2,360	1,085
Gaming Partners International Corp.	500	3,455
Gannett Co., Inc.	12,478	183,926
*Gaylord Entertainment Co.	45,753	1,525,405
*Genesco, Inc.	28,145	1,045,024
*Gray Television, Inc.	5,550	10,989
*Great Wolf Resorts, Inc.	39,658	115,405
Group 1 Automotive, Inc.	57,936	2,192,298
*Hallwood Group, Inc.	296	7,400
*Hastings Entertainment, Inc.	1,420	7,867
Haverty Furniture Cos., Inc.	34,353	413,610
*Helen of Troy, Ltd.	64,389	1,807,399
*Hollywood Media Corp.	28,505	55,300
Hooker Furniture Corp.	13,559	181,826
Hot Topic, Inc.	32,189	174,786
*HSN, Inc.	15,083	424,737
*Hyatt Hotels Corp. Class A	1,785	86,733
*Iconix Brand Group, Inc.	95,618	1,898,017
*Isle of Capri Casinos, Inc.	15,000	141,300
*J. Alexander’s Corp.	9,196	46,992
J.C. Penney Co., Inc.	208,599	6,689,770
#*JAKKS Pacific, Inc.	15,841	273,891
Jarden Corp.	108,050	3,662,895
*Johnson Outdoors, Inc. Class A	18,189	276,837
Jones Group, Inc. (The)	106,821	1,355,558
*Journal Communications, Inc.	5,671	27,221
*Kenneth Cole Productions, Inc. Class A	10,072	137,382
*Kid Brands, Inc.	20,011	182,300
KSW, Inc.	446	1,695
*K-Swiss, Inc. Class A	3,526	40,549
Lacrosse Footwear, Inc.	375	5,786
*Lakeland Industries, Inc.	11,757	104,285
*Lakes Entertainment, Inc.	18,640	53,124
*Lazare Kaplan International, Inc.	12,780	18,723
*La-Z-Boy, Inc.	9,199	76,536
#Lennar Corp. Class A	224,100	4,338,576
Lennar Corp. Class B Voting	2,487	39,469
#*Liberty Global, Inc. Class A	1,678	68,060

1391

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Liberty Global, Inc. Class C	49,545	$1,896,087
*Liberty Media Corp. Capital Class A	217,289	14,267,196
*Liberty Media Corp. Capital Class B	6,066	394,593
*Liberty Media Corp. Interactive Class A	882,463	13,978,214
*Liberty Media Corp. Interactive Class B	35,706	568,261
*Liberty Media-Starz Corp. Series A	19,451	1,296,798
*Liberty Media-Starz Corp. Series B	1,766	117,757
*Life Time Fitness, Inc.	12,573	501,411
*Lifetime Brands, Inc.	17,058	206,914
Lithia Motors, Inc.	39,056	527,256
#*Live Nation Entertainment, Inc.	147,097	1,529,809
#*Liz Claiborne, Inc.	241	1,191
*Luby’s, Inc.	42,423	244,781
*M/I Homes, Inc.	37,930	556,054
Mac-Gray Corp.	13,366	196,881
Macy’s, Inc.	27,800	643,570
*Madison Square Garden, Inc.	12,100	305,162
Marcus Corp.	25,596	303,313
*MarineMax, Inc.	25,977	234,832
*McClatchy Co. (The)	1,317	6,717
*McCormick & Schmick’s Seafood Restaurants, Inc.	26,747	240,723
MDC Holdings, Inc.	18,400	568,744
*Media General, Inc. Class A	27,660	138,853
Men’s Wearhouse, Inc. (The)	82,560	2,163,898
*Meritage Homes Corp.	28,156	646,462
#*MGM Resorts International	161,800	2,399,494
*Modine Manufacturing Co.	12,724	209,946
*Mohawk Industries, Inc.	98,740	5,485,007
*Monarch Casino & Resort, Inc.	555	6,016
*Morton’s Restaurant Group, Inc.	8,179	52,427
*Motorcar Parts of America, Inc.	2,652	38,189
*Movado Group, Inc.	30,500	439,505
*MTR Gaming Group, Inc.	24,135	55,269
*Multimedia Games, Inc.	26,639	141,986
*Nautilus, Inc.	6,144	14,991
*Navarre Corp.	340	724
*New Frontier Media, Inc.	20,483	40,556
*New York & Co., Inc.	16,301	91,123
News Corp. Class A	2,360,850	35,459,967
News Corp. Class B	937,272	15,539,970
#*O’Charley’s, Inc.	19,478	134,788
#*Orient-Express Hotels, Ltd.	81,098	986,152
Outdoor Channel Holdings, Inc.	37,022	296,176
#*Pacific Sunwear of California, Inc.	48,428	206,303
*Penn National Gaming, Inc.	19,180	685,301
*Penske Automotive Group, Inc.	59,294	1,002,069
Pep Boys - Manny, Moe & Jack (The)	81,600	1,137,504
*Perry Ellis International, Inc.	23,892	672,560
*Phillips-Van Heusen Corp.	40,464	2,361,884
*Pinnacle Entertainment, Inc.	94,530	1,425,512
#*Pulte Group, Inc.	73,084	576,633
*Quiksilver, Inc.	7,429	33,208
#*Radio One, Inc.	14,255	17,819
*RC2 Corp.	10,859	220,655
*Red Lion Hotels Corp.	17,936	137,569
#*Red Robin Gourmet Burgers, Inc.	41,775	862,236
Regis Corp.	57,983	971,795
Rent-A-Center, Inc.	76,435	2,273,177
*Retail Ventures, Inc.	69,367	1,046,054
*Rick’s Cabaret International, Inc.	9,575	83,686
*Rocky Brands, Inc.	10,329	113,619

1392

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Royal Caribbean Cruises, Ltd.	322,500	$14,480,250
*Ruby Tuesday, Inc.	68,262	920,172
*Saga Communications, Inc.	6,520	168,542
#*Saks, Inc.	79,902	936,451
Salem Communications Corp.	5,831	18,601
Scholastic Corp.	38,300	1,138,659
#*Sears Holdings Corp.	130,528	9,837,895
Service Corp. International	277,569	2,406,523
Shiloh Industries, Inc.	25,373	327,819
*Shoe Carnival, Inc.	22,300	551,925
Sinclair Broadcast Group, Inc. Class A	67,661	593,387
*Skechers U.S.A., Inc. Class A	49,610	1,020,478
Skyline Corp.	3,023	60,732
Spartan Motors, Inc.	16,427	102,504
Speedway Motorsports, Inc.	62,139	899,773
*Sport Chalet, Inc. Class A	875	2,170
*Sport Chalet, Inc. Class B	299	852
Stage Stores, Inc.	60,550	938,525
Standard Motor Products, Inc.	28,160	341,018
*Standard Pacific Corp.	78,065	343,486
Stanley Black & Decker, Inc.	54,036	3,927,336
*Stanley Furniture, Inc.	16,348	67,844
Stein Mart, Inc.	12,133	95,062
*Steinway Musical Instruments, Inc.	12,347	235,951
Stewart Enterprises, Inc.	85,569	545,930
Strattec Security Corp.	5,556	178,903
Superior Industries International, Inc.	40,100	802,000
*Syms Corp.	5,500	34,760
*Systemax, Inc.	7,773	106,179
*Tandy Brands Accessories, Inc.	10,432	30,253
Tandy Leather Factory, Inc.	500	2,570
*Timberland Co. Class A	1,169	31,247
Time Warner Cable, Inc.	693,942	47,070,086
Time Warner, Inc.	1,534,860	48,271,347
*Toll Brothers, Inc.	203,299	4,114,772
*Trans World Entertainment Corp.	5,781	10,232
*TRW Automotive Holdings Corp.	153,112	9,134,662
#*Tuesday Morning Corp.	60,500	299,475
*Unifi, Inc.	54,494	906,235
#*Vail Resorts, Inc.	15,400	739,970
Walt Disney Co. (The)	519,013	20,174,035
#Washington Post Co. Class B	5,780	2,475,863
Wendy’s/Arby’s Group, Inc.	201,704	974,230
#*West Marine, Inc.	26,563	339,741
#Whirlpool Corp.	1,800	153,900
Williams-Sonoma, Inc.	11,805	380,121
Wyndham Worldwide Corp.	262,116	7,373,323

Total Consumer Discretionary		546,712,507

Consumer Staples — (6.7%)
*Alliance One International, Inc.	7,131	27,312
Andersons, Inc. (The)	11,974	464,352
Archer-Daniels-Midland Co.	813,476	26,576,261
B&G Foods, Inc.	30,873	414,624
Bunge, Ltd.	118,968	8,098,152
*Cagle’s, Inc. Class A	955	7,583
CCA Industries, Inc.	8,323	50,021
*Central European Distribution Corp.	57,775	1,325,359
*Central Garden & Pet Co.	37,832	367,349
*Central Garden & Pet Co. Class A	48,053	455,542
*Chiquita Brands International, Inc.	70,190	1,082,330

1393

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Constellation Brands, Inc. Class A	249,042	$4,786,587
*Constellation Brands, Inc. Class B	12,715	242,857
Corn Products International, Inc.	62,117	2,865,457
*Craft Brewers Alliance, Inc.	2,746	20,156
CVS Caremark Corp.	1,510,745	51,667,479
Del Monte Foods Co.	342,870	6,500,815
*Elizabeth Arden, Inc.	21,291	544,837
Farmer Brothers Co.	17,539	227,481
Griffin Land & Nurseries, Inc. Class A	1,500	43,980
*Hain Celestial Group, Inc.	63,205	1,683,149
*Harbinger Group, Inc.	3,064	17,649
*HQ Sustainable Maritime Industries, Inc.	10,070	43,502
Imperial Sugar Co.	10,122	121,262
Ingles Markets, Inc.	12,616	244,372
Inter Parfums, Inc.	97	1,730
J.M. Smucker Co.	108,204	6,725,961
#*John B. Sanfilippo & Son, Inc.	9,100	103,376
Kraft Foods, Inc.	2,081,099	63,619,196
*Mannatech, Inc.	13,238	23,564
MGP Ingredients, Inc.	3,959	37,393
Molson Coors Brewing Co.	190,750	8,940,453
Molson Coors Brewing Co. Class A	1,908	88,894
*Nutraceutical International Corp.	17,801	246,900
Oil-Dri Corp. of America	236	4,503
*Omega Protein Corp.	27,752	226,456
*Pantry, Inc.	24,824	413,816
*Parlux Fragrances, Inc.	756	2,525
*Physicians Formula Holdings, Inc.	15,201	58,524
*Prestige Brands Holdings, Inc.	112,017	1,236,668
*Ralcorp Holdings, Inc.	59,647	3,650,396
*Seneca Foods Corp. Class B	300	8,304
*Smart Balance, Inc.	65,406	261,951
*Smithfield Foods, Inc.	185,173	3,686,794
Spartan Stores, Inc.	18,468	267,601
#SUPERVALU, Inc.	191,716	1,397,610
*Susser Holdings Corp.	14,936	215,377
Tasty Baking Co.	7,784	28,412
Tyson Foods, Inc. Class A	405,030	6,662,744
#Universal Corp.	18,490	700,586
*Winn-Dixie Stores, Inc.	92,300	588,874

Total Consumer Staples		207,077,076

Energy — (16.5%)
Adams Resources & Energy, Inc.	6,758	169,018
*Allis-Chalmers Energy, Inc.	10,958	83,062
Alon USA Energy, Inc.	33,484	261,510
Anadarko Petroleum Corp.	845,068	65,137,841
Apache Corp.	80,277	9,581,863
*Approach Resources, Inc.	7,782	207,546
#*ATP Oil & Gas Corp.	13,671	231,860
Baker Hughes, Inc.	100,807	6,906,288
*Barnwell Industries, Inc.	5,190	38,821
*Basic Energy Services, Inc.	52,227	953,665
#Berry Petroleum Corp. Class A	54,457	2,541,508
#*Bill Barrett Corp.	31,238	1,280,133
*Bolt Technology Corp.	464	6,598
*Bristow Group, Inc.	41,500	2,136,835
*Bronco Drilling Co., Inc.	5,184	35,873
#Cabot Oil & Gas Corp.	25,205	1,049,284
*Cal Dive International, Inc.	53,900	330,946
Chesapeake Energy Corp.	833,400	24,610,302

1394

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Chevron Corp.	112,778	$10,706,016
Cimarex Energy Co.	16,380	1,705,649
*Complete Production Services, Inc.	68,227	1,906,262
ConocoPhillips	1,766,829	126,257,600
*Crimson Exploration, Inc.	24,954	106,055
Crosstex Energy, Inc.	46,661	394,752
*CVR Energy, Inc.	18,688	323,676
*Dawson Geophysical Co.	269	9,095
Delek US Holdings, Inc.	63,356	527,755
*Denbury Resources, Inc.	167,907	3,416,907
DHT Holdings, Inc.	1,847	9,401
*Double Eagle Petroleum Co.	5,437	42,354
*Energy Partners, Ltd.	100	1,609
#*Exterran Holdings, Inc.	85,189	2,113,539
General Maritime Corp.	12,382	37,889
*GeoResources, Inc.	7,525	207,991
*Global Industries, Ltd.	36,106	289,390
Gulf Island Fabrication, Inc.	4,092	110,811
*Gulfmark Offshore, Inc.	37,045	1,424,380
#*Harvest Natural Resources, Inc.	45,263	503,325
*Helix Energy Solutions Group, Inc.	93,310	1,157,044
Helmerich & Payne, Inc.	106,356	6,246,288
*Hercules Offshore, Inc.	26,516	87,768
Hess Corp.	378,130	31,808,296
*HKN, Inc.	15,681	53,472
#*Hornbeck Offshore Services, Inc.	16,700	396,458
*International Coal Group, Inc.	121,496	1,123,838
#*Key Energy Services, Inc.	56,774	755,662
Marathon Oil Corp.	903,937	41,309,921
*Matrix Service Co.	8,405	94,640
*Mitcham Industries, Inc.	7,044	77,554
Murphy Oil Corp.	124,101	8,227,896
*Nabors Industries, Ltd.	276,982	6,758,361
National-Oilwell, Inc.	515,481	38,094,046
*Natural Gas Services Group, Inc.	17,452	311,693
*Newpark Resources, Inc.	101,220	605,296
Noble Energy, Inc.	118,890	10,830,879
*Oil States International, Inc.	25,058	1,697,930
#Overseas Shipholding Group, Inc.	31,709	1,054,007
*Parker Drilling Co.	115,224	500,072
#*Patriot Coal Corp.	52,400	1,371,308
Patterson-UTI Energy, Inc.	152,325	3,555,266
*Petrohawk Energy Corp.	117,383	2,353,529
*Petroleum Development Corp.	26,573	1,209,337
*PHI, Inc. Non-Voting	21,578	444,938
*PHI, Inc. Voting	1,099	25,277
*Pioneer Drilling Co.	67,927	601,833
Pioneer Natural Resources Co.	155,717	14,818,030
*Plains Exploration & Production Co.	162,430	5,750,022
*Pride International, Inc.	119,278	3,876,535
QEP Resources, Inc.	44,578	1,811,650
*REX American Resources Corp.	4,050	60,993
*Rosetta Resources, Inc.	62,789	2,508,421
*Rowan Cos., Inc.	121,858	4,177,292
Schlumberger, Ltd.	35,248	3,136,720
SEACOR Holdings, Inc.	36,653	3,873,856
#*Seahawk Drilling, Inc.	4,602	31,961
Southern Union Co.	—	—
#*Stone Energy Corp.	16,671	387,601
Sunoco, Inc.	149,214	6,334,134
*Swift Energy Corp.	63,730	2,718,722

1395

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Teekay Corp.	20,008	$677,471
*Tesoro Petroleum Corp.	168,807	3,249,535
*Tetra Technologies, Inc.	38,070	432,094
*TGC Industries, Inc.	1,445	6,633
Tidewater, Inc.	50,804	3,022,330
*Union Drilling, Inc.	22,000	160,600
*Unit Corp.	57,000	2,918,400
#*USEC, Inc.	168,662	936,074
Valero Energy Corp.	658,099	16,689,391
*Western Refining, Inc.	68,485	834,147
*Whiting Petroleum Corp.	55,057	6,952,598
*Willbros Group, Inc.	14,140	169,114

Total Energy		511,944,342

Financials — (20.2%)
1st Source Corp.	44,955	847,402
21st Century Holding Co.	13,665	45,368
Abington Bancorp, Inc.	62,762	779,504
Access National Corp.	100	679
*Affirmative Insurance Holdings, Inc.	14,714	36,785
*Allegheny Corp.	7,843	2,421,762
*Alliance Bancorp, Inc. of Pennsylvania	180	1,935
*Allied World Assurance Co. Holdings, Ltd.	10,439	629,785
Allstate Corp. (The)	409,752	12,759,677
Alterra Capital Holdings, Ltd.	34,361	740,480
*American Capital, Ltd.	422,803	3,454,301
American Equity Investment Life Holding Co.	88,700	1,124,716
American Financial Group, Inc.	199,200	6,479,976
*American Independence Corp.	866	4,330
American National Insurance Co.	44,363	3,698,987
*American River Bankshares	634	4,146
*American Safety Insurance Holdings, Ltd.	15,049	301,883
*Ameris Bancorp	24,272	231,312
*AmeriServe Financial, Inc.	33,075	68,796
*Arch Capital Group, Ltd.	31,623	2,790,730
Argo Group International Holdings, Ltd.	38,796	1,381,914
Aspen Insurance Holdings, Ltd.	102,623	3,083,821
*Asset Acceptance Capital Corp.	3,458	20,955
#Associated Banc-Corp.	150,275	2,100,845
Assurant, Inc.	36,120	1,416,988
#Assured Guaranty, Ltd.	122,989	1,778,421
Asta Funding, Inc.	8,397	64,447
*Atlantic Coast Federal Corp.	2,955	5,969
*Avatar Holdings, Inc.	18,272	364,892
Axis Capital Holdings, Ltd.	119,779	4,261,737
*B of I Holding, Inc.	9,809	148,214
Baldwin & Lyons, Inc.	300	6,309
Baldwin & Lyons, Inc. Class B	8,321	186,973
*Bancorp, Inc.	1,342	12,615
*BancTrust Financial Group, Inc.	34,553	96,403
Bank Mutual Corp.	50,249	222,603
Bank of America Corp.	7,159,212	98,295,981
#*BankAtlantic Bancorp, Inc.	48,361	48,361
BankFinancial Corp.	39,867	363,587
Banner Corp.	13,022	30,732
BCB Bancorp, Inc.	2,100	22,743
Berkshire Hills Bancorp, Inc.	23,562	500,457
Boston Private Financial Holdings, Inc.	71,286	478,329
*Cadence Financial Corp.	23,637	58,856
#Capital City Bank Group, Inc.	16,636	210,445
Capital One Financial Corp.	571,140	27,506,102

1396

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Capital Southwest Corp.	7,189	$701,287
CapitalSource, Inc.	125,238	966,837
#Carver Bancorp, Inc.	500	1,075
Cathay General Bancorp	67,312	1,165,171
Century Bancorp, Inc. Class A	1,096	29,526
CFS Bancorp, Inc.	14,148	75,267
Chemical Financial Corp.	5,162	107,163
*Chicopee Bancorp, Inc.	1,000	14,450
#Chubb Corp.	15,067	872,831
#Cincinnati Financial Corp.	134,575	4,311,783
*Citigroup, Inc.	13,095,866	63,122,074
*Citizens Community Bancorp, Inc.	10,355	51,671
Citizens South Banking Corp.	1,934	8,645
CME Group, Inc.	82,877	25,572,527
*CNA Financial Corp.	313,566	8,425,518
*CNA Surety Corp.	39,461	948,248
*CNO Financial Group, Inc.	51,314	324,818
#CoBiz Financial, Inc.	18,322	116,894
Codorus Valley Bancorp, Inc.	115	1,167
#Comerica, Inc.	13,900	530,980
*Community West Bancshares	400	1,752
*CompuCredit Holdings Corp.	55,005	332,230
*Cowen Group, Inc.	5,814	26,337
*Crescent Financial Corp.	18,440	42,228
Delphi Financial Group, Inc. Class A	276	7,943
Discover Financial Services	23,980	493,748
Donegal Group, Inc. Class A	30,619	396,516
Donegal Group, Inc. Class B	300	5,144
*E*Trade Financial Corp.	103,341	1,711,327
Eastern Insurance Holdings, Inc.	23,326	303,005
Eastern Virginia Bankshares, Inc.	560	2,660
EMC Insurance Group, Inc.	20,279	455,669
*Encore Bancshares, Inc.	7,009	81,164
*Encore Capital Group, Inc.	3,296	74,984
Endurance Specialty Holdings, Ltd.	76,288	3,546,629
Enterprise Financial Services Corp.	6,453	83,760
ESB Financial Corp.	550	7,568
ESSA Bancorp, Inc.	9,935	125,479
Evans Bancorp, Inc.	1,681	24,459
Everest Re Group, Ltd.	53,099	4,475,184
#F.N.B. Corp.	104,933	1,059,823
*Farmers Capital Bank Corp.	918	6,738
FBL Financial Group, Inc. Class A	35,719	993,345
Federal Agricultural Mortgage Corp.	8,800	135,872
Federal Agricultural Mortgage Corp. Class A	177	2,274
Fidelity Bancorp, Inc.	400	2,900
Fidelity National Financial, Inc.	75,967	1,021,756
#*Fidelity Southern Corp.	6,550	55,279
Financial Institutions, Inc.	1,282	24,781
*First Acceptance Corp.	39,006	71,771
First Bancorp	13,653	205,205
*First Bancshares, Inc.	400	2,736
First Bancshares, Inc. (The)	300	2,736
First Busey Corp.	17,463	85,918
First Business Financial Services, Inc.	482	5,919
First Citizens BancShares, Inc.	12,866	2,588,253
*First Defiance Financial Corp.	9,457	123,792
*First Federal of Northern Michigan Bancorp, Inc.	1,100	4,334
First Financial Holdings, Inc.	14,857	153,919
First Financial Northwest, Inc.	25,471	119,714
*First Financial Service Corp.	900	4,131

1397

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Franklin Corp.	205	$2,960
*First Horizon National Corp.	5,453	61,782
First Merchants Corp.	28,856	261,435
First Mercury Financial Corp.	13,746	226,122
First Midwest Bancorp, Inc.	33,900	396,291
#First Niagara Financial Group, Inc.	29,650	411,542
#First Pactrust Bancorp, Inc.	2,839	39,519
*First Place Financial Corp.	21,198	60,202
*First Security Group, Inc.	12,267	11,654
First South Bancorp, Inc.	1,978	11,472
*FirstCity Financial Corp.	5,872	45,567
Flagstone Reinsurance Holdings SA	45,783	561,300
Flushing Financial Corp.	7,924	112,917
#*FNB United Corp.	19,609	8,236
*Fox Chase Bancorp, Inc.	360	4,424
*FPIC Insurance Group, Inc.	12,323	440,670
Fulton Financial Corp.	27,164	280,332
German American Bancorp, Inc.	9,748	166,886
*Global Indemnity P.L.C.	5,788	115,268
#Great Southern Bancorp, Inc.	3,862	84,578
#*Greene Bancshares, Inc.	16,271	51,254
GS Financial Corp.	400	4,000
*Guaranty Bancorp	84,499	124,214
*Guaranty Federal Bancshares, Inc.	1,684	11,535
*Hallmark Financial Services, Inc.	26,292	223,219
Hampden Bancorp, Inc.	5,886	71,515
Hanover Insurance Group, Inc.	88,829	4,201,612
Hartford Financial Services Group, Inc.	478,387	13,289,591
HCC Insurance Holdings, Inc.	19,162	580,225
Heartland Financial USA, Inc.	3,852	65,137
*Heritage Commerce Corp.	23,131	105,940
*Heritage Financial Corp.	2,869	40,883
HF Financial Corp.	400	4,428
*Hilltop Holdings, Inc.	8,181	80,256
Hingham Institution for Savings	500	25,000
*HMN Financial, Inc.	3,996	10,669
*Home Bancorp, Inc.	206	2,843
Home Federal Bancorp, Inc.	12,547	134,504
HopFed Bancorp, Inc.	6,649	62,501
Horace Mann Educators Corp.	58,206	1,005,800
Horizon Bancorp	300	8,160
Huntington Bancshares, Inc.	144,163	1,043,740
Independence Holding Co.	22,770	179,655
Indiana Community Bancorp	2,029	32,565
Infinity Property & Casualty Corp.	27,257	1,628,333
*Internet Capital Group, Inc.	51,999	633,348
*Investment Technology Group, Inc.	1,600	29,488
Investors Title Co.	1,169	37,396
JPMorgan Chase & Co.	23,733	1,066,561
Kentucky First Federal Bancorp	2,800	26,040
KeyCorp.	560,288	4,986,563
Lakeland Bancorp, Inc.	9,909	95,323
Landmark Bancorp, Inc.	1,701	28,015
Legacy Bancorp, Inc.	20,895	271,635
Legg Mason, Inc.	128,883	4,269,894
Lincoln National Corp.	460,953	13,293,885
LNB Bancorp, Inc.	13,395	70,726
Loews Corp.	627,434	25,128,732
*Louisiana Bancorp, Inc.	5,606	82,689
#*Macatawa Bank Corp.	19,463	83,691
*Magyar Bancorp, Inc.	500	2,075

1398

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Maiden Holdings, Ltd.	7,690	$61,520
MainSource Financial Group, Inc.	47,000	426,995
*Marlin Business Services Corp.	14,964	195,430
Marshall & Ilsley Corp.	470,172	3,286,502
MB Financial, Inc.	2,100	41,286
#*MBIA, Inc.	337,600	3,612,320
#*MBT Financial Corp.	23,185	42,892
MCG Capital Corp.	4,861	33,055
Meadowbrook Insurance Group, Inc.	57,745	548,000
Medallion Financial Corp.	19,310	151,197
#Mercantile Bank Corp.	4,474	40,848
Mercer Insurance Group, Inc.	14,186	397,917
*Meridian Interstate Bancorp, Inc.	2,496	30,451
Meta Financial Group, Inc.	1,251	18,853
MetLife, Inc.	897,043	41,057,658
*Metro Bancorp, Inc.	1,530	18,406
*MetroCorp Bancshares, Inc.	2,250	8,888
*MF Global Holdings, Ltd.	111,753	925,315
#*MGIC Investment Corp.	30,175	253,168
MicroFinancial, Inc.	5,900	24,485
MidWestOne Financial Group, Inc.	541	7,612
Montpelier Re Holdings, Ltd.	38,400	762,240
Morgan Stanley	743,648	21,863,251
MutualFirst Financial, Inc.	2,300	23,575
*NASDAQ OMX Group, Inc. (The)	40,529	992,150
National Penn Bancshares, Inc.	11,939	97,422
National Western Life Insurance Co. Class A	900	155,682
*Navigators Group, Inc. (The)	7,413	362,792
*New Century Bancorp, Inc.	600	3,018
New Hampshire Thrift Bancshares, Inc.	3,667	48,221
New Westfield Financial, Inc.	8,444	71,605
NewAlliance Bancshares, Inc.	83,048	1,241,568
*NewBridge Bancorp	6,172	31,415
*Newport Bancorp, Inc.	700	8,778
#*NewStar Financial, Inc.	52,589	509,587
*North Valley Bancorp	907	8,326
Northeast Community Bancorp, Inc.	18,190	113,506
Northrim Bancorp, Inc.	6,379	120,180
NYSE Euronext, Inc.	192,066	6,109,619
*Ocwen Financial Corp.	2,100	21,210
#Old Republic International Corp.	357,183	4,368,348
#Old Second Bancorp, Inc.	10,713	16,819
OneBeacon Insurance Group, Ltd.	9,253	127,229
Oppenheimer Holdings, Inc. Class A	1,674	43,691
#*Pacific Mercantile Bancorp	16,756	64,343
*Pacific Premier Bancorp, Inc.	100	667
Parkvale Financial Corp.	102	1,096
PartnerRe, Ltd.	52,224	4,276,101
#*Penson Worldwide, Inc.	25,072	119,343
Peoples Bancorp of North Carolina	250	1,592
Peoples Bancorp, Inc.	17,708	240,652
People’s United Financial, Inc.	23,949	309,182
#*PHH Corp.	92,304	2,205,143
*Phoenix Cos., Inc. (The)	42,031	107,599
*PICO Holdings, Inc.	82	2,540
#*Pinnacle Financial Partners, Inc.	27,599	379,762
*Platinum Underwriters Holdings, Ltd.	24,489	1,082,414
*Popular, Inc.	194,141	623,193
Porter Bancorp, Inc.	1,737	16,467
*Preferred Bank	1,179	2,169
Premier Financial Bancorp, Inc.	1,301	8,300

1399

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Presidential Life Corp.	29,727	$281,812
#*Princeton National Bancorp, Inc.	800	3,584
Protective Life Corp.	96,837	2,669,796
Provident Financial Holdings, Inc.	544	4,216
Provident Financial Services, Inc.	69,290	1,015,098
Provident New York Bancorp	70,554	658,269
Prudential Financial, Inc.	562,379	34,591,932
#Pulaski Financial Corp.	4,550	33,761
Radian Group, Inc.	217,050	1,558,419
Regions Financial Corp.	1,304,230	9,260,033
Reinsurance Group of America, Inc.	169,166	9,737,195
Renasant Corp.	46,114	718,917
*Republic First Bancorp, Inc.	2,474	7,867
Resource America, Inc.	21,502	147,504
*Riverview Bancorp, Inc.	15,319	47,336
Rome Bancorp, Inc.	12,561	147,969
Safety Insurance Group, Inc.	16,251	773,385
Sanders Morris Harris Group, Inc.	51,590	358,035
Sandy Spring Bancorp, Inc.	22,323	428,602
Savannah Bancorp, Inc. (The)	2,998	22,425
SeaBright Holdings, Inc.	40,890	397,042
Selective Insurance Group, Inc.	72,997	1,297,887
*SI Financial Group, Inc.	5,444	49,540
Simmons First National Corp.	4,514	125,444
Somerset Hills Bancorp	4,317	40,796
*Southcoast Financial Corp.	100	295
*Southern Community Financial Corp.	29,890	50,813
*Southern First Bancshares, Inc.	1,006	8,062
Southern Missouri Bancorp, Inc.	41	777
#*Southwest Bancorp, Inc.	23,408	320,456
State Auto Financial Corp.	64,851	988,978
StellarOne Corp.	24,967	362,771
Stewart Information Services Corp.	12,271	140,012
*Stratus Properties, Inc.	3,069	29,524
*Sun Bancorp, Inc.	14,524	60,129
SunTrust Banks, Inc.	617,728	18,797,463
Susquehanna Bancshares, Inc.	124,870	1,193,757
#*Taylor Capital Group, Inc.	1,583	16,257
Teche Holding Co.	600	21,750
*Tennessee Commerce Bancorp, Inc.	423	2,119
TF Financial Corp.	600	13,590
Timberland Bancorp, Inc.	2,500	11,550
#TowneBank	5,371	80,028
Transatlantic Holdings, Inc.	91,903	4,728,409
Travelers Cos., Inc. (The)	307,550	17,302,763
*Tree.com, Inc.	5,635	47,503
Umpqua Holdings Corp.	92,268	1,012,180
Unico American Corp.	1,900	18,886
Union First Market Bankshares Corp.	12,821	156,673
*United Community Banks, Inc.	38,189	64,921
United Financial Bancorp, Inc.	14,767	226,378
United Fire & Casualty Co.	41,412	830,104
*United PanAm Financial Corp.	8,841	61,268
*United Security Bancshares	354	1,239
Unitrin, Inc.	90,527	2,436,082
*Unity Bancorp, Inc.	3,306	22,398
Unum Group	530,100	13,220,694
Validus Holdings, Ltd.	56,030	1,703,312
*Virginia Commerce Bancorp, Inc.	22,274	133,867
VIST Financial Corp.	271	2,249
Washington Banking Co.	432	5,897

1400

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Waterstone Financial, Inc.	1,300	$3,510
Webster Financial Corp.	21,900	501,072
WesBanco, Inc.	34,885	657,582
Wesco Financial Corp.	12,007	4,512,111
West Bancorporation, Inc.	15,929	114,291
*West Coast Bancorp	489	1,589
White Mountains Insurance Group, Ltd.	18,187	6,183,580
White River Capital, Inc.	300	5,268
Whitney Holding Corp.	55,150	734,046
#Wintrust Financial Corp.	2,910	95,768
WR Berkley Corp.	21,887	618,308
*WSB Holdings, Inc.	100	295
Xl Group P.L.C.	73,010	1,673,389
*Yadkin Valley Financial Corp.	16,710	46,120
#Zions Bancorporation	174,672	4,118,766
*ZipRealty, Inc.	10,228	27,411

Total Financials		627,171,681

Health Care — (7.4%)
*Accelrys, Inc.	9,534	78,369
*ADVENTRX Pharmaceuticals, Inc.	437	1,009
Aetna, Inc.	503,313	16,579,130
*Affymetrix, Inc.	44,008	213,439
*Albany Molecular Research, Inc.	35,737	178,328
#*Alere, Inc.	74,130	2,903,672
*Allied Healthcare International, Inc.	67,398	163,103
*Allied Healthcare Products, Inc.	1,000	4,220
*American Dental Partners, Inc.	25,798	327,893
*Amsurg Corp.	28,998	610,988
Analogic Corp.	8,599	439,151
*AngioDynamics, Inc.	47,752	773,344
*Anika Therapeutics, Inc.	17,185	120,123
Arrhythmia Research Technology, Inc.	1,200	6,672
#*Assisted Living Concepts, Inc.	17,742	584,067
*BioClinica, Inc.	9,550	42,880
#*BioScrip, Inc.	37,700	195,286
*BMP Sunstone Corp.	4,209	41,837
*Boston Scientific Corp.	1,019,920	7,119,042
*Brookdale Senior Living, Inc.	16,954	370,445
*Cambrex Corp.	23,463	106,991
Cantel Medical Corp.	1,606	34,192
*Capital Senior Living Corp.	45,270	309,194
*CareFusion Corp.	207,163	5,330,304
*Celera Corp.	91,861	568,160
*Codexis, Inc.	8,537	77,089
*Community Health Systems, Inc.	105,314	3,698,628
*CONMED Corp.	43,239	1,128,970
Cooper Cos., Inc.	65,164	3,736,504
*Coventry Health Care, Inc.	141,956	4,254,421
*Cross Country Healthcare, Inc.	33,630	242,136
*Cutera, Inc.	22,757	186,152
Daxor Corp.	545	5,161
*Digirad Corp.	26,648	60,224
#*Dynacq Healthcare, Inc.	909	2,027
*Five Star Quality Care, Inc.	38,499	241,004
*Gentiva Health Services, Inc.	28,510	656,300
*Greatbatch, Inc.	29,721	699,930
*Health Net, Inc.	103,073	2,940,673
*HealthSpring, Inc.	86,917	2,641,408
*Healthways, Inc.	20,167	241,399
Hill-Rom Holdings, Inc.	30,037	1,215,597

1401

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Hologic, Inc.	305,036	$6,076,317
*Humana, Inc.	236,814	13,728,108
*IntegraMed America, Inc.	3,874	36,958
Invacare Corp.	26,628	735,998
*Kendle International, Inc.	11,329	128,697
Kewaunee Scientific Corp.	1,631	22,377
*Kindred Healthcare, Inc.	43,118	806,738
*King Pharmaceuticals, Inc.	426,520	6,073,645
*LCA-Vision, Inc.	5,205	35,238
*LeMaitre Vascular, Inc.	5,100	35,802
*LifePoint Hospitals, Inc.	82,208	2,893,722
*Martek Biosciences Corp.	20,816	653,831
Maxygen, Inc.	45,644	181,207
*MedCath Corp.	30,240	404,914
*Medical Action Industries, Inc.	26,509	214,723
*MediciNova, Inc.	623	3,109
Medicis Pharmaceutical Corp. Class A	600	15,258
MEDTOX Scientific, Inc.	7,900	106,413
*Misonix, Inc.	4,083	9,575
*Molina Healthcare, Inc.	12,070	370,066
*NovaMed, Inc.	10,734	140,401
Omnicare, Inc.	197,388	5,116,297
*PDI, Inc.	15,808	127,650
Pfizer, Inc.	3,173,204	57,815,777
*Regeneration Technologies, Inc.	19,587	52,493
*RehabCare Group, Inc.	14,558	357,544
*Skilled Healthcare Group, Inc.	18,080	194,179
*Solta Medical, Inc.	3,075	8,456
*SRI/Surgical Express, Inc.	2,127	12,422
*Sucampo Pharmaceuticals, Inc.	7,965	34,409
*Sun Healthcare Group, Inc.	8,903	111,243
*SunLink Health Systems, Inc.	1,750	3,202
*Symmetry Medical, Inc.	47,751	456,977
#Teleflex, Inc.	37,423	2,145,086
*Theragenics Corp.	21,383	35,282
*Thermo Fisher Scientific, Inc.	499,520	28,607,510
*TomoTherapy, Inc.	56,619	189,107
*TranS1, Inc.	6,997	24,140
*Triple-S Management Corp.	17,739	327,462
UnitedHealth Group, Inc.	133,703	5,488,508
Universal American Corp.	85,628	1,728,829
*Viropharma, Inc.	103,779	1,701,976
*Vital Images, Inc.	20,078	266,837
*WellCare Health Plans, Inc.	12,832	383,677
*WellPoint, Inc.	504,640	31,348,237
Young Innovations, Inc.	2,745	82,405

Total Health Care		228,422,264

Industrials — (13.5%)
*A.T. Cross Co.	18,431	179,518
*AAR Corp.	28,200	755,478
Aceto Corp.	30,245	260,409
*Aecom Technology Corp.	1,543	45,164
Aircastle, Ltd.	54,200	575,604
Alamo Group, Inc.	22,951	595,578
*Alaska Air Group, Inc.	40,179	2,380,204
Albany International Corp.	5,009	112,953
Alexander & Baldwin, Inc.	66,838	2,681,541
*Allied Defense Group, Inc.	3,983	13,861
*Allied Motion Technologies, Inc.	162	1,416
*Amerco, Inc.	30,877	2,810,116

1402

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*American Railcar Industries, Inc.	21,009	$398,541
*American Reprographics Co.	7,186	57,991
Ameron International Corp.	9,647	665,354
*AMREP Corp.	966	12,394
Apogee Enterprises, Inc.	31,887	407,835
Applied Industrial Technologies, Inc.	29,066	920,230
Arkansas Best Corp.	25,200	643,860
Armstrong World Industries, Inc.	82,188	3,337,655
#*Ascent Solar Technologies, Inc.	7,857	24,907
*Astec Industries, Inc.	4,900	147,490
*Atlas Air Worldwide Holdings, Inc.	37,246	1,892,469
*Avis Budget Group, Inc.	29,250	404,820
Barnes Group, Inc.	46,604	923,691
Barrett Business Services, Inc.	12,955	190,698
*BlueLinx Holdings, Inc.	19,832	71,990
Briggs & Stratton Corp.	39,300	784,821
*BTU International, Inc.	1,600	18,368
*CAI International, Inc.	12,599	239,885
Cascade Corp.	6,140	289,010
*Casella Waste Systems, Inc.	2,641	21,181
CDI Corp.	43,399	696,988
*CECO Environmental Corp.	6,883	38,201
*Celadon Group, Inc.	18,380	269,267
*Ceradyne, Inc.	26,425	936,238
*Champion Industries, Inc.	686	1,372
*Chart Industries, Inc.	3,000	108,960
Chicago Rivet & Machine Co.	700	13,314
Cintas Corp.	1,940	54,436
CIRCOR International, Inc.	1,740	70,279
*Columbus McKinnon Corp.	33,053	557,604
Comfort Systems USA, Inc.	5,239	66,692
CompX International, Inc.	500	6,800
*Consolidated Graphics, Inc.	19,625	982,231
Courier Corp.	7,144	101,266
Covanta Holding Corp.	19,377	327,859
*Covenant Transportation Group, Inc.	7,080	63,508
*CPI Aerostructures, Inc.	5,826	69,271
*CRA International, Inc.	3,081	74,807
CSX Corp.	422,710	29,843,326
Curtiss-Wright Corp.	2,002	69,469
Ducommun, Inc.	16,345	358,936
*Dycom Industries, Inc.	41,650	669,316
#*Eagle Bulk Shipping, Inc.	19,733	80,708
Eastern Co.	10,193	193,565
Eaton Corp.	105,095	11,346,056
Ecology & Environment, Inc. Class A	900	13,590
Encore Wire Corp.	19,066	427,936
*EnerSys	51,339	1,684,946
Ennis, Inc.	48,483	806,272
Espey Manufacturing & Electronics Corp.	1,864	40,300
*Esterline Technologies Corp.	44,968	3,200,822
#*Excel Maritime Carriers, Ltd.	39,214	177,639
Federal Signal Corp.	70,880	493,325
FedEx Corp.	127,513	11,516,974
*Flow International Corp.	23,633	88,624
*Franklin Covey Co.	4,194	32,839
*Frozen Food Express Industries	8,986	36,303
*FTI Consulting, Inc.	6,784	247,412
G & K Services, Inc. Class A	29,714	930,940
GATX Corp.	65,445	2,176,046
#*Genco Shipping & Trading, Ltd.	2,886	33,362

1403

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Gencor Industries, Inc.	8,766	$69,076
General Electric Co.	3,720,712	74,935,140
*GEO Group, Inc. (The)	12,872	305,967
#*Gibraltar Industries, Inc.	36,288	400,257
*GP Strategies Corp.	19,900	196,811
Granite Construction, Inc.	10,491	271,087
Great Lakes Dredge & Dock Corp.	79,907	664,027
*Greenbrier Cos., Inc.	20,647	488,714
*Griffon Corp.	74,563	867,913
#*H&E Equipment Services, Inc.	66,829	776,553
Hardinge, Inc.	20,151	176,321
*Herley Industries, Inc.	5,800	95,294
#*Hertz Global Holdings, Inc.	288,511	4,243,997
*Hill International, Inc.	10,153	65,995
#*Hoku Corp.	400	996
Horizon Lines, Inc.	64,300	318,285
*Hudson Highland Group, Inc.	25,892	142,924
*Hurco Cos., Inc.	8,210	208,780
*ICF International, Inc.	261	6,291
*Identive Group, Inc.	18,612	48,205
Insteel Industries, Inc.	8,901	101,649
*Interline Brands, Inc.	74,162	1,574,459
International Shipholding Corp.	9,397	235,489
Intersections, Inc.	34,178	336,995
#*JetBlue Airways Corp.	324,893	1,949,358
*Kadant, Inc.	6,383	135,064
*Kansas City Southern	61,464	3,071,971
*KAR Auction Services, Inc.	6,919	102,678
KBR, Inc.	52,550	1,686,855
*Kelly Services, Inc. Class A	44,445	874,455
Kennametal, Inc.	16,600	673,960
*Key Technology, Inc.	3,199	53,039
Kimball International, Inc. Class B	25,521	171,884
*Korn/Ferry International	12,556	293,810
L.S. Starrett Co. Class A	4,097	51,253
L-3 Communications Holdings, Inc.	98,670	7,720,928
Lawson Products, Inc.	10,838	253,284
*Layne Christensen Co.	20,333	642,116
*LGL Group, Inc.	400	8,804
*LMI Aerospace, Inc.	14,827	277,636
LSI Industries, Inc.	24,154	179,706
*Lydall, Inc.	14,201	113,608
*M&F Worldwide Corp.	24,164	583,077
Manpower, Inc.	33,874	2,187,244
Marten Transport, Ltd.	31,777	677,168
#Masco Corp.	21,520	286,646
McGrath Rentcorp	14,876	375,470
*Metalico, Inc.	74,246	412,065
*MFRI, Inc.	8,800	95,832
Miller Industries, Inc.	20,010	305,353
#*Mobile Mini, Inc.	54,461	1,113,183
*Moog, Inc.	34,415	1,467,456
Mueller Industries, Inc.	27,487	898,825
Mueller Water Products, Inc.	136,335	545,340
Multi-Color Corp.	1,068	17,750
NACCO Industries, Inc. Class A	8,312	833,278
National Technical Systems, Inc.	15,600	117,624
*NIVS IntelliMedia Technology Group, Inc.	3,940	8,195
Norfolk Southern Corp.	545,229	33,362,563
Northrop Grumman Corp.	337,038	23,356,733
*Northwest Pipe Co.	8,785	192,128

1404

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Ocean Power Technologies, Inc.	8,500	$46,240
*On Assignment, Inc.	57,765	456,344
*Owens Corning, Inc.	152,823	5,114,986
*P.A.M. Transportation Services, Inc.	20,090	231,839
*Park-Ohio Holdings Corp.	5,316	109,297
Pentair, Inc.	43,538	1,574,769
*PGT, Inc.	500	1,170
*Pike Electric Corp.	17,263	142,765
*Pinnacle Airlines Corp.	13,732	99,008
*Polypore International, Inc.	5,700	274,455
*Powell Industries, Inc.	1,081	40,981
*PowerSecure International, Inc.	12,573	92,034
Providence & Worcester Railroad Co.	1,200	21,852
R. R. Donnelley & Sons Co.	134,112	2,376,465
*RailAmerica, Inc.	6,514	81,230
*RCM Technologies, Inc.	19,013	86,889
#*Republic Airways Holdings, Inc.	48,800	313,296
Republic Services, Inc.	429,755	13,253,644
Robbins & Myers, Inc.	3,089	128,286
*Rush Enterprises, Inc. Class A	33,846	645,443
*Rush Enterprises, Inc. Class B	18,522	304,131
Ryder System, Inc.	89,844	4,319,700
*Saia, Inc.	17,104	244,758
Schawk, Inc.	46,244	843,491
*School Specialty, Inc.	23,822	310,877
Seaboard Corp.	2,034	4,072,068
*SFN Group, Inc.	47,178	456,683
SIFCO Industries, Inc.	6,623	107,359
SkyWest, Inc.	92,800	1,396,640
*SL Industries, Inc.	300	5,544
Southwest Airlines Co.	1,077,730	12,771,100
*Sparton Corp.	4,421	37,755
Standex International Corp.	24,902	830,482
Steelcase, Inc. Class A	93,910	959,760
*SunPower Corp. Class B	41,131	542,929
Superior Uniform Group, Inc.	8,978	94,449
*Supreme Industries, Inc.	1,365	4,436
*SYKES Enterprises, Inc.	8,401	163,651
*Sypris Solutions, Inc.	9,366	39,431
TAL International Group, Inc.	22,054	688,746
Technology Research Corp.	11,621	61,475
*Tecumseh Products Co. Class A	11,200	135,296
*Tecumseh Products Co. Class B	1,400	16,639
Timken Co.	73,772	3,468,759
#Titan International, Inc.	25,647	487,293
*Titan Machinery, Inc.	13,585	329,165
Todd Shipyards Corp.	8,732	194,200
*TRC Cos., Inc.	29,413	103,828
Tredegar Industries, Inc.	40,177	751,712
*TriMas Corp.	6,336	120,637
Trinity Industries, Inc.	93,807	2,616,277
#Triumph Group, Inc.	29,320	2,815,600
*Tufco Technologies, Inc.	1,000	3,240
Tutor Perini Corp.	40,371	916,825
Twin Disc, Inc.	10,658	347,131
Tyco International, Ltd.	387,129	17,354,993
*U.S. Home Systems, Inc.	4,314	20,233
*Ultralife Corp.	3,075	21,125
UniFirst Corp.	14,500	808,520
Union Pacific Corp.	629,770	59,595,135
*United Capital Corp.	300	8,280

1405

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*United Rentals, Inc.	22,200	$591,630
Universal Forest Products, Inc.	31,800	1,167,060
*URS Corp.	86,998	3,867,061
*USA Truck, Inc.	15,305	183,660
*Valpey Fisher Corp.	1,464	4,992
*Versar, Inc.	6,026	20,609
Viad Corp.	27,199	639,992
Virco Manufacturing Corp.	12,601	38,433
*Vishay Precision Group, Inc.	9,257	171,717
*Volt Information Sciences, Inc.	35,368	242,978
Watts Water Technologies, Inc.	53,615	1,928,532
*WCA Waste Corp.	29,254	143,930
#*WESCO International, Inc.	38,022	2,131,133
*Willdan Group, Inc.	1,000	4,370
*Willis Lease Finance Corp.	7,300	96,433

Total Industrials		417,094,271

Information Technology — (5.2%)
Activision Blizzard, Inc.	982,162	11,088,609
*Adept Technology, Inc.	97	455
*Advanced Analogic Technologies, Inc.	32,742	130,313
*Agilysys, Inc.	12,799	73,338
*Amtech Systems, Inc.	10,600	271,466
*Anadigics, Inc.	400	2,732
*AOL, Inc.	87,692	2,062,516
*Arris Group, Inc.	108,150	1,349,712
*Arrow Electronics, Inc.	182,170	6,886,026
Astro-Med, Inc.	2,897	22,510
#*ATMI, Inc.	13,077	269,386
*Aviat Networks, Inc.	47,150	244,709
*Avid Technology, Inc.	47,121	784,565
*Avnet, Inc.	90,900	3,237,858
AVX Corp.	248,639	3,898,660
*Aware, Inc.	22,140	83,025
*AXT, Inc.	30,000	324,900
Bel Fuse, Inc. Class A	4,174	100,426
Bel Fuse, Inc. Class B	18,986	414,085
*Benchmark Electronics, Inc.	93,903	1,783,218
Black Box Corp.	27,128	954,634
*Brocade Communications Systems, Inc.	267,013	1,505,953
*Brooks Automation, Inc.	34,786	408,388
*Bsquare Corp.	5,200	45,708
*CACI International, Inc.	5,737	318,346
*Cascade Microtech, Inc.	24,071	148,037
*Checkpoint Systems, Inc.	23,800	491,946
*China Information Technology, Inc.	19,441	87,485
*Ciber, Inc.	67,400	307,344
*Cogo Group, Inc.	2,721	23,836
Cohu, Inc.	41,402	618,546
*Comarco, Inc.	9,299	3,162
Communications Systems, Inc.	12,753	190,530
Computer Sciences Corp.	225,553	12,019,719
Comtech Telecommunications Corp.	1,060	29,744
*Concurrent Computer Corp.	13,740	70,624
*Convergys Corp.	197,364	2,810,463
CoreLogic, Inc.	96,545	1,935,727
*CPI International, Inc.	19,865	385,381
*CSP, Inc.	2,414	9,439
CTS Corp.	32,260	365,828
*CyberOptics Corp.	9,134	87,138
*Datalink Corp.	5,600	35,840

1406

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dataram Corp.	10,888	$24,716
DDi Corp.	30,020	338,175
*Digi International, Inc.	35,811	379,238
*DSP Group, Inc.	49,501	370,762
*Dynamics Research Corp.	16,586	223,413
Earthlink, Inc.	31,510	268,780
*EchoStar Corp.	4,800	130,800
*Edgewater Technology, Inc.	13,603	31,695
Electro Rent Corp.	42,586	628,569
#*Electro Scientific Industries, Inc.	38,559	642,779
*Electronics for Imaging, Inc.	73,756	1,104,865
*EMS Technologies, Inc.	15,031	275,518
#*Emulex Corp.	27,937	318,761
*EndWave Corp.	15,115	34,462
*Epicor Software Corp.	44,725	463,351
*ePlus, Inc.	6,954	179,691
*Euronet Worldwide, Inc.	25,379	464,182
*Exar Corp.	44,300	284,406
*Fairchild Semiconductor International, Inc.	144,238	2,567,436
Fidelity National Information Services, Inc.	10,293	313,216
*Frequency Electronics, Inc.	16,953	119,688
*Gerber Scientific, Inc.	48,089	366,919
*Globecomm Systems, Inc.	41,466	392,268
*GSI Technology, Inc.	7,977	73,388
*GTSI Corp.	8,203	38,554
*Hackett Group, Inc.	54,740	191,043
*Hutchinson Technology, Inc.	9,103	30,131
*Hypercom Corp.	35,833	320,347
*I.D. Systems, Inc.	13,298	57,713
*IAC/InterActiveCorp	178,991	5,063,655
*Imation Corp.	34,398	347,420
*InfoSpace, Inc.	65,156	532,976
*Ingram Micro, Inc.	277,679	5,481,383
*Insight Enterprises, Inc.	23,362	325,199
*Integral Systems, Inc.	1,230	14,994
*Integrated Silicon Solution, Inc.	34,977	364,460
*Internap Network Services Corp.	35,546	259,130
*International Rectifier Corp.	80,500	2,578,415
*Interphase Corp.	4,460	8,786
*IntriCon Corp.	2,835	11,340
*INX, Inc.	500	3,600
*IXYS Corp.	11,657	132,074
*KEY Tronic Corp.	15,546	91,255
Keynote Systems, Inc.	18,330	319,492
*KVH Industries, Inc.	1,841	22,368
#*L-1 Identity Solutions, Inc.	111,378	1,328,740
*Lattice Semiconductor Corp.	122,801	765,050
*LoJack Corp.	2,101	13,341
*LookSmart, Ltd.	27,679	49,545
*Loral Space & Communications, Inc.	30,476	2,269,548
Marchex, Inc.	38,553	367,025
*Measurement Specialties, Inc.	6,983	188,122
*MEMC Electronic Materials, Inc.	193,847	2,149,763
*MEMSIC, Inc.	1,150	3,588
*Mentor Graphics Corp.	36,684	467,171
*Mercury Computer Systems, Inc.	4,566	86,206
Methode Electronics, Inc.	27,826	328,903
*Micron Technology, Inc.	557,108	5,871,918
*MKS Instruments, Inc.	61,200	1,757,052
*ModusLink Global Solutions, Inc.	68,955	422,694
*MoSys, Inc.	4,182	24,256

1407

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Motorola Mobility Holdings, Inc.	203,101	$5,660,425
*Motorola Solutions, Inc.	232,115	8,999,099
*Nanometrics, Inc.	6,614	113,232
*Newport Corp.	8,439	148,104
*Novatel Wireless, Inc.	17,739	127,898
*OmniVision Technologies, Inc.	36,897	953,050
*Online Resources Corp.	7,238	48,639
*Oplink Communications, Inc.	23,684	586,890
*Opnext, Inc.	8,926	16,602
Optical Cable Corp.	9,195	56,090
*Orbcomm, Inc.	21,229	63,475
*PAR Technology Corp.	22,705	137,138
*PC Connection, Inc.	47,339	418,950
*PC Mall, Inc.	10,070	70,490
*PC-Tel, Inc.	46,980	340,605
*Perceptron, Inc.	4,904	26,334
*Performance Technologies, Inc.	24,815	42,682
*Pericom Semiconductor Corp.	38,062	381,762
*Pervasive Software, Inc.	35,664	197,579
*Photronics, Inc.	16,202	106,771
*Planar Systems, Inc.	11,933	30,787
*Presstek, Inc.	7,000	14,630
●*Price Communications Liquidation Trust	47,738	—
*Qualstar Corp.	12,400	23,932
*RadiSys Corp.	12,028	101,757
*RealNetworks, Inc.	141,526	532,138
*Reis, Inc.	16,361	112,073
Richardson Electronics, Ltd.	19,783	255,992
*Rudolph Technologies, Inc.	43,268	435,276
*S1 Corp.	58,134	374,383
*Sandisk Corp.	16,497	748,469
*SeaChange International, Inc.	30,686	254,080
Servidyne, Inc.	7,283	19,081
*Sigma Designs, Inc.	21,810	303,813
*Silicon Image, Inc.	29,804	204,455
*Skyworks Solutions, Inc.	33,004	1,048,537
*Smart Modular Technologies (WWH), Inc.	46,800	316,368
*Spectrum Control, Inc.	19,047	252,563
*Standard Microsystems Corp.	14,905	358,465
*StarTek, Inc.	29,848	164,164
#*SunPower Corp. Class A	580	7,795
*Support.com, Inc.	58,408	323,580
Sycamore Networks, Inc.	47,495	990,746
*Symmetricom, Inc.	86,446	536,830
*SYNNEX Corp.	60,100	2,006,739
*Tech Data Corp.	85,452	4,008,553
*TechTarget, Inc.	19,428	142,796
Tellabs, Inc.	223,051	1,182,170
Telular Corp.	24,670	173,430
Tessco Technologies, Inc.	11,399	131,316
TheStreet.com, Inc.	36,282	110,660
*Tier Technologies, Inc.	3,839	22,228
*Tollgrade Communications, Inc.	19,226	178,417
*Triquint Semiconductor, Inc.	57,628	758,384
*TSR, Inc.	650	3,218
*TTM Technologies, Inc.	66,931	1,064,203
United Online, Inc.	51,420	363,539
*UTStarcom, Inc.	154,209	323,839
*Vicon Industries, Inc.	5,787	27,778
*Video Display Corp.	600	2,280
*Virtusa Corp.	39,100	629,510

1408

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Vishay Intertechnology, Inc.	236,119	$3,895,964
*Web.com Group, Inc.	26,373	247,906
*Western Digital Corp.	73,400	2,497,068
*WPCS International, Inc.	9,161	24,460
Xerox Corp.	1,791,473	19,025,443
*Zoran Corp.	82,007	778,246
*Zygo Corp.	24,384	265,298

Total Information Technology		161,935,836

Materials — (3.3%)
A. Schulman, Inc.	25,754	549,848
*A.M. Castle & Co.	38,646	606,356
Alcoa, Inc.	1,145,369	18,978,764
*American Pacific Corp.	7,647	46,953
Ashland, Inc.	112,560	6,535,234
#Boise, Inc.	62,904	565,507
*Brush Engineered Materials, Inc.	17,890	625,792
Buckeye Technologies, Inc.	37,822	951,602
Cabot Corp.	46,280	2,001,610
*Century Aluminum Co.	15,500	230,485
*Coeur d’Alene Mines Corp.	133,765	3,127,426
Commercial Metals Co.	68,090	1,138,465
*Continental Materials Corp.	100	2,228
*Core Molding Technologies, Inc.	2,488	15,276
Cytec Industries, Inc.	64,700	3,528,738
#Domtar Corp.	27,117	2,384,398
Dow Chemical Co. (The)	296,553	10,521,700
Friedman Industries, Inc.	17,453	151,143
*Georgia Gulf Corp.	12,223	325,498
*Graphic Packaging Holding Co.	95,669	454,428
Haynes International, Inc.	4,293	209,155
*Headwaters, Inc.	40,417	212,593
#*Hecla Mining Co.	9,000	81,000
*Horsehead Holding Corp.	47,113	598,806
Innophos Holdings, Inc.	18,600	616,962
*Innospec, Inc.	2,400	48,288
International Paper Co.	493,615	14,255,601
Kaiser Aluminum Corp.	27,181	1,296,806
*KapStone Paper & Packaging Corp.	38,216	650,818
Kronos Worldwide, Inc.	3,219	141,089
*Landec Corp.	27,697	173,383
*Louisiana-Pacific Corp.	153,257	1,538,700
MeadWestavco Corp.	188,451	5,395,352
*Mercer International, Inc.	3,083	26,360
Minerals Technologies, Inc.	5,915	372,763
*Mod-Pac Corp.	1,501	7,400
Myers Industries, Inc.	65,520	598,853
Neenah Paper, Inc.	7,703	148,360
NL Industries, Inc.	51,662	689,688
*Northern Technologies International Corp.	3,035	45,828
Olympic Steel, Inc.	6,044	165,424
*OM Group, Inc.	42,299	1,530,378
P.H. Glatfelter Co.	54,200	652,026
*Penford Corp.	29,974	177,146
*PolyOne Corp.	117,993	1,551,608
Quaker Chemical Corp.	2,300	88,274
Reliance Steel & Aluminum Co.	94,901	4,962,373
*RTI International Metals, Inc.	50,032	1,445,424
Schnitzer Steel Industries, Inc. Class A	15,822	976,217
*Spartech Corp.	32,120	268,202
*Stillwater Mining Co.	2,109	45,723

1409

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Synalloy Corp.	5,144	$61,985
Temple-Inland, Inc.	122,582	2,940,742
#Texas Industries, Inc.	44,894	1,783,639
*Universal Stainless & Alloy Products, Inc.	8,188	262,016
Wausau Paper Corp.	7,427	63,649
Westlake Chemical Corp.	105,000	4,065,600
Worthington Industries, Inc.	60,435	1,148,265
#*Zoltek Cos., Inc.	48,771	545,260

Total Materials		102,583,207

Other — (0.0%)
●*Concord Camera Corp. Escrow Shares	—	—
●*ePresence, Inc. Escrow Shares	6,400	—
●*MAIR Holdings, Inc. Escrow Shares	1,415	—
●#*Pelican Financial, Inc. Escrow Shares	300	—
●*Petrocorp, Inc. Escrow Shares	900	54
●*Student Loan Corp. Escrow Shares	1,100	2,750

Total Other		2,804

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	8,903	165,685

Telecommunication Services — (4.9%)
AT&T, Inc.	4,065,906	111,893,733
CenturyLink, Inc.	243,028	10,508,531
#Frontier Communications Corp.	339,918	3,117,048
*General Communications, Inc. Class A	47,997	581,244
*MetroPCS Communications, Inc.	169,372	2,189,980
*Sprint Nextel Corp.	3,820,377	17,268,104
*SureWest Communications	11,148	122,182
Telephone & Data Systems, Inc.	80,200	2,867,150
Telephone & Data Systems, Inc. Special Shares	67,452	2,078,871
*United States Cellular Corp.	33,568	1,636,104
*Xeta Corp.	18,366	62,444

Total Telecommunication Services		152,325,391

Utilities — (1.2%)
*AES Corp.	462,299	5,732,508
*Calpine Corp.	434,531	6,200,757
*GenOn Energy, Inc.	705,984	2,922,774
Public Service Enterprise Group, Inc.	655,441	21,255,952
Questar Corp.	20,191	351,929
SJW Corp.	2,933	71,683
#Unitil Corp.	5,580	122,760

Total Utilities		36,658,363

TOTAL COMMON STOCKS		2,992,093,427

RIGHTS/WARRANTS — (0.0%)
●*Lantronix, Inc. Warrants	33	—

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	5,956,088	5,956,088

1410

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (3.2%)
§@DFA Short Term Investment Fund	99,631,373	$99,631,373
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $787,246 FNMA 6.000%, 10/01/39, valued at $609,748) to be repurchased at $591,992	$592	591,988

TOTAL SECURITIES LENDING COLLATERAL		100,223,361

TOTAL INVESTMENTS — (100.0%) (Cost $2,547,443,337)##		$3,098,272,876

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$546,712,507	—	—	$546,712,507
Consumer Staples	207,077,076	—	—	207,077,076
Energy	511,944,342	—	—	511,944,342
Financials	627,171,681	—	—	627,171,681
Health Care	228,422,264	—	—	228,422,264
Industrials	417,094,271	—	—	417,094,271
Information Technology	161,935,836	—	—	161,935,836
Materials	102,583,207	—	—	102,583,207
Other	—	$2,804	—	2,804
Real Estate Investment Trusts	165,685	—	—	165,685
Telecommunication Services	152,325,391	—	—	152,325,391
Utilities	36,658,363	—	—	36,658,363
Rights/Warrants	—	—	—	—
Temporary Cash Investments	5,956,088	—	—	5,956,088
Securities Lending Collateral	—	100,223,361	—	100,223,361

TOTAL	$2,998,046,711	$100,226,165	—	$3,098,272,876

See accompanying Notes to Schedules of Investments.

1411

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (93.5%)
Consumer Discretionary — (10.7%)
*1-800-FLOWERS.COM, Inc.	1,200	$3,288
*99 Cents Only Stores	7,100	105,790
#Aaron’s, Inc.	7,350	141,046
Abercrombie & Fitch Co.	8,850	446,128
*AC Moore Arts & Crafts, Inc.	1,068	2,339
Acme United Corp.	400	4,000
Advance Auto Parts, Inc.	10,000	639,400
*Aeropostale, Inc.	9,825	236,979
*AFC Enterprises, Inc.	2,300	34,270
*AH Belo Corp.	200	1,622
#*Amazon.com, Inc.	36,900	6,259,716
Ambassadors Group, Inc.	1,423	15,710
*American Apparel, Inc.	532	548
#*American Axle & Manufacturing Holdings, Inc.	6,193	88,560
American Eagle Outfitters, Inc.	18,300	264,618
American Greetings Corp. Class A	3,222	70,014
#*American Public Education, Inc.	2,200	73,832
*America’s Car-Mart, Inc.	1,100	27,434
*Amerigon, Inc.	2,000	21,780
Ameristar Casinos, Inc.	1,900	29,184
#*AnnTaylor Stores Corp.	4,625	102,305
*Apollo Group, Inc. Class A	14,010	578,193
Arbitron, Inc.	2,400	100,056
*Arctic Cat, Inc.	2,500	40,050
*Asbury Automotive Group, Inc.	3,400	62,594
*Ascena Retail Group, Inc.	6,919	187,574
*Ascent Media Corp.	235	8,939
*Audiovox Corp. Class A	1,600	11,488
#*AutoNation, Inc.	18,538	532,226
*Autozone, Inc.	2,700	684,531
*Ballantyne Strong, Inc.	2,600	19,552
*Bally Technologies, Inc.	6,300	257,859
#Barnes & Noble, Inc.	3,400	53,550
*Beasley Broadcast Group, Inc.	325	1,739
#*Beazer Homes USA, Inc.	3,400	18,190
bebe stores, Inc.	6,473	36,346
*Bed Bath & Beyond, Inc.	25,284	1,213,632
*Belo Corp.	6,100	41,114
*Benihana, Inc.	500	4,120
Best Buy Co., Inc.	34,505	1,173,170
Big 5 Sporting Goods Corp.	2,146	27,211
*Big Lots, Inc.	8,052	255,973
*Biglari Holdings, Inc.	215	92,450
#*BJ’s Restaurants, Inc.	2,798	98,853
#*Blue Nile, Inc.	1,161	66,003
*Bluegreen Corp.	2,100	7,350
Blyth, Inc.	799	26,862
Bob Evans Farms, Inc.	3,500	110,180
*Bon-Ton Stores, Inc. (The)	2,096	23,245
Books-A-Million, Inc.	1,295	7,369
#*BorgWarner, Inc.	12,500	842,875
#*Boyd Gaming Corp.	5,900	63,956
Brinker International, Inc.	9,050	212,946
*Brookfield Homes Corp.	2,400	33,888
Brown Shoe Co., Inc.	5,187	65,719
#Brunswick Corp.	8,311	165,555
#Buckle, Inc.	2,025	72,394
*Buffalo Wild Wings, Inc.	1,800	78,786

1412

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Build-A-Bear-Workshop, Inc.	2,400	$18,384
*Cabela’s, Inc.	4,700	117,030
*Cablevision Systems Corp.	25,400	859,790
*Cache, Inc.	800	3,008
*California Pizza Kitchen, Inc.	2,415	38,664
Callaway Golf Co.	6,900	50,715
*Cambium Learning Group, Inc.	14,789	48,360
*Canterbury Park Holding Corp.	500	6,725
#*Capella Education Co.	1,400	80,150
*Career Education Corp.	6,300	141,372
*Caribou Coffee Co., Inc.	1,599	14,423
*CarMax, Inc.	21,994	718,104
Carnival Corp.	47,532	2,125,156
*Carriage Services, Inc.	3,100	15,841
*Carrols Restaurant Group, Inc.	1,578	11,046
*Carter’s, Inc.	7,100	196,670
*Casual Male Retail Group, Inc.	4,200	17,640
Cato Corp. Class A	3,450	84,318
*Cavco Industries, Inc.	1,157	47,657
CBS Corp.	5,528	109,344
CBS Corp. Class B	65,097	1,290,874
*CEC Entertainment, Inc.	2,357	87,091
*Charming Shoppes, Inc.	13,860	43,105
#*Cheesecake Factory, Inc.	5,650	166,732
Cherokee, Inc.	542	8,688
Chico’s FAS, Inc.	18,200	198,744
*Children’s Place Retail Stores, Inc. (The)	2,340	98,023
*Chipotle Mexican Grill, Inc.	3,385	741,044
Choice Hotels International, Inc.	3,695	140,151
Christopher & Banks Corp.	3,217	18,369
Churchill Downs, Inc.	1,444	59,796
Cinemark Holdings, Inc.	6,600	111,870
#*Citi Trends, Inc.	1,200	27,480
*CKX, Inc.	3,000	9,540
*Clear Channel Outdoor Holdings, Inc.	4,227	58,713
Coach, Inc.	29,568	1,599,333
#*Coinstar, Inc.	2,900	120,031
*Coldwater Creek, Inc.	6,649	19,349
#*Collective Brands, Inc.	8,400	171,024
Collectors Universe, Inc.	700	9,695
#Columbia Sportswear Co.	1,027	62,626
Comcast Corp. Class A	213,968	4,867,772
Comcast Corp. Special Class A	73,563	1,577,191
#*Conn’s, Inc.	1,582	6,992
Cooper Tire & Rubber Co.	5,100	116,586
*Core-Mark Holding Co., Inc.	1,317	44,567
#*Corinthian Colleges, Inc.	8,800	46,464
CPI Corp.	1,000	19,900
Cracker Barrel Old Country Store, Inc.	2,500	128,700
*Crocs, Inc.	9,700	158,983
#*Crown Media Holdings, Inc.	2,500	6,000
CSS Industries, Inc.	1,250	22,950
*Culp, Inc.	1,566	15,644
*Cumulus Media, Inc.	2,000	7,640
*Dana Holding Corp.	13,900	249,088
Darden Restaurants, Inc.	13,090	616,670
*Deckers Outdoor Corp.	4,200	308,238
*dELiA*s, Inc.	1,100	2,035
*Destination Maternity Corp.	1,300	52,689
DeVry, Inc.	6,500	338,715
#*Dick’s Sporting Goods, Inc.	8,514	307,270

1413

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Dillard’s, Inc.	3,800	$150,936
*DineEquity, Inc.	1,200	61,896
*DIRECTV Class A	85,189	3,611,162
*Discovery Communications, Inc. Class A	13,981	545,259
*Discovery Communications, Inc. Class C	14,552	494,186
*DISH Network Corp.	21,800	460,198
*Dolan Media Co.	2,800	38,388
#*Dollar General Corp.	8,500	236,385
*Dollar Tree, Inc.	12,450	629,721
*Domino’s Pizza, Inc.	4,086	67,010
*Dorman Products, Inc.	1,189	38,250
Dover Downs Gaming & Entertainment, Inc.	2,000	6,880
DR Horton, Inc.	29,700	367,983
*DreamWorks Animation SKG, Inc.	7,680	215,578
Drew Industries, Inc.	1,700	40,154
#*drugstore.com, Inc.	3,568	6,298
#*DSW, Inc.	1,503	50,035
#*Eastman Kodak Co.	26,170	95,782
*Einstein Noah Restaurant Group, Inc.	1,130	17,560
*Entercom Communications Corp.	2,510	24,598
*Entravision Communications Corp.	2,008	4,337
Ethan Allen Interiors, Inc.	3,275	73,360
#*EW Scripps Co. Class A (The)	3,400	30,872
*Exide Technologies	9,000	86,490
#Expedia, Inc.	1,914	48,156
Family Dollar Stores, Inc.	12,412	527,262
*Famous Dave’s of America, Inc.	1,098	11,046
*Federal-Mogul Corp.	3,500	82,460
Finish Line, Inc. Class A	5,300	81,567
*Fisher Communications, Inc.	1,200	28,968
Foot Locker, Inc.	15,042	268,650
#*Ford Motor Co.	310,640	4,954,708
Fortune Brands, Inc.	14,880	917,798
*Fossil, Inc.	6,950	493,798
Fred’s, Inc.	5,517	74,093
#*Fuel Systems Solutions, Inc.	2,050	53,362
*Furniture Brands International, Inc.	4,400	19,800
Gaiam, Inc.	1,309	9,988
#*GameStop Corp. Class A	16,340	344,284
Gaming Partners International Corp.	800	5,528
Gannett Co., Inc.	22,900	337,546
Gap, Inc.	44,561	858,690
#Garmin, Ltd.	12,055	371,656
*Gaylord Entertainment Co.	3,437	114,590
*Genesco, Inc.	2,400	89,112
Gentex Corp.	13,434	430,828
Genuine Parts Co.	15,730	814,028
*G-III Apparel Group, Ltd.	1,400	48,846
*Global Traffic Network, Inc.	2,700	28,971
*Goodyear Tire & Rubber Co.	23,460	278,705
*Grand Canyon Education, Inc.	3,441	62,248
*Great Wolf Resorts, Inc.	100	291
Group 1 Automotive, Inc.	2,780	105,195
Guess?, Inc.	5,800	248,124
#H&R Block, Inc.	28,620	358,322
*Hanesbrands, Inc.	8,675	199,698
Harley-Davidson, Inc.	23,500	931,775
*Harman International Industries, Inc.	6,800	294,576
Harte-Hanks, Inc.	4,419	55,105
Hasbro, Inc.	14,100	621,669
Haverty Furniture Cos., Inc.	1,700	20,468

1414

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Helen of Troy, Ltd.	4,400	$123,508
#*hhgregg, Inc.	2,516	46,118
*Hibbett Sporting Goods, Inc.	2,888	92,474
Hillenbrand, Inc.	5,305	114,641
Home Depot, Inc.	169,642	6,237,736
Hooker Furniture Corp.	1,300	17,433
Hot Topic, Inc.	6,106	33,156
*HSN, Inc.	3,798	106,952
*Hyatt Hotels Corp. Class A	4,393	213,456
*Iconix Brand Group, Inc.	7,198	142,880
International Game Technology	26,800	460,156
International Speedway Corp.	2,675	77,388
#*Interpublic Group of Cos., Inc. (The)	50,516	540,016
*Interval Leisure Group, Inc.	4,310	67,538
*iRobot Corp.	2,385	64,395
*Isle of Capri Casinos, Inc.	4,000	37,680
#*ITT Educational Services, Inc.	3,000	197,520
*J. Alexander’s Corp.	800	4,088
#*J. Crew Group, Inc.	5,783	251,098
J.C. Penney Co., Inc.	22,509	721,864
*Jack in the Box, Inc.	6,300	138,222
#*JAKKS Pacific, Inc.	2,600	44,954
Jarden Corp.	7,825	265,268
*Jo-Ann Stores, Inc.	2,773	167,295
Johnson Controls, Inc.	69,151	2,654,707
*Johnson Outdoors, Inc. Class A	1,187	18,066
Jones Group, Inc. (The)	9,866	125,200
*Jos. A. Bank Clothiers, Inc.	3,300	141,009
*Journal Communications, Inc.	2,631	12,629
*K12, Inc.	1,700	46,325
#KB Home	9,900	146,916
*Kenneth Cole Productions, Inc. Class A	1,100	15,004
*Kid Brands, Inc.	1,700	15,487
#*Kirkland’s, Inc.	1,700	22,516
*Knology, Inc.	4,485	65,616
*Kohl’s Corp.	28,460	1,445,199
*Kona Grill, Inc.	1,120	5,611
*Krispy Kreme Doughnuts, Inc.	6,700	43,885
*K-Swiss, Inc. Class A	2,837	32,626
*Lakeland Industries, Inc.	1,000	8,870
#*Lamar Advertising Co. Class A	5,915	217,909
*Las Vegas Sands Corp.	65,800	3,059,042
#*La-Z-Boy, Inc.	6,000	49,920
*Leapfrog Enterprises, Inc.	3,100	11,966
*Lear Corp.	5,100	538,713
Learning Tree International, Inc.	1,342	11,649
Leggett & Platt, Inc.	14,897	335,629
#Lennar Corp. Class A	15,500	300,080
Lennar Corp. Class B Voting	556	8,824
*Libbey, Inc.	1,600	24,432
#*Liberty Global, Inc. Class A	13,437	545,005
*Liberty Global, Inc. Class B	95	3,934
#*Liberty Global, Inc. Class C	11,626	444,927
*Liberty Media Corp. Capital Class A	10,116	664,217
*Liberty Media Corp. Interactive Class A	58,700	929,808
*Liberty Media Corp. Interactive Class B	400	6,366
*Liberty Media-Starz Corp. Series A	5,255	350,351
*Liberty Media-Starz Corp. Series B	227	15,136
*Life Time Fitness, Inc.	3,100	123,628
*Lifetime Brands, Inc.	300	3,639
Limited Brands, Inc.	31,260	914,042

1415

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*LIN TV Corp. Class A	2,800	$13,496
#Lincoln Educational Services Corp.	2,164	32,676
Lithia Motors, Inc.	487	6,574
#*Live Nation Entertainment, Inc.	15,286	158,974
*LKQ Corp.	13,389	323,478
Lowe’s Cos., Inc.	140,340	3,480,432
*Luby’s, Inc.	1,849	10,669
#*Lumber Liquidators Holdings, Inc.	99	2,766
*M/I Homes, Inc.	2,200	32,252
Mac-Gray Corp.	1,591	23,435
Macy’s, Inc.	43,700	1,011,655
*Madison Square Garden, Inc.	6,507	164,107
*Maidenform Brands, Inc.	2,442	62,857
Marcus Corp.	2,400	28,440
*Marine Products Corp.	2,017	14,522
*MarineMax, Inc.	1,700	15,368
#Marriott International, Inc. Class A	29,026	1,146,237
#*Martha Stewart Living Omnimedia, Inc. Class A	3,500	13,545
Mattel, Inc.	34,565	818,499
Matthews International Corp. Class A	3,400	120,496
#*McClatchy Co. (The)	4,300	21,930
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	19,908
McDonald’s Corp.	105,625	7,781,394
McGraw-Hill Cos., Inc.	29,600	1,153,808
MDC Holdings, Inc.	4,445	137,395
*Media General, Inc. Class A	800	4,016
*Mediacom Communications Corp. Class A	5,481	48,041
Men’s Wearhouse, Inc. (The)	5,635	147,693
Meredith Corp.	3,900	131,430
*Meritage Homes Corp.	3,400	78,064
#*MGM Resorts International	30,928	458,662
*Midas, Inc.	1,456	10,352
*Modine Manufacturing Co.	3,900	64,350
#*Mohawk Industries, Inc.	5,948	330,411
*Monarch Casino & Resort, Inc.	1,845	20,000
Monro Muffler Brake, Inc.	2,532	83,759
*Morgans Hotel Group Co.	2,500	22,588
#Morningstar, Inc.	2,300	122,866
*Morton’s Restaurant Group, Inc.	1,090	6,987
*Motorcar Parts of America, Inc.	783	11,275
*Movado Group, Inc.	2,362	34,036
*Multimedia Games, Inc.	2,364	12,600
*Nathan’s Famous, Inc.	709	11,457
National CineMedia, Inc.	5,600	98,784
#*Netflix, Inc.	6,500	1,391,520
*New Frontier Media, Inc.	200	396
*New York & Co., Inc.	5,059	28,280
#*New York Times Co. Class A (The)	12,700	128,397
Newell Rubbermaid, Inc.	29,784	573,342
News Corp. Class A	188,384	2,829,528
News Corp. Class B	44,963	745,487
*Nexstar Broadcasting Group, Inc.	400	1,964
NIKE, Inc. Class B	36,848	3,039,223
Nordstrom, Inc.	18,100	745,358
#Nutri/System, Inc.	2,600	49,296
#*NVR, Inc.	500	382,500
*O’Charley’s, Inc.	1,700	11,764
*Office Depot, Inc.	26,000	136,500
*OfficeMax, Inc.	7,500	120,525
Omnicom Group, Inc.	30,400	1,364,352
*Orbitz Worldwide, Inc.	3,586	18,396

1416

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*O’Reilly Automotive, Inc.	14,158	$804,599
*Orient-Express Hotels, Ltd.	6,600	80,256
Outdoor Channel Holdings, Inc.	2,723	21,784
*Overstock.com, Inc.	1,030	15,368
Oxford Industries, Inc.	1,437	34,014
#P.F. Chang’s China Bistro, Inc.	2,500	115,100
*Pacific Sunwear of California, Inc.	6,200	26,412
*Panera Bread Co. Class A	3,000	286,680
*Papa John’s International, Inc.	2,800	80,360
#*Peet’s Coffee & Tea, Inc.	1,500	57,240
*Penn National Gaming, Inc.	7,000	250,110
*Penske Automotive Group, Inc.	3,600	60,840
Pep Boys - Manny, Moe & Jack (The)	1,624	22,639
*Perry Ellis International, Inc.	969	27,277
#PetMed Express, Inc.	2,200	33,198
PetSmart, Inc.	13,000	523,120
*Phillips-Van Heusen Corp.	6,891	402,228
*Pier 1 Imports, Inc.	6,600	61,842
*Pinnacle Entertainment, Inc.	5,100	76,908
Polaris Industries, Inc.	3,497	268,989
Polo Ralph Lauren Corp.	6,800	728,824
Pool Corp.	4,300	104,834
*Pre-Paid Legal Services, Inc.	700	46,088
*Priceline.com, Inc.	4,700	2,014,044
Primedia, Inc.	4,956	26,118
*Princeton Review, Inc.	5,159	5,752
#*Pulte Group, Inc.	36,437	287,488
*Quiksilver, Inc.	2,800	12,516
RadioShack Corp.	11,260	170,589
*RC2 Corp.	1,400	28,448
*Red Lion Hotels Corp.	2,034	15,601
*Red Robin Gourmet Burgers, Inc.	1,300	26,832
#Regal Entertainment Group	8,860	107,738
Regis Corp.	3,900	65,364
Rent-A-Center, Inc.	6,980	207,585
*Rentrak Corp.	1,137	31,205
*Retail Ventures, Inc.	4,157	62,688
RG Barry Corp.	1,300	13,754
Ross Stores, Inc.	12,000	782,400
#*Royal Caribbean Cruises, Ltd.	15,900	713,910
*Ruby Tuesday, Inc.	5,500	74,140
*Ruth’s Hospitality Group, Inc.	2,684	12,507
Ryland Group, Inc. (The)	3,100	55,180
*Saga Communications, Inc.	507	13,106
#*Saks, Inc.	13,010	152,477
Salem Communications Corp.	400	1,276
#*Sally Beauty Holdings, Inc.	18,750	246,750
Scholastic Corp.	2,600	77,298
*Scientific Games Corp.	6,970	71,930
Scripps Networks Interactive, Inc.	9,555	444,308
#*Sears Holdings Corp.	5,000	376,850
*Select Comfort Corp.	5,200	52,832
Service Corp. International	26,000	225,420
Shiloh Industries, Inc.	2,515	32,494
*Shoe Carnival, Inc.	1,463	36,209
*Shuffle Master, Inc.	6,626	68,480
*Shutterfly, Inc.	3,000	99,870
*Signet Jewelers, Ltd. ADR	8,549	363,162
Sinclair Broadcast Group, Inc. Class A	3,800	33,326
*Skechers U.S.A., Inc. Class A	3,800	78,166
Skyline Corp.	800	16,072

1417

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Smith & Wesson Holding Corp.	4,800	$17,040
Snap-On, Inc.	6,470	366,396
Sonic Automotive, Inc.	2,501	31,137
*Sonic Corp.	4,163	39,923
#Sotheby’s Class A	6,300	253,890
Spartan Motors, Inc.	3,375	21,060
Speedway Motorsports, Inc.	2,352	34,057
Stage Stores, Inc.	3,250	50,375
Standard Motor Products, Inc.	1,900	23,009
Stanley Black & Decker, Inc.	15,293	1,111,495
*Stanley Furniture, Inc.	637	2,644
Staples, Inc.	74,450	1,660,980
Starbucks Corp.	71,830	2,264,800
Starwood Hotels & Resorts Worldwide, Inc.	18,500	1,090,945
Stein Mart, Inc.	3,347	26,224
*Steinway Musical Instruments, Inc.	900	17,199
*Steven Madden, Ltd.	2,475	94,471
Stewart Enterprises, Inc.	8,882	56,667
*Stoneridge, Inc.	3,400	50,150
Strayer Education, Inc.	1,200	144,000
Sturm Ruger & Co., Inc.	1,500	22,365
Superior Industries International, Inc.	2,200	44,000
*Systemax, Inc.	1,666	22,758
#*Talbots, Inc.	194	1,059
*Tandy Brands Accessories, Inc.	700	2,030
Tandy Leather Factory, Inc.	663	3,408
Target Corp.	69,030	3,784,915
#*Tempur-Pedic International, Inc.	7,523	328,304
*Tenneco, Inc.	5,600	231,448
*Texas Roadhouse, Inc.	5,500	91,410
Thor Industries, Inc.	4,161	154,623
Tiffany & Co.	12,600	732,438
*Timberland Co. Class A	4,602	123,011
Time Warner Cable, Inc.	36,404	2,469,283
Time Warner, Inc.	117,386	3,691,790
TJX Cos., Inc. (The)	38,521	1,825,510
*Toll Brothers, Inc.	14,960	302,790
Tractor Supply Co.	7,402	379,797
*True Religion Apparel, Inc.	2,500	51,375
*TRW Automotive Holdings Corp.	10,900	650,294
#*Tuesday Morning Corp.	5,600	27,720
Tupperware Corp.	6,100	279,075
*Ulta Salon Cosmetics & Fragrance, Inc.	5,300	196,312
#*Under Armour, Inc. Class A	3,200	191,552
*Unifi, Inc.	1,766	29,369
*Universal Electronics, Inc.	1,700	44,761
Universal Technical Institute, Inc.	2,300	41,975
*Urban Outfitters, Inc.	13,050	441,351
#V.F. Corp.	8,950	740,344
*Vail Resorts, Inc.	3,700	177,785
*Valassis Communications, Inc.	4,390	133,193
Value Line, Inc.	400	5,268
*Valuevision Media, Inc. Class A	1,287	7,967
#Viacom, Inc. Class A	4,900	233,436
Viacom, Inc. Class B	54,400	2,260,320
Volcom, Inc.	1,626	26,992
*WABCO Holdings, Inc.	6,243	364,591
Walt Disney Co. (The)	180,422	7,013,003
*Warnaco Group, Inc.	4,285	218,878
#Washington Post Co. Class B	500	214,175
Weight Watchers International, Inc.	3,800	147,440

1418

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Wendy’s/Arby’s Group, Inc.	33,225	$160,477
*West Marine, Inc.	2,681	34,290
*Wet Seal, Inc. (The)	11,405	39,005
Whirlpool Corp.	7,700	658,350
Wiley (John) & Sons, Inc. Class A	5,300	243,535
Williams Controls, Inc.	600	6,300
Williams-Sonoma, Inc.	9,360	301,392
Winmark Corp.	300	10,149
#*Winnebago Industries, Inc.	2,200	32,780
*WMS Industries, Inc.	5,790	242,890
Wolverine World Wide, Inc.	4,300	136,955
World Wrestling Entertainment, Inc.	3,100	37,355
Wyndham Worldwide Corp.	18,900	531,657
Wynn Resorts, Ltd.	11,860	1,379,674
Yum! Brands, Inc.	46,117	2,156,431
*Zumiez, Inc.	2,100	48,762

Total Consumer Discretionary		161,732,104

Consumer Staples — (8.6%)
Alberto-Culver Co.	10,350	385,538
Alico, Inc.	496	12,455
*Alliance One International, Inc.	11,189	42,854
Altria Group, Inc.	214,700	5,047,597
Andersons, Inc. (The)	500	19,390
Archer-Daniels-Midland Co.	66,290	2,165,694
Avon Products, Inc.	42,300	1,197,513
B&G Foods, Inc.	4,970	66,747
*BJ’s Wholesale Club, Inc.	5,300	232,882
*Boston Beer Co., Inc. Class A	1,000	90,010
Brown-Forman Corp. Class A	7,570	503,026
Brown-Forman Corp. Class B	8,363	554,885
Bunge, Ltd.	13,629	927,726
Calavo Growers, Inc.	1,543	35,612
Cal-Maine Foods, Inc.	2,100	59,556
#Campbell Soup Co.	19,973	681,878
Casey’s General Stores, Inc.	4,419	187,763
*Central European Distribution Corp.	5,975	137,066
*Central Garden & Pet Co.	2,800	27,188
*Central Garden & Pet Co. Class A	7,529	71,375
*Chiquita Brands International, Inc.	4,900	75,558
Church & Dwight Co., Inc.	6,850	471,348
#Clorox Co.	14,071	884,925
Coca-Cola Bottling Co.	300	16,206
Coca-Cola Co. (The)	211,136	13,269,898
Coca-Cola Enterprises, Inc.	48,544	1,221,367
Colgate-Palmolive Co.	46,920	3,602,048
ConAgra, Inc.	43,779	977,585
*Constellation Brands, Inc. Class A	20,300	390,166
Corn Products International, Inc.	8,033	370,562
Costco Wholesale Corp.	43,400	3,117,856
CVS Caremark Corp.	137,847	4,714,367
*Darling International, Inc.	8,700	117,885
*Dean Foods Co.	16,650	168,998
Del Monte Foods Co.	22,025	417,594
#Diamond Foods, Inc.	2,435	121,190
#*Dole Food Co., Inc.	700	9,786
Dr. Pepper Snapple Group, Inc.	24,069	852,765
*Elizabeth Arden, Inc.	1,900	48,621
*Energizer Holdings, Inc.	6,400	465,536
Estee Lauder Cos., Inc.	11,600	933,800
Farmer Brothers Co.	1,899	24,630

1419

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Flowers Foods, Inc.	7,918	$199,771
Fresh Del Monte Produce, Inc.	5,939	157,087
General Mills, Inc.	64,707	2,250,509
*Green Mountain Coffee, Inc.	12,558	421,698
H.J. Heinz Co.	33,000	1,567,500
*Hain Celestial Group, Inc.	4,000	106,520
*Hansen Natural Corp.	8,524	482,799
*Heckmann Corp.	3,453	16,678
Herbalife, Ltd.	6,200	405,046
Hershey Co. (The)	16,780	783,458
Hormel Foods Corp.	7,300	360,620
*HQ Sustainable Maritime Industries, Inc.	1,600	6,912
Imperial Sugar Co.	1,726	20,677
Ingles Markets, Inc.	1,610	31,186
Inter Parfums, Inc.	2,874	51,272
J & J Snack Foods Corp.	1,952	82,901
J.M. Smucker Co.	12,176	756,860
*John B. Sanfilippo & Son, Inc.	1,596	18,131
Kellogg Co.	24,735	1,244,170
Kimberly-Clark Corp.	40,410	2,615,739
Kraft Foods, Inc.	180,572	5,520,086
Kroger Co. (The)	62,300	1,333,220
Lancaster Colony Corp.	1,900	105,583
#*Lifeway Foods, Inc.	315	2,895
Lorillard, Inc.	15,908	1,196,918
*Mannatech, Inc.	1,370	2,439
McCormick & Co., Inc. Non-Voting	12,314	544,279
McCormick & Co., Inc. Voting	607	26,890
Mead Johnson Nutrition Co.	20,800	1,205,776
#*Medifast, Inc.	2,100	50,232
Molson Coors Brewing Co.	15,705	736,093
Nash-Finch Co.	1,300	48,971
National Beverage Corp.	2,901	39,018
*Natural Alternatives International, Inc.	1,000	5,310
Nu Skin Enterprises, Inc. Class A	6,010	180,781
*Nutraceutical International Corp.	1,559	21,623
Oil-Dri Corp. of America	641	12,230
*Omega Protein Corp.	2,100	17,136
*Overhill Farms, Inc.	2,000	11,920
*Pantry, Inc.	3,100	51,677
PepsiCo, Inc.	154,719	9,949,979
Philip Morris International, Inc.	188,243	10,775,029
*Physicians Formula Holdings, Inc.	1,158	4,458
*Prestige Brands Holdings, Inc.	4,300	47,472
PriceSmart, Inc.	2,772	101,150
Procter & Gamble Co. (The)	289,227	18,258,901
*Ralcorp Holdings, Inc.	5,695	348,534
Reliv’ International, Inc.	1,707	3,926
*Revlon, Inc.	2,500	24,350
Reynolds American, Inc.	35,900	1,141,979
#Rocky Mountain Chocolate Factory, Inc.	950	9,756
Ruddick Corp.	4,800	161,760
Safeway, Inc.	39,700	821,393
#Sanderson Farms, Inc.	2,350	96,608
#Sara Lee Corp.	58,153	986,856
*Smart Balance, Inc.	8,197	32,829
*Smithfield Foods, Inc.	15,600	310,596
Snyders-Lance, Inc.	2,800	58,072
Spartan Stores, Inc.	2,074	30,052
*Spectrum Brands Holdings, Inc.	1,735	56,873
#SUPERVALU, Inc.	20,097	146,507

1420

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Susser Holdings Corp.	2,046	$29,503
Sysco Corp.	56,031	1,632,743
Tasty Baking Co.	785	2,865
#Tootsie Roll Industries, Inc.	2,581	71,390
#*TreeHouse Foods, Inc.	3,830	183,266
Tyson Foods, Inc. Class A	29,240	480,998
*United Natural Foods, Inc.	4,776	176,712
United-Guardian, Inc.	600	8,604
Universal Corp.	2,600	98,514
*USANA Health Sciences, Inc.	955	36,214
#Vector Group, Ltd.	8,183	131,010
Walgreen Co.	92,925	3,757,887
Wal-Mart Stores, Inc.	188,952	10,594,539
WD-40 Co.	1,600	62,992
Weis Markets, Inc.	1,930	76,293
#*Whole Foods Market, Inc.	14,783	764,429
*Winn-Dixie Stores, Inc.	7,429	47,397

Total Consumer Staples		128,934,493

Energy — (11.2%)
Adams Resources & Energy, Inc.	500	12,505
*Allis-Chalmers Energy, Inc.	1,800	13,644
Alon USA Energy, Inc.	1,957	15,284
*Alpha Natural Resources, Inc.	12,228	657,010
Anadarko Petroleum Corp.	51,150	3,942,642
Apache Corp.	37,625	4,490,920
*Approach Resources, Inc.	1,650	44,006
Arch Coal, Inc.	16,500	565,125
*Atlas Energy, Inc.	7,038	311,783
#*ATP Oil & Gas Corp.	4,679	79,356
*Atwood Oceanics, Inc.	6,200	250,604
Baker Hughes, Inc.	44,594	3,055,135
*Basic Energy Services, Inc.	4,350	79,431
Berry Petroleum Corp. Class A	4,900	228,683
*Bill Barrett Corp.	4,720	193,426
*Bolt Technology Corp.	1,050	14,931
*BPZ Resources, Inc.	10,000	57,500
*Brigham Exploration Co.	11,900	352,359
*Bristow Group, Inc.	3,356	172,800
*Bronco Drilling Co., Inc.	3,500	24,220
Cabot Oil & Gas Corp.	10,500	437,115
*Cal Dive International, Inc.	9,937	61,013
*Callon Petroleum Co.	3,700	32,227
*Cameron International Corp.	24,659	1,314,325
#CARBO Ceramics, Inc.	2,250	259,110
*Carrizo Oil & Gas, Inc.	3,100	104,935
Chesapeake Energy Corp.	67,938	2,006,209
Chevron Corp.	205,596	19,517,228
Cimarex Energy Co.	8,533	888,541
*Clayton Williams Energy, Inc.	1,100	97,515
*Cloud Peak Energy, Inc.	4,150	94,496
*Cobalt International Energy, Inc.	5,800	78,590
*Complete Production Services, Inc.	6,300	176,022
#*Comstock Resources, Inc.	5,500	152,350
*Concho Resources, Inc.	9,700	933,625
ConocoPhillips	144,255	10,308,462
Consol Energy, Inc.	22,500	1,118,250
*Contango Oil & Gas Co.	1,700	98,600
*Continental Resources, Inc.	3,590	230,514
*CREDO Petroleum Corp.	1,576	17,982
*Crimson Exploration, Inc.	1,572	6,681

1421

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Crosstex Energy, Inc.	5,400	$45,684
*CVR Energy, Inc.	5,771	99,954
*Dawson Geophysical Co.	600	20,286
Delek US Holdings, Inc.	2,094	17,443
*Denbury Resources, Inc.	38,370	780,830
Devon Energy Corp.	42,784	3,794,513
DHT Holdings, Inc.	1,559	7,935
#Diamond Offshore Drilling, Inc.	7,100	509,141
*Double Eagle Petroleum Co.	267	2,080
*Dresser-Rand Group, Inc.	8,200	376,872
*Dril-Quip, Inc.	3,000	231,360
El Paso Corp.	70,183	1,114,506
*Energy Partners, Ltd.	1,261	20,289
*ENGlobal Corp.	3,900	17,589
EOG Resources, Inc.	25,800	2,744,862
*Evolution Petroleum Corp.	482	3,552
EXCO Resources, Inc.	17,150	344,372
*Exterran Holdings, Inc.	6,100	151,341
Exxon Mobil Corp.	512,834	41,375,447
*FMC Technologies, Inc.	12,382	1,163,908
#*Forest Oil Corp.	10,889	422,493
*Frontier Oil Corp.	9,600	199,680
*FX Energy, Inc.	4,100	37,310
General Maritime Corp.	3,300	10,098
*Geokinetics, Inc.	900	7,659
#*GeoResources, Inc.	2,107	58,237
*Global Industries, Ltd.	11,300	90,570
*GMX Resources, Inc.	1,700	8,874
#*Goodrich Petroleum Corp.	2,870	60,901
*Green Plains Renewable Energy, Inc.	200	2,230
Gulf Island Fabrication, Inc.	1,100	29,788
*Gulfmark Offshore, Inc.	2,800	107,660
*Gulfport Energy Corp.	4,900	117,306
Halliburton Co.	94,123	4,235,535
*Harvest Natural Resources, Inc.	4,500	50,040
*Helix Energy Solutions Group, Inc.	10,266	127,298
Helmerich & Payne, Inc.	11,191	657,247
*Hercules Offshore, Inc.	9,300	30,783
Hess Corp.	31,021	2,609,487
*HKN, Inc.	866	2,953
Holly Corp.	5,400	264,978
*Hornbeck Offshore Services, Inc.	2,700	64,098
*International Coal Group, Inc.	14,882	137,658
#*ION Geophysical Corp.	9,600	91,296
*James River Coal Co.	2,490	55,988
*Key Energy Services, Inc.	13,200	175,692
*Kodiak Oil & Gas Corp.	8,200	52,070
#*L&L Energy, Inc.	2,600	22,100
Lufkin Industries, Inc.	3,400	226,848
Marathon Oil Corp.	73,665	3,366,490
Massey Energy Co.	9,900	622,314
*Matrix Service Co.	2,900	32,654
*Mitcham Industries, Inc.	1,600	17,616
Murphy Oil Corp.	19,224	1,274,551
*Nabors Industries, Ltd.	28,557	696,791
National-Oilwell, Inc.	43,085	3,183,982
*Natural Gas Services Group, Inc.	1,600	28,576
*Newfield Exploration Co.	13,600	995,112
*Newpark Resources, Inc.	9,500	56,810
Noble Energy, Inc.	18,142	1,652,736
*Northern Oil & Gas, Inc.	3,400	93,738

1422

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Occidental Petroleum Corp.	82,420	$7,968,366
*Oceaneering International, Inc.	5,600	432,488
*Oil States International, Inc.	5,000	338,800
#Overseas Shipholding Group, Inc.	2,700	89,748
*OYO Geospace Corp.	500	47,915
Panhandle Oil & Gas, Inc.	600	16,050
*Parker Drilling Co.	12,107	52,544
#*Patriot Coal Corp.	7,492	196,066
Patterson-UTI Energy, Inc.	14,800	345,432
Peabody Energy Corp.	27,923	1,770,877
Penn Virginia Corp.	3,900	67,782
#*Petrohawk Energy Corp.	30,604	613,610
*Petroleum Development Corp.	1,200	54,612
*PetroQuest Energy, Inc.	5,400	42,336
*PHI, Inc. Non-Voting	1,795	37,013
*Pioneer Drilling Co.	4,800	42,528
Pioneer Natural Resources Co.	11,907	1,133,070
*Plains Exploration & Production Co.	13,993	495,352
*Pride International, Inc.	17,306	562,445
QEP Resources, Inc.	18,500	751,840
*Quicksilver Resources, Inc.	12,500	187,625
Range Resources Corp.	16,400	817,868
*Rex Energy Corp.	4,000	48,140
*Rosetta Resources, Inc.	5,600	223,720
*Rowan Cos., Inc.	12,681	434,705
#RPC, Inc.	15,450	271,611
#*SandRidge Energy, Inc.	39,458	293,568
Schlumberger, Ltd.	141,166	12,562,362
SEACOR Holdings, Inc.	2,000	211,380
#*Seahawk Drilling, Inc.	1,319	9,160
Ship Finance International, Ltd.	7,500	150,075
SM Energy Co.	6,400	397,824
Southern Union Co.	12,146	324,542
*Southwestern Energy Co.	35,394	1,398,063
Spectra Energy Corp.	67,762	1,777,397
#*Stone Energy Corp.	3,700	86,025
Sunoco, Inc.	12,087	513,093
*Superior Energy Services, Inc.	8,200	287,984
*Swift Energy Corp.	3,230	137,792
*Teekay Corp.	6,477	219,311
*Tesoro Petroleum Corp.	13,900	267,575
*Tetra Technologies, Inc.	8,150	92,502
*TGC Industries, Inc.	1,588	7,289
Tidewater, Inc.	5,500	327,195
*Ultra Petroleum Corp.	14,209	678,196
*Union Drilling, Inc.	1,000	7,300
*Unit Corp.	3,300	168,960
#*Uranium Energy Corp.	2,421	12,662
*USEC, Inc.	14,099	78,249
*VAALCO Energy, Inc.	7,100	51,688
Valero Energy Corp.	54,502	1,382,171
*Venoco, Inc.	2,900	60,494
W&T Offshore, Inc.	4,700	95,645
*Warren Resources, Inc.	5,600	31,248
*Western Refining, Inc.	2,700	32,886
*Westmoreland Coal Co.	837	11,383
*Whiting Petroleum Corp.	5,450	688,226
*Willbros Group, Inc.	4,500	53,820
Williams Cos., Inc. (The)	61,000	1,646,390
World Fuel Services Corp.	6,650	249,641

Total Energy		168,650,004

1423

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (13.0%)
1st Source Corp.	1,990	$37,512
Abington Bancorp, Inc.	3,523	43,756
Advance America Cash Advance Centers, Inc.	5,900	36,108
*Affiliated Managers Group, Inc.	5,150	524,424
*Affirmative Insurance Holdings, Inc.	1,600	4,000
Aflac, Inc.	48,513	2,793,379
*Allegheny Corp.	676	208,735
*Allied World Assurance Co. Holdings, Ltd.	5,300	319,749
Allstate Corp. (The)	53,167	1,655,620
Alterra Capital Holdings, Ltd.	7,800	168,090
*American Capital, Ltd.	29,719	242,804
American Equity Investment Life Holding Co.	3,790	48,057
American Express Co.	107,205	4,650,553
American Financial Group, Inc.	7,950	258,614
#*American International Group, Inc.	12,100	488,235
American National Insurance Co.	1,312	109,395
*American River Bankshares	882	5,768
*American Safety Insurance Holdings, Ltd.	1,000	20,060
Ameriprise Financial, Inc.	26,340	1,623,861
*Ameris Bancorp	1,951	18,593
*AMERISAFE, Inc.	2,988	53,216
*AmeriServe Financial, Inc.	100	208
AmTrust Financial Services, Inc.	3,100	57,381
AON Corp.	29,535	1,350,931
*Arch Capital Group, Ltd.	5,170	456,253
Argo Group International Holdings, Ltd.	4,180	148,892
Arrow Financial Corp.	1,374	31,162
Aspen Insurance Holdings, Ltd.	7,690	231,085
*Asset Acceptance Capital Corp.	2,117	12,829
Associated Banc-Corp.	13,642	190,715
Assurant, Inc.	12,600	494,298
Assured Guaranty, Ltd.	16,300	235,698
Asta Funding, Inc.	400	3,070
Astoria Financial Corp.	7,820	111,357
*Atlantic Coast Federal Corp.	699	1,412
*Avatar Holdings, Inc.	1,000	19,970
Axis Capital Holdings, Ltd.	11,440	407,035
*B of I Holding, Inc.	900	13,599
Baldwin & Lyons, Inc. Class B	19	427
BancFirst Corp.	1,400	56,784
*Bancorp, Inc.	1,500	14,100
#BancorpSouth, Inc.	9,703	151,755
*BancTrust Financial Group, Inc.	2,903	8,099
Bank Mutual Corp.	6,120	27,112
Bank of America Corp.	924,879	12,698,589
Bank of Hawaii Corp.	4,800	224,976
Bank of New York Mellon Corp. (The)	128,138	4,001,750
Bank of the Ozarks, Inc.	1,900	81,947
BankFinancial Corp.	2,730	24,898
Banner Corp.	400	944
BB&T Corp.	70,375	1,945,165
*Beneficial Mutual Bancorp, Inc.	4,932	43,550
*Berkshire Hathaway, Inc.	91,240	7,458,870
Berkshire Hills Bancorp, Inc.	1,568	33,304
BGC Partners, Inc. Class A	4,100	33,210
BlackRock, Inc.	8,715	1,725,744
BOK Financial Corp.	2,187	113,024
Boston Private Financial Holdings, Inc.	7,520	50,459
Brookline Bancorp, Inc.	6,300	68,229
Brooklyn Federal Bancorp, Inc.	100	90
Brown & Brown, Inc.	14,995	371,276

1424

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Cadence Financial Corp.	103	$256
Calamos Asset Management, Inc.	1,081	16,626
Camden National Corp.	900	30,807
Capital City Bank Group, Inc.	1,069	13,523
Capital One Financial Corp.	46,401	2,234,672
Capital Southwest Corp.	344	33,557
CapitalSource, Inc.	22,676	175,059
*Capitol Federal Financial, Inc.	6,313	76,955
Cardinal Financial Corp.	2,805	30,855
Cash America International, Inc.	2,635	106,006
Cathay General Bancorp	4,114	71,213
*CB Richard Ellis Group, Inc.	28,965	642,733
Center Bancorp, Inc.	1,915	17,235
*Center Financial Corp.	2,700	19,845
CenterState Banks of Florida, Inc.	1,000	7,340
#Charles Schwab Corp. (The)	105,334	1,901,279
Chemical Financial Corp.	3,399	70,563
Chubb Corp.	30,617	1,773,643
#Cincinnati Financial Corp.	14,709	471,276
*CIT Group, Inc.	16,761	799,332
*Citigroup, Inc.	2,960,139	14,267,870
*Citizens Community Bancorp, Inc.	600	2,994
#*Citizens, Inc.	6,415	45,739
City Holding Co.	1,500	52,200
City National Corp.	5,000	288,950
Clifton Savings Bancorp, Inc.	2,054	23,477
CME Group, Inc.	6,800	2,098,208
*CNA Financial Corp.	26,036	699,587
*CNA Surety Corp.	2,602	62,526
CNB Financial Corp.	109	1,516
*CNO Financial Group, Inc.	15,100	95,583
CoBiz Financial, Inc.	3,100	19,778
#Cohen & Steers, Inc.	3,434	97,217
Columbia Banking System, Inc.	2,213	44,481
Comerica, Inc.	16,300	622,660
#Commerce Bancshares, Inc.	8,328	342,531
#Community Bank System, Inc.	3,381	85,472
Community Trust Bancorp, Inc.	1,590	45,967
*CompuCredit Holdings Corp.	2,946	17,794
Consolidated-Tokoma Land Co.	681	19,647
*Credit Acceptance Corp.	1,924	108,802
Cullen Frost Bankers, Inc.	5,320	307,390
#CVB Financial Corp.	9,813	81,252
#Danvers Bancorp, Inc.	2,435	52,499
Delphi Financial Group, Inc. Class A	4,900	141,022
Diamond Hill Investment Group, Inc.	293	20,012
Dime Community Bancshares, Inc.	2,700	40,716
Discover Financial Services	53,400	1,099,506
*Dollar Financial Corp.	2,000	61,260
Donegal Group, Inc. Class A	2,104	27,247
Duff & Phelps Corp.	2,200	37,312
*E*Trade Financial Corp.	15,290	253,202
#East West Bancorp, Inc.	14,046	304,939
Eastern Insurance Holdings, Inc.	1,400	18,186
#Eaton Vance Corp.	12,070	365,721
*eHealth, Inc.	2,800	33,880
EMC Insurance Group, Inc.	1,000	22,470
Employers Holdings, Inc.	3,900	65,481
*Encore Bancshares, Inc.	300	3,474
*Encore Capital Group, Inc.	1,209	27,505
Endurance Specialty Holdings, Ltd.	4,900	227,801

1425

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Enstar Group, Ltd.	1,100	$91,047
Enterprise Financial Services Corp.	1,766	22,923
Epoch Holding Corp.	617	9,169
Erie Indemnity Co.	5,200	345,384
ESSA Bancorp, Inc.	2,256	28,493
Evercore Partners, Inc. Class A	1,600	51,680
Everest Re Group, Ltd.	5,800	488,824
*EzCorp, Inc.	2,823	75,939
#F.N.B. Corp.	8,209	82,911
FBL Financial Group, Inc. Class A	2,100	58,401
Federal Agricultural Mortgage Corp.	1,781	27,499
#Federated Investors, Inc. Class B	9,762	264,355
Fidelity National Financial, Inc.	22,699	305,302
#*Fidelity Southern Corp.	1,050	8,864
Fifth Third Bancorp	77,100	1,146,477
Financial Institutions, Inc.	600	11,598
*First Acceptance Corp.	3,783	6,961
First American Financial Corp.	9,349	145,003
First Bancorp	1,500	22,545
First Busey Corp.	2,279	11,213
*First Cash Financial Services, Inc.	3,522	116,191
First Citizens BancShares, Inc.	100	20,117
First Commonwealth Financial Corp.	4,045	26,009
First Community Bancshares, Inc.	1,100	14,795
*First Defiance Financial Corp.	1,538	20,132
First Financial Bancorp	4,812	81,323
#First Financial Bankshares, Inc.	2,390	117,875
First Financial Corp.	1,300	40,989
First Financial Holdings, Inc.	1,825	18,907
First Financial Northwest, Inc.	3,660	17,202
*First Horizon National Corp.	23,830	269,994
*First Marblehead Corp. (The)	700	1,540
First Merchants Corp.	1,745	15,810
First Mercury Financial Corp.	2,596	42,704
First Midwest Bancorp, Inc.	5,100	59,619
#First Niagara Financial Group, Inc.	17,879	248,161
*First Place Financial Corp.	1,829	5,194
*First Security Group, Inc.	728	692
First South Bancorp, Inc.	1,685	9,773
FirstMerit Corp.	9,666	177,081
Flagstone Reinsurance Holdings SA	3,394	41,610
Flushing Financial Corp.	1,928	27,474
#*Forest City Enterprises, Inc. Class A	12,804	216,516
*Forest City Enterprises, Inc. Class B	3,286	55,106
*Forestar Group, Inc.	869	16,216
*FPIC Insurance Group, Inc.	1,300	46,488
Franklin Resources, Inc.	16,142	1,947,532
Fulton Financial Corp.	18,759	193,593
GAINSCO, Inc.	93	698
Gallagher (Arthur J.) & Co.	11,325	336,126
GAMCO Investors, Inc.	367	16,324
*Genworth Financial, Inc.	47,300	641,861
German American Bancorp, Inc.	1,832	31,364
GFI Group, Inc.	6,300	32,256
Glacier Bancorp, Inc.	5,234	73,852
*Gleacher & Co., Inc.	7,074	15,032
*Global Indemnity P.L.C.	1,026	20,433
Goldman Sachs Group, Inc. (The)	50,300	8,230,086
Great Southern Bancorp, Inc.	1,530	33,507
#*Greene Bancshares, Inc.	700	2,205
#Greenhill & Co., Inc.	2,800	194,376

1426

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Greenlight Capital Re, Ltd.	3,500	$98,945
*Guaranty Bancorp	207	304
*Hallmark Financial Services, Inc.	2,534	21,514
Hampden Bancorp, Inc.	504	6,124
#Hancock Holding Co.	3,700	121,360
Hanover Insurance Group, Inc.	5,069	239,764
Harleysville Group, Inc.	1,675	59,178
*Harris & Harris Group, Inc.	3,600	18,324
Hartford Financial Services Group, Inc.	43,724	1,214,653
HCC Insurance Holdings, Inc.	12,425	376,229
Heartland Financial USA, Inc.	2,032	34,361
*Heritage Commerce Corp.	841	3,852
*Heritage Financial Corp.	905	12,896
*Heritage Financial Group, Inc.	1,473	17,087
*HFF, Inc.	1,404	17,704
*Hilltop Holdings, Inc.	7,200	70,632
Home Bancshares, Inc.	2,952	60,398
Home Federal Bancorp, Inc.	2,521	27,025
HopFed Bancorp, Inc.	204	1,918
Horace Mann Educators Corp.	2,800	48,384
Hudson City Bancorp, Inc.	51,466	565,097
Huntington Bancshares, Inc.	79,700	577,028
IBERIABANK Corp.	1,925	109,186
Independence Holding Co.	2,400	18,936
Independent Bank Corp.	1,972	53,599
Infinity Property & Casualty Corp.	800	47,792
Interactive Brokers Group, Inc.	4,380	70,825
*IntercontinentalExchange, Inc.	6,361	766,437
*International Assets Holding Corp.	1,415	33,111
International Bancshares Corp.	6,326	120,004
*Internet Capital Group, Inc.	3,900	47,502
*Intervest Bancshares Corp.	254	668
Invesco, Ltd.	45,268	1,119,930
*Investment Technology Group, Inc.	3,824	70,476
*Investors Bancorp, Inc.	3,800	50,616
#*Janus Capital Group, Inc.	17,800	229,798
#Jefferies Group, Inc.	12,873	321,954
JMP Group, Inc.	2,391	17,909
Jones Lang LaSalle, Inc.	4,300	381,152
JPMorgan Chase & Co.	404,772	18,190,454
Kaiser Federal Financial Group, Inc.	784	9,361
KBW, Inc.	3,585	95,899
Kearny Financial Corp.	6,515	60,720
KeyCorp	83,358	741,886
*Knight Capital Group, Inc.	9,475	131,324
Lakeland Bancorp, Inc.	2,703	26,000
Lakeland Financial Corp.	1,700	34,986
Legacy Bancorp, Inc.	1,200	15,600
Legg Mason, Inc.	15,974	529,219
Leucadia National Corp.	22,000	715,440
#Life Partners Holdings, Inc.	1,000	10,320
Lincoln National Corp.	29,250	843,570
LNB Bancorp, Inc.	634	3,348
Loews Corp.	34,955	1,399,948
*Louisiana Bancorp, Inc.	200	2,950
M&T Bank Corp.	8,287	716,577
#*Macatawa Bank Corp.	443	1,905
Maiden Holdings, Ltd.	441	3,528
MainSource Financial Group, Inc.	1,600	14,536
*Markel Corp.	893	359,432
*Market Leader, Inc.	900	2,223

1427

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
MarketAxess Holdings, Inc.	3,416	$68,764
*Marlin Business Services Corp.	1,200	15,672
Marsh & McLennan Cos., Inc.	55,887	1,558,130
Marshall & Ilsley Corp.	47,032	328,754
MB Financial, Inc.	3,900	76,674
#*MBIA, Inc.	25,900	277,130
MCG Capital Corp.	4,800	32,640
Meadowbrook Insurance Group, Inc.	6,115	58,031
Medallion Financial Corp.	3,100	24,273
Mercer Insurance Group, Inc.	916	25,694
Merchants Bancshares, Inc.	694	19,064
Mercury General Corp.	3,136	133,123
*Meridian Interstate Bancorp, Inc.	2,392	29,182
MetLife, Inc.	89,789	4,109,643
*Metro Bancorp, Inc.	200	2,406
*MF Global Holdings, Ltd.	12,100	100,188
#*MGIC Investment Corp.	15,500	130,045
MidSouth Bancorp, Inc.	900	12,078
Montpelier Re Holdings, Ltd.	8,700	172,695
Moody’s Corp.	20,870	612,952
Morgan Stanley	140,855	4,141,137
*MSCI, Inc.	11,576	396,246
*Nara Bancorp, Inc.	1,706	16,651
*NASDAQ OMX Group, Inc. (The)	14,630	358,142
*National Financial Partners Corp.	3,900	49,452
National Interstate Corp.	991	20,831
National Penn Bancshares, Inc.	10,344	84,407
*Navigators Group, Inc. (The)	1,900	92,986
NBT Bancorp, Inc.	3,984	92,349
Nelnet, Inc. Class A	2,640	59,189
New England Bancshares, Inc.	1,000	9,400
New Westfield Financial, Inc.	4,099	34,760
#New York Community Bancorp, Inc.	40,175	736,006
NewAlliance Bancshares, Inc.	10,400	155,480
#*NewStar Financial, Inc.	3,834	37,151
Northeast Community Bancorp, Inc.	1,726	10,770
#Northern Trust Corp.	21,814	1,133,892
Northfield Bancorp, Inc.	3,409	44,215
Northrim Bancorp, Inc.	600	11,304
Northwest Bancshares, Inc.	10,509	123,113
NYSE Euronext, Inc.	24,523	780,077
OceanFirst Financial Corp.	900	12,465
*Ocwen Financial Corp.	8,900	89,890
Old National Bancorp	6,203	66,558
Old Republic International Corp.	24,986	305,579
OneBeacon Insurance Group, Ltd.	3,200	44,000
optionsXpress Holdings, Inc.	4,545	67,539
Oriental Financial Group, Inc.	3,500	41,370
Oritani Financial Corp.	6,231	74,710
Pacific Continental Corp.	1,300	13,195
#*Pacific Mercantile Bancorp	1,425	5,472
PacWest Bancorp	2,792	55,086
Park National Corp.	1,200	78,144
PartnerRe, Ltd.	6,800	556,784
#*Patriot National Bancorp	200	500
Peapack-Gladstone Financial Corp.	1,228	16,725
*Penson Worldwide, Inc.	2,800	13,328
Peoples Bancorp, Inc.	1,197	16,267
People’s United Financial, Inc.	40,200	518,982
#*PHH Corp.	7,358	175,783
*PICO Holdings, Inc.	1,800	55,764

1428

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Pinnacle Financial Partners, Inc.	2,100	$28,896
*Piper Jaffray Cos., Inc.	1,704	71,227
*Platinum Underwriters Holdings, Ltd.	4,187	185,065
*PMI Group, Inc. (The)	11,400	33,174
PNC Financial Services Group, Inc.	53,634	3,218,040
*Popular, Inc.	84,812	272,247
#*Portfolio Recovery Associates, Inc.	2,000	144,280
*Preferred Bank	1,269	2,335
Presidential Life Corp.	2,200	20,856
*Primus Guaranty, Ltd.	259	1,241
Principal Financial Group, Inc.	31,700	1,038,809
PrivateBancorp, Inc.	3,982	61,203
*ProAssurance Corp.	3,400	199,478
Progressive Corp.	66,336	1,314,116
Prosperity Bancshares, Inc.	4,800	194,160
Protective Life Corp.	7,400	204,018
Provident Financial Services, Inc.	5,262	77,088
Provident New York Bancorp	3,935	36,714
Prudential Financial, Inc.	49,390	3,037,979
#Pulaski Financial Corp.	342	2,538
QC Holdings, Inc.	1,034	4,229
Radian Group, Inc.	8,700	62,466
Raymond James Financial, Inc.	10,375	375,782
Regions Financial Corp.	117,704	835,698
Reinsurance Group of America, Inc.	7,190	413,856
RenaissanceRe Holdings, Ltd.	5,500	360,910
Renasant Corp.	2,122	33,082
Republic Bancorp, Inc. Class A	805	15,367
*Republic First Bancorp, Inc.	500	1,590
Resource America, Inc.	2,228	15,284
*Riverview Bancorp, Inc.	1,205	3,723
#RLI Corp.	1,944	104,723
#Rockville Financial, Inc.	2,347	34,783
*Rodman & Renshaw Capital Group, Inc.	2,800	6,104
Roma Financial Corp.	2,603	26,499
Rome Bancorp, Inc.	497	5,855
S&T Bancorp, Inc.	2,951	64,479
S.Y. Bancorp, Inc.	2,030	49,522
*Safeguard Scientifics, Inc.	467	7,682
Safety Insurance Group, Inc.	2,045	97,322
Sanders Morris Harris Group, Inc.	3,300	22,902
Sandy Spring Bancorp, Inc.	1,969	37,805
SCBT Financial Corp.	933	29,035
SeaBright Holdings, Inc.	2,360	22,916
SEI Investments Co.	13,478	312,016
Selective Insurance Group, Inc.	5,100	90,678
*SI Financial Group, Inc.	1,347	12,258
*Signature Bank	4,006	209,273
Simmons First National Corp.	1,469	40,824
*SLM Corp.	46,068	663,840
Somerset Hills Bancorp	992	9,374
*Southern Community Financial Corp.	700	1,190
Southside Bancshares, Inc.	1,883	40,334
*Southwest Bancorp, Inc.	1,600	21,904
#*St. Joe Co. (The)	9,102	249,486
StanCorp Financial Group, Inc.	4,400	196,284
State Auto Financial Corp.	2,856	43,554
State Bancorp, Inc.	2,047	19,549
State Street Corp.	51,301	2,396,783
StellarOne Corp.	2,851	41,425
Sterling Bancorp	2,599	25,444

1429

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Sterling Bancshares, Inc.	8,000	$70,960
Stewart Information Services Corp	500	5,705
#*Stifel Financial Corp.	3,441	220,775
Suffolk Bancorp	900	18,873
*Sun Bancorp, Inc.	2,137	8,847
SunTrust Banks, Inc.	51,557	1,568,880
Susquehanna Bancshares, Inc.	7,567	72,341
*SVB Financial Group	3,891	204,161
SWS Group, Inc.	1,770	8,284
#Synovus Financial Corp	65,676	173,385
T. Rowe Price Group, Inc.	25,825	1,702,384
*Taylor Capital Group, Inc.	730	7,497
#TCF Financial Corp.	12,086	180,565
#TD Ameritrade Holding Corp.	23,498	479,829
*Tejon Ranch Co.	1,465	38,559
*Tennessee Commerce Bancorp, Inc.	700	3,507
*Texas Capital Bancshares, Inc	4,203	102,511
TFS Financial Corp.	11,420	111,345
*Thomas Properties Group, Inc.	4,298	16,332
#*TIB Financial Corp.	45	828
Tompkins Financial Corp.	934	38,060
Torchmark Corp	8,400	523,320
Tower Group, Inc.	4,921	128,143
TowneBank	1,400	20,860
*TradeStation Group, Inc.	5,240	36,523
Transatlantic Holdings, Inc.	6,479	333,345
Travelers Cos., Inc. (The)	49,100	2,762,366
*Tree.com, Inc.	721	6,078
TriCo Bancshares	1,628	24,697
Trustco Bank Corp.	7,300	43,690
Trustmark Corp.	7,848	188,274
U.S. Bancorp	197,115	5,322,105
UMB Financial Corp.	2,600	105,690
Umpqua Holdings Corp.	8,173	89,658
Union First Market Bankshares Corp.	2,179	26,627
United Bankshares, Inc.	3,563	100,477
*United Community Financial Corp.	563	867
United Financial Bancorp, Inc.	2,642	40,502
United Fire & Casualty Co.	2,765	55,424
*United Security Bancshares	1,470	5,145
Unitrin, Inc.	5,200	139,932
Universal Insurance Holdings, Inc.	3,536	19,165
Univest Corp. of Pennsylvania	1,893	32,626
Unum Group	35,400	882,876
Validus Holdings, Ltd.	5,769	175,378
#Valley National Bancorp	15,906	215,208
ViewPoint Financial Group	3,532	44,768
*Virginia Commerce Bancorp, Inc.	2,610	15,686
*Virtus Investment Partners, Inc.	450	21,722
Waddell & Reed Financial, Inc.	9,300	335,916
Washington Banking Co.	1,539	21,007
Washington Federal, Inc.	9,178	158,688
Washington Trust Bancorp, Inc.	1,700	34,000
*Waterstone Financial, Inc.	2,168	5,854
Webster Financial Corp.	5,208	119,159
Wells Fargo & Co.	515,228	16,703,692
WesBanco, Inc.	2,465	46,465
Wesco Financial Corp.	797	299,505
West Bancorporation, Inc.	2,033	14,587
*West Coast Bancorp	8,700	28,275
Westamerica Bancorporation	3,200	160,000

1430

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Western Alliance Bancorp	966	$7,245
Westwood Holdings Group, Inc.	900	32,085
White Mountains Insurance Group, Ltd.	700	238,000
Whitney Holding Corp.	4,600	61,226
Wilmington Trust Corp.	6,599	28,904
Wilshire Bancorp, Inc.	2,428	15,588
Wintrust Financial Corp.	2,250	74,048
*World Acceptance Corp.	1,700	95,472
WR Berkley Corp.	13,631	385,076
Xl Group P.L.C.	24,527	562,159
*Yadkin Valley Financial Corp.	471	1,300
Zions Bancorporation	16,264	383,505
*ZipRealty, Inc.	2,357	6,317

Total Financials		196,325,608

Health Care — (10.4%)
*A.D.A.M., Inc.	575	4,019
*Abaxis, Inc.	2,369	62,423
Abbott Laboratories	159,700	7,212,052
#*ABIOMED, Inc.	4,543	44,521
*Accelrys, Inc.	6,101	50,150
*Accuray, Inc.	4,698	40,215
*Adolor Corp.	778	1,097
Aetna, Inc.	41,310	1,360,751
#*Affymax, Inc.	2,611	17,389
*Affymetrix, Inc.	8,729	42,336
*Air Methods Corp.	1,457	74,657
*Albany Molecular Research, Inc.	3,400	16,966
#*Alere, Inc.	8,565	335,491
*Alexion Pharmaceuticals, Inc.	8,800	737,616
*Align Technology, Inc.	6,100	127,063
#*Alkermes, Inc.	7,971	102,906
Allergan, Inc.	32,128	2,268,558
#*Alliance HealthCare Services, Inc.	5,000	20,950
*Allscripts Healthcare Solutions, Inc.	17,460	368,581
*Almost Family, Inc.	812	27,113
#*Alnylam Pharmaceuticals, Inc.	3,400	35,105
*Alphatec Holdings, Inc.	7,600	18,316
*AMAG Pharmaceuticals, Inc.	2,000	35,600
#*Amedisys, Inc.	2,934	100,020
America Services Group, Inc.	1,200	20,244
*American Dental Partners, Inc.	1,985	25,229
*American Medical Systems Holdings, Inc.	7,100	138,592
*AMERIGROUP Corp.	5,200	272,324
AmerisourceBergen Corp.	28,520	1,022,727
*Amgen, Inc.	95,771	5,275,067
*Amicus Therapeutics, Inc.	1,205	6,856
*AMN Healthcare Services, Inc.	6,328	36,702
*Amsurg Corp.	3,550	74,798
#*Amylin Pharmaceuticals, Inc.	12,980	210,016
Analogic Corp.	1,441	73,592
*AngioDynamics, Inc.	3,150	51,014
*Anika Therapeutics, Inc.	1,888	13,197
*Ardea Biosciences, Inc.	2,042	54,154
#*Ariad Pharmaceuticals, Inc.	13,000	82,875
*ArthroCare Corp.	500	13,995
*Assisted Living Concepts, Inc.	915	30,122
#*athenahealth, Inc.	2,700	115,938
*AtriCure, Inc.	1,383	15,213
Bard (C.R.), Inc.	9,600	905,760
Baxter International, Inc.	59,065	2,864,062

1431

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Beckman Coulter, Inc.	6,800	$489,668
Becton Dickinson & Co.	23,229	1,926,846
*BioClinica, Inc.	2,162	9,707
*Biogen Idec, Inc.	26,200	1,715,314
#*BioMarin Pharmaceutical, Inc.	10,300	261,826
*BioMimetic Therapeutics, Inc.	658	8,534
*Bio-Rad Laboratories, Inc. Class A	2,213	240,951
*Bio-Reference Labs, Inc.	2,702	62,389
*BioScrip, Inc.	2,900	15,022
*BMP Sunstone Corp.	3,063	30,446
*Boston Scientific Corp.	150,648	1,051,523
#Bristol-Myers Squibb Co.	175,350	4,415,313
*Brookdale Senior Living, Inc.	10,600	231,610
*Bruker BioSciences Corp.	6,200	108,500
#*BSD Medical Corp.	410	1,784
*Caliper Life Sciences, Inc.	1,000	6,440
*Cambrex Corp.	3,827	17,451
Cantel Medical Corp.	1,444	30,743
*Capital Senior Living Corp.	3,849	26,289
*Caraco Pharmaceutical Laboratories, Ltd.	2,173	10,278
Cardinal Health, Inc.	35,792	1,485,726
*CareFusion Corp.	20,017	515,037
*CAS Medical Systems, Inc.	1,900	6,289
*Catalyst Health Solutions, Inc.	3,800	164,920
*Celera Corp.	7,176	44,384
*Celgene Corp.	48,670	2,507,965
*Centene Corp.	4,800	133,056
#*Cephalon, Inc.	7,295	430,989
#*Cepheid, Inc.	2,696	64,057
#*Cerner Corp.	7,200	711,720
*Charles River Laboratories International, Inc.	6,400	245,440
Chemed Corp.	2,300	143,129
*Cigna Corp.	27,500	1,155,550
#*Clinical Data, Inc.	1,524	45,324
*Codexis, Inc.	739	6,673
*CombiMatrix Corp.	1,007	2,739
*Community Health Systems, Inc.	8,800	309,056
Computer Programs & Systems, Inc.	1,499	77,798
#*Conceptus, Inc.	3,600	48,618
*CONMED Corp.	2,735	71,411
*Continucare Corp.	6,300	25,641
Cooper Cos., Inc.	4,865	278,959
*Corvel Corp.	900	45,432
#*Covance, Inc.	6,600	372,108
*Coventry Health Care, Inc.	14,700	440,559
#Covidien P.L.C.	50,637	2,403,738
*Cross Country Healthcare, Inc.	1,700	12,240
*CryoLife, Inc.	3,061	15,519
*Cubist Pharmaceuticals, Inc.	7,273	159,570
*Cutera, Inc.	1,850	15,133
#*Cyberonics, Inc.	2,300	75,325
*Cynosure, Inc. Class A	1,600	17,464
*Cytokinetics, Inc.	3,764	7,152
*DaVita, Inc.	9,970	736,284
*Dendreon Corp.	14,051	492,347
DENTSPLY International, Inc.	14,300	507,364
*DepoMed, Inc.	3,900	32,682
*DexCom, Inc.	5,078	71,625
*Dionex Corp.	1,950	230,061
#*Dynacq Healthcare, Inc.	300	669
*Edwards Lifesciences Corp.	12,306	1,037,273

1432

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Eli Lilly & Co.	99,275	$3,451,792
*Emergency Medical Services Corp. Class A	2,700	182,250
*Emergent BioSolutions, Inc.	1,466	31,138
Emergent Group, Inc.	1,300	7,917
#*Emeritus Corp.	3,582	68,416
*Endo Pharmaceuticals Holdings, Inc.	13,481	447,839
●*Endo Pharmaceuticals Solutions	8,600	9,460
*Endologix, Inc.	99	577
Ensign Group, Inc.	931	22,493
*Enzon Pharmaceuticals, Inc.	4,617	51,710
*eResearch Technology, Inc.	4,700	30,221
#*Exactech, Inc.	1,400	23,366
*Express Scripts, Inc.	48,808	2,749,355
*Five Star Quality Care, Inc.	2,100	13,146
*Forest Laboratories, Inc.	29,798	961,283
*Furiex Pharmaceuticals, Inc.	833	13,911
*Genomic Health, Inc.	2,821	62,824
*Genoptix, Inc.	1,900	47,424
#*Gen-Probe, Inc.	4,794	301,495
*Gentiva Health Services, Inc.	3,177	73,135
*Genzyme Corp.	26,368	1,934,093
*Gilead Sciences, Inc.	84,300	3,235,434
*Greatbatch, Inc.	2,910	68,530
*Haemonetics Corp.	2,902	172,205
*Halozyme Therapeutics, Inc.	27	180
*Hanger Orthopedic Group, Inc.	2,600	53,430
#*Hansen Medical, Inc.	700	1,127
*Harvard Bioscience, Inc.	4,139	17,632
#*Health Management Associates, Inc.	25,324	230,448
*Health Net, Inc.	7,298	208,212
*HealthSouth Corp.	9,122	206,340
*HealthSpring, Inc.	4,900	148,911
*HealthStream, Inc.	2,809	19,551
*Healthways, Inc.	3,100	37,107
*HeartWare International, Inc.	178	16,556
*Henry Schein, Inc.	9,500	623,770
Hill-Rom Holdings, Inc.	7,105	287,539
#*Hi-Tech Pharmacal Co., Inc.	1,129	25,764
*HMS Holdings Corp.	1,921	123,597
*Hologic, Inc.	28,078	559,314
*Hospira, Inc.	17,214	950,729
#*Human Genome Sciences, Inc.	18,100	439,106
*Humana, Inc.	15,900	921,723
*ICU Medical, Inc.	1,350	52,731
*Idenix Pharmaceuticals, Inc.	3,088	13,711
*Idera Pharmaceuticals, Inc.	3,093	8,722
*IDEXX Laboratories, Inc.	5,800	415,860
#*Illumina, Inc.	12,546	869,940
*Immucor, Inc.	6,656	131,589
*Impax Laboratories, Inc.	2,740	63,623
#*Incyte Corp.	11,302	166,591
*Infinity Pharmaceuticals, Inc.	2,446	13,844
*Insulet Corp.	2,512	42,779
*Integra LifeSciences Holdings Corp.	2,600	120,588
*IntegraMed America, Inc.	1,494	14,253
#*InterMune, Inc.	4,687	175,153
#*Intuitive Surgical, Inc.	3,738	1,207,038
Invacare Corp.	3,000	82,920
*IPC The Hospitalist Co.	1,900	70,547
*IRIS International, Inc.	2,045	20,225
*ISTA Pharmaceuticals, Inc.	2,153	12,208

1433

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Jazz Pharmaceuticals, Inc.	3,100	$69,316
Johnson & Johnson	284,021	16,975,935
*Kendle International, Inc.	1,300	14,768
*Kensey Nash Corp.	800	19,360
*Kindred Healthcare, Inc.	4,200	78,582
*Kinetic Concepts, Inc.	5,800	267,554
*King Pharmaceuticals, Inc.	25,640	365,114
*K-V Pharmaceutical Co.	300	483
#*Laboratory Corp. of America Holdings	10,100	908,091
Landauer, Inc.	1,220	70,821
*Lannet Co., Inc.	1,787	9,346
*LCA-Vision, Inc.	3,050	20,648
*LeMaitre Vascular, Inc.	1,000	7,020
*LHC Group, Inc.	2,363	62,856
*Life Technologies Corp.	18,073	981,183
*LifePoint Hospitals, Inc.	4,944	174,029
Lincare Holdings, Inc.	9,108	246,371
*Luminex Corp.	4,029	68,412
*Magellan Health Services, Inc.	3,665	177,423
*Martek Biosciences Corp.	3,448	108,302
Masimo Corp.	5,690	170,558
*Matrixx Initiatives, Inc.	1,300	10,387
Maxygen, Inc.	3,953	15,693
McKesson Corp.	25,800	1,939,386
*MedAssets, Inc.	3,200	62,816
*MedCath Corp.	1,848	24,745
*Medco Health Solutions, Inc.	42,745	2,608,300
*Medical Action Industries, Inc.	2,396	19,408
*Medicines Co. (The)	1,500	23,520
*MediciNova, Inc.	740	3,693
Medicis Pharmaceutical Corp. Class A	5,317	135,211
*Medidata Solutions, Inc.	722	18,014
*Medivation, Inc.	693	9,757
*Mednax, Inc.	4,664	308,524
MedQuist, Inc.	1,800	16,776
MEDTOX Scientific, Inc.	977	13,160
Medtronic, Inc.	108,504	4,157,873
Merck & Co., Inc.	318,253	10,556,452
*Merge Healthcare, Inc.	5,633	24,109
Meridian Bioscience, Inc.	4,275	93,794
*Merit Medical Systems, Inc.	3,211	47,426
#*Metabolix, Inc.	1,404	12,425
#*Metropolitan Health Networks, Inc.	4,425	20,266
*Mettler Toledo International, Inc.	3,245	484,122
*Molina Healthcare, Inc.	662	20,297
*MWI Veterinary Supply, Inc.	1,200	74,592
*Mylan, Inc.	41,450	959,982
*Myrexis, Inc.	3,247	12,761
*Myriad Genetics, Inc.	9,300	185,628
*Nabi Biopharmaceuticals	3,870	21,672
*Nanosphere, Inc.	2,000	7,320
National Healthcare Corp.	1,100	48,697
National Research Corp.	200	6,020
*Natus Medical, Inc.	3,695	55,647
#*Nektar Therapeutics	1,269	14,225
*Neogen Corp.	2,879	103,529
*Neurocrine Biosciences, Inc.	2,000	14,760
*NovaMed, Inc.	1,287	16,834
*NPS Pharmaceuticals, Inc.	5,995	59,980
*NuVasive, Inc.	3,900	108,986
*NxStage Medical, Inc.	5,192	124,816

1434

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Obagi Medical Products, Inc.	2,252	$23,916
Omnicare, Inc.	11,440	296,525
*Omnicell, Inc.	2,600	36,231
#*Onyx Pharmaceuticals, Inc.	6,300	222,296
*OraSure Technologies, Inc.	6,438	41,654
Owens & Minor, Inc.	6,000	177,180
*Pain Therapeutics, Inc.	5,300	32,807
*Palomar Medical Technologies, Inc.	1,396	20,745
*Par Pharmaceutical Cos., Inc.	4,600	164,312
*Parexel International Corp.	5,425	125,914
Patterson Cos., Inc.	9,800	323,988
*PDI, Inc.	1,874	15,133
PDL BioPharma, Inc.	14,616	72,203
PerkinElmer, Inc.	12,800	327,424
Perrigo Co.	9,276	674,736
Pfizer, Inc.	817,703	14,898,549
Pharmaceutical Products Development Service, Inc.	10,900	317,626
*Pharmasset, Inc.	3,200	155,072
*PharMerica Corp.	2,600	29,406
*Progenics Pharmaceuticals, Inc.	2,600	14,521
*ProPhase Labs, Inc.	450	634
*Providence Service Corp.	1,854	26,382
#*PSS World Medical, Inc.	5,600	133,448
Quality Systems, Inc.	2,000	159,680
Quest Diagnostics, Inc.	15,234	867,576
*Questcor Pharmaceuticals, Inc.	3,610	55,811
#*Quidel Corp.	2,300	31,234
*Regeneration Technologies, Inc.	5,098	13,663
#*Regeneron Pharmaceuticals, Inc.	6,300	212,184
*RehabCare Group, Inc.	2,500	61,400
*Repligen Corp.	3,600	18,612
#*ResMed, Inc.	15,500	488,095
*Rigel Pharmaceuticals, Inc.	5,583	37,546
*Rochester Medical Corp.	1,592	17,011
*Rockwell Medical Technologies, Inc.	493	4,614
#*Salix Pharmaceuticals, Ltd.	6,200	254,014
#*Sangamo BioSciences, Inc.	863	6,611
*Santarus, Inc.	4,400	14,366
*SciClone Pharmaceuticals, Inc.	4,400	17,248
#*Sirona Dental Systems, Inc.	4,275	187,288
*Skilled Healthcare Group, Inc.	2,400	25,776
*SonoSite, Inc.	1,652	55,441
*Spectranetics Corp.	4,200	19,320
*St. Jude Medical, Inc.	32,155	1,302,278
Steris Corp.	6,200	215,884
*Strategic Diagnostics, Inc.	2,577	5,334
#Stryker Corp.	28,950	1,666,362
*Sucampo Pharmaceuticals, Inc.	900	3,888
*Sun Healthcare Group, Inc.	1,366	17,068
#*Sunrise Senior Living, Inc.	3,900	31,200
*SuperGen, Inc.	5,837	17,569
*SurModics, Inc.	1,100	12,980
*Symmetry Medical, Inc.	3,300	31,581
*Synovis Life Technologies, Inc.	1,397	20,934
#*Targacept, Inc.	2,689	69,269
Techne Corp.	3,433	236,705
Teleflex, Inc.	4,020	230,426
*Tenet Healthcare Corp.	47,800	317,870
#*Theravance, Inc.	6,800	143,072
*Thermo Fisher Scientific, Inc.	40,750	2,333,752
*Thoratec Corp.	6,400	150,976

1435

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*TomoTherapy, Inc.	4,646	$15,518
*TranS1, Inc.	2,100	7,245
*Transcend Services, Inc.	800	14,744
*Transcept Pharmaceuticals, Inc.	1,128	9,362
*Triple-S Management Corp.	2,900	53,534
*U.S. Physical Therapy, Inc.	902	17,138
#*United Therapeutics Corp.	5,600	380,688
UnitedHealth Group, Inc.	114,655	4,706,588
Universal American Corp.	8,200	165,558
Universal Health Services, Inc.	8,600	362,060
Utah Medical Products, Inc.	276	7,507
#*Varian Medical Systems, Inc.	11,800	797,326
*Vascular Solutions, Inc.	2,700	28,566
*VCA Antech, Inc.	8,100	185,652
#*Vertex Pharmaceuticals, Inc.	20,343	791,139
*Viropharma, Inc.	7,500	123,000
*Vital Images, Inc.	2,220	29,504
*Waters Corp.	9,000	687,510
*Watson Pharmaceuticals, Inc.	11,500	626,980
*WellCare Health Plans, Inc.	3,400	101,660
*WellPoint, Inc.	40,705	2,528,595
West Pharmaceutical Services, Inc.	3,695	147,763
*Wright Medical Group, Inc.	3,195	47,478
*XenoPort, Inc.	865	6,816
Young Innovations, Inc.	1,000	30,020
*Zimmer Holdings, Inc.	19,680	1,164,269
*Zoll Medical Corp.	1,200	49,620

Total Health Care		156,336,359

Industrials — (11.2%)
*3D Systems Corp.	1,401	39,985
3M Co.	66,023	5,804,742
A.O. Smith Corp.	3,450	147,694
*A.T. Cross Co.	845	8,230
#*A123 Systems, Inc.	3,740	33,884
AAON, Inc.	2,050	55,207
*AAR Corp.	4,715	126,315
ABM Industries, Inc.	4,678	120,225
*Acacia Technologies Group	3,410	83,204
*ACCO Brands Corp.	5,418	44,482
Aceto Corp.	1,500	12,915
Actuant Corp. Class A	5,600	155,288
Acuity Brands, Inc.	4,282	236,366
Administaff, Inc.	2,599	73,604
*Advisory Board Co. (The)	1,800	89,028
*Aecom Technology Corp.	10,600	310,262
*Aerovironment, Inc.	1,600	45,120
*AGCO Corp.	9,000	456,300
*Air Transport Services Group, Inc.	1,756	12,994
Aircastle, Ltd.	5,800	61,596
#*AirTran Holdings, Inc.	5,406	39,950
Alamo Group, Inc.	789	20,475
*Alaska Air Group, Inc.	2,816	166,820
Albany International Corp.	2,000	45,100
Alexander & Baldwin, Inc.	3,730	149,648
#Allegiant Travel Co.	900	41,886
#*Alliant Techsystems, Inc.	3,650	276,524
*Altra Holdings, Inc.	1,089	22,771
*Amerco, Inc.	2,107	191,758
*American Railcar Industries, Inc.	1,606	30,466
*American Reprographics Co.	5,000	40,350

1436

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
American Science & Engineering, Inc.	1,100	$95,700
#*American Superconductor Corp.	746	20,343
American Woodmark Corp.	1,214	22,641
Ameron International Corp.	1,000	68,970
Ametek, Inc.	15,750	642,285
Ampco-Pittsburgh Corp.	1,064	26,504
*AMR Corp.	32,800	231,240
*APAC Customer Services, Inc.	5,195	28,624
Apogee Enterprises, Inc.	3,000	38,370
Applied Industrial Technologies, Inc.	2,463	77,979
Applied Signal Technologies, Inc.	1,500	57,015
*Argan, Inc.	1,600	14,832
Arkansas Best Corp.	3,000	76,650
Armstrong World Industries, Inc.	1,900	77,159
#*ArvinMeritor, Inc.	9,200	201,112
*Astec Industries, Inc.	2,360	71,036
*Astronics Corp.	102	2,356
*Atlas Air Worldwide Holdings, Inc.	810	41,156
Avery Dennison Corp.	8,101	340,971
#*Avis Budget Group, Inc.	8,200	113,488
AZZ, Inc.	1,630	65,347
*Babcock & Wilcox Co. (The)	11,610	339,592
Badger Meter, Inc.	1,600	65,584
*Baker (Michael) Corp.	800	24,288
Barnes Group, Inc.	5,809	115,134
Barrett Business Services, Inc.	1,157	17,031
*BE Aerospace, Inc.	9,300	359,817
*Beacon Roofing Supply, Inc.	5,790	105,146
Belden, Inc.	4,700	163,372
*Blount International, Inc.	4,200	63,042
*BlueLinx Holdings, Inc.	2,002	7,267
Boeing Co. (The)	70,857	4,923,144
Brady Co. Class A	4,590	150,322
Briggs & Stratton Corp.	4,900	97,853
Brink’s Co. (The)	4,894	132,138
*BTU International, Inc.	600	6,888
Bucyrus International, Inc.	7,700	698,852
*Builders FirstSource, Inc.	357	793
C.H. Robinson Worldwide, Inc.	17,200	1,325,948
*CAI International, Inc.	900	17,136
Carlisle Cos., Inc.	6,900	260,199
Cascade Corp.	1,095	51,542
*Casella Waste Systems, Inc.	925	7,418
Caterpillar, Inc.	65,509	6,355,028
#*CBIZ, Inc.	7,900	54,984
CDI Corp.	1,100	17,666
*CECO Environmental Corp.	670	3,718
*Celadon Group, Inc.	2,769	40,566
*Ceradyne, Inc.	2,710	96,015
*Chart Industries, Inc.	3,900	141,648
Chase Corp.	1,500	23,100
Cintas Corp.	13,630	382,458
CIRCOR International, Inc.	1,580	63,816
CLAROC, Inc.	4,900	211,582
*Clean Harbors, Inc.	2,300	207,092
*Colfax Corp.	1,300	24,232
*Columbus McKinnon Corp.	2,000	33,740
Comfort Systems USA, Inc.	5,229	66,565
*Command Security Corp.	1,631	3,066
*Commercial Vehicle Group, Inc.	2,700	43,578
*Consolidated Graphics, Inc.	700	35,035

1437

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Con-way, Inc.	4,723	$160,676
Cooper Industries P.L.C.	15,981	978,996
#*Copart, Inc.	8,041	315,609
Corporate Executive Board Co.	3,488	135,544
#*Corrections Corp. of America	11,900	295,239
#*CoStar Group, Inc.	2,156	121,340
Courier Corp.	1,460	20,696
Covanta Holding Corp.	12,535	212,092
*Covenant Transportation Group, Inc.	100	897
*CPI Aerostructures, Inc.	541	6,432
*CRA International, Inc.	1,100	26,708
Crane Co.	5,100	226,491
CSX Corp.	37,900	2,675,740
Cubic Corp.	1,236	60,255
Cummins, Inc.	19,600	2,075,248
Curtiss-Wright Corp.	4,800	166,560
Danaher Corp.	55,195	2,542,282
Deere & Co.	43,526	3,956,513
*Delta Air Lines, Inc.	74,062	864,304
Deluxe Corp.	5,100	124,695
*DigitalGlobe, Inc.	2,600	79,846
*Dollar Thrifty Automotive Group, Inc.	2,400	116,448
Donaldson Co., Inc.	7,300	427,780
Dover Corp.	19,380	1,242,258
Ducommun, Inc.	1,100	24,156
Dun & Bradstreet Corp. (The)	5,291	449,470
*DXP Enterprises, Inc.	1,614	35,153
*Dycom Industries, Inc.	3,734	60,005
*Dynamex, Inc.	890	22,152
Dynamic Materials Corp.	900	17,775
#*Eagle Bulk Shipping, Inc.	4,700	19,223
Eastern Co.	600	11,394
Eaton Corp.	16,720	1,805,091
*EMCOR Group, Inc.	6,800	205,904
Emerson Electric Co.	75,336	4,435,784
Encore Wire Corp.	2,625	58,918
#*Energy Conversion Devices, Inc.	3,300	13,464
*Energy Recovery, Inc.	2,000	6,840
EnergySolutions, Inc.	10,900	64,528
#*EnerNOC, Inc.	1,180	30,704
*EnerSys	5,000	164,100
Ennis, Inc.	3,000	49,890
*EnPro Industries, Inc.	1,500	62,265
Equifax, Inc.	13,079	467,182
ESCO Technologies, Inc.	2,486	90,192
*Esterline Technologies Corp.	3,100	220,658
#*Excel Maritime Carriers, Ltd.	4,897	22,183
Expeditors International of Washington, Inc.	21,936	1,111,497
*Exponent, Inc.	1,600	58,752
#Fastenal Co.	13,669	793,622
Federal Signal Corp.	5,347	37,215
FedEx Corp.	29,073	2,625,873
*Flow International Corp.	1,679	6,296
Flowserve Corp.	5,800	724,942
Fluor Corp.	18,430	1,275,172
Forward Air Corp.	3,046	85,014
*Franklin Covey Co.	1,500	11,745
Franklin Electric Co., Inc.	2,922	120,036
Freightcar America, Inc.	1,200	34,224
#*FTI Consulting, Inc.	4,826	176,004
*Fuel Tech, Inc.	1,700	13,617

1438

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Furmanite Corp.	2,500	$19,050
G & K Services, Inc. Class A	1,900	59,527
Gardner Denver Machinery, Inc.	5,200	375,128
GATX Corp.	4,600	152,950
#*Genco Shipping & Trading, Ltd.	2,800	32,368
*Gencor Industries, Inc.	400	3,152
#*GenCorp, Inc.	8,470	43,451
*General Cable Corp.	4,500	166,545
General Dynamics Corp.	32,385	2,441,829
General Electric Co.	1,098,291	22,119,581
*Genesee & Wyoming, Inc.	3,920	202,860
*Genpact, Ltd.	5,301	80,204
*GEO Group, Inc. (The)	7,755	184,336
*GeoEye, Inc.	1,926	76,886
#*Gibraltar Industries, Inc.	3,140	34,634
Goodrich Corp.	12,600	1,141,812
Gorman-Rupp Co. (The)	1,563	49,672
*GP Strategies Corp.	1,842	18,217
Graco, Inc.	5,725	243,198
*Graftech International, Ltd.	12,200	256,200
Graham Corp.	1,800	41,760
Granite Construction, Inc.	4,300	111,112
Great Lakes Dredge & Dock Corp.	6,976	57,971
*Greenbrier Cos., Inc.	1,200	28,404
*Griffon Corp.	5,806	67,582
*H&E Equipment Services, Inc.	3,900	45,318
Hardinge, Inc.	700	6,125
Harsco Corp.	7,288	235,184
*Hawaiian Holdings, Inc.	4,792	35,413
Healthcare Services Group, Inc.	7,618	120,669
Heartland Express, Inc.	5,426	86,952
#HEICO Corp.	875	45,754
HEICO Corp. Class A	2,406	91,813
Heidrick & Struggles International, Inc.	1,861	49,856
Herman Miller, Inc.	5,553	133,994
#*Hertz Global Holdings, Inc.	25,400	373,634
*Hexcel Corp.	8,970	170,609
*Hill International, Inc.	4,200	27,300
HNI Corp.	3,473	105,371
*Hoku Corp.	1,382	3,441
Honeywell International, Inc.	75,392	4,222,706
Horizon Lines, Inc.	4,400	21,780
Houston Wire & Cable Co.	2,097	27,366
*Hub Group, Inc. Class A	3,214	111,783
Hubbell, Inc. Class B	5,742	351,640
*Hudson Highland Group, Inc.	3,600	19,872
*Hurco Cos., Inc.	883	22,455
*Huron Consulting Group, Inc.	1,650	42,256
*ICF International, Inc.	1,750	42,184
*Identive Group, Inc.	1,092	2,828
IDEX Corp.	8,975	355,948
*IHS, Inc.	4,554	373,246
*II-VI, Inc.	3,748	185,076
Illinois Tool Works, Inc.	43,298	2,316,010
#*Innerworkings, Inc.	5,800	36,540
*Innovative Solutions & Support, Inc.	1,906	11,055
*Insituform Technologies, Inc.	4,000	110,040
Insteel Industries, Inc.	2,000	22,840
*Integrated Electrical Services, Inc.	707	2,665
Interface, Inc. Class A	5,100	82,875
*Interline Brands, Inc.	3,492	74,135

1439

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
International Shipholding Corp.	637	$15,963
Intersections, Inc.	2,400	23,664
Iron Mountain, Inc.	19,588	477,751
ITT Industries, Inc.	18,000	1,060,560
J.B. Hunt Transport Services, Inc.	10,200	418,200
*Jacobs Engineering Group, Inc.	12,300	631,851
#*JetBlue Airways Corp.	26,500	159,000
John Bean Technologies Corp.	3,100	55,955
Joy Global, Inc.	10,425	908,852
*Kadant, Inc.	900	19,044
Kaman Corp. Class A	2,316	68,171
*Kansas City Southern	10,000	499,800
Kaydon Corp.	3,790	146,711
KBR, Inc.	17,390	558,219
*Kelly Services, Inc. Class A	2,711	53,339
Kennametal, Inc.	7,500	304,500
*Key Technology, Inc.	844	13,994
*Kforce, Inc.	3,187	56,984
Kimball International, Inc. Class B	2,500	16,838
*Kirby Corp.	5,150	240,711
Knight Transportation, Inc.	7,406	141,158
Knoll, Inc.	4,500	75,330
*Korn/Ferry International	5,170	120,978
L-3 Communications Holdings, Inc.	11,419	893,537
*LaBarge, Inc.	1,681	23,467
*Ladish Co., Inc.	2,000	107,080
Landstar System, Inc.	4,810	199,278
Lawson Products, Inc.	649	15,167
*Layne Christensen Co.	1,700	53,686
Lennox International, Inc.	4,660	228,992
Lincoln Electric Holdings, Inc.	4,146	280,767
#Lindsay Corp.	1,000	65,080
*LMI Aerospace, Inc.	698	13,070
Lockheed Martin Corp.	31,138	2,478,585
LSI Industries, Inc.	2,400	17,856
*Lydall, Inc.	600	4,800
*M&F Worldwide Corp.	1,676	40,442
#Manitowoc Co., Inc. (The)	10,200	136,986
Manpower, Inc.	8,363	539,999
Marten Transport, Ltd.	2,239	47,713
#Masco Corp.	33,368	444,462
*MasTec, Inc.	8,158	124,165
*McDermott International, Inc.	23,420	486,668
McGrath Rentcorp	2,686	67,795
*Metalico, Inc.	5,606	31,113
Met-Pro Corp.	1,935	20,995
*MFRI, Inc.	1,091	11,881
*Middleby Corp.	1,800	147,258
Miller Industries, Inc.	1,376	20,998
Mine Safety Appliances Co.	3,895	121,446
*Mistras Group, Inc.	475	6,788
#*Mobile Mini, Inc.	4,138	84,581
#*Monster Worldwide, Inc.	12,900	214,785
*Moog, Inc.	3,995	170,347
MSC Industrial Direct Co., Inc. Class A	4,600	273,378
Mueller Industries, Inc.	4,400	143,880
Mueller Water Products, Inc.	12,110	48,440
Multi-Color Corp.	1,486	24,697
NACCO Industries, Inc. Class A	533	53,433
National Presto Industries, Inc.	737	94,351
National Technical Systems, Inc.	1,200	9,048

1440

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Navigant Consulting, Inc.	4,323	$44,051
*Navistar International Corp.	6,960	451,356
Nordson Corp.	3,137	289,576
Norfolk Southern Corp.	36,595	2,239,248
Northrop Grumman Corp.	28,628	1,983,920
*Northwest Pipe Co.	1,100	24,057
*Ocean Power Technologies, Inc.	300	1,632
*Old Dominion Freight Line, Inc.	5,325	171,305
*Omega Flex, Inc.	1,202	15,614
*On Assignment, Inc.	4,296	33,938
*Orbital Sciences Corp.	6,400	109,184
*Orion Marine Group, Inc.	2,500	29,300
*Oshkosh Corp.	9,100	344,981
*Owens Corning, Inc.	11,159	373,492
*P.A.M. Transportation Services, Inc.	492	5,678
PACCAR, Inc.	35,614	2,011,835
Pall Corp.	12,600	698,166
Parker Hannifin Corp.	16,640	1,487,782
*Park-Ohio Holdings Corp.	1,300	26,728
Pentair, Inc.	10,700	387,019
*Pike Electric Corp.	2,597	21,477
*Pinnacle Airlines Corp.	800	5,768
#Pitney Bowes, Inc.	19,838	481,667
#*PMFG, Inc.	400	6,552
*Polypore International, Inc.	5,100	245,565
*Powell Industries, Inc.	700	26,537
*PowerSecure International, Inc.	2,600	19,032
Precision Castparts Corp.	14,010	2,003,290
*PRGX Global, Inc.	2,100	13,104
Primoris Services Corp.	362	2,972
*Quality Distribution, Inc.	2,800	25,732
Quanex Building Products Corp.	1,631	31,788
*Quanta Services, Inc.	20,113	477,281
R. R. Donnelley & Sons Co.	19,580	346,958
*RailAmerica, Inc.	1,237	15,425
Raven Industries, Inc.	1,804	85,221
Raytheon Co.	37,155	1,857,378
*RBC Bearings, Inc.	1,740	60,500
*RCM Technologies, Inc.	395	1,805
Regal-Beloit Corp.	3,564	237,861
#*Republic Airways Holdings, Inc.	3,058	19,632
Republic Services, Inc.	39,724	1,225,088
Resources Connection, Inc.	3,800	76,152
Robbins & Myers, Inc.	3,725	154,699
Robert Half International, Inc.	14,550	456,288
Rockwell Automation, Inc.	14,220	1,151,962
Rockwell Collins, Inc.	16,000	1,026,240
Rollins, Inc.	8,589	163,105
Roper Industries, Inc.	9,300	722,517
*Rush Enterprises, Inc. Class A	3,300	62,931
Ryder System, Inc.	5,850	281,268
*Saia, Inc.	1,550	22,180
*Sauer-Danfoss, Inc.	1,000	28,650
Schawk, Inc.	2,653	48,391
*School Specialty, Inc.	1,749	22,824
*SFN Group, Inc.	4,600	44,528
*Shaw Group, Inc.	8,600	324,822
SIFCO Industries, Inc.	100	1,621
Simpson Manufacturing Co., Inc.	3,979	118,375
SkyWest, Inc.	4,138	62,277
*SL Industries, Inc.	856	15,819

1441

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Southwest Airlines Co.	76,013	$900,754
*Sparton Corp.	400	3,416
*Spire Corp.	1,300	6,552
*Spirit Aerosystems Holdings, Inc.	10,200	240,924
SPX Corp.	5,600	438,928
*Standard Parking Corp.	1,343	24,161
Standard Register Co.	1,800	5,760
Standex International Corp.	1,920	64,032
Steelcase, Inc. Class A	6,100	62,342
#*Stericycle, Inc.	8,600	675,014
*Sterling Construction Co., Inc.	1,200	15,432
Sun Hydraulics, Inc.	1,690	63,003
*SunPower Corp. Class B	3,998	52,774
Superior Uniform Group, Inc.	162	1,704
*SYKES Enterprises, Inc.	4,500	87,660
TAL International Group, Inc.	600	18,738
*Taser International, Inc.	5,800	24,302
*Team, Inc.	1,692	43,248
*Tecumseh Products Co. Class A	900	10,872
*Teledyne Technologies, Inc.	3,500	165,585
Tennant Co.	1,788	72,128
*Terex Corp.	10,100	327,543
*Tetra Tech, Inc.	5,900	136,556
Textainer Group Holdings, Ltd.	3,800	117,800
Textron, Inc.	26,700	701,943
*Thomas & Betts Corp.	5,500	282,645
Timken Co.	10,020	471,140
Titan International, Inc.	3,598	68,362
*Titan Machinery, Inc.	2,100	50,883
Todd Shipyards Corp.	700	15,568
Toro Co.	3,540	215,303
#Towers Watson & Co.	4,950	269,924
*Trailer Bridge, Inc.	1,126	4,268
*TransDigm Group, Inc.	5,100	395,148
*TRC Cos., Inc.	3,000	10,590
Tredegar Industries, Inc.	3,454	64,624
*Trex Co., Inc.	1,800	41,904
*TriMas Corp.	4,700	89,488
Trinity Industries, Inc.	8,400	234,276
Triumph Group, Inc.	1,961	188,315
*TrueBlue, Inc.	4,918	83,901
Tutor Perini Corp.	2,790	63,361
Twin Disc, Inc.	1,800	58,626
Tyco International, Ltd.	50,498	2,263,825
*U.S. Home Systems, Inc.	848	3,977
*Ultralife Corp.	2,100	14,427
UniFirst Corp.	1,740	97,022
Union Pacific Corp.	50,825	4,809,570
#*United Continental Holdings, Inc.	32,423	823,544
United Parcel Service, Inc.	71,955	5,153,417
*United Rentals, Inc.	6,800	181,220
*United Stationers, Inc.	2,686	167,284
United Technologies Corp.	88,670	7,208,871
Universal Forest Products, Inc.	1,950	71,565
*Universal Truckload Services, Inc.	1,088	16,211
*URS Corp.	8,903	395,738
#*US Airways Group, Inc.	16,583	164,503
US Ecology, Inc.	2,200	37,092
*USA Truck, Inc.	1,235	14,820
*USG Corp.	8,800	142,736
UTi Worldwide, Inc.	8,800	192,720

1442

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Valmont Industries, Inc.	2,100	$195,174
*Verisk Analytics, Inc. Class A	11,887	402,137
*Versar, Inc.	1,500	5,130
Viad Corp.	1,350	31,766
Vicor Corp.	4,135	60,909
Virco Manufacturing Corp.	1,718	5,240
*Vishay Precision Group, Inc.	1,210	22,446
*Volt Information Sciences, Inc.	2,100	14,427
VSE Corp.	800	23,928
#W.W. Grainger, Inc.	5,900	775,673
Wabtec Corp.	4,860	263,412
Waste Connections, Inc.	12,075	349,813
Waste Management, Inc.	46,492	1,760,652
#Watsco, Inc. Class A	2,500	156,800
Watts Water Technologies, Inc.	3,070	110,428
*WCA Waste Corp.	2,500	12,300
#Werner Enterprises, Inc.	5,492	135,378
*WESCO International, Inc.	4,462	250,095
*Willis Lease Finance Corp.	400	5,284
#Woodward, Inc.	6,200	209,095

Total Industrials		168,169,070

Information Technology — (18.2%)
Accenture P.L.C. Class A	66,330	3,414,005
*ACI Worldwide, Inc.	3,900	103,311
*Acme Packet, Inc.	6,500	349,570
Activision Blizzard, Inc.	56,134	633,753
*Actuate Corp.	5,359	29,742
*Acxiom Corp.	5,329	91,819
*ADDvantage Technologies Group, Inc.	400	1,188
*Adobe Systems, Inc.	51,158	1,690,772
#Adtran, Inc.	5,200	213,876
*Advanced Analogic Technologies, Inc.	5,128	20,409
*Advanced Energy Industries, Inc.	4,259	65,780
#*Advanced Micro Devices, Inc.	57,148	447,469
*Advent Software, Inc.	3,854	113,924
*Agilent Technologies, Inc.	35,700	1,493,331
*Agilysys, Inc.	2,000	11,460
*Akamai Technologies, Inc.	18,800	908,416
#*Alliance Data Systems Corp.	5,400	381,996
Altera Corp.	31,810	1,195,102
*Amdocs, Ltd.	19,411	565,637
American Software, Inc. Class A	2,776	18,377
*Amkor Technology, Inc.	10,900	88,726
Amphenol Corp.	17,400	962,916
*Amtech Systems, Inc.	700	17,927
*Anadigics, Inc.	8,617	58,854
Analog Devices, Inc.	30,400	1,180,432
*Anaren, Inc.	1,739	35,719
Anixter International, Inc.	3,513	222,268
*Ansys, Inc.	8,992	471,630
*AOL, Inc.	11,162	262,530
*Apple, Inc.	90,060	30,559,159
Applied Materials, Inc.	136,379	2,139,787
*Applied Micro Circuits Corp.	8,159	80,285
*Ariba, Inc.	8,600	241,574
*Arris Group, Inc.	12,650	157,872
*Arrow Electronics, Inc.	12,374	467,737
#*Aruba Networks, Inc.	8,900	191,795
*Atheros Communications, Inc.	7,060	314,805
*Atmel Corp.	46,843	634,254

1443

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*ATMI, Inc.	3,222	$66,373
*Autodesk, Inc.	22,400	911,232
Automatic Data Processing, Inc.	47,825	2,290,818
*Aviat Networks, Inc.	6,079	31,550
*Avid Technology, Inc.	3,971	66,117
*Avnet, Inc.	15,383	547,942
AVX Corp.	6,688	104,868
*Aware, Inc.	2,752	10,320
*AXT, Inc.	2,829	30,638
Bel Fuse, Inc. Class B	1,298	28,309
*Benchmark Electronics, Inc.	4,988	94,722
*BigBand Networks, Inc.	6,604	17,501
Black Box Corp.	2,047	72,034
Blackbaud, Inc.	3,996	105,055
#*Blackboard, Inc.	2,900	112,694
*Blue Coat Systems, Inc.	3,500	100,835
*BMC Software, Inc.	18,095	863,132
*Bottomline Technologies, Inc.	2,019	46,296
*Brightpoint, Inc.	6,483	58,833
Broadcom Corp.	47,250	2,130,502
Broadridge Financial Solutions, Inc.	14,230	325,725
*Brocade Communications Systems, Inc.	40,529	228,584
*Brooks Automation, Inc.	4,641	54,485
CA, Inc.	40,130	955,094
*Cabot Microelectronics Corp.	2,700	121,797
*CACI International, Inc.	3,035	168,412
*Cadence Design Systems, Inc.	26,000	225,680
*CalAmp Corp.	709	2,255
*Cardtronics, Inc.	3,500	59,815
*Cascade Microtech, Inc.	1,242	7,638
Cass Information Systems, Inc.	925	33,531
*CEVA, Inc.	2,500	60,425
*Checkpoint Systems, Inc.	4,385	90,638
*Ciber, Inc.	5,000	22,800
*Ciena Corp.	1,000	22,030
*Cirrus Logic, Inc.	7,408	155,790
*Cisco Sytems, Inc.	553,000	11,695,950
*Citrix Systems, Inc.	19,100	1,206,738
#*Clearwire Corp. Class A	9,900	52,371
Cognex Corp.	3,680	115,331
*Cognizant Technology Solutions Corp.	31,490	2,297,196
*Cogo Group, Inc.	2,200	19,272
*Coherent, Inc.	1,900	101,745
Cohu, Inc.	1,500	22,410
Communications Systems, Inc.	1,155	17,256
*CommVault Systems, Inc.	4,405	136,070
*Compellent Technologies, Inc.	2,167	60,091
Computer Sciences Corp.	16,200	863,298
*Computer Task Group, Inc.	400	4,732
*Compuware Corp.	22,529	241,511
*comScore, Inc.	2,200	52,712
Comtech Telecommunications Corp.	2,516	70,599
*Concur Technologies, Inc.	4,700	239,841
#*Constant Contact, Inc.	1,199	33,560
*Convergys Corp.	13,000	185,120
CoreLogic, Inc.	9,349	187,447
Corning, Inc.	161,324	3,583,006
*CPI International, Inc.	2,100	40,740
*Cray, Inc.	4,250	31,769
#*Cree, Inc.	10,250	517,522
*CSG Systems International, Inc.	3,600	70,020

1444

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#CTC Media, Inc.	4,600	$101,706
CTS Corp.	800	9,072
*CyberOptics Corp.	1,199	11,438
*Cymer, Inc.	3,000	145,770
*Cypress Semiconductor Corp.	16,538	358,048
Daktronics, Inc.	3,790	57,873
*Datalink Corp.	2,266	14,502
DDi Corp.	2,858	32,195
#*DealerTrack Holdings, Inc.	4,579	90,504
*Dell, Inc.	175,863	2,314,357
*Deltek, Inc.	2,271	16,147
*DemandTec, Inc.	2,562	30,872
*DG FastChannel, Inc.	2,200	60,302
*Dice Holdings, Inc.	4,800	62,688
Diebold, Inc.	6,300	193,158
*Digi International, Inc.	2,040	21,604
*Digimarc Corp.	922	27,669
#*Digital River, Inc.	3,500	111,090
*Diodes, Inc.	3,050	78,507
*Dolby Laboratories, Inc.	4,760	284,172
*DSP Group, Inc.	3,285	24,605
DST Systems, Inc.	4,000	190,240
*DTS, Inc.	2,000	89,640
*Dynamics Research Corp.	1,200	16,164
Earthlink, Inc.	11,100	94,683
*eBay, Inc.	121,940	3,702,098
#*Ebix, Inc.	4,821	108,714
*EchoStar Corp.	4,501	122,652
*Edgewater Technology, Inc.	1,000	2,330
Electro Rent Corp.	2,590	38,228
*Electro Scientific Industries, Inc.	1,924	32,073
*Electronic Arts, Inc.	33,326	519,552
*Electronics for Imaging, Inc.	5,985	89,655
*eLoyalty Corp.	700	4,823
*EMC Corp.	211,563	5,265,803
*EMS Technologies, Inc.	1,900	34,827
*Emulex Corp.	6,700	76,447
*Entegris, Inc.	8,800	67,320
#*Entropic Communications, Inc.	2,000	21,940
*Epicor Software Corp.	9,000	93,240
EPIQ Systems, Inc.	4,051	52,055
*ePlus, Inc.	1,000	25,840
#*Equinix, Inc.	4,718	417,166
*Euronet Worldwide, Inc.	5,430	99,315
*Exar Corp.	2,919	18,740
*ExlService Holdings, Inc.	1,759	33,527
*Extreme Networks	3,700	12,136
*F5 Networks, Inc.	8,150	883,297
FactSet Research Systems, Inc.	4,550	458,640
#Fair Isaac Corp.	4,050	102,789
*Fairchild Semiconductor International, Inc.	12,759	227,110
*Faro Technologies, Inc.	2,100	63,672
*FEI Co.	5,430	147,968
Fidelity National Information Services, Inc.	28,915	879,883
#*Finisar Corp.	7,300	243,090
#*First Solar, Inc.	5,850	904,293
*Fiserv, Inc.	15,200	938,904
#*FLIR Systems, Inc.	16,200	502,848
*FormFactor, Inc.	6,406	54,771
Forrester Research, Inc.	2,197	78,301
*Fortinet, Inc.	3,900	149,955

1445

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Frequency Electronics, Inc.	798	$5,634
*FSI International, Inc.	3,600	15,048
*Gartner Group, Inc.	8,800	311,696
*Gerber Scientific, Inc.	2,901	22,135
*Global Cash Access, Inc.	8,829	26,928
Global Payments, Inc.	8,401	396,863
*Globecomm Systems, Inc.	2,474	23,404
*Google, Inc.	25,476	15,294,771
*GSE Systems, Inc.	1,745	5,689
*GSI Commerce, Inc.	4,698	108,242
*GSI Technology, Inc.	3,200	29,440
#*GT Solar International, Inc.	7,700	85,046
*GTSI Corp.	200	940
*Hackett Group, Inc.	5,500	19,195
*Harmonic, Inc.	9,800	82,712
#Harris Corp.	13,040	606,882
Heartland Payment Systems, Inc.	2,642	41,744
Hewlett-Packard Co.	226,200	10,335,078
*Hittite Microwave Corp.	2,787	166,607
*Hutchinson Technology, Inc.	1,900	6,289
*Hypercom Corp.	1,800	16,092
*I.D. Systems, Inc.	2,003	8,693
*IAC/InterActiveCorp	10,400	294,216
iGATE Corp.	5,402	83,191
*Imation Corp.	2,440	24,644
Imergent, Inc.	1,526	6,775
*Immersion Corp.	2,190	12,943
*Infinera Corp.	10,000	73,350
#*Informatica Corp.	9,800	454,720
*InfoSpace, Inc.	2,980	24,376
*Ingram Micro, Inc.	16,870	333,014
*Innodata Isogen, Inc.	4,054	11,473
*Insight Enterprises, Inc.	4,020	55,958
*Integral Systems, Inc.	2,600	31,694
*Integrated Device Technology, Inc.	15,566	99,311
*Integrated Silicon Solution, Inc.	3,810	39,700
Intel Corp.	550,670	11,817,378
*Interactive Intelligence, Inc.	1,900	62,187
#*InterDigital, Inc.	4,300	207,045
*Intermec, Inc.	4,663	52,972
*Internap Network Services Corp.	4,500	32,805
International Business Machines Corp.	121,248	19,642,176
*International Rectifier Corp.	6,998	224,146
*Interphase Corp.	490	965
#Intersil Corp. Class A	12,140	183,557
*Intevac, Inc.	2,384	32,780
*IntriCon Corp.	800	3,200
*Intuit, Inc.	30,830	1,446,852
*IPG Photonics Corp.	4,400	152,460
*Iteris, Inc.	600	1,050
*Itron, Inc.	4,100	237,882
*Ixia	5,379	84,612
*IXYS Corp.	3,144	35,622
*j2 Global Communications, Inc.	4,783	132,011
Jabil Circuit, Inc.	21,112	426,674
Jack Henry & Associates, Inc.	8,590	253,920
*JDA Software Group, Inc.	4,149	125,217
#*JDS Uniphase Corp.	20,600	349,582
*Juniper Networks, Inc.	53,580	1,988,890
*Kenexa Corp.	1,623	33,661
Keynote Systems, Inc.	2,200	38,346

1446

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*KIT Digital, Inc.	1,600	$22,048
KLA-Tencor Corp.	16,880	744,070
*Knot, Inc. (The)	4,484	49,683
#*Kopin Corp.	8,696	35,306
*Kulicke & Soffa Industries, Inc.	5,900	57,525
*KVH Industries, Inc.	2,000	24,300
#*L-1 Identity Solutions, Inc.	8,600	102,598
*Lam Research Corp.	12,900	643,581
*Lattice Semiconductor Corp.	12,649	78,803
*Lawson Software, Inc.	17,550	164,970
Lender Processing Services, Inc.	10,111	320,923
*Lexmark International, Inc.	7,034	245,065
*Limelight Networks, Inc.	5,694	35,502
Linear Technology Corp.	22,500	782,775
*Lionbridge Technologies, Inc.	5,000	19,200
*Liquidity Services, Inc.	1,978	28,226
Littlefuse, Inc.	2,018	103,483
*LoJack Corp.	2,400	15,240
*LoopNet, Inc.	3,256	33,439
*Loral Space & Communications, Inc.	2,374	176,792
*LSI Corp.	67,544	418,097
*Magma Design Automation, Inc.	2,900	15,747
*Manhattan Associates, Inc.	2,194	64,745
*ManTech International Corp. Class A	2,440	98,100
Marchex, Inc.	3,183	30,302
*Marvell Technology Group, Ltd.	57,000	1,083,570
MasterCard, Inc. Class A	10,678	2,525,454
Maxim Integrated Products, Inc.	30,260	781,313
Maximus, Inc.	1,900	128,915
*Maxwell Technologies, Inc.	2,670	48,060
*McAfee, Inc.	15,628	748,581
*Measurement Specialties, Inc.	500	13,470
*MEMC Electronic Materials, Inc.	18,920	209,823
*Mentor Graphics Corp.	9,800	124,803
*Mercury Computer Systems, Inc.	2,500	47,200
Mesa Laboratories, Inc.	300	8,625
Methode Electronics, Inc.	4,169	49,278
Micrel, Inc.	5,800	77,662
#Microchip Technology, Inc.	18,760	684,177
*Micron Technology, Inc.	83,574	880,870
*MICROS Systems, Inc.	8,600	393,364
*Microsemi Corp.	7,000	157,430
Microsoft Corp.	797,307	22,105,337
*MicroStrategy, Inc.	700	74,452
*Mindspeed Technologies, Inc.	2,100	14,742
*MIPS Technologies, Inc.	5,600	69,552
*MKS Instruments, Inc.	3,100	89,001
Mocon, Inc.	535	6,885
*ModusLink Global Solutions, Inc.	5,100	31,263
Molex, Inc. Class A	7,690	167,334
*MoneyGram International, Inc.	7,073	17,470
*Monolithic Power Systems, Inc.	3,320	48,704
*Monotype Imaging Holdings, Inc.	4,300	48,310
#*MoSys, Inc.	949	5,504
*Motorola Mobility Holdings, Inc.	27,681	771,469
*Motorola Solutions, Inc.	31,635	1,226,489
*Move, Inc.	100	225
MTS Systems Corp.	1,500	56,122
*Multi-Fineline Electronix, Inc.	1,672	48,321
*Nanometrics, Inc.	897	15,357
National Instruments Corp.	5,070	214,512

1447

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
National Semiconductor Corp.	18,700	$283,492
*NCI, Inc. Class A	1,200	25,200
*NCR Corp.	15,270	250,428
*NetApp, Inc.	37,460	2,050,186
*NETGEAR, Inc.	3,800	131,689
*NetLogic Microsystems, Inc.	5,600	195,216
*NetScout Systems, Inc.	4,708	107,907
#*NetSuite, Inc.	3,500	94,255
*Network Equipment Technologies, Inc.	2,600	12,844
*NeuStar, Inc.	7,100	190,493
*Newport Corp.	2,670	46,858
NIC, Inc.	2,797	28,613
*Novatel Wireless, Inc.	4,993	36,000
*Novell, Inc.	34,000	204,680
*Novellus Systems, Inc.	8,782	316,767
#*Nuance Communications, Inc.	24,206	492,108
*NumereX Corp. Class A	700	6,468
*Nvidia Corp.	57,800	1,382,576
*Occam Networks, Inc.	1,987	16,989
#*Oclaro, Inc.	4,000	55,520
*OmniVision Technologies, Inc.	5,200	134,316
*ON Semiconductor Corp.	44,665	493,548
*Online Resources Corp.	4,610	30,979
*OpenTable, Inc.	643	50,553
*Oplink Communications, Inc.	1,500	37,170
OPNET Technologies, Inc.	2,358	67,415
Optical Cable Corp.	1,300	7,930
Oracle Corp.	415,916	13,321,789
*OSI Systems, Inc.	2,078	78,943
*PAR Technology Corp.	1,750	10,570
*Parametric Technology Corp.	11,060	245,864
Park Electrochemical Corp.	2,544	77,490
Paychex, Inc.	32,850	1,051,200
*PC Connection, Inc.	1,900	16,815
*PC Mall, Inc.	1,968	13,776
*PC-Tel, Inc.	2,700	19,575
*PDF Solutions, Inc.	2,729	15,801
Pegasystems, Inc.	247	8,442
*Perficient, Inc.	2,900	33,901
*Performance Technologies, Inc.	1,257	2,162
*Pericom Semiconductor Corp.	2,935	29,438
*Pervasive Software, Inc.	2,700	14,958
#*Photronics, Inc.	4,200	27,678
*Planar Systems, Inc.	930	2,399
Plantronics, Inc.	4,599	162,805
*Plexus Corp.	4,363	117,976
*PLX Technology, Inc.	3,500	11,252
*PMC - Sierra, Inc.	21,900	171,258
*Polycom, Inc.	8,600	377,110
Power Integrations, Inc.	2,500	92,325
#*Power-One, Inc.	6,500	69,550
*Presstek, Inc.	266	556
●*Price Communications Liquidation Trust	3,605	—
*Progress Software Corp.	6,750	193,320
*PROS Holdings, Inc.	1,082	10,798
*QAD, Inc. Class A	736	6,315
*QAD, Inc. Class B	184	1,623
*QLogic Corp.	9,800	174,538
QUALCOMM, Inc.	165,870	8,978,543
*Qualstar Corp.	300	579
*Quantum Corp.	21,200	57,028

1448

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Quest Software, Inc.	8,528	$220,193
#*Rackspace Hosting, Inc.	8,000	268,080
*Radiant Systems, Inc.	3,908	71,321
*RadiSys Corp.	2,460	20,812
#*Rambus, Inc.	10,584	216,866
*RealNetworks, Inc.	12,200	45,872
*Red Hat, Inc.	18,950	783,014
*Reis, Inc.	1,130	7,740
Renaissance Learning, Inc.	2,032	21,560
*RF Micro Devices, Inc.	25,500	171,360
Richardson Electronics, Ltd.	2,200	28,468
*RightNow Technologies, Inc.	2,400	62,232
*Rimage Corp.	1,691	24,063
#*Riverbed Technology, Inc.	15,200	545,224
*Rofin-Sinar Technologies, Inc.	3,700	144,670
*Rogers Corp.	1,286	55,015
*Rosetta Stone, Inc.	696	13,092
#*Rovi Corp.	10,613	655,459
#*Rubicon Technology, Inc.	787	14,174
*Rudolph Technologies, Inc.	2,537	25,522
*S1 Corp.	7,700	49,588
*Saba Software, Inc.	3,400	22,134
*SAIC, Inc.	36,600	606,462
*Salesforce.com, Inc.	12,350	1,594,879
*Sandisk Corp.	23,720	1,076,176
Sapient Corp.	12,399	148,168
*SAVVIS, Inc.	5,160	158,773
*ScanSource, Inc.	2,584	93,567
*SeaChange International, Inc.	4,800	39,744
*Seagate Technology	49,380	691,320
*Semtech Corp.	7,320	159,832
*ShoreTel, Inc.	4,940	37,445
*Sigma Designs, Inc.	2,500	34,825
*Silicon Graphics International Corp.	2,152	21,348
*Silicon Image, Inc.	5,600	38,416
*Silicon Laboratories, Inc.	4,120	183,258
#*Skyworks Solutions, Inc.	18,521	588,412
#*Smart Modular Technologies (WWH), Inc.	4,400	29,744
*Smith Micro Software, Inc.	3,600	45,432
Solera Holdings, Inc.	6,892	360,658
*Sonic Solutions, Inc.	2,052	29,928
*Sonus Networks, Inc.	12,900	35,475
*Sourcefire, Inc.	2,700	66,447
*Spansion, Inc. Class A	3,465	68,884
*Spark Networks, Inc.	1,760	5,333
*Spectrum Control, Inc.	2,000	26,520
*SRA International, Inc.	4,500	120,060
*SRS Labs, Inc.	2,843	28,800
Stamps.com, Inc.	1,943	24,715
*Standard Microsystems Corp.	2,342	56,325
*StarTek, Inc.	2,385	13,118
#*STEC, Inc.	5,527	113,248
#*Stratasys, Inc.	2,463	81,353
*SuccessFactors, Inc.	5,043	146,852
#*SunPower Corp. Class A	5,200	69,888
*Super Micro Computer, Inc.	1,989	27,995
*Supertex, Inc.	1,500	34,365
*Support.com, Inc.	5,150	28,531
Sycamore Networks, Inc.	3,928	81,938
*Symantec Corp.	79,715	1,403,781
*Symmetricom, Inc.	5,609	34,832

1449

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Synaptics, Inc.	3,300	$93,918
*Synchronoss Technologies, Inc.	1,806	51,399
*SYNNEX Corp.	3,320	110,855
*Synopsys, Inc.	15,629	424,015
Syntel, Inc.	3,400	189,618
*Take-Two Interactive Software, Inc.	6,500	81,088
*Taleo Corp.	2,973	87,585
*Tech Data Corp.	5,300	248,623
*TechTarget, Inc.	3,253	23,910
*Tekelec	8,300	95,242
*TeleCommunication Systems, Inc.	4,200	17,178
*TeleTech Holdings, Inc.	2,200	47,102
Tellabs, Inc.	37,363	198,024
*Teradata Corp.	17,185	738,783
#*Teradyne, Inc.	16,100	268,548
#*Terremark Worldwide, Inc.	5,500	104,170
Tessco Technologies, Inc.	1,314	15,137
*Tessera Technologies, Inc.	3,900	67,548
Texas Instruments, Inc.	125,330	4,249,940
*THQ, Inc.	7,619	44,266
*TIBCO Software, Inc.	20,000	439,600
*Tier Technologies, Inc.	2,100	12,159
*TNS, Inc.	2,000	35,360
*Tollgrade Communications, Inc.	1,200	11,136
Total System Services, Inc.	18,883	328,753
*Travelzoo, Inc.	1,041	48,927
*Trimble Navigation, Ltd.	12,247	564,342
*Triquint Semiconductor, Inc.	17,700	232,932
*TTM Technologies, Inc.	4,100	65,190
#*Tyler Technologies, Inc.	3,644	75,613
#*Ultimate Software Group, Inc.	2,331	113,287
*Ultra Clean Holdings, Inc.	1,400	17,500
*Ultratech, Inc.	2,200	49,577
*Unisys Corp.	4,500	127,485
United Online, Inc.	9,350	66,104
*Universal Display Corp.	4,358	147,475
*UTStarcom, Inc.	9,600	20,160
*ValueClick, Inc.	8,200	114,882
*Varian Semiconductor Equipment Associates, Inc.	7,197	319,907
#*Veeco Instruments, Inc.	3,900	168,714
*VeriFone Systems, Inc.	8,900	355,466
VeriSign, Inc.	18,532	623,602
*Viasat, Inc.	3,700	160,562
*Viasystems Group, Inc.	187	3,783
*Vicon Industries, Inc.	900	4,320
*Video Display Corp.	1,359	5,164
#Virnetx Holding Corp.	3,500	44,100
*Virtusa Corp.	2,157	34,728
#Visa, Inc.	50,298	3,513,315
#*Vishay Intertechnology, Inc.	16,942	279,543
*VistaPrint NV	3,805	192,685
*VMware, Inc. Class A	9,842	841,688
*Vocus, Inc.	1,100	28,523
#*Volterra Semiconductor Corp.	1,900	47,215
Wayside Technology Group, Inc.	252	3,049
*Web.com Group, Inc.	2,905	27,307
*WebMD Health Corp.	5,354	279,907
*Websense, Inc.	3,636	69,666
*Western Digital Corp.	22,500	765,450
Western Union Co. (The)	67,195	1,362,715
*Wright Express Corp.	3,640	172,245

1450

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Xerox Corp.	143,455	$1,523,492
#Xilinx, Inc.	26,530	854,266
*X-Rite, Inc.	500	2,230
*Yahoo!, Inc.	128,049	2,064,150
*Zebra Technologies Corp. Class A	5,280	205,392
*Zix Corp.	6,500	29,250
*Zoran Corp.	4,700	44,603
*Zygo Corp.	165	1,795

Total Information Technology		274,500,785

Materials — (4.2%)
A. Schulman, Inc.	3,518	75,109
*A.M. Castle & Co.	1,388	21,778
*AEP Industries, Inc.	800	22,152
Air Products & Chemicals, Inc.	22,001	1,919,587
Airgas, Inc.	8,500	532,695
#AK Steel Holding Corp.	10,900	173,310
Albemarle Corp.	8,800	494,208
Alcoa, Inc.	106,038	1,757,050
Allegheny Technologies, Inc.	9,221	601,117
*Allied Nevada Gold Corp.	7,400	195,656
AMCOL International Corp.	2,861	85,601
*American Pacific Corp.	300	1,842
American Vanguard Corp.	2,950	24,456
AptarGroup, Inc.	7,000	336,420
*Arabian American Development Co.	700	3,150
Arch Chemicals, Inc.	2,400	86,976
Ashland, Inc.	7,707	447,468
Balchem Corp.	3,412	114,831
Ball Corp.	8,721	620,325
Bemis Co., Inc.	9,991	325,207
#Boise, Inc.	4,725	42,478
*Brush Engineered Materials, Inc.	2,140	74,857
Buckeye Technologies, Inc.	3,300	83,028
Cabot Corp.	5,800	250,850
*Calgon Carbon Corp.	5,700	81,282
*Capital Gold Corp.	4,200	20,118
Carpenter Technology Corp.	4,100	168,715
Celanese Corp. Class A	16,030	665,085
*Century Aluminum Co.	4,840	71,971
CF Industries Holdings, Inc.	6,823	921,378
*Clearwater Paper Corp.	900	71,172
Cliffs Natural Resources, Inc.	14,000	1,196,440
*Coeur d’Alene Mines Corp.	8,700	203,406
Commercial Metals Co.	10,600	177,232
Compass Minerals International, Inc.	3,100	284,797
*Contango ORE, Inc.	170	1,615
*Core Molding Technologies, Inc.	389	2,388
*Crown Holdings, Inc.	16,124	537,897
Cytec Industries, Inc.	5,200	283,608
Deltic Timber Corp.	1,300	77,987
Domtar Corp.	3,900	342,927
Dow Chemical Co. (The)	119,325	4,233,651
E.I. du Pont de Nemours & Co.	94,260	4,777,097
Eagle Materials, Inc.	4,719	136,851
Eastman Chemical Co.	7,500	696,450
Ecolab, Inc.	23,857	1,185,454
*Ferro Corp.	7,000	107,940
FMC Corp.	7,000	532,420
Freeport-McMoRan Copper & Gold, Inc. Class B	48,280	5,250,450
Friedman Industries, Inc.	1,199	10,383

1451

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*General Moly, Inc.	6,400	$32,576
*Georgia Gulf Corp.	2,576	68,599
Globe Specialty Metals, Inc.	614	11,273
*Golden Minerals, Co.	900	17,640
*Graphic Packaging Holding Co.	14,415	68,471
Greif, Inc. Class A	2,500	157,625
H.B. Fuller Co.	4,800	109,392
Hawkins, Inc.	888	34,872
Haynes International, Inc.	1,800	87,696
*Headwaters, Inc.	7,000	36,820
#*Hecla Mining Co.	24,200	217,800
*Horsehead Holding Corp.	3,700	47,027
Huntsman Corp.	19,246	335,073
Innophos Holdings, Inc.	2,800	92,876
*Innospec, Inc.	2,351	47,302
International Flavors & Fragrances, Inc.	8,030	458,112
International Paper Co.	43,100	1,244,728
#*Intrepid Potash, Inc.	5,200	187,928
Kaiser Aluminum Corp.	1,600	76,336
*KapStone Paper & Packaging Corp.	1,000	17,030
KMG Chemicals, Inc.	1,500	25,545
Koppers Holdings, Inc.	1,700	65,416
Kronos Worldwide, Inc.	5,583	244,703
*Landec Corp.	3,992	24,990
Limoneira Co.	60	1,350
*Louisiana-Pacific Corp.	11,400	114,456
*LSB Industries, Inc.	1,900	57,228
Lubrizol Corp.	6,800	730,728
#Martin Marietta Materials, Inc.	4,700	392,450
MeadWestavco Corp.	17,697	506,665
*Mercer International, Inc.	2,413	20,631
Minerals Technologies, Inc.	1,600	100,832
Monsanto Co.	54,970	4,033,699
Mosaic Co. (The)	16,057	1,301,259
Myers Industries, Inc.	3,866	35,335
Nalco Holding Co.	13,633	415,261
NewMarket Corp.	1,212	153,754
Newmont Mining Corp.	48,860	2,690,720
NL Industries, Inc.	5,704	76,148
*Northern Technologies International Corp.	300	4,530
#Nucor Corp.	32,680	1,500,339
Olin Corp.	8,155	158,778
Olympic Steel, Inc.	1,600	43,792
*OM Group, Inc.	3,200	115,776
*Omnova Solutions, Inc.	3,300	23,199
*Owens-Illinois, Inc.	13,200	389,268
P.H. Glatfelter Co.	5,000	60,150
Packaging Corp. of America	10,100	285,325
*Penford Corp.	1,928	11,394
*PolyOne Corp.	12,400	163,060
PPG Industries, Inc.	17,035	1,435,710
Praxair, Inc.	30,156	2,805,714
Quaker Chemical Corp.	900	34,542
Reliance Steel & Aluminum Co.	7,700	402,633
#Rock-Tenn Co. Class A	4,012	267,801
*Rockwood Holdings, Inc.	7,780	315,790
*Royal Gold, Inc.	4,600	213,440
RPM International, Inc.	14,000	328,020
*RTI International Metals, Inc.	2,700	78,003
Schnitzer Steel Industries, Inc. Class A	2,724	168,071
Schweitzer-Maudoit International, Inc.	2,340	140,306

1452

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Scotts Miracle-Gro Co. Class A (The)	4,760	$245,949
Sealed Air Corp.	15,177	405,074
*Senomyx, Inc.	3,301	19,641
Sensient Technologies Corp.	6,202	210,310
#Sherwin-Williams Co.	9,000	762,570
Sigma-Aldrich Corp.	12,100	770,165
Silgan Holdings, Inc.	5,200	194,116
*Solutia, Inc.	12,300	288,066
Sonoco Products Co.	10,972	390,055
Southern Copper Corp.	31,609	1,416,715
*Spartech Corp.	2,300	19,205
Steel Dynamics, Inc.	21,700	394,940
*Stillwater Mining Co.	9,500	205,960
#*STR Holdings, Inc.	1,412	25,811
Synalloy Corp.	1,037	12,496
Temple-Inland, Inc.	11,100	266,289
Texas Industries, Inc.	2,500	99,325
*Titanium Metals Corp.	8,423	158,774
*U.S. Gold Corp.	8,900	56,960
*United States Lime & Minerals, Inc.	353	14,042
#United States Steel Corp.	14,700	847,749
*Universal Stainless & Alloy Products, Inc.	300	9,600
Valhi, Inc.	10,794	222,788
Valspar Corp.	10,400	388,648
#Vulcan Materials Co.	12,183	518,508
#Walter Energy, Inc.	5,300	690,431
Wausau Paper Corp.	5,223	44,761
Westlake Chemical Corp.	4,430	171,530
#Weyerhaeuser Co.	32,353	749,943
Worthington Industries, Inc.	3,400	64,600
*WR Grace & Co.	7,500	266,175
Zep, Inc.	2,526	45,645
*Zoltek Cos., Inc.	3,824	42,752

Total Materials		63,634,445

Other — (0.0%)
*GAMCO Investors, Inc. Debentures	11	7
●*MAIR Holdings, Inc. Escrow Shares	700	—
●*Petrocorp, Inc. Escrow Shares	100	6

Total Other		13

Telecommunication Services — (2.6%)
AboveNet, Inc.	1,200	71,472
Alaska Communications Systems Group, Inc.	4,053	37,288
*American Tower Corp.	40,804	2,075,291
*Arbinet Corp.	725	6,815
AT&T, Inc.	611,080	16,816,922
Atlantic Tele-Network, Inc.	1,364	50,945
*Cbeyond, Inc.	2,162	31,673
#CenturyLink, Inc.	31,334	1,354,882
*Cincinnati Bell, Inc.	21,600	61,560
*Cogent Communications Group, Inc.	2,089	28,494
Consolidated Communications Holdings, Inc.	3,313	58,806
*Crown Castle International Corp.	29,600	1,248,232
*FiberTower Corp.	3,200	11,840
Frontier Communications Corp.	99,249	910,113
*General Communications, Inc. Class A	4,600	55,706
#*Global Crossing, Ltd.	4,208	56,093
HickoryTech Corp.	2,100	21,189
*Hughes Communications, Inc.	517	31,547
IDT Corp. Class B	1,000	23,030

1453

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Iridium Communications, Inc.	1,333	$10,237
*Leap Wireless International, Inc.	7,025	98,210
*MetroPCS Communications, Inc.	21,144	273,392
*Neutral Tandem, Inc.	2,700	40,824
*NII Holdings, Inc.	17,252	724,239
NTELOS Holdings Corp.	4,000	80,640
*PAETEC Holding Corp.	9,400	37,130
*Premiere Global Services, Inc.	5,500	34,265
Qwest Communications International, Inc.	168,560	1,201,833
#*SBA Communications Corp.	11,200	456,960
Shenandoah Telecommunications Co.	1,830	30,616
*Sprint Nextel Corp.	292,119	1,320,378
*SureWest Communications	2,098	22,994
Telephone & Data Systems, Inc.	4,800	171,600
Telephone & Data Systems, Inc. Special Shares	4,700	144,854
*tw telecom, Inc.	13,500	231,525
*United States Cellular Corp.	4,307	209,923
USA Mobility, Inc.	3,500	59,780
Verizon Communications, Inc	281,271	10,018,873
Windstream Corp.	49,197	630,214
*Xeta Corp.	1,100	3,740

Total Telecommunication Services		38,754,125

Utilities — (3.4%)
*AES Corp.	68,393	848,073
AGL Resources, Inc.	7,800	286,260
Allegheny Energy, Inc.	16,900	435,682
ALLETE, Inc.	3,100	114,421
Alliant Energy Corp.	11,500	427,340
Ameren Corp	24,800	703,576
American Electric Power Co., Inc.	49,578	1,768,943
American States Water Co.	1,900	64,600
American Water Works Co., Inc.	17,800	453,900
#Aqua America, Inc.	13,967	322,917
Artesian Resources Corp.	471	8,958
Atmos Energy Corp.	9,030	294,378
Avista Corp.	5,712	129,377
Black Hills Corp.	3,500	108,535
California Water Service Group	1,914	69,861
#*Calpine Corp.	39,712	566,690
CenterPoint Energy, Inc.	41,700	673,455
Central Vermont Public Service Corp.	1,249	26,816
CH Energy Group, Inc.	1,800	87,498
Chesapeake Utilities Corp.	1,000	39,100
Cleco Corp.	6,582	205,753
CMS Energy Corp.	23,700	462,150
Connecticut Water Services, Inc.	500	12,235
Consolidated Edison, Inc.	29,232	1,458,969
Constellation Energy Group, Inc.	19,625	632,906
Delta Natural Gas Co., Inc.	360	11,736
Dominion Resources, Inc.	59,003	2,568,991
DPL, Inc.	11,653	305,076
DTE Energy Co.	16,400	758,664
Duke Energy Corp.	129,088	2,308,093
Edison International, Inc.	32,300	1,171,844
*El Paso Electric Co.	4,200	113,190
Empire District Electric Co.	4,170	89,738
Energen Corp.	7,000	391,300
Entergy Corp.	18,910	1,364,735
EQT Corp.	14,542	700,779
Exelon Corp.	68,960	2,931,490

1454

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
#FirstEnergy Corp.	31,400	$1,228,368
Gas Natural, Inc.	850	9,163
*GenOn Energy, Inc.	80,441	333,026
#Great Plains Energy, Inc.	14,200	279,456
#Hawaiian Electric Industries, Inc.	9,600	239,040
IDACORP, Inc.	4,751	177,545
Integrys Energy Group, Inc.	8,307	395,330
ITC Holdings Corp.	4,900	321,930
Laclede Group, Inc.	2,600	98,800
MDU Resources Group, Inc.	18,500	392,755
MGE Energy, Inc.	2,398	97,599
Middlesex Water Co.	1,920	34,138
National Fuel Gas Co.	7,110	485,897
New Jersey Resources Corp.	4,497	188,694
NextEra Energy, Inc.	41,126	2,198,596
Nicor, Inc.	4,400	222,068
NiSource, Inc.	28,812	536,479
Northeast Utilities, Inc.	18,340	603,753
Northwest Natural Gas Co.	2,997	133,546
NorthWestern Corp.	3,600	101,664
*NRG Energy, Inc.	27,100	562,325
NSTAR	10,800	468,504
NV Energy, Inc.	23,000	330,510
OGE Energy Corp.	10,100	463,489
Oneok, Inc.	10,500	618,345
Ormat Technologies, Inc.	3,300	101,508
Otter Tail Corp.	3,601	81,635
Pennichuck Corp.	600	16,860
#Pepco Holdings, Inc.	23,100	428,967
PG&E Corp.	40,128	1,857,124
Piedmont Natural Gas Co.	7,900	221,674
Pinnacle West Capital Corp.	11,415	464,705
PNM Resources, Inc.	8,150	106,194
Portland General Electric Co.	7,707	172,174
#PPL Corp.	49,900	1,286,921
Progress Energy, Inc.	28,450	1,277,974
Public Service Enterprise Group, Inc.	51,891	1,682,825
Questar Corp.	18,500	322,455
RGC Resources, Inc.	100	3,173
#SCANA Corp.	9,620	406,637
Sempra Energy	23,700	1,234,059
SJW Corp.	2,556	62,469
South Jersey Industries, Inc.	3,300	172,392
Southern Co.	86,530	3,255,259
Southwest Gas Corp.	4,835	180,055
TECO Energy, Inc.	21,500	395,815
UGI Corp.	11,600	363,660
UIL Holdings Corp.	3,333	100,623
Unisource Energy Corp.	3,800	136,078
Unitil Corp.	800	17,600
Vectren Corp.	8,200	217,218
#Westar Energy, Inc.	11,300	288,150
WGL Holdings, Inc.	5,207	187,764
Wisconsin Energy Corp.	12,000	723,480
Xcel Energy, Inc.	47,055	1,109,086
York Water Co.	1,100	18,557

Total Utilities		50,332,140

TOTAL COMMON STOCKS		1,407,369,146

RIGHTS/WARRANTS — (0.0%)
*Celgene Corp. Contingent Value Rights	1,104	2,616

1455

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
●*Contra Pharmacopeia Contingent Value Rights	361	$—
●*Emergent Biosolutions, Inc. Contingent Value Rights	800	—

TOTAL RIGHTS/WARRANTS		2,616

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	8,004,909	8,004,909

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund	90,286,682	90,286,682
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $713,408 FNMA 6.000%, 10/01/39, valued at $552,558) to be repurchased at $536,467	$536	536,464

TOTAL SECURITIES LENDING COLLATERAL		90,823,146

TOTAL INVESTMENTS — (100.0%)
(Cost $1,013,906,530)##		$1,506,199,817

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$161,732,104	—	—	$161,732,104
Consumer Staples	128,934,493	—	—	128,934,493
Energy	168,650,004	—	—	168,650,004
Financials	196,325,608	—	—	196,325,608
Health Care	156,326,899	$9,460	—	156,336,359
Industrials	168,169,070	—	—	168,169,070
Information Technology	274,500,785	—	—	274,500,785
Materials	63,634,445	—	—	63,634,445
Other	7	6	—	13
Telecommunication Services	38,754,125	—	—	38,754,125
Utilities	50,332,140	—	—	50,332,140
Rights/Warrants	2,616	—	—	2,616
Temporary Cash Investments	8,004,909	—	—	8,004,909
Securities Lending Collateral	—	90,823,146	—	90,823,146

TOTAL	$1,415,367,205	$90,832,612	—	$1,506,199,817

See accompanying Notes to Schedules of Investments.

1456

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At January 31, 2011, the Trust consisted of twelve investment portfolios, of which ten (the “Series”) are included in this document.

Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange,

1457

demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Series did not have any significant transfers between Level 1 and Level 2 during the quarter ended January 31, 2011.

Financial Instruments

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2011.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented

1458

in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2011, the Series had no outstanding futures contracts.

Federal Tax Cost

At January 31, 2011, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series	$7,568,729,062
The DFA International Value Series	6,497,985,806
The Japanese Small Company Series	1,612,988,822
The Asia Pacific Small Company Series	920,271,171
The United Kingdom Small Company Series	1,001,108,302
The Continental Small Company Series	2,148,831,815
The Emerging Markets Series	1,354,698,057
The Emerging Markets Small Cap Series	1,450,250,839
The Tax-Managed U.S. Marketwide Value Series	2,548,189,693
The Tax-Managed U.S. Equity Series	1,014,362,986

Other

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that the following subsequent event requires recognition or disclosure in the Schedules of Investments.

Prior to February 28, 2011, the Tax-Managed U.S. Equity Portfolio operated as a Feeder Portfolio in a master/feeder structure, and the Tax-Managed U.S. Equity Portfolio invested all of its assets in The Tax-Managed U.S. Equity Series. Effective February 28, 2011, the Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

1459

A class action complaint (the “Complaint”) has been filed in the bankruptcy case of the Tribune Company (the “Tribune”) in the United States Bankruptcy Court for the District of Delaware. The Complaint is against The U.S. Large Cap Value Series and all other Tribune shareholders as a group, which includes hundreds of mutual funds, institutional investors and others who sold shares of Tribune in 2007 when the Tribune became private in a leveraged buyout transaction (the “LBO Transaction”). The U.S. Large Cap Value Series, and all shareholders who participated in the LBO Transaction, received cash in the amount of $34 per share. The Complaint alleges that this transfer violated the rights of creditors and that the cash paid to shareholders in connection with the LBO Transaction should be paid back to the Tribune’s bankruptcy estate and used to pay creditors.

Litigation counsel to The U.S. Large Cap Value Series does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the lawsuit or quantify the potential ultimate exposure to The U.S. Large Cap Value Series. However, even if the plaintiff in the lawsuit were to obtain the recovery it seeks, the amount would be less than 1% of The U.S. Large Cap Value Series’ net asset value at this time. The U.S. Large Cap Value Series’ litigation counsel does not believe at this time that recovery of the full amount the plaintiff seeks is a likely outcome.

Since The U.S. Large Cap Value Series cannot predict with reasonable specificity what the actual outcome of the lawsuit may be or what the size of The U.S. Large Cap Value Series might be at the time the outcome of the lawsuit may be determined, no deduction from the net asset value of The U.S. Large Cap Value Series will be made at this time. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no deduction relating to the lawsuit. The attorneys’ fees and costs relating to the lawsuit will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

1460

DIMENSIONAL EMERGING MARKETS VALUE FUND

1461

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.4%)
BRAZIL — (7.3%)
Banco ABC Brasil SA	647,946	$5,247,471
Banco Alfa de Investimento SA	97,200	442,574
Banco Daycoval SA	558,550	4,104,645
Banco do Brasil SA	165,559	2,955,719
Banco Industrial e Comercial SA	1,218,000	8,914,245
Banco Panamericano SA	1,150,400	2,939,923
Banco Pine SA	296,900	2,473,944
Banco Santander Brasil SA	219,225	2,542,139
Banco Santander Brasil SA ADR	10,051,545	116,597,922
Banco Sofisa SA	694,800	2,100,718
Bematech SA	452,500	2,331,789
*BHG SA - Brazil Hospitality Group	810	8,333
BM&F Bovespa SA	22,558,150	157,654,667
*BR Malls Participacoes SA	4,378,854	39,928,361
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	8,441,712	4,608,391
BRF - Brasil Foods SA	739,298	12,129,818
#BRF - Brasil Foods SA ADR	2,898,191	48,254,880
Brookfield Incorporacoes SA	3,310,800	15,253,573
Camargo Correa Desenvolvimento Imobiliario SA	720,700	3,208,011
Cia Providencia Industria e Comercio SA	299,950	1,322,555
Cosan SA Industria e Comercio	1,937,900	30,260,978
CR2 Empreendimentos Imobiliarios SA	87,800	383,972
Cremer SA	293,270	2,894,083
Duratex SA	1,904,344	18,278,595
Embraer SA ADR	1,235,461	40,770,213
Eternit SA	666,723	4,503,615
Even Construtora e Incorporadora SA	1,422,651	6,742,220
EZ Tec Empreendimentos e Participacoes SA	878,300	7,097,214
*Fertilizantes Heringer SA	252,000	1,170,089
*Fibria Celulose SA	238,671	3,683,977
#*Fibria Celulose SA Sponsored ADR	2,444,493	37,425,188
Financeira Alfa SA Credito Financiamento e Investimentos	36,400	82,104
Gafisa SA	3,540,876	21,687,719
#Gafisa SA ADR	336,554	4,213,656
*General Shopping Brasil SA	377,630	2,718,474
*Gerdau SA	1,792,300	17,525,715
*Globex Utilidades SA	45,131	595,628
Grendene SA	1,199,745	6,607,072
Guararapes Confeccoes SA	21,950	1,058,688
Helbor Empreendimentos SA	46,900	548,637
*IdeiasNet SA	832,130	1,951,845
Iguatemi Empresa de Shopping Centers SA	358,760	7,747,899
Industrias Romi SA	626,500	4,566,409
*Inepar SA Industria e Construcoes	13,900	41,693
*Inpar SA	2,493,625	4,831,824
JBS SA	8,069,415	30,497,204
JHSF Participacoes SA	1,590,600	3,091,601
*Kepler Weber SA	4,157,400	847,965
*Kroton Educacional SA	410,836	5,712,936
*Log-in Logistica Intermodal SA	778,700	4,437,836
M Dias Branco SA	164,300	3,636,984
*Magnesita Refratarios SA	1,772,806	10,177,722
*Mahle-Metal Leve SA Industria e Comercio	4,000	108,594
Marfrig Alimentos SA	1,722,925	13,932,649
Metalfrio Solutions SA	100,200	775,416
*Minerva SA	712,125	2,798,176
*MPX Energia SA	386,000	6,395,705
*Multiplan Empreendimentos Imobiliarios SA	256,869	4,929,506

1462

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Obrascon Huarte Lain Brasil SA	263,100	$9,129,070
Parana Banco SA	116,200	899,235
*Paranapanema SA	2,179,978	6,748,065
Petroleo Brasileiro SA	293,800	5,296,314
#Petroleo Brasileiro SA ADR	4,974,392	182,709,418
*Plascar Participacoes Industriais SA	1,198,400	2,372,429
Porto Seguro SA	455,430	7,103,500
Positivo Informatica SA	75,382	428,248
Profarma Distribuidora de Produtos Farmaceuticos SA	115,825	1,007,506
Rodobens Negocios Imobiliarios SA	252,901	2,554,877
Rossi Residencial SA	1,583,200	12,451,334
Santos Brasil Participacoes SA	29,100	432,062
Sao Carlos Empreendimentos e Participacoes SA	78,600	1,001,980
Sao Martinho SA	607,186	8,741,992
SLC Agricola SA	170,825	2,028,031
Springs Global Participacoes SA	401,759	1,270,146
Sul America SA	1,401,285	15,475,963
Tecnisa SA	50,354	302,073
Trisul SA	119,261	446,437
Triunfo Participacoes e Investimentos SA	125,300	695,297
Universo Online SA	455,300	3,960,437
Usinas Siderurgicas de Minas Gerais SA	2,197,000	32,936,219

TOTAL BRAZIL		1,045,740,112

CHILE — (2.2%)
Almendral SA	1,120,749	137,078
Banco de Credito e Inversiones SA Series A	131,142	8,780,977
Besalco SA	86,593	174,249
Cementos Bio-Bio SA	665,307	1,831,247
Cencosud SA	3,680,515	24,818,340
Cia Cervecerias Unidas SA	20,000	217,272
Cia General de Electricidad SA	891,089	5,255,802
*Cia Sud Americana de Vapores SA	12,141,710	13,065,907
Cintac SA	153,487	123,882
*Corpbanca SA	1,070,453,239	17,645,199
Corpbanca SA ADR	400	31,908
Cristalerias de Chile SA	264,624	3,313,276
CTI Cia Tecno Industrial SA	488,163	31,470
Embotelladora Andina SA Series A ADR	29,985	749,625
Empresas CMPC SA	1,512,741	74,763,592
Empresas Copec SA	2,027,911	34,768,266
*Empresas Iansa SA	43,801,768	6,193,164
*Empresas La Polar SA	1,086,276	6,662,658
Enersis SA	31,903,095	13,213,507
#Enersis SA Sponsored ADR	3,017,368	62,640,560
Gasco SA	155,648	959,915
Grupo Security SA	610,661	278,033
Industrias Forestales SA	3,436,382	839,183
Inversiones Aguas Metropolitanas SA	3,619,083	5,578,721
Madeco SA	49,034,820	2,943,916
*Masisa SA	36,930,742	5,655,784
Minera Valparaiso SA	7,500	273,179
Parque Arauco SA	1,761,407	3,743,719
*PAZ Corp. SA	1,504,162	1,777,476
Ripley Corp. SA	3,713,785	4,611,488
Salfacorp SA	472,731	1,643,601
Sociedad Quimica y Minera de Chile SA Series A	32,020	1,855,464
Socovesa SA	3,544,408	2,853,424
Sonda SA	107,000	253,660
Soquimic Comercial SA	198,000	97,318
*Vina Concha Y Toro SA	51,102	119,495

1463

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHILE — (Continued)
#Vina Concha Y Toro SA Sponsored ADR	2,846	$131,485
Vina San Pedro Tarapaca SA	57,038,434	524,111

TOTAL CHILE		308,557,951

CHINA — (13.6%)
#Agile Property Holdings, Ltd.	8,038,000	12,054,003
*Aluminum Corp. of China, Ltd.	28,000	27,695
#*Aluminum Corp. of China, Ltd. ADR	287,695	7,120,451
AMVIG Holdings, Ltd.	4,173,100	3,140,583
#Angang Steel Co., Ltd.	11,317,640	16,721,500
Anhui Conch Cement Co., Ltd.	20,000	93,169
Anhui Tianda Oil Pipe Co., Ltd.	1,617,412	726,795
Anton Oilfield Services Group	5,520,000	739,631
#Asia Cement China Holdings Corp.	3,622,000	1,896,031
*AVIC International Holding HK, Ltd.	5,282,000	231,305
Bank of China, Ltd.	676,716,331	353,490,428
#Bank of Communications Co., Ltd.	60,503,335	57,937,823
Baoye Group Co., Ltd.	1,689,120	1,127,342
#Beijing Capital International Airport Co., Ltd.	18,179,599	9,723,305
Beijing Capital Land, Ltd.	8,908,000	2,976,949
*Beijing Development HK, Ltd.	1,501,000	273,309
Beijing Enterprises Holdings, Ltd.	5,811,500	34,190,717
Beijing Jingkelong Co., Ltd.	430,000	593,031
#Beijing North Star Co., Ltd. Series H	6,030,000	1,607,581
Bosideng International Holdings, Ltd.	9,472,000	2,951,330
#*Brilliance China Automotive Holdings, Ltd.	20,112,000	15,198,485
BYD Electronic International Co., Ltd.	9,450,136	6,307,500
C C Land Holdings, Ltd.	273,000	99,934
*Catic Shenzhen Holdings, Ltd.	2,394,000	1,022,998
Central China Real Estate, Ltd.	4,836,000	1,493,263
Centron Telecom International Holdings, Ltd.	3,036,600	710,903
#Chaoda Modern Agriculture Holdings, Ltd.	30,559,412	21,954,976
#China Aerospace International Holdings, Ltd.	25,092,000	3,426,281
#China Agri-Industries Holdings, Ltd.	6,554,000	7,057,277
#China Aoyuan Property Group, Ltd.	11,218,000	2,112,247
China BlueChemical, Ltd.	9,710,878	8,024,790
#*China Chengtong Development Group, Ltd.	3,432,000	207,800
China Citic Bank Corp., Ltd.	77,058,716	50,531,122
China Coal Energy Co., Ltd.	21,853,000	32,234,879
#China Communications Construction Co., Ltd.	43,114,327	35,089,569
China Communications Services Corp., Ltd.	17,616,227	10,867,227
China Construction Bank Corp.	77,940,940	68,981,137
#*China COSCO Holdings Co., Ltd.	2,551,000	2,771,592
#*China Energine International Holdings, Ltd.	3,876,147	309,930
#China Everbright, Ltd.	10,139,869	21,141,237
#*China Grand Forestry Green Resources Group, Ltd.	65,138,000	2,090,453
#China Green Holdings, Ltd.	4,488,800	4,412,868
China Haidian Holdings, Ltd.	16,679,108	2,234,284
China Haisheng Juice Holdings Co., Ltd.	48,000	6,621
#China Huiyuan Juice Group, Ltd.	6,626,483	4,554,938
#China Merchants Holdings International Co., Ltd.	4,226,334	18,290,132
*China Mining Resources Group, Ltd.	35,828,000	793,909
*China Minsheng Banking Corp., Ltd. Series H	7,869,000	6,707,638
#*China Molybdenum Co., Ltd.	1,780,000	1,686,756
China National Materials Co., Ltd.	957,000	823,606
China Nickel Resources Holding Co., Ltd.	5,790,000	1,023,236
*China Oil & Gas Group, Ltd.	4,160,000	450,776
China Oilfield Services, Ltd.	76,000	147,946
China Petroleum & Chemical Corp.	78,146,289	86,473,795
#China Petroleum & Chemical Corp. ADR	789,876	87,060,133
#China Pharmaceutical Group, Ltd.	12,982,000	7,220,036

1464

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*China Properties Group, Ltd.	5,236,000	$1,801,672
*China Qinfa Group, Ltd.	1,592,000	1,008,052
China Railway Construction Corp., Ltd.	19,154,514	23,683,964
#*China Rare Earth Holdings, Ltd.	14,909,000	6,590,955
China Resources Enterprise, Ltd.	6,298,000	24,763,461
China Resources Land, Ltd.	12,597,727	22,798,964
*China Resources Microelectronics, Ltd.	38,770,000	1,951,660
*China Shanshui Cement Group, Ltd.	1,842,000	1,441,145
#*China Shipping Container Lines Co., Ltd.	35,313,700	16,390,235
China Shipping Development Co., Ltd.	12,115,488	14,715,765
*China South City Holdings, Ltd.	54,000	10,225
China State Construction International Holdings, Ltd.	1,442,000	1,426,031
China Sunshine Paper Holdings Co., Ltd.	159,000	43,844
*China Travel International Investment Hong Kong, Ltd.	31,279,631	6,928,268
#China Unicom Hong Kong, Ltd.	2,354,000	3,926,262
#China Unicom Hong Kong, Ltd. ADR	5,943,985	97,837,993
*China Zenith Chemical Group, Ltd.	20,910,077	532,307
#*China Zhongwang Holdings, Ltd.	9,439,354	4,541,850
#*Chongqing Iron & Steel Co., Ltd.	4,876,000	1,307,668
Chongqing Machinery & Electric Co., Ltd.	6,266,000	2,134,302
*CIMC Enric Holdings, Ltd.	138,000	58,625
CITIC Pacific, Ltd.	10,736,000	29,034,056
#*CITIC Resources Holdings, Ltd.	27,078,000	5,671,294
*Clear Media, Ltd.	641,000	417,457
*Coastal Greenland, Ltd.	7,388,000	494,788
COSCO International Holdings, Ltd.	8,728,000	5,199,069
COSCO Pacific, Ltd.	17,800,187	33,297,844
#Coslight Technology International Group, Ltd.	892,000	510,041
Country Garden Holdings Co.	33,140,146	12,380,532
Dachan Food Asia, Ltd.	2,426,000	464,968
Dalian Port PDA Co., Ltd.	14,304,000	5,882,051
Dongyue Group	3,526,000	1,926,204
Dynasty Fine Wines Group, Ltd.	9,252,600	4,301,952
Embry Holdings, Ltd.	600,000	488,046
First Tractor Co., Ltd.	3,036,000	2,881,432
Fosun International, Ltd.	9,881,244	7,770,757
#Franshion Properties China, Ltd.	26,816,580	7,770,470
Fushan International Energy Group, Ltd.	16,838,000	11,423,199
*GCL Poly Energy Holdings, Ltd.	1,063,186	499,826
#*Global Bio-Chem Technology Group Co., Ltd.	34,338,360	5,579,191
*Global Sweeteners Holdings, Ltd.	1,944,350	365,519
Goldbond Group Holdings, Ltd.	2,960,000	156,199
#*Golden Meditech Holdings, Ltd.	5,952,000	1,118,813
Goldlion Holdings, Ltd.	986,000	419,275
#Great Wall Motor Co., Ltd.	8,887,500	14,096,695
#Great Wall Technology Co., Ltd.	5,094,035	2,563,881
Greentown China Holdings, Ltd.	5,575,852	6,391,534
#*Guangshen Railway Co., Ltd.	412,000	168,608
#Guangshen Railway Co., Ltd. Sponsored ADR	424,432	8,666,901
Guangzhou Automobile Group Co., Ltd.	27,145,572	35,055,328
#*Guangzhou Investment Co., Ltd.	65,610,170	15,988,773
Guangzhou Pharmaceutical Co., Ltd.	2,716,000	4,028,480
#Guangzhou R&F Properties Co., Ltd.	9,673,914	14,298,060
GZI Transportation, Ltd.	1,003	568
#Hainan Meilan International Airport Co., Ltd.	1,946,000	2,304,511
Haitian International Holdings, Ltd.	771,000	862,007
Harbin Power Equipment Co., Ltd.	9,165,474	11,588,656
#Heng Tai Consumables Group, Ltd.	26,590,998	4,009,224
#Hidili Industry International Development, Ltd.	7,007,000	6,028,015
#*HKC Holdings, Ltd.	22,759,878	1,276,912
#*Hong Kong Energy Holdings, Ltd.	235,959	16,111

1465

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Honghua Group, Ltd.	11,498,000	$1,553,232
#*Hopson Development Holdings, Ltd.	7,286,000	8,303,415
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	6,467,420	2,084,520
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,438,000	3,327,324
Industrial & Commercial Bank of China, Ltd. Series H	22,286,243	16,679,291
*Inspur International, Ltd.	21,911,713	1,893,755
*Jingwei Textile Machinery Co., Ltd.	844,000	628,986
#Ju Teng International Holdings, Ltd.	8,608,249	4,028,395
*Kai Yuan Holdings, Ltd.	45,560,000	1,526,984
*Kasen International Holdings, Ltd.	1,906,000	359,893
Kingboard Chemical Holdings, Ltd.	5,585,371	31,898,105
Kingboard Laminates Holdings, Ltd.	1,694,000	1,681,615
*Kingway Brewery Holdings, Ltd.	1,950,000	472,217
KWG Property Holding, Ltd.	12,784,000	9,568,702
Lai Fung Holdings, Ltd.	18,746,280	820,408
#Lingbao Gold Co., Ltd.	1,846,000	1,427,998
Lonking Holdings, Ltd.	2,056,000	1,201,001
*Loudong General Nice Resources China Holdings, Ltd.	3,387,000	410,000
#Maanshan Iron & Steel Co., Ltd.	25,288,000	14,212,947
*Media China Corp, Ltd.	43,312,500	188,879
MIN XIN Holdings, Ltd.	1,350,000	669,302
#Mingyuan Medicare Development Co., Ltd.	3,031,900	386,805
*Minmetals Land, Ltd.	11,734,000	2,408,157
#*Minmetals Resources, Ltd.	6,136,000	4,165,769
Minth Group, Ltd.	4,000	6,078
*Nan Hai Corp, Ltd.	30,800,000	229,573
NetDragon Websoft, Inc.	1,419,500	670,476
New World China Land, Ltd.	13,124,400	5,346,974
#Nine Dragons Paper Holdings, Ltd.	4,053,000	5,765,059
#*Oriental Ginza Holdings, Ltd.	1,037,000	185,672
#*PetroAsian Energy Holdings, Ltd.	25,222,084	1,604,064
PetroChina Co., Ltd. ADR	32,000	4,456,640
*PICC Property & Casualty Co., Ltd.	238,000	298,713
#*Poly Hong Kong Investment, Ltd.	15,748,556	14,737,555
*Pou Sheng International Holdings, Ltd.	4,226,529	684,562
#Prosperity International Holdings HK, Ltd.	14,260,000	880,048
Qin Jia Yuan Media Services Co., Ltd.	3,337,450	636,084
Qingling Motors Co., Ltd. Series H	13,160,000	3,825,142
*Qunxing Paper Holdings Co., Ltd.	4,047,071	1,380,755
Regent Manner International, Ltd.	956,000	784,838
#REXLot Holdings, Ltd.	44,456,150	4,867,514
Samson Holding, Ltd.	5,587,452	1,223,170
*Semiconductor Manufacturing International Corp.	94,348,000	7,393,685
*Semiconductor Manufacturing International Corp. ADR	1,316,704	5,082,477
#Shandong Chenming Paper Holdings, Ltd. Series H	3,637,818	3,111,893
Shandong Molong Petroleum Machinery Co., Ltd.	205,013	269,045
*Shandong Xinhua Pharmaceutical Co., Ltd.	728,000	307,335
#Shanghai Forte Land Co., Ltd.	7,427,898	3,226,982
Shanghai Industrial Holdings, Ltd.	8,204,918	32,885,212
*Shanghai Industrial Urban Development Group, Ltd.	9,446,000	3,576,512
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	11,832,000	2,819,967
Shanghai Prime Machinery Co., Ltd.	6,444,000	1,717,154
Shanghai Zendai Property, Ltd.	18,545,000	691,209
Shenzhen International Holdings, Ltd.	56,590,000	5,029,827
Shenzhen Investment, Ltd.	20,784,000	7,380,500
#Shimao Property Holdings, Ltd.	16,589,035	25,331,971
Shougang Concord Century Holdings, Ltd.	7,582,299	801,218
#*Shougang Concord International Enterprises Co., Ltd.	58,024,208	8,617,176
#Shui On Land, Ltd.	27,575,614	13,233,566
Silver Grant International Industries, Ltd.	12,648,000	4,286,882
#SIM Technology Group, Ltd.	9,526,000	1,897,348

1466

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Sino Prosper State Gold Resources Holdings, Ltd.	2,200,000	$112,456
#*Sino Union Energy Investment Group, Ltd.	27,720,000	2,284,531
SinoCom Software Group, Ltd.	1,602,000	179,399
#*Sinofert Holdings, Ltd.	14,070,000	7,867,021
Sinolink Worldwide Holdings, Ltd.	13,574,508	1,991,683
SinoMedia Holding, Ltd.	1,928,139	666,214
#Sino-Ocean Land Holdings, Ltd.	31,037,877	20,672,011
Sinopec Kantons Holdings, Ltd.	9,132,300	5,694,564
#Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	16,487	1,002,245
#Sinotrans Shipping, Ltd.	10,310,416	3,803,919
Sinotrans, Ltd.	27,040,000	7,316,078
#Sinotruk Hong Kong, Ltd.	7,243,835	6,750,877
Skyworth Digital Holdings, Ltd.	12,426,984	7,787,615
#Soho China, Ltd.	20,300,305	16,079,094
#*Solargiga Energy Holdings, Ltd.	1,990,486	463,323
#SPG Land Holdings, Ltd.	2,954,575	1,604,036
#SRE Group, Ltd.	26,578,000	2,674,637
Sunny Optical Technology Group Co., Ltd.	2,100,000	620,403
Tak Sing Alliance Holdings, Ltd.	4,114,391	534,880
TCC International Holdings, Ltd.	2,572,875	991,965
#TCL Multimedia Technology Holdings, Ltd.	6,308,200	2,512,083
Tian An China Investments Co., Ltd.	7,489,000	5,196,419
Tiangong International Co., Ltd.	1,163,000	766,502
#*Tianneng Power International, Ltd.	6,614,280	2,877,565
#Tomson Group, Ltd.	2,739,206	1,133,752
TPV Technology, Ltd.	2,384,496	1,492,754
Travelsky Technology, Ltd.	8,035,000	8,126,354
Truly International Holdings, Ltd.	10,997,500	2,905,716
#*Uni-President China Holdings, Ltd.	405,000	229,096
*United Energy Group, Ltd.	64,000	11,806
#*Wasion Group Holdings, Ltd.	1,026,000	540,421
#Weiqiao Textile Co., Ltd.	4,585,000	4,306,347
Wuyi International Pharmaceutical Co., Ltd.	5,257,500	439,531
Xiamen International Port Co., Ltd.	8,568,000	1,808,765
Xingda International Holdings, Ltd.	4,197,000	4,150,339
#Xinhua Winshare Publishing & Media Co., Ltd.	3,754,000	2,241,479
#Xinjiang Xinxin Mining Industry Co., Ltd.	6,476,000	4,087,914
#Xiwang Sugar Holdings Co., Ltd.	6,188,736	1,761,533
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	125,404	3,659,289
#Yip’s Chemical Holdings, Ltd.	726,000	874,203
#*Zhejiang Glass Co., Ltd.	437,000	139,003
#*Zhong An Real Estate, Ltd.	4,127,800	961,471

TOTAL CHINA		1,944,893,616

CZECH REPUBLIC — (0.3%)
#*Central European Media Enterprises, Ltd.	299,842	5,501,156
CEZ A.S.	738	34,801
Pegas Nonwovens SA	127,862	3,237,274
Telefonica 02 Czech Republic A.S.	869,464	19,856,551
*Unipetrol A.S.	1,411,781	14,702,628

TOTAL CZECH REPUBLIC		43,332,410

HUNGARY — (0.9%)
*Danubius Hotel & Spa NYRT	136,180	2,738,642
Egis Gyogyszergyar NYRT	55,527	5,986,876
*Fotex Holding SE Co., Ltd.	913,849	1,771,201
*MOL Hungarian Oil & Gas P.L.C.	371,643	41,658,789
#*OTP Bank P.L.C.	2,633,742	73,600,006
*PannErgy P.L.C.	200,940	908,006

1467

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
*Tisza Chemical Group P.L.C.	237,913	$4,059,356

TOTAL HUNGARY		130,722,876

INDIA — (8.8%)
3i Infotech, Ltd.	713,804	772,414
Aban Offshore, Ltd.	136,672	2,002,953
ABG Shipyard, Ltd.	244,227	1,860,747
ACC, Ltd.	8,174	176,502
*Adhunik Metaliks, Ltd.	85,376	168,080
Aditya Birla Nuvo, Ltd.	354,483	5,829,198
Ajmera Realty & Infra India, Ltd.	70,083	262,373
Akzo Nobel India, Ltd.	50,729	791,770
Alembic, Ltd.	619,600	925,676
Allahabad Bank, Ltd.	1,091,889	4,844,888
Alok Industries, Ltd.	3,717,329	2,115,638
Amara Raja Batteries, Ltd.	19,579	72,556
Ambuja Cements, Ltd.	5,354,209	14,817,408
Amtek Auto, Ltd.	789,486	2,077,118
Anant Raj Industries, Ltd.	770,220	1,694,996
Andhra Bank	1,230,716	3,743,404
Ansal Properties & Infrastructure, Ltd.	745,994	686,660
Apollo Hospitals Enterprise, Ltd.	367,830	3,939,372
Apollo Tyres, Ltd.	1,676,970	1,886,386
*Arvind Mills, Ltd.	1,526,154	2,146,179
*Ashapura Minechem, Ltd.	1,026	741
Ashok Leyland, Ltd.	6,240,668	8,050,094
Asian Hotels East, Ltd.	1,050	7,399
Asian Hotels, Ltd.	1,050	5,416
Aurobindo Pharma, Ltd.	11,802	305,839
Axis Bank, Ltd.	1,080,231	29,446,560
Bajaj Finance, Ltd.	93,720	1,229,375
Bajaj Hindusthan, Ltd.	838,582	1,506,636
Bajaj Holdings & Investment, Ltd.	309,799	4,923,442
Balkrishna Industries, Ltd.	22,245	60,569
Ballarpur Industries, Ltd.	3,342,396	2,298,666
Balmer Lawrie & Co., Ltd.	52,331	608,468
Balrampur Chini Mills, Ltd.	1,820,136	2,812,657
Bank of Baroda	797,959	15,140,815
*Bank of India	1,492,091	14,336,114
Bank of Maharashtra, Ltd.	1,229,116	1,584,291
*BASF India, Ltd.	1,928	24,149
BEML, Ltd.	133,202	2,512,144
Bengal & Assam Co., Ltd.	9,237	55,897
Bharati Shipyard, Ltd.	121,293	436,897
Bhushan Steel, Ltd.	945,780	8,204,994
Binani Cement, Ltd.	53,117	105,674
*Binani Industries, Ltd.	10,144	49,199
Birla Corp., Ltd.	117,478	823,714
Bl Kashyap & Sons, Ltd.	248,676	140,952
Bombay Rayon Fashions, Ltd.	393,115	2,023,950
Brigade Enterprises, Ltd.	22,619	45,929
*Cairn India, Ltd.	3,309,459	23,740,881
*Canara Bank	1,266,616	16,666,797
Central Bank of India	1,023,602	3,841,410
Century Enka, Ltd.	1,913	7,522
Century Textiles & Industries, Ltd.	152,552	1,098,773
Chambal Fertilizers & Chemicals, Ltd.	1,344,619	2,115,016
City Union Bank, Ltd.	1,222,291	1,125,222
Coromandel International, Ltd.	212,962	1,074,663
Corp. Bank	120,084	1,511,908
*Cranes Software International, Ltd.	127,339	13,315

1468

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Dalmia Bharat Enterprises, Ltd.	159,852	$711,865
Dalmia Cement (Bharat), Ltd.	130,837	80,033
DCM Shriram Consolidated, Ltd.	271,706	265,225
Deepak Fertilizers & Petrochemicals Corp., Ltd.	424,886	1,475,535
Dena Bank	99,442	227,866
*Development Credit Bank, Ltd.	1,868,686	1,947,541
Dhanalakshmi Bank, Ltd.	89,845	186,667
Dishman Pharmaceuticals & Chemicals, Ltd.	111,912	326,481
DLF, Ltd.	3,333,149	16,325,870
Dredging Corp. of India, Ltd	73,436	623,527
E.I.D. - Parry (India), Ltd.	714,424	3,490,864
Edelweiss Capital, Ltd.	816,890	725,393
Eicher Motors, Ltd.	46,001	1,040,133
EIH, Ltd.	600,040	1,390,293
Elder Pharmaceuticals, Ltd.	97,715	802,164
Electrosteel Casings, Ltd.	714,533	545,591
Elgi Equipments, Ltd.	49,490	89,200
Escorts, Ltd.	1,272,669	3,666,255
*Ess Dee Aluminium, Ltd.	2,372	21,245
*Essar Shipping Ports & Logistics, Ltd.	814,167	1,763,776
Essel Propack, Ltd.	633,193	673,397
Everest Kanto Cylinder, Ltd.	453,796	787,931
FAG Bearings (India), Ltd.	500	8,805
FDC, Ltd.	179,858	396,397
Federal Bank, Ltd.	1,487,799	11,828,060
Financial Technologies (India), Ltd.	76,742	1,194,269
Finolex Cables, Ltd.	583,005	611,521
Finolex Industries, Ltd.	695,629	1,316,872
*Firstsource Solutions, Ltd.	462,206	199,547
*Fortis Healthcare, Ltd.	305,567	865,850
*Future Capital Holdings, Ltd.	6,044	20,629
GAIL India, Ltd.	700,109	7,203,138
Gammon India, Ltd.	405,301	1,250,294
*Ganesh Housing Corp., Ltd.	1,552	5,340
Gateway Distriparks, Ltd.	236,888	550,831
Geodesic, Ltd.	441,579	773,339
*Geojit BNP Paribas Financial Services, Ltd.	77,686	44,063
*GIC Housing Finance, Ltd.	62,647	146,847
Gitanjali Gems, Ltd.	513,757	2,249,514
Godawari Power & Ispat, Ltd.	51,305	187,384
Godfrey Phillips India, Ltd.	784	33,693
*Goetze (India), Ltd.	9,195	31,722
Graphite India, Ltd.	424,678	880,114
Grasim Industries, Ltd.	15,142	751,199
Great Eastern Shipping Co., Ltd.	942,893	6,311,277
Great Offshore, Ltd.	154,922	1,014,838
*GTL Infrastructure, Ltd.	691,128	608,606
GTL, Ltd.	350,140	3,168,218
Gujarat Alkalies & Chemicals, Ltd.	421,803	1,133,422
Gujarat Fluorochemicals, Ltd.	222,534	1,259,332
Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,559,415
Gujarat State Fertilizers & Chemicals, Ltd.	445,889	3,286,633
Gulf Oil Corp., Ltd.	194,724	368,733
H.E.G., Ltd.	136,218	605,545
HBL Power Systems, Ltd.	474,970	230,305
HCL Infosystems, Ltd.	598,810	1,423,740
HCL Technologies, Ltd.	224,791	2,425,869
*HeidelbergCement India, Ltd.	596,458	462,103
Hexaware Technologies, Ltd.	1,423,689	3,503,731
Hikal, Ltd.	4,933	34,961
*Hindalco Industries, Ltd.	13,050,819	65,597,389

1469

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Hinduja Global Solutions, Ltd.	65,909	$503,452
Hinduja Ventures, Ltd.	68,545	471,238
Hindustan Construction Co., Ltd.	1,327,794	1,070,725
Hotel Leelaventure, Ltd.	1,357,335	1,189,760
*Housing Development & Infrastructure, Ltd.	1,824,827	5,256,550
*HSIL, Ltd.	25,312	71,154
*ICICI Bank, Ltd.	111,742	2,501,828
ICICI Bank, Ltd. Sponsored ADR	3,332,795	144,443,335
ICSA (India), Ltd.	347,186	914,072
IDBI Bank, Ltd.	2,354,413	7,275,541
*Idea Cellular, Ltd.	5,819,608	8,855,124
IFCI, Ltd.	5,616,930	6,537,271
India Cements, Ltd.	2,016,703	4,353,353
India Infoline, Ltd.	1,801,081	2,992,949
Indiabulls Financial Services, Ltd.	1,877,333	6,452,040
*Indiabulls Real Estate, Ltd.	4,078,238	10,759,697
Indiabulls Securities, Ltd.	6,234	2,627
*Indian Bank	856,433	3,936,548
Indian Hotels Co., Ltd.	3,531,468	6,924,030
Indian Overseas Bank	1,372,975	3,910,912
*Indo Rama Synthetics (India), Ltd.	202,314	282,501
*IndusInd Bank, Ltd.	1,092,668	5,356,741
INEIS ABS India, Ltd.	28,114	230,539
Infotech Enterprises, Ltd.	21,152	76,458
Infrastructure Development Finance Co., Ltd.	5,751,429	18,590,763
ING Vysya Bank, Ltd.	289,910	1,932,672
Ingersoll-Rand India, Ltd.	24,852	232,925
Ipca Laboratories, Ltd.	251,146	1,652,302
ISMT, Ltd.	365,322	423,334
*Ispat Industries, Ltd.	4,828,018	2,587,366
*IVRCL Assets & Holdings, Ltd.	89,922	110,066
IVRCL Infrastructures & Projects, Ltd.	2,864,100	5,040,053
J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	971,074
*Jai Balaji Industries, Ltd.	22,991	101,100
*Jaiprakash Associates, Ltd.	3,592,212	6,562,915
Jammu & Kashmir Bank, Ltd.	249,037	4,018,330
JBF Industries, Ltd.	96,294	358,651
*Jet Airways (India), Ltd.	244,572	2,977,737
Jindal Poly Films, Ltd.	127,847	1,179,703
Jindal Saw, Ltd.	1,180,076	5,406,284
*Jindal South West Holdings, Ltd.	2,854	63,719
JK Cement, Ltd.	87,998	242,895
JK Lakshmi Cement, Ltd.	290,053	299,481
JK Tyre & Industries, Ltd.	158,673	355,637
JM Financial, Ltd.	1,129,785	638,597
*JSL Stainless, Ltd.	729,470	1,474,051
*JSW Energy, Ltd.	416,901	739,954
JSW Steel, Ltd.	1,091,845	21,644,507
*Jubilant Industries, Ltd.	12,131	17,175
Jubilant Organosys, Ltd.	277,655	1,365,225
*Jyoti Structures, Ltd.	47,170	113,722
K.S.B. Pumps, Ltd.	3,791	39,085
Kalpataru Power Transmission, Ltd.	22,769	69,640
*Kalyani Investment Co., Ltd.	8,518	165,907
Kalyani Steels, Ltd.	85,188	161,910
Karnataka Bank, Ltd.	1,021,708	2,981,811
Karur Vysya Bank, Ltd.	210,199	2,326,002
Karuturi Global, Ltd.	851,209	354,092
Kesoram Industries, Ltd.	220,086	1,015,149
*Kiri Dyes & Chemicals, Ltd.	37,201	265,937
Kirloskar Industries, Ltd.	8,838	73,298

1470

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Kirloskar Oil Engines, Ltd.	328,770	$1,131,467
Koutons Retail India, Ltd.	2,849	2,259
*KRBL, Ltd.	77,904	55,929
KS Oils, Ltd.	1,831,255	1,548,415
Lakshmi Machine Works, Ltd.	4,697	221,129
Lakshmi Vilas Bank, Ltd.	331,345	737,070
*Landmark Property Development Co., Ltd.	201,134	15,332
*LIC Housing Finance, Ltd.	1,589,690	6,253,637
Madhucon Projects, Ltd.	183,396	349,550
Madras Cements, Ltd.	454,723	933,375
*Mahanagar Telephone Nigam, Ltd.	273,150	285,693
#*Mahanagar Telephone Nigam, Ltd. ADR	100,249	214,533
Maharashtra Scooters, Ltd.	4,450	35,597
Maharashtra Seamless, Ltd.	160,041	1,210,522
Mahindra & Mahindra Financial Services, Ltd.	34,564	523,950
Mahindra & Mahindra, Ltd.	1,172,012	18,219,620
Mahindra Lifespace Developers, Ltd.	135,781	949,018
Manaksia, Ltd.	147,412	241,315
Maruti Suzuki India, Ltd.	262,121	7,186,958
Mastek, Ltd.	83,250	302,342
McLeod Russel India, Ltd.	637,181	2,794,649
Mercator Lines, Ltd.	2,223,130	2,183,664
Merck, Ltd.	29,241	419,696
Monnet Ispat, Ltd.	136,491	1,766,979
Moser Baer (India), Ltd.	1,473,835	1,645,700
MRF, Ltd.	17,453	2,308,925
Mukand, Ltd.	258,286	284,155
Nagarjuna Construction Co., Ltd.	1,407,751	3,457,670
Nagarjuna Fertilizers & Chemicals, Ltd.	1,893,177	1,161,475
Nahar Capital & Financial Services, Ltd.	18,955	31,239
Nahar Spinning Mills, Ltd.	6,026	15,087
National Aluminium Co., Ltd.	154,821	1,333,023
Nava Bharat Ventures, Ltd.	19,160	120,601
Navneet Publications India, Ltd.	25,344	33,504
NIIT Technologies, Ltd.	345,417	1,499,107
NIIT, Ltd.	1,099,174	1,297,050
Nirma, Ltd.	381,739	2,107,295
NOCIL, Ltd.	602,199	223,652
Noida Toll Bridge Co., Ltd.	880,231	511,439
OCL India, Ltd.	84,049	181,033
*OMAXE, Ltd.	391,067	1,146,942
*OnMobile Global, Ltd.	85,687	455,052
*Orbit Corp., Ltd.	745,164	985,193
Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,861,995
Orient Paper & Industries, Ltd.	333,560	356,507
Oriental Bank of Commerce	503,129	3,636,864
Panacea Biotec, Ltd.	73,892	315,064
*Parsvnath Developers, Ltd.	1,159,300	1,188,086
Patel Engineering, Ltd.	157,434	799,207
Patni Computer Systems, Ltd.	750,275	7,671,197
#Patni Computer Systems, Ltd. ADR	55,441	1,110,483
Peninsula Land, Ltd.	221,198	292,773
Petronet LNG, Ltd.	2,943,666	8,278,732
Piramal Healthcare, Ltd.	262,171	2,516,727
Plethico Pharmaceuticals, Ltd.	35,765	282,215
Polaris Software Lab, Ltd.	396,842	1,449,290
Polyplex Corp., Ltd.	97,888	608,973
Power Finance Corp, Ltd.	129,000	692,979
*Prakash Industries, Ltd.	131,968	271,673
Prism Cement, Ltd.	487,572	509,335
Provogue India, Ltd.	119,777	119,904

1471

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
PSL, Ltd.	113,833	$195,339
PTC India, Ltd.	2,003,406	4,485,399
Punj Lloyd, Ltd.	1,229,016	2,540,416
Rain Commodities, Ltd.	216,887	802,174
Rajesh Exports, Ltd.	489,295	1,437,072
*Ranbaxy Laboratories, Ltd.	719,916	8,581,409
*Raymond, Ltd.	340,181	2,357,117
REI Agro, Ltd.	3,175,410	1,871,312
Rei Six Ten Retail, Ltd.	439,400	568,083
*Reliance Broadcast Network, Ltd.	20,606	32,741
Reliance Capital, Ltd.	988,201	11,358,656
Reliance Communications, Ltd.	5,398,403	14,455,752
Reliance Industries, Ltd.	9,491,444	190,358,773
*Reliance MediaWorks, Ltd.	109,133	392,650
*Reliance Power, Ltd.	5,484,714	16,202,027
*Resurgere Mines & Minerals India, Ltd.	4,231,830	95,341
Rolta India, Ltd.	1,402,924	4,126,609
Ruchi Soya Industries, Ltd.	1,329,466	3,124,435
*Rural Electrification Corp, Ltd.	897,917	4,788,739
*S.Kumars Nationwide, Ltd.	1,242,979	1,788,685
Sanghvi Movers, Ltd.	6,290	19,990
SEAMEC, Ltd.	44,396	114,780
Sesa Goa, Ltd.	159,932	1,142,182
Shipping Corp. of India, Ltd.	171,233	427,918
Shiv-Vani Oil & Gas Exploration Services, Ltd.	115,578	730,015
Simplex Infrastructures, Ltd.	1,570	11,983
SKF India, Ltd.	15,701	177,943
Sobha Developers, Ltd.	183,826	1,049,244
Sona Koyo Steering Systems, Ltd.	64,698	23,989
South Indian Bank, Ltd.	7,972,547	3,481,202
SPML Infra, Ltd.	372	1,587
SREI Infrastructure Finance, Ltd.	818,844	1,434,190
SRF, Ltd.	266,306	1,928,271
*State Bank of Bikaner & Jaipur	683	8,080
*State Bank of India	612,959	35,425,474
*State Bank of India Sponsored GDR	5,732	674,546
*Steel Authority of India, Ltd.	3,423,147	12,068,909
Sterling Biotech, Ltd.	643,372	1,417,283
#Sterlite Industries (India), Ltd. ADR	1,641,061	23,713,331
Sterlite Industries (India), Ltd. Series A	5,746,256	20,652,570
Sterlite Technologies, Ltd.	447,261	527,628
Strides Arcolab, Ltd.	64,603	585,588
Sundaram Finance, Ltd.	4,276	47,496
Sundram Fastners, Ltd.	55,097	62,866
*Suzlon Energy, Ltd.	4,259,821	4,577,667
Syndicate Bank	1,449,584	3,375,110
Tamilnadu Newsprint & Papers, Ltd.	55,083	161,803
Tanla Solutions, Ltd.	363,600	145,804
Tata Chemicals, Ltd.	926,731	7,100,934
*Tata Communications, Ltd. ADR	22,320	226,994
Tata Investment Corp., Ltd.	59,975	692,076
Tata Steel, Ltd.	3,038,656	42,334,208
Tata Tea, Ltd.	3,716,542	8,069,427
*TCI Developers	3,427	15,678
*Teledata Marine Solutions, Ltd.	267,258	199,381
Time Technoplast, Ltd.	498,379	523,438
Titagarh Wagons, Ltd.	80,674	774,522
Transport Corp of India, Ltd.	68,548	164,024
Trent, Ltd.	14,497	267,809
*Trent, Ltd. Series A	3,220	56,110
*Trent, Ltd. Series B	3,220	49,236

1472

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Triveni Engineering & Industries, Ltd.	240,000	$482,284
Tube Investments of India	642,055	2,021,830
TVS Motor Co., Ltd.	1,308	1,557
UCO Bank	1,406,710	3,325,866
Uflex, Ltd.	394,208	1,348,747
Unichem Laboratories, Ltd.	199,000	865,646
Union Bank of India	797,003	5,775,045
Unitech, Ltd.	8,299,857	8,760,308
United Phosphorus, Ltd.	530,310	1,580,930
Unity Infraprojects, Ltd.	214,696	383,069
Usha Martin, Ltd.	1,181,750	1,392,167
*UTV Software Communications, Ltd.	11,056	115,541
Vardhman Textiles, Ltd.	98,045	606,491
Varun Shipping Co., Ltd.	333,864	208,600
Videocon Industries, Ltd.	782,287	3,566,083
*Videsh Sanchar Nigam, Ltd.	738,144	3,765,194
Vijaya Bank	1,100,097	2,177,469
*Voltamp Transformers, Ltd.	10,555	156,843
*Walchandnagar Industries, Ltd.	109,118	314,535
Welspun Corp., Ltd.	206,876	685,689
*Wockhardt, Ltd.	161,376	1,316,535
*Yes Bank, Ltd.	386,982	2,226,355
Zee Entertainment Enterprises, Ltd.	2,376,542	5,968,389
*Zee Learn, Ltd.	297,068	148,178
Zuari Industries, Ltd.	127,958	1,647,710
Zylog Systems, Ltd.	26,158	222,047

TOTAL INDIA		1,262,812,285

INDONESIA — (2.8%)
*PT Adhi Karya Tbk	1,583,500	139,016
*PT Agis Tbk	2,012,000	29,087
PT AKR Corporindo Tbk	20,492,400	3,271,685
PT Aneka Tambang Tbk	52,723,000	12,798,093
PT Asahimas Flat Glass Tbk	5,277,000	2,685,797
PT Astra International Tbk	586,696	3,194,531
*PT Bakrie & Brothers Tbk	910,038,250	6,484,319
PT Bakrie Sumatera Plantations Tbk	107,487,500	4,089,717
*PT Bakrie Telecom Tbk	279,478,500	6,855,911
PT Bakrieland Development Tbk	378,287,020	5,484,823
PT Bank Bukopin Tbk	24,796,000	1,650,227
PT Bank Danamon Indonesia Tbk	13,569,803	8,969,824
PT Bank Mandiri Tbk	16,105,000	10,678,806
*PT Bank Negara Indonesia Persero Tbk	65,975,417	23,640,903
*PT Bank Pan Indonesia Tbk	123,664,326	14,823,222
*PT Bank Permata Tbk	297,000	54,739
*PT Barito Pacific Tbk	10,551,500	1,182,768
*PT Berlian Laju Tanker Tbk	128,161,466	5,059,191
*PT Bhakti Investama Tbk	242,272,700	4,555,287
PT Budi Acid Jaya Tbk	14,289,000	346,547
PT Bumi Resources Tbk	280,320,500	85,313,840
*PT Central Proteinaprima Tbk	178,071,500	1,043,080
PT Charoen Pokphand Indonesia Tbk	93,498,330	15,497,653
*PT Ciputra Development Tbk	83,963,500	2,854,150
*PT Ciputra Surya Tbk	17,718,000	1,103,803
PT Clipan Finance Indonesia Tbk	4,065,000	249,073
*PT Darma Henwa Tbk	137,802,300	940,819
*PT Davomas Adabi Tbk	139,739,500	1,007,397
PT Dynaplast Tbk	3,040,000	1,175,950
PT Elnusa Tbk	32,023,000	1,070,021
*PT Energi Mega Persada Tbk	341,259,782	4,083,302
PT Ever Shine Textile Tbk	19,342,215	213,773

1473

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Gajah Tunggal Tbk	12,620,500	$3,201,359
PT Global Mediacom Tbk	95,929,500	7,663,999
PT Gozco Plantations Tbk	19,932,500	898,679
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	27,390,801
*PT Hero Supermarket Tbk	220,000	104,553
*PT Indah Kiat Pulp & Paper Corp. Tbk	28,434,500	4,986,628
*PT Indika Energy Tbk	16,849,000	7,647,972
PT Indofood Sukses Makmur Tbk	25,844,500	13,487,835
PT International Nickel Indonesia Tbk	39,701,500	20,380,320
*PT Intiland Development Tbk	2,521,000	90,924
PT Japfa Comfeed Indonesia Tbk	4,039,000	1,358,140
PT Jaya Real Property Tbk	25,528,000	3,470,318
*PT Kawasan Industri Jababeka Tbk	183,569,000	2,127,632
PT Lautan Luas Tbk	2,102,000	175,626
PT Lippo Karawaci Tbk	237,688,437	14,996,124
PT Matahari Putra Prima Tbk	35,387,900	6,558,575
PT Mayorah Indah Tbk	8,757,572	9,823,406
PT Medco Energi Internasional Tbk	27,371,500	9,843,075
PT Media Nusantara Citra Tbk	13,040,500	1,293,114
*PT Mitra Adiperkasa Tbk	2,494,500	594,353
*PT Mitra International Resources Tbk	40,757,660	1,088,686
*PT Pabrik Kertas Tjiwi Kimia Tbk	87,000	27,809
*PT Panasia Indosyntec Tbk	403,200	11,141
*PT Panin Financial Tbk	183,439,000	3,791,538
*PT Panin Insurance Tbk	30,688,500	1,627,681
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,726,500	6,215,837
PT Ramayana Lestari Sentosa Tbk	13,780,000	1,101,561
PT Sampoerna Agro Tbk	5,102,000	1,618,762
*PT Samudera Indonesia Tbk	415,500	181,453
PT Selamat Sempurna Tbk	15,274,000	1,797,223
*PT Sentul City Tbk	123,241,000	1,355,983
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	4,454,471
PT Sorini Agro Asia Corporindo Tbk	7,837,000	2,959,566
PT Summarecon Agung Tbk	43,122,357	4,177,017
*PT Sunson Textile Manufacturer Tbk	6,012,000	152,825
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	183,077
*PT Suryainti Permata Tbk	17,378,000	170,937
*PT Tiga Pilar Sejahtera Food Tbk	899,500	71,712
PT Tigaraksa Satria Tbk	165,200	10,955
PT Timah Tbk	10,848,000	3,331,717
PT Trimegah Sec Tbk	34,298,000	373,280
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	895,576
PT Tunas Baru Lampung Tbk	927,500	43,406
PT Tunas Ridean Tbk	42,848,500	2,851,174
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	1,478,703
PT Unggul Indah Cahaya Tbk	371,435	72,251
PT Wijaya Karya Tbk	16,770,000	1,140,713

TOTAL INDONESIA		407,825,841

ISRAEL — (0.0%)
*Bank of Jerusalem, Ltd.	18,882	33,772
Delta-Galil Industries, Ltd.	—	4
*Electra Real Estate, Ltd.	—	—
*Elron Electronic Industries, Ltd.	1	3
*Feuchtwanger Investments, Ltd.	10,500	34
*Formula Systems, Ltd.	—	—
*Formula Vision Technologies, Ltd.	—	—
*Israel Steel Mills, Ltd.	97,000	1,020
*Kardan Israel, Ltd.	—	1

1474

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Knafaim Arkia Holdings, Ltd.	73,075	$436,409
Koor Industries, Ltd.	1	21
*Liberty Properties, Ltd.	2,533	28,862
*Makhteshim-Agan Industries, Ltd.	1	3
*Mivtach Shamir Holdings, Ltd.	41,934	1,276,191
*Naphtha Israel Petroleum Corp., Ltd.	—	1
Scailex Corp, Ltd.	14,263	292,123

TOTAL ISRAEL		2,068,444

MALAYSIA — (3.3%)
*A&M Realty Berhad	603,400	103,922
*Adventa Berhad	96,000	81,617
Affin Holdings Berhad	9,611,900	11,275,557
*Airasia Berhad	11,014,200	9,946,277
*Alam Maritim Resources Berhad	887,100	333,378
Alliance Financial Group Berhad	11,988,000	12,488,270
*Amcorp Properties Berhad	927,567	127,832
AMMB Holdings Berhad	21,831,262	47,424,052
Ann Joo Resources Berhad	2,857,200	2,733,335
APM Automotive Holdings Berhad	1,178,000	2,012,337
Apollo Food Holdings Berhad	109,000	106,916
*Asas Dunia Berhad	252,800	76,609
*Asia Pacific Land Berhad	5,644,300	787,650
*Axiata Group Berhad	1,074,850	1,692,858
Bandar Raya Developments Berhad	4,102,200	2,998,472
Batu Kawan Berhad	2,242,250	12,020,674
Berjaya Assets Berhad	37,100	9,878
Berjaya Corp. Berhad	23,239,780	8,316,614
Berjaya Land Berhad	13,220,000	5,138,194
*Berjaya Media Berhad	299,800	49,091
*Berjaya Retail Berhad	1,775,788	260,469
Bimb Holdings Berhad	2,192,800	1,010,986
Bina Darulaman Berhad	57,800	22,763
Bolton Berhad	1,277,400	531,030
Boustead Holdings Berhad	4,738,580	8,674,669
Cahya Mata Sarawak Berhad	1,786,600	1,593,888
Chemical Co. of Malaysia Berhad	311,000	182,109
Chin Teck Plantations Berhad	304,700	859,390
*Coastal Contracts Berhad	275,100	214,433
CSC Steel Holdings Berhad	1,761,700	991,855
Cycle & Carriage Bintang Berhad	241,300	351,739
*Datuk Keramik Holdings Berhad	127,000	—
Dijaya Corp. Berhad	714,500	261,722
DRB-Hicom Berhad	9,932,000	6,184,307
Eastern & Oriental Berhad	8,512,115	3,355,800
Eastern Pacific Industrial Corp. Berhad	497,700	387,523
ECM Libra Avenue Berhad	7,178,982	1,838,048
*EON Capital Berhad	3,626,007	8,285,357
Esso Malaysia Berhad	968,200	982,178
Evergreen Fibreboard Berhad	1,250,100	577,909
*Faber Group Berhad	68,600	46,615
Far East Holdings Berhad	388,800	963,937
*Fountain View Development Berhad	2,573,200	—
Genting Malaysia Berhad	2,034,300	2,224,075
Genting Plantations Berhad	356,800	987,622
Glomac Berhad	1,706,800	1,010,848
*Gold Is Berhad	3,016,125	1,325,456
*Green Packet Berhad	680,100	168,486
GuocoLand (Malaysia) Berhad	844,200	401,749
Hap Seng Consolidated Berhad	2,383,000	5,064,938
Hap Seng Plantations Holdings Berhad	1,908,900	1,994,978

1475

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Hong Leong Financial Group Berhad	1,813,451	$5,210,905
Hong Leong Industries Berhad	1,225,800	2,135,716
Hubline Berhad	5,998,300	371,782
Hunza Properties Berhad	1,033,300	575,255
Hwang-DBS (Malaysia) Berhad	908,700	772,674
IGB Corp. Berhad	11,559,000	8,028,164
IJM Corp. Berhad	15,038,680	32,186,350
IJM Land Berhad	3,923,300	3,679,875
*Insas Berhad	4,573,808	824,855
*Integrax Berhad	639,200	332,645
*Jaks Resources Berhad	3,438,000	826,904
Jaya Tiasa Holdings Berhad	1,192,135	1,884,375
Jerneh Asia Berhad	726,820	709,440
K & N Kenanga Holdings Berhad	2,220,800	574,778
*Karambunai Corp. Berhad	10,874,500	762,434
Keck Seng (Malaysia) Berhad	1,671,800	3,547,587
Kian Joo Can Factory Berhad	3,601,580	1,976,718
*KIG Glass Industrial Berhad	260,000	2,548
Kim Loong Resources Berhad	324,800	253,726
Kinsteel Berhad	7,509,500	2,302,092
KLCC Property Holdings Berhad	6,585,600	7,315,641
*KNM Group Berhad	5,768,425	5,292,058
*Knusford Berhad	73,800	40,749
KPJ Healthcare Berhad	338,550	417,152
KrisAssets Holdings Berhad	250,377	312,479
KSL Holdings Berhad	352,566	216,199
Kub Malaysia Berhad	5,214,000	1,321,806
Kulim Malaysia Berhad	2,425,825	10,300,573
*Kumpulan Fima Berhad	684,800	384,122
*Kumpulan Hartanah Selangor Berhad	277,000	38,111
Kumpulan Perangsang Selangor Berhad	1,435,900	625,708
Kwantas Corp. Berhad	246,000	148,117
Landmarks Berhad	4,118,808	2,126,639
Leader Universal Holdings Berhad	5,376,733	1,570,949
*Lingui Development Berhad	52,700	22,456
*Lion Corp. Berhad	7,984,307	877,343
Lion Diversified Holdings Berhad	5,448,100	921,125
Lion Forest Industries Berhad	199,300	122,457
Lion Industries Corp. Berhad	7,446,081	4,887,150
*Mah Sing Group Berhad	50,200	39,042
*Malayan United Industries Berhad (6556756)	1,526,067	117,680
*Malayan United Industries Berhad (B4TWFT8)	200,244	11,773
Malaysia Airports Holdings Berhad	161,600	323,885
Malaysia Building Society Berhad	815,000	400,867
Malaysian Bulk Carriers Berhad	1,362,125	1,226,173
Malaysian Resources Corp. Berhad	75,000	54,165
MBM Resources Berhad	667,333	693,743
Mega First Corp. Berhad	1,101,700	619,367
*Merge Housing Berhad	24,062	3,885
Metro Kajang Holdings Berhad	697,099	416,664
*Metroplex Berhad	817,000	—
MISC Berhad	903,990	2,459,717
*MK Land Holdings Berhad	10,344,500	1,343,986
MMC Corp. Berhad	10,879,779	10,102,011
*MNRB Holdings Berhad	1,150,800	1,043,492
Muhibbah Engineering Berhad	4,845,400	2,737,287
MUI Properties Berhad	139,700	7,153
*Mulpha International Berhad	31,821,100	5,882,678
MWE Holdings Berhad	270,000	105,505
Naim Holdings Berhad	1,203,900	1,382,530
NCB Holdings Berhad	2,447,800	3,000,089

1476

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Negri Sembilan Oil Palms Berhad	167,600	$287,594
NV Multi Corp. Berhad	165,700	15,837
Oriental Holdings Berhad	3,653,779	6,403,950
Oriental Interest Berhad	139,100	59,286
OSK Holdings Berhad	6,549,647	3,784,858
*OSK Ventures International Berhad	644,797	84,597
P.I.E. Industrial Berhad	323,600	420,281
*Pacific & Orient Berhad	283,730	82,666
Panasonic Manufacturing Malaysia Berhad	383,380	2,290,832
*Paracorp Berhad	252,000	823
Paramount Corp. Berhad	241,200	361,625
PBA Holdings Berhad	1,502,500	441,552
Pelikan International Corp. Berhad	4,130,320	1,738,153
*Perisai Petroleum Teknologi Berhad	519,400	103,990
*Permaju Industries Berhad	1,000,000	130,678
*Perwaja Holdings Berhad	31,200	10,309
Petronas Dagangan Berhad	310,700	1,228,843
PJ Development Holdings Berhad	2,768,800	750,174
POS Malaysia Berhad	2,274,517	2,533,245
PPB Group Berhad	6,822,366	38,140,983
*Press Metal Berhad	1,034,600	782,827
*Prime Utilities Berhad	39,000	1,146
Protasco Berhad	282,200	106,238
Proton Holdings Berhad	3,786,000	5,240,244
*Pulai Springs Berhad	132,500	25,102
QSR Brands Berhad	56,800	103,973
*Ramunia Holdings Berhad	2,434,736	499,873
Ranhill Berhad	3,824,000	1,095,349
RCE Capital Berhad	3,651,400	647,626
RHB Capital Berhad	5,561,200	15,379,299
Salcon Berhad	574,000	127,076
Sarawak Oil Palms Berhad	391,820	472,585
Scientex, Inc. Berhad	645,048	417,540
*Scomi Group Berhad	13,422,000	1,611,949
*Scomi Marine Berhad	571,000	104,786
Selangor Dredging Berhad	1,312,700	345,638
Shangri-La Hotels (Malaysia) Berhad	738,000	639,777
Shell Refining Co. Federation of Malaysia Berhad	217,100	765,844
SHL Consolidated Berhad	1,008,700	534,542
*Sino Hua-An International Berhad	2,515,000	284,803
Subur Tiasa Holdings Berhad	460,530	336,688
Sunway City Berhad	3,567,200	5,035,939
Sunway Holdings Berhad	4,099,100	3,092,420
Suria Capital Holdings Berhad	625,900	461,490
Ta Ann Holdings Berhad	255,660	429,088
TA Enterprise Berhad	14,799,300	3,878,078
TA Global Berhad (B3X17H6)	8,465,880	1,246,895
*TA Global Berhad (B4LM6X7)	8,465,880	1,011,476
Tahp Group Berhad	27,000	43,333
*Talam Corp. Berhad	17,833,050	585,611
*Tamco Corp. Holdings Berhad	71	3
Tan Chong Motor Holdings Berhad	4,689,700	7,679,821
*Tanjung Offshore Berhad	270,200	143,725
TDM Berhad	1,410,800	1,409,281
*Tebrau Teguh Berhad	5,320,066	1,424,036
*TH Plantations Berhad	39,200	25,412
*Time Dotcom Berhad	16,781,400	4,046,813
Tiong Nam Transport Holdings Berhad	113,500	35,777
Tradewinds (Malaysia) Berhad	994,800	2,216,113
*Tradewinds Corp. Berhad	5,394,700	1,606,812
*TSH Resources Berhad	112,700	103,538

1477

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
UAC Berhad	77,398	$87,430
*UEM Land Holdings Berhad	5,974,045	5,297,742
UMW Holdings Berhad	2,059,686	4,845,387
Unico-Desa Plantations Berhad	4,240,828	1,542,340
Unisem (Malaysia) Berhad	3,138,900	2,191,422
United Malacca Rubber Estates Berhad	870,600	1,988,116
United Plantations Berhad	617,400	3,351,604
VS Industry Berhad	1,337,193	837,519
Wah Seong Corp. Berhad	677,400	510,968
WCT Berhad	1,235,300	1,311,612
Wing Tai Malaysia Berhad	1,861,100	1,091,256
WTK Holdings Berhad	4,386,550	1,845,237
Yeo Hiap Seng Malaysia Berhad	335,520	165,364
YTL Cement Berhad	11,100	17,373
YTL Corp. Berhad	6,524,672	17,302,150
Yu Neh Huat Berhad	5,024,459	2,962,762
*Zelan Berhad	6,765,900	1,268,621

TOTAL MALAYSIA		473,835,506

MEXICO — (5.6%)
#Alfa S.A.B. de C.V. Series A	4,088,867	44,542,393
#Alsea de Mexico S.A.B. de C.V.	2,618,100	2,967,511
#*Axtel S.A.B. de C.V.	5,663,540	3,286,730
*Bio Pappel S.A.B. de C.V.	52,920	50,865
#Bolsa Mexicana de Valores S.A. de C.V.	2,597,088	5,444,229
#*Carso Infraestructura y Construccion S.A.B. de C.V.	141,050	91,274
#*Cemex S.A.B. de C.V. Sponsored ADR	11,578,134	109,644,929
#Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	271,924	21,530,942
#Consorcio ARA S.A.B. de C.V.	10,672,300	6,747,716
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	19,758,441
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,561,686	765,974
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	8,410,955
#*Desarrolladora Homex S.A.B. de C.V. ADR	115,455	3,520,223
*Dine S.A.B. de C.V.	1,028,367	520,923
El Puerto de Liverpool S.A.B. de C.V.	328,600	2,275,361
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	141,786
#Embotelladora Arca S.A.B. de C.V.	3,256,100	17,393,066
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,677
#*Empresas ICA S.A.B. de C.V.	2,999,272	7,602,639
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	11,338,092
Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,465,100	7,769,342
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,803,617	95,717,954
*Gruma S.A.B. de C.V. ADR	15,222	131,214
#*Gruma S.A.B. de C.V. Series B	1,409,000	3,066,326
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	707,880	1,346,203
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	41,146	624,185
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	616,489	24,135,544
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,795,677
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	11,509,076
#Grupo Carso S.A.B. de C.V. Series A-1	10,188,893	29,178,315
#*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	11,309,431
#*Grupo Famsa S.A.B. de C.V.	1,918,478	3,431,784
#Grupo Financiero Banorte S.A.B. de C.V.	10,931,710	48,661,474
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,299,483	36,260,209
Grupo Gigante S.A.B. de C.V. Series B	471,076	943,628
Grupo Herdez S.A.B. de C.V.	319,000	583,514
#Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,871,663
*Grupo Industrial Saltillo S.A.B. de C.V.	1,332,569	1,785,034
Grupo Kuo S.A.B. de C.V. Series B	2,038,967	3,630,508
Grupo Mexico S.A.B. de C.V. Series B	24,866,224	97,632,367
Grupo Posadas S.A. de C.V. Series L	356,000	506,224

1478

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Grupo Qumma S.A. de C.V. Series B	5,301	$79
#*Grupo Simec S.A. de C.V.	1,389,600	3,820,226
#*Grupo Simec S.A. de C.V. Sponsored ADR	19,072	157,344
#Industrias Bachoco S.A.B. de C.V. Series B	830,420	1,751,063
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	11,003,555
Industrias Penoles S.A.B. de C.V.	368,611	12,275,892
#*Inmuebles Carso S.A.B. de C.V.	10,188,893	10,834,780
*Maxcom Telecomunicaciones S.A.B. de C.V.	400,181	207,166
*Megacable Holdings S.A.B. de C.V.	12,600	30,651
#*Minera Frisco S.A.B. de C.V.	10,188,893	43,717,079
#Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	45,614,371
Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,869,061
#*Sare Holding S.A.B. de C.V.	3,301,100	949,702
*Savia S.A. de C.V.	3,457,285	227,997
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,658,750	13,695,565
*Vitro S.A.B. de C.V.	1,558,758	1,683,268

TOTAL MEXICO		798,768,197

PHILIPPINES — (0.7%)
A. Soriano Corp.	20,195,000	1,414,382
Alaska Milk Corp.	7,874,000	2,348,202
Alsons Consolidated Resources, Inc.	16,904,000	524,750
Ayala Corp. Series A	74,700	574,504
Banco de Oro Unibank, Inc.	7,364,320	8,467,618
Cebu Holdings, Inc.	7,590,250	436,245
China Banking Corp.	9,675	93,962
*Digital Telecommunications Phils., Inc.	53,909,000	1,706,172
DMCI Holdings, Inc.	7,528,360	5,772,740
*Empire East Land Holdings, Inc.	37,000,000	512,709
*Export & Industry Bank, Inc.	14,950	88
Filinvest Land, Inc.	168,982,031	4,137,561
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	5,347,544
*JG Summit Holdings, Inc.	33,600	14,463
*Lopez Holdings Corp.	25,704,000	2,845,604
Macroasia Corp.	1,418,000	103,788
Megaworld Corp.	169,933,600	8,106,208
Metro Bank & Trust Co.	9,336,217	13,715,502
*Mondragon International Philippines, Inc.	2,464,000	6,954
*Philippine National Bank	3,866,918	4,334,663
*Philippine National Construction Corp.	398,900	44,132
*Philippine Realty & Holdings Corp.	4,822,000	73,179
Philippine Savings Bank	1,232,313	1,788,007
*Philippine Townships, Inc.	226,200	24,259
Phinma Corp.	2,550,498	691,147
*Prime Media Holdings, Inc.	330,000	17,408
*Prime Orion Philippines, Inc.	10,310,000	132,438
Rizal Commercial Banking Corp.	4,481,648	2,810,842
Robinson’s Land Corp. Series B	17,781,700	5,667,402
Security Bank Corp.	2,172,820	4,207,178
Shang Properties, Inc.	614,285	23,834
SM Development Corp.	42,477,329	7,592,318
*Solid Group, Inc.	9,532,000	252,270
Union Bank of Philippines	2,567,094	3,427,199
Universal Robina Corp.	16,503,345	13,037,819
Vista Land & Lifescapes, Inc.	45,259,868	2,791,472

TOTAL PHILIPPINES		103,044,563

POLAND — (1.8%)
Agora SA	559,848	4,680,301
*Amica Wronki SA	36,320	604,511

1479

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
POLAND — (Continued)
Asseco Poland SA	591,471	$10,906,604
*ATM SA	9,205	40,479
Bank Handlowy w Warszawie SA	83,949	2,786,567
*Bank Millennium SA	7,532,588	13,079,665
*Bank Przemyslowo Handlowy BPH SA	1,013	24,923
*Bioton SA	33,545,139	1,631,891
*BOMI SA	121,150	349,811
*Boryszew SA	3,343,932	2,315,472
*Ciech SA	183,294	1,532,906
*ComArch SA	570	17,889
Debica SA	111,346	2,403,740
Dom Development SA	46,421	761,153
*Dom Maklerski IDM SA	1,779,356	1,785,156
*Echo Investment SA	2,417,470	3,728,748
Emperia Holding SA	19,149	714,739
*Energomontaz Poludnie SA	30,110	39,818
*Farmacol SA	5,526	72,202
*Gant Development SA	41,797	240,500
*Getin Holdings SA	1,681,394	7,301,368
Grupa Kety SA	126,858	5,601,883
*Grupa Lotos SA	970,047	13,922,109
*Impexmetal SA	5,864,978	9,295,677
*ING Bank Slaski SA	4,428	1,314,787
KGHM Polska Miedz SA	671,360	39,293,185
*Koelner SA	133,110	627,404
*Kredyt Bank SA	619,815	3,305,853
*LC Corp. SA	1,811,902	950,628
*MCI Management SA	141,936	411,384
*MNI SA	275,976	331,313
*Mostostal Siedlce SA	1,442,632	1,936,494
Mostostal Warszawa SA	1,467	25,477
*Netia Holdings SA	3,441,202	6,320,902
*Orbis SA	541,449	6,816,035
*Pfleiderer Grajewo SA	55,572	285,350
*PGE Polska Grupa Energetyczna SA	331,708	2,642,244
*Pol-Aqua SA	12,548	87,611
Polnord SA	132,778	1,468,775
*Polska Grupa Farmaceutyczna SA	1,548	29,990
*Polski Koncern Naftowy Orlen SA	5,310,008	88,164,714
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	409,722	2,771,678
*Stalexport SA	498,734	236,169
*Sygnity SA	158,271	1,069,565
*Synthos SA	9,098,514	12,556,985
Zaklady Azotowe Pulawy SA	18,464	714,397
*Zaklady Azotowe w Tarnowie-Moscicach SA	29,821	366,681
*Zaklady Chemiczne Police SA	8,000	26,475

TOTAL POLAND		255,592,208

RUSSIA — (4.9%)
*Federal Hydrogenerating Co. ADR	643,944	3,197,591
Gazprom OAO Sponsored ADR	20,177,719	534,363,524
Lukoil OAO Sponsored ADR	2,257,507	138,336,107
Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	751,138
Surgutneftegas Sponsonsored ADR	2,583,456	28,749,546

TOTAL RUSSIA		705,397,906

SOUTH AFRICA — (7.2%)
ABSA Group, Ltd.	3,502,989	64,952,792
Adcorp Holdings, Ltd.	458,089	1,742,723
Advtech, Ltd.	32,106	25,505
Aeci, Ltd.	1,635,500	18,045,364

1480

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Afgri, Ltd.	4,184,970	$4,124,464
African Bank Investments, Ltd.	3,883,766	19,751,616
African Oxygen, Ltd.	483,204	1,375,228
African Rainbow Minerals, Ltd.	994,154	29,134,235
Allied Electronics Corp., Ltd.	542,971	2,075,561
ArcelorMittal South Africa, Ltd.	1,566,981	17,904,388
*Argent Industrial, Ltd.	1,278,773	1,648,104
Aveng, Ltd.	4,125,211	21,835,807
AVI, Ltd.	3,565,698	14,476,293
Avusa, Ltd.	454,520	1,415,679
Barloworld, Ltd.	2,679,719	25,693,996
Basil Read Holdings, Ltd.	184,616	282,884
*Bell Equipment, Ltd.	411,045	682,164
Bidvest Group, Ltd.	37,068	788,679
Blue Label Telecoms, Ltd.	366,891	324,432
Brait SA	305,789	974,383
Business Connexion Group, Ltd.	687,613	593,502
*Cadiz Holdings, Ltd.	6,673	3,160
Capitec Bank Holdings, Ltd.	120,123	2,565,290
Cashbuild, Ltd.	3,398	42,934
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	6,304,251
Cipla Medpro South Africa, Ltd.	3,415,745	3,386,707
*Corpgro, Ltd.	579,166	—
Data Tec, Ltd.	2,446,932	11,965,735
Datacentrix Holdings, Ltd.	797,381	580,643
Delta EMD, Ltd.	234,340	311,413
Discovery Holdings, Ltd.	66	346
Distell Group, Ltd.	378,471	3,940,004
*Distribution & Warehousing Network, Ltd.	216,722	254,695
Durban Roodeport Deep, Ltd.	1,879,916	857,074
ElementOne, Ltd.	391,810	640,324
*Eqstra Holdings, Ltd.	1,790,209	1,681,533
*Evraz Highveld Steel & Vanadium, Ltd.	162,634	1,997,533
FirstRand, Ltd.	4,353,231	11,827,805
Freeworld Coatings, Ltd.	2,187,407	3,470,573
Gijima Group, Ltd.	2,011,303	203,857
Gold Fields, Ltd.	515,937	8,171,803
#Gold Fields, Ltd. Sponsored ADR	8,069,589	128,064,377
Gold Reef Resorts, Ltd.	422,178	1,072,109
Grindrod, Ltd.	3,472,573	7,845,468
Group Five, Ltd.	648,317	2,891,698
Harmony Gold Mining Co., Ltd.	2,923,251	31,526,070
#Harmony Gold Mining Co., Ltd. Sponsored ADR	1,928,908	21,044,386
Hudaco Industries, Ltd.	162,006	1,915,707
*Hulamin, Ltd.	1,316,307	1,557,746
Iliad Africa, Ltd.	152,511	165,109
Illovo Sugar, Ltd.	1,131,367	4,186,648
Impala Platinum Holdings, Ltd.	58,383	1,662,190
Imperial Holdings, Ltd.	1,354,335	20,810,191
Investec, Ltd.	2,405,023	18,065,866
*JCI, Ltd.	10,677,339	—
JD Group, Ltd.	1,732,230	12,667,734
Lewis Group, Ltd.	1,220,867	12,241,791
Liberty Holdings, Ltd.	1,449,071	14,525,155
Life Healthcare Group Holdings, Ltd.	1,380,233	2,822,812
*M Cubed Holdings, Ltd.	1,850,526	—
Medi-Clinic Corp., Ltd.	2,567,629	10,351,228
Merafe Resources, Ltd.	19,769,169	4,147,768
Metair Investments, Ltd.	1,650,332	2,862,491
*Metorex, Ltd.	5,271,552	4,037,417
*MMI Holdings, Ltd.	9,553,835	21,758,100

1481

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Mondi, Ltd.	1,585,664	$12,528,130
Murray & Roberts Holdings, Ltd.	175,083	767,770
*Mvelaphanda Group, Ltd.	4,233,693	1,872,217
*Mvelaserve, Ltd.	1,059,863	1,872,146
Nampak, Ltd.	5,874,237	18,732,223
Nedbank Group, Ltd.	2,742,435	48,622,682
#Northam Platinum, Ltd.	1,101,749	6,534,165
*Omnia Holdings, Ltd.	586,921	6,028,062
Palabora Mining Co., Ltd.	181,577	3,147,533
Peregrine Holdings, Ltd.	1,383,001	2,135,664
Petmin, Ltd.	357,695	145,911
*Pioneer Foods, Ltd.	66,726	510,382
PSG Group, Ltd.	1,194,364	6,360,323
*Randgold & Exploration Co., Ltd.	256,811	110,701
#Raubex Group, Ltd.	397,480	1,225,267
Redefine Properties, Ltd.	32,990	34,870
Reunert, Ltd.	300,475	2,678,065
Sanlam, Ltd.	28,700,406	108,652,651
*Sappi, Ltd.	4,383,251	22,049,448
*Sappi, Ltd. Sponsored ADR	792,283	4,056,489
Sasol, Ltd. Sponsored ADR	704,259	34,388,967
*Sentula Mining, Ltd.	993,425	368,719
*Simmer & Jack Mines, Ltd.	3,884,017	503,402
Spur Corp., Ltd.	369,908	719,335
Standard Bank Group, Ltd.	4,017,667	58,893,825
Stefanutti Stocks Holdings, Ltd.	46,117	74,410
#Steinhoff International Holdings, Ltd.	14,149,923	45,948,091
*Super Group, Ltd.	7,416,261	776,921
Telkom South Africa, Ltd.	3,145,580	15,403,781
Tongaat-Hulett, Ltd.	197,230	2,902,910
*Trans Hex Group, Ltd.	34,840	11,283
Trencor, Ltd.	1,468,675	7,342,041
UCS Group, Ltd.	1,547,424	496,081
Value Group, Ltd.	976,777	515,730
*Wesizwe Platinum, Ltd.	14,355	4,764
Zeder Investments, Ltd.	858,758	312,545

TOTAL SOUTH AFRICA		1,029,003,044

SOUTH KOREA — (12.9%)
#*Aekyung Petrochemical Co., Ltd.	30,050	989,018
*Asia Cement Manufacturing Co., Ltd.	29,238	1,185,586
#*Asia Paper Manufacturing Co., Ltd.	34,410	334,594
*Asiana Airlines, Inc.	277,190	2,799,095
*Basic House Co., Ltd. (The)	3,604	61,836
#*Bing Grae Co., Ltd.	24,704	1,215,078
#*BNG Steel Co., Ltd.	85,280	1,011,923
Boo Kook Securities Co., Ltd.	27,705	436,890
#*Boryung Pharmaceutical Co., Ltd.	39,241	1,092,497
Busan Bank	1,102,051	13,339,665
*BYC Co., Ltd.	810	114,220
*Byuck San Corp.	10,472	182,570
*Byuck San Engineering & Construction Co., Ltd.	15,270	24,771
#*Chin Hung International, Inc.	3,001,643	1,222,596
*Cho Kwang Leather Co., Ltd.	1,300	15,746
#*Chong Kun Dang Pharmaceutical Corp.	42,960	933,412
#*Choongwae Pharma Corp.	63,875	808,684
#*Chosun Refractories Co., Ltd.	10,446	553,273
*Chungho Comnet Co., Ltd.	7,880	56,159
CJ Cheiljedang Corp.	31,639	5,445,172
CJ Corp.	180,555	12,172,314
#*Cosmochemical Co., Ltd.	47,640	277,094

1482

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Crown Confectionery Co., Ltd.	3,342	$376,903
#*Dae Dong Industrial Co., Ltd.	121,310	553,436
#*Dae Han Flour Mills Co., Ltd.	9,279	1,407,925
#*Dae Won Kang Up Co., Ltd.	318,816	1,302,583
#*Daechang Co., Ltd.	622,380	999,611
#*Daeduck Electronics Co., Ltd.	246,280	1,728,788
#*Daeduck Industries Co., Ltd.	168,050	1,267,845
*Daegu Bank, Ltd.	953,532	13,223,570
Daegu Department Store Co., Ltd.	60,201	682,732
#*Daehan Steel Co., Ltd.	83,960	802,381
Daehan Synthetic Fiber Co., Ltd.	5,337	437,317
Daekyo Co., Ltd.	358,640	1,948,815
*Daelim Industrial Co., Ltd.	304,291	33,885,077
*Daelim Trading Co., Ltd.	31,734	117,619
#*Daesang Corp.	215,142	1,418,411
#*Daesang Holdings Co., Ltd.	113,486	301,664
#*Daesung Group Partners Co., Ltd.	4,040	320,761
*Daesung Holdings Co., Ltd.	6,770	90,862
#*Daesung Industrial Co., Ltd.	7,075	272,051
*Daewon Pharmaceutical Co., Ltd.	14,180	86,016
#*Daewoo Engineering & Construction Co., Ltd.	951,350	11,735,004
#*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	469,292	17,158,822
Daewoong Co., Ltd.	17,680	273,247
*Dahaam E-Tec Co., Ltd.	9,515	220,763
Daishin Securities Co., Ltd.	395,295	5,665,697
#*Daou Technology, Inc.	257,578	2,152,763
*DCM Corp.	5,330	58,580
*Digital Power Communications Co., Ltd.	62,160	94,034
*Dong Ah Tire Industrial Co., Ltd.	72,304	548,784
#Dong IL Rubber Belt Co., Ltd.	112,845	615,268
*Dongbang Agro Co., Ltd.	53,610	328,960
#*Dongbu Corp.	75,230	601,825
#*Dongbu HiTek Co., Ltd.	234,274	2,322,606
Dongbu Securities Co., Ltd.	208,706	1,400,184
#*Dongbu Steel Co., Ltd.	212,714	1,871,243
*Dong-Il Corp.	8,189	469,170
#*Dongil Industries Co., Ltd.	12,337	832,118
#Dongkuk Steel Mill Co., Ltd.	414,949	13,324,149
#*Dongwha Pharm Co., Ltd.	181,830	782,898
*Dongwon F&B Co., Ltd.	13,926	605,071
*Dongwon Industries Co., Ltd.	769	105,364
*Dongwon Systems Corp.	165,560	229,881
*Dongyang Engineering & Construction Corp.	1,785	19,007
*Dongyang Express Bus Corp.	639	11,648
Dongyang Mechatronics Corp.	79,027	937,950
#Doosan Construction & Engineering Co., Ltd.	226,710	1,239,715
#*Eagon Industrial Co., Ltd.	29,120	192,551
*Eugene Investment & Securities Co., Ltd.	5,595,179	3,753,625
#*Fursys, Inc.	30,774	699,996
Gaon Cable Co., Ltd.	14,437	279,482
#*Global & Yuasa Battery Co., Ltd.	63,590	2,045,624
Golden Bridge Investment & Securities Co., Ltd.	43,210	70,217
*Green Cross Holdings Corp.	10,204	1,175,503
*GS Engineering & Construction Corp.	146,898	15,608,798
*GS Holdings Corp.	400,285	29,843,112
Gwangju Shinsegae Co., Ltd.	3,608	584,678
*Halla Climate Control Corp.	10,867	172,140
#*Halla Engineering & Construction Corp.	134,761	2,592,401
#*Han Kuk Carbon Co., Ltd.	180,740	863,696
Han Yang Securities Co., Ltd.	88,440	727,846
Hana Financial Group, Inc.	1,787,844	71,058,696

1483

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Handok Pharmaceuticals Co., Ltd.	18,150	$221,239
#*Handsome Corp.	182,390	3,111,181
*Hanil Cement Manufacturing Co., Ltd.	33,865	1,701,197
*Hanil Construction Co., Ltd.	11,702	46,994
*Hanil E-Wha Co., Ltd.	120,881	674,061
#*Hanjin Heavy Industries & Construction Co., Ltd.	337,543	11,585,216
#*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	124,650	1,650,957
#Hanjin Shipping Co., Ltd.	358,384	11,866,582
Hanjin Shipping Holdings Co., Ltd.	22,111	325,376
#*Hanjin Transportation Co., Ltd.	80,680	2,405,532
*Hankook Cosmetics Co., Ltd.	86,470	231,072
*Hankook Cosmetics Manufacturing Co., Ltd.	21,659	121,385
*Hankuk Glass Industries, Inc.	29,050	777,321
*Hankuk Paper Manufacturing Co., Ltd.	26,310	600,075
#*Hanmi Holdings Co., Ltd.	2,676	79,760
#Hanmi Semiconductor Co., Ltd.	2,820	19,770
#*Hanshin Construction Co., Ltd.	24,880	219,909
#*Hansol Chemical Co., Ltd.	51,607	761,917
#*Hansol CSN Co., Ltd.	334,840	597,676
#*Hansol Paper Co., Ltd.	373,524	3,203,244
*Hanssem Co., Ltd.	23,330	300,064
*Hanwha Chemical Corp.	713,542	25,833,573
*Hanwha Corp.	50,332	2,572,877
*Hanwha General Insurance Co., Ltd.	19,663	168,347
Hanwha Securities Co., Ltd.	519,571	4,025,211
*Hanwha Timeworld Co., Ltd.	9,230	166,929
#*Heung-A Shipping Co., Ltd.	106,352	111,225
*Hite Brewery Co., Ltd.	619	61,881
#*Hite Holdings Co., Ltd.	89,390	1,372,396
*HMC Investment Securities Co., Ltd.	152,255	3,477,438
*Honam Petrochemical Corp.	86,204	27,913,416
#*HS R&A Co., Ltd.	18,506	373,608
#*Husteel Co., Ltd.	35,990	578,573
*Hwa Sung Industrial Co., Ltd.	39,340	161,724
*Hwacheon Machine Tool Co., Ltd.	2,050	65,821
#*Hyosung T & C Co., Ltd.	158,717	13,046,003
*Hyundai Cement Co., Ltd.	24,615	154,527
#*Hyundai Development Co.	485,994	16,236,545
#*Hyundai DSF Co., Ltd.	38,700	368,193
*Hyundai Elevator Co., Ltd.	31,153	2,956,422
*Hyundai Greenfood Co., Ltd.	304,440	2,844,812
*Hyundai Hysco	270,550	6,344,243
*Hyundai Merchant Marine Co., Ltd.	163,304	4,907,048
#Hyundai Mipo Dockyard Co., Ltd.	73,953	13,607,366
Hyundai Motor Co., Ltd.	909,723	145,670,447
Hyundai Securities Co.	1,231,848	15,660,298
#*Hyundai Steel Co.	358,229	44,591,892
#Il Dong Pharmaceutical Co., Ltd.	25,184	881,169
#*Iljin Electric Co., Ltd.	174,280	1,550,254
#*Iljin Holdings Co., Ltd.	137,634	502,398
Ilshin Spinning Co., Ltd.	5,526	496,060
#*Ilsung Pharmaceutical Co., Ltd.	11,079	799,998
*Industrial Bank of Korea, Ltd.	1,520,700	23,107,848
#*InziControls Co., Ltd.	27,640	133,414
IS Dongseo Co., Ltd.	52,090	885,390
#*ISU Chemical Co., Ltd.	84,020	1,609,512
#*IsuPetasys Co., Ltd.	301,791	1,030,194
#*Jahwa Electronics Co., Ltd.	86,980	414,565
*Jeil Pharmaceutical Co.	39,600	395,838
*Jeonbuk Bank, Ltd.	351,906	2,108,722
*Jinheung Savings Bank	144,760	409,856

1484

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*K.C. Tech Co., Ltd.	159,191	$981,861
*KB Financial Group, Inc.	79,747	4,115,278
#*KB Financial Group, Inc. ADR	2,654,328	138,210,859
#KCC Corp.	45,083	13,744,239
#*Keangnam Enterprises, Ltd.	78,740	745,450
#*Keyang Electric Machinery Co., Ltd.	187,450	421,853
#KG Chemical Corp.	63,993	530,549
#*KIC, Ltd.	69,340	261,639
#*KISCO Corp.	31,481	995,445
#*Kishin Corp.	49,025	235,879
#*KISWIRE, Ltd.	52,183	1,695,654
*Kolon Corp.	35,325	963,912
#*Kolon Engineering & Construction Co., Ltd.	135,670	587,954
#*Kolon Industries, Inc.	64,394	4,007,832
#Korea Cast Iron Pipe Co., Ltd.	81,218	275,234
*Korea Circuit Co., Ltd.	13,240	83,773
*Korea Cottrell Co., Ltd.	45,360	145,254
#*Korea Development Co., Ltd.	100,620	477,461
Korea Development Leasing Corp.	23,598	448,588
#Korea Electric Terminal Co., Ltd.	43,990	764,852
Korea Exchange Bank	2,556,486	24,006,300
#*Korea Express Co., Ltd.	65,894	6,516,591
#*Korea Flange Co., Ltd.	27,030	400,595
Korea Investment Holdings Co., Ltd.	341,726	15,445,212
#*Korea Iron & Steel Co., Ltd.	11,043	443,704
*Korea Komho Petrochemical Co., Ltd.	7,218	936,645
#*Korea Line Corp.	111,043	2,495,571
#*Korea Petrochemical Industrial Co., Ltd.	18,908	1,916,866
*Korea Savings Bank	22,973	152,649
*Korea United Pharm, Inc.	1,420	8,239
Korean Air Co., Ltd.	124,180	8,071,515
#*Korean Air Terminal Service Co., Ltd.	14,280	637,018
*KP Chemical Corp.	255,536	6,539,141
#KPX Chemical Co., Ltd.	10,906	553,458
KPX Holdings Corp.	7,249	366,231
*KTB Securities Co., Ltd.	507,760	2,255,557
#*Kukdo Chemical Co., Ltd.	26,580	1,353,831
#*Kumho Electric Co., Ltd.	27,824	958,161
#*Kumho Industrial Co., Ltd.	5,323	80,243
Kumho Investment Bank	756,580	566,086
#*Kumho Tire Co., Inc.	37,329	479,104
#*Kunsul Chemical Industrial Co., Ltd.	24,240	335,177
#*Kwang Dong Pharmaceutical Co., Ltd.	384,170	1,052,496
#*Kyeryong Construction Industrial Co., Ltd.	49,330	785,199
Kyobo Securities Co., Ltd.	154,372	1,175,859
*Kyung Dong Navien Co., Ltd.	3,860	111,795
#Kyung Nong Corp.	60,670	204,511
*Kyungbang Co., Ltd.	5,174	559,469
*Kyung-In Synthetic Corp.	161,840	435,201
*LG Display Co., Ltd.	597,170	20,307,431
#*LG Display Co., Ltd. ADR	2,909,554	49,316,940
#LG Electronics, Inc.	883,042	92,337,034
*LG Fashion Corp.	30	855
*LG Uplus Corp.	1,846,601	10,796,159
*Livart Furniture Co., Ltd.	19,740	126,429
#*Lotte Chilsung Beverage Co., Ltd.	5,738	4,539,169
*Lotte Confectionary Co., Ltd.	5,473	6,914,904
#*Lotte Midopa Co., Ltd.	160,690	2,393,686
#*Lotte Sam Kang Co., Ltd.	8,366	1,927,575
#Lotte Shopping Co., Ltd.	97,218	39,361,069
*Meritz Securities Co., Ltd.	1,432,334	1,345,208

1485

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Mi Chang Oil Industrial Co., Ltd.	3,725	$168,653
Moorim P&P Co., Ltd.	76,324	953,919
#*Moorim Paper Co., Ltd.	104,480	805,104
Motonic Corp.	57,370	395,262
#*Namkwang Engineering & Construction Co., Ltd.	204,026	593,509
*Namyang Dairy Products Co., Ltd.	3,437	2,365,227
#*Nexen Corp.	10,223	558,082
NH Investment & Securities Co., Ltd.	245,562	2,160,585
*NICE Holdings Co., Ltd.	207	11,977
#*NK Co., Ltd.	14,220	158,385
#Nong Shim Co., Ltd.	26,722	4,868,059
#*Nong Shim Holdings Co., Ltd.	14,587	713,879
*Noroo Holdings Co., Ltd.	22,738	121,461
#*Noroo Paint Co., Ltd.	37,899	106,146
*ON*Media Corp.	484,150	2,203,638
#Ottogi Corp.	13,169	1,515,791
*Pacific Corp.	26,870	4,509,243
*Pacific Pharmaceutical Co., Ltd.	3,840	95,638
Pang Rim Co., Ltd.	12,240	132,815
#*PaperCorea, Inc.	39,998	432,297
#*Poongsan Corp.	150,690	5,967,818
*Poongsan Holdings Corp.	37,688	1,291,690
POSCO	5,616	2,281,858
#POSCO ADR	1,122,820	114,684,835
#POSCO Coated & Color Steel Co., Ltd.	22,370	528,701
*Pulmuone Co., Ltd.	6,125	201,227
*Pum Yang Construction Co., Ltd.	31,885	127,197
*Pusan City Gas Co., Ltd.	65,770	1,172,592
#*S&T Daewoo Co., Ltd.	63,420	1,876,582
#*S&T Dynamics Co., Ltd.	188,534	3,436,690
#*S&T Holdings Co., Ltd.	56,063	713,402
#*Saeron Automotive Corp.	35,530	160,814
*Sajo Industries Co., Ltd.	1,310	66,675
*Sajodaerim Corp.	290	6,355
*Sam Jin Pharmaceutical Co., Ltd.	2,743	25,486
*Sam Kwang Glass Industrial Co., Ltd.	18,397	1,073,295
*Sam Yung Trading Co., Ltd.	14,352	67,506
#*Sambu Construction Co., Ltd.	38,489	611,434
*Samhwa Crown & Closure Co., Ltd.	469	8,993
*Samhwa Paints Industrial Co., Ltd.	48,610	177,705
#*Samick Musical Instruments Co., Ltd.	621,710	680,712
#Samsung Corp.	834,818	53,374,693
Samsung Fine Chemicals Co., Ltd.	23	1,681
#Samsung SDI Co., Ltd.	252,576	35,225,238
#*Samwhan Corp.	57,220	544,666
#*Samyang Corp.	54,136	3,093,265
*Samyang Genex Co., Ltd.	16,069	795,388
Samyang Tongsang Co., Ltd.	8,060	167,935
#*Samyoung Electronics Co., Ltd.	108,780	1,090,941
*SAVEZONE I&C Corp.	2,710	5,828
*SBS Media Holdings Co., Ltd.	185,880	403,624
*Seah Besteel Corp.	100,300	3,872,058
*SeAH Holdings Corp.	12,610	1,546,738
#*SeAH Steel Corp.	17,929	1,070,890
#*Sebang Co., Ltd.	95,780	1,453,123
#*Sejong Industrial Co., Ltd.	112,200	1,296,640
#*Seowon Co., Ltd.	62,730	203,172
*Shell-Line Co., Ltd.	17,510	136,667
#*Shin Won Corp.	348,090	454,427
Shin Young Securities Co., Ltd.	29,840	988,325
Shin Young Wacoal, Inc.	273	24,865

1486

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Shinhan Engineering & Construction Co., Ltd.	9,450	$58,630
*Shinhan Financial Group Co., Ltd.	2,121,999	94,195,678
#*Shinhan Financial Group Co., Ltd. ADR	802,794	71,617,253
*Shinpoong Pharmaceutical Co., Ltd.	13,854	364,368
Shinsegae Engineering & Construction Co., Ltd.	2,630	36,560
Shinsegae Information & Communication Co., Ltd.	3,201	192,583
*Shinsung Tongsang Co., Ltd.	342,500	141,802
#Silla Trading Co., Ltd.	27,873	340,881
*Sindo Ricoh Co., Ltd.	35,676	1,708,998
*SJM Co., Ltd.	29,248	171,368
*SJM Holdings Co., Ltd.	31,331	119,395
#SK Chemicals Co., Ltd.	41,114	2,195,662
#SK Co., Ltd.	236,158	35,070,122
SK Gas Co., Ltd.	30,426	1,078,753
SK Innovation Co., Ltd.	314,640	57,707,549
SK Networks Co., Ltd.	827,923	9,156,574
#*SKC Co., Ltd.	152,050	5,991,956
#SL Corp.	89,640	1,510,289
*Songwon Industrial Co., Ltd.	25,230	369,691
#*Ssangyong Cement Industrial Co., Ltd.	198,346	1,247,768
#*STX Corp.	185,047	5,539,587
#*STX Engine Co., Ltd.	140,460	4,383,048
#*STX Offshore & Shipbuilding Co., Ltd.	366,540	10,649,555
#*STX Pan Ocean Co., Ltd.	1,242,130	12,074,788
*Suheung Capsule Co., Ltd.	52,170	354,106
*Sung Bo Chemicals Co., Ltd.	3,800	81,545
#*Sung Shin Cement Co., Ltd.	85,800	302,314
#*Sunjin Holdings Co., Ltd.	9,289	462,255
#Tae Kwang Industrial Co., Ltd.	3,757	4,637,174
#*Tae Kyung Industrial Co., Ltd.	98,860	398,728
#*Taeyoung Engineering & Construction	338,220	1,542,988
#*Tai Han Electric Wire Co., Ltd.	583,927	3,756,790
#*Tai Lim Packaging Industries Co., Ltd.	289,690	375,337
*Tec & Co.	256,160	46,309
#*Teems, Inc.	2,675	208,981
*Telcoware Co., Ltd.	36,000	244,999
*Tong Kook Corp.	607	846
*Tong Yang Major Corp.	38,530	85,733
Tong Yang Securities, Inc.	591,619	4,778,752
#*TS Corp.	21,988	942,076
#*Unid Co., Ltd.	34,190	1,817,185
Union Steel Manufacturing Co., Ltd.	39,757	852,833
*Visang Education, Inc.	2,410	19,824
Wiscom Co., Ltd.	32,980	126,342
#*Woongjin Holdings Co., Ltd.	280,674	2,644,827
*Woori Finance Holdings Co., Ltd.	3,045,147	38,782,882
#*Woori Finance Holdings Co., Ltd. ADR	8,505	329,144
*Woori Financial Co., Ltd.	82,910	1,148,007
Woori Investment & Securities Co., Ltd.	795,570	15,392,195
YESCO Co., Ltd.	18,780	393,136
*Yoosung Enterprise Co., Ltd.	109,715	239,281
#*Youlchon Chemical Co., Ltd.	102,840	758,521
*Young Poong Mining & Construction Corp.	18,030	884
#*Youngone Holdings Co., Ltd.	48,452	1,545,241
*Youngpoong Corp.	4,628	3,374,039
Yuhwa Securities Co., Ltd.	28,680	398,901
*Zinus, Inc.	1,866	6,241

TOTAL SOUTH KOREA		1,850,521,361

TAIWAN — (13.2%)
*A.G.V. Products Corp.	4,353,429	2,035,509

1487

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Abocom Systems, Inc.	340,752	$127,486
Acbel Polytech, Inc.	1,453,219	1,165,912
Accton Technology Corp.	6,666,000	4,806,462
*Action Electronics Co., Ltd.	2,571,000	923,526
Advanced Semiconductor Engineering, Inc.	1,045,375	1,297,739
Advancetek Enterprise Co., Ltd.	2,000	1,865
Allis Electric Co., Ltd.	1,545,000	603,697
Alpha Networks, Inc.	2,091,237	1,863,669
Altek Corp.	849,168	1,282,687
Ambassador Hotel (The)	274,000	434,762
*Ampoc Far East Co., Ltd.	645,000	404,912
Amtran Technology Co., Ltd.	3,633,648	3,398,527
*APCB, Inc.	136,000	133,251
Apex Science & Engineering Corp.	719,840	329,343
*Arima Communications Corp.	2,682,000	1,793,091
*Arima Optoelectronics Corp.	1,351,000	421,860
Asia Cement Corp.	18,982,837	20,876,162
Asia Chemical Corp.	1,966,000	1,340,296
*Asia Optical Co, Inc.	2,347,290	4,815,115
Asia Polymer Corp.	2,088,586	3,574,827
Asia Vital Components Co., Ltd.	609,307	696,995
Asustek Computer, Inc.	3,107,913	27,877,225
*AU Optronics Corp.	7,613,812	7,441,618
*AU Optronics Corp. Sponsored ADR	7,551,551	72,494,890
Audix Corp.	1,212,164	1,382,791
Aurora Systems Corp.	572,281	641,076
Avision, Inc.	1,917,555	1,358,119
*Bank of Kaohsiung	4,351,926	2,290,823
*Basso Industry Corp., Ltd.	132,000	117,404
Bes Engineering Corp.	16,627,443	5,965,026
Biostar Microtech International Corp.	653,055	384,570
C Sun Manufacturing, Ltd.	419,837	378,283
Cameo Communications, Inc.	1,944,130	982,336
Capital Securities Corp.	9,074,761	4,865,392
*Carnival Industrial Corp.	3,694,000	1,396,683
Catcher Technology Co., Ltd.	1,676,326	6,913,220
Cathay Chemical Works, Inc.	857,000	428,365
Cathay Real Estate Development Co., Ltd.	8,268,421	4,833,481
Central Reinsurance Co., Ltd.	2,477,781	1,549,732
Chain Qui Development Co., Ltd.	1,122,173	1,083,594
Champion Building Materials Co., Ltd.	3,130,828	2,536,568
Chang Hwa Commercial Bank	44,281,459	37,544,243
*Chang-Ho Fibre Corp.	192,000	103,574
Charoen Pokphand Enterprises Co., Ltd.	1,967,000	1,326,134
Cheng Loong Corp.	10,134,480	5,009,385
Cheng Uei Precision Industry Co., Ltd.	1,623,142	3,599,423
Chenming Mold Industrial Corp.	593,040	731,235
Chia Hsin Cement Corp.	5,399,825	3,108,882
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
Chien Kuo Construction Co., Ltd.	969,300	554,569
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	632,486
Chilisin Electronics Corp.	289,300	287,476
*Chimei Innolux Corp.	57,031,389	71,662,158
*China Airlines, Ltd.	16,952,252	12,956,559
China Chemical & Pharmaceutical Co.	480,264	439,681
China Development Financial Holding Corp.	95,051,443	43,501,340
China Electric Manufacturing Co., Ltd.	527,200	431,083
China General Plastics Corp.	3,756,000	1,649,078
China Glaze Co., Ltd.	1,131,363	945,246
*China Man-Made Fiber Co., Ltd.	13,302,813	7,250,295
China Metal Products Co., Ltd.	1,928,248	2,134,502

1488

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
China Motor Co., Ltd.	6,825,749	$6,447,017
*China Petrochemical Development Corp.	16,397,580	18,553,269
*China Rebar Co., Ltd.	439,188	—
China Steel Structure Co., Ltd.	1,170,219	1,037,091
China Synthetic Rubber Corp.	4,671,711	4,788,998
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,736,000	1,227,091
Chinatrust Financial Holdings Co., Ltd.	63,452,646	53,859,300
Chin-Poon Industrial Co., Ltd.	4,131,815	3,600,190
*Chun Yu Works & Co., Ltd.	2,106,000	736,554
Chun Yuan Steel Industrial Co., Ltd.	4,187,191	2,221,327
Chung Hsin Electric & Machinery Co., Ltd.	3,835,000	2,361,439
*Chung Hung Steel Corp.	2,076,545	1,257,346
*Chung Hwa Pulp Corp.	7,387,419	3,898,009
*Chung Shing Textile Co., Ltd.	600	10
*Chungwa Picture Tubes Co., Ltd.	21,439,692	3,262,255
*Chuwa Wool Industry Co., Ltd.	248,189	310,561
*Chyang Sheng Dyeing & Finishing Co., Ltd.	271,000	123,061
*CMC Magnetics Corp.	28,137,830	7,690,100
Collins Co., Ltd.	2,011,823	964,860
*Compal Communications, Inc.	609,000	651,467
Compal Electronics, Inc.	9,079,332	11,979,578
*Compeq Manufacturing Co., Ltd.	11,191,000	7,058,800
*Compex International Co., Ltd.	46,400	320
*Continental Holdings Corp.	5,510,848	2,484,659
*Cosmos Bank Taiwan	852,756	259,905
Coxon Precise Industrial Co., Ltd.	215,000	448,285
CSBC Corp. Taiwan	232,256	217,794
DA CIN Construction Co., Ltd.	1,225,579	775,296
Darfon Electronics Corp.	1,996,950	2,534,274
*De Licacy Industries Co., Ltd.	145,000	62,369
Delpha Construction Co., Ltd.	2,470,078	1,407,192
Depo Auto Parts Industrial Co., Ltd.	143,000	360,201
*Der Pao Construction Co., Ltd.	1,139,000	32,167
Diamond Flower Electric Instrument Co., Ltd.	166,280	162,914
D-Link Corp.	6,841,939	7,254,950
Dynamic Electronics Co., Ltd.	1,708,000	1,099,877
E.Sun Financial Holding Co., Ltd.	27,725,938	18,855,116
*Eastern Media International Corp.	9,476,399	2,342,551
Eclat Textile Co., Ltd.	1,090,980	1,319,308
Edom Technology Co., Ltd.	887,800	486,997
Elite Material Co., Ltd.	36,991	38,686
Elitegroup Computer Systems Co., Ltd.	7,838,066	3,231,219
*EnTie Commercial Bank	908,232	534,656
*Eva Airways Corp.	12,631,944	14,596,626
*Ever Fortune Industrial Co., Ltd.	409,000	4,648
*Everest Textile Co., Ltd.	3,580,002	943,519
Evergreen International Storage & Transport Corp.	5,306,000	4,917,342
*Evergreen Marine Corp., Ltd.	13,214,527	13,825,337
*Everspring Industry Co.	1,659,180	583,680
*Excel Cell Electronics Co., Ltd.	76,000	56,912
Far Eastern Department Stores Co., Ltd.	6,956,740	12,339,571
Far Eastern International Bank	15,912,612	8,144,550
Federal Corp.	4,027,546	2,854,350
First Copper Technology Co., Ltd.	2,948,750	1,410,344
First Financial Holding Co., Ltd.	62,688,366	57,366,652
First Hotel	724,129	741,290
First Insurance Co., Ltd.	2,284,064	1,513,707
*Forhouse Corp.	2,647,635	2,636,947
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	12,072,518
*Formosa Oilseed Processing Co., Ltd.	880,071	472,657

1489

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Formosa Taffeta Co., Ltd.	8,335,511	$8,282,780
Formosan Rubber Group, Inc.	2,980,000	3,043,745
*Formosan Union Chemical Corp.	1,493,176	868,858
*Founding Construction & Development Co., Ltd.	430,098	371,444
*Froch Enterprise Co., Ltd.	228,000	144,266
*FU I Industrial Co., Ltd.	290,400	98,116
Fubon Financial Holding Co., Ltd.	44,710,501	62,109,239
Fullerton Technology Co., Ltd.	747,000	904,572
Fwusow Industry Co., Ltd.	2,050,002	1,038,519
G Shank Enterprise Co., Ltd.	1,019,880	852,156
Gamma Optical Co., Ltd.	828,000	518,595
Getac Technology Corp.	3,661,065	2,295,904
*Giantplus Technology Co., Ltd.	3,225,100	2,243,211
Giga-Byte Technology Co., Ltd.	6,016,287	6,646,249
*Global Brands Manufacture, Ltd.	921,000	601,145
*Gold Circuit Electronics, Ltd.	5,241,965	2,419,802
Goldsun Development & Construction Co., Ltd.	16,193,328	8,264,562
Good Will Instrument Co., Ltd.	402,853	331,925
*Gordon Auto Body Parts Co., Ltd.	131,000	45,756
Grand Pacific Petrochemical Corp.	9,136,000	6,707,819
Great China Metal Industry Co., Ltd.	1,724,000	1,999,440
Great Wall Enterprise Co. Ltd.	1,906,162	2,052,633
*Greatek Co., Ltd.	1,327,842	1,368,241
*GTM Corp.	2,154,000	1,742,541
Hannstar Board Corp.	2,624,666	1,843,157
*HannStar Display Corp.	49,263,000	9,600,646
*Helix Technology, Inc.	29,585	—
Hey Song Corp.	4,736,000	4,241,319
Hitron Technologies, Inc.	774,525	586,073
*Ho Tung Holding Corp.	6,068,503	3,435,608
*Hocheng Corp.	3,206,300	1,279,542
*Hold-Key Electric Wire & Cable Co., Ltd.	2,023,548	1,512,467
Holy Stone Enterprise Co., Ltd.	1,791,643	2,279,606
*Hong Ho Precision Textile Co., Ltd.	86,000	50,960
Hong Tai Electric Industrial Co., Ltd.	2,452,000	1,221,333
*Hong Yi Fiber Industry Co., Ltd.	322,000	201,871
Hsin Kuang Steel Co., Ltd.	2,506,124	3,089,299
Hsing Ta Cement Co., Ltd.	2,071,980	726,372
Hua Eng Wire & Cable Co., Ltd.	5,231,035	2,111,809
Hua Nan Financial Holding Co., Ltd.	16,025,422	12,989,024
*Hualon Corp.	257,040	9,561
Hung Ching Development & Construction Co., Ltd.	1,838,468	1,402,200
Hung Sheng Construction Co., Ltd.	6,506,892	4,363,292
*Hwa Fong Rubber Co., Ltd.	2,786,960	916,589
Ichia Technologies, Inc.	3,781,260	2,206,244
*I-Chiun Precision Industry Co., Ltd.	203,000	256,758
*Inotera Memories, Inc.	20,219,728	12,719,825
Inventec Appliances Corp.	739,000	660,411
Inventec Co., Ltd.	20,195,777	11,801,215
*Jui Li Enterprise Co., Ltd.	693,760	241,225
K Laser Technology, Inc.	1,331,601	909,749
Kang Na Hsiung Enterprise Co., Ltd.	1,414,078	970,580
*Kao Hsing Chang Iron & Steel Corp.	1,589,000	392,137
Kaulin Manufacturing Co., Ltd.	1,899,656	1,847,619
Kee Tai Properties Co., Ltd.	1,086,750	767,558
*King Yuan Electronics Co., Ltd.	13,311,805	8,305,980
Kingdom Construction Co., Ltd.	907,000	863,895
*King’s Town Bank	10,189,012	5,976,920
*Kinko Optical Co., Ltd.	992,131	1,893,010
*Kinpo Electronics, Inc.	13,491,375	5,128,986
*Kuoyang Construction Co., Ltd.	641,029	479,388

1490

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Kwong Fong Industries Corp.	3,745,900	$1,866,359
L&K Engineering Co., Ltd.	719,000	839,052
*Lan Fa Textile Co., Ltd.	2,808,994	1,799,255
LCY Chemical Corp.	2,134,713	5,469,871
*Lead Data Co., Ltd.	2,542,457	446,904
*Leader Electronics, Inc.	292,000	204,426
Lealea Enterprise Co., Ltd.	6,902,473	4,219,976
Lee Chi Enterprises Co., Ltd.	2,049,900	1,086,888
*Lelon Electronics Corp.	853,000	713,112
*Leofoo Development Co., Ltd.	2,044,803	1,511,257
*Li Peng Enterprise Co., Ltd.	5,144,712	3,240,179
Lian Hwa Foods Corp.	161,000	150,088
Lien Chang Electronic Enterprise Co., Ltd.	666,610	386,183
Lien Hwa Industrial Corp.	4,988,640	3,942,256
Lingsen Precision Industries, Ltd.	4,427,480	3,848,408
*LITE-ON IT Corp.	2,188,000	2,483,453
*Lite-On Semiconductor Corp.	2,220,190	1,510,976
Lite-On Technology Corp.	20,528,448	27,845,061
Long Bon International Co., Ltd.	2,285,301	992,220
Long Chen Paper Co., Ltd.	6,418,369	2,674,415
Lucky Cement Corp.	3,099,000	826,432
Macronix International Co., Ltd.	32,386,028	24,955,173
Marketech International Corp.	1,062,000	787,416
Masterlink Securities Corp.	12,443,000	5,713,116
*Maxtek Technology Co., Ltd.	83,000	103,683
Mayer Steel Pipe Corp.	1,087,200	909,875
Maywufa Co., Ltd.	229,070	128,002
Mega Financial Holding Co., Ltd.	84,568,731	68,441,000
*Megamedia Corp.	782	6
Meiloon Co., Ltd.	1,496,352	807,995
Mercuries & Associates, Ltd.	3,734,520	2,923,949
*Mercuries Data Systems, Ltd.	656,800	364,038
Merry Electronics Co., Ltd.	175,000	305,636
*Microelectronics Technology, Inc.	3,998,911	2,432,041
Micro-Star International Co., Ltd.	10,747,985	6,469,589
Mitac International Corp.	12,109,450	6,174,807
Mobiletron Electronics Co., Ltd.	96,000	73,166
*Mosel Vitelic, Inc.	4,871,170	2,426,397
Nantex Industry Co., Ltd.	1,973,329	1,832,718
*Nanya Technology Corp.	484,000	304,799
*New Asia Construction & Development Co., Ltd.	2,210,542	1,048,944
Nien Hsing Textile Co., Ltd.	4,097,226	3,441,208
*Ocean Plastics Co., Ltd.	7,776	6,067
*Optimax Technology Corp.	1,702,957	308,954
*Orient Semiconductor Electronics, Ltd.	3,147,276	943,690
Oriental Union Chemical Corp.	3,567,225	5,207,352
*Pacific Construction Co., Ltd.	3,341,256	571,883
*Pan Jit International, Inc.	2,316,837	3,187,811
*Paragon Technologies Co., Ltd.	216,000	429,505
*Pegatron Corp.	8,364,998	11,482,397
Phihong Technology Co., Ltd.	1,009,320	1,774,945
*Picvue Electronics, Ltd.	241,600	—
Plotech Co., Ltd.	858,282	721,931
Polaris Securities Co., Ltd.	22,281,716	15,557,230
*Potrans Electrical Corp.	1,139,000	171,033
Pou Chen Corp.	20,516,550	19,452,726
*Power Quotient International Co., Ltd.	495,000	353,898
President Securities Corp.	7,301,710	4,894,587
Prince Housing & Development Corp.	4,734,846	3,444,932
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	95,394

1491

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Promate Electronic Co., Ltd.	515,000	$418,653
*Qisda Corp.	8,945,952	6,300,864
*Quintain Steel Co., Ltd.	3,058,250	1,296,026
Radiant Opto-Electronics Corp.	4,193,786	9,131,001
Radium Life Tech Corp.	1,292,510	1,755,581
Ralec Electronic Corp.	442,087	905,549
*Rechi Precision Co., Ltd.	3,673,000	2,158,432
*Rexon Industrial Corp., Ltd.	112,000	37,672
*Ritek Corp.	28,291,622	8,552,920
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	5,868,925	2,046,299
*Sanyang Industrial Co., Ltd.	8,548,268	5,192,205
Sanyo Electric Taiwan Co., Ltd.	368,000	467,129
*Shan-Loong Transportation Co., Ltd.	25,000	16,168
Sheng Yu Steel Co., Ltd.	1,716,000	1,301,233
*Shih Wei Navigation Co., Ltd.	141,000	192,035
Shihlin Electric & Engineering Corp.	3,355,000	4,443,083
*Shin Kong Financial Holding Co., Ltd.	57,537,151	29,033,253
*Shin Zu Shing Co., Ltd.	166,067	445,312
Shinkong Insurance Co., Ltd.	1,630,412	1,597,069
Shinkong Synthetic Fibers Co., Ltd.	16,363,892	8,442,848
*Shuttle, Inc.	408,015	249,667
Sigurd Microelectronics Corp.	4,949,047	4,912,925
Silicon Integrated Systems Corp.	7,132,165	5,128,084
Sinbon Electronics Co., Ltd.	1,739,000	1,369,252
Sincere Navigation Corp.	1,545,740	1,904,889
Sinkang Industries, Ltd.	806,669	579,778
Sinon Corp.	4,131,877	2,019,700
SinoPac Holdings Co., Ltd.	65,853,809	31,803,091
*Siward Crystal Technology Co., Ltd.	1,411,875	917,750
*Solelytex Enterprise Corp.	408,000	273,925
*Solomon Technology Corp.	1,375,950	673,496
South East Soda Manufacturing Co., Ltd.	927,500	1,196,272
Southeast Cement Co., Ltd.	3,216,700	1,372,410
SPI Electronic Co., Ltd.	277,938	367,776
Spirox Corp.	959,661	794,273
Springsoft, Inc.	1,577,000	1,982,658
Standard Chemical & Pharmaceutical Co., Ltd.	155,310	165,877
*Star Comgistic Capital Co., Ltd.	275,460	397,782
Stark Technology, Inc.	1,127,200	1,109,996
Sunonwealth Electric Machine Industry Co., Ltd.	486,421	446,133
*Sunplus Technology Co., Ltd.	5,213,620	4,061,122
*Sunspring Metal Corp.	12,000	15,813
Supreme Electronics Co., Ltd.	1,752,681	1,604,851
Sweeten Construction Co., Ltd.	868,250	571,214
Sysware Systex Corp.	828,801	1,268,368
T JOIN Transportation Co., Ltd.	1,783,000	1,764,223
Ta Chen Stainless Pipe Co., Ltd.	4,166,522	3,047,809
*Ta Chong Bank, Ltd.	17,315,524	7,647,675
Ta Ya Electric Wire & Cable Co., Ltd.	5,908,732	1,805,473
Tah Hsin Industrial Corp.	1,465,000	1,456,128
TA-I Technology Co., Ltd.	539,583	626,055
*Taichung Commercial Bank	15,441,254	7,011,984
Tainan Enterprises Co., Ltd.	899,183	1,246,586
Tainan Spinning Co., Ltd.	11,793,080	8,335,181
*Taishin Financial Holdings Co., Ltd.	55,265,396	31,923,855
Taisun Enterprise Co., Ltd.	2,465,549	1,488,018
*Taita Chemical Co., Ltd.	2,703,400	1,304,009
*Taiwan Business Bank	35,169,219	16,262,416
Taiwan Cement Corp.	34,186,440	36,717,691
Taiwan Cogeneration Corp.	3,190,760	2,070,847

1492

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Taiwan Cooperative Bank	46,747,213	$39,622,598
*Taiwan Flourescent Lamp Co., Ltd.	756,000	77,591
Taiwan Fu Hsing Industrial Co., Ltd.	695,000	540,123
Taiwan Glass Industrial Corp.	8,296,447	11,070,316
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Land Development Corp.	2,498,366	1,374,076
Taiwan Mask Corp.	2,430,250	1,077,863
Taiwan Paiho Co., Ltd.	1,634,850	1,755,135
*Taiwan Pulp & Paper Corp.	4,759,000	2,846,232
Taiwan Sakura Corp.	890,326	693,435
Taiwan Sogo Shinkong Security Co., Ltd.	1,456,205	1,215,229
Taiwan Styrene Monomer Corp.	5,702,856	2,809,162
Taiwan Tea Corp.	6,102,092	4,327,463
Taiyen Biotech Co., Ltd.	1,948,000	1,525,059
*Tatung Co., Ltd.	50,235,137	11,728,069
*Teapo Electronic Corp.	1,508,840	477,453
Teco Electric & Machinery Co., Ltd.	20,299,725	12,656,001
*Tecom, Ltd.	823,753	259,415
Test-Rite International Co., Ltd.	1,786,331	1,334,238
Ton Yi Industrial Corp.	8,626,810	4,702,983
Tong Yang Industry Co., Ltd.	666,489	877,139
Tong-Tai Machine & Tool Co., Ltd.	293,000	420,707
Topco Scientific Co., Ltd.	858,980	1,309,647
*Topoint Technology Co., Ltd.	398,000	475,257
Tsann Kuen Enterprise Co., Ltd.	479,992	991,941
*Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	1,995,000	942,219
Tung Ho Steel Enterprise Corp.	4,684,274	5,512,354
TYC Brother Industrial Co., Ltd.	1,978,651	1,271,816
*Tycoons Group Enterprise Co., Ltd.	4,365,938	1,434,442
Tze Shin International Co., Ltd.	1,063,113	535,222
Unimicron Technology Corp.	8,508,363	17,597,408
*Union Bank of Taiwan	7,694,282	3,104,799
Unitech Electronics Co., Ltd.	1,308,739	748,179
*Unitech Printed Circuit Board Corp.	6,375,265	4,053,619
United Integration Service Co., Ltd.	1,309,000	1,966,834
United Microelectronics Corp.	128,233,681	78,846,701
Universal Cement Corp.	5,030,551	3,252,065
*Universal Microelectronics Co., Ltd.	943,491	573,961
Universal, Inc.	48,059	42,008
UPC Technology Corp.	7,006,415	5,834,269
USI Corp.	5,806,080	7,634,957
*U-Tech Media Corp.	1,952,799	710,646
Ve Wong Corp.	1,462,806	1,217,723
*Waffer Technology Co., Ltd.	1,507,000	359,321
Wah Lee Industrial Corp.	16,000	33,477
*Walsin Lihwa Corp.	34,995,412	21,089,921
*Walsin Technology Corp., Ltd.	5,359,876	3,724,588
Walton Advanced Engineering, Inc.	2,318,853	1,472,918
*Wan Hai Lines Co., Ltd.	2,528,000	2,107,773
Wan Hwa Enterprise Co., Ltd.	663,514	381,369
Waterland Financial Holding Co., Ltd.	25,991,080	14,994,150
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	501,593
Weikeng Industrial Co., Ltd.	1,428,000	1,323,418
*Well Shin Technology Co., Ltd.	77,000	138,799
Wellypower Optronics Corp.	1,436,000	1,660,659
*Winbond Electronics Corp.	32,471,885	11,979,477
*Wintek Corp.	5,285,000	9,042,679
WPG Holdings, Ltd.	2,414,158	4,723,854
WT Microelectronics Co., Ltd.	2,215,000	3,606,152
*WUS Printed Circuit Co., Ltd.	5,113,928	3,939,717
Yageo Corp.	28,314,840	14,783,754

1493

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Yang Ming Marine Transport Corp.	12,943,615	$13,011,527
Yeung Cyang Industrial Co., Ltd.	1,792,667	1,542,335
*Yi Jinn Industrial Co., Ltd.	2,516,341	1,182,536
Yieh Phui Enterprise Co., Ltd.	10,889,986	4,423,829
Yuanta Financial Holding Co., Ltd.	34,960,422	28,171,592
Yuen Foong Yu Paper Manufacturing Co., Ltd.	12,114,416	5,851,853
Yulon Motor Co., Ltd.	11,058,572	22,995,580
*Yulon Nissan Motor Co., Ltd.	146,000	596,669
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	84,687	130,069
Yung Tay Engineering Co., Ltd.	3,582,000	5,060,014
Zenitron Corp.	1,752,000	1,307,768
Zig Sheng Industrial Co., Ltd.	4,847,548	3,220,491
Zippy Technology Corp.	343,000	295,697
*Zyxel Communication Corp.	4,332,000	3,469,498

TOTAL TAIWAN		1,886,270,172

THAILAND — (2.1%)
Aapico Hitech PCL (Foreign)	539,800	242,862
Asia Plus Securities PCL (Foreign)	12,023,900	1,058,586
Ayudhya Insurance PCL (Foreign)	228,500	140,524
Bangchak Petroleum PCL (Foreign)	7,266,900	4,069,182
Bangkok Bank PCL (Foreign)	5,983,200	29,146,192
Bangkok Bank PCL (Foreign) NVDR	4,793,500	23,118,029
Bangkok Expressway PCL (Foreign)	4,439,200	2,715,678
Bangkok First Investment & Trust PCL (Foreign)	132,300	25,693
Bangkok Insurance PCL (Foreign)	135,820	1,099,045
*Bangkokland PCL (Foreign)	89,137,003	1,817,650
Bank of Ayudhya PCL (Foreign)	16,269,800	12,954,753
*Bank of Ayudhya PCL (Foreign) NVDR	3,010,900	2,397,415
Cal-Comp Electronics (Thailand) PCL (Foreign)	18,405,400	1,942,114
Capital Nomura Securities PCL (Foreign)	413,400	381,353
Central Plaza Hotel PCL (Foreign)	6,525,000	975,740
*Charoong Thai Wire & Cable PCL (Foreign)	127,000	49,328
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	4,455,668
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,975,248
*Erawan Group PCL (Foreign)	4,288,950	302,635
*Esso Thailand PCL (Foreign)	10,975,100	2,646,528
*G J Steel PCL (Foreign)	214,856,100	1,669,055
*G Steel PCL (Foreign)	67,319,100	1,394,537
Hana Microelectronics PCL (Foreign)	2,682,500	2,192,365
Hermraj Land & Development PCL (Foreign)	64,383,100	3,542,686
ICC International PCL (Foreign)	2,710,500	3,443,506
IRPC PCL (Foreign)	99,669,500	16,291,664
*Italian-Thai Development PCL (Foreign) NVDR	20,701,800	2,439,053
Jasmine International PCL (Foreign)	27,831,800	1,639,549
*Kang Yong Electric PCL (Foreign)	1,900	12,976
Kasikornbank PCL (Foreign)	1,193,700	4,559,204
Kasikornbank PCL (Foreign) NVDR	164,500	612,316
*KGI Securities Thailand PLC (Foreign)	11,847,800	997,064
Kiatnakin Finance PCL (Foreign)	3,374,300	3,713,423
Krung Thai Bank PCL (Foreign)	54,147,700	27,691,654
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	2,444,085
*Loxley PCL (Foreign)	3,513,700	302,523
MBK PCL (Foreign)	905,500	2,901,586
Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,139,913
Polyplex PCL (Foreign)	1,132,600	1,182,274
Precious Shipping PCL (Foreign)	5,065,000	2,918,174
PTT Aromatics & Refining PCL (Foreign)	14,616,616	17,504,929
PTT Chemical PCL (Foreign)	5,203,910	23,497,182
Quality Houses PCL (Foreign)	26,197,200	1,729,804
*Regional Container Lines PCL (Foreign)	4,874,500	2,066,870

1494

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Rojana Industrial Park PCL (Foreign)	322,500	$103,342
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	2,006,331
Saha Pathanapibul PCL (Foreign)	1,594,833	1,393,769
Saha-Union PCL (Foreign)	2,976,400	3,660,890
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	2,854,601
*Samart Corporation PCL (Foreign)	800,000	229,163
Sansiri PCL (Foreign)	9,982,900	1,744,867
*SC Asset Corp. PCL (Foreign)	160,000	89,594
Serm Suk PCL (Foreign) NVDR	39,000	58,068
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,025,799
Siam Commercial Bank PCL (Foreign)	944,800	2,874,614
Sri Trang Agro Industry PCL (Foreign)	50,000	53,407
Supalai PCL (Foreign)	495,566	155,591
*Tata Steel (Thailand) PCL (Foreign)	35,972,800	1,665,030
*Thai Airways International PCL (Foreign)	7,345,811	8,916,262
*Thai Carbon Black PCL (Foreign)	139,600	147,982
Thai Oil PCL (Foreign)	9,483,600	20,873,436
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	3,064,493
*Thai Rayon PCL (Foreign)	165,000	388,534
Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	732,282
Thai Wacoal PCL (Foreign)	93,300	130,611
Thanachart Capital PCL (Foreign)	6,758,500	6,617,402
Thoresen Thai Agencies PCL (Foreign)	3,578,400	2,108,007
Ticon Industrial Connection PCL (Foreign)	607,000	243,625
Tisco Financial Group PCL (Foreign)	1,041,700	1,121,105
Total Access Communication PCL (Foreign) (B1XFLM7)	1,264,380	1,685,419
*Total Access Communication PCL (Foreign) (B231MK7)	36,700	47,813
Total Access Communication PCL (Foreign) NVDR	7,735,400	10,077,678
TPI Polene PCL (Foreign)	10,203,724	3,566,927
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	251,517
Univentures PCL (Foreign)	3,481,400	299,742
Vanachai Group PCL (Foreign)	5,869,000	904,238
Vinythai PCL (Foreign)	5,239,317	2,035,016

TOTAL THAILAND		298,527,770

TURKEY — (1.8%)
Adana Cimento Sanayii Ticaret A.S. Class A	564,657	2,001,348
Adana Cimento Sanayii Ticaret A.S. Class C	299,447	147,539
*Advansa Sasa Polyester Sanayi A.S.	1,240,215	876,568
Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,468,513
*Akenerji Elektrik Uretim A.S.	13,804	26,711
Aksa Akrilik Kimya Sanayii A.S.	1,424,767	3,362,618
Aksigorta A.S.	1,324,168	1,836,332
Alarko Holding A.S.	1,013,092	2,205,553
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	106,723	796,927
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,955,644	2,462,756
*Anadolu Cam Sanayii A.S.	1,486,817	2,934,080
Arcelik A.S.	1,576,149	8,175,108
Asya Katilim Bankasi A.S.	192,797	337,760
Aydiner Enerji A.S.	415,323	783,293
Aygaz A.S.	1,118,602	6,051,367
Bati Anabolu Cimento A.S.	299,730	1,437,570
Bolu Cimento Sanayii A.S.	836,227	834,675
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	87,735	953,202
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	3,152,399
*Deva Holding A.S.	885,272	1,612,949
*Dogan Gazetecilik A.S.	590,940	1,178,027
*Dogan Sirketler Grubu Holdings A.S.	9,540,148	6,550,299
*Dogan Yayin Holding A.S.	2,881,725	3,565,742
*Dogus Otomotiv Servis ve Ticaret A.S.	781,434	2,496,415
*EGE Seramik Sanayi ve Ticaret A.S.	410,796	609,168

1495

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	2,225,408	$3,345,119
Enka Insaat ve Sanayi A.S.	—	1
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,016,269	22,064,005
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	128	26,391
Gentas Genel Metal Sanayi ve Ticaret A.S.	277,790	324,336
*Global Yatirim Holding A.S.	2,770,251	1,894,691
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	552,019	337,141
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,171,072
*Goodyear Lastikleri T.A.S.	124,529	1,953,649
*GSD Holding A.S.	2,568,369	1,607,885
*Gunes Sigorta A.S.	439,694	523,788
Haci Omer Sabanci Holding A.S.	—	1
Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	3,087,611
*Ihlas EV Aletleri A.S.	1,149,932	859,913
*Ihlas Holding A.S.	3,918,431	3,768,263
Is Yatirim Menkul Degerler A.S.	286,457	494,426
*Isiklar Yatirim Holding A.S.	1,053,525	819,126
*Izmir Demir Celik Sanayi A.S.	796,660	2,135,680
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	2,360,622	1,695,622
Koc Holding A.S. Series B	6,569,315	26,937,870
Konya Cimento Sanayii A.S.	6,740	1,289,561
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,842,309
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	299,834	808,921
Marshall Boya ve Vernik A.S.	4,496	97,058
*Marti Otel Isletmeleri A.S.	1,429,951	989,887
*Net Turizm Ticaret ve Sanayi A.S.	2,067,073	1,301,125
Nortel Networks Netas Telekomuenikasyon A.S.	50,899	2,715,584
*Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.	310,488	735,058
*Petkim Petrokimya Holding A.S.	4,417,470	6,374,640
Pinar Entegre Et ve Un Sanayi A.S.	231,479	965,371
Pinar SUT Mamulleri Sanayii A.S.	195,977	1,634,534
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,885
*Sabah Yayincilik A.S.	31,938	75,642
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,645,192
Sekerbank T.A.S.	2,811,226	2,898,072
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	532,868	788,451
*Soda Sanayii A.S.	555,287	809,977
Tekfen Holding A.S.	1,437,073	5,968,787
*Tekstil Bankasi A.S.	1,166,413	736,745
Tofas Turk Otomobil Fabrikasi A.S.	619,081	3,350,770
*Trakya Cam Sanayii A.S.	2,393,774	4,980,173
Turcas Petrol A.S.	781,282	1,896,312
Turk Ekonomi Bankasi A.S.	2,350,874	2,676,116
*Turk Hava Yollari A.S.	4,218,315	13,596,966
Turkiye Garanti Bankasi A.S.	—	1
Turkiye Is Bankasi A.S.	6,579,111	20,759,945
Turkiye Sinai Kalkinma Bankasi A.S.	3,448,034	5,423,436
*Turkiye Sise ve Cam Fabrikalari A.S.	4,350,665	8,952,338
Turkiye Vakiflar Bankasi T.A.O.	7,707,611	19,067,454
Ulker Biskuvi Sanayi A.S.	1,289,012	4,461,194
*Uzel Makina Sanayii A.S.	275,043	133,712
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	716,001	1,491,237
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,638,164
*Yapi ve Kredi Bankasi A.S.	505,388	1,478,199

TOTAL TURKEY		251,489,325

TOTAL COMMON STOCKS		12,798,403,587

PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
Banco Alfa de Investimento SA	61,726	247,726
Banco Bradesco SA Sponsored ADR	16,708	316,115

1496

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Banco Cruzeiro do Sul SA	5,100	$47,422
Banco do Estado do Rio Grande do Sul SA	1,412,133	13,893,027
*Braskem SA Preferred A	1,479,200	18,608,131
#Braskem SA Preferred A Sponsored ADR	346,836	8,750,672
Cia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	13,528,837
#Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	284,882	10,871,097
Cia de Tecidos Norte de Minas - Coteminas SA	901,775	2,786,011
Confab Industrial SA	3,394,571	11,770,371
Eucatex SA Industria e Comercio SA	10,800	48,592
Ferbasa-Ferro Ligas Da Bahia	583,065	4,701,037
Forjas Taurus SA	831,169	2,009,425
Gerdau SA	2,445,084	31,316,202
Gerdau SA Sponsored ADR	4,348,258	57,614,418
Gol Linhas Aereas Inteligentes SA	63,600	908,435
*Inepar SA Industria e Construcoes	349,432	1,043,925
*Inepar SA Industria e Construcoes Receipt	132,403	405,084
Itausa - Investimentos Itau SA	2,031,145	14,365,878
Klabin SA	5,665,304	19,304,074
Mangels Industrial SA	3,600	21,488
Marcopolo SA	3,727,360	13,438,576
Metalurgica Gerdau SA	4,022,600	61,511,187
Petroleo Brasileiro SA	311,700	5,065,511
#Petroleo Brasileiro SA ADR	6,351,390	211,183,718
Randon e Participacoes SA	716,950	4,967,619
Sao Paulo Alpargatas SA	864,000	5,545,937
Suzano Papel e Celullose SA	2,575,549	22,403,468
Telemar Norte Leste SA	529,500	15,996,653
Ultrapar Participacoes SA	99,241	6,263,027
#Ultrapar Participacoes SA Sponsored ADR	256,935	16,297,387
*Unipar Participacoes SA Class B	7,370,473	2,520,273
Usinas Siderurgicas de Minas Gerais SA Series A	7,092,710	82,672,759
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	165,935

TOTAL BRAZIL		660,590,017

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	323,249

MALAYSIA — (0.0%)
*Malayan United Industries Berhad Series A2	1,526,067	89,725

TOTAL PREFERRED STOCKS		661,002,991

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Globex Utilidades SA Rights 12/10/11	17,213	20,652
*Mahle-Metal Leve SA Industria e Comercio Rights 02/08/11	1,617	—
*Sao Martinho SA Rights 12/02/10	2,207,355	13,242

TOTAL BRAZIL		33,894

CHINA — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	110,368	368

INDIA — (0.0%)
*Jyoti Structures, Ltd. Rights 01/13/11	5,896	—

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	163,000	1,225

MALAYSIA — (0.0%)
*KPJ Healthcare Berhad Warrants 01/10/15	197,373	139,254

1497

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*OSK Holdings Berhad Warrants 09/30/12	93,339	$5,488

TOTAL MALAYSIA		144,742

POLAND — (0.0%)
*Ciech SA Rights 02/16/11	183,294	251,274

TAIWAN — (0.0%)
*Asia Vital Components Co., Ltd. Rights 02/14/11	53,504	6,265
*LCY Chemical Corp. Rights 02/09/11	97,946	53,973

TOTAL TAIWAN		60,238

THAILAND — (0.0%)
*Sahaviriya Steel Industries PCL (Foreign) Rights 02/22/11	13,780,140	35,683
*Sansiri PCL (Foreign) Warrants 01/20/15	1,029,262	36,646

TOTAL THAILAND		72,329

TOTAL RIGHTS/WARRANTS		564,070

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund	852,276,536	852,276,536
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,074,767) to be repurchased at $1,053,699	$1,054	1,053,693

TOTAL SECURITIES LENDING COLLATERAL		853,330,229

TOTAL INVESTMENTS — (100.0%) (Cost $10,945,610,745)##		$14,313,300,877

1498

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of inputs used to value the Fund’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,045,740,112	—	—	$1,045,740,112
Chile	308,557,951	—	—	308,557,951
China	232,696,489	$1,712,197,127	—	1,944,893,616
Czech Republic	—	43,332,410	—	43,332,410
Hungary	—	130,722,876	—	130,722,876
India	171,971,439	1,090,840,846	—	1,262,812,285
Indonesia	3,993,979	403,831,862	—	407,825,841
Israel	28,862	2,039,582	—	2,068,444
Malaysia	11,776	473,823,730	—	473,835,506
Mexico	798,027,220	740,977	—	798,768,197
Philippines	—	103,044,563	—	103,044,563
Poland	—	255,592,208	—	255,592,208
Russia	—	705,397,906	—	705,397,906
South Africa	189,426,365	839,576,679	—	1,029,003,044
South Korea	376,949,316	1,473,572,045	—	1,850,521,361
Taiwan	72,494,890	1,813,775,282	—	1,886,270,172
Thailand	298,527,770	—	—	298,527,770
Turkey	—	251,489,325	—	251,489,325
Preferred Stocks
Brazil	660,590,017	—	—	660,590,017
India	—	323,249	—	323,249
Malaysia	89,725	—	—	89,725
Rights/Warrants
Brazil	—	33,894	—	33,894
China	368	—	—	368
India	—	—	—	—
Indonesia	1,225	—	—	1,225
Malaysia	144,742	—	—	144,742
Poland	—	251,274	—	251,274
Taiwan	—	60,238	—	60,238
Thailand	36,646	35,683	—	72,329
Securities Lending Collateral	—	853,330,229	—	853,330,229

TOTAL	$4,159,288,892	$10,154,011,985	—	$14,313,300,877

See accompanying Notes to Schedules of Investments.

1499

Organization

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).

Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service

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which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type and country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund did not have any significant transfers between Level 1 and Level 2 during the quarter ended January 31, 2011.

Financial Instruments

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2011.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3.    Futures Contracts:    The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to

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exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2011, the Fund had no outstanding futures contracts.

Federal Tax Cost

At January 31, 2011, the total cost of securities for federal income tax purposes was $10,956,143,298 for Dimensional Emerging Markets Value Fund.

Other

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Co-Chief Executive Officer

Date: March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: March 29, 2011

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: March 29, 2011